UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | February 28, 2023
Schwab International Equity ETFs

Schwab International Dividend Equity ETF	SCHY
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Schwab International Equity ETFs | Semiannual Report1

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2023
Schwab International Dividend Equity ETF (Ticker Symbol: SCHY)
Market Price Return[1]	8.95%
NAV Return[1]	8.59%
Dow Jones International Dividend 100 Index (Net)[2]	8.66%
ETF Category: Morningstar Foreign Large Value[3]	13.12%
Performance Details	pages 4-5

Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	11.06%
NAV Return[1]	10.69%
FTSE Developed ex US Index (Net)[2]	10.64%
ETF Category: Morningstar Foreign Large Blend[3]	10.56%
Performance Details	pages 6-7

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	7.93%
NAV Return[1]	7.51%[4]
FTSE Developed Small Cap ex US Liquid Index (Net)[2]	7.47%
ETF Category: Morningstar Foreign Small/Mid Blend[3]	9.26%
Performance Details	pages 8-9

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	-1.91%
NAV Return[1]	-2.50%
FTSE Emerging Index (Net)[2]	-2.61%
ETF Category: Morningstar Diversified Emerging Markets[3]	0.48%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF under license. The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
2Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent
12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr.
Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig[1], CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the funds. Prior to joining Schwab in 2012, Mr. Craig worked at
Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké
Securities), and a trader and analyst at PMA Securities, Inc.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust
(subsequently acquired by State Street Corporation).

1
Effective on or about May 5, 2023, Chuck Craig will retire and will no longer serve as senior portfolio manager of the funds.
Schwab International Equity ETFs | Semiannual Report3

Schwab International Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab International Dividend Equity ETF (4/29/21)
Market Price Return[2]	8.95%	-7.21%	-1.77%
NAV Return[2]	8.59%	-6.71%	-1.62%
Dow Jones International Dividend 100 Index (Net)[3]	8.66%	-6.73%	-1.56%
ETF Category: Morningstar Foreign Large Value[4]	13.12%	-1.89%	N/A
Fund Expense Ratio[5]: 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (4/29/21) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
4Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	105
Weighted Average Market Cap (millions)	$62,642
Price/Earnings Ratio (P/E)	11.2
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	16%[2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Equity ETFs | Semiannual Report5

Schwab International Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	11.06%	-4.41%	2.92%	4.83%
NAV Return[2]	10.69%	-4.53%	2.88%	4.84%
FTSE Developed ex US Index (Net)[3]	10.64%	-4.68%	2.74%	4.75%
ETF Category: Morningstar Foreign Large Blend[4]	10.56%	-5.16%	2.18%	4.52%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
6Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	1,550
Weighted Average Market Cap (millions)	$73,722
Price/Earnings Ratio (P/E)	13.1
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	3%[2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Equity ETFs | Semiannual Report7

Schwab International Small-Cap Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	7.93%	-9.80%	0.56%	4.32%
NAV Return[2]	7.51%[3]	-9.71%	0.58%	4.42%
FTSE Developed Small Cap ex US Liquid Index (Net)[4]	7.47%	-9.92%	0.44%	4.35%
ETF Category: Morningstar Foreign Small/Mid Blend[5]	9.26%	-8.52%	0.99%	5.39%
Fund Expense Ratio[6]: 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
6
As stated in the prospectus.
8Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	2,139
Weighted Average Market Cap (millions)	$2,805
Price/Earnings Ratio (P/E)	11.8
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	8%[2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Equity ETFs | Semiannual Report9

Schwab Emerging Markets Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	-1.91%	-14.56%	-0.97%	1.84%
NAV Return[2]	-2.50%	-13.19%	-1.10%	1.91%
FTSE Emerging Index (Net)[3]	-2.61%	-14.10%	-0.98%	2.03%
ETF Category: Morningstar Diversified Emerging Markets[4]	0.48%	-13.62%	-1.43%	1.57%
Fund Expense Ratio[5]: 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
10Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	1807
Weighted Average Market Cap (millions)	$91,777
Price/Earnings Ratio (P/E)	10.9
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	6%[2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Equity ETFs | Semiannual Report11

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2022 and held through February 28, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/23	EXPENSES PAID DURING PERIOD 9/1/22-2/28/23 [2]
Schwab International Dividend Equity ETF
Actual Return	0.14%	$1,000.00	$1,085.90	$0.72
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.10	$0.70
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$1,106.90	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab International Small-Cap Equity ETF
Actual Return	0.11%	$1,000.00	$1,074.70	$0.57
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55
Schwab Emerging Markets Equity ETF
Actual Return	0.11%	$1,000.00	$975.00	$0.54
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

12Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	4/29/21[1]– 8/31/21
Per-Share Data
Net asset value at beginning of period	$21.72	$26.07	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	1.37	0.41
Net realized and unrealized gains (losses)	1.56	(5.09)	0.71
Total from investment operations	1.86	(3.72)	1.12
Less distributions:
Distributions from net investment income	(0.59)	(0.63)	(0.05)
Net asset value at end of period	$22.99	$21.72	$26.07
Total return	8.59%[3]	(14.47%)	4.48%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14%[4,5]	0.14%[5]	0.14%[4]
Net investment income (loss)	2.71%[4]	5.72%	4.76%[4]
Portfolio turnover rate[6]	16%[3]	45%	3%[3]
Net assets, end of period (x 1,000,000)	$660	$439	$102

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Semiannual Report13

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Australia 12.4%
Aurizon Holdings Ltd.	1,668,549	3,724,367
BHP Group Ltd.	827,728	25,229,671
Rio Tinto Ltd.	334,107	26,299,867
Wesfarmers Ltd.	809,791	26,343,031
		81,596,936

Belgium 0.2%
Etablissements Franz Colruyt N.V.	16,250	440,996
Proximus SADP	63,469	586,934
		1,027,930

Brazil 0.0%
Porto Seguro S.A.	36,107	183,070

Canada 7.3%
BCE, Inc.	123,540	5,478,064
Great-West Lifeco, Inc.	51,907	1,419,441
Quebecor, Inc., Class B	63,784	1,512,319
Sun Life Financial, Inc.	112,036	5,426,313
The Bank of Nova Scotia	226,984	11,243,748
The Toronto-Dominion Bank	345,952	23,085,489
		48,165,374

China 3.2%
Anhui Conch Cement Co., Ltd., H Shares	1,451,965	5,327,294
China Construction Bank Corp., H Shares	18,786,631	11,488,098
China Life Insurance Co., Ltd., H Shares	1,419,396	2,404,990
China Shenhua Energy Co., Ltd., H Shares	231,822	696,987
Hengan International Group Co., Ltd.	191,631	881,314
Jiangsu Expressway Co., Ltd., H Shares	84,312	80,558
		20,879,241

Finland 3.7%
Elisa Oyj	61,764	3,518,700
Kesko Oyj, B Shares	79,693	1,738,463
Kone Oyj, B Shares	365,136	19,032,202
		24,289,365

Germany 10.3%
Allianz SE	77,893	18,350,826
Deutsche Post AG	646,768	27,518,219
E.ON SE	2,032,372	22,296,905
		68,165,950

SECURITY	NUMBER OF SHARES	VALUE ($)
India 1.0%
Colgate-Palmolive (India) Ltd.	38,586	687,773
HCL Technologies Ltd.	73,633	959,832
Indian Oil Corp., Ltd.	260,737	239,865
ITC Ltd.	868,915	3,959,479
Petronet LNG Ltd.	50,918	137,077
Power Grid Corp. of India Ltd.	234,712	631,019
		6,615,045

Italy 4.7%
Assicurazioni Generali S.p.A.	229,788	4,559,445
Enel S.p.A.	4,730,360	26,672,992
		31,232,437

Japan 8.4%
ABC-Mart, Inc.	28,461	1,401,999
Daito Trust Construction Co., Ltd.	62,417	5,879,016
Japan Tobacco, Inc.	320,320	6,512,691
KDDI Corp.	643,398	18,827,474
K's Holdings Corp.	152,030	1,310,305
Nintendo Co., Ltd.	479,979	18,055,371
Seven Bank Ltd.	142,090	285,818
Sompo Holdings, Inc.	66,301	2,842,063
		55,114,737

Malaysia 0.0%
Petronas Gas Berhad	51,807	192,335

Mexico 1.7%
America Movil S.A.B. de C.V., Series L	7,847,337	8,127,828
Arca Continental S.A.B. de C.V.	136,483	1,150,107
Coca-Cola Femsa S.A.B. de C.V.	154,047	1,112,501
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	408,139	817,614
Sitios Latinoamerica S.A.B. de C.V. *	610,675	245,603
		11,453,653

Netherlands 1.5%
Koninklijke Ahold Delhaize N.V.	304,453	9,691,020

New Zealand 0.9%
Contact Energy Ltd.	708,421	3,361,990
Spark New Zealand Ltd.	769,671	2,384,248
		5,746,238

Norway 2.0%
Gjensidige Forsikring A.S.A.	36,056	642,603
Telenor A.S.A.	264,371	2,978,040
See financial notes
14Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yara International A.S.A.	200,274	9,564,095
		13,184,738

Philippines 0.1%
PLDT, Inc.	35,307	819,684

Qatar 0.1%
Industries Qatar QSC	137,393	525,162

Republic of Korea 0.4%
GS Retail Co., Ltd.	12,635	275,473
Korean Reinsurance Co.	17,797	109,748
KT&G Corp.	32,027	2,146,831
		2,532,052

Russia 0.0%
Severstal PAO *(a)(b)	708	266

Saudi Arabia 2.9%
Advanced Petrochemical Co.	156,961	2,020,230
Jarir Marketing Co.	4,042	159,196
SABIC Agri-Nutrients Co.	286,188	10,188,724
Saudi Telecom Co.	739,182	6,923,707
		19,291,857

Singapore 0.7%
Singapore Exchange Ltd.	156,247	1,010,966
Singapore Technologies Engineering Ltd.	1,407,384	3,732,393
		4,743,359

South Africa 0.3%
Vodacom Group Ltd.	300,536	2,074,548

Spain 1.0%
Red Electrica Corp. S.A.	391,707	6,526,020

Sweden 0.3%
Tele2 AB, B Shares	226,156	2,089,242

Switzerland 9.5%
EMS-Chemie Holding AG	8,331	6,337,693
Roche Holding AG	80,913	23,464,554
SGS S.A.	5,495	12,652,131
Swisscom AG	10,435	6,461,962
Zurich Insurance Group AG	28,676	13,658,007
		62,574,347

Taiwan 4.2%
Advantech Co., Ltd.	30,084	352,483
Asia Cement Corp.	3,131,850	4,599,691
Asustek Computer, Inc.	48,290	440,592
Cheng Loong Corp.	1,185,321	1,122,319
Chicony Electronics Co., Ltd.	44,000	132,854
Chunghwa Telecom Co., Ltd.	1,560,684	5,916,047
Great Wall Enterprise Co., Ltd.	222,094	368,827
Lite-On Technology Corp.	151,926	346,539
Quanta Computer, Inc.	190,511	500,827
Radiant Opto-Electronics Corp.	31,334	108,493
Simplo Technology Co., Ltd.	11,356	110,319
SECURITY	NUMBER OF SHARES	VALUE ($)
Synnex Technology International Corp.	86,000	176,406
Taiwan Cement Corp.	8,084,811	10,388,105
Uni-President Enterprises Corp.	1,390,012	3,079,335
Wistron Corp.	192,854	209,820
		27,852,657

Thailand 0.2%
Intouch Holdings PCL NVDR	476,299	953,508
Supalai PCL NVDR	45,212	29,168
Tisco Financial Group PCL NVDR	74,196	216,240
		1,198,916

Turkey 0.1%
BIM Birlesik Magazalar A/S	130,212	940,087

United Arab Emirates 1.5%
Emirates Telecommunications Group Co. PJSC	1,428,228	9,915,955

United Kingdom 21.0%
Admiral Group plc	52,314	1,393,979
BAE Systems plc	2,584,067	28,093,024
British American Tobacco plc	623,782	23,739,123
GSK plc	1,425,327	24,596,292
Haleon plc	1,479,300	5,765,846
Imperial Brands plc	279,402	6,782,070
Schroders plc	174,332	1,049,787
SSE plc	949,033	20,054,856
St. James's Place plc	104,122	1,615,398
Unilever plc	511,232	25,598,643
		138,689,018
Total Common Stocks (Cost $670,510,538)		657,311,239

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	2,428
Total Preferred Stocks (Cost $260,897)		2,428

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)	335,052	335,052
Total Short-Term Investments (Cost $335,052)		335,052
Total Investments in Securities (Cost $671,106,487)		657,648,719

See financial notes
Schwab International Equity ETFs | Semiannual Report15

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	21	2,148,930	(38,895)
MSCI Emerging Markets Index, expires 03/17/23	4	192,580	(3,993)
Net Unrealized Depreciation			(42,888)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$657,310,973	$—	$—	$657,310,973
Russia	—	—	266	266
Preferred Stocks[1]
Russia	—	—	2,428	2,428
Short-Term Investments[1]	335,052	—	—	335,052
Liabilities
Futures Contracts[2]	(42,888)	—	—	(42,888)
Total	$657,603,137	$—	$2,694	$657,605,831

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
16Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $671,106,487)		$657,648,719
Foreign currency, at value (cost $406,382)		404,103
Deposit with broker for futures contracts		126,381
Receivables:
Dividends		1,972,492
Foreign tax reclaims	+	205,618
Total assets		660,357,313

Liabilities
Payables:
Investments bought		336,225
Foreign capital gains tax		138,221
Management fees		69,932
Variation margin on futures contracts		17,349
Due to custodian	+	1,471
Total liabilities		563,198
Net assets		$659,794,115

Net Assets by Source
Capital received from investors		$694,932,226
Total distributable loss	+	(35,138,111)
Net assets		$659,794,115

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$659,794,115		28,700,000		$22.99

See financial notes
Schwab International Equity ETFs | Semiannual Report17

Schwab International Dividend Equity ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $542,964)		$7,404,434
Securities on loan, net	+	16,727
Total investment income		7,421,161

Expenses
Management fees		363,938
Proxy fees[1]	+	3,045
Total expenses	–	366,983
Net investment income		7,054,178

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(15,017,113)
Net realized gains on sales of in-kind redemptions - unaffiliated		737,028
Net realized gains on futures contracts		87,201
Net realized losses on foreign currency transactions	+	(137,900)
Net realized losses		(14,330,784)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($120,568))		48,292,203
Net change in unrealized appreciation (depreciation) on futures contracts		101,781
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	63,856
Net change in unrealized appreciation (depreciation)	+	48,457,840
Net realized and unrealized gains		34,127,056
Increase in net assets resulting from operations		$41,181,234

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
18Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$7,054,178	$15,354,078
Net realized losses		(14,330,784)	(10,069,847)
Net change in unrealized appreciation (depreciation)	+	48,457,840	(62,483,819)
Increase (decrease) in net assets resulting from operations		$41,181,234	($57,199,588)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($13,407,950)	($6,562,600)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,800,000	$199,816,839	16,500,000	$405,762,453
Shares redeemed	+	(300,000)	(6,617,393)	(200,000)	(4,842,514)
Net transactions in fund shares		8,500,000	$193,199,446	16,300,000	$400,919,939

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,200,000	$438,821,385	3,900,000	$101,663,634
Total increase	+	8,500,000	220,972,730	16,300,000	337,157,751
End of period		28,700,000	$659,794,115	20,200,000	$438,821,385
See financial notes
Schwab International Equity ETFs | Semiannual Report19

Schwab International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$31.32	$40.05	$32.11	$30.82	$33.25	$32.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	1.16	0.95	0.77	1.00	0.98
Net realized and unrealized gains (losses)	2.98	(8.71)	7.84	1.49	(2.30)	0.56
Total from investment operations	3.31	(7.55)	8.79	2.26	(1.30)	1.54
Less distributions:
Distributions from net investment income	(0.63)	(1.18)	(0.85)	(0.97)	(1.13)	(0.80)
Net asset value at end of period	$34.00	$31.32	$40.05	$32.11	$30.82	$33.25
Total return	10.69%[2]	(19.27%)	27.62%	7.37%	(3.79%)	4.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3,4]	0.06%[4]	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	2.07%[3]	3.20%	2.59%	2.50%	3.22%	2.91%
Portfolio turnover rate[5]	3%[2]	6%	6%	6%	8%	5%
Net assets, end of period (x 1,000,000)	$30,070	$26,120	$28,338	$19,844	$18,139	$16,294

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
20Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 7.1%
Adbri Ltd.	790,361	911,396
AGL Energy Ltd.	1,103,205	5,133,231
Allkem Ltd. *	925,029	7,080,056
ALS Ltd.	799,479	6,841,545
Altium Ltd.	197,456	5,214,330
Alumina Ltd.	4,230,326	4,293,345
Amcor plc	2,459,254	27,413,326
AMP Ltd. *	5,113,081	3,568,687
Ampol Ltd.	390,045	8,669,368
Ansell Ltd.	196,059	3,586,923
ANZ Group Holdings Ltd.	4,902,333	81,490,171
APA Group	1,899,936	13,747,515
Aristocrat Leisure Ltd.	1,082,975	26,685,324
ASX Ltd.	310,105	14,228,482
Atlas Arteria Ltd.	2,365,463	10,910,829
Aurizon Holdings Ltd.	2,894,991	6,461,907
Bank of Queensland Ltd.	1,085,738	5,169,104
Beach Energy Ltd.	3,008,299	2,870,536
Bendigo & Adelaide Bank Ltd.	897,102	5,916,518
BHP Group Ltd.	8,203,594	250,050,710
BlueScope Steel Ltd.	756,288	9,720,657
Boral Ltd. *	496,433	1,218,562
Brambles Ltd.	2,262,786	19,638,465
carsales.com Ltd.	550,848	8,428,529
Challenger Ltd.	1,092,510	5,518,140
Charter Hall Group	776,763	6,971,915
Cleanaway Waste Management Ltd.	3,720,372	6,673,497
Cochlear Ltd.	103,808	15,556,055
Coles Group Ltd.	2,050,353	25,136,686
Commonwealth Bank of Australia	2,784,744	189,085,017
Computershare Ltd.	879,446	14,707,754
CSL Ltd.	784,572	156,765,306
CSR Ltd.	768,906	2,639,226
Deterra Royalties Ltd.	705,162	2,125,602
Dexus	1,726,213	9,813,128
Domain Holdings Australia Ltd.	461,477	964,711
Domino's Pizza Enterprises Ltd.	99,148	3,340,349
Downer EDI Ltd.	1,083,303	2,308,461
Endeavour Group Ltd.	2,227,499	10,259,441
Evolution Mining Ltd.	2,836,960	5,203,644
Flight Centre Travel Group Ltd. *	247,390	3,136,357
Fortescue Metals Group Ltd.	2,615,923	37,750,632
Goodman Group	3,011,231	40,328,198
Harvey Norman Holdings Ltd.	963,997	2,502,776
IDP Education Ltd.	297,607	5,759,842
IGO Ltd.	1,018,852	9,021,138
Iluka Resources Ltd.	684,230	4,807,899
Incitec Pivot Ltd.	3,171,635	7,357,447
Insignia Financial Ltd.	972,365	2,150,744
Insurance Australia Group Ltd.	4,064,163	12,744,112
James Hardie Industries plc	714,876	14,958,843
JB Hi-Fi Ltd.	172,479	4,866,463
Lendlease Corp., Ltd.	1,142,084	5,884,057
SECURITY	NUMBER OF SHARES	VALUE ($)
Lynas Rare Earths Ltd. *	1,434,204	7,930,677
Macquarie Group Ltd.	568,150	72,611,191
Magellan Financial Group Ltd. (a)	214,967	1,240,884
Medibank Pvt Ltd.	4,509,123	10,156,032
Metcash Ltd.	1,522,447	4,178,516
Mineral Resources Ltd.	268,448	14,945,669
Mirvac Group	6,342,619	9,709,122
National Australia Bank Ltd.	5,181,353	104,821,395
Newcrest Mining Ltd.	1,461,336	22,212,094
NEXTDC Ltd. *	765,587	5,302,131
Northern Star Resources Ltd.	1,864,443	13,038,072
Nufarm Ltd.	644,047	2,523,360
Orica Ltd.	723,371	7,902,447
Origin Energy Ltd.	2,779,896	15,015,734
Orora Ltd.	1,398,050	3,327,997
OZ Minerals Ltd.	534,454	10,109,477
Perpetual Ltd.	191,848	3,155,401
Pilbara Minerals Ltd. *	4,228,814	11,891,596
Platinum Asset Management Ltd.	930,183	1,179,266
Pro Medicus Ltd.	68,477	2,817,288
Qantas Airways Ltd. *	1,335,816	5,783,186
QBE Insurance Group Ltd.	2,389,651	24,300,842
Qube Holdings Ltd.	2,751,474	5,974,572
Ramsay Health Care Ltd.	284,505	12,959,873
REA Group Ltd.	81,634	6,763,982
Reece Ltd.	333,821	3,723,357
Region RE Ltd.	2,025,102	3,482,351
Rio Tinto Ltd.	613,484	48,291,559
Santos Ltd.	4,962,132	23,423,503
Scentre Group	8,344,728	16,769,262
SEEK Ltd.	570,380	9,300,495
Seven Group Holdings Ltd.	223,026	3,681,734
Sims Ltd.	266,040	2,865,084
Sonic Healthcare Ltd.	775,453	16,843,475
South32 Ltd.	7,510,452	21,980,689
Stockland	3,840,729	9,945,586
Suncorp Group Ltd.	2,033,578	17,621,767
Tabcorp Holdings Ltd.	3,689,656	2,513,001
Telstra Group Ltd.	6,654,799	18,668,687
The GPT Group	3,105,245	9,862,847
The Lottery Corp., Ltd. *	3,650,601	12,776,657
The Star Entertainment Grp Ltd. *	1,473,316	1,465,458
TPG Telecom Ltd.	595,105	2,034,638
Transurban Group	5,049,243	48,282,306
Treasury Wine Estates Ltd.	1,161,487	10,973,319
Vicinity Ltd.	6,240,099	8,584,345
Washington H Soul Pattinson & Co., Ltd.	426,813	8,392,873
Wesfarmers Ltd.	1,847,307	60,094,105
Westpac Banking Corp.	5,686,616	86,397,384
Whitehaven Coal Ltd.	1,236,013	6,026,246
WiseTech Global Ltd.	258,921	11,000,016
Woodside Energy Group Ltd.	3,077,012	74,512,665
Woolworths Group Ltd.	1,983,138	49,374,206
Worley Ltd.	622,372	6,366,799
See financial notes
Schwab International Equity ETFs | Semiannual Report21

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xero Ltd. *	207,811	10,888,675
		2,123,580,849

Austria 0.2%
ANDRITZ AG	115,537	7,161,706
Erste Group Bank AG	526,781	20,770,663
OMV AG	229,235	11,209,518
Raiffeisen Bank International AG *	204,685	3,429,683
Telekom Austria AG *	261,768	1,959,892
Verbund AG	108,203	9,420,920
Voestalpine AG	193,011	7,168,183
		61,120,565

Belgium 0.9%
Ackermans & van Haaren N.V.	36,407	6,189,126
Ageas S.A./N.V.	300,995	13,639,644
Anheuser-Busch InBev S.A./N.V.	1,410,350	85,597,587
Argenx SE *	90,090	32,693,956
D'ieteren Group	37,325	7,263,514
Elia Group S.A./N.V.	60,449	8,000,453
Etablissements Franz Colruyt N.V.	80,638	2,188,371
Groupe Bruxelles Lambert N.V.	160,835	13,563,376
KBC Group N.V.	445,187	33,378,957
Proximus SADP	239,387	2,213,747
Sofina S.A.	24,136	6,050,951
Solvay S.A.	112,113	12,870,480
UCB S.A.	195,049	16,833,417
Umicore S.A.	326,444	10,929,345
Warehouses De Pauw CVA	263,718	8,099,332
		259,512,256

Canada 8.5%
Agnico Eagle Mines Ltd.	744,053	34,332,079
Alimentation Couche-Tard, Inc.	1,275,700	59,978,374
Bank of Montreal	1,118,972	106,287,751
Barrick Gold Corp.	2,899,894	46,966,589
BCE, Inc.	490,648	21,756,524
Brookfield Asset Management Ltd.	567,840	19,148,360
Brookfield Corp.	2,272,340	75,775,266
Canadian Imperial Bank of Commerce	1,466,964	67,236,074
Canadian National Railway Co.	987,780	112,755,437
Canadian Natural Resources Ltd.	1,777,174	100,655,835
Canadian Pacific Railway Ltd.	1,514,129	115,251,525
Canadian Tire Corp., Ltd., Class A	88,913	11,108,166
Canadian Utilities Ltd., Class A	187,357	4,925,269
Cenovus Energy, Inc.	1,954,585	36,121,311
CGI, Inc. *	341,478	30,685,239
Constellation Software, Inc.	31,170	53,714,648
Dollarama, Inc.	445,606	25,797,984
Enbridge, Inc.	3,293,330	123,827,950
Fairfax Financial Holdings Ltd.	34,492	24,168,595
Fortis, Inc.	777,434	30,835,827
Franco-Nevada Corp.	309,321	39,571,368
George Weston Ltd.	112,797	14,163,316
Great-West Lifeco, Inc.	442,842	12,109,888
Hydro One Ltd.	513,782	13,362,974
IGM Financial, Inc.	134,772	4,110,128
Imperial Oil Ltd.	311,710	15,452,134
Intact Financial Corp.	287,359	41,371,507
Loblaw Cos., Ltd.	250,007	21,413,431
Lumine Group, Inc. *(b)	93,521	959,630
Magna International, Inc.	435,517	24,327,789
Manulife Financial Corp.	3,093,311	61,300,474
Metro, Inc.	388,700	20,233,699
National Bank of Canada	544,209	40,060,690
SECURITY	NUMBER OF SHARES	VALUE ($)
Nutrien Ltd.	849,398	66,332,216
Pembina Pipeline Corp.	890,089	29,289,351
Power Corp. of Canada	871,795	23,321,293
Restaurant Brands International, Inc.	489,946	31,686,617
Royal Bank of Canada	2,300,405	234,087,266
Saputo, Inc.	386,472	10,372,534
Shaw Communications, Inc., Class B	694,290	20,158,863
Shopify, Inc., Class A *	1,854,043	76,506,765
Sun Life Financial, Inc.	950,822	46,051,785
Suncor Energy, Inc.	2,234,409	75,265,340
TC Energy Corp.	1,646,018	65,661,785
Teck Resources Ltd., Class B	733,238	29,335,983
TELUS Corp.	764,028	15,225,002
The Bank of Nova Scotia	1,953,636	96,774,183
The Toronto-Dominion Bank	2,964,199	197,801,961
Thomson Reuters Corp.	275,636	33,458,155
Tourmaline Oil Corp.	464,467	20,401,136
Waste Connections, Inc.	418,516	56,168,970
Wheaton Precious Metals Corp.	734,750	30,680,919
		2,568,345,955

Denmark 2.4%
AP Moller - Maersk A/S, Class A	4,162	9,559,909
AP Moller - Maersk A/S, Class B	8,457	19,774,775
Carlsberg A/S, Class B	149,692	21,240,139
Chr. Hansen Holding A/S	168,567	11,718,985
Coloplast A/S, Class B	215,367	24,973,734
Danske Bank A/S	1,061,549	24,723,594
Demant A/S *	160,873	4,834,442
DSV A/S	303,173	55,338,360
Genmab A/S *	106,908	40,338,043
GN Store Nord A/S	203,751	4,424,573
H. Lundbeck A/S	500,418	2,122,035
Novo Nordisk A/S, Class B	2,552,709	362,355,188
Novozymes A/S, B Shares	325,796	15,746,652
Orsted A/S	308,767	27,066,608
Pandora A/S	143,442	13,641,093
Rockwool A/S, Class B	9,975	2,277,706
Royal Unibrew A/S	80,331	5,612,181
SimCorp A/S	65,036	4,685,409
Tryg A/S	584,377	12,985,693
Vestas Wind Systems A/S	1,642,657	46,953,120
		710,372,239

Finland 1.1%
Elisa Oyj	236,926	13,497,695
Fortum Oyj	692,471	10,618,930
Huhtamaki Oyj	152,245	5,391,012
Kesko Oyj, B Shares	439,577	9,589,150
Kojamo Oyj	305,166	4,058,304
Kone Oyj, B Shares	538,230	28,054,485
Metso Outotec Oyj	1,000,894	10,699,402
Neste Oyj	683,647	33,125,615
Nokia Oyj	9,216,409	42,805,260
Nordea Bank Abp	5,717,074	72,597,881
Orion Oyj, B Shares	172,025	8,127,372
Sampo Oyj, A Shares	792,905	38,713,938
Stora Enso Oyj, R Shares	925,594	13,148,437
UPM-Kymmene Oyj	871,127	31,696,628
Valmet Oyj	270,808	8,980,494
Wartsila Oyj Abp	792,515	7,695,275
		338,799,878

See financial notes
22Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
France 9.7%
Accor S.A. *	306,538	10,233,635
Aeroports de Paris *	53,196	7,754,157
Air Liquide S.A.	833,125	133,024,197
Airbus SE	908,154	119,443,385
ALD S.A.	194,610	2,592,183
Alstom S.A.	500,818	14,781,007
Amundi S.A.	92,675	6,132,789
Arkema S.A.	104,051	10,610,884
AXA S.A.	3,011,542	95,333,192
BioMerieux	71,422	7,024,412
BNP Paribas S.A.	1,742,925	122,269,862
Bollore SE	1,576,102	8,842,007
Bouygues S.A.	336,958	11,449,306
Bureau Veritas S.A.	464,985	13,343,741
Capgemini SE	263,110	49,625,180
Carrefour S.A.	955,279	18,954,612
Cie de L'Odet SE	596	910,164
Cie de Saint-Gobain	741,981	44,324,456
Cie Generale des Etablissements Michelin S.C.A.	1,133,590	35,746,607
Covivio	80,023	5,151,271
Credit Agricole S.A.	1,990,753	24,409,631
Danone S.A.	1,015,743	57,349,912
Dassault Aviation S.A.	36,898	6,366,507
Dassault Systemes SE	1,093,331	42,413,708
Edenred	407,889	23,064,445
Eiffage S.A.	121,063	13,352,287
Engie S.A.	2,717,742	39,877,659
EssilorLuxottica S.A.	486,165	84,761,060
Eurazeo SE	81,469	5,512,187
Eurofins Scientific SE	200,532	14,035,843
Euronext N.V.	133,583	9,794,707
Faurecia SE *	264,031	5,798,904
Gecina S.A.	83,851	9,701,611
Getlink SE	587,081	9,914,900
Hermes International	50,416	91,721,254
ICADE	53,661	2,697,416
Ipsen S.A.	55,963	6,415,604
JCDecaux SE *	125,453	2,879,050
Kering S.A.	118,828	69,939,520
Klepierre S.A. *	302,342	7,589,403
La Francaise des Jeux SAEM	145,234	5,758,835
Legrand S.A.	443,519	41,202,846
L'Oreal S.A.	401,240	159,610,758
LVMH Moet Hennessy Louis Vuitton SE	405,775	339,526,099
Neoen S.A.	72,191	2,615,241
Orange S.A.	3,093,840	35,408,755
Pernod-Ricard S.A.	334,287	70,086,929
Publicis Groupe S.A.	367,263	29,304,670
Remy Cointreau S.A.	40,826	7,204,453
Renault S.A. *	309,244	13,928,181
Rexel S.A. *	390,106	9,742,814
Safran S.A.	567,283	80,590,859
Sanofi	1,779,077	167,709,833
Sartorius Stedim Biotech	38,718	12,675,363
Schneider Electric SE	867,781	139,993,325
SCOR SE	253,150	6,241,827
SEB S.A.	48,359	5,610,551
Societe Generale S.A.	1,259,757	36,498,780
Sodexo S.A.	141,590	13,174,711
SOITEC *	39,994	5,988,808
STMicroelectronics N.V.	1,035,655	49,890,852
Teleperformance	95,234	24,844,943
Thales S.A.	165,405	23,189,477
TotalEnergies SE	3,802,343	236,176,885
SECURITY	NUMBER OF SHARES	VALUE ($)
UbiSoft Entertainment S.A. *	156,403	3,463,271
Valeo S.A.	401,156	8,395,785
Veolia Environnement S.A.	1,025,852	30,798,918
Vinci S.A.	808,676	92,483,724
Vivendi SE	1,118,276	11,560,468
Wendel SE	46,072	5,252,383
Worldline S.A. *	400,687	16,793,185
		2,930,866,184

Germany 6.7%
1&1 AG	83,196	1,000,521
adidas AG	274,188	41,191,400
Allianz SE	663,539	156,323,275
Aroundtown S.A.	1,175,953	3,057,886
BASF SE	1,495,309	76,870,488
Bayer AG	1,602,657	95,671,528
Bayerische Motoren Werke AG	517,500	53,646,080
Bechtle AG	131,098	5,551,448
Beiersdorf AG	163,781	19,626,951
Brenntag SE	253,207	19,172,767
Carl Zeiss Meditec AG, Class B	59,024	7,905,746
Commerzbank AG *	1,733,820	21,191,213
Continental AG	174,638	12,593,851
Covestro AG	288,453	12,740,924
CTS Eventim AG & Co., KGaA *	98,761	6,514,585
Daimler Truck Holding AG *	681,275	21,685,612
Delivery Hero SE *	302,909	12,267,970
Deutsche Bank AG	3,326,169	41,623,366
Deutsche Boerse AG	300,121	52,515,947
Deutsche Lufthansa AG *	954,720	9,944,589
Deutsche Post AG	1,580,070	67,227,680
Deutsche Telekom AG	5,505,762	123,988,262
Deutsche Wohnen SE	81,308	1,849,573
DWS Group GmbH & Co. KGaA	55,866	1,824,774
E.ON SE	3,630,182	39,826,282
Evonik Industries AG	303,303	6,507,040
Evotec SE *	252,043	4,545,296
Fielmann AG	39,487	1,407,871
Fraport AG Frankfurt Airport Services Worldwide *	57,430	3,121,967
Fresenius Medical Care AG & Co. KGaA	335,326	13,129,246
Fresenius SE & Co. KGaA	661,918	18,272,132
FUCHS PETROLUB SE	47,210	1,552,053
GEA Group AG	266,862	11,778,763
Hannover Rueck SE	98,484	19,186,056
HeidelbergCement AG	232,380	16,048,114
Hella GmbH & Co. KGaA	35,572	3,053,768
HelloFresh SE *	259,640	5,856,659
Henkel AG & Co. KGaA	156,264	10,846,246
HOCHTIEF AG	31,168	2,131,301
Infineon Technologies AG	2,129,697	75,695,126
KION Group AG	126,635	4,994,486
Knorr-Bremse AG	106,872	7,301,222
LANXESS AG	135,933	6,357,324
LEG Immobilien SE	122,855	8,961,194
Mercedes-Benz Group AG	1,370,138	105,562,777
Merck KGaA	211,326	40,194,367
METRO AG *	215,719	1,954,841
MTU Aero Engines AG	87,106	21,107,906
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	228,539	79,035,462
Nemetschek SE	84,914	4,833,956
Puma SE	168,351	10,783,594
QIAGEN N.V. *	355,231	16,410,039
Rational AG	8,002	5,329,286
See financial notes
Schwab International Equity ETFs | Semiannual Report23

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rheinmetall AG	71,206	18,168,668
RTL Group S.A.	65,132	3,156,614
RWE AG	1,029,534	43,934,890
SAP SE	1,808,842	206,176,501
Sartorius AG	4,698	1,616,734
Scout24 SE	123,505	6,800,332
Siemens AG	1,231,281	188,945,513
Siemens Energy AG *(a)	691,856	13,918,548
Siemens Healthineers AG	455,364	23,846,281
Sixt SE	23,467	3,187,995
SUSE S.A. *	58,088	1,147,652
Symrise AG	210,714	21,631,151
Talanx AG	89,891	4,305,078
Telefonica Deutschland Holding AG	1,505,023	4,582,339
ThyssenKrupp AG	804,936	6,064,223
Traton SE	77,154	1,265,784
United Internet AG	178,983	3,932,896
Vantage Towers AG	148,242	5,345,164
Varta AG (a)	22,365	668,139
Volkswagen AG	48,417	8,667,247
Vonovia SE	1,161,175	29,369,526
Wacker Chemie AG	25,961	4,085,697
Zalando SE *	354,286	14,127,090
		2,026,714,872

Hong Kong 2.5%
AAC Technologies Holdings, Inc. *	1,124,955	2,510,888
AIA Group Ltd.	19,526,536	207,093,971
ASMPT Ltd.	513,271	4,374,525
BOC Aviation Ltd.	334,989	2,419,756
BOC Hong Kong Holdings Ltd.	5,811,669	19,657,279
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	2,720,877	8,145,819
Cafe de Coral Holdings Ltd.	534,120	820,624
Cathay Pacific Airways Ltd. *	1,653,136	1,625,863
Champion REIT	3,228,720	1,447,875
China Travel International Investment Hong Kong Ltd. *	3,743,146	743,908
Chow Tai Fook Jewellery Group Ltd.	2,942,635	5,698,204
CK Asset Holdings Ltd.	3,178,755	19,924,167
CK Hutchison Holdings Ltd.	4,323,452	25,777,126
CK Infrastructure Holdings Ltd.	993,188	5,238,293
CLP Holdings Ltd.	2,701,921	19,121,181
DFI Retail Group Holdings Ltd.	541,685	1,744,226
ESR Group Ltd.	3,392,140	5,764,845
First Pacific Co., Ltd.	4,513,690	1,512,326
FIT Hon Teng Ltd. *	1,886,726	502,358
Galaxy Entertainment Group Ltd.	3,491,275	23,217,346
Haitong International Securities Group Ltd. *(a)	5,714,512	575,128
Hang Lung Group Ltd.	1,462,279	2,656,488
Hang Lung Properties Ltd.	2,919,358	5,630,815
Hang Seng Bank Ltd.	1,181,948	19,213,525
Henderson Land Development Co., Ltd.	2,177,390	7,642,155
Hong Kong & China Gas Co., Ltd.	18,124,544	17,040,466
Hong Kong Exchanges & Clearing Ltd.	2,068,438	82,900,898
Hongkong Land Holdings Ltd.	1,824,453	8,337,750
Huabao International Holdings Ltd. (a)	1,521,907	761,971
HUTCHMED China Ltd. *(a)	734,638	2,419,312
Hysan Development Co., Ltd.	1,074,543	3,401,795
Jardine Matheson Holdings Ltd.	324,000	16,044,480
Johnson Electric Holdings Ltd.	576,130	660,573
JS Global Lifestyle Co., Ltd.	2,076,448	1,970,767
Kerry Logistics Network Ltd.	501,752	828,423
Kerry Properties Ltd.	999,409	2,500,591
Lenovo Group Ltd.	11,920,814	10,691,449
SECURITY	NUMBER OF SHARES	VALUE ($)
Link REIT	3,419,952	22,481,626
L'Occitane International S.A.	718,976	1,714,661
Man Wah Holdings Ltd.	2,525,299	2,580,151
Melco International Development Ltd. *	1,155,308	1,424,725
MGM China Holdings Ltd. *	1,213,574	1,478,026
MMG Ltd. *	3,965,024	1,116,339
MTR Corp., Ltd.	2,310,872	11,643,415
NagaCorp Ltd. *	2,644,705	2,088,945
New World Development Co., Ltd.	2,365,920	6,435,110
Nexteer Automotive Group Ltd.	1,409,048	893,950
NWS Holdings Ltd.	2,269,210	1,997,610
Orient Overseas International Ltd.	217,928	3,498,175
PCCW Ltd.	7,117,221	3,536,169
Power Assets Holdings Ltd.	2,266,060	12,124,915
Prada S.p.A.	853,826	5,775,930
Samsonite International S.A. *	2,115,906	5,930,305
Sands China Ltd. *	3,868,738	13,405,908
Shangri-La Asia Ltd. *	1,843,583	1,761,497
Sino Land Co., Ltd.	5,938,521	7,610,870
SITC International Holdings Co., Ltd.	1,994,065	4,166,210
SJM Holdings Ltd. *(a)	3,881,089	1,953,029
Sun Hung Kai Properties Ltd.	2,300,156	31,413,048
Super Hi International Holding Ltd. *	242,134	539,824
Swire Pacific Ltd., A Shares	723,271	5,897,107
Swire Pacific Ltd., B Shares	1,344,263	1,698,846
Swire Properties Ltd.	1,826,581	4,805,261
Techtronic Industries Co., Ltd.	2,126,074	21,140,210
The Bank of East Asia Ltd.	1,656,698	2,338,520
The Wharf Holdings Ltd.	1,570,953	3,478,332
United Energy Group Ltd.	12,642,713	1,159,660
Vitasoy International Holdings Ltd.	1,340,081	2,745,207
VTech Holdings Ltd.	285,169	1,565,805
Want Want China Holdings Ltd.	6,699,132	4,216,028
WH Group Ltd.	12,972,933	7,536,349
Wharf Real Estate Investment Co., Ltd.	2,506,217	13,729,197
Wynn Macau Ltd. *(a)	2,235,093	2,309,269
Xinyi Glass Holdings Ltd.	3,374,927	6,303,131
Yue Yuen Industrial Holdings Ltd.	1,265,069	1,869,520
		766,980,046

Ireland 0.2%
AIB Group plc	1,875,046	8,045,419
Bank of Ireland Group plc	1,744,923	19,300,629
Glanbia plc	305,607	3,795,169
Kerry Group plc, Class A	248,651	23,895,996
Kingspan Group plc	247,733	16,178,357
		71,215,570

Israel 0.6%
AFI Properties Ltd. *	13,617	361,803
Airport City Ltd. *	126,194	1,667,847
Alony Hetz Properties & Investments Ltd.	168,168	1,464,392
Amot Investments Ltd.	276,662	1,370,814
Ashtrom Group Ltd.	68,958	1,057,117
Azrieli Group Ltd.	59,758	3,353,515
Bank Hapoalim B.M.	2,148,090	17,982,095
Bank Leumi Le-Israel B.M.	2,497,707	19,438,765
Bezeq The Israeli Telecommunication Corp., Ltd.	3,222,965	4,462,567
Big Shopping Centers Ltd. *	21,072	1,828,009
Delek Group Ltd. *	12,766	1,201,115
Elbit Systems Ltd.	39,668	6,726,077
Elco Ltd.	10,622	391,964
See financial notes
24Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Electra Ltd.	2,984	1,209,774
Energix-Renewable Energies Ltd.	302,505	832,241
Enlight Renewable Energy Ltd. *	168,848	2,762,676
Fattal Holdings 1998 Ltd. *	11,800	982,634
Fox Wizel Ltd.	12,025	956,272
Gav-Yam Lands Corp., Ltd.	76,213	544,736
Harel Insurance Investments & Financial Services Ltd.	203,790	1,715,451
ICL Group Ltd.	1,156,950	8,411,879
Israel Corp., Ltd.	5,624	1,919,827
Israel Discount Bank Ltd., A Shares	1,980,613	9,401,539
Kenon Holdings Ltd.	25,660	718,592
Maytronics Ltd.	86,209	1,038,378
Melisron Ltd.	29,179	1,746,107
Mivne Real Estate KD Ltd.	1,130,134	2,922,014
Mizrahi Tefahot Bank Ltd.	216,934	6,455,167
Nice Ltd. *	103,461	21,411,584
Nova Ltd. *	46,211	4,218,825
OPC Energy Ltd. *	139,571	1,129,788
Paz Oil Co., Ltd. *	14,841	1,572,260
Sapiens International Corp. N.V.	38,419	800,457
Shapir Engineering and Industry Ltd.	196,730	1,297,890
Shikun & Binui Ltd. *	411,589	939,004
Shufersal Ltd.	430,303	2,221,603
Strauss Group Ltd.	73,729	1,679,237
Teva Pharmaceutical Industries Ltd. *	1,624,371	16,150,330
The First International Bank of Israel Ltd.	80,188	2,842,690
The Phoenix Holdings Ltd.	206,543	1,972,703
Tower Semiconductor Ltd. *	175,309	7,169,769
		166,329,507

Italy 2.2%
A2A S.p.A.	2,385,972	3,531,068
Amplifon S.p.A.	212,657	6,174,816
Assicurazioni Generali S.p.A.	2,233,024	44,307,582
Banca Mediolanum S.p.A.	363,987	3,542,013
Buzzi Unicem S.p.A.	139,375	3,214,808
CNH Industrial N.V.	1,613,901	26,571,702
Davide Campari-Milano N.V.	801,996	9,011,229
De'Longhi S.p.A.	111,204	2,783,193
DiaSorin S.p.A.	37,180	4,500,867
Enel S.p.A.	12,689,905	71,554,328
Eni S.p.A.	3,657,115	51,838,324
Ferrari N.V.	194,926	50,708,200
FinecoBank Banca Fineco S.p.A.	985,023	17,079,494
Hera S.p.A.	1,313,398	3,514,184
Infrastrutture Wireless Italiane S.p.A.	588,997	6,508,661
Interpump Group S.p.A.	130,106	7,167,930
Intesa Sanpaolo S.p.A.	26,527,745	72,061,877
Italgas S.p.A.	811,638	4,635,098
Leonardo S.p.A.	656,261	7,387,670
Mediobanca Banca di Credito Finanziario S.p.A.	1,045,754	11,201,128
Moncler S.p.A.	332,248	20,365,782
Nexi S.p.A. *	921,993	7,481,927
Pirelli & C S.p.A.	827,985	4,234,094
Poste Italiane S.p.A.	735,038	7,950,983
Prysmian S.p.A.	437,194	16,862,749
Recordati Industria Chimica e Farmaceutica S.p.A.	160,803	6,845,141
Reply S.p.A.	36,657	4,423,948
Snam S.p.A.	3,586,304	17,670,026
Stellantis N.V.	3,305,630	58,032,071
Telecom Italia S.p.A. *	17,379,912	5,698,990
Tenaris S.A.	765,835	12,734,800
Terna - Rete Elettrica Nazionale	2,295,590	17,352,933
SECURITY	NUMBER OF SHARES	VALUE ($)
UniCredit S.p.A.	3,107,289	63,757,107
UnipolSai Assicurazioni S.p.A.	707,968	1,806,426
		652,511,149

Japan 20.0%
ABC-Mart, Inc.	42,415	2,089,378
Acom Co., Ltd.	642,950	1,581,237
Activia Properties, Inc.	1,112	3,204,199
Advance Residence Investment Corp.	2,061	5,061,150
Advantest Corp.	305,625	24,254,350
Aeon Co., Ltd.	1,137,954	21,219,419
AEON Financial Service Co., Ltd.	180,668	1,714,963
Aeon Mall Co., Ltd.	189,679	2,475,860
AEON REIT Investment Corp.	2,770	3,025,922
AGC, Inc.	293,684	10,866,405
Aica Kogyo Co., Ltd.	88,817	2,018,050
Ain Holdings, Inc.	44,407	1,845,198
Air Water, Inc.	274,658	3,300,776
Aisin Corp.	270,629	7,410,683
Ajinomoto Co., Inc.	771,708	22,763,446
Alfresa Holdings Corp.	247,210	2,987,246
Alps Alpine Co., Ltd.	315,975	3,001,664
Amada Co., Ltd.	525,600	4,780,813
Amano Corp.	116,954	2,161,093
ANA Holdings, Inc. *	254,505	5,163,342
Anritsu Corp.	188,693	1,723,262
Aozora Bank Ltd.	196,450	3,803,095
Ariake Japan Co., Ltd.	30,987	1,085,108
As One Corp.	38,852	1,620,081
Asahi Group Holdings Ltd.	780,576	27,597,945
Asahi Intecc Co., Ltd.	323,953	5,517,534
Asahi Kasei Corp.	1,977,782	13,790,679
Asics Corp.	274,793	6,959,849
ASKUL Corp.	76,816	971,091
Astellas Pharma, Inc.	2,957,997	41,672,329
Azbil Corp.	209,701	5,449,778
Bandai Namco Holdings, Inc.	321,205	19,840,832
BayCurrent Consulting, Inc.	223,680	8,785,288
Benefit One, Inc.	97,956	1,501,539
Benesse Holdings, Inc.	125,526	1,856,880
Bic Camera, Inc. (a)	252,301	2,161,548
BIPROGY, Inc.	103,453	2,293,639
Bridgestone Corp.	923,723	35,432,608
Brother Industries Ltd.	364,195	5,355,376
Calbee, Inc.	123,978	2,458,353
Canon Marketing Japan, Inc.	62,616	1,383,652
Canon, Inc.	1,585,758	34,232,070
Capcom Co., Ltd.	295,770	9,304,221
Casio Computer Co., Ltd.	357,480	3,503,548
Central Japan Railway Co.	293,276	32,963,004
Chubu Electric Power Co., Inc.	1,103,930	11,443,300
Chugai Pharmaceutical Co., Ltd.	1,053,384	26,246,634
Chugin Financial Group, Inc.	287,744	2,017,366
Coca-Cola Bottlers Japan Holdings, Inc.	240,721	2,534,184
COMSYS Holdings Corp.	179,946	3,273,547
Concordia Financial Group Ltd.	1,715,185	7,366,173
Cosmo Energy Holdings Co., Ltd.	123,942	3,726,040
Cosmos Pharmaceutical Corp.	27,872	2,553,629
Credit Saison Co., Ltd.	260,831	3,553,958
CyberAgent, Inc.	663,769	5,681,861
Dai Nippon Printing Co., Ltd.	412,449	11,051,931
Daicel Corp.	427,138	2,963,296
Daido Steel Co., Ltd.	62,637	2,455,541
Daifuku Co., Ltd.	156,356	8,528,613
Dai-ichi Life Holdings, Inc.	1,586,169	33,810,092
Daiichi Sankyo Co., Ltd.	3,064,155	96,346,040
See financial notes
Schwab International Equity ETFs | Semiannual Report25

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiichikosho Co., Ltd.	64,274	2,043,141
Daikin Industries Ltd.	433,990	74,378,714
Daio Paper Corp.	139,320	1,105,641
Daito Trust Construction Co., Ltd.	101,986	9,605,993
Daiwa House Industry Co., Ltd.	1,024,543	23,640,118
Daiwa House REIT Investment Corp.	3,431	7,080,381
Daiwa Office Investment Corp.	401	1,801,652
Daiwa Securities Group, Inc.	2,415,066	11,542,106
Daiwa Securities Living Investments Corp.	3,586	2,982,739
Dena Co., Ltd.	156,258	2,006,352
Denka Co., Ltd.	136,672	2,884,646
Denso Corp.	724,459	38,500,596
Dentsu Group, Inc.	338,817	10,869,804
Descente Ltd.	65,940	1,926,669
DIC Corp.	141,653	2,527,011
Disco Corp.	44,648	13,996,033
DMG Mori Co., Ltd.	169,181	2,718,770
Dowa Holdings Co., Ltd.	76,770	2,499,541
East Japan Railway Co.	596,445	30,239,321
Ebara Corp.	148,635	6,317,929
Eisai Co., Ltd.	433,997	23,424,336
Electric Power Development Co., Ltd.	280,527	4,477,229
ENEOS Holdings, Inc.	4,651,866	16,061,172
Exeo Group, Inc.	174,128	3,053,935
Ezaki Glico Co., Ltd.	82,752	2,077,685
Fancl Corp.	110,940	2,055,666
FANUC Corp.	313,439	53,315,579
Fast Retailing Co., Ltd.	251,013	49,570,530
Food & Life Cos., Ltd.	169,383	4,290,066
FP Corp.	73,856	1,873,307
Frontier Real Estate Investment Corp.	699	2,576,060
Fuji Electric Co., Ltd.	206,304	7,966,516
Fuji Kyuko Co., Ltd.	32,416	998,312
Fuji Oil Holdings, Inc.	84,748	1,216,330
FUJIFILM Holdings Corp.	573,713	26,761,901
Fujitsu General Ltd.	79,735	2,233,154
Fujitsu Ltd.	306,066	39,366,269
Fukuoka Financial Group, Inc.	250,915	5,599,836
Furukawa Electric Co., Ltd.	107,089	1,871,886
Fuyo General Lease Co., Ltd.	31,227	2,150,345
GLP J-REIT	7,411	7,785,590
GMO internet group, Inc.	92,420	1,715,892
GMO Payment Gateway, Inc.	65,076	5,345,964
Goldwin, Inc.	57,529	4,996,278
GS Yuasa Corp.	127,856	2,305,285
GungHo Online Entertainment, Inc.	57,432	1,033,409
H.U. Group Holdings, Inc.	89,810	1,766,992
Hakuhodo DY Holdings, Inc.	376,176	4,192,161
Hamamatsu Photonics K.K.	206,085	10,106,433
Hankyu Hanshin Holdings, Inc.	351,383	9,996,029
Haseko Corp.	428,660	4,918,662
Heiwa Corp.	98,192	1,841,798
Hikari Tsushin, Inc.	33,740	4,896,963
Hino Motors Ltd. *	442,665	1,800,363
Hirogin Holdings, Inc.	478,895	2,422,337
Hirose Electric Co., Ltd.	51,228	6,261,764
Hisamitsu Pharmaceutical Co., Inc.	118,881	3,333,887
Hitachi Construction Machinery Co., Ltd.	171,544	3,834,757
Hitachi Ltd.	1,479,512	74,836,381
Honda Motor Co., Ltd.	2,761,896	71,817,609
Horiba Ltd.	67,427	3,593,731
Hoshizaki Corp.	184,330	6,529,327
House Foods Group, Inc.	119,988	2,379,236
Hoya Corp.	564,913	55,862,997
Hulic Co., Ltd.	668,114	5,316,856
Ibiden Co., Ltd.	174,046	5,973,388
SECURITY	NUMBER OF SHARES	VALUE ($)
Idemitsu Kosan Co., Ltd.	387,728	8,638,949
IHI Corp.	208,431	5,409,122
Iida Group Holdings Co., Ltd.	230,719	3,833,037
Industrial & Infrastructure Fund Investment Corp.	2,949	3,108,882
Information Services International-Dentsu Ltd.	33,716	1,164,584
INFRONEER Holdings, Inc. *	358,366	2,717,704
Inpex Corp.	1,546,812	16,272,669
Internet Initiative Japan, Inc.	182,540	3,657,098
Isetan Mitsukoshi Holdings Ltd.	567,885	5,799,127
Isuzu Motors Ltd.	823,432	9,847,452
Ito En Ltd.	92,842	3,128,472
ITOCHU Corp.	2,182,918	65,207,894
Itochu Techno-Solutions Corp.	163,077	3,627,525
Itoham Yonekyu Holdings, Inc.	270,360	1,417,150
Iwatani Corp.	83,532	3,452,521
Iyogin Holdings, Inc.	436,588	2,599,368
Izumi Co., Ltd.	66,619	1,455,480
J. Front Retailing Co., Ltd.	419,423	3,892,014
Japan Airlines Co., Ltd. *	235,406	4,431,090
Japan Airport Terminal Co., Ltd. *	84,870	4,155,804
Japan Aviation Electronics Industry Ltd.	65,454	1,085,975
Japan Exchange Group, Inc.	854,246	12,743,295
Japan Hotel REIT Investment Corp.	7,244	4,094,909
Japan Logistics Fund, Inc.	1,462	3,159,805
Japan Metropolitan Fund Invest	11,200	8,411,408
Japan Post Bank Co., Ltd. (a)	669,989	5,784,290
Japan Post Holdings Co., Ltd.	3,501,618	31,104,928
Japan Post Insurance Co., Ltd.	319,934	5,547,730
Japan Prime Realty Investment Corp.	1,476	3,895,474
Japan Real Estate Investment Corp.	2,041	8,450,787
Japan Tobacco, Inc.	1,936,175	39,365,978
JCR Pharmaceuticals Co., Ltd.	91,062	981,382
JEOL Ltd.	67,669	2,106,351
JFE Holdings, Inc.	811,943	10,049,818
JGC Holdings Corp.	342,706	4,412,923
JMDC, Inc.	53,152	1,679,840
JSR Corp.	281,468	6,395,356
JTEKT Corp.	381,139	2,845,636
Justsystems Corp.	57,548	1,404,743
Kadokawa Corp.	156,554	3,120,391
Kagome Co., Ltd.	128,642	2,842,656
Kajima Corp.	720,603	8,607,136
Kakaku.com, Inc.	214,885	3,205,567
Kaken Pharmaceutical Co., Ltd.	55,594	1,479,486
Kamigumi Co., Ltd.	144,402	2,855,919
Kandenko Co., Ltd.	224,550	1,473,756
Kaneka Corp.	95,069	2,386,932
Kansai Paint Co., Ltd.	286,454	3,839,996
Kao Corp.	739,633	27,638,160
Katitas Co., Ltd.	75,420	1,496,053
Kawasaki Heavy Industries Ltd.	226,898	4,953,894
Kawasaki Kisen Kaisha Ltd.	382,711	9,173,376
KDDI Corp.	2,647,878	77,483,696
Keihan Holdings Co., Ltd.	162,099	3,986,577
Keikyu Corp.	378,244	3,523,780
Keio Corp.	188,014	6,549,399
Keisei Electric Railway Co., Ltd.	215,800	6,234,064
Kenedix Office Investment Corp.	1,244	2,917,872
Kewpie Corp.	172,084	2,780,581
Keyence Corp.	317,821	137,403,947
Kikkoman Corp.	290,877	13,602,661
Kinden Corp.	189,987	2,132,585
Kintetsu Group Holdings Co., Ltd.	293,559	8,889,850
Kirin Holdings Co., Ltd.	1,201,760	17,989,125
Kobayashi Pharmaceutical Co., Ltd.	101,203	6,092,314
See financial notes
26Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kobe Bussan Co., Ltd.	222,081	6,073,132
Kobe Steel Ltd.	525,966	3,560,112
Koei Tecmo Holdings Co., Ltd.	243,540	4,080,008
Koito Manufacturing Co., Ltd.	375,128	6,298,262
Kokuyo Co., Ltd.	118,920	1,636,061
Komatsu Ltd.	1,480,766	35,438,807
Konami Group Corp.	153,841	6,787,684
Konica Minolta, Inc.	773,552	3,373,269
Kose Corp.	46,950	5,304,559
Kotobuki Spirits Co., Ltd.	29,171	1,875,990
K's Holdings Corp.	262,509	2,262,494
Kubota Corp.	1,745,230	26,335,721
Kuraray Co., Ltd.	522,187	4,680,764
Kurita Water Industries Ltd.	180,951	8,183,079
Kusuri no Aoki Holdings Co., Ltd.	27,716	1,422,272
Kyocera Corp.	492,468	24,251,920
Kyowa Kirin Co., Ltd.	403,053	8,625,331
Kyudenko Corp.	65,050	1,642,785
Kyushu Electric Power Co., Inc.	771,161	4,098,818
Kyushu Financial Group, Inc.	645,625	2,459,930
Kyushu Railway Co.	263,819	5,769,679
LaSalle Logiport REIT	2,817	3,203,416
Lasertec Corp.	124,530	20,249,895
Lawson, Inc.	80,778	3,178,579
Lintec Corp.	84,252	1,379,923
Lion Corp.	377,381	4,067,065
Lixil Corp.	426,728	6,801,208
M3, Inc.	680,527	16,246,917
Mabuchi Motor Co., Ltd.	82,854	2,293,136
Makita Corp.	389,946	9,733,263
Mani, Inc.	101,152	1,374,535
Marubeni Corp.	2,497,617	31,904,369
Marui Group Co., Ltd.	313,678	4,776,039
Maruichi Steel Tube Ltd.	102,470	2,223,700
Maruwa Unyu Kikan Co., Ltd.	64,608	845,219
Matsui Securities Co., Ltd.	215,148	1,280,953
MatsukiyoCocokara & Co.	198,592	9,228,700
Mazda Motor Corp.	922,239	8,307,362
Mebuki Financial Group, Inc.	1,611,598	4,330,249
Medipal Holdings Corp.	241,111	3,159,587
MEIJI Holdings Co., Ltd.	215,122	9,854,724
Menicon Co., Ltd.	84,664	1,813,674
MINEBEA MITSUMI, Inc.	654,566	11,350,328
MISUMI Group, Inc.	442,912	10,535,072
Mitsubishi Chemical Group Corp.	2,079,533	12,106,374
Mitsubishi Corp.	1,931,856	65,650,343
Mitsubishi Electric Corp.	3,143,071	35,372,961
Mitsubishi Estate Co., Ltd.	1,805,339	22,471,477
Mitsubishi Gas Chemical Co., Inc.	302,435	4,282,914
Mitsubishi HC Capital, Inc.	1,040,991	5,433,650
Mitsubishi Heavy Industries Ltd.	466,217	17,164,617
Mitsubishi Logistics Corp.	101,169	2,346,981
Mitsubishi Materials Corp.	186,647	2,904,905
Mitsubishi Motors Corp. *	1,053,026	4,151,341
Mitsubishi UFJ Financial Group, Inc.	19,297,684	136,726,461
Mitsui & Co., Ltd.	2,478,496	69,579,479
Mitsui Chemicals, Inc.	285,214	6,878,303
Mitsui Fudosan Co., Ltd.	1,488,185	28,351,063
Mitsui Fudosan Logistics Park, Inc.	878	2,926,344
Mitsui High-Tec, Inc.	37,771	1,943,800
Mitsui Mining & Smelting Co., Ltd.	91,099	2,243,785
Mitsui O.S.K. Lines Ltd.	536,152	14,012,415
Miura Co., Ltd.	162,227	3,912,313
Mizuho Financial Group, Inc.	4,149,630	64,659,470
Money Forward, Inc. *	73,476	2,427,354
MonotaRO Co., Ltd.	385,376	5,239,631
Mori Hills Reit Investment Corp.	2,647	2,977,061
Morinaga & Co., Ltd.	66,367	1,914,784
SECURITY	NUMBER OF SHARES	VALUE ($)
Morinaga Milk Industry Co., Ltd.	53,924	1,828,939
MS&AD Insurance Group Holdings, Inc.	744,297	24,326,324
Murata Manufacturing Co., Ltd.	922,934	49,597,158
Nabtesco Corp.	181,346	4,686,253
Nagase & Co., Ltd.	182,807	2,714,962
Nagoya Railroad Co., Ltd.	322,143	4,888,372
Nankai Electric Railway Co., Ltd.	177,009	3,586,572
NEC Corp.	429,880	15,384,980
NEC Networks & System Integration Corp.	107,156	1,313,736
NET One Systems Co., Ltd.	125,161	2,857,620
Nexon Co., Ltd.	651,824	14,126,083
NGK Insulators Ltd.	425,303	5,645,104
NGK Spark Plug Co., Ltd.	318,537	6,405,116
NH Foods Ltd.	160,751	4,437,278
NHK Spring Co., Ltd.	274,854	1,830,140
Nichirei Corp.	172,249	3,399,077
Nidec Corp.	750,660	38,002,800
Nifco, Inc.	138,530	3,651,013
Nihon Kohden Corp.	127,023	3,179,888
Nihon M&A Center Holdings, Inc.	426,994	3,564,161
Nikon Corp.	495,548	4,911,278
Nintendo Co., Ltd.	1,713,706	64,464,483
Nippon Accommodations Fund, Inc.	744	3,315,406
Nippon Building Fund, Inc.	2,416	10,198,583
Nippon Electric Glass Co., Ltd.	132,871	2,471,792
Nippon Express Holdings, Inc.	111,784	6,236,893
Nippon Kayaku Co., Ltd.	283,269	2,487,169
Nippon Paint Holdings Co., Ltd.	1,665,233	14,535,565
Nippon Prologis REIT, Inc.	3,676	7,842,349
Nippon Sanso Holdings Corp.	233,928	4,169,711
Nippon Shinyaku Co., Ltd.	82,840	3,709,753
Nippon Shokubai Co., Ltd.	53,960	2,238,182
Nippon Steel Corp.	1,319,627	29,421,923
Nippon Telegraph & Telephone Corp.	1,885,176	54,625,333
Nippon Yusen K.K. (a)	778,882	20,196,096
Nipro Corp.	197,888	1,505,062
Nishi-Nippon Railroad Co., Ltd.	116,470	2,029,023
Nissan Chemical Corp.	207,499	9,109,452
Nissan Motor Co., Ltd.	3,079,934	11,929,473
Nisshin Seifun Group, Inc.	427,002	4,934,120
Nissin Foods Holdings Co., Ltd.	112,063	9,329,328
Nitori Holdings Co., Ltd.	120,690	13,644,797
Nitto Denko Corp.	236,437	14,233,259
Noevir Holdings Co., Ltd.	26,706	1,058,712
NOF Corp.	111,054	4,720,498
NOK Corp.	198,551	1,945,935
Nomura Holdings, Inc.	4,861,443	20,032,507
Nomura Real Estate Holdings, Inc.	169,708	3,781,256
Nomura Real Estate Master Fund, Inc.	7,081	7,849,583
Nomura Research Institute Ltd.	699,482	15,610,801
NS Solutions Corp.	58,056	1,513,040
NSK Ltd.	712,440	3,943,617
NTT Data Corp.	1,004,244	13,934,010
Obayashi Corp.	1,109,626	8,203,160
OBIC Business Consultants Co., Ltd.	41,378	1,439,869
Obic Co., Ltd.	106,621	15,607,846
Odakyu Electric Railway Co., Ltd.	506,481	6,138,826
Oji Holdings Corp.	1,417,825	5,756,027
OKUMA Corp.	53,548	2,154,264
Olympus Corp.	2,048,836	34,504,495
Omron Corp.	298,472	16,021,930
Ono Pharmaceutical Co., Ltd.	687,093	14,022,821
Open House Group Co., Ltd.	113,464	4,081,589
Oracle Corp. Japan	54,074	3,683,931
Orient Corp.	100,122	858,514
See financial notes
Schwab International Equity ETFs | Semiannual Report27

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oriental Land Co., Ltd.	303,866	48,530,667
ORIX Corp.	1,935,812	34,697,243
Orix JREIT, Inc.	4,271	5,719,123
Osaka Gas Co., Ltd.	626,315	10,175,348
OSG Corp.	134,750	1,918,146
Otsuka Corp.	166,050	5,595,342
Otsuka Holdings Co., Ltd.	676,505	20,531,305
PALTAC Corp.	49,312	1,791,979
Pan Pacific International Holdings Corp.	655,929	11,990,333
Panasonic Holdings Corp.	3,449,141	30,056,384
Park24 Co., Ltd. *	222,104	3,251,297
Penta-Ocean Construction Co., Ltd.	482,376	2,298,293
PeptiDream, Inc. *	146,336	1,986,384
Persol Holdings Co., Ltd.	278,743	5,580,385
Pigeon Corp.	181,509	2,795,624
Pola Orbis Holdings, Inc.	124,871	1,591,426
Rakus Co., Ltd.	155,839	1,939,192
Rakuten Group, Inc.	1,362,319	6,720,834
Recruit Holdings Co., Ltd.	2,254,449	61,303,668
Relo Group, Inc.	170,873	2,727,144
Renesas Electronics Corp. *	1,987,408	25,737,163
Rengo Co., Ltd.	367,120	2,382,514
RENOVA, Inc. *	72,577	1,118,905
Resona Holdings, Inc.	3,539,082	19,483,593
Resonac Holdings Corp.	275,239	4,520,131
Resorttrust, Inc.	102,348	1,599,669
Ricoh Co., Ltd.	926,908	7,199,418
Rinnai Corp.	58,989	4,135,704
Rohm Co., Ltd.	134,376	10,338,512
Rohto Pharmaceutical Co., Ltd.	319,018	5,796,495
Ryohin Keikaku Co., Ltd.	383,951	3,864,456
Sankyo Co., Ltd.	66,853	2,723,886
Sankyu, Inc.	80,189	2,949,359
Sanrio Co., Ltd.	90,707	2,746,881
Santen Pharmaceutical Co., Ltd.	551,146	4,207,994
Sanwa Holdings Corp.	292,895	3,087,745
Sapporo Holdings Ltd.	108,223	2,542,404
Sawai Group Holdings Co., Ltd.	64,041	1,772,452
SBI Holdings, Inc.	398,416	8,590,447
SBI Shinsei Bank Ltd.	111,818	2,034,174
SCREEN Holdings Co., Ltd.	63,378	5,057,584
SCSK Corp.	216,513	3,139,252
Secom Co., Ltd.	311,459	18,116,137
Sega Sammy Holdings, Inc.	258,161	4,412,134
Seibu Holdings, Inc.	332,392	3,345,516
Seiko Epson Corp.	451,154	6,216,761
Seino Holdings Co., Ltd.	225,963	2,330,713
Sekisui Chemical Co., Ltd.	542,340	7,266,237
Sekisui House Ltd.	901,510	17,071,872
Sekisui House REIT, Inc.	6,808	3,603,544
Seven & i Holdings Co., Ltd.	1,259,617	56,315,880
Seven Bank Ltd.	1,116,453	2,245,774
SG Holdings Co., Ltd.	680,747	9,810,273
Sharp Corp.	328,886	2,269,595
SHIFT, Inc. *	17,834	2,952,367
Shikoku Electric Power Co., Inc.	259,397	1,392,058
Shimadzu Corp.	431,284	12,458,999
Shimamura Co., Ltd.	37,198	3,473,616
Shimano, Inc.	123,980	19,309,442
Shimizu Corp.	825,128	4,452,293
Shin-Etsu Chemical Co., Ltd.	636,894	89,538,745
Shinko Electric Industries Co., Ltd.	111,343	3,053,013
Shionogi & Co., Ltd.	435,456	19,369,584
Ship Healthcare Holdings, Inc.	129,878	2,343,649
Shiseido Co., Ltd.	628,183	28,919,984
Shizuoka Financial Group, Inc.	782,516	6,250,247
SHO-BOND Holdings Co., Ltd.	73,849	2,911,347
SECURITY	NUMBER OF SHARES	VALUE ($)
Shochiku Co., Ltd.	18,957	1,526,692
Skylark Holdings Co., Ltd. *	360,684	4,220,756
SMC Corp.	91,176	46,252,333
SMS Co., Ltd.	85,393	2,046,824
Softbank Corp.	4,436,221	50,072,971
SoftBank Group Corp.	1,579,283	63,964,353
Sohgo Security Services Co., Ltd.	107,418	2,819,215
Sojitz Corp.	381,154	7,314,441
Sompo Holdings, Inc.	512,304	21,960,453
Sony Group Corp.	2,014,978	169,079,753
Sotetsu Holdings, Inc.	125,872	2,141,067
Square Enix Holdings Co., Ltd.	124,587	5,551,834
Stanley Electric Co., Ltd.	234,334	4,885,722
Subaru Corp.	996,289	15,999,576
Sugi Holdings Co., Ltd.	55,941	2,340,885
SUMCO Corp.	525,961	7,255,300
Sumitomo Bakelite Co., Ltd.	53,772	1,877,076
Sumitomo Chemical Co., Ltd.	2,404,654	8,420,658
Sumitomo Corp.	1,811,256	30,889,019
Sumitomo Electric Industries Ltd.	1,226,585	15,087,495
Sumitomo Forestry Co., Ltd.	230,765	4,426,744
Sumitomo Heavy Industries Ltd.	186,701	4,392,884
Sumitomo Metal Mining Co., Ltd.	384,826	14,295,192
Sumitomo Mitsui Financial Group, Inc.	2,114,245	92,693,691
Sumitomo Mitsui Trust Holdings, Inc.	582,337	21,568,037
Sumitomo Pharma Co., Ltd.	267,776	1,676,856
Sumitomo Realty & Development Co., Ltd.	632,864	14,937,105
Sumitomo Rubber Industries Ltd.	280,892	2,528,162
Sundrug Co., Ltd.	108,696	2,940,533
Suntory Beverage & Food Ltd.	207,007	7,264,203
Suzuken Co., Ltd.	126,782	3,201,777
Suzuki Motor Corp.	730,276	25,642,625
Sysmex Corp.	311,530	18,664,584
T&D Holdings, Inc.	813,108	12,302,724
Taiheiyo Cement Corp.	178,790	3,285,331
Taisei Corp.	290,579	9,471,576
Taisho Pharmaceutical Holdings Co., Ltd.	71,314	2,811,410
Taiyo Yuden Co., Ltd.	199,276	6,034,677
Takara Bio, Inc.	59,852	762,348
Takara Holdings, Inc.	294,474	2,323,970
Takashimaya Co., Ltd.	225,880	3,144,063
Takeda Pharmaceutical Co., Ltd.	2,458,271	76,013,930
TBS Holdings, Inc.	136,080	1,787,227
TDK Corp.	588,293	19,693,984
TechnoPro Holdings, Inc.	178,892	4,544,039
Teijin Ltd.	297,408	3,089,471
Terumo Corp.	1,066,201	28,655,889
The Bank of Kyoto Ltd.	117,116	5,588,621
The Chiba Bank Ltd.	1,003,832	7,347,359
The Chugoku Electric Power Co., Inc.	499,166	2,458,910
The Hachijuni Bank Ltd.	744,908	3,368,670
The Japan Steel Works Ltd.	101,986	1,915,958
The Kansai Electric Power Co., Inc.	1,193,871	11,236,227
The Yokohama Rubber Co., Ltd.	205,586	3,899,969
THK Co., Ltd.	187,488	4,198,057
TIS, Inc.	366,479	9,093,705
Tobu Railway Co., Ltd.	334,384	7,462,668
Toda Corp.	410,665	2,140,529
Toho Co., Ltd.	177,418	6,173,779
Toho Gas Co., Ltd.	150,555	2,826,188
Tohoku Electric Power Co., Inc.	779,934	3,716,016
Tokai Carbon Co., Ltd.	313,592	3,059,603
Tokio Marine Holdings, Inc.	3,082,635	65,413,915
Tokyo Century Corp.	100,543	3,362,136
See financial notes
28Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Electric Power Co. Holdings, Inc. *	2,552,230	8,469,023
Tokyo Electron Ltd.	241,608	82,850,712
Tokyo Gas Co., Ltd.	710,799	13,713,466
Tokyo Ohka Kogyo Co., Ltd.	62,141	3,280,063
Tokyo Tatemono Co., Ltd.	321,922	3,942,047
Tokyu Corp.	790,710	9,519,982
Tokyu Fudosan Holdings Corp.	1,003,349	4,846,776
Toppan, Inc.	437,946	7,918,812
Toray Industries, Inc.	2,406,515	13,766,153
Toshiba Corp.	678,900	21,017,665
Toshiba TEC Corp.	38,908	1,085,419
Tosoh Corp.	455,987	6,199,669
TOTO Ltd.	236,106	7,878,000
Toyo Seikan Group Holdings Ltd.	245,250	3,188,619
Toyo Suisan Kaisha Ltd.	145,308	5,877,819
Toyo Tire Corp.	163,424	1,933,998
Toyoda Gosei Co., Ltd.	125,778	2,048,053
Toyota Boshoku Corp.	102,238	1,589,693
Toyota Industries Corp.	254,692	14,939,537
Toyota Motor Corp.	19,846,771	271,369,607
Toyota Tsusho Corp.	354,333	14,463,102
Trend Micro, Inc.	189,423	8,913,860
TS Tech Co., Ltd.	177,694	2,252,891
Tsumura & Co.	116,893	2,223,468
Tsuruha Holdings, Inc.	56,087	3,948,716
UBE Corp.	171,051	2,564,227
Ulvac, Inc.	81,687	3,130,390
Unicharm Corp.	639,722	23,684,015
United Urban Investment Corp.	4,993	5,512,955
Ushio, Inc.	163,835	1,871,507
USS Co., Ltd.	343,002	5,562,467
Welcia Holdings Co., Ltd.	163,650	3,578,999
West Japan Railway Co.	370,163	14,359,221
Yakult Honsha Co., Ltd.	211,105	14,397,573
Yamada Holdings Co., Ltd.	1,216,821	4,278,951
Yamaguchi Financial Group, Inc.	384,904	2,596,827
Yamaha Corp.	250,451	9,505,794
Yamaha Motor Co., Ltd.	498,728	12,759,733
Yamato Holdings Co., Ltd.	531,041	8,970,564
Yamato Kogyo Co., Ltd.	54,661	2,187,002
Yamazaki Baking Co., Ltd.	200,041	2,321,806
Yaoko Co., Ltd.	36,547	1,840,564
Yaskawa Electric Corp.	415,220	16,338,723
Yokogawa Electric Corp.	390,722	5,834,369
Z Holdings Corp.	4,250,701	11,505,586
Zenkoku Hosho Co., Ltd.	76,802	2,926,274
Zensho Holdings Co., Ltd.	161,110	4,535,894
Zeon Corp.	241,633	2,284,795
ZOZO, Inc.	174,960	3,885,431
		6,022,463,881

Netherlands 3.8%
Aalberts N.V.	160,504	7,836,679
ABN AMRO Bank N.V., GDR	654,706	11,598,549
Adyen N.V. *	47,940	68,390,497
Aegon N.V.	2,905,245	15,198,641
Akzo Nobel N.V.	285,162	20,939,176
Allfunds Group plc	569,903	4,998,243
ArcelorMittal S.A.	791,907	23,888,616
ASM International N.V.	74,298	25,450,160
ASML Holding N.V.	657,123	406,977,491
ASR Nederland N.V.	238,451	10,888,901
BE Semiconductor Industries N.V.	124,628	9,695,849
CTP N.V.	175,072	2,421,058
EXOR N.V. *	169,476	14,011,703
Heineken Holding N.V.	194,333	16,683,005
SECURITY	NUMBER OF SHARES	VALUE ($)
Heineken N.V.	409,763	41,934,448
IMCD N.V.	93,649	14,887,290
ING Groep N.V.	6,087,157	85,637,774
InPost S.A. *	336,654	2,798,336
JDE Peet's N.V.	127,088	3,752,189
Just Eat Takeaway.com N.V *	293,168	6,435,730
Koninklijke Ahold Delhaize N.V.	1,617,207	51,477,190
Koninklijke DSM N.V.	280,836	34,756,378
Koninklijke KPN N.V.	5,318,034	18,278,519
Koninklijke Philips N.V.	1,430,498	23,438,327
Koninklijke Vopak N.V.	108,668	3,478,018
NN Group N.V.	480,997	19,536,736
OCI N.V.	157,184	5,234,182
Prosus N.V. *	1,360,831	98,019,559
Randstad N.V.	181,197	11,164,467
Signify N.V.	207,965	7,240,558
Unibail-Rodamco-Westfield *	168,783	10,728,928
Universal Music Group N.V.	1,210,123	28,682,560
Wolters Kluwer N.V.	411,026	47,708,519
		1,154,168,276

New Zealand 0.3%
Air New Zealand Ltd. *	2,351,608	1,150,981
Auckland International Airport Ltd. *	1,964,966	10,640,028
Contact Energy Ltd.	1,225,559	5,816,199
EBOS Group Ltd.	262,457	7,214,793
Fisher & Paykel Healthcare Corp., Ltd.	920,340	14,813,707
Fletcher Building Ltd.	1,216,810	3,580,904
Infratil Ltd.	1,159,758	6,323,046
Kiwi Property Group Ltd.	2,511,462	1,439,278
Mainfreight Ltd.	133,938	6,045,186
Mercury NZ Ltd.	1,079,005	4,191,479
Meridian Energy Ltd.	2,078,811	6,838,893
Ryman Healthcare Ltd.	882,889	2,877,187
SKYCITY Entertainment Group Ltd. *	1,356,598	2,185,248
Spark New Zealand Ltd.	3,082,415	9,548,550
The a2 Milk Co., Ltd. *	1,218,993	5,460,291
		88,125,770

Norway 0.7%
Adevinta A.S.A. *	460,096	3,455,206
Aker A.S.A., A Shares	40,021	2,841,085
Aker BP A.S.A. (a)	498,990	13,518,216
AutoStore Holdings Ltd. *	1,206,829	2,522,939
DNB Bank A.S.A.	1,652,567	33,158,194
Equinor A.S.A.	1,524,825	47,182,174
Gjensidige Forsikring A.S.A.	268,846	4,791,472
Kongsberg Gruppen A.S.A.	121,158	5,061,058
Leroy Seafood Group A.S.A.	410,540	2,051,400
Mowi A.S.A. (a)	721,676	12,530,659
Nordic Semiconductor A.S.A. *	256,972	3,709,330
Norsk Hydro A.S.A.	2,200,138	16,088,690
Orkla A.S.A.	1,253,185	8,468,784
Salmar A.S.A.	115,480	4,821,642
Schibsted A.S.A., A Shares	129,091	2,637,578
Schibsted A.S.A., B Shares	159,205	3,037,444
Telenor A.S.A.	1,036,328	11,673,846
Tomra Systems A.S.A.	376,112	6,036,520
Var Energi A.S.A. (a)	677,264	1,937,883
Yara International A.S.A.	267,116	12,756,138
		198,280,258

Poland 0.2%
Allegro.eu S.A. *	637,631	4,175,333
Bank Polska Kasa Opieki S.A.	258,943	5,233,600
See financial notes
Schwab International Equity ETFs | Semiannual Report29

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dino Polska S.A. *	80,243	6,720,222
KGHM Polska Miedz S.A.	224,297	6,440,116
LPP S.A.	1,726	3,664,312
Pepco Group N.V. *	256,530	2,547,320
Polski Koncern Naftowy Orlen S.A.	943,730	14,177,963
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,362,810	9,545,905
Powszechny Zaklad Ubezpieczen S.A.	887,031	7,320,790
Santander Bank Polska S.A.	46,915	3,159,316
		62,984,877

Portugal 0.2%
EDP - Energias de Portugal S.A.	4,630,171	23,451,586
EDP Renovaveis S.A.	398,835	8,209,745
Galp Energia, SGPS, S.A.	834,416	10,229,428
Jeronimo Martins, SGPS, S.A.	443,022	9,124,002
		51,014,761

Republic of Korea 4.0%
Alteogen, Inc. *	49,616	1,411,708
Amorepacific Corp.	52,006	5,439,358
AMOREPACIFIC Group	49,136	1,485,313
BGF retail Co., Ltd.	11,117	1,518,112
BNK Financial Group, Inc.	489,102	2,476,466
Celltrion Healthcare Co., Ltd.	157,710	6,495,519
Celltrion Pharm, Inc. *	33,668	1,457,908
Celltrion, Inc.	180,961	19,856,820
Cheil Worldwide, Inc.	109,114	1,649,182
CJ CheilJedang Corp.	13,402	3,251,118
CJ Corp.	20,569	1,350,800
CJ ENM Co., Ltd. *	17,783	1,245,784
CJ Logistics Corp.	12,531	773,688
Coway Co., Ltd.	91,845	3,706,422
Daewoo Engineering & Construction Co., Ltd. *	330,120	1,073,997
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	79,508	1,547,199
DB Insurance Co., Ltd.	69,518	4,045,257
DGB Financial Group, Inc.	269,604	1,609,576
DL E&C Co., Ltd.	51,796	1,291,720
DL Holdings Co., Ltd.	19,289	858,585
Dongsuh Cos., Inc.	53,803	785,953
Doosan Bobcat, Inc.	41,609	1,191,748
Doosan Enerbility Co., Ltd. *	662,813	8,144,598
Ecopro BM Co., Ltd.	64,882	8,154,073
E-MART, Inc.	33,151	2,805,904
F&F Co., Ltd.	25,234	2,648,783
Fila Holdings Corp.	81,392	2,398,857
Green Cross Corp.	9,021	816,713
GS Engineering & Construction Corp.	108,060	1,816,992
GS Holdings Corp.	84,910	2,608,420
GS Retail Co., Ltd.	61,985	1,351,421
Hana Financial Group, Inc.	470,235	16,133,511
Hanjin Kal Corp.	39,025	1,321,232
Hankook Tire & Technology Co., Ltd.	118,766	3,338,821
Hanmi Pharm Co., Ltd. *	12,762	2,497,909
Hanmi Science Co., Ltd. *	26,106	642,169
Hanon Systems	285,788	1,950,248
Hanssem Co., Ltd.	19,155	649,236
Hanwha Aerospace Co., Ltd.	58,955	4,009,787
Hanwha Corp.	85,573	1,742,824
Hanwha Life Insurance Co., Ltd. *	480,571	1,080,445
Hanwha Solutions Corp. *(b)	183,016	5,753,611
HD Hyundai Co., Ltd.	79,557	3,571,272
Hite Jinro Co., Ltd. *	55,312	999,023
HL Mando Co., Ltd.	54,151	1,941,783
SECURITY	NUMBER OF SHARES	VALUE ($)
HLB, Inc. *	160,572	3,919,498
HMM Co., Ltd. *	464,205	7,910,692
Hotel Shilla Co., Ltd.	53,082	3,217,213
HYBE Co., Ltd. *	29,078	4,067,514
Hyundai Department Store Co., Ltd.	26,242	1,076,849
Hyundai Doosan Infracore Co., Ltd.	188,614	1,217,278
Hyundai Engineering & Construction Co., Ltd.	111,665	3,071,684
Hyundai Glovis Co., Ltd.	29,149	3,493,695
Hyundai Heavy Industries Co., Ltd.	22,639	1,820,359
Hyundai Marine & Fire Insurance Co., Ltd.	89,670	2,385,327
Hyundai Mipo Dockyard Co., Ltd.	31,752	1,684,482
Hyundai Mobis Co., Ltd.	99,561	15,988,447
Hyundai Motor Co.	223,760	29,812,120
Hyundai Steel Co.	114,470	3,027,735
Hyundai Wia Corp.	27,566	1,164,511
Iljin Materials Co., Ltd. *	27,510	1,322,226
Industrial Bank of Korea	414,162	3,248,820
Kakao Corp.	491,121	23,159,607
Kakao Games Corp. *	43,456	1,614,103
KakaoBank Corp. *	274,448	5,527,330
Kakaopay Corp. *	33,830	1,602,978
Kangwon Land, Inc. *	172,848	2,638,602
KB Financial Group, Inc.	627,867	24,341,264
KCC Corp.	6,714	1,245,635
KEPCO Plant Service & Engineering Co., Ltd. *	36,107	884,086
Kia Corp.	417,771	23,773,404
Korea Aerospace Industries Ltd. *	109,908	3,745,967
Korea Electric Power Corp.	419,282	5,719,282
Korea Gas Corp. *	40,000	847,912
Korea Investment Holdings Co., Ltd. *	58,966	2,762,813
Korea Shipbuilding & Offshore Engineering Co., Ltd.	68,108	4,184,531
Korea Zinc Co., Ltd.	15,365	6,781,153
Korean Air Lines Co., Ltd.	302,359	5,198,313
Krafton, Inc. *	46,945	6,024,002
KT&G Corp.	176,038	11,800,167
Kumho Petrochemical Co., Ltd. *	26,620	3,164,426
L&F Co., Ltd.	36,546	7,236,011
LG Chem Ltd.	74,775	38,425,845
LG Corp.	141,607	8,807,297
LG Display Co., Ltd.	373,182	4,312,075
LG Electronics, Inc.	184,279	15,485,981
LG Energy Solution Ltd. *	58,031	22,936,114
LG H&H Co., Ltd.	15,699	7,925,133
LG Innotek Co., Ltd.	24,370	5,101,447
LG Uplus Corp.	346,120	2,895,559
Lotte Chemical Corp.	28,221	3,800,478
Lotte Chilsung Beverage Co., Ltd.	3,846	486,545
Lotte Corp.	40,618	940,821
LOTTE Fine Chemical Co., Ltd.	28,195	1,237,959
Lotte Shopping Co., Ltd.	18,985	1,248,211
LS Corp.	29,828	1,519,295
Meritz Financial Group, Inc.	145,996	4,964,912
Mirae Asset Securities Co., Ltd.	570,552	3,082,900
NAVER Corp.	231,698	36,507,866
NCSoft Corp.	25,784	8,466,388
Netmarble Corp. *	26,067	1,217,412
NH Investment & Securities Co., Ltd. *	253,457	1,819,642
NHN Corp. *	14,509	317,975
NongShim Co., Ltd.	5,505	1,522,637
OCI Co., Ltd.	28,614	1,963,462
Orion Corp.	32,988	3,116,191
Ottogi Corp. *	2,455	816,323
Pan Ocean Co., Ltd.	278,683	1,333,129
Paradise Co., Ltd. *	65,435	827,797
See financial notes
30Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pearl Abyss Corp. *	45,492	1,541,898
POSCO Chemical Co., Ltd.	44,125	7,369,450
POSCO Holdings, Inc.	120,914	29,057,738
Posco International Corp.	72,570	1,239,435
S-1 Corp.	31,781	1,354,580
Samsung Biologics Co., Ltd. *	29,969	17,506,924
Samsung C&T Corp.	136,134	11,326,925
Samsung Card Co., Ltd.	58,747	1,362,957
Samsung Electro-Mechanics Co., Ltd.	93,391	10,163,086
Samsung Electronics Co., Ltd.	7,709,789	353,080,078
Samsung Engineering Co., Ltd. *	258,765	5,133,256
Samsung Fire & Marine Insurance Co., Ltd.	56,762	9,201,171
Samsung Heavy Industries Co., Ltd. *	961,364	3,995,845
Samsung Life Insurance Co., Ltd.	119,505	6,150,229
Samsung SDI Co., Ltd.	86,212	45,345,590
Samsung SDS Co., Ltd.	62,186	5,888,461
Samsung Securities Co., Ltd.	100,197	2,536,633
SD Biosensor, Inc.	53,446	928,969
Seegene, Inc.	43,796	807,574
Shin Poong Pharmaceutical Co., Ltd. *	57,310	839,782
Shinhan Financial Group Co., Ltd.	808,792	23,745,754
Shinsegae, Inc.	10,836	1,670,541
SK Biopharmaceuticals Co., Ltd. *	42,173	2,125,781
SK Bioscience Co., Ltd. *	31,324	1,649,940
SK Chemicals Co., Ltd.	13,926	824,036
SK Hynix, Inc.	880,770	59,505,640
SK IE Technology Co., Ltd. *	38,640	1,909,734
SK Innovation Co., Ltd. *	87,156	9,886,352
SK Networks Co., Ltd.	178,653	555,569
SK Square Co., Ltd. *	157,962	4,578,003
SK Telecom Co., Ltd.	40,426	1,379,357
SK, Inc.	57,296	7,733,282
SKC Co., Ltd.	32,726	2,423,690
S-Oil Corp.	65,364	3,986,303
Solus Advanced Materials Co., Ltd.	24,158	897,310
SSANGYONG C&E Co., Ltd.	202,732	888,604
Wemade Co., Ltd.	25,037	1,010,373
Woori Financial Group, Inc.	1,006,500	9,279,652
Yuhan Corp.	87,815	3,497,337
		1,205,037,134

Singapore 1.2%
CapitaLand Ascendas REIT	5,542,471	11,404,854
CapitaLand Ascott Trust	3,290,296	2,468,669
CapitaLand Integrated Commercial Trust	8,245,543	11,883,039
CapitaLand Investment Ltd.	4,193,332	11,588,007
City Developments Ltd.	793,450	4,544,441
ComfortDelGro Corp., Ltd.	3,529,674	3,172,682
DBS Group Holdings Ltd.	2,957,096	75,061,450
Frasers Logistics & Commercial Trust	4,394,828	4,146,218
Genting Singapore Ltd.	9,441,461	7,153,950
Hutchison Port Holdings Trust, Class U	8,516,743	1,567,081
Jardine Cycle & Carriage Ltd.	162,294	3,581,885
Keppel Corp., Ltd.	2,279,354	9,278,951
Keppel DC REIT	2,126,520	3,127,816
Keppel REIT	3,793,719	2,606,834
Mapletree Industrial Trust	2,931,546	5,139,434
Mapletree Logistics Trust	5,263,216	6,607,611
Mapletree Pan Asia Commercial Trust	3,662,987	4,680,264
NetLink NBN Trust	4,900,396	3,148,864
Olam Group Ltd.	1,230,321	1,407,491
Oversea-Chinese Banking Corp., Ltd.	5,679,796	53,458,393
SATS Ltd. *	1,141,577	2,399,928
Sembcorp Industries Ltd.	1,419,634	3,828,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Sembcorp Marine Ltd. *(b)	70,329,468	6,635,102
SIA Engineering Co., Ltd. *	363,522	623,806
Singapore Airlines Ltd.	2,039,783	8,621,896
Singapore Exchange Ltd.	1,315,125	8,509,259
Singapore Post Ltd.	2,272,132	903,013
Singapore Technologies Engineering Ltd.	2,579,179	6,840,002
Singapore Telecommunications Ltd.	12,118,969	21,336,372
StarHub Ltd.	956,416	753,111
Suntec Real Estate Investment Trust	3,452,127	3,641,511
United Overseas Bank Ltd.	2,086,145	46,367,387
UOL Group Ltd.	844,505	4,284,789
Venture Corp., Ltd.	444,110	5,664,576
Wilmar International Ltd.	3,358,862	9,830,937
		356,267,778

Spain 2.2%
Acciona S.A.	37,439	7,071,296
ACS, Actividades de Construccion y Servicios S.A.	345,855	10,511,898
Aena SME S.A. *	115,577	17,944,170
Amadeus IT Group S.A. *	735,277	46,317,840
Banco Bilbao Vizcaya Argentaria S.A.	9,898,152	77,394,345
Banco Santander S.A.	27,030,045	106,706,862
Bankinter S.A.	1,114,271	7,860,568
CaixaBank S.A.	6,758,828	29,043,684
Cellnex Telecom S.A. *	915,498	34,524,709
Corp. ACCIONA Energias Renovables S.A.	96,147	3,733,920
Enagas S.A.	410,907	7,390,610
Endesa S.A.	517,873	10,198,729
Ferrovial S.A.	774,013	21,555,289
Fluidra S.A.	175,281	3,054,100
Grifols S.A. *	548,339	6,707,761
Iberdrola S.A.	9,862,629	113,640,544
Industria de Diseno Textil S.A.	1,698,670	52,403,900
Inmobiliaria Colonial Socimi S.A.	561,549	4,043,601
Mapfre S.A.	1,672,334	3,596,680
Merlin Properties Socimi S.A.	542,002	5,167,393
Naturgy Energy Group S.A.	229,468	6,341,725
Red Electrica Corp. S.A.	699,424	11,652,728
Repsol S.A.	2,025,800	32,236,170
Telefonica S.A.	8,224,576	33,571,620
		652,670,142

Sweden 2.7%
Alfa Laval AB	500,447	16,555,838
Alleima AB *	346,942	1,885,648
Assa Abloy AB, B Shares	1,482,883	36,273,656
Atlas Copco AB, A Shares	4,100,309	49,021,587
Atlas Copco AB, B Shares	2,559,501	27,149,570
Axfood AB	174,801	4,202,157
Beijer Ref AB (a)	402,882	6,289,357
Boliden AB	445,090	18,358,693
Castellum AB	428,746	5,502,911
Electrolux AB, B Shares	339,666	4,137,121
Epiroc AB, A Shares	1,014,888	19,609,529
Epiroc AB, B Shares	604,587	9,994,707
EQT AB	558,613	12,587,889
Essity AB, B Shares	999,919	27,134,714
Evolution AB	259,182	31,478,810
Fastighets AB Balder, B Shares *	980,434	4,890,606
Getinge AB, B Shares	365,760	7,908,912
H & M Hennes & Mauritz AB, B Shares	1,094,931	13,863,288
Hexagon AB, B Shares	3,033,849	33,789,920
See financial notes
Schwab International Equity ETFs | Semiannual Report31

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Holmen AB, B Shares	154,271	6,257,468
Husqvarna AB, B Shares	693,986	6,183,493
Industrivarden AB, A Shares	222,653	6,153,136
Industrivarden AB, C Shares	252,759	6,970,589
Indutrade AB	461,465	9,867,738
Investment AB Latour, B Shares	231,915	4,830,173
Investor AB, A Shares	868,280	17,900,792
Investor AB, B Shares	2,939,737	57,111,282
Kinnevik AB, B Shares *	377,243	5,648,553
L E Lundbergfortagen AB, B Shares	114,218	5,330,524
Lifco AB, B Shares	378,963	7,616,616
Nibe Industrier AB, B Shares	2,387,998	24,822,026
Saab AB, B Shares	149,612	8,670,914
Sagax AB, Class B	294,636	7,292,019
Sandvik AB	1,741,186	36,030,526
Securitas AB, B Shares	797,006	6,907,294
Skandinaviska Enskilda Banken AB	5	70
Skandinaviska Enskilda Banken AB, A Shares	2,445,271	30,728,263
Skanska AB, B Shares	586,676	10,722,479
SKF AB, B Shares	631,118	12,064,263
Svenska Cellulosa AB, S.C.A., B Shares	1,006,027	14,113,280
Svenska Handelsbanken AB, A Shares (a)	2,504,307	26,679,373
Sweco AB, B Shares	324,555	3,827,960
Swedbank AB, A Shares	1,649,668	33,820,361
Swedish Orphan Biovitrum AB *	292,845	6,770,317
Tele2 AB, B Shares	906,601	8,375,232
Telefonaktiebolaget LM Ericsson	9	54
Telefonaktiebolaget LM Ericsson, B Shares	5,019,082	27,962,398
Telia Co. AB	4,137,860	10,732,899
Trelleborg AB, B Shares	377,933	9,799,310
Vitrolife AB	112,411	2,272,236
Volvo AB, A Shares	358,308	7,496,961
Volvo AB, B Shares (a)	2,457,391	49,437,185
Volvo Car AB, Class B *(a)	883,127	4,188,430
		807,219,127

Switzerland 7.9%
ABB Ltd.	2,490,422	83,115,924
Accelleron Industries AG *	122,633	3,035,567
Adecco Group AG	260,528	9,300,898
Alcon, Inc.	751,505	51,444,717
Bachem Holding AG, Class B	49,114	4,923,191
Baloise Holding AG	73,678	12,302,595
Banque Cantonale Vaudoise	43,750	3,918,712
Barry Callebaut AG	5,587	11,171,020
Belimo Holding AG	15,181	7,904,324
BKW AG	29,150	4,273,364
Chocoladefabriken Lindt & Spruengli AG	161	17,916,564
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,821	20,050,915
Cie Financiere Richemont S.A., Class A	832,922	125,971,399
Clariant AG *	375,023	6,102,001
Credit Suisse Group AG	5,531,695	16,832,642
DKSH Holding AG	58,845	4,806,172
Emmi AG	2,878	2,720,627
EMS-Chemie Holding AG	11,403	8,674,675
Flughafen Zuerich AG *	30,229	5,499,114
Geberit AG	56,095	30,463,969
Georg Fischer AG	136,350	9,310,643
Givaudan S.A.	13,004	39,417,833
SECURITY	NUMBER OF SHARES	VALUE ($)
Helvetia Holding AG	55,416	7,136,528
Holcim AG *	884,019	54,837,946
Julius Baer Group Ltd.	342,878	22,813,414
Kuehne & Nagel International AG	81,233	20,887,867
Logitech International S.A.	236,476	12,988,834
Lonza Group AG	121,075	72,444,769
Nestle S.A.	4,402,360	498,268,710
Novartis AG	3,297,095	278,894,310
Partners Group Holding AG	36,304	34,613,235
PSP Swiss Property AG	76,590	8,629,399
Roche Holding AG	1,131,234	328,054,843
Roche Holding AG, Bearer Shares	46,172	14,345,464
Schindler Holding AG	28,951	6,255,084
Schindler Holding AG, Participation Certificates	67,547	15,235,461
SGS S.A.	9,502	21,878,171
SIG Group AG *	544,702	13,239,063
Sika AG	237,113	66,763,532
Sonova Holding AG	82,540	20,360,894
Straumann Holding AG	172,672	23,001,440
Swiss Life Holding AG	49,146	29,689,480
Swiss Prime Site AG	120,752	10,242,501
Swiss Re AG	468,100	49,044,993
Swisscom AG	40,902	25,328,910
Tecan Group AG	20,299	8,247,382
Temenos AG	97,565	7,211,847
The Swatch Group AG	67,191	4,312,124
The Swatch Group AG, Bearer Shares	46,741	16,317,584
UBS Group AG	4,862,971	106,105,902
VAT Group AG	41,248	12,516,331
Zurich Insurance Group AG	242,794	115,639,628
		2,384,462,512

United Kingdom 13.6%
3i Group plc	1,543,627	30,405,230
abrdn plc	3,356,667	9,127,175
Admiral Group plc	469,172	12,501,741
Airtel Africa plc	1,877,928	2,741,856
Anglo American plc	1,968,847	68,754,462
Antofagasta plc	559,370	10,632,055
Ashtead Group plc	721,217	48,110,063
Associated British Foods plc	573,697	13,939,536
AstraZeneca plc	2,412,540	317,776,512
Auto Trader Group plc	1,515,237	10,922,141
Aviva plc	4,667,045	25,222,292
B&M European Value Retail S.A.	1,501,300	8,938,700
BAE Systems plc	5,054,407	54,949,649
Barclays plc	25,901,349	54,762,653
Barratt Developments plc	1,656,461	9,407,301
Bellway plc	200,384	5,378,326
Berkeley Group Holdings plc	168,900	8,579,925
BP plc	29,259,758	195,005,306
British American Tobacco plc	3,662,045	139,365,577
BT Group plc	11,390,990	19,217,054
Bunzl plc	544,798	19,549,339
Burberry Group plc	640,254	19,114,535
Centrica plc	9,771,823	12,439,509
Coca-Cola HBC AG *	318,614	8,204,474
Compass Group plc	2,889,422	67,163,076
ConvaTec Group plc	2,655,153	7,213,247
CRH plc	1,237,135	58,524,061
Croda International plc	228,377	18,142,911
DCC plc	157,587	8,817,972
Dechra Pharmaceuticals plc	183,288	6,066,678
Derwent London plc	185,460	5,869,137
Diageo plc	3,688,384	157,581,839
Direct Line Insurance Group plc	2,117,039	4,622,356
See financial notes
32Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dr. Martens plc	830,968	1,608,611
DS Smith plc	2,058,454	8,405,739
easyJet plc *	606,360	3,570,611
Endeavour Mining plc	306,556	6,298,107
Entain plc	953,755	15,697,642
Experian plc	1,501,142	50,976,852
Ferguson plc	341,604	49,400,060
Flutter Entertainment plc *	284,594	45,944,881
Fresnillo plc	297,458	2,749,136
Glencore plc	20,968,691	125,748,225
GSK plc	6,511,882	112,372,916
Haleon plc	8,093,514	31,545,973
Halma plc	609,491	15,967,721
Hargreaves Lansdown plc	629,759	6,325,014
Hikma Pharmaceuticals plc	253,637	5,318,374
Hiscox Ltd.	558,956	7,714,377
Howden Joinery Group plc	857,473	7,441,095
HSBC Holdings plc	32,859,330	252,848,841
IMI plc	413,999	7,803,803
Imperial Brands plc	1,545,208	37,507,637
Informa plc	2,332,579	18,875,183
InterContinental Hotels Group plc	288,275	19,564,937
Intermediate Capital Group plc	451,766	7,667,962
International Consolidated Airlines Group S.A. *	1,876,246	3,515,791
International Distributions Services plc	1,169,534	3,330,186
Intertek Group plc	260,352	13,156,239
ITV plc	5,922,120	6,337,936
J Sainsbury plc	2,782,531	9,034,771
J.D. Sports Fashion plc	3,940,223	8,638,884
Johnson Matthey plc	289,899	7,658,079
Kingfisher plc	3,236,920	11,254,722
Land Securities Group plc	1,167,749	9,723,666
Legal & General Group plc	9,599,808	29,740,701
Lloyds Banking Group plc	109,886,338	70,002,398
London Stock Exchange Group plc	597,431	53,754,129
M&G plc	3,605,799	9,354,963
Melrose Industries plc	6,573,776	11,925,869
Mondi plc	782,157	13,223,708
National Grid plc	5,935,608	75,308,651
NatWest Group plc	8,235,207	29,142,158
Next plc	202,419	16,766,898
NMC Health plc *(b)	136,583	0
Ocado Group plc *	987,951	6,563,990
Pearson plc	1,186,093	13,187,698
Pennon Group plc	425,190	4,246,737
Persimmon plc	519,860	9,141,573
Phoenix Group Holdings plc	1,185,418	9,090,085
Prudential plc	4,486,284	68,950,567
Reckitt Benckiser Group plc	1,164,888	81,259,810
RELX plc	3,129,234	94,823,780
Renishaw plc	57,772	2,793,469
Rentokil Initial plc	4,054,232	25,149,890
Rightmove plc	1,326,097	9,003,299
Rio Tinto plc	1,774,091	122,682,457
Rolls-Royce Holdings plc *	13,533,484	23,747,410
RS Group plc	770,125	9,113,734
Schroders plc	1,319,667	7,946,731
Segro plc	1,969,142	19,629,366
Severn Trent plc	409,287	13,631,289
Shell plc	11,585,296	354,360,097
Smith & Nephew plc	1,407,762	20,213,071
Smiths Group plc	578,509	12,351,052
Smurfit Kappa Group plc	425,928	15,949,038
Spirax-Sarco Engineering plc	120,171	16,999,916
SSE plc	1,764,355	37,284,146
St. James's Place plc	866,121	13,437,410
SECURITY	NUMBER OF SHARES	VALUE ($)
Standard Chartered plc	3,874,650	36,785,587
Tate & Lyle plc	642,272	6,239,191
Taylor Wimpey plc	5,565,391	8,300,892
Tesco plc	11,971,974	36,959,350
The British Land Co., plc	1,483,293	8,021,605
The Sage Group plc	1,640,627	14,868,873
The Unite Group plc	496,972	5,914,306
The Weir Group plc	427,158	9,820,461
TUI AG *(a)	202,300	3,990,145
Unilever plc	4,146,010	207,600,909
United Utilities Group plc	1,100,983	13,568,966
Vodafone Group plc	40,604,285	49,049,405
Whitbread plc	322,838	12,073,159
Wise plc, Class A *	1,153,183	8,178,355
WPP plc	1,729,463	21,440,238
		4,096,638,191
Total Common Stocks (Cost $26,578,713,281)		29,755,681,777

PREFERRED STOCKS 0.6% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	98,796	9,403,395
FUCHS PETROLUB SE	118,280	4,761,551
Henkel AG & Co. KGaA	280,945	20,504,390
Sartorius AG	39,338	16,795,654
Sixt SE	21,994	1,789,000
Volkswagen AG	326,093	44,666,342
		97,920,332

Italy 0.0%
Telecom Italia S.p.A. - RSP *	9,322,244	3,005,418

Republic of Korea 0.2%
Hyundai Motor Co., Ltd.	36,417	2,537,425
Hyundai Motor Co., Ltd. 2nd	61,002	4,338,022
LG Chem Ltd.	13,975	3,104,969
Samsung Electronics Co., Ltd.	1,353,011	54,601,011
		64,581,427

Spain 0.0%
Grifols S.A., B Shares *	404,941	3,441,963
Total Preferred Stocks (Cost $166,789,976)		168,949,140

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
Star Entertainment Group Ltd.
expires 03/13/23, strike AUD 1.20 *(b)	883,990	163,932

Hong Kong 0.0%
Link REIT
expires 03/21/23, strike HKD 44.20 *(b)	683,990	644,822

See financial notes
Schwab International Equity ETFs | Semiannual Report33

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 0.0%
Beijer Ref AB
expires 03/16/23, strike SEK 110.00 *(b)	402,882	679,930
Total Rights (Cost $0)		1,488,684

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)	39,751,652	39,751,652
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)(d)	113,905,770	113,905,770
		153,657,422
Total Short-Term Investments (Cost $153,657,422)		153,657,422
Total Investments in Securities (Cost $26,899,160,679)		30,079,777,023

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	1,311	134,154,630	354,742

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $108,852,941.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
AUD —	Australian Dollar
HKD —	Hong Kong Dollar
SEK —	Swedish Krona

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$20,762,412,673	$—	$—	$20,762,412,673
Canada	2,567,386,325	—	959,630	2,568,345,955
Hong Kong	766,980,046	—	0*	766,980,046
Republic of Korea	1,199,283,523	—	5,753,611	1,205,037,134
Singapore	349,632,676	—	6,635,102	356,267,778
United Kingdom	4,096,638,191	—	0*	4,096,638,191
Preferred Stocks[1]	168,949,140	—	—	168,949,140
Rights[1]
Australia	—	—	163,932	163,932
Hong Kong	—	—	644,822	644,822
Sweden	—	—	679,930	679,930
Short-Term Investments[1]	153,657,422	—	—	153,657,422
Futures Contracts[2]	354,742	—	—	354,742
Total	$30,065,294,738	$—	$14,837,027	$30,080,131,765

*	Level 3 amount shown includes securities determined to have no value at February 28, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
34Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $26,899,160,679) including securities on loan of $108,852,941		$30,079,777,023
Foreign currency, at value (cost $11,170,977)		11,039,207
Deposit with broker for futures contracts		5,475,475
Receivables:
Dividends		62,313,493
Foreign tax reclaims		26,324,171
Investments sold		1,157,020
Income from securities on loan	+	124,605
Total assets		30,186,210,994

Liabilities
Collateral held for securities on loan		113,905,770
Payables:
Management fees		1,413,658
Variation margin on futures contracts	+	1,032,487
Total liabilities		116,351,915
Net assets		$30,069,859,079

Net Assets by Source
Capital received from investors		$28,900,547,245
Total distributable earnings	+	1,169,311,834
Net assets		$30,069,859,079

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$30,069,859,079		884,300,000		$34.00

See financial notes
Schwab International Equity ETFs | Semiannual Report35

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $26,536,619)		$292,549,122
Securities on loan, net	+	1,187,529
Total investment income		293,736,651

Expenses
Management fees		8,257,664
Proxy fees[1]		441,999
Professional fees	+	79,333[2]
Total expenses		8,778,996
Expense reduction	–	79,333[2]
Net expenses	–	8,699,663
Net investment income		285,036,988

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(354,699,477)
Net realized gains on futures contracts		7,769,963
Net realized losses on foreign currency transactions	+	(748,587)
Net realized losses		(347,678,101)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		3,019,443,944
Net change in unrealized appreciation (depreciation) on futures contracts		5,914,280
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1,616,684
Net change in unrealized appreciation (depreciation)	+	3,026,974,908
Net realized and unrealized gains		2,679,296,807
Increase in net assets resulting from operations		$2,964,333,795

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
[2]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
36Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$285,036,988	$889,791,567
Net realized losses		(347,678,101)	(456,847,527)
Net change in unrealized appreciation (depreciation)	+	3,026,974,908	(6,288,864,961)
Increase (decrease) in net assets resulting from operations		$2,964,333,795	($5,855,920,921)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($545,900,740)	($883,078,400)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		50,200,000	$1,531,429,058	126,500,000	$4,520,915,430
Net transactions in fund shares		50,200,000	$1,531,429,058	126,500,000	$4,520,915,430

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		834,100,000	$26,119,996,966	707,600,000	$28,338,080,857
Total increase (decrease)	+	50,200,000	3,949,862,113	126,500,000	(2,218,083,891)
End of period		884,300,000	$30,069,859,079	834,100,000	$26,119,996,966
See financial notes
Schwab International Equity ETFs | Semiannual Report37

Schwab International Small-Cap Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$31.67	$43.21	$33.20	$31.15	$35.86	$34.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.93	0.72	0.64	0.82	0.84
Net realized and unrealized gains (losses)	1.97	(11.45)	10.11	2.36	(4.63)	1.22
Total from investment operations	2.33	(10.52)	10.83	3.00	(3.81)	2.06
Less distributions:
Distributions from net investment income	(0.56)	(1.02)	(0.82)	(0.95)	(0.90)	(1.00)
Net asset value at end of period	$33.44	$31.67	$43.21	$33.20	$31.15	$35.86
Total return	7.47%[2]	(24.85%)	33.01%	9.63%	(10.57%)	5.93%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%[3]	0.11%[4]	0.11%	0.11%[5]	0.12%	0.12%
Net investment income (loss)	2.29%[3]	2.49%	1.87%	2.07%	2.54%	2.31%
Portfolio turnover rate[6]	8%[2]	18%	22%	17%	20%	16%
Net assets, end of period (x 1,000,000)	$3,648	$3,383	$3,832	$2,596	$2,187	$2,281

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
38Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 6.6%
29Metals Ltd.	478,586	516,375
Abacus Property Group	930,446	1,781,948
Accent Group Ltd.	632,858	947,425
Alkane Resources Ltd. *	807,075	367,370
APM Human Services International Ltd. (a)	538,333	838,588
Appen Ltd.	207,008	323,862
ARB Corp., Ltd.	147,824	3,186,934
Ardent Leisure Group Ltd.	801,652	375,713
Arena REIT	606,035	1,577,504
AUB Group Ltd.	164,851	3,077,111
Audinate Group Ltd. *(a)	125,600	703,844
Aussie Broadband Ltd. *	340,852	717,143
Austal Ltd.	603,389	736,481
Australian Agricultural Co., Ltd. *	606,196	682,677
Australian Clinical Labs Ltd.	249,347	607,011
Australian Ethical Investment Ltd.	216,533	503,766
Australian Finance Group Ltd.	387,036	411,072
AVZ Minerals Ltd. *(b)	641,362	64,875
Baby Bunting Group Ltd.	234,133	314,196
Bapcor Ltd.	631,970	2,851,071
Bega Cheese Ltd.	553,897	1,303,587
Bellevue Gold Ltd. *	1,913,539	1,374,271
Blackmores Ltd.	27,863	1,491,128
BrainChip Holdings Ltd. *(a)	1,579,477	575,165
Breville Group Ltd.	267,630	3,815,270
Brickworks Ltd.	115,948	1,931,282
BWP Trust	912,401	2,387,278
Calix Ltd. *	269,806	1,049,815
Capricorn Metals Ltd. *	568,525	1,453,029
Carnarvon Energy Ltd. *	3,272,654	297,934
Cedar Woods Properties Ltd.	123,779	356,419
Centuria Capital Group	1,333,295	1,559,952
Centuria Industrial REIT (a)	969,561	2,164,156
Centuria Office REIT	859,449	927,311
Chalice Mining Ltd. *	629,284	2,698,916
Champion Iron Ltd.	866,622	4,307,078
Charter Hall Long Wale REIT	1,242,214	3,853,361
Charter Hall Retail REIT	908,331	2,444,008
Charter Hall Social Infrastructure REIT	631,342	1,358,129
Clinuvel Pharmaceuticals Ltd.	73,470	945,805
Codan Ltd.	223,999	845,901
Collins Foods Ltd.	199,003	1,115,183
Cooper Energy Ltd. *	4,881,255	543,126
Core Lithium Ltd. *(a)	3,380,447	2,120,033
Coronado Global Resources, Inc.	1,407,399	1,798,506
Corporate Travel Management Ltd.	212,196	2,558,528
Costa Group Holdings Ltd.	818,955	1,441,405
Credit Corp. Group Ltd.	107,630	1,474,832
Cromwell Property Group	2,595,201	1,163,799
Data#3 Ltd.	273,628	1,367,301
De Grey Mining Ltd. *	2,508,624	2,359,909
Dexus Industria REIT	380,360	748,968
SECURITY	NUMBER OF SHARES	VALUE ($)
Dicker Data Ltd.	121,129	668,170
Eagers Automotive Ltd.	365,811	3,377,114
Eclipx Group Ltd. *	518,006	761,512
Elders Ltd.	289,620	1,820,245
Emeco Holdings Ltd.	1,030,696	507,387
Estia Health Ltd.	432,790	607,052
Event Hospitality & Entertainment Ltd.	191,794	1,693,013
Fineos Corp., Ltd. *	277,626	247,127
Firefinch Ltd. *(b)	2,051,119	138,317
G.U.D. Holdings Ltd.	266,460	1,847,186
G8 Education Ltd.	1,602,439	1,318,338
GDI Property Group Partnership	774,143	407,194
Gold Road Resources Ltd.	2,028,986	2,011,323
Goulamina Holdings Pty Ltd. *	1,772,015	627,353
GQG Partners, Inc.	1,172,474	1,174,127
GrainCorp Ltd., Class A	421,664	2,237,828
Growthpoint Properties Australia Ltd.	513,308	1,111,139
GWA Group Ltd.	458,269	542,354
Hansen Technologies Ltd.	298,226	935,156
Healius Ltd.	1,021,949	1,895,167
Helia Group Ltd.	717,520	1,669,316
Home Consortium Ltd.	285,932	840,688
HomeCo Daily Needs REIT	3,270,739	2,900,395
Hotel Property Investments	353,219	862,260
HUB24 Ltd.	105,755	2,073,867
Imdex Ltd.	817,073	1,294,834
Imugene Ltd. *	11,547,834	1,012,347
Incannex Healthcare Ltd. *	2,632,592	257,417
Infomedia Ltd.	709,218	669,566
Ingenia Communities Group	750,524	2,004,219
Inghams Group Ltd.	352,499	770,173
Integral Diagnostics Ltd.	315,822	585,680
InvoCare Ltd.	268,880	1,722,533
ioneer Ltd. *	3,897,192	998,667
IPH Ltd.	316,960	1,731,311
IRESS Ltd.	344,853	2,165,056
Jervois Global Ltd. *	3,161,754	383,783
Johns Lyng Group Ltd.	331,529	1,395,056
Judo Capital Holdings Ltd. *	959,187	924,964
Jumbo Interactive Ltd.	102,737	940,832
Karoon Energy Ltd. *	957,150	1,510,363
Kelsian Group Ltd.	237,573	1,050,961
Kogan.com Ltd. *(a)	137,823	355,035
Lake Resources NL *(a)	2,547,498	1,073,691
Life360, Inc. *	301,006	1,035,216
Lifestyle Communities Ltd.	178,366	2,044,780
Link Administration Holdings Ltd.	922,158	1,424,054
Liontown Resources Ltd. *(a)	3,306,798	3,032,718
Lovisa Holdings Ltd.	101,058	1,642,378
Macmahon Holdings Ltd.	3,524,076	356,469
Macquarie Telecom Group Ltd. *	17,567	709,476
Mayne Pharma Group Ltd. *	164,974	369,351
McMillan Shakespeare Ltd.	123,980	1,198,073
Megaport Ltd. *	285,972	1,091,504
Mesoblast Ltd. *(a)	1,247,155	819,994
Mincor Resources NL *	895,801	764,166
Monadelphous Group Ltd.	168,428	1,362,954
See financial notes
Schwab International Equity ETFs | Semiannual Report39

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mount Gibson Iron Ltd. *	1,366,661	520,709
Myer Holdings Ltd.	1,554,048	974,615
MyState Ltd.	203,094	538,239
Nanosonics Ltd. *	431,785	1,321,931
National Storage REIT	2,175,482	3,696,933
Neometals Ltd. *	885,747	531,600
Netwealth Group Ltd.	154,622	1,405,551
New Hope Corp., Ltd.	453,588	1,660,913
nib Holdings Ltd.	910,554	4,666,645
Nick Scali Ltd.	84,387	559,390
Nickel Industries Ltd.	2,691,662	1,778,820
Nine Entertainment Co. Holdings Ltd.	2,710,175	3,554,696
Novonix Ltd. *(a)	440,177	463,060
NRW Holdings Ltd.	810,933	1,383,538
OFX Group Ltd. *	413,975	537,391
Omni Bridgeway Ltd. *	471,537	963,483
oOh!media Ltd.	934,486	1,001,972
Opthea Ltd. *	887,496	499,733
Paladin Energy Ltd. *	5,591,789	2,620,723
Paradigm Biopharmaceuticals Ltd. *	501,951	456,963
Perenti Ltd. *	1,284,542	918,205
Perseus Mining Ltd.	2,557,487	3,388,921
PEXA Group Ltd. *	228,110	1,824,377
Pinnacle Investment Management Group Ltd. (a)	185,821	1,156,597
PointsBet Holdings Ltd. *	423,001	372,252
PolyNovo Ltd. *	1,087,637	1,804,283
PPK Mining Equipment Group *(b)	78,953	1,496
Praemium Ltd.	864,551	478,068
Premier Investments Ltd.	157,221	2,898,642
Ramelius Resources Ltd.	1,610,956	972,282
Regis Healthcare Ltd.	252,547	267,379
Regis Resources Ltd.	1,342,519	1,575,271
Reliance Worldwide Corp., Ltd.	1,509,390	3,664,287
Resolute Mining Ltd. *	4,161,445	687,536
Rural Funds Group	695,127	1,017,207
Sandfire Resources Ltd.	856,490	3,396,136
Sayona Mining Ltd. *	12,554,416	1,989,527
Select Harvests Ltd.	230,938	650,964
Service Stream Ltd.	1,066,518	503,445
Seven West Media Ltd. *	1,758,332	492,079
Sigma Healthcare Ltd.	1,760,555	807,317
Silver Lake Resources Ltd. *	1,604,549	1,087,438
SiteMinder Ltd. *	383,354	1,059,911
SmartGroup Corp., Ltd.	160,111	689,934
Solvar Ltd.	362,061	488,312
Southern Cross Media Group Ltd.	523,313	374,070
St. Barbara Ltd. *	1,783,716	655,553
Steadfast Group Ltd.	1,941,131	7,631,482
Super Retail Group Ltd.	314,593	2,753,653
Superloop Ltd. *	771,085	340,588
Syrah Resources Ltd. *	1,232,251	1,566,376
Technology One Ltd.	531,401	5,339,421
Telix Pharmaceuticals Ltd. *	307,420	1,447,015
Temple & Webster Group Ltd. *	200,909	467,416
Tyro Payments Ltd. *	634,449	705,937
United Malt Grp Ltd.	490,354	1,180,493
Ventia Services Group Pty Ltd.	454,338	729,191
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	1,595,300	3,238,131
Vulcan Energy Resources Ltd. *(a)	199,164	859,560
Waypoint REIT Ltd.	1,327,271	2,443,474
Webjet Ltd. *	705,049	3,271,096
West African Resources Ltd. *	1,984,352	1,237,787
Westgold Resources Ltd. *	724,926	464,411
Zip Co., Ltd. *(a)	1,106,623	376,857
		239,798,882

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 1.1%
Agrana Beteiligungs AG	22,240	400,954
AT&S Austria Technologie & Systemtechnik AG	46,837	1,554,692
BAWAG Group AG *	163,288	10,208,195
CA Immobilien Anlagen AG	78,203	2,239,227
DO & Co. AG *	12,319	1,403,106
EVN AG	69,638	1,532,411
Flughafen Wien AG *	10,288	373,682
IMMOFINANZ AG *	58,839	768,129
Lenzing AG	25,496	1,941,366
Mayr Melnhof Karton AG	16,493	2,781,043
Oesterreichische Post AG (a)	61,657	2,183,935
Palfinger AG	25,920	865,877
Porr AG	28,051	416,473
Schoeller-Bleckmann Oilfield Equipment AG	20,863	1,515,578
Strabag SE	27,916	1,108,705
UNIQA Insurance Group AG	209,606	1,791,635
Vienna Insurance Group AG Wiener Versicherung Gruppe	71,158	1,995,999
Wienerberger AG	211,380	6,608,490
		39,689,497

Belgium 1.6%
Aedifica S.A.	75,879	6,445,624
AGFA-Gevaert N.V. *	249,253	740,132
Barco N.V.	129,232	3,694,884
Bekaert S.A.	65,013	2,883,335
bpost S.A.	188,114	1,007,450
Cofinimmo S.A.	61,854	5,736,388
Deme Group NV *	12,998	1,640,893
Econocom Group S.A. N.V.	204,732	665,468
Euronav N.V.	232,307	4,262,057
Fagron	111,044	1,800,584
Gimv N.V.	36,735	1,684,911
KBC Ancora	66,961	3,479,597
Kinepolis Group N.V. *	24,754	1,092,068
Lotus Bakeries NV	763	4,976,346
Melexis N.V.	38,622	4,194,166
Montea N.V.	25,177	2,079,947
Ontex Group N.V. *	150,649	1,197,426
Orange Belgium S.A. *	29,312	497,366
Retail Estates N.V.	21,216	1,563,721
Shurgard Self Storage S.A.	48,056	2,359,606
Telenet Group Holding N.V.	84,758	1,315,930
Tessenderlo Group S.A. *	48,292	1,626,035
Van de Velde N.V.	10,483	355,751
VGP N.V.	18,662	1,684,219
Xior Student Housing N.V.	53,736	1,803,640
		58,787,544

Canada 21.1%
Aecon Group, Inc.	106,569	793,720
Air Canada *	330,714	4,887,411
Alamos Gold, Inc., Class A	739,402	7,554,506
Algonquin Power & Utilities Corp.	1,278,737	9,786,947
Allied Properties Real Estate Investment Trust	237,830	4,999,592
AltaGas Ltd.	529,524	9,109,003
ARC Resources Ltd.	1,130,241	12,336,392
Aritzia, Inc. *	165,364	5,045,518
Artis Real Estate Investment Trust	150,629	1,005,705
Atco Ltd., Class I	143,222	4,450,933
ATS Corp. *	139,907	5,657,116
See financial notes
40Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
B2Gold Corp.	1,992,368	6,819,520
Ballard Power Systems, Inc. *	475,870	2,726,348
Bausch Health Cos., Inc. *	601,344	5,613,928
Baytex Energy Corp. *	1,042,441	4,027,500
BlackBerry Ltd. *	991,746	3,860,776
Boardwalk Real Estate Investment Trust	70,676	3,064,383
Bombardier, Inc., Class B *	158,406	7,922,336
Boralex, Inc., Class A	154,410	4,122,666
Boyd Group Services, Inc.	40,122	6,361,994
Brookfield Infrastructure Corp., Class A	184,035	7,964,554
Brookfield Renewable Corp., Class A	240,536	6,713,701
BRP, Inc.	67,011	5,819,318
CAE, Inc. *	557,168	12,592,500
Cameco Corp.	820,980	22,492,603
Canada Goose Holdings, Inc. *	91,374	1,721,505
Canadian Apartment Properties REIT	322,325	11,700,247
Canadian Western Bank	172,752	3,524,955
Canfor Corp. *	113,614	1,942,733
Canopy Growth Corp. *(a)	562,029	1,308,628
Capital Power Corp.	219,409	6,844,394
Cargojet, Inc.	17,180	1,527,896
Cascades, Inc.	181,166	1,427,824
CCL Industries, Inc., Class B	278,325	13,416,923
Celestica, Inc. *	192,333	2,490,603
Centerra Gold, Inc.	409,752	2,594,339
Chartwell Retirement Residences	440,599	2,980,585
Choice Properties Real Estate Investment Trust	488,101	5,306,030
CI Financial Corp.	327,029	3,595,890
Cogeco Communications, Inc.	18,915	973,224
Colliers International Group, Inc.	58,833	6,839,398
Crescent Point Energy Corp.	953,314	6,533,049
Cronos Group, Inc. *	371,020	806,654
Definity Financial Corp.	137,899	3,638,277
Dream Industrial Real Estate Investment Trust	464,255	5,029,756
Dream Office Real Estate Investment Trust	73,590	881,058
Dye & Durham Ltd.	77,176	1,081,581
ECN Capital Corp.	437,797	935,759
Eldorado Gold Corp. *	357,746	3,350,297
Element Fleet Management Corp.	747,147	10,695,872
Emera, Inc.	509,788	20,238,746
Enerplus Corp.	439,570	6,990,114
Enghouse Systems Ltd.	82,918	2,618,880
Equinox Gold Corp. *	472,900	1,719,384
Finning International, Inc.	291,529	7,411,083
First Capital Real Estate Investment Trust	399,027	5,228,721
First Majestic Silver Corp.	428,959	2,624,576
First National Financial Corp.	31,760	916,560
First Quantum Minerals Ltd.	1,056,147	23,125,155
FirstService Corp.	71,538	9,829,151
GFL Environmental, Inc.	288,603	8,793,017
Gibson Energy, Inc.	282,534	4,758,533
Gildan Activewear, Inc.	336,302	10,710,680
Granite Real Estate Investment Trust	114,579	6,922,963
H&R Real Estate Investment Trust	498,259	4,797,955
Home Capital Group, Inc.	76,415	2,353,433
Hudbay Minerals, Inc.	412,815	2,052,780
iA Financial Corp., Inc.	201,104	13,530,520
IAMGOLD Corp. *	906,751	2,057,997
Innergex Renewable Energy, Inc.	300,496	3,209,234
Ivanhoe Mines Ltd., Class A *	1,063,916	8,908,621
Keyera Corp.	415,490	9,189,029
Kinaxis, Inc. *	52,758	6,144,799
Kinross Gold Corp.	2,461,200	9,111,203
Laurentian Bank of Canada	81,152	2,055,847
SECURITY	NUMBER OF SHARES	VALUE ($)
Lightspeed Commerce, Inc. *	253,555	3,884,944
Linamar Corp.	81,983	4,471,143
Lithium Americas Corp. *(a)	176,461	4,176,116
Lundin Mining Corp.	1,286,195	8,020,710
Maple Leaf Foods, Inc.	143,864	2,924,937
MEG Energy Corp. *	570,154	9,028,991
Methanex Corp.	106,704	5,394,569
Mullen Group Ltd.	163,774	1,712,984
NFI Group, Inc. (a)	131,295	880,475
Northland Power, Inc.	461,051	11,226,149
NorthWest Healthcare Properties Real Estate Investment Trust	392,700	2,751,741
Novagold Resources, Inc. *	448,633	2,530,759
Nuvei Corp. *	124,040	3,806,523
OceanaGold Corp. *	1,323,648	2,702,811
Onex Corp.	137,256	7,355,538
Open Text Corp.	506,101	17,460,475
Osisko Gold Royalties Ltd.	348,366	4,575,110
Pan American Silver Corp.	391,204	5,844,570
Paramount Resources Ltd., Class A	141,251	3,091,762
Parex Resources, Inc.	206,824	3,378,579
Parkland Corp.	294,056	6,445,063
PrairieSky Royalty Ltd.	401,482	6,319,556
Premium Brands Holdings Corp.	70,209	5,165,695
Primaris Real Estate Investment Trust	185,102	2,072,022
Primo Water Corp.	296,289	4,604,999
Quebecor, Inc., Class B	103,612	2,456,642
RioCan Real Estate Investment Trust	572,469	9,086,676
Ritchie Bros. Auctioneers, Inc.	210,223	12,890,239
Russel Metals, Inc.	116,294	3,038,362
SmartCentres Real Estate Investment Trust	244,096	4,962,780
SNC-Lavalin Group, Inc.	331,040	6,866,627
SSR Mining, Inc.	394,274	5,406,806
Stantec, Inc.	210,439	12,251,199
Stelco Holdings, Inc.	82,728	3,390,666
Stella-Jones, Inc.	114,005	4,134,979
Superior Plus Corp.	317,938	2,596,842
TFI International, Inc.	156,456	19,135,105
The Descartes Systems Group, Inc. *	160,240	11,845,131
The North West Co., Inc.	87,618	2,276,929
TMX Group Ltd.	104,240	10,418,258
Torex Gold Resources, Inc. *	163,935	2,022,923
Toromont Industries Ltd.	152,983	12,645,861
TransAlta Corp.	454,374	3,691,194
TransAlta Renewables, Inc.	200,522	1,686,420
Transcontinental, Inc., Class A	134,834	1,544,978
Tricon Residential, Inc.	458,461	3,717,661
Vermilion Energy, Inc.	301,189	4,044,023
West Fraser Timber Co., Ltd.	148,845	11,206,150
Westshore Terminals Investment Corp.	74,128	1,364,463
Whitecap Resources, Inc.	557,861	4,286,038
Winpak Ltd.	58,189	1,733,980
WSP Global, Inc.	234,725	29,552,471
Yamana Gold, Inc.	1,822,824	9,345,412
		769,600,464

Denmark 2.2%
ALK-Abello A/S *	254,174	3,799,210
Alm Brand A/S	1,616,623	3,019,938
Ambu A/S, Class B *	328,046	4,830,942
Bavarian Nordic A/S *	132,952	4,110,941
Chemometec A/S *	29,280	1,907,497
D/S Norden A/S	45,023	3,184,585
Dfds A/S	56,829	2,325,632
FLSmidth & Co. A/S	107,411	4,244,097
ISS A/S *	349,043	7,631,896
See financial notes
Schwab International Equity ETFs | Semiannual Report41

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jyske Bank A/S *	97,323	8,181,899
Netcompany Group A/S *	62,320	2,177,382
Nilfisk Holding A/S *	50,730	942,604
NKT A/S *	81,320	3,786,745
NTG Nordic Transport Group A/S *	28,100	1,331,327
Ringkjoebing Landbobank A/S	53,061	8,407,500
Scandinavian Tobacco Group A/S, Class A	106,843	1,861,912
Schouw & Co. A/S	23,573	1,881,003
Spar Nord Bank A/S	151,029	2,797,630
Sydbank A/S	107,817	5,509,145
Topdanmark A/S	80,776	4,332,301
TORM plc, Class A	54,170	1,926,593
Zealand Pharma A/S *	96,230	3,076,947
		81,267,726

Finland 1.1%
Cargotec Oyj, B Shares	91,915	4,696,389
Citycon Oyj *	139,662	1,030,857
Finnair Oyj *	1,104,488	663,547
F-Secure Oyj *	200,582	707,285
Kemira Oyj	168,938	3,248,150
Konecranes Oyj	138,217	4,724,247
Metsa Board Oyj, B Shares	330,159	2,899,108
Nokian Renkaat Oyj	258,104	2,351,797
Oriola Oyj, B Shares	242,771	395,972
Outokumpu Oyj	632,940	3,812,604
QT Group Oyj *(a)	37,382	2,783,776
Raisio Oyj, V Shares	238,276	655,735
Revenio Group Oyj	42,982	1,590,827
Sanoma Oyj	140,075	1,308,722
Terveystalo Oyj	144,759	1,112,998
TietoEVRY Oyj	165,465	5,274,800
Tokmanni Group Corp.	93,607	1,336,178
Uponor Oyj	100,551	1,878,898
YIT Oyj	302,404	863,323
		41,335,213

France 3.9%
Air France-KLM *	2,152,181	4,040,970
Altarea S.C.A.	7,241	978,315
Alten S.A.	55,044	8,639,380
Antin Infrastructure Partners S.A.	49,596	1,088,749
Atos SE *(a)	183,676	2,617,957
Believe S.A. *	28,170	347,438
Beneteau S.A.	68,928	1,233,897
Bonduelle S.C.A.	24,621	341,526
Carmila S.A. *	107,423	1,610,859
Casino Guichard Perrachon S.A. *(a)	72,113	734,933
CGG S.A. *	1,336,215	1,165,104
Cie Plastic Omnium S.A.	102,683	1,859,933
Coface S.A.	195,948	2,900,929
Derichebourg S.A.	180,451	1,168,304
Elior Group S.A. *	213,362	817,289
Elis S.A.	429,081	7,735,690
Equasens	7,082	591,825
Eramet S.A.	18,002	1,943,477
Etablissements Maurel et Prom S.A.	99,106	371,010
Euroapi S.A. *	88,253	1,450,681
Eutelsat Communications S.A. (a)	346,913	2,433,668
Fnac Darty S.A.	33,014	1,263,210
Gaztransport Et Technigaz S.A.	58,870	6,177,613
GL Events *	24,406	528,005
ID Logistics Group *	4,386	1,414,012
Imerys S.A.	73,217	3,265,819
Interparfums S.A.	32,670	2,182,733
SECURITY	NUMBER OF SHARES	VALUE ($)
IPSOS	73,990	4,558,900
Jacquet Metals SACA	24,078	494,352
Korian S.A.	121,281	994,865
Lagardere S.A.	29,095	661,537
LISI	30,796	819,745
Maisons du Monde S.A.	83,413	998,708
Manitou BF S.A.	22,037	625,154
Mercialys S.A.	166,461	1,860,647
Mersen S.A.	27,790	1,315,894
Metropole Television S.A.	123,330	1,849,392
Nexans S.A.	56,155	5,437,135
Nexity S.A.	79,661	2,123,841
Orpea S.A. *(a)	92,108	250,746
OVH Groupe SAS *(a)	40,888	619,206
PEUGEOT INVEST	11,155	1,225,576
Quadient S.A.	63,091	1,098,630
Rothschild & Co.	52,746	2,651,421
Rubis S.C.A.	176,817	4,905,380
SES S.A.	731,740	4,946,292
SES-imagotag S.A. *	8,981	1,139,113
SMCP S.A. *	76,832	602,547
Societe BIC S.A.	46,179	2,997,139
Solutions 30 SE *(a)	153,035	371,003
Sopra Steria Group S.A.	26,631	5,284,113
SPIE S.A.	242,293	6,675,609
Technip Energies N.V.	333,521	6,490,380
Television Francaise 1	197,947	1,585,967
Trigano S.A.	15,436	2,078,975
Vallourec S.A. *	292,106	4,189,755
Valneva SE *(a)	188,790	1,097,562
Verallia S.A.	131,274	5,318,057
Vetoquinol S.A.	7,099	604,538
Vicat S.A.	28,764	905,976
Vilmorin & Cie S.A.	11,569	591,976
Virbac S.A.	8,207	2,463,098
Voltalia S.A. *	71,236	1,352,270
X-Fab Silicon Foundries SE *	97,886	925,450
		141,014,275

Germany 4.4%
Aareal Bank AG, Tender Shares *	114,078	3,919,745
About You Holding SE *(a)	60,314	339,644
Adesso SE	6,415	1,031,352
ADLER Group S.A. *(a)	179,324	192,075
AIXTRON SE	200,917	6,196,151
Atoss Software AG (a)	7,185	1,237,439
Aurubis AG	65,879	6,479,253
Auto1 Group SE *	175,855	1,344,624
Basler AG	21,855	662,869
BayWa AG	26,370	1,191,326
Befesa S.A.	75,838	3,977,882
Bertrandt AG	9,989	511,658
Bilfinger SE	54,060	2,157,926
CANCOM SE	63,414	2,231,374
CECONOMY AG *(a)	332,798	878,802
CompuGroup Medical SE & Co. KgaA	46,101	2,200,056
CropEnergies AG	34,611	427,246
Dermapharm Holding SE	32,819	1,339,976
Deutsche Beteiligungs AG *	26,420	871,373
Deutsche Euroshop AG (a)	22,688	518,747
Deutsche Pfandbriefbank AG	246,953	2,452,635
Deutz AG	241,708	1,491,849
DIC Asset AG	101,238	926,542
Duerr AG	94,244	3,568,065
Eckert & Ziegler Strahlen- und Medizintechnik AG	26,977	1,540,601
ElringKlinger AG	50,579	470,414
See financial notes
42Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Encavis AG	212,286	4,175,025
Energiekontor AG	10,985	792,173
flatexDEGIRO AG *	162,175	1,390,340
Freenet AG	224,078	5,608,182
Gerresheimer AG	60,437	5,329,372
GFT Technologies SE	32,429	1,379,078
Grand City Properties S.A.	176,399	1,808,043
GRENKE AG	49,826	1,558,795
Hamburger Hafen und Logistik AG	47,041	624,585
Hensoldt AG	103,080	3,366,945
Hornbach Holding AG & Co. KGaA	15,390	1,282,839
Hugo Boss AG	107,226	7,361,794
Hypoport SE *	7,523	1,143,268
Indus Holding AG	36,577	890,229
Instone Real Estate Group AG	62,979	594,424
Jenoptik AG	97,717	3,407,319
K+S AG	361,937	8,632,435
Kloeckner & Co. SE	140,005	1,521,873
Kontron AG (a)	89,646	1,801,569
Krones AG	27,323	3,338,041
KWS Saat SE & Co. KGaA	19,728	1,322,242
MorphoSys AG *(a)	65,937	1,200,983
Nagarro SE *(a)	14,594	1,501,264
New Work SE	5,238	896,561
Nordex SE *	237,982	3,591,368
Norma Group SE	59,935	1,620,808
PATRIZIA SE	79,919	932,295
Pfeiffer Vacuum Technology AG	12,305	2,035,715
PNE AG	142,985	2,426,171
ProSiebenSat.1 Media SE	313,006	3,134,206
Salzgitter AG	72,460	3,056,849
Secunet Security Networks AG	2,487	607,936
SGL Carbon SE *	95,570	898,992
Shop Apotheke Europe N.V. *	13,814	1,004,973
Siltronic AG	38,618	2,829,950
SMA Solar Technology AG *(a)	16,669	1,306,366
Software AG	92,102	1,831,392
Stabilus SE	46,262	3,139,896
STRATEC SE	13,697	1,118,477
Stroeer SE & Co. KGaA	47,063	2,650,239
Suedzucker AG	145,711	2,481,697
Synlab AG	145,229	1,077,338
TAG Immobilien AG	286,806	2,291,830
Takkt AG	61,892	929,413
Teamviewer AG *	268,062	4,342,375
VERBIO Vereinigte BioEnergie AG	37,652	1,899,069
Vitesco Technologies Group AG, Class A *	33,631	2,345,019
Vossloh AG	16,199	695,751
Wacker Neuson SE	45,121	960,845
Washtec AG	19,495	813,540
Wuestenrot & Wuerttembergische AG	34,122	621,682
		159,731,195

Hong Kong 0.9%
Apollo Future Mobility Group Ltd. *(a)	10,455,002	214,441
Asia Cement China Holdings Corp.	821,113	414,244
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	469,415	723,603
China Animal Healthcare Ltd. *(b)	192,752	0
Chow Sang Sang Holdings International Ltd.	456,423	587,282
CITIC Telecom International Holdings Ltd.	2,646,340	964,206
C-Mer Eye Care Holdings Ltd. *	796,157	467,582
Cowell e Holdings, Inc. *(a)	562,223	1,004,187
Dynam Japan Holdings Co., Ltd.	484,621	338,330
SECURITY	NUMBER OF SHARES	VALUE ($)
EC Healthcare	747,051	709,982
Esprit Holdings Ltd. *	5,116,221	482,324
Far East Consortium International Ltd.	2,302,554	536,808
Fortune Real Estate Investment Trust	2,637,836	2,234,742
Fosun Tourism Group *	416,025	542,722
Frontage Holdings Corp. *	1,109,853	366,204
Giordano International Ltd.	2,159,846	525,550
HKBN Ltd. (b)	1,455,694	1,036,669
Hong Kong Technology Venture Co., Ltd.	1,003,927	741,802
Hua Medicine *	1,606,695	831,032
IGG, Inc. *	1,548,623	566,221
Jacobio Pharmaceuticals Group Co., Ltd. *	710,315	793,613
Jinchuan Group International Resources Co., Ltd.	8,710,288	676,894
K Wah International Holdings Ltd.	2,335,864	806,445
LK Technology Holdings Ltd. (a)	687,778	925,274
Luk Fook Holdings International Ltd.	664,801	2,121,570
MH Development NPV *(b)	459,925	10,723
OCI International Holdings Ltd. *	1,815,720	180,427
Pacific Basin Shipping Ltd.	8,916,661	3,237,465
Powerlong Real Estate Holdings Ltd.	2,655,120	551,353
Prosperity REIT	2,394,673	719,973
Realord Group Holdings Ltd. *(a)	659,346	529,190
Shun Tak Holdings Ltd. *	2,397,445	485,628
Sirnaomics Ltd. *(a)	132,433	1,046,034
SmarTone Telecommunications Holdings Ltd.	649,461	433,553
Stella International Holdings Ltd.	808,500	785,891
Sun Hung Kai & Co., Ltd.	1,044,710	423,234
SUNeVision Holdings Ltd.	1,128,173	664,012
Sunlight Real Estate Investment Trust	2,018,802	918,163
Superb Summit International Group Ltd. *(b)	1,120,000	0
Texhong Textile Group Ltd.	557,159	476,987
The United Laboratories International Holdings Ltd.	903,276	540,849
Theme International Holdings Ltd. *	9,605,305	978,947
Truly International Holdings Ltd.	2,876,200	403,060
Value Partners Group Ltd.	1,768,576	635,376
Vesync Co., Ltd.	726,210	374,693
Vobile Group Ltd. *(a)	2,843,932	1,384,014
VSTECS Holdings Ltd.	1,246,680	719,468
		34,110,767

Ireland 0.0%
Dalata Hotel Group plc *	414,138	1,888,532

Israel 0.7%
AudioCodes Ltd.	46,351	761,309
Camtek Ltd. *	49,975	1,355,057
Cellcom Israel Ltd. *	161,195	648,663
Clal Insurance Enterprises Holdings Ltd. *	119,044	1,709,241
Danel Adir Yeoshua Ltd.	8,901	670,316
Delek Automotive Systems Ltd.	101,487	1,025,149
Delta Galil Industries Ltd.	17,620	716,280
Equital Ltd. *	33,611	795,788
FIBI Holdings Ltd.	32,101	1,179,292
Formula Systems 1985 Ltd.	14,012	958,938
G City Ltd.	139,434	485,137
Gilat Satellite Networks Ltd. *	49,951	295,358
Hilan Ltd.	25,844	1,045,646
IDI Insurance Co., Ltd.	14,890	344,431
Isracard Ltd.	362,384	1,285,655
Israel Canada T.R Ltd.	273,249	553,155
See financial notes
Schwab International Equity ETFs | Semiannual Report43

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Matrix IT Ltd.	59,604	1,090,918
Mega Or Holdings Ltd.	37,237	800,193
Menora Mivtachim Holdings Ltd.	39,816	766,237
Migdal Insurance & Financial Holding Ltd. *	602,609	673,213
Naphtha Israel Petroleum Corp., Ltd.	60,484	224,683
Oil Refineries Ltd.	2,745,632	829,801
One Software Technologies Ltd.	91,951	1,028,250
Partner Communications Co., Ltd. *	189,188	1,056,511
Perion Network Ltd. *	74,680	2,598,365
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,012	775,973
Reit 1 Ltd.	369,579	1,529,711
Sella Capital Real Estate Ltd.	406,647	823,758
Summit Real Estate Holdings Ltd.	76,763	831,512
		26,858,540

Italy 2.8%
ACEA S.p.A.	78,864	1,177,585
Alerion Cleanpower S.p.A.	11,662	383,394
Anima Holding S.p.A.	433,788	1,881,533
Arnoldo Mondadori Editore S.p.A.	237,418	461,264
Autogrill S.p.A. *	358,038	2,550,062
Azimut Holding S.p.A.	200,931	4,788,074
Banca Generali S.p.A.	106,221	3,682,444
Banca IFIS S.p.A.	43,718	720,480
Banca Monte dei Paschi di Siena S.p.A. *(a)	775,817	2,076,221
Banca Popolare di Sondrio S.p.A.	734,913	3,744,120
Banco BPM S.p.A.	2,604,685	11,394,363
BFF Bank S.p.A.	350,642	3,491,728
Biesse S.p.A.	24,060	434,531
BPER Banca	1,983,489	5,652,081
Brembo S.p.A.	275,479	4,358,813
Brunello Cucinelli S.p.A.	63,351	5,354,546
Carel Industries S.p.A.	83,427	2,335,724
Cementir Holding N.V.	82,506	708,731
CIR SpA-Compagnie Industriali *	1,322,382	611,441
Credito Emiliano S.p.A.	168,083	1,450,972
Danieli & C Officine Meccaniche S.p.A. (a)	21,480	583,157
Datalogic S.p.A.	36,618	342,705
doValue S.p.A.	109,917	805,478
El.En. S.p.A.	97,526	1,616,554
Enav S.p.A.	467,818	2,072,794
ERG S.p.A.	108,342	3,132,085
Fincantieri S.p.A. *(a)	900,076	572,241
Gruppo MutuiOnline S.p.A.	32,311	985,485
GVS S.p.A. *	136,928	711,249
Immobiliare Grande Distribuzione SIIQ S.p.A.	127,875	392,595
Intercos S.p.A. *	71,337	1,050,819
Iren S.p.A.	1,236,411	2,151,703
Italmobiliare S.p.A.	22,215	561,883
Iveco Group N.V. *	374,729	3,551,169
Juventus Football Club S.p.A. *(a)	1,009,530	326,963
Maire Tecnimont S.p.A. (a)	303,809	1,230,764
MARR S.p.A.	62,266	764,664
MFE-MediaForEurope N.V., Class A	1,163,779	513,422
MFE-MediaForEurope N.V., Class B	519,833	377,629
Piaggio & C S.p.A.	315,537	1,338,509
RAI Way S.p.A.	171,758	982,696
Salcef Group S.p.A.	28,148	514,034
Salvatore Ferragamo S.p.A.	127,738	2,438,392
Sanlorenzo S.p.A	25,329	1,159,070
Saras S.p.A. *	1,050,871	1,595,891
SECURITY	NUMBER OF SHARES	VALUE ($)
Sesa S.p.A.	13,810	1,788,217
SOL S.p.A.	69,707	1,792,665
Tamburi Investment Partners S.p.A.	191,286	1,555,928
Technogym S.p.A.	250,198	2,231,468
Tinexta S.p.A.	36,750	939,259
Tod's S.p.A. *	16,128	613,341
Unipol Gruppo S.p.A.	835,055	4,429,652
Webuild S.p.A. (a)	622,431	1,134,692
Zignago Vetro S.p.A.	56,902	1,068,099
		102,583,379

Japan 17.5%
Adastria Co., Ltd.	48,903	777,982
ADEKA Corp.	184,272	2,989,694
Aeon Delight Co., Ltd.	33,738	735,863
Aeon Hokkaido Corp. (a)	98,027	613,861
Ai Holdings Corp.	66,004	1,095,100
Aichi Financial Group, Inc.	86,381	1,596,160
Aichi Steel Corp.	21,086	376,163
Aida Engineering Ltd.	102,619	604,195
Aiful Corp.	541,866	1,479,823
Aiphone Co., Ltd.	22,327	327,328
Airtrip Corp. (a)	21,007	378,300
Aisan Industry Co., Ltd.	64,403	438,762
Alconix Corp.	49,336	492,581
Alpen Co., Ltd.	28,062	405,639
Alpha Systems, Inc.	12,370	371,422
Anest Iwata Corp.	62,687	425,691
Anicom Holdings, Inc.	150,848	607,977
AOKI Holdings, Inc.	74,849	451,133
Aoyama Trading Co., Ltd.	81,160	576,161
Arata Corp.	23,320	691,648
Arcland Sakamoto Co., Ltd.	50,732	536,687
Arcland Service Holdings Co., Ltd.	26,475	428,568
Arcs Co., Ltd.	64,635	1,028,732
Argo Graphics, Inc.	26,964	743,309
ARTERIA Networks Corp.	45,477	432,017
Asahi Diamond Industrial Co., Ltd.	100,683	616,449
Asahi Holdings, Inc.	138,414	2,024,158
ASAHI YUKIZAI Corp.	21,485	443,848
Asanuma Corp.	22,660	558,120
ASKA Pharmaceutical Holdings Co., Ltd.	38,923	324,894
Atom Corp. *(a)	215,271	1,286,427
Atrae, Inc. *	32,782	229,834
Autobacs Seven Co., Ltd.	109,203	1,166,467
Avant Group Corp.	39,105	403,352
Avex, Inc.	62,276	736,989
Axial Retailing, Inc.	25,523	650,184
Bando Chemical Industries Ltd.	76,486	589,023
Bank of the Ryukyus Ltd.	73,608	610,631
Base Co., Ltd.	31,074	1,052,795
Belc Co., Ltd.	17,373	684,895
Bell System24 Holdings, Inc.	59,858	634,987
Belluna Co., Ltd.	88,855	452,706
BeNext-Yumeshin Group Co.	105,173	1,437,669
BML, Inc.	35,001	813,260
Broadleaf Co., Ltd.	156,574	504,614
BRONCO BILLY Co., Ltd.	22,100	394,414
Bunka Shutter Co., Ltd.	93,171	763,344
C Uyemura & Co., Ltd.	21,437	975,732
Canon Electronics, Inc.	36,328	471,252
Carta Holdings, Inc.	36,895	404,663
Cawachi Ltd.	22,489	385,342
Central Glass Co., Ltd.	45,592	1,119,592
Change, Inc.	59,274	1,087,876
Chilled & Frozen Logistics Holdings Co., Ltd.	39,368	351,730
See financial notes
44Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chiyoda Corp. *	285,147	870,838
Chiyoda Integre Co., Ltd.	20,474	339,843
Chofu Seisakusho Co., Ltd.	33,248	516,239
Chori Co., Ltd.	21,410	411,649
Chubu Shiryo Co., Ltd.	49,318	379,077
Chudenko Corp.	47,752	756,165
Chugoku Marine Paints Ltd.	83,628	688,228
Citizen Watch Co., Ltd.	471,458	2,855,433
CKD Corp.	109,750	1,695,217
CMK Corp.	86,195	312,596
COLOPL, Inc.	92,825	405,468
Colowide Co., Ltd.	132,786	1,873,617
Comforia Residential REIT, Inc.	1,224	2,817,047
Computer Engineering & Consulting Ltd.	40,264	434,520
Comture Corp.	42,002	686,697
CRE Logistics REIT, Inc.	1,025	1,331,149
Create Restaurants Holdings, Inc. (a)	202,402	1,468,070
Create SD Holdings Co., Ltd.	43,016	1,065,808
CTS Co., Ltd.	46,340	262,632
Curves Holdings Co., Ltd.	114,094	643,279
Cybozu, Inc.	45,388	890,000
Dai-Dan Co., Ltd.	35,640	623,239
Daido Metal Co., Ltd.	74,461	285,894
Daihen Corp.	37,370	1,172,828
Daiho Corp.	14,708	415,169
Daiichi Jitsugyo Co., Ltd.	16,580	645,113
Daiken Corp.	29,209	474,755
Daiki Aluminium Industry Co., Ltd.	50,480	536,615
Daikokutenbussan Co., Ltd.	9,521	357,173
Daikyonishikawa Corp.	108,489	534,421
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	23,049	311,855
Daiseki Co., Ltd.	83,135	2,499,268
Daishi Hokuetsu Financial Group, Inc.	81,645	1,947,996
Daito Pharmaceutical Co., Ltd.	23,304	421,205
Daiwa Industries Ltd.	48,671	482,369
Daiwabo Holdings Co., Ltd.	168,752	2,606,572
DCM Holdings Co., Ltd.	184,825	1,556,321
Denyo Co., Ltd.	30,731	356,684
Dexerials Corp.	87,547	1,716,041
Digital Arts, Inc.	18,187	712,980
Digital Garage, Inc.	62,711	2,069,419
Dip Corp.	36,879	953,009
Direct Marketing MiX, Inc.	39,730	429,048
DKK Co., Ltd.	21,300	351,364
Doshisha Co., Ltd.	44,482	597,926
Doutor Nichires Holdings Co., Ltd.	47,284	648,087
DTS Corp.	70,775	1,644,480
Duskin Co., Ltd.	76,095	1,731,781
DyDo Group Holdings, Inc.	16,674	582,669
Eagle Industry Co., Ltd.	50,051	441,664
Earth Corp.	27,277	960,197
EDION Corp.	152,965	1,480,071
eGuarantee, Inc.	61,429	1,024,606
Eiken Chemical Co., Ltd.	58,124	666,091
Eizo Corp.	35,781	1,000,812
Elan Corp.	59,866	473,777
Elecom Co., Ltd.	78,743	769,423
Elematec Corp.	31,124	416,083
EM Systems Co., Ltd.	67,813	425,154
en-japan, Inc.	57,914	1,007,644
Enplas Corp.	11,496	342,648
eRex Co., Ltd.	65,954	919,962
ES-Con Japan Ltd.	71,263	445,214
ESCON Japan Reit Investment Corp.	612	504,103
ESPEC Corp.	34,577	515,552
euglena Co., Ltd. *	153,351	1,070,637
Exedy Corp.	52,199	691,695
SECURITY	NUMBER OF SHARES	VALUE ($)
FCC Co., Ltd.	61,572	674,867
FIDEA Holdings Co., Ltd.	34,005	379,955
Financial Products Group Co., Ltd.	105,907	913,561
Fixstars Corp.	38,082	389,165
France Bed Holdings Co., Ltd.	58,419	428,445
Fuji Co., Ltd. (a)	59,282	772,931
Fuji Corp.	156,718	2,372,371
Fuji Seal International, Inc.	85,990	1,043,508
Fuji Soft, Inc.	39,280	2,315,592
Fujibo Holdings, Inc.	26,338	603,271
Fujicco Co., Ltd.	39,878	541,895
Fujikura Ltd.	497,556	3,528,533
Fujimi, Inc.	38,810	1,860,509
Fujimori Kogyo Co., Ltd.	28,038	648,385
Fujio Food Group., Inc. *	48,737	478,014
Fujita Kanko, Inc. *	15,335	372,638
Fujitec Co., Ltd.	142,100	3,286,092
Fujiya Co., Ltd.	20,584	365,394
Fukuda Corp.	9,224	299,307
Fukuoka REIT Corp.	1,360	1,643,402
Fukushima Galilei Co., Ltd.	20,997	670,535
Fukuyama Transporting Co., Ltd.	54,771	1,375,156
FULLCAST Holdings Co., Ltd.	37,795	700,324
Funai Soken Holdings, Inc.	56,818	1,179,615
Furukawa Co., Ltd.	57,598	586,911
Furuno Electric Co., Ltd.	45,219	322,341
Fuso Chemical Co., Ltd.	33,868	922,441
Futaba Corp.	70,323	290,141
Futaba Industrial Co., Ltd.	108,249	342,512
Future Corp.	69,701	899,054
G-7 Holdings, Inc.	31,776	334,988
Gakken Holdings Co., Ltd.	53,316	346,007
Genky DrugStores Co., Ltd.	15,495	461,272
Geo Holdings Corp.	49,813	592,058
giftee, Inc. *	37,225	638,658
Giken Ltd.	27,103	557,122
Global One Real Estate Investment Corp.	1,850	1,479,022
GLOBERIDE, Inc.	36,391	685,796
Glory Ltd.	92,380	1,878,593
GMO GlobalSign Holdings KK	9,587	284,693
Goldcrest Co., Ltd.	28,418	350,700
Gree, Inc.	128,993	690,349
gremz, Inc.	28,865	519,809
G-Tekt Corp.	35,130	366,993
Gunze Ltd.	28,576	935,646
H.I.S. Co., Ltd. *	76,167	1,139,583
H2O Retailing Corp.	160,701	1,638,687
Hakuto Co., Ltd.	21,209	794,082
Halows Co., Ltd.	15,748	374,003
Hamakyorex Co., Ltd.	29,124	674,568
Hankyu Hanshin REIT, Inc.	1,260	1,329,237
Hanwa Co., Ltd.	68,954	2,007,140
Happinet Corp.	29,115	392,432
Hazama Ando Corp.	297,491	1,917,535
Health Care & Medical Investment Corp.	654	831,093
Heiwa Real Estate Co., Ltd.	58,811	1,616,909
Heiwa Real Estate REIT, Inc.	1,831	2,111,736
Heiwado Co., Ltd.	55,347	866,276
Hibiya Engineering Ltd.	30,138	454,897
Hiday Hidaka Corp.	47,211	691,797
HI-LEX Corp.	49,929	480,541
Hioki EE Corp.	16,077	941,853
Hirata Corp.	16,744	826,045
Hitachi Zosen Corp.	329,589	2,189,759
Hogy Medical Co., Ltd.	34,006	802,623
Hokkaido Electric Power Co., Inc.	323,480	1,120,894
Hokkoku Financial Holdings, Inc.	42,100	1,290,368
Hokuetsu Corp.	255,332	1,537,072
See financial notes
Schwab International Equity ETFs | Semiannual Report45

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hokuhoku Financial Group, Inc.	242,698	1,872,596
Hokuriku Electric Power Co.	321,276	1,278,358
Hokuto Corp.	37,104	513,188
Hoshino Resorts REIT, Inc.	489	2,710,384
Hosiden Corp.	101,414	1,240,361
Hosokawa Micron Corp.	23,712	479,758
Hulic REIT, Inc.	2,383	2,667,896
Ichibanya Co., Ltd.	31,977	1,096,301
Ichigo Office REIT Investment Corp.	2,369	1,540,898
Ichigo, Inc.	352,907	751,335
Ichikoh Industries Ltd.	108,261	353,677
Ichiyoshi Securities Co., Ltd.	69,849	329,721
Icom, Inc.	17,012	318,846
Idec Corp.	46,928	1,124,839
IDOM, Inc.	99,595	619,293
Iino Kaiun Kaisha Ltd.	151,820	1,208,185
I'll, Inc.	33,234	545,544
Inaba Denki Sangyo Co., Ltd.	97,293	2,011,358
Inabata & Co., Ltd.	74,329	1,465,135
Inageya Co., Ltd.	44,207	444,293
Ines Corp.	34,267	353,953
Infocom Corp.	38,237	673,986
Infomart Corp.	380,367	846,098
Insource Co., Ltd.	75,883	689,668
Intage Holdings, Inc.	55,886	599,826
Inui Global Logistics Co., Ltd.	21,370	335,732
Invincible Investment Corp.	9,348	3,767,611
Iriso Electronics Co., Ltd.	37,154	1,299,701
Ishihara Sangyo Kaisha Ltd.	75,859	595,890
Istyle, Inc. *	101,739	324,902
Itochu Advance Logistics Investment Corp.	1,243	1,244,688
Itochu Enex Co., Ltd.	83,865	684,637
Itochu-Shokuhin Co., Ltd.	10,980	400,621
J Trust Co., Ltd. (a)	178,792	637,910
JAC Recruitment Co., Ltd.	25,260	448,399
Jaccs Co., Ltd.	47,745	1,554,521
JAFCO Group Co., Ltd.	134,124	2,168,198
Japan Display, Inc. *	1,745,188	525,292
Japan Elevator Service Holdings Co., Ltd.	136,110	1,993,462
Japan Excellent, Inc.	2,316	2,067,508
Japan Lifeline Co., Ltd.	121,807	827,159
Japan Material Co., Ltd.	105,605	1,866,103
Japan Petroleum Exploration Co., Ltd.	54,363	1,973,535
Japan Pulp & Paper Co., Ltd.	19,455	771,259
Japan Securities Finance Co., Ltd.	152,960	1,177,954
Japan Transcity Corp.	88,825	380,171
JCU Corp.	43,702	1,025,055
JDC Corp.	76,541	314,109
JINS Holdings, Inc.	28,997	758,905
JM Holdings Co., Ltd.	25,315	341,585
J-Oil Mills, Inc.	32,201	373,509
Joshin Denki Co., Ltd.	35,164	525,853
Joyful Honda Co., Ltd.	105,380	1,343,022
Juroku Financial Group, Inc.	65,243	1,539,891
JVCKenwood Corp.	312,213	921,408
K&O Energy Group, Inc.	25,928	411,338
Kaga Electronics Co., Ltd.	31,281	1,121,812
Kameda Seika Co., Ltd.	25,550	789,674
Kamei Corp.	39,942	446,292
Kanagawa Chuo Kotsu Co., Ltd.	11,696	279,059
Kanamoto Co., Ltd.	50,235	836,051
Kanematsu Corp.	155,456	1,861,386
Kanematsu Electronics Ltd.	22,481	1,021,601
Kanto Denka Kogyo Co., Ltd.	82,459	612,018
Kappa Create Co., Ltd. *	49,491	526,465
Katakura Industries Co., Ltd.	36,498	472,117
SECURITY	NUMBER OF SHARES	VALUE ($)
Kato Sangyo Co., Ltd.	38,715	1,023,191
KeePer Technical Laboratory Co., Ltd.	20,955	600,736
Keihanshin Building Co., Ltd.	61,931	547,406
Keiyo Co., Ltd.	70,659	434,697
Kenedix Residential Next Investment Corp.	1,933	2,919,048
Kenedix Retail REIT Corp.	1,132	2,059,315
Kenko Mayonnaise Co., Ltd.	26,708	259,404
Key Coffee, Inc.	29,479	447,547
KFC Holdings Japan Ltd.	26,708	549,591
KH Neochem Co., Ltd.	69,252	1,300,493
Kintetsu Department Store Co., Ltd. *	16,080	279,775
Kisoji Co., Ltd. (a)	42,116	678,667
Kissei Pharmaceutical Co., Ltd.	58,106	1,045,110
Ki-Star Real Estate Co., Ltd.	13,860	433,968
Kitz Corp.	145,306	944,065
Koa Corp.	54,975	747,045
Kohnan Shoji Co., Ltd.	48,893	1,137,840
Komatsu Matere Co., Ltd.	57,225	298,277
KOMEDA Holdings Co., Ltd.	58,379	1,008,448
Komeri Co., Ltd.	50,490	982,260
Komori Corp.	81,112	581,775
Konishi Co., Ltd.	45,045	614,754
Konoike Transport Co., Ltd.	53,192	584,579
Koshidaka Holdings Co., Ltd.	97,108	666,564
Kumagai Gumi Co., Ltd.	62,687	1,279,834
Kumiai Chemical Industry Co., Ltd.	191,601	1,213,902
Kura Sushi, Inc.	40,698	956,089
Kurabo Industries Ltd.	31,923	610,032
Kureha Corp.	34,242	2,121,664
KYB Corp.	35,841	989,334
Kyoei Steel Ltd.	40,496	484,590
Kyokuto Kaihatsu Kogyo Co., Ltd.	55,815	599,474
Kyokuyo Co., Ltd.	17,062	457,191
KYORIN Holdings, Inc.	67,697	838,913
Kyoritsu Maintenance Co., Ltd.	45,271	1,791,364
Leopalace21 Corp. *	441,577	1,040,607
Life Corp.	37,485	760,900
Link And Motivation, Inc.	93,460	394,520
LITALICO, Inc.	33,858	639,304
M&A Capital Partners Co., Ltd. *	23,449	676,538
Macnica Holdings, Inc.	90,626	2,504,914
Macromill, Inc.	69,429	517,857
Maeda Kosen Co., Ltd.	39,544	956,558
Makino Milling Machine Co., Ltd.	38,336	1,387,487
Management Solutions Co., Ltd.	30,184	739,006
Mandom Corp.	67,155	707,466
Marudai Food Co., Ltd.	37,698	420,389
Maruha Nichiro Corp.	63,616	1,132,072
MARUKA FURUSATO Corp.	28,150	594,970
Marusan Securities Co., Ltd.	103,125	330,085
Maruwa Co., Ltd.	14,969	1,923,118
Maruzen Showa Unyu Co., Ltd.	27,949	640,171
Marvelous, Inc.	69,876	364,731
Matsuda Sangyo Co., Ltd.	20,442	344,564
Matsuya Co., Ltd. *	72,248	588,740
Matsuyafoods Holdings Co., Ltd.	15,090	437,030
Max Co., Ltd.	70,171	1,115,812
Maxell Holdings Ltd.	74,549	794,664
MCJ Co., Ltd.	116,545	821,372
MEC Co., Ltd.	24,430	405,508
MedPeer, Inc. *	29,474	272,204
Megachips Corp.	30,687	645,437
Megmilk Snow Brand Co., Ltd.	76,565	993,774
Meidensha Corp.	74,639	1,075,078
Meiko Electronics Co., Ltd.	35,611	723,383
Meisei Industrial Co., Ltd.	86,657	501,945
Meitec Corp.	147,344	2,639,352
See financial notes
46Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
METAWATER Co., Ltd.	39,478	483,132
Micronics Japan Co., Ltd.	60,417	581,483
Midac Holdings Co., Ltd.	21,285	430,966
Mie Kotsu Group Holdings, Inc.	111,877	418,877
Milbon Co., Ltd.	34,336	1,436,811
Mimasu Semiconductor Industry Co., Ltd.	24,540	466,605
Mirai Corp.	3,069	1,008,242
MIRAIT ONE Corp.	153,343	1,715,631
Miroku Jyoho Service Co., Ltd.	30,904	405,429
Mitani Sekisan Co., Ltd.	18,899	607,698
Mitsubishi Estate Logistics REIT Investment Corp.	923	2,730,749
Mitsubishi Logisnext Co., Ltd.	120,015	710,143
Mitsubishi Pencil Co., Ltd.	82,239	889,919
Mitsubishi Research Institute, Inc.	11,624	442,039
Mitsubishi Shokuhin Co., Ltd.	32,829	782,073
Mitsuboshi Belting Ltd.	37,707	1,098,974
Mitsui DM Sugar Holdings Co., Ltd.	29,699	453,939
Mitsui E&S Holdings Co., Ltd. *	151,909	484,003
Mitsui-Soko Holdings Co., Ltd.	40,066	1,160,374
Mitsuuroko Group Holdings Co., Ltd.	84,351	808,739
Mixi, Inc.	73,100	1,435,543
Mizuho Leasing Co., Ltd.	77,857	2,094,820
Mizuno Corp.	35,375	816,756
Mochida Pharmaceutical Co., Ltd.	45,515	1,136,079
Modec, Inc. *	36,138	400,870
Monex Group, Inc.	338,708	1,243,285
Monogatari Corp.	53,979	995,450
Mori Trust Hotel Reit, Inc. *(b)	558	571,342
Mori Trust Sogo REIT, Inc.	3,790	2,109,034
Morita Holdings Corp.	75,471	674,288
MOS Food Services, Inc.	45,538	1,031,346
m-up Holdings, Inc.	40,651	315,742
Musashi Seimitsu Industry Co., Ltd.	83,481	1,078,024
Nachi-Fujikoshi Corp.	37,522	1,083,941
Nagaileben Co., Ltd.	45,574	656,434
Nagatanien Holdings Co., Ltd.	20,374	312,905
Nagawa Co., Ltd.	18,110	1,013,091
Net Protections Holdings, Inc. *(a)	82,250	341,765
Neturen Co., Ltd.	65,003	324,979
Nextage Co., Ltd.	67,871	1,524,687
Nichias Corp.	108,061	2,131,629
Nichiban Co., Ltd.	22,755	302,364
Nichicon Corp.	115,350	1,142,364
Nichiden Corp.	27,058	375,632
Nichiha Corp.	52,721	1,018,696
Nichireki Co., Ltd.	41,041	446,219
Nihon Nohyaku Co., Ltd.	68,060	356,751
Nihon Parkerizing Co., Ltd.	168,649	1,260,395
Nikkiso Co., Ltd.	112,588	799,270
Nikkon Holdings Co., Ltd.	94,726	1,723,239
Nippn Corp.	95,280	1,132,462
Nippon Carbon Co., Ltd.	20,177	616,945
Nippon Ceramic Co., Ltd.	33,060	643,652
Nippon Chemi-Con Corp. *	38,508	616,569
Nippon Denko Co., Ltd.	207,009	565,337
Nippon Densetsu Kogyo Co., Ltd.	63,993	715,496
Nippon Fine Chemical Co., Ltd.	31,490	590,199
Nippon Gas Co., Ltd.	203,188	2,835,667
Nippon Kanzai Co., Ltd.	38,187	726,090
Nippon Koei Co., Ltd.	26,011	628,244
Nippon Light Metal Holdings Co., Ltd.	109,715	1,195,295
Nippon Paper Industries Co., Ltd.	176,635	1,412,146
Nippon Parking Development Co., Ltd.	281,956	531,973
Nippon Pillar Packing Co., Ltd.	29,720	751,646
NIPPON REIT Investment Corp.	833	2,036,406
Nippon Road Co., Ltd.	6,400	329,832
SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Seiki Co., Ltd.	88,211	575,704
Nippon Sheet Glass Co., Ltd. *	172,111	886,994
Nippon Signal Co., Ltd.	106,507	809,270
Nippon Soda Co., Ltd.	47,060	1,596,133
Nippon Steel Trading Corp.	27,694	1,884,692
Nippon Thompson Co., Ltd.	120,012	520,700
Nippon Yakin Kogyo Co., Ltd.	27,088	867,039
Nishimatsu Construction Co., Ltd.	54,276	1,450,388
Nishimatsuya Chain Co., Ltd.	84,599	973,216
Nishi-Nippon Financial Holdings, Inc.	266,548	2,271,866
Nishio Rent All Co., Ltd.	29,068	679,672
Nissan Shatai Co., Ltd.	112,909	697,107
Nissei ASB Machine Co., Ltd.	14,735	468,396
Nissha Co., Ltd.	75,307	1,002,324
Nisshinbo Holdings, Inc.	247,281	1,833,526
Nissin Corp.	25,640	397,734
Nissin Electric Co., Ltd.	82,285	1,024,523
Nissui Corp.	488,060	1,956,325
Nitta Corp.	33,575	739,210
Nittetsu Mining Co., Ltd.	21,287	573,529
Nitto Boseki Co., Ltd.	49,692	759,161
Nitto Kogyo Corp.	45,915	893,255
Nohmi Bosai Ltd.	40,797	493,883
Nojima Corp.	120,146	1,195,153
Nomura Co., Ltd.	154,052	1,007,674
Noritake Co., Ltd.	24,566	816,973
Noritsu Koki Co., Ltd.	38,797	634,013
Noritz Corp.	61,473	742,830
North Pacific Bank Ltd.	510,788	1,188,708
NS United Kaiun Kaisha Ltd.	18,223	591,313
NSD Co., Ltd.	128,850	2,222,938
NTN Corp.	787,989	1,949,508
NTT UD REIT Investment Corp.	2,520	2,514,172
Obara Group, Inc.	18,659	534,915
Ohsho Food Service Corp.	19,473	870,613
Oiles Corp.	50,279	608,671
Oisix ra daichi, Inc. *(a)	44,828	785,555
Okabe Co., Ltd.	88,805	489,612
Okamoto Industries, Inc.	25,941	742,722
Okamura Corp.	132,453	1,334,108
Okasan Securities Group, Inc.	444,202	1,425,073
Oki Electric Industry Co., Ltd.	154,865	808,347
Okinawa Financial Group, Inc.	37,029	649,431
Okumura Corp.	64,569	1,557,165
Okuwa Co., Ltd.	47,230	303,390
One REIT, Inc.	459	808,722
Onoken Co., Ltd.	34,091	380,666
Onward Holdings Co., Ltd.	189,486	474,358
Open Door, Inc. *(a)	22,973	267,314
Optex Group Co., Ltd.	57,620	867,166
Optim Corp. *	41,760	300,136
Optorun Co., Ltd.	17,968	293,894
Organo Corp.	49,811	1,243,309
Oriental Shiraishi Corp.	172,460	412,744
Osaka Organic Chemical Industry Ltd.	27,799	408,572
Osaka Soda Co., Ltd.	40,301	1,273,691
OSAKA Titanium Technologies Co. Ltd (a)	34,228	685,238
Osaki Electric Co., Ltd.	69,454	272,789
Outsourcing, Inc.	190,621	1,847,225
Oyo Corp.	34,599	526,802
Pacific Industrial Co., Ltd.	87,029	743,051
Pacific Metals Co., Ltd.	26,308	375,649
PAL GROUP Holdings Co., Ltd.	42,119	860,221
Paramount Bed Holdings Co., Ltd.	76,036	1,330,204
Pasona Group, Inc.	34,133	478,862
Pharma Foods International Co., Ltd. (a)	46,184	529,939
PHC Holdings Corp.	60,890	643,700
PIA Corp. *	11,622	267,481
See financial notes
Schwab International Equity ETFs | Semiannual Report47

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pilot Corp.	66,343	2,133,262
Piolax, Inc.	45,357	668,959
Pole To Win Holdings, Inc.	54,579	344,988
Premium Group Co., Ltd.	68,849	808,710
Press Kogyo Co., Ltd.	148,411	522,977
Pressance Corp.	35,012	439,787
Prestige International, Inc.	155,421	723,393
Prima Meat Packers Ltd.	54,250	852,691
Procrea Holdings, Inc.	51,301	864,338
Proto Corp.	39,049	349,740
Qol Holdings Co., Ltd.	39,449	344,924
Raito Kogyo Co., Ltd.	80,479	1,155,650
Raiznext Corp.	81,100	821,032
Raksul, Inc. *	88,887	888,772
Relia, Inc.	77,836	832,559
Remixpoint, Inc. *(a)	230,753	403,180
Restar Holdings Corp.	46,480	791,643
Retail Partners Co., Ltd.	59,954	565,143
Rheon Automatic Machinery Co., Ltd.	37,101	339,374
Ricoh Leasing Co., Ltd.	23,706	700,486
Riken Keiki Co., Ltd.	32,088	1,184,911
Riken Technos Corp.	87,308	374,319
Riken Vitamin Co., Ltd.	29,054	443,014
Ringer Hut Co., Ltd. *(a)	46,627	754,781
Riso Kagaku Corp.	41,726	759,072
Riso Kyoiku Co., Ltd.	172,467	424,156
Rock Field Co., Ltd.	37,419	431,013
Roland Corp.	23,030	662,758
Roland DG Corp.	21,475	500,555
Rorze Corp.	17,828	1,386,033
Round One Corp.	351,081	1,335,095
Royal Holdings Co., Ltd.	75,058	1,434,321
RS Technologies Co., Ltd.	24,840	626,402
Ryobi Ltd.	51,706	575,840
Ryoden Corp.	24,790	349,242
Ryosan Co., Ltd.	43,267	984,676
Ryoyo Electro Corp.	27,772	514,398
S Foods, Inc.	34,142	698,556
Sagami Holdings Corp.	44,126	414,000
Saibu Gas Holdings Co., Ltd.	42,233	567,385
Saizeriya Co., Ltd.	46,419	1,044,483
Sakai Chemical Industry Co., Ltd.	34,660	462,337
Sakai Moving Service Co., Ltd.	16,421	539,471
Sakata INX Corp.	87,494	664,162
Sakata Seed Corp.	59,198	1,766,618
Sala Corp.	98,370	527,904
SAMTY Co., Ltd.	56,874	873,893
Samty Residential Investment Corp.	710	588,474
San ju San Financial Group, Inc.	40,643	520,662
San-A Co., Ltd.	33,159	1,022,412
San-Ai Obbli Co., Ltd.	104,542	1,072,167
Sangetsu Corp.	103,418	1,877,566
Sankei Real Estate, Inc.	826	523,925
Sanken Electric Co., Ltd.	37,524	2,553,665
Sanki Engineering Co., Ltd.	96,087	1,077,862
Sansan, Inc. *	145,446	1,646,498
Sanyo Chemical Industries Ltd.	20,414	643,675
Sanyo Denki Co., Ltd.	15,709	652,740
Sanyo Electric Railway Co., Ltd.	31,018	505,296
Sanyo Special Steel Co., Ltd.	42,958	825,636
Sato Holdings Corp.	42,150	699,328
SBS Holdings, Inc.	31,248	734,087
Seikagaku Corp.	74,474	451,059
Seiko Holdings Corp.	52,908	1,119,802
Seiren Co., Ltd.	80,456	1,413,436
Sekisui Jushi Corp.	48,478	703,245
Senko Group Holdings Co., Ltd.	191,525	1,355,431
Senshu Electric Co., Ltd.	23,037	608,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Senshu Ikeda Holdings, Inc.	512,786	990,072
Shibaura Machine Co., Ltd.	50,972	1,184,351
Shibaura Mechatronics Corp.	5,392	576,746
Shibuya Corp.	35,833	630,560
Shikoku Chemicals Corp.	56,792	531,168
Shima Seiki Manufacturing Ltd.	52,826	720,169
Shin Nippon Air Technologies Co., Ltd.	23,737	343,818
Shin Nippon Biomedical Laboratories Ltd.	35,084	726,329
Shindengen Electric Manufacturing Co., Ltd.	14,445	374,341
Shin-Etsu Polymer Co., Ltd.	63,283	628,579
Shinko Shoji Co., Ltd.	55,600	535,938
Shinmaywa Industries Ltd.	99,387	820,108
Shinwa Co., Ltd.	20,783	319,492
Shizuoka Gas Co., Ltd.	103,717	859,645
Shoei Co., Ltd.	44,139	1,749,812
Shoei Foods Corp.	24,473	760,879
Showa Sangyo Co., Ltd.	48,842	923,665
SIGMAXYZ Holdings, Inc.	39,720	325,132
Siix Corp.	62,239	680,807
Simplex Holdings, Inc. *	53,080	888,856
Sinanen Holdings Co., Ltd.	15,676	401,063
Sinfonia Technology Co., Ltd.	47,803	583,610
Sinko Industries Ltd.	36,495	422,245
Sintokogio Ltd.	82,813	468,128
SKY Perfect JSAT Holdings, Inc.	225,204	854,755
Snow Peak, Inc. (a)	53,423	865,185
Sodick Co., Ltd.	85,958	482,751
Softcreate Holdings Corp.	13,260	335,844
Solasto Corp.	87,883	437,431
SOSiLA Logistics REIT, Inc.	1,204	1,162,324
Sourcenext Corp. *	156,160	263,677
Sparx Group Co., Ltd.	31,503	369,576
S-Pool, Inc.	107,868	509,980
SRA Holdings	14,260	318,773
SRE Holdings Corp. *	17,868	455,833
St Marc Holdings Co., Ltd.	25,424	335,216
Star Asia Investment Corp.	2,994	1,206,700
Star Micronics Co., Ltd.	61,194	776,297
Starts Corp., Inc.	52,887	998,608
Starts Proceed Investment Corp.	481	830,887
Starzen Co., Ltd.	26,984	434,430
Stella Chemifa Corp.	15,846	297,807
Strike Co., Ltd.	27,080	754,459
Sumida Corp.	38,400	459,227
Sumitomo Densetsu Co., Ltd.	24,493	436,222
Sumitomo Mitsui Construction Co., Ltd.	270,779	848,825
Sumitomo Osaka Cement Co., Ltd.	58,069	1,622,087
Sumitomo Riko Co., Ltd.	86,380	447,072
Sumitomo Seika Chemicals Co., Ltd.	17,108	550,109
Sun Frontier Fudousan Co., Ltd.	47,299	429,186
Suruga Bank Ltd.	325,143	1,021,629
SWCC Showa Holdings Co., Ltd.	40,521	564,614
Systena Corp.	505,142	1,186,693
T Hasegawa Co., Ltd.	38,802	836,060
Tachibana Eletech Co., Ltd.	34,126	492,042
Tachi-S Co., Ltd.	51,454	470,665
Tadano Ltd.	211,689	1,610,027
Taihei Dengyo Kaisha Ltd.	29,750	848,502
Taikisha Ltd.	52,657	1,385,863
Taiyo Holdings Co., Ltd.	60,812	1,055,834
Takamatsu Construction Group Co., Ltd.	31,329	461,373
Takara Leben Co., Ltd.	147,710	410,983
Takara Leben Real Estate Investment Corp.	1,091	724,049
Takara Standard Co., Ltd.	84,460	892,251
Takasago International Corp.	26,820	499,128
See financial notes
48Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Takasago Thermal Engineering Co., Ltd.	107,246	1,649,454
Takeuchi Manufacturing Co., Ltd.	63,581	1,356,899
Taki Chemical Co., Ltd.	9,204	307,442
Takuma Co., Ltd.	135,912	1,367,950
Tama Home Co., Ltd.	23,733	591,517
Tamron Co., Ltd.	25,451	606,310
Tamura Corp.	146,764	804,850
Tanseisha Co., Ltd.	79,263	414,310
Tayca Corp.	33,349	289,385
TechMatrix Corp.	43,853	475,505
Teikoku Electric Manufacturing Co., Ltd.	29,895	585,324
Teikoku Sen-I Co., Ltd.	40,688	484,498
Tekken Corp.	25,516	344,297
Tenma Corp.	21,978	379,490
T-Gaia Corp.	38,852	467,770
The 77 Bank Ltd.	134,534	2,396,061
The Akita Bank Ltd.	28,695	417,317
The Awa Bank Ltd.	63,681	1,039,260
The Bank of Iwate Ltd.	29,217	533,656
The Bank of Nagoya Ltd.	28,402	745,418
The Ehime Bank Ltd.	61,481	442,777
The Fukui Bank Ltd.	42,137	526,500
The Gunma Bank Ltd.	761,881	2,858,137
The Hyakugo Bank Ltd.	381,594	1,173,791
The Hyakujushi Bank Ltd.	49,364	726,970
The Japan Wool Textile Co., Ltd.	115,689	836,572
The Keiyo Bank Ltd.	212,422	1,010,531
The Kiyo Bank Ltd.	112,895	1,350,944
The Miyazaki Bank Ltd.	26,636	531,097
The Musashino Bank Ltd.	58,529	1,089,671
The Nanto Bank Ltd.	56,947	1,125,018
The Nisshin Oillio Group Ltd.	42,647	1,042,576
The Ogaki Kyoritsu Bank Ltd.	72,522	1,070,141
The Oita Bank Ltd.	26,816	450,034
The Okinawa Electric Power Co., Inc.	80,096	606,240
The Pack Corp.	20,844	459,068
The San-in Godo Bank Ltd.	282,932	1,761,380
The Shiga Bank Ltd.	86,655	1,851,236
The Shikoku Bank Ltd.	59,420	421,827
The Sumitomo Warehouse Co., Ltd.	93,412	1,461,373
The Tochigi Bank Ltd.	200,152	489,305
The Toho Bank Ltd.	351,331	624,176
The Yamagata Bank Ltd.	59,619	543,602
The Yamanashi Chuo Bank Ltd.	56,829	557,380
TKC Corp.	53,151	1,433,982
Toa Corp.	33,839	659,316
Toagosei Co., Ltd.	219,442	2,018,580
TOC Co., Ltd.	88,825	439,511
Tocalo Co., Ltd.	96,396	893,086
Toei Co., Ltd.	12,446	1,581,619
Toenec Corp.	13,982	350,025
Toho Holdings Co., Ltd.	98,351	1,589,905
Toho Titanium Co., Ltd. (a)	61,634	891,830
Toho Zinc Co., Ltd.	23,415	366,829
Tokai Corp.	32,371	453,192
TOKAI Holdings Corp.	217,110	1,397,830
Tokai Rika Co., Ltd.	92,344	1,057,568
Tokai Tokyo Financial Holdings, Inc.	409,469	1,145,305
Token Corp.	13,583	770,815
Tokushu Tokai Paper Co., Ltd.	12,946	287,499
Tokuyama Corp.	132,865	2,116,632
Tokyo Electron Device Ltd.	10,591	630,569
Tokyo Kiraboshi Financial Group, Inc.	50,013	1,067,708
Tokyo Seimitsu Co., Ltd.	71,230	2,601,544
Tokyo Steel Manufacturing Co., Ltd.	144,623	1,595,774
Tokyotokeiba Co., Ltd.	25,359	703,719
Tokyu Construction Co., Ltd.	131,704	669,083
Tokyu REIT, Inc.	1,793	2,570,737
SECURITY	NUMBER OF SHARES	VALUE ($)
TOMONY Holdings, Inc.	263,628	762,540
Tomy Co., Ltd.	166,764	1,629,504
Tonami Holdings Co., Ltd.	12,452	367,028
Topcon Corp.	195,553	2,571,196
Topre Corp.	79,419	697,318
Topy Industries Ltd.	34,752	486,525
Toridoll Holdings Corp.	82,201	1,645,046
Torii Pharmaceutical Co., Ltd.	23,646	545,083
Torishima Pump Manufacturing Co., Ltd.	41,584	468,608
Tosei Corp.	49,277	533,233
Tosei REIT Investment Corp.	620	602,636
Totetsu Kogyo Co., Ltd.	51,515	1,036,994
Towa Corp.	43,925	613,334
Towa Pharmaceutical Co., Ltd.	49,171	691,278
Toyo Construction Co., Ltd.	134,942	877,720
Toyo Corp.	36,148	350,029
Toyo Ink SC Holdings Co., Ltd.	66,751	947,250
Toyo Tanso Co., Ltd.	26,537	871,806
Toyobo Co., Ltd.	164,338	1,292,119
TPR Co., Ltd.	47,349	484,909
Trancom Co., Ltd.	11,217	550,083
Transcosmos, Inc.	49,561	1,217,058
TRE Holdings Corp.	59,420	661,749
Tri Chemical Laboratories, Inc.	49,466	839,958
Trusco Nakayama Corp.	72,480	1,200,950
TSI Holdings Co., Ltd.	146,004	662,412
Tsubaki Nakashima Co., Ltd.	78,035	627,305
Tsubakimoto Chain Co.	60,400	1,414,499
Tsugami Corp.	78,689	849,193
Tsukishima Kikai Co., Ltd.	64,943	531,120
Tsurumi Manufacturing Co., Ltd.	37,949	585,052
TV Asahi Holdings Corp.	37,687	402,006
UACJ Corp.	52,572	1,031,255
Uchida Yoko Co., Ltd.	16,384	600,199
Union Tool Co.	17,088	405,199
Unipres Corp.	71,069	420,524
United Arrows Ltd.	48,984	627,156
United Super Markets Holdings, Inc.	100,008	822,295
Usen-Next Holdings Co., Ltd.	30,120	553,687
UT Group Co., Ltd.	51,630	940,002
V Technology Co., Ltd.	16,216	292,380
Valor Holdings Co., Ltd.	75,846	1,092,463
Valqua Ltd.	27,371	664,106
ValueCommerce Co., Ltd.	29,947	368,470
Vector, Inc.	43,694	446,194
Vision, Inc./Tokyo Japan *	49,115	587,007
Vital KSK Holdings, Inc.	57,540	388,627
VT Holdings Co., Ltd.	156,262	585,058
Wacoal Holdings Corp.	100,964	1,815,966
Wacom Co., Ltd.	263,893	1,267,012
Wakita & Co., Ltd.	82,313	681,032
Warabeya Nichiyo Holdings Co., Ltd.	24,762	337,759
Weathernews, Inc.	10,441	513,561
WingArc1st, Inc.	31,275	405,244
World Co., Ltd. *	34,355	357,636
World Holdings Co., Ltd.	16,912	342,300
W-Scope Corp. *(a)	93,773	881,176
YAKUODO Holdings Co., Ltd.	20,595	367,403
YAMABIKO Corp.	59,634	552,933
YA-MAN Ltd.	50,193	578,519
Yamazen Corp.	116,907	898,591
Yellow Hat Ltd.	52,834	690,024
Yodogawa Steel Works Ltd.	49,860	990,501
Yokogawa Bridge Holdings Corp.	55,418	835,654
Yokohama Reito Co., Ltd.	79,219	583,318
Yokowo Co., Ltd.	40,768	594,393
Yondoshi Holdings, Inc. (a)	36,492	466,414
Yonex Co., Ltd.	65,335	634,092
See financial notes
Schwab International Equity ETFs | Semiannual Report49

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yoshinoya Holdings Co., Ltd. (a)	120,048	2,064,034
Yuasa Trading Co., Ltd.	29,254	786,034
Yurtec Corp.	62,632	347,611
Zenrin Co., Ltd.	56,733	350,273
ZERIA Pharmaceutical Co., Ltd.	65,482	1,053,750
Zojirushi Corp.	81,234	981,619
Zuken, Inc.	27,123	697,912
		637,629,254

Netherlands 1.3%
Alfen N.V. *	20,639	1,670,029
AMG Advanced Metallurgical Group N.V.	59,093	2,337,522
APERAM S.A.	85,791	3,359,033
Arcadis N.V.	134,960	5,610,506
Basic-Fit N.V. *(a)	98,683	3,478,678
Brunel International N.V.	38,351	475,040
Corbion N.V.	112,782	4,253,167
Ebusco Holding N.V. *	18,675	258,255
Eurocommercial Properties N.V.	96,935	2,403,455
Flow Traders Ltd.	49,547	1,205,374
Fugro N.V. CVA *	209,567	2,646,949
Galapagos N.V. *	90,888	3,361,971
Koninklijke BAM Groep N.V. *	456,135	1,171,597
Majorel Group Luxembourg S.A.	40,550	989,076
NSI N.V.	32,993	813,496
PostNL N.V. (a)	735,827	1,291,900
SBM Offshore N.V.	291,679	4,288,801
Sligro Food Group N.V.	66,670	1,125,601
TKH Group N.V.	76,771	3,554,609
TomTom N.V. *	120,512	932,962
Vastned Retail N.V.	31,806	753,872
Wereldhave N.V.	77,247	1,233,722
		47,215,615

New Zealand 0.8%
Argosy Property Ltd.	1,592,237	1,099,914
Arvida Group Ltd.	1,331,420	833,130
Chorus Ltd.	847,477	4,357,951
Freightways Ltd.	325,076	1,933,448
Genesis Energy Ltd.	959,546	1,724,011
Goodman Property Trust	2,103,109	2,801,409
Heartland Group Holdings Ltd.	1,100,675	1,234,281
KMD Brands Ltd.	1,080,661	756,561
Oceania Healthcare Ltd.	1,359,764	657,105
Pacific Edge Ltd. *	1,299,662	378,447
Precinct Properties New Zealand Ltd.	2,535,206	2,089,013
Pushpay Holdings Ltd. *	1,458,689	1,147,738
Scales Corp., Ltd.	205,798	439,882
Skellerup Holdings Ltd.	340,135	1,097,906
SKY Network Television Ltd.	264,077	413,930
Stride Property Group	933,178	803,629
Summerset Group Holdings Ltd.	430,815	2,455,585
Synlait Milk Ltd. *	226,965	468,252
Tourism Holdings Ltd. *	268,622	667,363
Vector Ltd.	473,075	1,195,822
Vista Group International Ltd. *	394,214	351,699
Vital Healthcare Property Trust	933,442	1,376,387
		28,283,463

Norway 1.9%
Aker Carbon Capture A.S.A. *	693,191	1,050,853
Aker Horizons Holding A/S *(a)	423,096	480,282
Aker Solutions A.S.A.	502,096	2,140,079
Arendals Fossekompani A/S	22,236	513,640
Atea A.S.A. *	155,206	1,782,089
SECURITY	NUMBER OF SHARES	VALUE ($)
Austevoll Seafood A.S.A.	173,489	1,492,335
Bakkafrost P/F	95,856	6,318,415
Bonheur A.S.A.	36,925	997,486
Borregaard A.S.A.	186,864	3,182,262
BW Energy Ltd. *	139,997	395,640
BW LPG Ltd.	145,741	1,280,413
BW Offshore Ltd.	167,134	462,316
Crayon Group Holding A.S.A. *	155,850	1,412,155
DNO A.S.A.	1,086,225	1,258,761
Elkem A.S.A. *	496,547	1,876,470
Entra A.S.A.	104,528	1,174,943
FLEX LNG Ltd.	53,069	1,855,726
Grieg Seafood A.S.A.	107,761	781,137
Hafnia Ltd.	310,969	1,893,486
Hexagon Composites A.S.A. *	204,470	741,476
Kahoot! A.S.A. *	708,463	1,341,051
MPC Container Ships A.S.A	758,925	1,356,985
NEL A.S.A. *	2,763,522	4,204,091
Scatec A.S.A.	224,345	1,525,621
Sparebank 1 Oestlandet	52,774	641,660
SpareBank 1 SMN	245,850	3,260,084
SpareBank 1 SR-Bank A.S.A.	338,293	4,250,508
Stolt-Nielsen Ltd.	40,998	1,271,956
Storebrand A.S.A.	878,663	7,303,402
Subsea 7 S.A.	434,867	5,686,679
TGS A.S.A.	226,369	4,106,631
Veidekke A.S.A.	204,680	2,298,719
Wallenius Wilhelmsen A.S.A.	198,412	1,743,156
		70,080,507

Poland 0.7%
Alior Bank S.A. *	177,202	1,621,819
AmRest Holdings SE *	136,440	641,134
Asseco Poland S.A.	106,381	1,914,431
Bank Handlowy w Warszawie S.A.	61,511	1,157,551
Bank Millennium S.A. *	1,173,391	1,197,958
CCC S.A. *	73,381	585,282
CD Projekt S.A.	123,300	3,679,187
Ciech S.A.	47,710	558,056
Cyfrowy Polsat S.A.	456,612	1,775,159
Enea S.A. *	498,974	728,146
Grupa Azoty S.A. *	85,828	749,745
Jastrzebska Spolka Weglowa S.A. *	96,342	1,186,823
Kernel Holding S.A. *	82,833	377,099
KRUK S.A.	32,861	2,449,893
mBank S.A. *	23,802	1,759,495
Orange Polska S.A.	1,251,238	1,896,131
PGE Polska Grupa Energetyczna S.A. *	1,151,598	1,733,717
Tauron Polska Energia S.A. *	1,766,396	857,103
Warsaw Stock Exchange	55,161	461,467
		25,330,196

Portugal 0.4%
Altri, SGPS, S.A.	133,180	655,059
Banco Comercial Portugues S.A., Class R	14,734,256	3,565,782
Corticeira Amorim SGPS S.A.	63,414	657,038
CTT-Correios de Portugal S.A.	266,878	1,061,341
Greenvolt-Energias Renovaveis S.A. *	108,015	831,633
NOS, SGPS S.A.	410,108	1,818,834
REN - Redes Energeticas Nacionais, SGPS, S.A.	721,960	1,948,551
Semapa-Sociedade de Investimento e Gestao	28,465	432,884
Sonae, SGPS, S.A.	1,694,005	1,862,963
See financial notes
50Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Navigator Co., S.A.	469,232	1,656,082
		14,490,167

Republic of Korea 5.2%
ABLBio, Inc. *	47,039	739,400
Advanced Nano Products Co., Ltd.	13,440	1,412,812
Advanced Process Systems Corp. *	24,494	373,912
AfreecaTV Co., Ltd.	12,770	861,788
Ahnlab, Inc.	11,223	642,889
Amicogen, Inc. *	35,019	503,088
Ananti, Inc. *	84,941	466,670
Asiana Airlines, Inc. *	62,452	661,687
BH Co., Ltd.	44,216	790,258
Binex Co., Ltd. *	41,517	331,948
Bioneer Corp. *	41,172	1,664,615
BNC Korea Co., Ltd. *	84,385	283,781
Boryung	51,461	350,009
Bukwang Pharmaceutical Co., Ltd.	79,802	501,156
Cellivery Therapeutics, Inc. *	45,216	444,215
Chabiotech Co., Ltd. *	79,708	845,721
Chong Kun Dang Pharmaceutical Corp.	14,203	849,014
Chunbo Co., Ltd.	7,657	1,458,201
CJ CGV Co., Ltd. *	44,313	567,287
CMG Pharmaceutical Co., Ltd. *	184,240	307,009
Com2uS Corp.	17,170	886,235
Com2uS Holdings Corp. *	8,432	319,247
Cosmax, Inc. *	13,638	796,688
CosmoAM&T Co., Ltd. *	38,093	2,231,028
Creative & Innovative System *	82,518	641,685
CrystalGenomics, Inc. *	69,081	175,411
CS Wind Corp.	36,533	1,847,011
Daea TI Co., Ltd. *	105,871	258,427
Daeduck Electronics Co., Ltd. / New	63,661	1,010,301
Daejoo Electronic Materials Co., Ltd.	18,898	1,361,027
Daesang Corp. *	38,354	578,245
Daewoong Co., Ltd. *	38,741	501,518
Daewoong Pharmaceutical Co., Ltd. *	9,289	819,215
Daishin Securities Co., Ltd. *	57,255	567,250
Danal Co., Ltd. *	94,373	400,813
Daou Technology, Inc.	54,338	886,983
Dawonsys Co., Ltd. *	58,147	641,561
DB HiTek Co., Ltd.	69,068	2,364,467
Dentium Co., Ltd. *	12,628	1,154,724
DIO Corp. *	21,701	400,155
Dong-A Socio Holdings Co., Ltd.	5,653	410,118
Dong-A ST Co., Ltd.	12,279	550,270
Dongjin Semichem Co., Ltd.	56,906	1,533,118
DongKook Pharmaceutical Co., Ltd.	44,848	547,022
Dongkuk Steel Mill Co., Ltd.	102,607	1,061,545
Dongwon Industries Co., Ltd.	13,545	527,162
Doosan Co., Ltd.	11,016	840,821
Doosan Fuel Cell Co., Ltd. *	57,228	1,487,733
Doosan Tesna, Inc.	18,477	467,074
DoubleUGames Co., Ltd.	17,134	599,512
Duk San Neolux Co., Ltd. *	23,619	790,721
Duzone Bizon Co., Ltd.	36,046	937,073
Ecopro Co., Ltd.	34,122	7,362,049
Ecopro HN Co., Ltd.	20,040	787,516
Enchem Co., Ltd. *	13,370	614,318
ENF Technology Co., Ltd.	15,731	278,183
Eo Technics Co., Ltd. *	16,243	937,816
Eoflow Co., Ltd. *	42,566	794,544
ESR Kendall Square REIT Co., Ltd.	237,049	716,566
Eubiologics Co., Ltd. *	66,671	413,151
Eugene Technology Co., Ltd.	23,784	476,309
Foosung Co., Ltd.	92,455	929,266
GemVax & Kael Co., Ltd. *	65,299	776,729
SECURITY	NUMBER OF SHARES	VALUE ($)
GeneOne Life Science, Inc. *	139,651	755,640
Genexine, Inc. *	58,156	635,508
GOLFZON Co., Ltd. *	5,873	636,898
Grand Korea Leisure Co., Ltd. *	32,991	513,595
Green Cross Holdings Corp.	49,295	592,322
Green Cross LabCell Corp.	15,996	537,935
HAESUNG DS Co., Ltd.	19,489	591,335
Halla Holdings Corp.	13,521	352,011
Han Kuk Carbon Co., Ltd. *	59,632	506,078
Hana Micron, Inc.	68,347	568,159
Hana Tour Service, Inc. *	20,047	977,163
Hanall Biopharma Co., Ltd. *	66,728	785,154
Hancom, Inc. *	31,407	358,869
Handsome Co., Ltd.	24,354	473,000
Hanil Cement Co., Ltd.	30,867	278,287
Hanjin Transportation Co., Ltd. *	26,364	419,393
Hankook & Co. Co., Ltd.	51,357	518,518
Hanmi Semiconductor Co., Ltd.	86,652	1,045,128
Hansae Co., Ltd.	30,955	390,198
Hansol Chemical Co., Ltd.	15,535	2,400,837
Hansol Paper Co., Ltd.	33,393	309,136
Hanwha General Insurance Co., Ltd. *	150,430	562,727
Hanwha Investment & Securities Co., Ltd. *	196,436	453,514
Hanwha Systems Co., Ltd.	109,111	1,019,991
Harim Holdings Co., Ltd.	73,159	662,895
HDC Holdings Co., Ltd. *	72,619	335,312
HDC Hyundai Development Co-Engineering & Construction, Class E *	80,660	631,504
Helixmith Co.,Ltd *	58,387	466,390
HK inno N Corp. *	26,088	718,615
HLB Global Co., Ltd. *	71,667	312,502
HLB Life Science Co., Ltd. *	160,479	1,341,317
HLB Therapeutics Co., Ltd. *	59,448	527,428
Hugel, Inc. *	10,718	1,045,678
Humasis Co., Ltd. *	59,817	669,028
Hyosung Advanced Materials Corp.	5,965	1,852,723
Hyosung Chemical Corp. *	4,257	470,659
Hyosung Corp.	16,744	849,063
Hyosung Heavy Industries Corp. *	11,987	644,078
Hyosung TNC Corp.	5,731	1,981,434
Hyundai Autoever Corp.	8,026	689,026
Hyundai Bioscience Co., Ltd. *	66,675	1,327,705
Hyundai Construction Equipment Co., Ltd.	21,735	901,758
Hyundai Electric & Energy System Co., Ltd.	41,457	1,317,413
Hyundai Elevator Co., Ltd. *	44,001	922,749
Hyundai Greenfood Co., Ltd. (b)	90,490	495,789
Hyundai Home Shopping Network Corp.	10,172	395,887
Hyundai Rotem Co., Ltd. *	138,917	2,619,293
Ilyang Pharmaceutical Co., Ltd.	23,679	332,123
iMarketKorea, Inc.	35,216	280,238
Innocean Worldwide, Inc.	20,757	668,240
Innox Advanced Materials Co., Ltd.	25,670	756,569
Insun ENT Co., Ltd. *	43,900	302,896
Intellian Technologies, Inc.	12,562	770,855
INTOPS Co., Ltd.	19,492	413,188
iNtRON Biotechnology, Inc. *	48,282	312,332
IS Dongseo Co., Ltd. *	25,556	847,843
i-SENS, Inc.	16,462	403,075
JB Financial Group Co., Ltd.	287,555	2,010,114
JR Global Reit	223,179	764,029
Jusung Engineering Co., Ltd.	67,388	596,854
JW Pharmaceutical Corp.	23,811	374,282
JYP Entertainment Corp. *	51,519	3,064,081
See financial notes
Schwab International Equity ETFs | Semiannual Report51

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KCC Glass Corp.	15,982	491,568
KEPCO Engineering & Construction Co., Inc. *	23,775	1,135,522
KH Vatec Co., Ltd.	28,591	314,809
KISWIRE Ltd. *	23,951	391,868
KIWOOM Securities Co., Ltd. *	24,082	1,878,150
KMW Co., Ltd. *	55,708	1,060,904
Koh Young Technology, Inc.	109,754	1,389,291
Kolmar Korea Co., Ltd. *	27,443	844,081
Kolon Industries, Inc.	35,100	1,192,326
Komipharm International Co., Ltd. *	67,420	347,991
Korea Electric Terminal Co., Ltd.	14,899	635,030
Korea Line Corp. *	261,583	462,576
Korea Petrochemical Ind Co., Ltd. *	5,133	674,961
Korea Real Estate Investment & Trust Co., Ltd.	273,260	269,078
Korean Reinsurance Co.	184,208	1,135,944
Kuk-il Paper Manufacturing Co., Ltd. *	146,037	238,383
Kumho Tire Co., Inc. *	252,665	633,930
L&C Bio Co., Ltd.	22,600	389,405
LEENO Industrial, Inc.	17,157	2,104,350
LegoChem Biosciences, Inc. *	32,212	907,997
LF Corp.	33,309	436,736
LG Hausys Ltd.	12,180	329,065
LIG Nex1 Co., Ltd.	19,599	1,106,401
Lotte Confectionery Co., Ltd.	4,959	450,460
LOTTE Reit Co., Ltd.	231,110	689,881
Lotte Rental Co., Ltd.	21,147	425,097
Lotte Tour Development Co., Ltd. *	59,628	648,439
LS Electric Co., Ltd.	29,652	1,124,905
Lutronic Corp.	36,929	743,743
LX Holdings Corp.	77,167	497,438
LX International Corp.	42,649	1,010,426
LX Semicon Co., Ltd.	22,022	1,539,418
Mcnex Co., Ltd.	22,078	462,166
Medipost Co., Ltd. *	27,518	319,631
MedPacto, Inc. *	23,794	347,762
Medytox, Inc.	9,044	1,493,379
MegaStudyEdu Co., Ltd.	14,818	773,795
Meritz Securities Co., Ltd.	493,130	2,616,114
Mirae Asset Life Insurance Co., Ltd. *	131,355	286,385
Modetour Network, Inc. *	28,450	442,902
Myoung Shin Industrial Co., Ltd. *	50,666	773,439
Naturecell Co., Ltd. *	95,687	1,172,902
Neowiz *	22,139	784,673
NEPES Corp. *	30,785	410,854
Nexen Tire Corp. *	62,630	354,978
NHN KCP Corp.	41,705	429,578
NICE Holdings Co., Ltd. *	34,714	359,404
NICE Information Service Co., Ltd. *	63,086	618,822
NKMax Co., Ltd. *	56,782	530,809
Orion Holdings Corp.	37,378	445,740
Oscotec, Inc. *	57,432	779,504
Park Systems Corp.	8,196	846,698
Partron Co., Ltd.	96,333	588,954
People & Technology, Inc.	35,776	1,177,438
PharmaResearch Co., Ltd.	11,913	669,811
Pharmicell Co., Ltd. *	105,090	767,179
PI Advanced Materials Co., Ltd. *	24,347	642,139
Poongsan Corp.	33,523	909,485
Posco ICT Co., Ltd.	101,836	525,630
RFHIC Corp.	31,869	540,683
S&S Tech Corp.	30,488	724,616
Sam Chun Dang Pharm Co., Ltd.	25,212	985,045
SAM KANG M&T Co., Ltd. *	76,742	1,150,623
Sambu Engineering & Construction Co., Ltd. *	290,744	299,478
Samchully Co., Ltd. *	4,148	1,608,104
SECURITY	NUMBER OF SHARES	VALUE ($)
Samwha Capacitor Co., Ltd.	12,589	426,689
Samyang Holdings Corp.	10,406	619,681
Sangsangin Co., Ltd.	69,865	314,148
Seah Besteel Holdings Corp.	21,440	364,557
Sebang Global Battery Co., Ltd.	14,204	557,104
Seojin System Co., Ltd. *	36,850	474,532
Seoul Semiconductor Co., Ltd. *	65,377	541,494
SFA Engineering Corp.	33,236	902,954
SFA Semicon Co., Ltd. *	146,068	471,347
Shinhan Alpha REIT Co., Ltd.	106,072	537,073
Shinsegae International, Inc.	21,343	362,101
Shinsung E&G Co., Ltd. *	289,090	369,432
SIMMTECH Co., Ltd.	33,847	735,387
SK Discovery Co., Ltd.	20,733	502,951
SK Gas Ltd.	4,864	463,518
SK REITs Co., Ltd.	212,896	831,795
SK Securities Co., Ltd. *	626,255	363,472
SL Corp. *	28,929	596,835
SM Entertainment Co., Ltd.	32,567	3,140,411
SNT Motiv Co., Ltd.	13,389	488,712
Solid, Inc.	84,353	384,393
SOLUM Co., Ltd. *	65,453	1,095,624
Songwon Industrial Co., Ltd.	28,913	417,335
Soulbrain Co., Ltd.	7,910	1,398,783
ST Pharm Co., Ltd.	17,213	1,019,837
STCUBE *	73,810	976,138
Studio Dragon Corp. *	12,630	729,214
Sung Kwang Bend Co., Ltd.	32,132	320,531
Sungeel Hitech Co., Ltd. *	9,502	1,032,600
Sungwoo Hitech Co., Ltd.	86,706	452,778
Taekwang Industrial Co., Ltd. *	1,008	595,697
Taihan Electric Wire Co., Ltd. *	710,860	783,249
TES Co., Ltd.	23,361	327,487
The Nature Holdings Co., Ltd..	16,915	339,387
TK Corp.	24,234	297,236
TKG Huchems Co., Ltd.	38,592	589,124
Tokai Carbon Korea Co., Ltd.	7,691	616,675
TY Holdings Co., Ltd. *	34,099	322,114
Unid Co., Ltd.	6,613	409,299
UniTest, Inc. *	28,206	267,725
Vaxcell-Bio Therapeutics Co., Ltd. *	19,392	501,195
Vieworks Co., Ltd.	13,691	323,328
Webzen, Inc.	28,215	383,379
WONIK IPS Co., Ltd.	67,863	1,592,402
Wysiwyg Studios Co., Ltd. *	44,080	596,617
YG Entertainment, Inc.	19,767	866,417
Youlchon Chemical Co., Ltd.	24,449	894,262
Young Poong Corp. *	942	443,504
Youngone Corp. *	57,683	1,859,195
Youngone Holdings Co., Ltd. *	9,559	499,170
Yuanta Securities Korea Co., Ltd. *	147,440	308,084
Yungjin Pharmaceutical Co., Ltd. *	149,827	366,854
Zinus, Inc.	24,293	562,691
		189,467,838

Singapore 1.1%
AEM Holdings Ltd.	514,831	1,101,447
AIMS APAC REIT	1,026,276	1,052,082
Ascendas India Trust	1,598,995	1,330,368
CapitaLand China Trust	2,100,040	1,809,640
CDL Hospitality Trusts	1,660,693	1,566,750
Cromwell European Real Estate Investment Trust	608,803	1,091,125
Digital Core REIT Management Pte Ltd.	1,358,782	828,857
Eagle Hospitality Trust *(b)	940,343	0
ESR-LOGOS REIT	10,710,438	2,665,377
Far East Hospitality Trust	1,841,962	862,041
See financial notes
52Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Real Estate Investment Trust	2,351,637	454,203
First Resources Ltd.	958,746	1,096,809
Frasers Centrepoint Trust	2,028,141	3,389,902
Haw Par Corp., Ltd.	260,823	1,951,111
iFAST Corp., Ltd.	296,222	1,095,855
Keppel Infrastructure Trust	6,663,962	2,673,208
Keppel Pacific Oak US REIT	1,647,651	733,205
Lendlease Global Commercial REIT	3,445,290	1,817,150
Manulife US Real Estate Investment Trust	3,020,200	815,454
Nanofilm Technologies International Ltd.	381,199	424,766
OUE Commercial Real Estate Investment Trust	3,926,983	1,021,018
Parkway Life Real Estate Investment Trust	731,437	2,336,425
Prime US REIT	1,216,973	486,789
Raffles Medical Group Ltd.	1,750,259	1,807,273
Riverstone Holdings Ltd.	1,015,586	460,207
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,917,168	605,279
Sheng Siong Group Ltd.	851,127	1,030,596
Silverlake Axis Ltd.	1,400,343	348,486
SPH REIT	1,989,189	1,440,745
Starhill Global REIT	2,714,342	1,129,169
The Hour Glass Ltd.	411,571	663,454
Thomson Medical Group Ltd.	11,277,499	561,299
UMS Holdings Ltd.	816,127	654,769
		39,304,859

Spain 1.9%
Acerinox S.A.	379,891	4,183,853
Aedas Homes S.A.	36,864	569,995
Almirall S.A.	142,322	1,370,468
Applus Services S.A.	254,244	1,790,316
Atresmedia Corp de Medios de Comunicaion S.A.	146,398	534,388
Banco De Sabadell S.A.	10,627,898	13,908,280
Cia de Distribucion Integral Logista Holdings S.A.	118,854	2,878,861
Cie Automotive S.A.	94,056	2,760,981
Construcciones y Auxiliar de Ferrocarriles S.A.	34,304	1,022,261
Corp. Financiera Alba SA	27,204	1,259,296
Distribuidora Internacional de Alimentacion S.A. *	22,395,826	415,639
Ebro Foods S.A.	145,249	2,501,555
Ence Energia y Celulosa S.A.	236,258	905,494
Faes Farma S.A.	573,766	2,099,253
Fomento de Construcciones y Contratas S.A.	81,462	789,609
Gestamp Automocion S.A.	298,911	1,385,269
Global Dominion Access S.A.	192,497	718,584
Grupo Catalana Occidente S.A.	98,885	3,245,652
Indra Sistemas S.A.	232,975	2,950,017
Laboratorios Farmaceuticos Rovi S.A.	40,211	1,778,246
Lar Espana Real Estate Socimi S.A.	114,845	673,516
Let's GOWEX S.A. *(b)	5,361	0
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,339,770	1,334,867
Mediaset Espana Comunicacion S.A. *	99,074	346,094
Melia Hotels International S.A. *	196,488	1,305,473
Neinor Homes S.A.	77,118	748,321
Pharma Mar S.A.	25,341	1,500,115
Prosegur Cash S.A.	695,737	527,548
Prosegur Cia de Seguridad S.A.	428,360	888,564
Sacyr S.A.	739,304	2,417,955
SECURITY	NUMBER OF SHARES	VALUE ($)
Solaria Energia y Medio Ambiente S.A. *	113,632	2,096,818
Tecnicas Reunidas S.A. *(a)	56,659	653,145
Unicaja Banco S.A.	2,332,281	2,992,796
Vidrala SA	35,205	3,740,959
Viscofan S.A.	73,794	4,742,469
		71,036,657

Sweden 5.5%
AAK AB	327,602	5,634,066
AddLife AB, Class B	204,658	2,201,890
Addnode Group AB	225,104	2,527,634
AddTech AB, B Shares	356,894	6,433,852
AFRY AB	182,882	3,172,368
Arjo AB, B Shares	420,642	1,601,316
Atrium Ljungberg AB, B Shares	87,114	1,527,832
Attendo AB *	201,848	476,139
Avanza Bank Holding AB	238,396	6,348,174
Beijer Alma AB	80,695	1,582,392
Betsson AB, B Shares *	226,106	2,037,829
BHG Group AB *	179,067	226,139
BICO Group AB *(a)	54,157	351,678
Bilia AB, A Shares	133,030	1,782,050
BillerudKorsnas AB	398,421	4,624,673
Biotage AB	123,616	1,798,185
Bonava AB, B Shares	160,693	367,964
Boozt AB *(a)	116,424	1,385,442
Bravida Holding AB	378,323	4,255,345
Bufab AB	56,632	1,485,228
Bure Equity AB	104,783	2,600,334
Camurus AB *	38,306	833,809
Catena AB	58,498	2,303,212
Cibus Nordic Real Estate AB	88,742	1,063,685
Cint Group AB *	320,193	570,468
Clas Ohlson AB, B Shares	70,574	453,413
Cloetta AB, B Shares	379,768	814,990
Collector Bank AB *	142,529	613,791
Concentric AB	73,028	1,533,584
Corem Property Group AB, B Shares	1,246,480	1,085,886
Dios Fastigheter AB	163,754	1,213,795
Dometic Group AB	607,777	3,896,589
Electrolux Professional AB, B Shares	429,661	2,288,674
Elekta AB, B Shares (a)	680,674	5,340,386
Fabege AB	471,032	4,009,052
Fagerhult AB	132,305	707,920
Granges AB	197,494	1,711,971
Hemnet Group AB	109,872	1,752,077
Hexatronic Group AB	375,340	4,401,749
Hexpol AB	474,046	5,304,755
HMS Networks AB	53,023	2,149,677
Hufvudstaden AB, A Shares	202,202	2,952,972
Instalco AB	449,004	2,104,531
Intrum AB	145,726	1,925,574
Investment AB Oresund	56,151	693,501
INVISIO AB	62,886	1,341,708
JM AB	126,895	2,655,053
Lagercrantz Group AB, B Shares	364,834	4,152,599
Lindab International AB	129,090	1,799,828
Loomis AB	137,191	4,451,742
Medicover AB, B Shares	121,441	2,158,982
MEKO AB	78,591	901,318
MIPS AB	40,834	1,851,677
Modern Times Group MTG AB, B Shares *	228,039	1,587,741
Munters Group AB	210,507	2,042,777
Mycronic AB	129,542	2,779,999
NCC AB, B Shares	187,413	1,763,860
Nobia AB	218,590	370,165
See financial notes
Schwab International Equity ETFs | Semiannual Report53

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nolato AB, B Shares	332,871	1,662,983
Nordnet AB publ	324,586	5,761,163
NP3 Fastigheter AB	53,022	1,116,001
Nyfosa AB	340,437	2,831,915
Pandox AB *	166,041	2,254,512
Peab AB, B Shares	387,001	2,137,512
Platzer Fastigheter Holding AB, B Shares	107,942	939,832
Ratos AB, B Shares	366,421	1,152,466
Resurs Holding AB	265,596	642,813
Samhallsbyggnadsbolaget i Norden AB (a)	2,079,108	3,421,120
Scandic Hotels Group AB *(a)	253,457	856,231
Sdiptech AB, Class B *	55,641	1,403,216
Sectra AB, B Shares *	253,494	3,485,220
Sinch AB *(a)	1,163,900	3,999,421
SkiStar AB	75,815	860,031
SSAB AB, A Shares	454,260	3,320,943
SSAB AB, B Shares	1,251,103	8,606,537
Stillfront Group AB *	839,487	1,556,037
Storskogen Group AB, B Shares	2,614,044	2,453,471
Systemair AB	138,833	1,023,748
Thule Group AB	196,624	4,396,824
Troax Group AB	63,410	1,358,968
Truecaller AB, B Shares *	372,493	1,137,274
Viaplay Group AB, B Shares *	143,522	3,697,942
Vitec Software Group AB, B Shares	46,681	2,162,028
Volati AB	37,578	355,291
Wallenstam AB, B Shares	627,875	2,627,435
Wihlborgs Fastigheter AB	519,337	4,347,479
		199,572,453

Switzerland 4.2%
Allreal Holding AG	27,847	4,581,496
ALSO Holding AG *	4,909	966,873
ams-OSRAM AG *	464,302	3,635,154
APG SGA S.A.	2,077	385,594
Arbonia AG	83,380	1,056,873
Aryzta AG *	1,773,933	2,464,295
Autoneum Holding AG	5,075	738,576
Basilea Pharmaceutica AG *	23,301	1,297,746
Bell Food Group AG	3,579	1,046,301
Bossard Holding AG, Class A	5,114	1,418,661
Bucher Industries AG	12,421	5,640,307
Burckhardt Compression Holding AG	5,989	3,661,453
Bystronic AG	2,548	2,085,160
Cembra Money Bank AG	55,871	4,768,930
Comet Holding AG	14,331	3,180,419
COSMO Pharmaceuticals N.V.	18,269	1,177,325
Daetwyler Holding AG	14,243	2,856,958
dormakaba Holding AG	5,700	2,542,118
Dottikon Es Holding AG *	8,327	2,349,951
Dufry AG *	131,023	5,856,019
EFG International AG *	146,722	1,429,258
Forbo Holding AG	1,825	2,406,722
Galenica AG	91,357	7,100,942
Hiag Immobilien Holding AG	6,582	566,027
Huber & Suhner AG	32,789	3,008,647
Idorsia Ltd. *(a)	226,751	3,014,476
Implenia AG *	28,295	1,281,539
Inficon Holding AG	3,724	3,870,020
Interroll Holding AG	1,026	3,201,974
Intershop Holding AG	2,054	1,341,209
Kardex Holding AG	11,402	2,124,075
Komax Holding AG	8,891	2,784,218
Landis & Gyr Group AG *	46,776	3,528,475
LEM Holding S.A.	875	1,813,017
SECURITY	NUMBER OF SHARES	VALUE ($)
Leonteq AG	19,390	1,127,506
Medacta Group S.A.	11,351	1,240,163
Medartis Holding AG *	8,829	667,886
Medmix AG	44,923	874,255
Meyer Burger Technology AG *(a)	6,932,724	5,159,323
Mobimo Holding AG	13,382	3,376,733
Montana Aerospace AG *	42,358	776,432
OC Oerlikon Corp. AG	348,163	2,115,538
PolyPeptide Group AG *	27,393	749,380
Rieter Holding AG	5,630	634,332
Schweiter Technologies AG	1,712	1,453,990
Sensirion Holding AG *	19,300	2,368,098
SFS Group AG	32,677	3,835,124
Siegfried Holding AG *	7,658	5,380,414
SKAN Group AG	20,036	1,504,971
Softwareone Holding AG *	207,489	3,469,035
St. Galler Kantonalbank AG	5,329	2,837,206
Stadler Rail AG (a)	99,431	3,948,596
Sulzer AG	32,385	2,824,725
Swiss Steel Holding AG *	1,467,938	228,041
Swissquote Group Holding S.A.	16,815	3,227,547
TX Group AG	5,831	864,774
u-blox Holding AG *	12,296	1,327,666
Valiant Holding AG	29,984	3,320,714
Vetropack Holding AG	22,725	1,065,632
Vontobel Holding AG	51,486	3,197,103
VP Bank AG, Class A	4,698	500,251
VZ Holding AG	25,273	1,984,628
Ypsomed Holding AG	6,460	1,259,950
Zehnder Group AG	18,173	1,423,204
Zur Rose Group AG *(a)	17,139	912,129
		152,836,154

United Kingdom 12.6%
888 Holdings plc *	621,128	531,266
AG Barr plc	164,555	1,107,654
AJ Bell plc	551,018	2,174,712
Alfa Financial Software Holdings plc	184,543	361,935
Alphawave IP Group plc *	506,960	559,127
AO World plc *	828,546	706,167
Ascential plc *	818,782	2,680,361
Ashmore Group plc	850,044	2,774,468
ASOS plc *(a)	132,882	1,407,643
Assura plc	5,596,372	3,472,313
Aston Martin Lagonda Global Holdings plc *(a)	561,366	1,366,711
Auction Technology Group plc *	163,938	1,375,407
Avon Rubber plc	55,132	651,103
Babcock International Group plc *	475,196	1,888,121
Bakkavor Group plc	250,609	345,269
Balfour Beatty plc	1,142,539	5,045,965
Bank of Georgia Group plc	70,888	2,394,392
Beazley plc *	1,254,727	10,375,005
Big Yellow Group plc	320,845	4,715,550
Bodycote plc	351,889	2,828,734
Bridgepoint Group plc	503,927	1,522,757
Britvic plc	498,932	5,016,483
Bytes Technology Group plc	377,842	1,827,907
C&C Group plc *	731,581	1,318,790
Capita plc *	3,077,403	1,073,734
Capital & Counties Properties plc	1,377,482	2,107,907
Capricorn Energy plc *	591,199	1,785,042
Carnival plc *	276,358	2,607,659
Centamin plc	2,154,752	2,662,126
Chemring Group plc	533,157	1,894,443
Clarkson plc	46,608	1,864,877
Close Brothers Group plc	284,472	3,485,286
See financial notes
54Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CLS Holdings plc	296,583	533,560
CMC Markets plc	193,328	576,939
Coats Group plc	2,959,193	2,622,423
Computacenter plc	146,332	4,007,286
Cranswick plc	100,402	3,804,566
Crest Nicholson Holdings plc	469,195	1,387,131
Currys plc	1,828,035	1,792,619
Darktrace plc *	786,579	2,513,996
Deliveroo plc *	2,467,097	2,470,075
Devro plc	317,593	1,259,217
Diploma plc	230,040	7,747,808
Diversified Energy Co., plc	1,524,258	1,922,846
Domino's Pizza Group plc	719,196	2,493,668
Drax Group plc	757,222	5,834,989
Dunelm Group plc	213,992	3,256,501
Elementis plc *	1,071,705	1,659,450
Energean plc	255,419	3,729,228
Essentra plc	555,758	1,507,135
FDM Group Holdings plc	163,471	1,632,725
Ferrexpo plc	549,988	980,786
Finablr plc *(b)	225,475	0
FirstGroup plc	1,424,863	1,819,885
Frasers Group plc *	250,511	2,430,797
Future plc	213,025	3,615,738
Games Workshop Group plc	61,821	6,919,287
Genuit Group plc	436,561	1,656,917
Genus plc	124,569	4,466,974
Grafton Group plc	392,927	4,521,974
Grainger plc	1,374,377	4,226,277
Great Portland Estates plc	425,526	2,926,125
Greencore Group plc *	985,936	972,206
Greggs plc	188,802	6,198,900
Halfords Group plc	404,591	1,032,536
Hammerson plc (a)	7,356,762	2,707,564
Harbour Energy plc	1,352,756	4,760,832
Hays plc	2,830,332	4,039,890
Helical plc	197,014	846,728
Helios Towers plc *	1,461,207	1,951,217
Hill & Smith plc	149,716	2,504,924
Hilton Food Group plc	135,528	1,176,431
Hochschild Mining plc	609,225	472,406
Home REIT plc (b)	1,478,309	680,986
Ibstock plc	698,845	1,437,450
IG Group Holdings plc	738,823	7,182,478
Inchcape plc	708,544	7,805,965
Indivior plc *	234,029	4,329,237
IntegraFin Holdings plc	545,735	1,872,406
Investec plc	1,254,620	8,062,347
IP Group plc	1,869,536	1,479,101
IWG plc *	1,372,547	3,045,847
J.D. Wetherspoon plc *	157,405	1,071,913
John Wood Group plc *	1,279,100	3,026,625
JTC plc	253,791	2,368,912
Jupiter Fund Management plc	838,110	1,485,458
Just Group plc	1,966,302	2,082,939
Kainos Group plc	177,241	2,984,762
Keller Group plc	135,332	1,328,739
Lancashire Holdings Ltd.	457,441	3,394,798
Liontrust Asset Management plc	115,801	1,673,921
LondonMetric Property plc	1,801,663	4,115,891
LXI REIT plc	2,839,749	3,891,748
Man Group plc	2,370,801	7,623,274
Marks & Spencer Group plc *	3,701,087	7,169,150
Marshalls plc	424,806	1,724,932
Marston's plc *	1,175,939	556,362
Mediclinic International plc	744,820	4,488,742
Mitchells & Butlers plc *	481,194	946,655
Mitie Group plc	2,613,681	2,556,715
SECURITY	NUMBER OF SHARES	VALUE ($)
Molten Ventures plc *	281,833	1,324,542
Moneysupermarket.com Group plc	980,335	2,736,858
Moonpig Group plc *	522,377	742,456
Morgan Advanced Materials plc	536,273	2,012,640
Morgan Sindall Group plc	75,872	1,649,705
National Express Group plc *	1,015,639	1,530,830
NCC Group plc	560,513	1,156,308
Network International Holdings plc *	883,633	3,044,565
Ninety One plc	626,868	1,598,280
OSB Group plc	808,680	5,453,186
Oxford Biomedica plc *	158,832	1,057,594
Oxford Instruments plc	100,512	3,029,951
Oxford Nanopore Technologies plc *	1,213,123	3,069,513
Pagegroup plc	586,014	3,169,856
Paragon Banking Group plc	446,245	3,222,569
Petershill Partners plc	554,414	1,122,248
Petrofac Ltd. *(a)	819,733	784,996
Pets at Home Group plc	882,889	4,136,523
Playtech plc *	577,717	3,937,694
Plus500 Ltd.	174,627	3,794,847
Premier Foods plc	1,338,226	1,843,699
Primary Health Properties plc	2,475,343	3,245,505
Provident Financial plc	480,757	1,290,938
PureTech Health plc *	496,918	1,365,617
PZ Cussons plc	356,510	786,391
QinetiQ Group plc	987,762	4,039,525
Quilter plc	2,612,399	2,912,846
Rank Group plc *	395,824	427,929
Rathbone Brothers plc	116,165	2,925,210
Redde Northgate plc	438,612	2,142,607
Redrow plc	511,953	3,157,858
Rhi Magnesita N.V.	52,051	1,628,321
Rotork plc	1,626,575	6,380,247
S4 Capital plc *	1,015,777	2,525,906
Safestore Holdings plc	385,592	4,728,853
Savills plc	251,207	3,050,360
Senior plc	803,209	1,621,971
Serco Group plc	2,205,587	4,165,500
Shaftesbury plc	378,890	1,919,213
SIG plc *	1,261,386	649,016
Sirius Real Estate Ltd.	2,023,633	2,055,474
Softcat plc	230,629	3,375,659
Spectris plc	201,063	8,560,969
Spire Healthcare Group plc *	526,203	1,532,099
Spirent Communications plc	1,143,712	2,949,271
SSP Group plc *	1,496,999	4,701,212
Supermarket Income REIT plc	2,328,240	2,576,276
Synthomer plc	674,379	1,247,515
TBC Bank Group plc	94,973	2,851,479
Telecom Plus plc	125,210	2,667,903
The Restaurant Group plc *	1,448,988	616,081
THG plc *(a)	1,806,562	1,267,213
TI Fluid Systems plc	589,954	864,215
TP ICAP Group plc	1,485,106	3,470,029
Trainline plc *	875,509	2,710,252
Travis Perkins plc	407,646	4,954,904
Tritax Big Box REIT plc	3,547,820	6,429,864
Trustpilot Group plc *	626,148	782,303
Tullow Oil plc *	2,173,053	920,256
Vesuvius plc	400,261	2,004,205
Victrex plc	166,625	3,536,230
Virgin Money UK plc	2,285,815	4,982,561
Vistry Group plc	611,922	6,071,044
Volution Group plc	357,160	1,584,730
Watches of Switzerland Group plc *	437,449	4,398,306
WH Smith plc	237,690	4,546,596
Wickes Group plc	478,460	865,395
Wizz Air Holdings plc *	28,124	878,446
See financial notes
Schwab International Equity ETFs | Semiannual Report55

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Workspace Group plc	274,066	1,697,146
XP Power Ltd.	33,875	959,651
		458,736,780
Total Common Stocks (Cost $3,650,312,565)		3,630,649,957

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.0%
Draegerwerk AG & Co. KGaA	16,018	701,567

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	75,134	1,529,849

Republic of Korea 0.0%
Daishin Securities Co., Ltd. *	48,220	447,491

Sweden 0.0%
Corem Property Group AB	24,919	557,945
Total Preferred Stocks (Cost $3,261,702)		3,236,852

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
PointsBet Holdings Ltd.
expires 07/08/24 *(b)	19,829	794

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	44,499	81,122

Singapore 0.0%
Ezion Holdings Ltd.
expires 04/16/24 *(b)	802,298	0
Total Warrants (Cost $0)		81,916

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United Kingdom 0.1%
Picton Property Income Ltd.	1,009,548	931,323
Balanced Commercial Property Trust Ltd.	1,010,797	1,070,756
SECURITY	NUMBER OF SHARES	VALUE ($)
UK Commercial Property REIT Ltd.	1,311,975	902,178
		2,904,257
Total Investment Companies (Cost $3,799,153)		2,904,257

SHORT-TERM INVESTMENTS 2.4% OF NET ASSETS

Money Market Funds 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)	1,195,998	1,195,998
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)(d)	85,721,042	85,721,042
		86,917,040
Total Short-Term Investments (Cost $86,917,040)		86,917,040
Total Investments in Securities (Cost $3,744,290,460)		3,723,790,022

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	105	10,744,650	(181,423)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $80,976,260.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
See financial notes
56Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,960,564,920	$—	$—	$1,960,564,920
Australia	239,594,194	—	204,688*	239,798,882
Hong Kong	33,063,375	—	1,047,392*	34,110,767
Japan	637,057,912	—	571,342	637,629,254
Republic of Korea	188,972,049	—	495,789	189,467,838
Singapore	39,304,859	—	0*	39,304,859
Spain	71,036,657	—	0*	71,036,657
United Kingdom	458,055,794	—	680,986*	458,736,780
Preferred Stocks[1]	3,236,852	—	—	3,236,852
Warrants[1]
Australia	—	—	794	794
Italy	—	—	81,122	81,122
Singapore	—	—	0*	0
Investment Companies[1]	2,904,257	—	—	2,904,257
Short-Term Investments[1]	86,917,040	—	—	86,917,040
Liabilities
Futures Contracts[2]	(181,423)	—	—	(181,423)
Total	$3,720,526,486	$—	$3,082,113	$3,723,608,599

*	Level 3 amount shown includes securities determined to have no value at February 28, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab International Equity ETFs | Semiannual Report57

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $3,744,290,460) including securities on loan of $80,976,260		$3,723,790,022
Foreign currency, at value (cost $7,791,743)		7,755,999
Deposit with broker for futures contracts		592,250
Receivables:
Dividends		7,495,133
Foreign tax reclaims		2,207,721
Investments sold		635,231
Income from securities on loan	+	312,425
Total assets		3,742,788,781

Liabilities
Collateral held for securities on loan		85,721,042
Payables:
Investments bought		8,243,163
Management fees		311,053
Variation margin on futures contracts		76,570
Foreign capital gains tax	+	15,594
Total liabilities		94,367,422
Net assets		$3,648,421,359

Net Assets by Source
Capital received from investors		$3,954,974,020
Total distributable loss	+	(306,552,661)
Net assets		$3,648,421,359

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,648,421,359		109,100,000		$33.44

See financial notes
58Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $4,366,919)		$37,935,479
Securities on loan, net	+	2,046,413
Total investment income		39,981,892

Expenses
Management fees		1,830,662
Professional fees	+	1,979[1]
Total expenses		1,832,641
Expense reduction	–	1,979[1]
Net expenses	–	1,830,662
Net investment income		38,151,230

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $3,911)		(57,605,231)
Net realized gains on sales of in-kind redemptions - unaffiliated		12,811,447
Net realized gains on futures contracts		1,246,080
Net realized losses on foreign currency transactions	+	(143,520)
Net realized losses		(43,691,224)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of $163,546)		248,147,876
Net change in unrealized appreciation (depreciation) on futures contracts		312,126
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	93,376
Net change in unrealized appreciation (depreciation)	+	248,553,378
Net realized and unrealized gains		204,862,154
Increase in net assets resulting from operations		$243,013,384

[1]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
Schwab International Equity ETFs | Semiannual Report59

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$38,151,230	$89,950,559
Net realized gains (losses)		(43,691,224)	68,253,006
Net change in unrealized appreciation (depreciation)	+	248,553,378	(1,174,022,628)
Increase (decrease) in net assets resulting from operations		$243,013,384	($1,015,819,063)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($59,749,300)	($93,611,110)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,800,000	$150,848,827	21,600,000	$800,090,348
Shares redeemed	+	(2,500,000)	(68,400,253)	(3,500,000)	(140,297,403)
Net transactions in fund shares		2,300,000	$82,448,574	18,100,000	$659,792,945

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		106,800,000	$3,382,708,701	88,700,000	$3,832,345,929
Total increase (decrease)	+	2,300,000	265,712,658	18,100,000	(449,637,228)
End of period		109,100,000	$3,648,421,359	106,800,000	$3,382,708,701
See financial notes
60Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$25.22	$31.64	$27.11	$24.82	$25.89	$26.99
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.93	0.63	0.79	0.72	0.68
Net realized and unrealized gains (losses)	(0.87)	(6.63)	4.64	2.34	(1.00)	(1.13)
Total from investment operations	(0.63)	(5.70)	5.27	3.13	(0.28)	(0.45)
Less distributions:
Distributions from net investment income	(0.61)	(0.72)	(0.74)	(0.84)	(0.79)	(0.65)
Net asset value at end of period	$23.98	$25.22	$31.64	$27.11	$24.82	$25.89
Total return	(2.50%)[2]	(18.32%)	19.53%	12.76%	(0.97%)	(1.79%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%[3,4]	0.11%[4]	0.11%	0.12%[5]	0.13%	0.13%
Net investment income (loss)	1.98%[3]	3.33%	2.04%	3.16%	2.85%	2.48%
Portfolio turnover rate[6]	6%[2]	13%	15%	15%	13%	18%
Net assets, end of period (x 1,000,000)	$8,433	$8,557	$9,505	$7,196	$5,804	$4,901

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Semiannual Report61

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.0% OF NET ASSETS

Brazil 4.4%
Ambev S.A.	6,068,283	15,563,873
Atacadao S.A.	760,822	1,960,093
Auren Energia S.A.	515,497	1,461,366
B3 S.A. - Brasil Bolsa Balcao	8,463,886	17,103,836
Banco Bradesco S.A.	2,170,463	4,839,234
Banco BTG Pactual S.A.	1,617,764	6,259,473
Banco do Brasil S.A.	1,188,764	9,176,392
Banco Santander Brasil S.A.	506,357	2,747,734
BB Seguridade Participacoes S.A.	942,436	6,175,558
BRF S.A. *	1,083,799	1,278,794
Caixa Seguridade Participacoes S.A.	607,983	986,384
CCR S.A.	1,520,536	3,200,852
Centrais Eletricas Brasileiras S.A.	1,851,632	12,172,316
Cia de Saneamento Basico do Estado de Sao Paulo	500,168	4,957,897
Cia Energetica de Minas Gerais	420,183	1,247,503
Cia Paranaense de Energia	590,447	714,775
Cielo S.A.	1,598,330	1,469,532
Companhia Siderurgica Nacional S.A.	857,014	2,736,496
Cosan S.A.	1,676,925	4,811,680
CPFL Energia S.A.	258,030	1,497,065
CSN Mineracao S.A.	708,145	632,091
Dexco S.A.	460,439	575,031
Diagnosticos da America S.A.	115,336	204,131
EDP - Energias do Brasil S.A.	353,450	1,328,983
Embraer S.A. *	1,001,401	3,182,187
Energisa S.A.	423,775	3,140,547
Eneva S.A. *	1,671,822	3,660,223
Engie Brasil Energia S.A.	233,614	1,757,687
Equatorial Energia S.A.	1,293,865	6,302,409
GPS Participacoes e Empreendimentos S.A. *	599,865	1,355,835
Grendene S.A.	442,340	558,358
GRUPO DE MODA SOMA S.A.	604,835	1,017,191
Grupo Mateus S.A. *	550,223	594,414
Hapvida Participacoes e Investimentos S.A. *	5,527,332	4,753,715
Hypera S.A.	567,672	4,528,806
Itau Unibanco Holding S.A.	639,606	2,660,992
JBS S.A.	1,889,136	6,943,996
Klabin S.A.	1,067,932	3,980,684
Localiza Rent a Car S.A.	1,080,189	11,481,159
Lojas Renner S.A.	1,362,923	4,868,794
M Dias Branco S.A.	172,653	1,110,189
Magazine Luiza S.A. *	4,170,712	2,867,979
Marfrig Alimentos S.A.	433,324	528,717
Multiplan Empreendimentos Imobiliarios S.A.	378,123	1,823,004
Natura & Co. Holding S.A.	1,326,782	3,893,405
Neoenergia S.A.	304,434	820,462
Odontoprev S.A.	366,430	809,968
Petro Rio S.A. *	947,159	6,113,981
Petroleo Brasileiro S.A.	5,238,906	28,850,259
SECURITY	NUMBER OF SHARES	VALUE ($)
Porto Seguro S.A.	258,127	1,308,756
Raia Drogasil S.A.	1,493,087	6,486,336
Rede D'Or Sao Luiz S.A.	1,137,677	5,567,768
Rumo S.A.	1,733,286	5,962,767
Sao Martinho S.A.	231,333	1,205,252
Sendas Distribuidora S.A.	1,284,526	4,463,252
SIMPAR S.A.	445,134	612,190
SLC Agricola S.A.	132,720	1,252,536
Smartfit Escola de Ginastica e Danca S.A. *	150,211	446,832
Suzano S.A.	976,351	8,928,112
Telefonica Brasil S.A.	599,542	4,471,846
TIM S.A.	1,138,934	2,674,609
TOTVS S.A.	627,407	3,279,625
Transmissora Alianca de Energia Eletrica S.A.	306,901	2,086,294
Ultrapar Participacoes S.A.	1,301,145	3,284,826
Usinas Siderurgicas de Minas Gerais S.A.	321,342	448,711
Vale S.A.	5,433,301	88,794,461
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	459,415	1,168,623
Vibra Energia S.A.	1,576,473	4,466,075
WEG S.A.	2,062,293	15,469,074
		373,083,995

Chile 0.5%
Banco de Chile	61,385,460	6,342,502
Banco de Credito e Inversiones S.A.	76,480	2,379,821
Banco Santander Chile	85,970,070	3,624,326
CAP S.A.	102,498	848,213
Cencosud S.A.	1,830,786	3,442,299
Cencosud Shopping S.A.	705,413	1,000,051
Cia Cervecerias Unidas S.A.	184,921	1,405,061
Cia Sud Americana de Vapores S.A.	24,376,028	2,342,877
Colbun S.A.	10,344,802	1,180,708
Empresas CMPC S.A.	1,676,110	2,769,470
Empresas Copec S.A.	691,837	4,970,517
Enel Americas S.A.	26,239,696	3,248,654
Enel Chile S.A.	35,097,980	1,572,429
Falabella S.A.	1,087,060	2,379,701
Itau CorpBanca Chile S.A.	446,325,610	953,947
Plaza S.A.	441,125	545,878
Quinenco S.A.	379,338	1,337,159
Sociedad Quimica y Minera de Chile S.A., A Shares	24,613	1,738,726
		42,082,339

China 35.0%
360 DigiTech, Inc., ADR	180,371	3,672,354
360 Security Technology, Inc., A Shares	728,500	1,130,733
37 Interactive Entertainment Network Technology Group Co., Ltd., A Shares	168,800	533,472
See financial notes
62Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
3peak, Inc., A Shares	10,330	378,669
3SBio, Inc.	2,153,141	2,134,077
Addsino Co., Ltd., A Shares	170,900	272,390
Advanced Micro-Fabrication Equipment, Inc. China, A Shares *	60,112	910,539
AECC Aero-Engine Control Co., Ltd., A Shares	113,300	412,670
AECC Aviation Power Co., Ltd., A Shares	262,400	1,732,549
Agile Group Holdings Ltd. *	1,876,784	516,447
Agricultural Bank of China Ltd., A Shares	9,104,300	3,837,277
Agricultural Bank of China Ltd., H Shares	42,981,905	14,894,042
Aier Eye Hospital Group Co., Ltd., A Shares	704,272	3,165,916
Air China Ltd., A Shares *	769,800	1,230,271
Air China Ltd., H Shares *	2,022,627	1,862,997
Akeso, Inc. *	689,867	3,515,470
Alibaba Group Holding Ltd. *	21,029,342	231,739,357
Alibaba Health Information Technology Ltd. *	6,584,742	4,697,695
Alibaba Pictures Group Ltd. *	18,381,865	1,159,185
A-Living Smart City Services Co., Ltd.	1,114,339	1,138,544
Aluminum Corp. of China Ltd., A Shares	2,742,600	2,181,708
Aluminum Corp. of China Ltd., H Shares	3,708,825	1,889,968
Amlogic Shanghai Co., Ltd., A Shares *	40,017	458,270
Angang Steel Co., Ltd., H Shares	5,844,249	1,913,462
Angel Yeast Co., Ltd., A Shares	93,800	545,661
Angelalign Technology, Inc. (a)	60,454	828,696
Anhui Anke Biotechnology Group Co., Ltd., A Shares	148,500	244,378
Anhui Conch Cement Co., Ltd., A Shares	435,700	1,922,879
Anhui Conch Cement Co., Ltd., H Shares	1,588,037	5,826,545
Anhui Expressway Co., Ltd., H Shares	854,621	799,149
Anhui Gujing Distillery Co., Ltd., A Shares	69,604	2,741,627
Anhui Kouzi Distillery Co., Ltd., A Shares	23,200	229,941
Anhui Yingjia Distillery Co., Ltd., A Shares	30,900	311,769
Anhui Zhongding Sealing Parts Co., Ltd., A Shares	113,200	239,046
Anjoy Foods Group Co., Ltd., A Shares	30,300	712,551
ANTA Sports Products Ltd.	1,575,999	20,760,341
Apeloa Pharmaceutical Co., Ltd., A Shares	120,600	416,185
Asymchem Laboratories Tianjin Co., Ltd., A Shares	21,280	438,383
Autohome, Inc., ADR	83,838	2,557,059
Avary Holding Shenzhen Co., Ltd., A Shares	76,700	313,786
AVIC Industry-Finance Holdings Co., Ltd., A Shares	775,300	485,141
AviChina Industry & Technology Co., Ltd., H Shares	3,234,810	1,541,269
AVICOPTER plc, A Shares	57,300	374,131
BAIC Motor Corp., Ltd., H Shares	3,147,960	854,214
Baidu, Inc., A Shares *	3,143,850	53,989,551
Bank of Beijing Co., Ltd., A Shares	2,083,400	1,297,686
Bank of Changsha Co., Ltd., A Shares	390,200	451,848
Bank of Chengdu Co., Ltd., A Shares	147,900	305,727
Bank of China Ltd., A Shares	5,190,700	2,411,779
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of China Ltd., H Shares	105,529,397	38,718,984
Bank of Communications Co., Ltd., A Shares	4,163,800	2,934,911
Bank of Communications Co., Ltd., H Shares	10,085,881	5,961,971
Bank of Guiyang Co., Ltd., A Shares	425,000	344,196
Bank of Hangzhou Co., Ltd., A Shares	581,300	1,014,309
Bank of Jiangsu Co., Ltd., A Shares	571,800	591,401
Bank of Nanjing Co., Ltd., A Shares	1,026,700	1,463,613
Bank of Ningbo Co., Ltd., A Shares	643,560	2,734,693
Bank of Shanghai Co., Ltd., A Shares	1,405,870	1,209,359
Bank of Zhengzhou Co., Ltd., A Shares *	749,970	258,919
Baoshan Iron & Steel Co., Ltd., A Shares	1,840,432	1,742,026
BBMG Corp., A Shares	1,897,200	712,299
BeiGene Ltd. *	861,456	14,651,172
Beijing Capital Development Co., Ltd., A Shares	365,200	284,734
Beijing Capital Eco-Environment Protection Group Co., Ltd., A Shares	733,500	310,210
Beijing Capital International Airport Co., Ltd., H Shares *	2,587,661	1,892,245
Beijing Dabeinong Technology Group Co., Ltd., A Shares *	414,300	491,079
Beijing Easpring Material Technology Co., Ltd., A Shares	49,000	421,156
Beijing E-Hualu Information Technology Co., Ltd., A Shares *	83,900	297,621
Beijing Enlight Media Co., Ltd., A Shares	270,800	296,054
Beijing Enterprises Holdings Ltd.	706,534	2,313,259
Beijing Enterprises Water Group Ltd.	5,735,116	1,439,350
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,390,063	596,793
Beijing Kingsoft Office Software, Inc., A Shares	45,845	1,919,084
Beijing New Building Materials plc, A Shares	164,100	710,297
Beijing Originwater Technology Co., Ltd., A Shares	367,077	265,076
Beijing Shiji Information Technology Co., Ltd., A Shares	194,600	465,246
Beijing Shougang Co., Ltd., A Shares	681,700	404,997
Beijing Shunxin Agriculture Co., Ltd., A Shares	70,600	342,047
Beijing Sinnet Technology Co., Ltd., A Shares	230,100	339,604
Beijing Tongrentang Co., Ltd., A Shares	138,600	976,143
Beijing United Information Technology Co., Ltd., A Shares	49,590	576,316
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., A Shares	32,679	596,070
Beijing Yanjing Brewery Co., Ltd., A Shares	399,900	776,019
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., A Shares	21,700	281,032
Beijing Zhong Ke San Huan High-Tech Co., Ltd., A Shares	117,530	244,470
Bethel Automotive Safety Systems Co., Ltd., A Shares	39,100	412,278
Betta Pharmaceuticals Co., Ltd., A Shares	25,400	213,052
Bilibili, Inc., Z Shares *	323,011	6,374,215
See financial notes
Schwab International Equity ETFs | Semiannual Report63

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bloomage Biotechnology Corp., Ltd., A Shares	34,275	625,181
Blue Moon Group Holdings Ltd.	1,295,559	779,035
BOE Technology Group Co., Ltd., A Shares	3,461,900	2,076,632
BOE Technology Group Co., Ltd., B Shares	1,557,650	726,288
Bosideng International Holdings Ltd.	5,130,841	2,843,386
Bright Dairy & Food Co., Ltd., A Shares	129,100	203,910
BTG Hotels Group Co., Ltd., A Shares	102,500	362,127
BYD Co., Ltd., A Shares	176,100	6,606,568
BYD Co., Ltd., H Shares	1,172,181	31,538,904
BYD Electronic International Co., Ltd.	1,074,604	3,128,187
By-health Co., Ltd., A Shares	220,700	728,926
C&S Paper Co., Ltd., A Shares	248,400	455,944
Caida Securities Co., Ltd., A Shares	210,700	250,050
Caitong Securities Co., Ltd., A Shares	819,160	908,515
CanSino Biologics, Inc., H Shares (a)	144,065	1,093,863
CECEP Solar Energy Co., Ltd., A Shares	363,000	370,744
CECEP Wind-Power Corp., A Shares	631,020	359,457
Central China Securities Co., Ltd., A Shares	715,300	399,235
CGN Power Co., Ltd., H Shares	17,210,126	3,858,822
Changchun High & New Technology Industry Group, Inc., A Shares	41,300	1,172,098
Changjiang Securities Co., Ltd., A Shares	537,200	437,383
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	26,400	573,442
Chaozhou Three-Circle Group Co., Ltd., A Shares	213,608	978,976
Chengdu Xingrong Environment Co., Ltd., A Shares	283,400	209,542
Chengxin Lithium Group Co., Ltd., A Shares	81,300	444,409
China Baoan Group Co., Ltd., A Shares	261,200	480,941
China Cinda Asset Management Co., Ltd., H Shares	12,231,436	1,589,409
China CITIC Bank Corp., Ltd., A Shares	472,900	334,691
China CITIC Bank Corp., Ltd., H Shares	13,864,862	6,411,803
China Coal Energy Co., Ltd., A Shares	1,400,000	1,766,187
China Coal Energy Co., Ltd., H Shares	1,684,263	1,302,437
China Communications Services Corp., Ltd., H Shares	3,379,122	1,312,991
China Conch Environment Protection Holdings Ltd. *	1,909,490	705,462
China Conch Venture Holdings Ltd.	2,066,907	4,160,409
China Construction Bank Corp., A Shares	1,445,400	1,172,671
China Construction Bank Corp., H Shares	130,020,407	79,507,988
China CSSC Holdings Ltd., A Shares	443,700	1,524,806
China East Education Holdings Ltd.	541,640	407,118
China Eastern Airlines Corp., Ltd., A Shares *	976,400	762,670
China Eastern Airlines Corp., Ltd., H Shares *	2,410,160	976,407
China Energy Engineering Corp., Ltd.	5,006,900	1,714,174
China Energy Engineering Corp., Ltd., A Shares	2,367,788	277,516
China Everbright Bank Co., Ltd., A Shares	4,233,400	1,814,741
China Everbright Bank Co., Ltd., H Shares	5,591,168	1,609,789
China Everbright Environment Group Ltd.	5,131,371	2,078,828
SECURITY	NUMBER OF SHARES	VALUE ($)
China Everbright Ltd.	1,220,858	874,097
China Evergrande Group *(b)	5,098,336	267,923
China Feihe Ltd.	5,677,386	4,542,198
China Galaxy Securities Co., Ltd., H Shares	5,782,640	2,880,454
China Gas Holdings Ltd.	4,087,436	5,707,153
China Great Wall Securities Co., Ltd., A Shares	566,200	708,595
China Greatwall Technology Group Co., Ltd., A Shares	301,900	565,436
China Hongqiao Group Ltd.	3,043,206	3,252,755
China International Capital Corp., Ltd., A Shares	88,600	534,146
China International Capital Corp., Ltd., H Shares	2,058,510	4,426,734
China International Marine Containers Group Co., Ltd., H Shares	1,267,845	889,971
China Jinmao Holdings Group Ltd.	9,175,661	1,776,802
China Jushi Co., Ltd., A Shares	395,577	862,090
China Lesso Group Holdings Ltd.	1,286,341	1,355,251
China Life Insurance Co., Ltd., H Shares	10,355,263	17,545,703
China Literature Ltd. *	565,937	2,418,904
China Longyuan Power Group Corp., Ltd., H Shares	4,661,696	5,719,107
China Medical System Holdings Ltd.	1,726,638	2,595,621
China Meheco Co., Ltd., A Shares	150,240	340,821
China Meidong Auto Holdings Ltd.	621,796	1,337,145
China Mengniu Dairy Co., Ltd. *	4,284,363	18,830,565
China Merchants Bank Co., Ltd., A Shares	2,123,300	11,395,820
China Merchants Bank Co., Ltd., H Shares	5,279,287	28,583,948
China Merchants Energy Shipping Co., Ltd., A Shares	819,400	829,808
China Merchants Expressway Network & Technology Holdings Co. Ltd, A Shares	195,100	232,379
China Merchants Port Holdings Co., Ltd.	2,184,493	3,061,268
China Merchants Securities Co., Ltd., A Shares	686,480	1,380,524
China Merchants Securities Co., Ltd., H Shares	718,172	710,898
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	751,200	1,602,528
China Minmetals Rare Earth Co., Ltd., A Shares *	125,400	727,683
China Minsheng Banking Corp., Ltd., A Shares	3,941,200	1,933,267
China Minsheng Banking Corp., Ltd., H Shares	9,260,053	3,196,986
China National Accord Medicines Corp., Ltd., B Shares	139,945	316,635
China National Building Material Co., Ltd., H Shares	6,368,863	5,639,034
China National Chemical Engineering Co., Ltd., A Shares	593,100	769,562
China National Nuclear Power Co., Ltd., A Shares	1,630,000	1,420,919
China National Software & Service Co., Ltd., A Shares	60,800	624,644
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	343,200	1,434,176
China Oilfield Services Ltd., A Shares	263,029	599,332
China Oilfield Services Ltd., H Shares	2,332,070	2,495,622
See financial notes
64Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Overseas Land & Investment Ltd.	5,386,649	13,354,251
China Pacific Insurance Group Co., Ltd., A Shares	570,600	2,267,067
China Pacific Insurance Group Co., Ltd., H Shares	3,744,931	9,923,507
China Petroleum & Chemical Corp., A Shares	5,055,600	3,388,969
China Petroleum & Chemical Corp., H Shares	33,546,769	17,137,721
China Power International Development Ltd.	7,069,524	2,800,971
China Railway Group Ltd., A Shares	2,089,900	1,815,814
China Railway Group Ltd., H Shares	5,509,287	2,870,627
China Railway Signal & Communication Corp., Ltd., A Shares	779,378	572,899
China Railway Signal & Communication Corp., Ltd., H Shares	1,805,771	657,941
China Reinsurance Group Corp., H Shares	9,732,509	694,338
China Resources Beer Holdings Co., Ltd.	2,188,451	16,156,537
China Resources Boya Bio-pharmaceutical Group Co., Ltd., A Shares	90,500	456,946
China Resources Cement Holdings Ltd.	3,005,187	1,615,630
China Resources Double Crane Pharmaceutical Co., Ltd., A Shares	108,140	286,851
China Resources Gas Group Ltd.	1,233,031	5,199,481
China Resources Land Ltd.	3,829,581	16,978,077
China Resources Microelectronics Ltd., A Shares	93,908	732,033
China Resources Mixc Lifestyle Services Ltd.	809,485	4,434,404
China Resources Pharmaceutical Group Ltd.	2,463,137	2,023,980
China Resources Power Holdings Co., Ltd.	2,615,129	5,337,202
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	100,500	736,290
China Ruyi Holdings Ltd. *(a)	3,265,819	811,306
China Shenhua Energy Co., Ltd., A Shares	994,970	4,007,532
China Shenhua Energy Co., Ltd., H Shares	4,344,118	13,060,855
China South Publishing & Media Group Co., Ltd., A Shares	175,200	252,025
China Southern Airlines Co., Ltd., A Shares *	1,698,100	1,929,742
China Southern Airlines Co., Ltd., H Shares *	1,642,597	1,196,975
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., A Shares	262,500	313,035
China State Construction Engineering Corp., Ltd., A Shares	4,149,100	3,354,279
China State Construction International Holdings Ltd.	2,431,554	2,766,262
China Suntien Green Energy Corp., Ltd., H Shares	2,593,467	1,136,573
China Taiping Insurance Holdings Co., Ltd.	2,046,344	2,416,665
China Three Gorges Renewables Group Co., Ltd., A Shares	2,426,900	1,951,518
SECURITY	NUMBER OF SHARES	VALUE ($)
China Tourism Group Duty Free Corp., Ltd., A Shares	192,200	5,462,675
China Tower Corp., Ltd., H Shares	65,354,500	7,077,053
China Traditional Chinese Medicine Holdings Co., Ltd.	3,342,770	1,733,241
China United Network Communications Ltd., A Shares	2,702,400	2,052,544
China Vanke Co., Ltd., A Shares	966,700	2,383,480
China Vanke Co., Ltd., H Shares	2,626,129	4,583,472
China Yangtze Power Co., Ltd., A Shares	2,236,800	6,808,506
China Zhenhua Group Science & Technology Co., Ltd., A Shares	51,400	768,963
China Zheshang Bank Co., Ltd., A Shares *	849,100	356,657
Chinalin Securities Co., Ltd., A Shares	87,900	188,781
Chongqing Brewery Co., Ltd., A Shares	45,800	905,564
Chongqing Changan Automobile Co., Ltd., A Shares	837,664	1,617,079
Chongqing Changan Automobile Co., Ltd., B Shares	2,075,698	1,004,860
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	85,200	313,876
Chongqing Rural Commercial Bank Co., Ltd., H Shares	5,072,430	1,751,231
Chongqing Zhifei Biological Products Co., Ltd., A Shares	157,800	2,035,236
CIFI Holdings Group Co., Ltd. (a)	5,649,504	604,571
CITIC Ltd.	6,808,630	7,511,655
Citic Pacific Special Steel Group Co., Ltd., A Shares	510,710	1,499,431
CITIC Securities Co., Ltd., A Shares	1,200,480	3,566,022
CITIC Securities Co., Ltd., H Shares	3,176,439	6,725,577
CMOC Group Ltd., A Shares	893,700	758,495
CMOC Group Ltd., H Shares	5,448,799	3,061,240
CNOOC Energy Technology & Services Ltd., A Shares	752,500	353,967
CNPC Capital Co., Ltd., A Shares	400,000	339,485
Contemporary Amperex Technology Co., Ltd., A Shares	238,400	13,851,254
COSCO Shipping Development Co., Ltd., A Shares	1,229,500	443,927
COSCO Shipping Development Co., Ltd., H Shares	4,153,365	539,707
COSCO Shipping Energy Transportation Co., Ltd., H Shares *	2,794,550	2,677,243
COSCO Shipping Holdings Co., Ltd., A Shares	1,369,321	2,123,406
COSCO SHIPPING Holdings Co., Ltd., H Shares	4,306,932	4,466,326
COSCO Shipping Ports Ltd.	2,682,214	1,746,113
Country Garden Holdings Co., Ltd.	13,487,078	4,123,701
Country Garden Services Holdings Co., Ltd.	2,882,162	5,338,765
CRRC Corp., Ltd., A Shares	2,604,300	2,135,378
CRRC Corp., Ltd., H Shares	5,273,439	2,411,828
CSC Financial Co., Ltd., A Shares	507,900	1,956,581
CSC Financial Co., Ltd., H Shares	1,227,851	1,206,030
CSG Holding Co., Ltd., A Shares	466,346	466,903
CSG Holding Co., Ltd., B Shares	832,985	318,358
CSPC Pharmaceutical Group Ltd.	11,622,325	12,481,840
Daan Gene Co., Ltd., A Shares	140,160	323,398
Dada Nexus Ltd., ADR *	104,866	939,599
Dali Foods Group Co., Ltd.	2,939,677	1,187,181
Daqin Railway Co., Ltd., A Shares	1,448,400	1,414,710
Daqo New Energy Corp., ADR *	79,539	3,514,033
See financial notes
Schwab International Equity ETFs | Semiannual Report65

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DaShenLin Pharmaceutical Group Co., Ltd., A Shares	51,200	284,293
Datang International Power Generation Co., Ltd., H Shares *	5,574,635	951,654
DHC Software Co., Ltd., A Shares	366,300	346,714
Dian Diagnostics Group Co., Ltd., A Shares	69,500	266,535
Do-Fluoride New Materials Co., Ltd., A Shares	70,200	368,586
Dong-E-E-Jiao Co., Ltd., A Shares	58,500	402,499
Dongfang Electric Corp., Ltd., A Shares	268,900	763,180
Dongfang Electric Corp., Ltd., H Shares	464,804	743,734
Dongfeng Motor Group Co., Ltd., H Shares	4,340,380	2,217,329
Dongxing Securities Co., Ltd., A Shares	284,900	352,042
East Group Co., Ltd., A Shares	188,800	207,765
East Money Information Co., Ltd., A Shares	1,308,919	3,938,977
Eastern Air Logistics Co., Ltd., A Shares	221,000	492,121
Eastroc Beverage Group Co., Ltd., A Shares	16,000	471,758
Ecovacs Robotics Co., Ltd., A Shares	65,200	847,955
ENN Ecological Holdings Co., Ltd., A Shares	309,075	858,529
ENN Energy Holdings Ltd.	1,057,571	15,022,507
Eternal Asia Supply Chain Management Ltd., A Shares	239,100	208,774
Eve Energy Co., Ltd., A Shares	186,536	1,950,770
Everbright Securities Co., Ltd., A Shares	480,400	1,080,808
Fangda Carbon New Material Co., Ltd., A Shares *	362,080	348,449
Far East Horizon Ltd.	1,954,347	1,727,902
FAW Jiefang Group Co., Ltd., A Shares	236,400	290,072
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	98,800	237,062
FIH Mobile Ltd. *	4,486,748	480,141
Financial Street Holdings Co., Ltd., A Shares	274,900	209,189
First Capital Securities Co., Ltd., A Shares	440,700	379,733
Flat Glass Group Co., Ltd., A Shares	71,500	355,356
Flat Glass Group Co., Ltd., H Shares	596,592	1,577,079
Focus Media Information Technology Co., Ltd., A Shares	1,421,100	1,336,938
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	398,154	4,706,805
Fosun International Ltd.	3,071,266	2,511,947
Foxconn Industrial Internet Co., Ltd., A Shares	1,231,600	1,700,787
Fujian Sunner Development Co., Ltd., A Shares	120,900	432,003
Full Truck Alliance Co., Ltd., ADR *	890,504	6,233,528
Fuyao Glass Industry Group Co., Ltd., A Shares	160,200	854,268
Fuyao Glass Industry Group Co., Ltd., H Shares	892,190	3,995,220
Ganfeng Lithium Co., Ltd., A Shares	186,620	1,943,595
Ganfeng Lithium Co., Ltd., H Shares	488,372	3,403,268
G-bits Network Technology Xiamen Co., Ltd., A Shares	6,200	314,829
GCL System Integration Technology Co., Ltd., A Shares *	574,900	262,156
SECURITY	NUMBER OF SHARES	VALUE ($)
GD Power Development Co., Ltd., A Shares *	1,705,500	964,169
GDS Holdings Ltd., A shares *	1,290,198	3,159,132
Geely Automobile Holdings Ltd.	7,492,684	9,717,246
GEM Co., Ltd., A Shares	664,800	754,531
Gemdale Corp., A Shares	448,800	624,293
Genscript Biotech Corp. *	1,350,505	3,690,468
GF Securities Co., Ltd., A Shares	723,300	1,699,079
GF Securities Co., Ltd., H Shares	1,481,895	2,103,103
Gigadevice Semiconductor Beijing, Inc., A Shares	64,484	972,960
Ginlong Technologies Co., Ltd., A Shares *	37,350	853,091
Glarun Technology Co., Ltd., A Shares	112,900	287,459
GoerTek, Inc., A Shares	321,300	996,018
Goke Microelectronics Co., Ltd., A Shares	17,300	209,167
GOME Retail Holdings Ltd. *	17,137,076	344,947
GoodWe Technologies Co., Ltd., A Shares	9,632	538,276
Gotion High-tech Co., Ltd., A Shares	194,100	825,631
Grandjoy Holdings Group Co., Ltd., A Shares *	343,200	184,641
Great Wall Motor Co., Ltd., A Shares	244,600	1,213,553
Great Wall Motor Co., Ltd., H Shares	4,227,516	5,601,142
Greentown China Holdings Ltd.	1,198,725	1,637,089
GRG Banking Equipment Co., Ltd., A Shares	247,500	381,306
Guangdong Baolihua New Energy Stock Co., Ltd., A Shares	335,100	290,670
Guangdong Electric Power Development Co., Ltd., B Shares *	1,471,014	414,159
Guangdong Haid Group Co., Ltd., A Shares	162,600	1,485,730
Guangdong HEC Technology Holding Co., Ltd., A Shares	282,500	383,212
Guangdong Investment Ltd.	4,138,240	4,180,679
Guangdong Kinlong Hardware Products Co., Ltd., A Shares	21,800	301,519
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	74,500	204,798
Guanghui Energy Co., Ltd., A Shares	639,600	992,748
Guangshen Railway Co., Ltd., H Shares *	2,696,817	463,813
Guangxi Guiguan Electric Power Co., Ltd., A Shares	360,300	295,944
Guangxi Liugong Machinery Co., Ltd., A Shares	780,693	759,165
Guangzhou Automobile Group Co., Ltd., A Shares	350,060	577,584
Guangzhou Automobile Group Co., Ltd., H Shares	4,195,157	2,672,245
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	762,944
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	261,728	770,230
Guangzhou Haige Communications Group, Inc. Co., A Shares	379,000	519,566
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	45,900	556,476
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	240,284
See financial notes
66Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	187,780	1,215,274
Guangzhou Wondfo Biotech Co., Ltd., A Shares	52,400	250,629
Guangzhou Yuexiu Financial Holdings Group Co., Ltd., A Shares	280,118	264,737
Guangzhou Zhujiang Brewery Co., Ltd., A Shares	214,300	274,669
Guizhou Bailing Group Pharmaceutical Co., Ltd., A Shares *	165,000	206,022
Guizhou Panjiang Refined Coal Co., Ltd., A Shares	411,100	441,751
Guolian Securities Co., Ltd., A Shares	330,900	540,259
Guosen Securities Co., Ltd., A Shares	498,900	693,266
Guosheng Financial Holding, Inc., A Shares *	194,100	257,155
Guotai Junan Securities Co., Ltd., A Shares	640,000	1,315,592
Guotai Junan Securities Co., Ltd., H Shares	1,263,795	1,497,330
Guoyuan Securities Co., Ltd., A Shares	424,300	430,300
H World Group Ltd., ADR	305,928	14,491,809
Haidilao International Holding Ltd. *	1,458,679	4,032,529
Haier Smart Home Co., Ltd., A Shares	602,700	2,281,030
Haier Smart Home Co., Ltd., H Shares	3,252,947	11,500,004
Haisco Pharmaceutical Group Co., Ltd., A Shares	97,700	365,407
Haitian International Holdings Ltd.	788,841	2,060,162
Haitong Securities Co., Ltd., A Shares	942,400	1,240,410
Haitong Securities Co., Ltd., H Shares	4,719,238	3,036,136
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	106,000	327,376
Hangzhou Binjiang Real Estate Group Co., Ltd., A Shares	279,900	414,312
Hangzhou Chang Chuan Technology Co., Ltd., A Shares	59,500	378,995
Hangzhou First Applied Material Co., Ltd., A Shares	68,516	677,009
Hangzhou Lion Electronics Co., Ltd., A Shares	61,656	395,566
Hangzhou Oxygen Plant Group Co., Ltd., A Shares	68,200	382,611
Hangzhou Robam Appliances Co., Ltd., A Shares	97,000	429,626
Hangzhou Silan Microelectronics Co., Ltd., A Shares	165,400	802,053
Hangzhou Tigermed Consulting Co., Ltd., A Shares	64,700	1,074,595
Hangzhou Tigermed Consulting Co., Ltd., H Shares	188,504	2,162,531
Han's Laser Technology Industry Group Co., Ltd., A Shares	68,000	287,095
Hansoh Pharmaceutical Group Co., Ltd.	1,324,124	2,378,514
Haohua Chemical Science & Technology Co., Ltd., A Shares	79,400	524,483
Harbin Boshi Automation Co., Ltd., A Shares	97,500	231,418
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	327,646
Heilongjiang Agriculture Co., Ltd., A Shares	183,100	375,066
Henan Shuanghui Investment & Development Co., Ltd., A Shares	317,300	1,208,640
Hengan International Group Co., Ltd.	980,101	4,507,503
SECURITY	NUMBER OF SHARES	VALUE ($)
Hengdian Group DMEGC Magnetics Co., Ltd., A Shares	151,500	474,221
Hengli Petrochemical Co., Ltd., A Shares	426,000	1,081,592
Hengtong Optic-electric Co. Ltd, A Shares	235,300	498,579
Hengyi Petrochemical Co., Ltd.., A Shares	302,900	353,805
Hesteel Co., Ltd., A Shares	990,000	358,876
Hithink RoyalFlush Information Network Co., Ltd., A Shares *	69,900	1,191,529
Hongfa Technology Co., Ltd., A Shares	90,240	454,984
Hopson Development Holdings Ltd.	1,102,588	1,123,728
Hoshine Silicon Industry Co., Ltd., A Shares	57,100	804,872
Hua Hong Semiconductor Ltd. *	582,483	2,229,902
Huadian Power International Corp., Ltd., A Shares	155,552	128,439
Huadian Power International Corp., Ltd., H Shares	3,524,162	1,409,755
Huadong Medicine Co., Ltd., A Shares	176,500	1,219,964
Huafon Chemical Co., Ltd., A Shares	398,800	468,117
Huagong Tech Co., Ltd., A Shares	84,800	242,993
Huaibei Mining Holdings Co., Ltd., A Shares	208,500	435,493
Hualan Biological Engineering, Inc., A Shares	171,980	548,964
Huali Industrial Group Co., Ltd., A Shares	29,400	243,474
Huaneng Lancang River Hydropower, Inc., A Shares	701,800	716,771
Huaneng Power International, Inc., A Shares *	643,400	756,157
Huaneng Power International, Inc., H Shares *	5,891,573	2,897,187
Huatai Securities Co., Ltd., A Shares	600,800	1,088,954
Huatai Securities Co., Ltd., H Shares	2,438,216	2,742,779
Huaxi Securities Co., Ltd., A Shares	165,400	196,766
Huaxia Bank Co., Ltd., A Shares	1,593,800	1,196,777
Huaxin Cement Co., Ltd., A Shares	128,926	323,442
Huaxin Cement Co., Ltd., H Shares	765,024	865,458
Huayu Automotive Systems Co., Ltd., A Shares	295,100	802,306
Hubei Biocause Pharmaceutical Co., Ltd., A Shares	395,700	198,655
Hubei Energy Group Co., Ltd., A Shares	606,600	387,431
Hubei Jumpcan Pharmaceutical Co., Ltd., A Shares	75,800	318,936
Hubei Xingfa Chemicals Group Co., Ltd., A Shares	108,000	545,305
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	766,297
Humanwell Healthcare Group Co., Ltd., A Shares	151,600	581,827
Hunan Gold Corp., Ltd., A Shares	110,600	281,126
Hunan Valin Steel Co., Ltd., A Shares	589,100	476,249
Hundsun Technologies, Inc., A Shares	185,694	1,186,014
Hygeia Healthcare Holdings Co., Ltd. *	470,867	3,422,251
Iflytek Co., Ltd., A Shares	251,300	1,747,464
Imeik Technology Development Co., Ltd., A Shares	18,000	1,523,696
Industrial & Commercial Bank of China Ltd., A Shares	7,576,900	4,686,720
Industrial & Commercial Bank of China Ltd., H Shares	110,171,238	55,018,951
See financial notes
Schwab International Equity ETFs | Semiannual Report67

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial Bank Co., Ltd., A Shares	2,033,400	4,946,243
Industrial Securities Co., Ltd., A Shares	861,060	796,441
Ingenic Semiconductor Co., Ltd., A Shares	49,600	540,115
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares	3,718,200	1,096,467
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	201,900	387,437
Inner Mongolia ERDOS Resources Co., Ltd., B Shares	642,700	1,271,261
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., A Shares	822,900	523,213
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	624,600	2,736,786
Inner Mongolia Yuan Xing Energy Co., Ltd., A Shares	326,900	444,381
Innovent Biologics, Inc. *	1,945,230	9,441,781
Inspur Electronic Information Industry Co., Ltd., A Shares	82,228	461,310
Intco Medical Technology Co., Ltd., A Shares	107,250	396,188
iQIYI, Inc., ADR *	436,915	3,377,353
iRay Technology Co., Ltd., A Shares	5,000	299,114
JA Solar Technology Co., Ltd., A Shares	245,540	2,158,811
Jafron Biomedical Co., Ltd., A Shares	68,050	317,261
Jason Furniture Hangzhou Co., Ltd., A Shares	75,010	508,325
JCET Group Co., Ltd., A Shares	221,200	895,402
JD Health International, Inc. *	1,022,934	7,134,930
JD Logistics, Inc. *	2,339,875	4,173,291
JD.com, Inc., A Shares	3,312,615	73,304,188
Jiangsu Cnano Technology Co., Ltd., A Shares	25,274	262,494
Jiangsu Eastern Shenghong Co., Ltd., A Shares	403,900	902,307
Jiangsu Expressway Co., Ltd., A Shares	434,000	516,302
Jiangsu Expressway Co., Ltd., H Shares	1,385,438	1,323,751
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	110,784	1,098,645
Jiangsu Hengrui Medicine Co., Ltd., A Shares	635,844	3,978,770
Jiangsu King's Luck Brewery JSC Ltd., A Shares	136,700	1,260,479
Jiangsu Linyang Energy Co., Ltd., A Shares	188,800	232,751
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	147,300	3,602,352
Jiangsu Yangnong Chemical Co., Ltd., A Shares	34,000	524,988
Jiangsu Yoke Technology Co., Ltd., A Shares	41,800	297,760
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	93,500	424,346
Jiangsu Zhongtian Technology Co., Ltd., A Shares	311,600	719,867
Jiangxi Copper Co., Ltd., A Shares	369,700	1,043,416
Jiangxi Copper Co., Ltd., H Shares	1,360,464	2,142,217
Jiangxi Special Electric Motor Co., Ltd., A Shares *	161,500	415,848
Jiangxi Zhengbang Technology Co., Ltd., A Shares *	259,400	131,347
SECURITY	NUMBER OF SHARES	VALUE ($)
Jilin Aodong Pharmaceutical Group Co., Ltd., A Shares	105,100	235,094
Jinke Smart Services Group Co., Ltd., H Shares	337,177	520,617
Jinxin Fertility Group Ltd.	1,992,503	1,583,950
JiuGui Liquor Co., Ltd., A Shares	31,000	677,775
Jiumaojiu International Holdings Ltd.	868,453	2,093,271
Jizhong Energy Resources Co., Ltd., A Shares	326,700	335,079
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	175,700	333,369
Joinn Laboratories China Co., Ltd., A Shares	39,480	333,652
Joinn Laboratories China Co., Ltd., H Shares	111,512	483,013
Jointown Pharmaceutical Group Co., Ltd., A Shares	288,300	600,098
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	431,990
Joyoung Co., Ltd., A Shares	194,800	549,230
JOYY, Inc., ADR	62,914	1,975,500
Juewei Food Co., Ltd., A Shares	39,500	297,740
Juneyao Airlines Co., Ltd., A Shares *	250,400	647,639
Kaishan Group Co., Ltd., A Shares *	90,100	210,614
Kanzhun Ltd., ADR *	189,351	3,815,423
KE Holdings, Inc., ADR *	897,506	16,379,485
Keda Industrial Group Co., Ltd.	180,000	424,385
Kingboard Holdings Ltd.	1,012,000	3,609,911
Kingboard Laminates Holdings Ltd.	1,464,839	1,825,100
Kingdee International Software Group Co., Ltd. *	3,557,848	6,626,631
Kingsoft Cloud Holdings Ltd., ADR *(a)	139,918	538,684
Kingsoft Corp., Ltd.	1,197,904	3,944,942
Kuaishou Technology *	2,715,475	18,161,977
Kuang-Chi Technologies Co., Ltd., A Shares	192,000	483,611
Kunlun Energy Co., Ltd.	5,166,166	4,133,196
Kunlun Tech Co., Ltd., A Shares	191,800	612,506
Kweichow Moutai Co., Ltd., A Shares	122,700	32,013,162
KWG Group Holdings Ltd. *	1,705,596	362,870
Lakala Payment Co., Ltd., A Shares *	85,300	234,364
Lao Feng Xiang Co., Ltd., A Shares	174,958	1,225,917
Laobaixing Pharmacy Chain JSC, A Shares	48,230	279,249
LB Group Co., Ltd., A Shares	294,400	927,874
Lee & Man Paper Manufacturing Ltd.	2,082,247	899,270
Legend Holdings Corp., H Shares	726,019	801,909
Lens Technology Co., Ltd., A Shares	476,700	874,308
Lepu Medical Technology Beijing Co., Ltd., A Shares	231,000	780,224
Levima Advanced Materials Corp., A Shares	70,900	352,068
Leyard Optoelectronic Co., Ltd., A Shares	216,500	195,892
Li Auto, Inc., ADR *	732,164	17,286,392
Li Ning Co., Ltd.	3,182,779	27,065,482
LianChuang Electronic Technology Co., Ltd., A Shares	97,600	183,640
Lianhe Chemical Technology Co., Ltd., A Shares	84,000	198,772
Liaoning Port Co., Ltd., A Shares	1,571,500	366,217
Lingyi iTech Guangdong Co., A Shares *	675,100	556,457
Livzon Pharmaceutical Group, Inc., A Shares	93,300	480,612
Livzon Pharmaceutical Group, Inc., H Shares	147,879	513,371
See financial notes
68Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Longfor Group Holdings Ltd.	2,658,514	7,586,561
LONGi Green Energy Technology Co., Ltd., A Shares *	736,848	4,689,235
Longshine Technology Group Co., Ltd., A Shares	105,200	420,546
Lufax Holding Ltd., ADR	946,663	2,044,792
Luoyang Xinqianglian Slewing Bearing Co., Ltd., A Shares	28,560	229,574
Luxi Chemical Group Co., Ltd., A Shares	366,700	765,398
Luxshare Precision Industry Co., Ltd., A Shares	696,217	2,998,509
Luye Pharma Group Ltd. *	2,443,994	1,123,998
Luzhou Laojiao Co., Ltd., A Shares	144,000	5,178,589
Maanshan Iron & Steel Co., Ltd., A Shares	1,127,300	501,080
Mango Excellent Media Co., Ltd., A Shares	232,270	1,119,969
Maxscend Microelectronics Co., Ltd., A Shares	45,248	763,495
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	368,000	347,794
Meituan, B Shares *	6,587,240	114,214,073
Metallurgical Corp. of China Ltd., A Shares	1,390,100	681,882
Metallurgical Corp. of China Ltd., H Shares	3,985,566	868,249
Microport Scientific Corp. *	668,446	1,890,503
Ming Yang Smart Energy Group Ltd., A Shares	228,700	835,291
Ming Yuan Cloud Group Holdings Ltd.	745,391	507,088
MINISO Group Holding Ltd., ADR	123,474	2,210,185
Minth Group Ltd.	1,066,133	2,770,764
Montage Technology Co., Ltd., A Shares	108,000	897,501
Muyuan Foods Co., Ltd., A Shares	521,286	3,714,848
Nanjing Hanrui Cobalt Co., Ltd., A Shares	32,500	211,268
Nanjing Iron & Steel Co., Ltd., A Shares	566,600	329,281
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	93,080	231,237
NARI Technology Co., Ltd., A Shares	645,064	2,435,797
NAURA Technology Group Co., Ltd., A Shares	51,400	1,724,621
NavInfo Co., Ltd., A Shares	279,800	524,849
NetEase, Inc.	2,571,315	39,669,564
New China Life Insurance Co., Ltd., A Shares	174,000	780,180
New China Life Insurance Co., Ltd., H Shares	1,423,263	3,445,060
New Hope Liuhe Co., Ltd., A Shares *	439,100	833,770
New Oriental Education & Technology Group, Inc. *	1,880,850	7,164,458
Newland Digital Technology Co., Ltd., A Shares	108,600	248,860
Nine Dragons Paper Holdings Ltd.	2,217,594	1,805,265
Ninestar Corp., A Shares	136,400	1,059,147
Ningbo Deye Technology Co., Ltd., A Shares	20,580	979,605
Ningbo Joyson Electronic Corp., A Shares *	130,600	295,516
Ningbo Orient Wires & Cables Co., Ltd., A Shares	65,200	515,845
Ningbo Ronbay New Energy Technology Co., Ltd., A Shares	42,068	436,492
SECURITY	NUMBER OF SHARES	VALUE ($)
Ningbo Sanxing Medical Electric Co., Ltd., A Shares	109,200	219,917
Ningbo Shanshan Co., Ltd., A Shares	232,900	598,691
Ningbo Tuopu Group Co., Ltd., A Shares	91,900	885,726
Ningbo Zhoushan Port Co., Ltd., A Shares	782,200	409,570
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	603,435
NIO, Inc., ADR *	1,676,094	15,738,523
Nongfu Spring Co., Ltd., H Shares	2,439,681	13,675,516
North Industries Group Red Arrow Co., Ltd., A Shares	74,900	244,362
Northeast Securities Co., Ltd., A Shares	200,000	197,074
Offshore Oil Engineering Co., Ltd., A Shares	488,000	478,755
OFILM Group Co., Ltd., A Shares *	303,500	224,841
Oppein Home Group, Inc., A Shares	29,540	601,704
ORG Technology Co., Ltd., A Shares	568,700	431,125
Orient Securities Co., Ltd., A Shares	806,716	1,183,668
Orient Securities Co., Ltd., H Shares	916,335	506,643
Oriental Energy Co., Ltd., A Shares	156,600	199,137
Ovctek China, Inc., A Shares	81,180	402,297
Pangang Group Vanadium Titanium & Resources Co., Ltd., A Shares *	794,900	639,195
People.cn Co., Ltd., A Shares	111,800	280,799
Perfect World Co., Ltd., A Shares	152,250	311,872
PetroChina Co., Ltd., A Shares	2,482,400	1,867,594
PetroChina Co., Ltd., H Shares	29,137,277	14,922,206
Pharmaron Beijing Co., Ltd., A Shares	33,600	288,889
Pharmaron Beijing Co., Ltd., H Shares	287,084	1,605,578
PICC Property & Casualty Co., Ltd., H Shares	9,400,624	8,251,519
Pinduoduo, Inc., ADR *	519,635	45,587,579
Ping An Bank Co., Ltd., A Shares	1,894,100	3,754,578
Ping An Healthcare & Technology Co., Ltd. *(a)	527,612	1,205,855
Ping An Insurance Group Co. of China Ltd., A Shares	991,600	6,875,314
Ping An Insurance Group Co. of China Ltd., H Shares	8,383,673	56,927,164
Pingdingshan Tianan Coal Mining Co., Ltd., A Shares	258,300	446,248
Poly Developments and Holdings Group Co., Ltd., A Shares	1,166,200	2,531,461
Poly Property Services Co., Ltd., H Shares	197,944	1,199,087
Pop Mart International Group Ltd. (a)	992,617	2,756,743
Porton Pharma Solutions Ltd., A Shares	58,800	378,258
Postal Savings Bank of China Co., Ltd., A Shares	2,915,600	1,895,725
Postal Savings Bank of China Co., Ltd., H Shares	12,404,557	7,443,208
Power Construction Corp. of China Ltd., A Shares	988,800	1,021,273
Pylon Technologies Co., Ltd., A Shares	12,160	468,789
Qingdao TGOOD Electric Co., Ltd., A Shares	113,900	286,401
Qinghai Salt Lake Industry Co., Ltd., A Shares *	536,500	1,913,949
Raytron Technology Co., Ltd., A Shares	45,400	302,114
Red Star Macalline Group Corp., Ltd., H Shares	1,039,588	476,784
Remegen Co., Ltd., H Shares *	197,933	1,296,102
RLX Technology, Inc., ADR *	1,000,421	1,950,821
See financial notes
Schwab International Equity ETFs | Semiannual Report69

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rongsheng Petrochemical Co., Ltd., A Shares	317,800	618,530
SAIC Motor Corp., Ltd., A Shares	921,900	1,993,204
Sailun Group Co., Ltd., A Shares	309,500	495,079
Sangfor Technologies, Inc., A Shares	14,100	289,679
Sany Heavy Industry Co., Ltd., A Shares	837,700	2,257,019
Satellite Chemical Co., Ltd., A Shares	321,962	806,329
Sealand Securities Co., Ltd., A Shares	491,200	246,600
Seazen Group Ltd. *	3,734,271	1,251,179
Seazen Holdings Co., Ltd., A Shares *	220,700	620,349
SF Holding Co., Ltd., A Shares	484,700	3,760,213
SG Micro Corp., A Shares	34,537	780,445
Shaanxi Coal Industry Co., Ltd., A Shares	963,000	2,770,545
Shaanxi International Trust Co., Ltd., A Shares	399,200	191,799
Shandong Chenming Paper Holdings Ltd., H Shares *	2,191,108	703,432
Shandong Denghai Seeds Co., Ltd., A Shares	82,000	235,796
Shandong Gold Mining Co., Ltd., A Shares	443,304	1,210,338
Shandong Gold Mining Co., Ltd., H Shares	840,455	1,439,036
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares	68,600	267,721
Shandong Hi-speed Co., Ltd., A Shares	244,600	211,114
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	205,360	1,067,315
Shandong Linglong Tyre Co., Ltd., A Shares	86,400	280,017
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,170,400	607,786
Shandong Pharmaceutical Glass Co., Ltd., A Shares	69,900	295,821
Shandong Shida Shenghua Chemical Group Co., Ltd., A Shares	17,900	238,076
Shandong Sun Paper Industry JSC Ltd., A Shares	296,900	551,800
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,222,357	5,197,151
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	97,428	589,050
Shanghai Baosight Software Co., Ltd., A Shares	297,708	2,119,420
Shanghai Construction Group Co., Ltd., A Shares	678,000	264,307
Shanghai Electric Group Co., Ltd., A Shares *	1,149,100	692,597
Shanghai Electric Group Co., Ltd., H Shares *	3,200,293	742,026
Shanghai Electric Power Co., Ltd., A Shares *	237,200	349,401
Shanghai Flyco Electrical Appliance Co., Ltd., A Shares	16,100	197,715
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	161,200	781,455
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	854,508	2,498,370
Shanghai Friendess Electronic Technology Corp., Ltd., A Shares	12,371	374,278
Shanghai Fudan Microelectronics Group Co., Ltd., A Shares	116,746	1,208,655
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Fudan Microelectronics Group Co., Ltd., H Shares	193,297	792,938
Shanghai Huayi Group Co., Ltd., B Shares	357,600	214,560
Shanghai Industrial Holdings Ltd.	630,385	815,939
Shanghai International Airport Co., Ltd., A Shares *	261,200	2,203,313
Shanghai International Port Group Co., Ltd., A Shares	983,800	752,883
Shanghai Jinjiang International Hotels Co. Ltd, A Shares	96,700	862,437
Shanghai Jinjiang International Hotels Co., Ltd., B Shares	204,265	423,237
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	418,200	712,872
Shanghai Junshi Biosciences Co., Ltd., A Shares *	37,357	283,736
Shanghai Junshi Biosciences Co., Ltd., H Shares *(a)	219,548	875,451
Shanghai Lingang Holdings Corp., Ltd., A Shares	174,700	307,095
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	695,300	1,022,191
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	517,630	403,751
Shanghai M&G Stationery, Inc., A Shares	44,200	344,485
Shanghai Mechanical and Electrical Industry Co., Ltd., B shares	293,501	319,623
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	468,723
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,360,676	2,399,103
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,888,000	2,982,844
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	152,480	1,103,071
Shanghai RAAS Blood Products Co., Ltd., A Shares	1,036,300	924,243
Shanghai Rural Commercial Bank Co., Ltd., A Shares	478,300	408,004
Shanghai Tunnel Engineering Co., Ltd., A Shares	279,100	224,831
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	180,200	320,652
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	433,400	488,781
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	158,400	286,645
Shanghai Zhenhua Heavy Industries Co., Ltd., B Shares	1,376,420	364,751
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	297,700	954,976
Shanxi Meijin Energy Co., Ltd., A Shares	421,100	570,012
Shanxi Securities Co., Ltd., A Shares	365,500	304,947
Shanxi Taigang Stainless Steel Co., Ltd., A Shares	487,500	335,206
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	118,700	4,826,237
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	437,600	820,221
See financial notes
70Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanying International Holding Co., Ltd., A Shares	1,086,700	422,068
Shenghe Resources Holding Co., Ltd., A Shares	167,100	385,077
Shengyi Technology Co., Ltd., A Shares	219,400	572,194
Shennan Circuits Co., Ltd., A Shares	17,000	195,293
Shenwan Hongyuan Group Co., Ltd., A Shares	2,260,500	1,372,227
Shenwan Hongyuan Group Co., Ltd., H Shares	4,414,991	871,805
Shenzhen Airport Co., Ltd., A Shares	213,000	227,655
Shenzhen Capchem Technology Co., Ltd., A Shares	80,640	538,822
Shenzhen Dynanonic Co., Ltd., A Shares	19,800	644,952
Shenzhen Energy Group Co., Ltd., A Shares	440,900	395,127
Shenzhen Everwin Precision Technology Co., Ltd., A Shares *	177,200	319,902
Shenzhen Expressway Corp., Ltd., H Shares	1,071,847	962,676
Shenzhen Gas Corp., Ltd., A Shares	182,100	187,294
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., H Shares	435,406	300,643
Shenzhen Inovance Technology Co., Ltd., A Shares	254,200	2,680,331
Shenzhen International Holdings Ltd.	1,928,747	1,675,782
Shenzhen Investment Ltd.	3,430,331	624,928
Shenzhen Jinjia Group Co., Ltd., A Shares	279,100	310,348
Shenzhen Kaifa Technology Co., Ltd., A Shares	155,600	279,788
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	105,180	525,166
Shenzhen Kedali Industry Co., Ltd., A Shares	23,100	407,424
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	118,000	5,330,259
Shenzhen MTC Co., Ltd., A Shares *	471,500	308,604
Shenzhen New Industries Biomedical Engineering Co., Ltd., A Shares	37,900	334,147
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	810,000	618,712
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares	92,000	490,988
Shenzhen SC New Energy Technology Corp., A Shares	40,300	748,411
Shenzhen Senior Technology Material Co., Ltd., A Shares	119,700	365,900
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	239,240
Shenzhen Transsion Holdings Co., Ltd., A Shares	85,271	989,638
Shenzhen YUTO Packaging Technology Co., Ltd., A Shares	108,600	479,285
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., A Shares	304,100	203,413
Shenzhou International Group Holdings Ltd.	1,050,219	11,466,179
Shijiazhuang Yiling Pharmaceutical Co., Ltd., A Shares	159,500	688,780
Shimao Services Holdings Ltd. *	1,102,477	318,826
Shougang Fushan Resources Group Ltd.	2,530,342	812,340
Shui On Land Ltd.	4,901,638	605,719
SECURITY	NUMBER OF SHARES	VALUE ($)
Siasun Robot & Automation Co., Ltd., A Shares *	140,300	213,527
Sichuan Chuantou Energy Co., Ltd., A Shares	437,100	816,140
Sichuan Hebang Biotechnology Co., Ltd., A Shares *	847,200	383,889
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	138,500	575,182
Sichuan New Energy Power Co., Ltd. *	139,800	366,207
Sichuan Road & Bridge Co., Ltd., A Shares	467,800	855,293
Sichuan Swellfun Co., Ltd., A Shares	48,700	580,054
Sichuan Yahua Industrial Group Co., Ltd., A Shares	100,900	355,604
Sieyuan Electric Co., Ltd., A Shares	77,800	526,560
Sino Biopharmaceutical Ltd.	13,525,686	6,978,665
Sinoma International Engineering Co., A Shares	192,900	260,559
Sinoma Science & Technology Co., Ltd., A Shares	158,200	524,549
Sinomine Resource Group Co., Ltd., A Shares	44,900	484,478
Sino-Ocean Group Holding Ltd.	4,358,833	549,748
Sinopec Engineering Group Co., Ltd., H Shares	1,989,112	995,886
Sinopec Oilfield Service Corp., H Shares *	6,699,795	529,189
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	948,700	446,258
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,687,434	634,185
Sinopharm Group Co., Ltd., H Shares	1,765,882	4,724,316
Sinotrans Ltd., H Shares	3,574,413	1,092,884
Sinotruk Hong Kong Ltd.	960,607	1,512,593
Skshu Paint Co., Ltd., A Shares *	34,020	599,046
Smoore International Holdings Ltd. (a)	2,510,233	3,098,816
Songcheng Performance Development Co., Ltd., A Shares	244,300	551,737
SooChow Securities Co., Ltd., A Shares	471,585	477,575
Southwest Securities Co., Ltd., A Shares	638,500	374,740
StarPower Semiconductor Ltd., A Shares	14,700	623,825
STO Express Co. Ltd, A Shares *	130,200	184,858
Sun Art Retail Group Ltd.	2,645,365	960,480
Sunac Services Holdings Ltd. (a)	894,549	356,703
Sungrow Power Supply Co., Ltd., A Shares	145,600	2,504,964
Sunny Optical Technology Group Co., Ltd.	915,973	10,385,578
Sunwoda Electronic Co., Ltd., A Shares	174,300	542,078
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	157,600	661,985
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares *	248,600	197,759
Suzhou Maxwell Technologies Co., Ltd., A Shares	16,288	860,194
Suzhou TA&A Ultra Clean Technology Co., Ltd., A Shares	56,400	466,505
Taiji Computer Corp., Ltd., A Shares	83,600	514,225
TAL Education Group, ADR *	621,842	4,371,549
Tangshan Jidong Cement Co., Ltd., A Shares	287,800	373,842
See financial notes
Schwab International Equity ETFs | Semiannual Report71

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TangShan Port Group Co., Ltd., A Shares	617,100	260,983
Tangshan Sanyou Chemical Industries Co., Ltd., A Shares	223,400	229,773
TBEA Co., Ltd., A Shares	461,149	1,430,207
TCL Technology Group Corp., A Shares	1,437,600	918,185
Tencent Holdings Ltd.	8,396,325	367,536,438
Tencent Music Entertainment Group, ADR *	860,776	6,490,251
The People's Insurance Co. Group of China Ltd., A Shares	1,657,200	1,244,384
The People's Insurance Co. Group of China Ltd., H Shares	10,128,143	3,199,923
Thunder Software Technology Co., Ltd., A Shares *	51,300	705,479
Tian Di Science & Technology Co., Ltd., A Shares	299,200	232,415
Tianjin Chase Sun Pharmaceutical Co. Ltd, A Shares	302,500	286,761
Tianjin Guangyu Development Co., Ltd., A Shares	177,500	322,741
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	313,200	1,966,595
Tianma Microelectronics Co., Ltd., A Shares	229,000	315,251
Tianqi Lithium Corp. *	152,800	1,086,214
Tianqi Lithium Corp., A Shares *	150,700	1,777,392
Tianshan Aluminum Group Co., Ltd., A Shares	161,000	192,226
Tianshui Huatian Technology Co., Ltd., A Shares	324,700	447,463
Tibet Summit Resources Co., Ltd., A Shares *	60,500	227,233
Tingyi Cayman Islands Holding Corp.	2,649,973	4,280,739
Titan Wind Energy Suzhou Co., Ltd., A Shares	167,900	369,773
Tongcheng Travel Holdings Ltd. *	1,697,701	3,365,339
TongFu Microelectronics Co., Ltd., A Shares *	148,100	476,148
Tongkun Group Co., Ltd., A Shares	224,000	526,835
Tongling Nonferrous Metals Group Co., Ltd., A Shares	941,300	457,671
Tongwei Co., Ltd., A Shares	442,400	2,666,479
Topchoice Medical Corp., A Shares *	30,700	644,984
Topsec Technologies Group, Inc., A Shares	372,700	599,927
Topsports International Holdings Ltd.	2,543,285	2,219,441
Towngas Smart Energy Co., Ltd. *	1,654,742	836,910
TravelSky Technology Ltd., H Shares	1,352,583	2,667,429
Trina Solar Co., Ltd., A Shares	213,856	1,898,085
Trip.com Group Ltd., ADR *	746,715	26,545,718
Tsingtao Brewery Co., Ltd., A Shares	91,700	1,470,535
Tsingtao Brewery Co., Ltd., H Shares	885,543	8,731,897
Tuya, Inc., ADR *	349,236	722,919
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	81,679	1,303,020
Uni-President China Holdings Ltd.	1,623,673	1,423,131
Unisplendour Corp., Ltd., A Shares	123,700	451,973
Universal Scientific Industrial Shanghai Co., Ltd., A Shares	81,600	185,932
Valiant Co., Ltd., A Shares	84,400	212,952
Vinda International Holdings Ltd.	364,620	1,003,350
Vipshop Holdings Ltd., ADR *	560,634	8,347,840
Walvax Biotechnology Co., Ltd., A Shares	162,200	892,932
Wanda Film Holding Co., Ltd., A Shares *	244,400	475,321
SECURITY	NUMBER OF SHARES	VALUE ($)
Wangsu Science & Technology Co., Ltd., A Shares	229,600	204,773
Wanhua Chemical Group Co., Ltd., A Shares	308,700	4,629,812
Wanxiang Qianchao Co., Ltd., A Shares	304,900	235,527
Weibo Corp., ADR *	101,242	2,093,685
Weichai Power Co., Ltd., A Shares	598,400	1,070,831
Weichai Power Co., Ltd., H Shares	2,761,282	4,094,697
Weifu High-Technology Group Co., Ltd., A Shares	244,400	781,889
Weihai Guangwei Composites Co., Ltd., A Shares	45,700	438,153
Wens Foodstuffs Group Co., Ltd., A Shares	180,320	513,332
Western Mining Co., Ltd., A Shares	218,400	360,665
Western Securities Co., Ltd., A Shares	450,000	429,176
Western Superconducting Technologies Co., Ltd., A Shares	45,200	589,862
Westone Information Industry, Inc., A Shares	87,900	396,402
Will Semiconductor Co., Ltd ., A Shares	78,150	966,237
Wingtech Technology Co., Ltd., A Shares	132,500	1,026,767
Winning Health Technology Group Co., Ltd., A Shares	212,700	310,864
Wolong Electric Group Co., Ltd., A Shares	121,200	236,064
Wuchan Zhongda Group Co., Ltd., A Shares	346,400	243,666
Wuhan Guide Infrared Co., Ltd., A Shares	386,536	663,345
Wuliangye Yibin Co., Ltd., A Shares	381,000	11,203,593
WUS Printed Circuit Kunshan Co., Ltd., A Shares	179,500	423,465
WuXi AppTec Co., Ltd., A Shares	201,351	2,394,767
WuXi AppTec Co., Ltd., H Shares	524,355	5,581,229
Wuxi Biologics Cayman, Inc. *	4,969,568	34,630,915
Wuxi Shangji Automation Co., Ltd., A Shares	34,720	554,735
XCMG Construction Machinery Co., Ltd., A Shares	1,469,200	1,500,542
Xiamen C & D, Inc., A Shares	328,600	623,951
Xiamen Faratronic Co., Ltd., A Shares	22,000	482,268
Xiamen ITG Group Corp., Ltd., A Shares	178,800	221,195
Xiamen Tungsten Co., Ltd., A Shares	176,600	580,732
Xiangcai Co., Ltd., A Shares	397,000	575,652
Xiaomi Corp., B Shares *	20,578,385	31,092,381
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	557,858	422,862
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	390,000	637,312
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	801,970	722,330
Xinjiang Tianshan Cement Co., Ltd., A Shares	197,300	276,720
Xinjiang Zhongtai Chemical Co., Ltd., A Shares	241,900	294,385
Xinxing Ductile Iron Pipes Co., Ltd., A Shares	355,400	209,098
Xinyangfeng Agricultural Technology Co., Ltd., A Shares	118,800	211,224
Xinyi Solar Holdings Ltd.	5,922,221	6,322,468
XPeng, Inc., A Shares *(a)	1,465,644	6,413,768
See financial notes
72Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xtep International Holdings Ltd.	1,543,794	1,742,533
Xuji Electric Co., Ltd., A Shares	91,400	325,673
Yadea Group Holdings Ltd.	1,374,215	2,944,684
Yang Quan Coal Industry Group Co., Ltd., A Shares	224,900	514,717
Yangling Metron New Material, Inc., A Shares	51,500	376,266
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., A Shares	109,200	579,325
Yangzhou Yangjie Electronic Technology Co., Ltd., A Shares	49,900	393,001
Yangzijiang Financial Holding Ltd. *	3,377,468	878,144
Yangzijiang Shipbuilding Holdings Ltd.	3,849,994	3,689,405
Yankuang Energy Group Co., Ltd., A Shares	273,200	1,403,001
Yankuang Energy Group Co., Ltd., H Shares	2,437,932	7,345,320
Yanlord Land Group Ltd.	949,335	768,692
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	143,483	657,177
Yantai Eddie Precision Machinery Co., Ltd., A Shares	86,520	241,201
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	102,500	455,903
Yatsen Holding Ltd., ADR *	397,087	563,864
Yealink Network Technology Corp., Ltd., A Shares	74,950	718,589
Yifan Pharmaceutical Co., Ltd., A Shares *	124,700	242,164
Yifeng Pharmacy Chain Co., Ltd., A Shares	88,060	766,378
Yihai International Holding Ltd. *	665,727	1,933,700
Yihai Kerry Arawana Holdings Co., Ltd., A Shares	187,900	1,243,621
Yintai Gold Co., Ltd., A Shares *	275,600	459,882
Yixintang Pharmaceutical Group Co., Ltd., A Shares	57,800	290,343
YongXing Special Materials Technology Co., Ltd., A Shares	32,200	425,399
Yonyou Network Technology Co., Ltd., A Shares	347,640	1,164,184
Youngor Group Co., Ltd., A Shares	487,400	461,339
Youngy Co., Ltd., A Shares *	27,400	392,177
YTO Express Group Co., Ltd., A Shares	271,800	709,635
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	116,200	285,999
Yuexiu Property Co., Ltd.	1,725,471	2,541,110
Yum China Holdings, Inc.	586,960	34,487,031
Yunda Holding Co., Ltd., A Shares	117,800	216,225
Yunnan Aluminium Co., Ltd., A Shares	439,400	843,189
Yunnan Baiyao Group Co., Ltd., A Shares	155,540	1,273,102
Yunnan Botanee Bio-Technology Group Co., Ltd., A Shares	18,000	358,617
Yunnan Copper Co., Ltd., A Shares	141,100	258,586
Yunnan Energy New Material Co., Ltd., A Shares	76,600	1,384,633
Yunnan Tin Co., Ltd., A Shares	179,200	399,299
Yunnan Yuntianhua Co., Ltd., A Shares *	195,400	681,906
Zai Lab Ltd., ADR *	129,927	4,826,788
Zangge Mining Co., Ltd., A Shares	112,300	450,867
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	62,000	2,753,465
Zhaojin Mining Industry Co., Ltd., H Shares *	1,483,012	1,554,900
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhefu Holding Group Co., Ltd., A Shares	551,900	331,853
Zhejiang Century Huatong Group Co., Ltd., A Shares *	812,800	514,453
Zhejiang China Commodities City Group Co., Ltd., A Shares	555,100	423,210
Zhejiang Chint Electrics Co., Ltd., A Shares	130,800	564,466
Zhejiang Crystal-Optech Co., Ltd., A Shares	132,400	246,261
Zhejiang Dahua Technology Co., Ltd., A Shares	265,000	552,742
Zhejiang Dingli Machinery Co., Ltd., A Shares	34,600	291,415
Zhejiang Expressway Co., Ltd., H Shares	1,978,960	1,595,874
Zhejiang Hailiang Co., Ltd., A Shares	123,600	220,114
Zhejiang HangKe Technology, Inc. Co., A Shares	31,689	229,062
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	418,428
Zhejiang Huayou Cobalt Co., Ltd., A Shares	159,860	1,359,053
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	127,800	1,261,142
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., A Shares	74,200	420,435
Zhejiang Juhua Co., Ltd., A Shares	268,700	728,212
Zhejiang NHU Co., Ltd., A Shares	347,168	947,362
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	111,620	410,244
Zhejiang Supcon Technology Co., Ltd., A Shares	48,470	683,295
Zhejiang Supor Co., Ltd., A Shares	46,200	378,349
Zhejiang Wanfeng Auto Wheel Co., Ltd., A Shares *	240,300	229,871
Zhejiang Weiming Environment Protection Co., Ltd., A Shares	61,100	172,357
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	155,300	573,688
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	54,100	410,281
Zhejiang Yongtai Technology Co., Ltd., A Shares	87,300	292,101
Zhengzhou Coal Mining Machinery Group Co., Ltd., A Shares	162,400	327,524
Zheshang Securities Co., Ltd., A Shares	114,500	169,979
Zhihu, Inc., ADR *	230,317	329,353
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	1,046,857	3,007,405
Zhongji Innolight Co., Ltd., A Shares	65,400	333,976
Zhongsheng Group Holdings Ltd.	920,136	4,589,251
Zhongtai Securities Co., Ltd., A Shares	240,800	241,434
Zhuhai Huafa Properties Co., Ltd., A Shares	209,400	336,163
Zhuzhou CRRC Times Electric Co., Ltd.	739,698	3,368,903
Zhuzhou CRRC Times Electric Co., Ltd., A Shares	51,276	381,710
Zhuzhou Hongda Electronics Corp., Ltd., A Shares	41,900	275,327
Zhuzhou Kibing Group Co., Ltd., A Shares	203,000	319,756
Zijin Mining Group Co., Ltd., A Shares	2,079,400	3,412,972
Zijin Mining Group Co., Ltd., H Shares	7,937,258	11,972,372
See financial notes
Schwab International Equity ETFs | Semiannual Report73

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoomlion Heavy Industry Science and Technology Co. Ltd, A Shares	512,600	494,778
Zoomlion Heavy Industry Science and Technology Co. Ltd, H Shares	2,468,156	1,424,390
ZTE Corp., A Shares	377,200	1,749,346
ZTE Corp., H Shares	1,068,572	3,171,887
ZTO Express Cayman, Inc.	625,159	14,972,914
		2,947,998,501

Colombia 0.2%
Bancolombia S.A.	344,297	2,552,745
Bancolombia S.A., ADR	169,105	4,322,324
Cementos Argos S.A.	771,830	480,127
Ecopetrol S.A., ADR	341,982	3,792,580
Grupo de Inversiones Suramericana S.A.	143,572	1,085,252
Interconexion Electrica S.A. ESP	615,885	2,189,073
		14,422,101

Czech Republic 0.2%
CEZ A/S	222,030	10,382,696
Colt CZ Group SE	14,749	391,740
Komercni Banka A/S	105,645	3,570,592
Moneta Money Bank A/S	536,290	2,050,762
Philip Morris CR AS	1,143	887,563
		17,283,353

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	4,135,156	6,136,572

Greece 0.5%
Aegean Airlines S.A. *	65,637	529,021
Alpha Services and Holdings S.A. *	2,981,799	4,680,055
Athens Water Supply & Sewage Co. S.A.	57,597	433,069
Autohellas Tourist and Trading S.A.	30,654	403,757
Ellaktor S.A. *	136,545	324,366
Eurobank Ergasias Services & Holdings S.A., A Shares *	3,571,858	5,500,114
FF Group *(b)	50,437	0
GEK Terna Holding Real Estate Construction S.A. *	78,922	995,992
Hellenic Petroleum Holdings S.A.	97,698	866,169
Hellenic Telecommunications Organization S.A.	299,471	4,611,394
Holding Co. ADMIE IPTO S.A.	192,757	390,031
JUMBO S.A.	154,969	3,099,541
LAMDA Development S.A. *	106,458	736,100
Motor Oil Hellas Corinth Refineries S.A.	78,803	2,095,951
Mytilineos S.A.	145,839	3,946,983
National Bank of Greece S.A. *	765,533	4,302,795
OPAP S.A.	262,548	4,087,386
Piraeus Financial Holdings S.A. *	810,060	2,062,625
Public Power Corp. S.A. *	303,267	2,669,403
Quest Holdings S.A.	41,603	230,306
Sarantis S.A.	46,535	361,245
Terna Energy S.A.	72,960	1,524,270
Viohalco S.A.	89,350	435,876
		44,286,449

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	0

Hungary 0.2%
Magyar Telekom Telecommunications plc	807,088	883,332
MOL Hungarian Oil & Gas plc	534,984	4,076,196
OTP Bank Nyrt	325,654	9,904,039
Richter Gedeon Nyrt	202,435	4,252,678
		19,116,245

Iceland 0.1%
Arion Banki HF	1,267,591	1,332,866
Eimskipafelag Islands hf	120,276	473,214
Festi hf	377,249	478,112
Hagar hf	1,873,670	900,270
Icelandair Group HF *	52,297,063	721,063
Islandsbanki HF	1,275,400	1,101,282
Kvika banki hf *	4,646,564	643,896
Marel HF	532,550	2,076,724
Reitir fasteignafelag hf	957,134	543,201
Siminn HF	3,896,164	293,016
		8,563,644

India 15.9%
3M India Ltd.	4,058	1,123,573
Aarti Industries Ltd.	280,996	1,798,640
ABB India Ltd.	73,892	2,875,815
ACC Ltd.	119,853	2,510,653
Adani Enterprises Ltd.	379,698	6,264,265
Adani Green Energy Ltd. *	553,912	3,251,743
Adani Ports & Special Economic Zone Ltd.	1,126,660	8,074,391
Adani Power Ltd. *	1,346,645	2,383,212
Adani Total Gas Ltd.	386,443	3,171,995
Adani Transmission Ltd. *	352,450	2,740,982
Adani Wilmar Ltd. *	224,010	979,989
Aditya Birla Capital Ltd. *	601,475	1,061,180
Alkem Laboratories Ltd.	34,342	1,318,969
Ambuja Cements Ltd.	955,638	3,954,683
Apollo Hospitals Enterprise Ltd.	138,528	7,375,955
Ashok Leyland Ltd.	1,993,368	3,508,453
Asian Paints Ltd.	628,563	21,508,804
Astral Ltd.	125,356	2,863,699
AU Small Finance Bank Ltd.	450,425	3,230,495
Aurobindo Pharma Ltd.	369,044	2,065,807
Avenue Supermarts Ltd. *	206,759	8,546,105
Axis Bank Ltd.	3,172,649	32,395,234
Bajaj Auto Ltd.	100,079	4,432,325
Bajaj Finance Ltd.	327,673	24,226,814
Bajaj Finserv Ltd.	528,193	8,529,166
Bajaj Holdings & Investment Ltd.	36,607	2,769,476
Balkrishna Industries Ltd.	111,177	2,709,038
Bandhan Bank Ltd. *	1,105,368	3,087,422
Bank of Baroda	1,446,604	2,782,351
Bank of India	689,343	590,800
Bata India Ltd.	85,139	1,453,339
Bayer CropScience Ltd.	18,753	970,900
Berger Paints India Ltd.	343,887	2,411,067
Bharat Electronics Ltd.	4,518,314	5,170,502
Bharat Forge Ltd.	348,257	3,437,599
Bharat Heavy Electricals Ltd.	1,756,176	1,482,821
Bharat Petroleum Corp., Ltd.	1,407,677	5,403,893
See financial notes
74Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bharti Airtel Ltd.	3,229,303	28,995,072
Bharti Airtel Ltd.- Partly Paid	224,063	980,763
Biocon Ltd.	635,210	1,760,769
Bosch Ltd.	12,189	2,653,477
Britannia Industries Ltd.	166,553	8,989,238
Canara Bank	499,411	1,688,818
Castrol India Ltd.	684,651	950,358
CG Power & Industrial Solutions Ltd. *	981,663	3,624,794
Cholamandalam Investment & Finance Co., Ltd.	555,134	5,080,096
Cipla Ltd.	711,184	7,797,710
Coal India Ltd.	2,649,859	6,904,523
Coforge Ltd.	50,729	2,637,871
Colgate-Palmolive (India) Ltd.	184,298	3,285,004
Container Corp. Of India Ltd.	382,572	2,732,740
Coromandel International Ltd.	174,372	1,895,327
Cummins India Ltd.	187,821	3,567,276
Dabur India Ltd.	811,120	5,225,784
Dalmia Bharat Ltd.	112,732	2,500,852
Deepak Nitrite Ltd.	103,634	2,255,458
Divi's Laboratories Ltd.	177,464	6,065,773
Dixon Technologies India Ltd.	51,017	1,783,921
DLF Ltd.	865,545	3,681,845
Dr Lal PathLabs Ltd.	47,180	1,135,362
Dr. Reddy's Laboratories Ltd.	167,694	8,756,379
Eicher Motors Ltd.	199,979	7,513,409
Emami Ltd.	301,487	1,456,423
Embassy Office Parks REIT	841,092	3,103,191
Exide Industries Ltd. *	649,794	1,378,309
Federal Bank Ltd.	2,189,604	3,420,780
FSN E-Commerce Ventures Ltd. *	518,793	878,278
GAIL India Ltd.	3,656,382	4,540,208
General Insurance Corp. of India	137,625	242,562
Gillette India Ltd.	11,532	650,712
GlaxoSmithKline Pharmaceuticals Ltd.	58,604	947,284
Glenmark Pharmaceuticals Ltd.	216,795	1,124,394
GMR Infrastructure Ltd. *	3,335,078	1,529,010
Godrej Consumer Products Ltd. *	513,169	5,731,502
Godrej Industries Ltd. *	109,630	555,991
Godrej Properties Ltd. *	121,952	1,623,322
Grasim Industries Ltd.	532,181	10,162,087
Gujarat Fluorochemicals Ltd.	48,190	1,833,426
Gujarat Gas Ltd.	279,735	1,708,509
Havells India Ltd.	333,783	4,833,277
HCL Technologies Ltd.	1,516,775	19,771,697
HDFC Asset Management Co., Ltd.	95,443	2,089,430
HDFC Life Insurance Co., Ltd.	1,416,375	8,374,804
Hero MotoCorp Ltd.	182,711	5,346,674
Hindalco Industries Ltd.	1,955,862	9,444,825
Hindustan Aeronautics Ltd.	115,760	3,604,814
Hindustan Petroleum Corp., Ltd.	1,020,680	2,657,651
Hindustan Unilever Ltd.	1,237,134	36,824,070
Hindustan Zinc Ltd.	319,305	1,174,207
Honeywell Automation India Ltd.	2,969	1,238,608
Housing Development Finance Corp., Ltd.	2,452,312	77,408,722
ICICI Bank Ltd.	2,180,321	22,546,314
ICICI Lombard General Insurance Co., Ltd.	332,514	4,431,978
ICICI Prudential Life Insurance Co., Ltd.	541,943	2,680,624
IDFC First Bank Ltd. *	4,243,023	2,830,650
Indian Hotels Co., Ltd.	1,152,014	4,330,461
Indian Oil Corp., Ltd.	5,809,962	5,344,877
Indian Railway Catering & Tourism Corp., Ltd.	470,697	3,468,983
Indian Railway Finance Corp., Ltd.	2,481,326	808,924
SECURITY	NUMBER OF SHARES	VALUE ($)
Indraprastha Gas Ltd.	488,564	2,592,417
Indus Towers Ltd.	1,222,745	2,527,803
Info Edge India Ltd.	107,051	4,521,607
Infosys Ltd.	4,979,734	89,607,201
InterGlobe Aviation Ltd. *	151,690	3,406,293
Ipca Laboratories Ltd.	187,139	1,829,001
ITC Ltd.	4,180,100	19,047,917
Jindal Steel & Power Ltd.	537,453	3,570,559
JSW Energy Ltd.	540,448	1,534,051
JSW Steel Ltd.	1,394,243	11,252,777
Jubilant Foodworks Ltd.	502,845	2,681,576
Kansai Nerolac Paints Ltd.	189,027	920,811
L&T Finance Holdings Ltd.	1,189,778	1,257,170
L&T Technology Services Ltd.	35,953	1,602,538
Larsen & Toubro Infotech Ltd.	106,921	6,107,434
Larsen & Toubro Ltd.	969,798	24,743,091
Laurus Labs Ltd.	503,009	1,912,733
LIC Housing Finance Ltd.	444,281	1,883,965
Linde India Ltd.	31,151	1,402,459
Lupin Ltd.	333,524	2,659,760
Macrotech Developers Ltd. *	173,217	1,718,603
Mahindra & Mahindra Financial Services Ltd.	823,932	2,509,645
Mahindra & Mahindra Ltd.	1,294,191	19,876,069
Mangalore Refinery & Petrochemicals Ltd. *	349,597	210,813
Marico Ltd. *	725,653	4,317,884
Maruti Suzuki India Ltd.	186,986	19,507,457
Max Financial Services Ltd. *	333,701	2,795,189
Max Healthcare Institute Ltd. *	1,029,633	5,307,123
Mphasis Ltd.	148,202	3,648,959
MRF Ltd.	3,755	3,872,605
Muthoot Finance Ltd.	150,182	1,766,922
Nestle India Ltd.	50,142	11,324,295
NHPC Ltd.	3,237,690	1,533,318
Nippon Life India Asset Management Ltd.	233,234	624,506
NMDC Ltd.	1,595,352	2,144,054
NTPC Ltd.	6,171,661	12,728,923
Oberoi Realty Ltd.	162,942	1,689,981
Oil & Natural Gas Corp., Ltd.	5,276,619	9,705,264
Oil India Ltd.	491,190	1,467,910
One 97 Communications Ltd. *	131,238	948,159
Oracle Financial Services Software Ltd.	33,907	1,299,842
Page Industries Ltd.	7,923	3,639,079
PB Fintech Ltd. *	223,158	1,506,976
Persistent Systems Ltd.	69,198	4,012,132
Petronet LNG Ltd.	1,049,266	2,824,739
PI Industries Ltd.	101,862	3,819,232
Pidilite Industries Ltd.	210,818	5,867,482
Piramal Enterprises Ltd.	168,489	1,570,702
Polycab India Ltd.	65,964	2,458,743
Power Finance Corp., Ltd.	1,576,672	2,773,135
Power Grid Corp. of India Ltd.	4,382,600	11,782,537
Punjab National Bank	1,833,238	1,072,212
Rajesh Exports Ltd.	188,630	1,500,392
RBL Bank Ltd. *	620,458	1,169,727
REC Ltd.	1,666,437	2,304,095
Relaxo Footwears Ltd.	96,806	910,943
Reliance Industries Ltd.	4,708,442	132,284,053
Samvardhana Motherson International Ltd.	3,024,807	2,914,397
SBI Cards & Payment Services Ltd.	399,338	3,625,163
SBI Life Insurance Co., Ltd.	584,732	7,929,169
Schaeffler India Ltd.	56,388	2,033,938
Shree Cement Ltd.	18,770	5,923,378
Shriram Transport Finance Co., Ltd.	328,300	4,778,901
Siemens Ltd.	122,979	4,829,753
See financial notes
Schwab International Equity ETFs | Semiannual Report75

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sona Blw Precision Forgings Ltd.	363,013	1,967,716
SRF Ltd.	195,956	5,140,356
Star Health & Allied Insurance Co., Ltd. *	109,982	750,487
State Bank of India	2,491,980	15,759,605
Steel Authority of India Ltd.	1,998,037	2,000,031
Sun Pharmaceutical Industries Ltd.	1,526,638	17,665,732
Sun TV Network Ltd.	163,132	845,976
Tata Communications Ltd.	158,393	2,315,612
Tata Consultancy Services Ltd.	1,431,029	57,347,621
Tata Consumer Products Ltd.	845,240	7,313,638
Tata Elxsi Ltd.	48,481	3,594,546
Tata Motors Ltd. *	2,569,458	13,076,130
Tata Motors Ltd., A Shares, DVR *	516,033	1,372,363
Tata Steel Ltd.	11,349,074	14,270,859
Tata Teleservices Maharashtra Ltd. *	725,805	492,108
Tech Mahindra Ltd.	842,210	11,209,261
The Tata Power Co., Ltd.	2,314,751	5,671,549
Titan Co., Ltd.	578,046	16,591,618
Torrent Pharmaceuticals Ltd.	134,657	2,377,948
Torrent Power Ltd.	295,161	1,807,902
Trent Ltd.	252,637	3,906,106
Tube Investments of India Ltd.	136,223	4,567,489
TVS Motor Co., Ltd.	275,987	3,606,602
UltraTech Cement Ltd.	159,035	13,969,224
Union Bank of India Ltd.	1,563,441	1,271,859
United Breweries Ltd.	95,458	1,670,768
United Spirits Ltd. *	402,300	3,604,117
UNO Minda Ltd.	231,304	1,418,168
UPL Ltd.	731,341	6,141,433
Varun Beverages Ltd.	282,488	4,444,870
Vedanta Ltd.	1,701,190	5,522,295
Vodafone Idea Ltd. *	11,642,339	957,667
Voltas Ltd.	316,918	3,419,613
Whirlpool of India Ltd.	46,781	738,067
Wipro Ltd.	1,763,742	8,257,856
Yes Bank Ltd. *(b)	17,858,827	3,659,077
Zee Entertainment Enterprises Ltd.	1,167,978	2,763,559
Zomato Ltd. *	6,031,218	3,903,229
Zydus Lifesciences Ltd.	352,258	1,984,840
		1,337,989,811

Indonesia 2.2%
Astra Agro Lestari Tbk PT	585,802	318,830
Avia Avian Tbk PT	24,615,765	1,008,843
Bank Danamon Indonesia Tbk PT	1,233,350	231,304
Bank Syariah Indonesia Tbk PT	5,188,597	517,158
Dayamitra Telekomunikasi PT	32,563,019	1,473,343
Elang Mahkota Teknologi Tbk PT	39,599,475	2,466,853
Indosat Tbk PT	1,404,341	628,500
Mayora Indah Tbk PT	4,624,525	806,638
MNC Digital Entertainment Tbk PT *	2,113,571	618,133
PT Adaro Energy Indonesia Tbk	17,810,602	3,492,046
PT Astra International Tbk	28,000,700	11,200,280
PT Bank Central Asia Tbk	77,466,960	44,448,256
PT Bank Mandiri (Persero) Tbk	30,498,078	19,998,740
PT Bank Negara Indonesia (Persero) Tbk	10,203,898	5,871,423
PT Bank Rakyat Indonesia (Persero) Tbk	97,028,685	29,713,046
PT Barito Pacific Tbk	33,907,824	2,078,939
PT Bukit Asam Tbk	5,956,840	1,507,764
PT Bumi Serpong Damai Tbk *	14,539,828	943,897
PT Charoen Pokphand Indonesia Tbk	10,083,187	3,553,910
PT Gudang Garam Tbk	638,395	1,046,549
PT Hanjaya Mandala Sampoerna Tbk	11,907,208	925,249
PT Indah Kiat Pulp & Paper Corp. Tbk	3,610,988	1,876,530
SECURITY	NUMBER OF SHARES	VALUE ($)
PT Indocement Tunggal Prakarsa Tbk	2,528,596	1,844,631
PT Indofood CBP Sukses Makmur Tbk	3,147,691	2,089,860
PT Indofood Sukses Makmur Tbk	5,937,587	2,521,041
PT Jasa Marga Persero Tbk *	2,955,242	629,806
PT Kalbe Farma Tbk	26,177,695	3,621,963
PT Media Nusantara Citra Tbk *	6,291,331	268,155
PT Perusahaan Gas Negara Tbk	14,440,903	1,481,968
PT Sarana Menara Nusantara Tbk	26,601,184	1,831,557
PT Semen Indonesia (Persero) Tbk	4,644,623	2,200,485
PT Surya Citra Media Tbk	31,031,751	439,532
PT Telkom Indonesia (Persero) Tbk	65,541,671	16,675,520
PT Tower Bersama Infrastructure Tbk	6,598,168	904,273
PT Unilever Indonesia Tbk	7,882,279	2,160,520
PT United Tractors Tbk	2,112,292	3,864,456
PT Vale Indonesia Tbk *	2,737,197	1,225,008
PT XL Axiata Tbk	4,877,857	668,506
Smartfren Telecom Tbk PT *	165,780,000	728,345
Sumber Alfaria Trijaya Tbk PT	26,762,665	5,089,294
		182,971,151

Kuwait 1.1%
Agility Public Warehousing Co. KSC	2,110,992	4,147,697
Boubyan Bank KSCP	1,645,175	4,100,876
Boubyan Petrochemicals Co. KSCP	571,354	1,450,260
Burgan Bank SAK	1,365,964	1,005,891
Gulf Bank KSCP	2,536,622	2,504,387
Humansoft Holding Co. KSC	142,164	1,704,671
Kuwait Finance House KSCP	11,462,169	32,007,425
Mabanee Co. KPSC	847,116	2,169,544
Mobile Telecommunications Co. KSCP	2,974,015	5,416,991
National Bank of Kuwait SAKP	9,987,009	34,819,484
		89,327,226

Malaysia 1.8%
Alliance Bank Malaysia Berhad	1,595,680	1,237,430
AMMB Holdings Berhad	3,002,172	2,682,721
Astro Malaysia Holdings Berhad	2,318,600	310,008
Axiata Group Berhad	6,315,777	4,461,507
British American Tobacco Malaysia Berhad	196,000	514,514
CIMB Group Holdings Berhad	9,421,652	11,778,377
Dialog Group Berhad	5,737,700	2,876,841
DiGi.com Berhad	4,302,114	4,122,360
Fraser & Neave Holdings Berhad	145,800	893,482
Gamuda Berhad	3,285,159	3,074,689
Genting Berhad	3,175,100	3,297,151
Genting Malaysia Berhad	3,963,220	2,384,556
Hartalega Holdings Berhad	2,402,100	786,872
Hong Leong Bank Berhad	955,007	4,371,219
Hong Leong Financial Group Berhad	335,400	1,361,780
IHH Healthcare Berhad	2,953,800	3,811,143
IJM Corp. Berhad	4,394,136	1,576,503
IOI Corp. Berhad	4,379,092	3,737,476
Kuala Lumpur Kepong Berhad	601,728	2,789,068
Malayan Banking Berhad	9,931,018	19,474,754
Malaysia Airports Holdings Berhad *	1,255,900	1,900,292
Maxis Berhad	2,833,924	2,469,224
MISC Berhad	2,389,800	4,026,047
MR DIY Group M Berhad	3,092,900	1,171,684
Nestle Malaysia Berhad	85,371	2,570,166
Petronas Chemicals Group Berhad	3,959,100	6,316,915
Petronas Dagangan Berhad	369,300	1,729,846
Petronas Gas Berhad	797,336	2,960,138
PPB Group Berhad	944,677	3,683,977
Press Metal Aluminium Holdings Berhad	4,874,364	5,604,840
See financial notes
76Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Public Bank Berhad	19,766,970	18,192,220
QL Resources Berhad	1,526,650	1,976,565
RHB Bank Berhad	2,277,340	2,882,516
Sime Darby Berhad	4,908,100	2,482,760
Sime Darby Plantation Berhad	4,990,908	4,704,522
Telekom Malaysia Berhad	1,588,334	1,780,350
Tenaga Nasional Berhad	4,470,374	9,334,241
Top Glove Corp. Berhad *	7,282,400	1,225,228
Westports Holdings Berhad	1,028,500	848,011
YTL Corp. Berhad	6,793,236	855,304
		152,257,297

Mexico 3.2%
Alfa S.A.B. de C.V., A Shares	5,060,107	3,297,008
Alpek S.A.B. de C.V.	553,598	677,006
America Movil S.A.B. de C.V., Series L	39,379,867	40,787,442
Arca Continental S.A.B. de C.V.	604,729	5,095,894
Banco del Bajio S.A.	1,018,717	3,892,527
Becle S.A.B. de C.V.	758,567	1,834,635
Cemex S.A.B. de C.V., Series CPO *	20,994,735	10,494,503
Coca-Cola Femsa S.A.B. de C.V.	742,526	5,362,395
Concentradora Fibra Danhos S.A. de C.V.	383,492	501,208
Controladora Vuela Cia de Aviacion S.A.B. de C.V., A Shares *	1,333,513	1,579,840
El Puerto de Liverpool S.A.B. de C.V., Series C1	289,315	1,756,730
Fibra Uno Administracion S.A. de C.V.	3,991,277	5,675,999
Fomento Economico Mexicano S.A.B. de C.V.	2,565,831	23,643,450
GCC S.A.B. de C.V.	236,389	1,855,767
Gruma S.A.B. de C.V., B Shares	274,810	4,022,199
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	384,299	3,666,412
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	482,115	9,154,792
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	279,360	8,000,748
Grupo Bimbo S.A.B. de C.V., Series A	3,090,465	14,647,033
Grupo Carso S.A.B. de C.V., Series A1	631,283	3,011,556
Grupo Comercial Chedraui SA de CV	657,318	3,362,455
Grupo Elektra S.A.B. de C.V.	89,343	4,701,611
Grupo Financiero Banorte S.A.B. de C.V., O Shares	4,044,673	34,087,820
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,791,365	5,783,800
Grupo Mexico S.A.B. de C.V., Series B	4,392,673	19,677,737
Grupo Televisa S.A.B., Series CPO	3,351,615	3,348,872
Industrias Bachoco S.A.B. de C.V., Series B	119,746	537,664
Industrias Penoles S.A.B. de C.V. *	171,362	2,047,086
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,178,060	2,359,977
Megacable Holdings S.A.B. de C.V., Series CPO	431,396	1,106,916
Operadora de Sites Mexicanos S.A. de C.V.	1,780,732	1,816,201
Orbia Advance Corp. S.A.B. de C.V.	1,377,326	2,871,903
Prologis Property Mexico SA de CV	769,481	2,817,581
Promotora y Operadora de Infraestructura S.A.B. de C.V.	304,154	2,961,871
Qualitas Controladora S.A.B. de C.V.	241,947	1,506,211
Regional SAB de C.V.	334,418	2,776,263
Sitios Latinoamerica S.A.B. de C.V. *	2,822,563	1,135,186
SECURITY	NUMBER OF SHARES	VALUE ($)
Wal-Mart de Mexico S.A.B. de C.V.	7,195,315	28,274,741
		270,131,039

Philippines 0.8%
Aboitiz Power Corp.	2,208,547	1,510,271
AC Energy Corp.	10,873,757	1,245,521
Alliance Global Group, Inc.	5,190,887	1,179,790
Ayala Corp.	390,967	4,414,713
Ayala Land, Inc.	10,232,252	5,268,639
Bank of the Philippine Islands	2,514,552	4,988,217
BDO Unibank, Inc.	3,283,026	7,319,339
Bloomberry Resorts Corp. *	4,647,363	767,424
Converge Information and Communications Technology Solutions, Inc. *	3,280,137	963,596
DMCI Holdings, Inc.	5,775,067	1,101,801
Emperador, Inc. *	3,367,911	1,265,629
Globe Telecom, Inc.	44,329	1,421,571
GT Capital Holdings, Inc.	132,962	1,246,744
International Container Terminal Services, Inc.	1,516,985	5,475,946
JG Summit Holdings, Inc.	4,212,890	3,752,402
Jollibee Foods Corp.	575,307	2,494,556
LT Group, Inc.	4,012,327	761,146
Manila Electric Co.	366,635	2,105,088
Megaworld Corp.	15,195,866	554,574
Metro Pacific Investments Corp.	14,840,503	1,093,934
Metropolitan Bank & Trust Co.	2,528,520	2,658,715
Monde Nissin Corp.	9,897,843	2,156,603
PLDT, Inc.	127,111	2,950,996
Puregold Price Club, Inc.	1,346,639	766,380
San Miguel Corp.	510,068	1,059,762
Semirara Mining & Power Corp.	1,705,298	924,281
SM Prime Holdings, Inc.	14,759,624	9,079,769
Universal Robina Corp.	1,221,084	3,011,345
		71,538,752

Qatar 1.2%
Barwa Real Estate Co.	3,081,090	2,326,628
Doha Bank QPSC	3,241,412	1,468,615
Ezdan Holding Group QSC *	2,163,285	518,583
Industries Qatar QSC	2,192,624	8,380,950
Masraf Al Rayan QSC	8,659,681	6,420,303
Mesaieed Petrochemical Holding Co.	6,755,550	3,897,415
Ooredoo QPSC	1,161,421	2,934,049
Qatar Aluminum Manufacturing Co.	3,840,522	1,782,243
Qatar Electricity & Water Co. QSC	647,599	3,101,291
Qatar Fuel QSC	828,638	3,697,499
Qatar Gas Transport Co., Ltd.	3,819,632	3,828,285
Qatar Insurance Co. SAQ	2,322,553	1,084,188
Qatar International Islamic Bank QSC	1,637,906	4,717,961
Qatar Islamic Bank SAQ	2,499,928	12,768,219
Qatar National Bank QPSC	6,248,781	28,912,462
Qatar Navigation QSC	769,755	1,902,326
The Commercial Bank PSQC	4,698,594	7,934,744
United Development Co. QSC	2,809,552	889,521
Vodafone Qatar QSC	2,366,877	1,033,386
		97,598,668

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	20,165
Sberbank of Russia PJSC *(b)(c)	107,550	3,741
		23,906

See financial notes
Schwab International Equity ETFs | Semiannual Report77

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Saudi Arabia 4.4%
Abdullah Al Othaim Markets Co.	60,666	1,826,778
ACWA Power Co.	184,684	6,860,472
Advanced Petrochemical Co.	179,559	2,311,087
Al Rajhi Bank	2,747,565	51,471,312
Alinma Bank	1,367,091	10,728,640
Almarai Co. JSC	349,884	4,894,917
Arab National Bank	930,752	5,709,542
Arabian Centers Co., Ltd.	230,944	1,204,984
Arabian Internet & Communications Services Co.	35,800	2,362,085
Bank AlBilad	684,466	6,502,395
Bank Al-Jazira	555,576	2,682,648
Banque Saudi Fransi	818,680	7,133,848
BinDawood Holding Co.	42,209	623,127
Bupa Arabia for Cooperative Insurance Co.	125,201	5,157,975
Dallah Healthcare Co.	53,141	2,070,327
Dar Al Arkan Real Estate Development Co. *	744,513	2,848,975
Dr Sulaiman Al Habib Medical Services Group Co.	127,922	7,901,701
Elm Co.	36,672	3,703,700
Emaar Economic City *	636,401	1,280,383
Etihad Etisalat Co.	521,714	5,435,897
Jarir Marketing Co.	82,235	3,238,867
Mobile Telecommunications Co. *	599,980	1,659,572
Mouwasat Medical Services Co.	66,669	3,208,512
Nahdi Medical Co.	53,862	2,678,280
National Industrialization Co. *	454,914	1,461,970
Rabigh Refining & Petrochemical Co. *	611,447	1,655,444
Riyad Bank	2,048,322	14,218,962
SABIC Agri-Nutrients Co.	325,032	11,571,629
Sahara International Petrochemical Co.	504,652	4,760,551
Saudi Airlines Catering Co. *	55,353	1,166,755
Saudi Arabian Mining Co. *	1,125,549	19,075,831
Saudi Arabian Oil Co.	3,905,915	33,098,769
Saudi Basic Industries Corp.	1,250,616	29,493,695
Saudi Cement Co.	105,183	1,468,719
Saudi Electricity Co.	1,094,859	6,476,988
Saudi Ground Services Co. *	118,567	674,881
Saudi Industrial Investment Group	517,050	3,078,064
Saudi Kayan Petrochemical Co. *	1,020,696	3,454,316
Saudi Research & Media Group *	44,295	2,197,841
Saudi Tadawul Group Holding Co.	66,679	2,537,343
Saudi Telecom Co.	2,500,820	23,424,466
Saudia Dairy & Foodstuff Co.	21,824	1,414,360
Seera Group Holding *	210,131	1,089,670
Southern Province Cement Co.	96,030	1,284,614
The Co. for Cooperative Insurance *	85,550	2,122,421
The Qassim Cement Co.	60,215	1,083,105
The Saudi British Bank	1,394,565	12,319,249
The Saudi Investment Bank	681,739	2,873,999
The Saudi National Bank	3,043,657	38,322,997
The Savola Group	369,000	2,674,590
United Electronics Co.	57,233	1,220,108
Yamama Cement Co. *	136,137	1,102,838
Yanbu Cement Co.	104,052	981,557
Yanbu National Petrochemical Co.	384,276	4,300,852
		374,102,608

South Africa 4.0%
Absa Group Ltd.	1,157,270	12,511,283
African Rainbow Minerals Ltd.	149,056	2,065,692
Anglo American Platinum Ltd.	78,413	4,345,292
SECURITY	NUMBER OF SHARES	VALUE ($)
AngloGold Ashanti Ltd.	582,964	9,847,626
Aspen Pharmacare Holdings Ltd.	518,018	4,004,172
AVI Ltd.	467,974	1,940,602
Bid Corp., Ltd.	463,077	10,146,384
Capitec Bank Holdings Ltd.	118,289	11,306,189
Clicks Group Ltd.	337,051	4,911,741
Dis-Chem Pharmacies Ltd.	535,392	788,960
Discovery Ltd. *	735,398	5,999,365
Distell Group Holdings Ltd. *	251,847	2,405,932
Exxaro Resources Ltd.	339,253	3,717,021
FirstRand Ltd.	6,953,097	24,829,445
Gold Fields Ltd.	1,221,186	11,096,036
Growthpoint Properties Ltd.	4,683,440	3,429,101
Harmony Gold Mining Co., Ltd.	739,850	2,249,426
Impala Platinum Holdings Ltd.	1,128,624	10,545,199
Investec Ltd.	391,818	2,506,354
Kumba Iron Ore Ltd.	73,981	1,930,750
Life Healthcare Group Holdings Ltd.	1,886,985	2,014,840
Momentum Metropolitan Holdings	1,721,441	1,862,462
Mr Price Group Ltd.	361,824	3,001,427
MTN Group Ltd.	2,506,015	19,769,617
MultiChoice Group	450,156	3,457,787
Naspers Ltd., N Shares	296,869	52,675,093
Nedbank Group Ltd.	585,144	7,350,221
NEPI Rockcastle NV	851,151	5,108,413
Netcare Ltd.	1,991,139	1,653,113
Northam Platinum Holdings Ltd. *	517,519	4,264,201
Old Mutual Ltd.	6,294,854	4,084,261
OUTsurance Group Ltd.	1,161,496	2,259,559
Pepkor Holdings Ltd.	2,518,201	2,572,218
Pick n Pay Stores Ltd.	473,210	1,182,493
Redefine Properties Ltd.	9,006,938	1,874,375
Reinet Investments SCA	189,230	3,742,076
Remgro Ltd.	687,425	5,234,635
Resilient REIT Ltd.	406,021	1,126,961
Royal Bafokeng Platinum Ltd.	99,267	840,751
Sanlam Ltd.	2,427,542	7,912,283
Santam Ltd.	59,060	951,331
Sappi Ltd.	802,230	2,135,784
Sasol Ltd.	785,973	11,575,346
Shoprite Holdings Ltd.	677,242	8,210,470
Sibanye Stillwater Ltd.	3,943,257	7,971,904
Standard Bank Group Ltd.	1,869,243	18,694,212
The Bidvest Group Ltd.	467,406	5,966,755
The Foschini Group Ltd.	446,505	2,470,144
The SPAR Group Ltd.	269,272	2,112,369
Tiger Brands Ltd.	218,634	2,644,154
Transaction Capital Ltd.	816,820	1,388,344
Truworths International Ltd.	515,623	1,662,072
Vodacom Group Ltd.	822,421	5,677,029
Woolworths Holdings Ltd.	1,325,583	5,560,498
		339,583,768

Taiwan 16.7%
Accton Technology Corp.	745,000	6,919,543
Acer, Inc.	3,944,086	3,281,399
Advanced Energy Solution Holding Co., Ltd.	32,000	864,340
Advantech Co., Ltd.	576,619	6,756,034
Airtac International Group	217,920	7,688,475
ASE Technology Holding Co., Ltd.	4,738,120	16,483,392
Asia Cement Corp.	3,422,286	5,026,249
ASMedia Technology, Inc.	52,445	1,705,738
ASPEED Technology, Inc.	42,800	3,926,090
Asustek Computer, Inc.	978,621	8,928,819
AUO Corp.	9,839,224	6,006,320
Capital Securities Corp.	2,783,644	1,110,004
See financial notes
78Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Catcher Technology Co., Ltd.	983,224	5,953,653
Cathay Financial Holding Co., Ltd.	12,417,905	17,708,133
Chailease Holding Co., Ltd.	1,936,627	14,332,673
Chang Hwa Commercial Bank Ltd.	9,483,705	5,431,354
Cheng Shin Rubber Industry Co., Ltd.	2,604,277	2,927,402
Chicony Electronics Co., Ltd.	856,118	2,584,974
China Airlines Ltd.	4,008,872	2,670,871
China Development Financial Holding Corp.	21,986,308	9,524,911
China Motor Corp.	356,600	669,441
China Steel Corp.	17,350,956	17,880,832
Chunghwa Telecom Co., Ltd.	5,283,310	20,027,316
Compal Electronics, Inc.	5,807,535	4,603,028
CTBC Financial Holding Co., Ltd.	25,584,792	19,102,841
Delta Electronics, Inc.	3,006,148	28,266,345
E Ink Holdings, Inc.	1,261,000	8,049,509
E.Sun Financial Holding Co., Ltd.	18,918,821	15,491,708
Eclat Textile Co., Ltd.	274,510	4,328,987
eMemory Technology, Inc.	97,000	5,953,166
ENNOSTAR, Inc.	1,005,914	1,622,628
Eternal Materials Co., Ltd.	1,308,352	1,386,953
Eva Airways Corp.	3,585,374	3,330,087
Evergreen Marine Corp., Ltd.	1,429,088	7,363,653
Far Eastern International Bank	3,512,873	1,366,204
Far Eastern New Century Corp.	5,465,799	5,821,073
Far EasTone Telecommunications Co., Ltd.	2,215,509	5,017,152
Feng TAY Enterprise Co., Ltd.	619,584	3,761,894
First Financial Holding Co., Ltd.	14,563,587	12,809,666
Formosa Chemicals & Fibre Corp.	4,751,008	11,101,980
Formosa Petrochemical Corp.	1,923,660	5,372,699
Formosa Plastics Corp.	5,204,560	15,526,822
Formosa Sumco Technology Corp.	81,000	401,418
Formosa Taffeta Co., Ltd.	1,394,132	1,267,414
Foxconn Technology Co., Ltd.	1,537,355	2,800,282
Fubon Financial Holding Co., Ltd.	10,294,393	20,271,536
Genius Electronic Optical Co., Ltd.	121,000	1,544,791
Giant Manufacturing Co., Ltd.	445,096	2,972,712
Globalwafers Co., Ltd.	292,451	4,914,256
Hiwin Technologies Corp.	401,445	3,307,002
Hon Hai Precision Industry Co., Ltd.	16,742,092	55,496,523
Hotai Motor Co., Ltd.	455,000	9,213,640
HTC Corp. *	989,778	2,124,468
Hua Nan Financial Holdings Co., Ltd.	14,197,415	10,647,071
Innolux Corp.	11,517,381	5,556,557
Inventec Corp.	4,219,043	3,683,242
Largan Precision Co., Ltd.	142,456	10,309,177
Lite-On Technology Corp.	2,946,866	6,721,711
MediaTek, Inc.	2,084,713	49,467,418
Mega Financial Holding Co., Ltd.	15,747,973	17,210,899
Micro-Star International Co., Ltd.	963,095	4,330,364
momo.com, Inc.	86,080	2,243,145
Nan Ya Plastics Corp.	7,878,816	19,548,680
Nan Ya Printed Circuit Board Corp.	292,000	2,252,088
Nanya Technology Corp.	1,157,000	2,217,588
Nien Made Enterprise Co., Ltd.	193,752	2,072,996
Novatek Microelectronics Corp.	811,608	10,854,470
OBI Pharma, Inc. *	261,339	701,604
Oneness Biotech Co., Ltd. *	410,000	3,525,493
Parade Technologies Ltd.	98,100	3,097,268
Pegatron Corp.	2,841,657	6,341,839
Pou Chen Corp.	3,715,792	4,097,560
Powerchip Semiconductor Manufacturing Corp.	3,940,000	4,306,011
Powertech Technology, Inc.	950,000	2,746,845
President Chain Store Corp.	798,400	6,996,268
Quanta Computer, Inc.	3,726,057	9,795,276
Realtek Semiconductor Corp.	663,336	8,272,787
SECURITY	NUMBER OF SHARES	VALUE ($)
Ruentex Development Co., Ltd	3,250,500	4,741,946
Shin Kong Financial Holding Co., Ltd.	18,844,672	5,498,257
Silergy Corp.	452,000	8,633,683
Sino-American Silicon Products, Inc.	741,000	3,866,785
SinoPac Financial Holdings Co., Ltd.	14,753,605	8,328,394
Synnex Technology International Corp.	1,855,956	3,806,996
Taishin Financial Holding Co., Ltd.	15,907,478	8,588,195
Taiwan Business Bank	7,404,049	3,499,181
Taiwan Cement Corp.	8,789,872	11,294,031
Taiwan Cooperative Financial Holding Co., Ltd.	14,065,199	12,302,058
Taiwan Fertilizer Co., Ltd.	1,066,508	2,012,642
Taiwan Glass Industry Corp.	2,292,311	1,764,213
Taiwan High Speed Rail Corp.	2,953,000	2,849,348
Taiwan Mobile Co., Ltd.	2,395,524	7,594,730
Taiwan Secom Co., Ltd.	387,000	1,282,824
Taiwan Semiconductor Manufacturing Co., Ltd.	33,582,500	563,207,716
Teco Electric & Machinery Co., Ltd.	2,646,000	2,670,359
The Shanghai Commercial & Savings Bank Ltd.	4,923,151	7,699,114
Transcend Information, Inc.	419,000	966,727
U-Ming Marine Transport Corp.	572,000	1,145,145
Unimicron Technology Corp.	1,747,348	7,340,473
Uni-President Enterprises Corp.	6,787,676	15,036,943
United Microelectronics Corp. *	16,322,850	26,758,771
Vanguard International Semiconductor Corp.	1,255,000	3,809,958
Voltronic Power Technology Corp.	90,000	4,740,806
Walsin Lihwa Corp.	4,762,814	8,847,381
Walsin Technology Corp.	660,000	2,176,931
Wan Hai Lines Ltd.	1,281,910	3,348,924
Win Semiconductors Corp.	556,000	3,102,119
Winbond Electronics Corp.	4,066,000	3,075,905
Wistron Corp.	4,023,080	4,377,003
Wiwynn Corp.	122,000	3,879,880
Yageo Corp.	545,167	9,626,014
Yang Ming Marine Transport Corp.	2,426,000	5,143,491
Yuanta Financial Holding Co., Ltd.	16,521,949	12,336,085
Yulon Motor Co., Ltd.	773,114	2,062,855
Yulon Nissan Motor Co., Ltd.	27,000	180,771
Zhen Ding Technology Holding Ltd.	876,000	3,220,007
		1,410,811,418

Thailand 2.7%
Advanced Info Service PCL NVDR	1,544,900	8,830,186
Airports of Thailand PCL NVDR *	5,984,900	12,319,923
Asset World Corp. PCL NVDR	9,959,800	1,662,726
B Grimm Power PCL NVDR	998,000	1,101,319
Bangkok Bank PCL NVDR	937,800	4,338,565
Bangkok Dusit Medical Services PCL NVDR	12,417,300	9,837,920
Bangkok Expressway & Metro PCL, NVDR	10,991,190	2,876,766
Bangkok Life Assurance PCL NVDR	750,100	673,878
Banpu PCL NVDR	11,113,833	3,427,745
Berli Jucker PCL NVDR	1,448,350	1,577,801
BTS Group Holdings PCL NVDR	11,861,400	2,701,780
Bumrungrad Hospital PCL NVDR	785,100	4,687,330
Carabao Group PCL NVDR	461,100	1,317,755
Central Pattana PCL NVDR	3,863,200	7,679,123
Central Retail Corp. PCL NVDR	3,832,400	4,852,683
Charoen Pokphand Foods PCL NVDR	6,862,900	4,311,007
CP ALL PCL NVDR	8,306,100	14,571,590
Delta Electronics Thailand PCL NVDR	387,021	9,987,285
See financial notes
Schwab International Equity ETFs | Semiannual Report79

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Digital Telecommunications Infrastructure Fund, Class F	7,739,600	2,912,650
Electricity Generating PCL NVDR	370,300	1,791,711
Energy Absolute PCL NVDR	2,304,551	5,102,568
Global Power Synergy PCL NVDR	951,368	1,830,524
Gulf Energy Development PCL NVDR	5,913,659	8,784,836
Home Product Center PCL NVDR	7,848,719	3,109,173
Indorama Ventures PCL NVDR	2,490,700	2,589,983
Intouch Holdings PCL NVDR	1,938,609	3,880,921
IRPC PCL NVDR	16,040,800	1,298,106
Kasikornbank PCL NVDR	2,111,869	8,186,639
Krung Thai Bank PCL NVDR	8,682,400	4,250,147
Krungthai Card PCL NVDR	1,787,600	2,971,641
Land & Houses PCL NVDR	11,395,300	3,159,875
Minor International PCL NVDR *	5,246,480	4,973,143
Muangthai Capital PCL NVDR	962,515	953,221
Osotspa PCL NVDR	1,883,963	1,719,175
PTT Exploration & Production PCL NVDR	1,940,604	8,236,568
PTT Global Chemical PCL NVDR	2,806,414	3,752,076
PTT Oil & Retail Business PCL NVDR	3,933,200	2,437,296
PTT PCL NVDR	20,066,500	18,027,415
Ratch Group PCL NVDR	1,609,250	1,855,535
SCB X PCL NVDR	2,360,900	6,947,508
SCG Packaging PCL NVDR	1,759,800	2,589,314
Siam City Cement PCL NVDR	129,400	532,740
Siam Makro PCL NVDR	1,906,503	2,171,308
Sri Trang Gloves Thailand PCL NVDR	1,189,900	373,724
Srisawad Corp. PCL NVDR	840,500	1,284,250
Thai Life Insurance PCL *	3,485,000	1,341,096
Thai Oil PCL NVDR	1,761,726	2,517,375
Thai Union Group PCL NVDR	3,807,800	1,713,126
The Siam Cement PCL NVDR	1,006,500	9,312,786
TMBThanachart Bank PCL NVDR	59,936,718	2,374,319
Total Access Communication PCL NVDR (b)	913,000	1,347,978
True Corp. PCL NVDR (b)	16,149,366	2,332,782
		223,416,891

Turkey 1.1%
AG Anadolu Grubu Holding A/S	183,479	859,617
Akbank T.A.S.	4,250,775	3,940,281
Aksa Akrilik Kimya Sanayii A/S	162,007	786,050
Aksa Enerji Uretim A/S	662,532	1,267,581
Alarko Holding A/S	183,946	768,756
Anadolu Efes Biracilik Ve Malt Sanayii A/S	277,393	818,411
Arcelik A/S	215,633	1,363,768
Aselsan Elektronik Sanayi Ve Ticaret A/S	811,474	2,372,656
Aygaz A/S	74,865	306,931
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	219,790	188,601
BIM Birlesik Magazalar A/S	612,405	4,421,357
Borusan Yatirim ve Pazarlama A/S	6,820	309,698
Can2 Termik A/S *	104,417	368,078
Coca-Cola Icecek A/S	94,868	959,785
Dogan Sirketler Grubu Holding A/S	1,401,252	695,468
Dogus Otomotiv Servis ve Ticaret A/S	44,888	401,350
EGE Endustri VE Ticaret A/S	1,579	464,843
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	234,652	345,533
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,573,163	1,143,537
Enerjisa Enerji A/S	389,142	662,483
Enka Insaat ve Sanayi A/S	2,521,308	4,369,786
SECURITY	NUMBER OF SHARES	VALUE ($)
Eregli Demir ve Celik Fabrikalari T.A.S.	1,878,952	4,389,098
Europen Endustri Insaat Sanayi VE Ticaret A/S *	301,220	178,221
Ford Otomotiv Sanayi A/S	86,097	2,513,272
Gubre Fabrikalari TAS *	113,611	1,394,336
Haci Omer Sabanci Holding A/S	1,225,227	2,828,296
Hektas Ticaret TAS *	1,620,010	3,051,409
Is Gayrimenkul Yatirim Ortakligi A/S *	619,494	340,608
Is Yatirim Menkul Degerler A/S	170,829	452,431
Iskenderun Demir ve Celik A/S	185,148	441,123
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	1,376,597	1,643,546
Kiler Holding A/S *	142,950	156,890
Kimteks Poliuretan Sanayi VE Ticaret A/S	47,553	279,590
Kizilbuk Gayrimenkul Yatirim Ortakligi A/S *	136,245	163,099
KOC Holding A/S	1,188,913	4,883,744
Kocaer Celik Sanayi Ve Ticaret A/S *	206,571	201,439
Kordsa Teknik Tekstil A/S	73,525	318,573
Koza Altin Isletmeleri A/S	1,345,596	1,743,380
Koza Anadolu Metal Madencilik Isletmeleri A/S *	262,289	634,084
Migros Ticaret A/S *	130,237	997,525
MLP Saglik Hizmetleri A/S *	119,886	491,825
Nuh Cimento Sanayi A/S	78,362	687,364
Otokar Otomotiv Ve Savunma Sanayi A.S.	10,034	505,447
Oyak Cimento Fabrikalari A/S *	412,007	1,106,455
Pegasus Hava Tasimaciligi A/S *	51,274	1,379,420
Penta Teknoloji Urunleri Dagitim Ticaret A/S *	285,750	593,326
Petkim Petrokimya Holding A/S *	1,776,687	1,582,916
Sasa Polyester Sanayi *	469,967	2,738,300
Sinpas Gayrimenkul Yatirim Ortakligi A/S *	882,715	144,945
Sok Marketler Ticaret A/S *	362,776	490,773
TAV Havalimanlari Holding AS *	231,324	918,361
Tekfen Holding AS	244,615	466,452
Tofas Turk Otomobil Fabrikasi A/S	173,445	1,574,685
Torunlar Gayrimenkul Yatirim Ortakligi A/S *	239,327	196,238
Turk Hava Yollari AO *	771,741	5,870,121
Turk Telekomunikasyon A/S	714,455	681,190
Turk Traktor ve Ziraat Makineleri A/S	19,138	573,765
Turkcell Iletisim Hizmetleri A/S	1,667,296	2,819,010
Turkiye Garanti Bankasi A/S	799,968	986,453
Turkiye Halk Bankasi A/S *	868,930	530,223
Turkiye Is Bankasi A/S, Class C	4,377,265	2,633,918
Turkiye Petrol Rafinerileri A/S *	175,855	5,524,636
Turkiye Sise ve Cam Fabrikalari A/S	2,031,555	5,079,156
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,432,612	732,280
Vestel Elektronik Sanayi ve Ticaret A/S *	112,585	333,956
Yapi ve Kredi Bankasi A/S	3,714,239	1,969,359
Yayla Agro Gida Sanayi VE Nakliyat A/S *	114,485	194,538
Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,266,367	337,403
		94,567,749

United Arab Emirates 1.7%
Abu Dhabi Commercial Bank PJSC	3,864,162	8,816,499
Abu Dhabi Islamic Bank PJSC	2,019,025	5,739,037
See financial notes
80Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Abu Dhabi National Oil Co. for Distribution PJSC	4,039,833	4,751,645
Abu Dhabi Ports Co. PJSC *	1,203,617	2,025,226
ADNOC Drilling Co. PJSC	2,174,794	1,959,941
Air Arabia PJSC	3,256,509	1,994,948
AL Seer Marine Supplies & Equipment Co. LLC *	263,483	555,970
Aldar Properties PJSC	4,912,089	6,285,805
Alpha Dhabi Holding PJSC *	1,860,816	10,882,646
Americana Restaurants International plc *	3,176,231	3,044,048
Apex Investment Co. PSC *	726,155	510,089
Aramex PJSC	1,055,351	1,034,418
Borouge plc	2,465,880	1,712,020
Dana Gas PJSC	4,908,264	1,055,727
Dubai Electricity & Water Authority PJSC	7,799,935	5,054,343
Dubai Financial Market PJSC	2,274,305	891,678
Dubai Investments PJSC	2,850,787	1,777,449
Dubai Islamic Bank PJSC	3,979,340	6,218,988
Emaar Development PJSC *	1,183,454	1,524,086
Emaar Properties PJSC	8,684,895	13,241,873
Emirates Telecommunications Group Co. PJSC	4,835,761	33,573,902
Fertiglobe plc	1,597,082	1,717,596
First Abu Dhabi Bank PJSC	6,151,906	23,583,549
Multiply Group *	4,726,329	5,147,315
Q Holding PJSC *	2,855,210	2,153,350
		145,252,148
Total Common Stocks (Cost $7,349,451,936)		8,262,545,631

PREFERRED STOCKS 1.7% OF NET ASSETS

Brazil 1.5%
Alpargatas S.A. *	315,159	569,263
Banco Bradesco S.A.	7,230,140	18,114,473
Bradespar S.A.	389,086	2,061,432
Braskem S.A., A Shares	264,676	1,020,032
Centrais Eletricas Brasileiras S.A., B Shares	378,833	2,610,114
Cia de Transmissao de Energia Electrica Paulista	324,873	1,354,078
Cia Energetica de Minas Gerais	1,953,296	3,921,034
Cia Paranaense de Energia, B Shares	1,741,722	2,352,010
Gerdau S.A.	1,431,829	7,852,063
Itau Unibanco Holding S.A.	6,751,185	32,884,984
Itausa S.A.	7,218,940	11,380,059
Metalurgica Gerdau S.A.	953,950	2,298,675
Petroleo Brasileiro S.A.	7,754,164	37,488,287
Raizen S.A.	1,631,394	962,456
Unipar Carbocloro S.A., B Shares	66,677	1,012,665
Usinas Siderurgicas de Minas Gerais S.A., A Shares	531,582	695,444
		126,577,069

Chile 0.2%
Embotelladora Andina S.A., B Shares	514,550	1,258,023
Sociedad Quimica y Minera de Chile S.A., B Shares	190,473	16,931,798
		18,189,821

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.0%
Grupo Aval Acciones y Valores S.A. *	6,115,637	682,049
Grupo de Inversiones Suramericana S.A.	125,802	249,424
		931,473
Total Preferred Stocks (Cost $161,426,807)		145,698,363

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)	44,855,460	44,855,460
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)(e)	9,932,451	9,932,451
		54,787,911
Total Short-Term Investments (Cost $54,787,911)		54,787,911
Total Investments in Securities (Cost $7,565,666,654)		8,463,031,905

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/17/23	862	41,500,990	(2,335,226)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,322,378.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
See financial notes
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Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,708,830,073	$—	$—	$3,708,830,073
China	2,947,730,578	—	267,923	2,947,998,501
Greece	44,286,449	—	0*	44,286,449
Hong Kong	—	—	0*	0
India	1,334,330,734	—	3,659,077	1,337,989,811
Russia	—	—	23,906	23,906
Thailand	219,736,131	—	3,680,760	223,416,891
Preferred Stocks[1]	145,698,363	—	—	145,698,363
Short-Term Investments[1]	54,787,911	—	—	54,787,911
Liabilities
Futures Contracts[2]	(2,335,226)	—	—	(2,335,226)
Total	$8,453,065,013	$—	$7,631,666	$8,460,696,679

*	Level 3 amount shown includes securities determined to have no value at February 28, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
82Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $7,565,666,654) including securities on loan of $9,322,378		$8,463,031,905
Foreign currency, at value (cost $9,256,889)		9,308,800
Deposit with broker for futures contracts		2,094,305
Receivables:
Dividends		27,165,987
Income from securities on loan	+	33,258
Total assets		8,501,634,255

Liabilities
Collateral held for securities on loan		9,932,451
Payables:
Foreign capital gains tax		37,392,285
Investments bought		20,172,629
Management fees		743,584
Variation margin on futures contracts	+	284,460
Total liabilities		68,525,409
Net assets		$8,433,108,846

Net Assets by Source
Capital received from investors		$9,160,903,935
Total distributable loss	+	(727,795,089)
Net assets		$8,433,108,846

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,433,108,846		351,600,000		$23.98

See financial notes
Schwab International Equity ETFs | Semiannual Report83

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $8,147,046)		$85,748,131
Securities on loan, net	+	431,468
Total investment income		86,179,599

Expenses
Management fees		4,528,764
Proxy fees[1]	+	47,656
Total expenses	–	4,576,420
Net investment income		81,603,179

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $2,185,841)		(266,480,793)
Net realized losses on futures contracts		(895,745)
Net realized losses on foreign currency transactions	+	(629,294)
Net realized losses		(268,005,832)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of $18,659,728)		(19,440,954)
Net change in unrealized appreciation (depreciation) on futures contracts		(1,325,569)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	357,542
Net change in unrealized appreciation (depreciation)	+	(20,408,981)
Net realized and unrealized losses		(288,414,813)
Decrease in net assets resulting from operations		($206,811,634)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
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Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$81,603,179	$299,864,744
Net realized losses		(268,005,832)	(472,482,794)
Net change in unrealized appreciation (depreciation)	+	(20,408,981)	(1,641,851,360)
Decrease in net assets from operations		($206,811,634)	($1,814,469,410)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($212,788,320)	($221,827,290)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,300,000	$295,305,153	38,900,000	$1,088,558,847
Net transactions in fund shares		12,300,000	$295,305,153	38,900,000	$1,088,558,847

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		339,300,000	$8,557,403,647	300,400,000	$9,505,141,500
Total increase (decrease)	+	12,300,000	(124,294,801)	38,900,000	(947,737,853)
End of period		351,600,000	$8,433,108,846	339,300,000	$8,557,403,647
See financial notes
Schwab International Equity ETFs | Semiannual Report85

Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Dividend Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab International Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. Aggregate Bond ETF
Schwab Emerging Markets Equity ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Broad Market ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab U.S. TIPS ETF	Schwab Municipal Bond ETF
Schwab Short-Term U.S. Treasury ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 28, 2023 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2023, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of February 28, 2023, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
Schwab International Equity ETF and Schwab International Small-Cap Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the funds, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the funds are charged directly to the funds. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of February 28, 2023, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of the index. Errors relating to an index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because a fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
0.14%	0.06%	0.11%	0.11%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2023, as applicable:
	UNDERLYING FUNDS
	SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
Schwab International Opportunities Fund	—%	—%	—%	0.5%
Schwab Monthly Income Fund - Flexible Payout	2.1%	—%	—%	—%
Schwab Monthly Income Fund - Income Payout	1.2%	—%	—%	—%
Schwab Monthly Income Fund - Target Payout	1.2%	—%	—%	—%
Schwab Target 2010 Index Fund	—%	0.0%*	—%	—%
Schwab Target 2015 Index Fund	—%	0.0%*	—%	—%
Schwab Target 2020 Index Fund	—%	0.1%	—%	—%
Schwab Target 2025 Index Fund	—%	0.2%	—%	0.1%
Schwab Target 2030 Index Fund	—%	0.4%	—%	0.2%
Schwab Target 2035 Index Fund	—%	0.3%	—%	0.2%
Schwab Target 2040 Index Fund	—%	0.4%	—%	0.3%
Schwab Target 2045 Index Fund	—%	0.3%	—%	0.2%
Schwab Target 2050 Index Fund	—%	0.4%	—%	0.3%
Schwab Target 2055 Index Fund	—%	0.3%	—%	0.2%
Schwab Target 2060 Index Fund	—%	0.3%	—%	0.3%
Schwab Target 2065 Index Fund	—%	0.0%*	—%	0.0%*
Schwab VIT Balanced Portfolio	—%	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	—%	0.1%	0.1%	0.1%
Schwab VIT Growth Portfolio	—%	0.1%	0.2%	0.1%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended February 28, 2023, the professional fees incurred by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF were $79,333 and $1,979, respectively, as shown on the Statement of Operations.
For the period ended February 28, 2023, Schwab International Equity ETF and Schwab International Small-Cap Equity ETF recovered previously withheld foreign taxes from Sweden. The payments received by Schwab International Equity ETF and Schwab International Small-Cap Equity ETF amounted to $5,174,521 and $1,041,373 and are recorded as income in the fund’s Statement of Operations. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amount of $25,647 and $10,892 for Schwab International Equity ETF and Schwab International Small-Cap Equity ETF, those amounts have been reimbursed to the investment adviser. During the period ended February 28, 2023, Schwab Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 28, 2023, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF to the investment adviser was $59,929 and $1,979. Schwab International Dividend Equity ETF and Schwab Emerging Markets ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the funds to the investment adviser.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2023, each fund’s total purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab International Dividend Equity ETF	$10,585,012	$15,625,233	($5,225,756)
Schwab International Equity ETF	153,960,338	88,658,364	(110,521,950)
Schwab International Small-Cap Equity ETF	43,945,301	83,071,275	19,719,781
Schwab Emerging Markets Equity ETF	18,666,148	44,833,717	(34,195,408)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
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Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at February 28, 2023 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab International Dividend Equity ETF	$2,325,037	27
Schwab International Equity ETF	119,111,080	1,265
Schwab International Small-Cap Equity ETF	12,843,621	137
Schwab Emerging Markets Equity ETF	29,314,423	607

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2023, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab International Dividend Equity ETF	$101,897,618	$82,393,358
Schwab International Equity ETF	822,666,119	930,135,691
Schwab International Small-Cap Equity ETF	262,820,627	265,836,837
Schwab Emerging Markets Equity ETF	632,204,922	519,062,665

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2023, were as follows:

	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab International Dividend Equity ETF	$173,830,821	$5,893,370
Schwab International Equity ETF	1,410,424,043	0
Schwab International Small-Cap Equity ETF	138,725,543	63,123,651
Schwab Emerging Markets Equity ETF	48,465,694	0
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended February 28, 2023, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2023 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of February 28, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab International Dividend Equity ETF	$675,293,081	$15,024,396	($32,711,646)	($17,687,250)
Schwab International Equity ETF	27,303,327,502	4,729,578,522	(1,952,774,259)	2,776,804,263
Schwab International Small-Cap Equity ETF	3,809,175,969	473,932,004	(559,499,374)	(85,567,370)
Schwab Emerging Markets Equity ETF	7,957,582,554	1,457,235,508	(954,121,383)	503,114,125
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab International Dividend Equity ETF	$8,166,347
Schwab International Equity ETF	1,306,097,158
Schwab International Small-Cap Equity ETF	167,974,090
Schwab Emerging Markets Equity ETF	990,659,600
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2023. The tax-basis components of distributions paid during the fiscal year ended August 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab International Dividend Equity ETF	$6,562,600
Schwab International Equity ETF	883,078,400
Schwab International Small-Cap Equity ETF	93,611,110
Schwab Emerging Markets Equity ETF	221,827,290
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2022, the fund did not incur any interest or penalties.
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Financial Notes, unaudited (continued)

 12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity risk metrics. No significant liquidity events impacting any of the funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Schwab International Equity ETFs | Semiannual Report101

Schwab International Equity ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
102Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones International Dividend 100 Index (Net) An index that is designed to measure the performance of high dividend yielding stocks issued by companies in developed and emerging countries outside of the United States that have a record of consistently paying dividends, selected for fundamental strength based on financial ratios and lower volatility. The 100-component index is derived from the constituents of the Dow Jones Global ex-U.S. Large-Cap Index and the Dow Jones Global ex-U.S. Mid-Cap Index, and excludes real estate investment trusts (REITs). It is modified market capitalization weighted. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net) An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
Schwab International Equity ETFs | Semiannual Report103

Schwab International Equity ETFs
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
104Schwab International Equity ETFs | Semiannual Report

Notes

Notes

Schwab International Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab International Equity ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR54790-13
00284395

Semiannual Report | February 28, 2023
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab U.S. Equity ETFs | Semiannual Report1

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Total Returns for the 6 Months Ended February 28, 2023
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	1.58%
NAV Return[1]	1.58%
Dow Jones U.S. Broad Stock Market Index	1.57%
ETF Category: Morningstar Large Blend[2]	2.09%
Performance Details	pages 4-5

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	1.27%
NAV Return[1]	1.35%
Schwab 1000 Index®	1.37%
Russell 1000® Index	1.37%
ETF Category: Morningstar Large Blend[2]	2.09%
Performance Details	pages 6-7

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	1.16%
NAV Return[1]	1.23%
Dow Jones U.S. Large-Cap Total Stock Market Index	1.24%
ETF Category: Morningstar Large Blend[2]	2.09%
Performance Details	pages 8-9

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	-2.61%
NAV Return[1]	-2.50%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	-2.50%
ETF Category: Morningstar Large Growth[2]	-0.83%
Performance Details	pages 10-11
Total Returns for the 6 Months Ended February 28, 2023
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	4.37%
NAV Return[1]	4.45%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	4.46%
ETF Category: Morningstar Large Value[2]	4.79%
Performance Details	pages 12-13

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	4.96%
NAV Return[1]	5.07%
Dow Jones U.S. Mid-Cap Total Stock Market Index	5.06%
ETF Category: Morningstar Mid-Cap Blend[2]	5.43%
Performance Details	pages 14-15

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	5.17%
NAV Return[1]	5.26%
Dow Jones U.S. Small-Cap Total Stock Market Index	5.18%
ETF Category: Morningstar Small Blend[2]	6.56%
Performance Details	pages 16-17

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	4.88%
NAV Return[1]	4.93%
Dow Jones U.S. Dividend 100TM Index	4.97%
ETF Category: Morningstar Large Value[2]	4.79%
Performance Details	pages 18-19

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent
12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr.
Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2017, Mr. Brown spent six years with
ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS
ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock
(formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr.
Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared
Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ
Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM
Mellon, LLC and an equity trader at Jane Street Capital.

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab U.S. Equity ETFs | Semiannual Report3

Schwab U.S. Broad Market ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	1.58%	-8.21%	9.34%	11.82%
NAV Return[2]	1.58%	-8.20%	9.34%	11.81%
Dow Jones U.S. Broad Stock Market Index	1.57%	-8.20%	9.35%	11.82%
ETF Category: Morningstar Large Blend[3]	2.09%	-6.98%	8.70%	10.98%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
4Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	2,474
Weighted Average Market Cap (millions)	$392,783
Price/Earnings Ratio (P/E)	19.2
Price/Book Ratio (P/B)	3.4
Portfolio Turnover Rate	2%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report5

Schwab 1000 Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	1.27%	-8.44%	9.43%	10.09%
NAV Return[2]	1.35%	-8.39%	9.45%	10.10%
Schwab 1000 Index®	1.37%	-8.34%	9.50%	10.15%
Russell 1000® Index	1.37%	-8.21%	9.68%	10.31%
ETF Category: Morningstar Large Blend[3]	2.09%	-6.98%	8.70%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/17) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
6Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	991[2]
Weighted Average Market Cap (millions)	$416,250
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	3.6
Portfolio Turnover Rate	3%[3,4]
Sector Weightings % of Investments5

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
3
Not annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report7

Schwab U.S. Large-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	1.16%	-8.48%	9.64%	12.07%
NAV Return[2]	1.23%	-8.47%	9.64%	12.07%
Dow Jones U.S. Large-Cap Total Stock Market Index	1.24%	-8.45%	9.67%	12.10%
ETF Category: Morningstar Large Blend[3]	2.09%	-6.98%	8.70%	10.98%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
8Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	759
Weighted Average Market Cap (millions)	$429,631
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	3.6
Portfolio Turnover Rate	2%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report9

Schwab U.S. Large-Cap Growth ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	-2.61%	-15.26%	11.20%	13.92%
NAV Return[2]	-2.50%	-15.18%	11.22%	13.92%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	-2.50%	-15.17%	11.25%	13.97%
ETF Category: Morningstar Large Growth[3]	-0.83%	-14.68%	8.58%	11.86%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
10Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	245
Weighted Average Market Cap (millions)	$775,231
Price/Earnings Ratio (P/E)	27.8
Price/Book Ratio (P/B)	6.7
Portfolio Turnover Rate	9%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report11

Schwab U.S. Large-Cap Value ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	4.37%	-2.63%	7.06%	9.73%
NAV Return[2]	4.45%	-2.57%	7.08%	9.73%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	4.46%	-2.55%	7.12%	9.79%
ETF Category: Morningstar Large Value[3]	4.79%	-2.03%	7.53%	9.64%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
12Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	517
Weighted Average Market Cap (millions)	$142,552
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	5%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report13

Schwab U.S. Mid-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	4.96%	-5.22%	7.38%	10.34%
NAV Return[2]	5.07%	-5.13%	7.38%	10.34%
Dow Jones U.S. Mid-Cap Total Stock Market Index	5.06%	-5.16%	7.40%	10.37%
ETF Category: Morningstar Mid-Cap Blend[3]	5.43%	-3.32%	7.61%	9.69%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
14Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	500
Weighted Average Market Cap (millions)	$9,974
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	15%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report15

Schwab U.S. Small-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	5.17%	-5.41%	6.47%	9.40%
NAV Return[2]	5.26%	-5.37%	6.48%	9.41%
Dow Jones U.S. Small-Cap Total Stock Market Index	5.18%	-5.47%	6.43%	9.36%
ETF Category: Morningstar Small Blend[3]	6.56%	-3.37%	6.85%	9.14%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
16Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	1,753
Weighted Average Market Cap (millions)	$3,985
Price/Earnings Ratio (P/E)	13.1
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	7%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report17

Schwab U.S. Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	4.88%	0.12%	11.70%	12.73%
NAV Return[2]	4.93%	0.16%	11.71%	12.72%
Dow Jones U.S. Dividend 100TM Index	4.97%	0.23%	11.80%	12.83%
ETF Category: Morningstar Large Value[3]	4.79%	-2.03%	7.53%	9.64%
Fund Expense Ratio[4]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
18Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of February 28, 2023

Statistics1
Number of Holdings	100
Weighted Average Market Cap (millions)	$118,863
Price/Earnings Ratio (P/E)	14.4
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate	5%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report19

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2022 and held through February 28, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/23	EXPENSES PAID DURING PERIOD 9/1/22-2/28/23 [2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,015.80	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$1,013.50	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,012.30	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$975.00	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$1,044.50	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.04%	$1,000.00	$1,050.70	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Small-Cap ETF
Actual Return	0.04%	$1,000.00	$1,052.60	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Dividend Equity ETF
Actual Return	0.06%	$1,000.00	$1,049.30	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

20Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]	9/1/18– 8/31/19[1]	9/1/17– 8/31/18[1]
Per-Share Data
Net asset value at beginning of period	$46.48	$54.57	$41.64	$35.07	$35.28	$29.86
Income (loss) from investment operations:
Net investment income (loss)[2]	0.39	0.71	0.67	0.74	0.72	0.59
Net realized and unrealized gains (losses)	0.33	(8.09)	12.99	6.55	(0.28)	5.39
Total from investment operations	0.72	(7.38)	13.66	7.29	0.44	5.98
Less distributions:
Distributions from net investment income	(0.40)	(0.71)	(0.73)	(0.72)	(0.65)	(0.56)
Net asset value at end of period	$46.80	$46.48	$54.57	$41.64	$35.07	$35.28
Total return	1.58%[3]	(13.64%)	33.23%	21.24%	1.35%	20.20%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4,5]	0.03%[5]	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.71%[4]	1.38%	1.42%	2.02%	2.12%	1.81%
Portfolio turnover rate[6]	2%[3]	4%	4%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$20,983	$20,360	$22,368	$16,549	$14,877	$13,326

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022 (see financial note 12 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report21

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.0%
Adient plc *	50,455	2,155,438
American Axle & Manufacturing Holdings, Inc. *	59,122	520,274
Aptiv plc *	144,191	16,766,529
Autoliv, Inc.	41,331	3,826,424
BorgWarner, Inc.	124,741	6,271,977
Canoo, Inc. *(a)	104,012	77,853
Dana, Inc.	66,914	1,059,918
Dorman Products, Inc. *	15,353	1,428,290
Faraday Future Intelligent Electric, Inc. *	205,015	109,068
Fisker, Inc. *(a)	87,755	652,020
Ford Motor Co.	2,100,400	25,351,828
Fox Factory Holding Corp. *	22,511	2,645,042
General Motors Co.	756,341	29,300,650
Gentex Corp.	124,123	3,543,712
Gentherm, Inc. *	17,363	1,102,724
Harley-Davidson, Inc.	70,254	3,340,578
Holley, Inc. *	29,223	63,706
LCI Industries	13,398	1,511,428
Lear Corp.	31,648	4,419,643
Lordstown Motors Corp., Class A *(a)	110,260	114,670
Lucid Group, Inc. *(a)	316,595	2,890,512
Luminar Technologies, Inc. *(a)	127,728	1,143,166
Mobileye Global, Inc., Class A *(a)	24,787	979,334
Modine Manufacturing Co. *	28,570	697,394
Patrick Industries, Inc.	11,512	838,649
QuantumScape Corp. *(a)	152,875	1,463,014
Rivian Automotive, Inc., Class A *	292,569	5,646,582
Solid Power, Inc. *(a)	59,351	200,606
Standard Motor Products, Inc.	9,737	379,451
Stoneridge, Inc. *	13,739	327,126
Tesla, Inc. *	1,430,966	294,364,016
The Goodyear Tire & Rubber Co. *	149,867	1,702,489
Thor Industries, Inc.	28,999	2,638,619
Visteon Corp. *	14,978	2,501,925
Winnebago Industries, Inc.	16,796	1,067,554
Workhorse Group, Inc. *(a)	94,692	195,065
XPEL, Inc. *	10,307	688,611
		421,985,885

Banks 4.3%
1st Source Corp.	9,268	461,732
Ameris Bancorp	35,017	1,676,264
Arrow Financial Corp.	9,233	281,422
Associated Banc-Corp.	80,820	1,870,983
Atlantic Union Bankshares Corp.	40,609	1,521,213
Axos Financial, Inc. *	28,896	1,369,381
Banc of California, Inc.	31,757	557,335
BancFirst Corp.	9,174	827,954
Bank of America Corp.	3,721,914	127,661,650
Bank of Hawaii Corp.	21,373	1,599,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Marin Bancorp	7,905	229,245
Bank OZK	59,253	2,727,416
BankUnited, Inc.	41,393	1,466,140
Banner Corp.	18,329	1,154,360
Berkshire Hills Bancorp, Inc.	23,179	673,582
BOK Financial Corp.	15,511	1,623,691
Brookline Bancorp, Inc.	46,894	607,746
Byline Bancorp, Inc.	12,233	301,543
Cadence Bank	96,936	2,574,620
Camden National Corp.	7,417	305,210
Capitol Federal Financial, Inc.	68,119	571,518
Cathay General Bancorp	39,345	1,688,687
Central Pacific Financial Corp.	16,160	362,469
Citigroup, Inc.	1,032,408	52,332,762
Citizens Financial Group, Inc.	262,182	10,948,720
City Holding Co.	8,262	811,328
Columbia Banking System, Inc.	41,406	1,231,000
Columbia Financial, Inc. *	17,582	370,980
Comerica, Inc.	70,201	4,921,090
Commerce Bancshares, Inc.	60,945	4,031,558
Community Bank System, Inc.	28,245	1,724,357
Community Trust Bancorp, Inc.	7,319	312,887
ConnectOne Bancorp, Inc.	19,627	475,955
CrossFirst Bankshares, Inc. *	24,361	344,708
Cullen/Frost Bankers, Inc.	34,148	4,501,389
Customers Bancorp, Inc. *	16,882	519,966
CVB Financial Corp.	70,111	1,677,756
Dime Community Bancshares, Inc.	18,008	551,765
Eagle Bancorp, Inc.	16,771	734,738
East West Bancorp, Inc.	74,801	5,700,584
Eastern Bankshares, Inc.	85,710	1,343,933
Enact Holdings, Inc.	15,003	363,823
Enterprise Financial Services Corp.	19,723	1,074,115
Essent Group Ltd.	56,690	2,434,835
F.N.B. Corp.	187,100	2,669,917
FB Financial Corp.	18,251	687,880
Federal Agricultural Mortgage Corp., Class C	5,092	722,351
Fifth Third Bancorp	364,838	13,243,619
Financial Institutions, Inc.	7,751	193,465
First BanCorp	99,884	1,449,317
First Bancorp/Southern Pines NC	19,548	811,047
First Busey Corp.	26,945	650,452
First Citizens BancShares, Inc., Class A	6,343	4,654,240
First Commonwealth Financial Corp.	48,664	779,111
First Community Bankshares, Inc.	7,322	228,593
First Financial Bancorp	50,346	1,240,525
First Financial Bankshares, Inc.	69,732	2,557,770
First Financial Corp.	7,128	313,276
First Foundation, Inc.	27,399	412,903
First Hawaiian, Inc.	66,742	1,825,394
First Horizon Corp.	287,642	7,124,892
First Interstate BancSystem, Inc., Class A	47,863	1,701,051
First Merchants Corp.	31,824	1,302,238
First Mid Bancshares, Inc.	9,027	279,747
See financial notes
22Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Republic Bank	97,448	11,987,078
Flushing Financial Corp.	14,438	280,963
Fulton Financial Corp.	90,116	1,549,995
German American Bancorp, Inc.	13,909	546,624
Glacier Bancorp, Inc.	59,475	2,817,925
Great Southern Bancorp, Inc.	5,487	319,289
Hancock Whitney Corp.	45,855	2,252,398
Hanmi Financial Corp.	15,279	360,890
HarborOne Bancorp, Inc.	22,001	300,754
Heartland Financial USA, Inc.	19,899	983,807
Heritage Commerce Corp.	30,818	373,206
Heritage Financial Corp.	18,869	525,879
Hilltop Holdings, Inc.	24,119	800,027
Home BancShares, Inc.	100,570	2,423,737
HomeStreet, Inc.	9,724	245,337
Hope Bancorp, Inc.	61,832	792,068
Horizon Bancorp, Inc.	21,778	331,461
Huntington Bancshares, Inc.	769,655	11,791,115
Independent Bank Corp.	24,242	1,931,603
Independent Bank Group, Inc.	19,375	1,140,413
International Bancshares Corp.	28,675	1,391,598
JPMorgan Chase & Co.	1,563,961	224,193,809
Kearny Financial Corp.	38,522	386,761
KeyCorp	496,456	9,080,180
Lakeland Bancorp, Inc.	35,664	686,532
Lakeland Financial Corp.	13,263	949,896
LINKBANCORP, Inc.	7,005	56,040
Live Oak Bancshares, Inc.	17,104	591,114
Luther Burbank Corp.	6,823	79,351
M&T Bank Corp.	91,996	14,286,059
Mercantile Bank Corp.	8,427	291,490
Merchants Bancorp	13,410	405,653
Metrocity Bankshares, Inc.	10,651	214,831
MGIC Investment Corp.	156,245	2,149,931
Midland States Bancorp, Inc.	11,044	287,586
Mr Cooper Group, Inc. *	36,957	1,715,914
National Bank Holdings Corp., Class A	19,943	807,492
NBT Bancorp, Inc.	22,453	911,367
New York Community Bancorp, Inc.	365,423	3,244,956
Nicolet Bankshares, Inc. *	7,252	539,984
NMI Holdings, Inc., Class A *	43,803	1,022,362
Northfield Bancorp, Inc.	22,290	327,886
Northwest Bancshares, Inc.	69,641	962,439
OceanFirst Financial Corp.	30,393	720,922
OFG Bancorp	24,926	758,249
Old National Bancorp	155,861	2,754,064
Origin Bancorp, Inc.	14,849	562,926
Pacific Premier Bancorp, Inc.	50,326	1,631,569
PacWest Bancorp	62,195	1,725,911
Park National Corp.	7,542	963,641
Pathward Financial, Inc.	14,882	759,131
Peapack-Gladstone Financial Corp.	8,988	333,904
PennyMac Financial Services, Inc.	16,391	991,164
Peoples Bancorp, Inc.	14,538	452,277
Pinnacle Financial Partners, Inc.	40,555	3,004,720
Popular, Inc.	39,125	2,793,525
Preferred Bank	7,264	511,386
Premier Financial Corp.	18,188	451,426
Prosperity Bancshares, Inc.	48,373	3,554,932
Provident Financial Services, Inc.	39,672	926,341
QCR Holdings, Inc.	9,106	487,080
Radian Group, Inc.	82,300	1,757,105
Regions Financial Corp.	498,534	11,625,813
Renasant Corp.	30,354	1,092,137
Republic Bancorp, Inc., Class A	4,261	189,615
Rocket Cos., Inc., Class A (a)	63,374	498,120
S&T Bancorp, Inc.	20,116	749,522
SECURITY	NUMBER OF SHARES	VALUE ($)
Sandy Spring Bancorp, Inc.	23,580	776,961
Seacoast Banking Corp. of Florida	43,998	1,342,379
ServisFirst Bancshares, Inc.	26,273	1,942,888
Signature Bank (b)	33,630	3,869,131
Silvergate Capital Corp., Class A *(a)	16,637	231,421
Simmons First National Corp., Class A	68,731	1,527,890
Southside Bancshares, Inc.	17,107	653,316
SouthState Corp.	40,493	3,266,975
Stellar Bancorp, Inc.	22,860	668,655
Stock Yards Bancorp, Inc.	15,275	894,046
SVB Financial Group *(c)	31,474	9,067,974
Synovus Financial Corp.	77,061	3,221,920
Texas Capital Bancshares, Inc. *	27,064	1,792,449
TFS Financial Corp.	24,679	357,599
The Bancorp, Inc. *	29,778	1,030,021
The First Bancshares, Inc.	13,414	419,992
The First of Long Island Corp.	10,505	178,795
The PNC Financial Services Group, Inc.	214,886	33,934,797
Tompkins Financial Corp.	6,978	521,885
Towne Bank	35,115	1,065,038
TriCo Bancshares	17,936	905,947
Triumph Financial, Inc. *	12,268	746,508
Truist Financial Corp.	707,485	33,216,421
TrustCo Bank Corp.	10,788	404,118
Trustmark Corp.	31,834	935,920
U.S Bancorp	721,345	34,429,797
UMB Financial Corp.	23,082	2,092,614
Umpqua Holdings Corp.	116,074	2,049,867
United Bankshares, Inc.	71,121	2,899,603
United Community Banks, Inc.	57,275	1,896,375
Univest Financial Corp.	15,831	446,434
UWM Holdings Corp. (a)	49,989	212,953
Valley National Bancorp	226,223	2,619,662
Veritex Holdings, Inc.	28,801	767,835
Walker & Dunlop, Inc.	16,581	1,446,361
Washington Federal, Inc.	33,875	1,187,996
Washington Trust Bancorp, Inc.	8,591	360,822
Waterstone Financial, Inc.	10,854	174,749
Webster Financial Corp.	93,341	4,958,274
Wells Fargo & Co.	2,031,801	95,027,333
WesBanco, Inc.	31,454	1,137,062
Westamerica BanCorp	14,383	792,791
Western Alliance Bancorp	58,177	4,319,060
Wintrust Financial Corp.	32,118	2,959,031
WSFS Financial Corp.	32,210	1,607,601
Zions Bancorp NA	79,621	4,030,415
		905,393,142

Capital Goods 6.7%
3D Systems Corp. *	71,459	699,584
3M Co.	294,351	31,713,377
A.O. Smith Corp.	67,580	4,435,275
AAON, Inc.	22,432	2,040,415
AAR Corp. *	18,164	987,940
Acuity Brands, Inc.	17,151	3,326,608
Advanced Drainage Systems, Inc.	34,266	3,040,422
AECOM	74,569	6,439,779
Aerojet Rocketdyne Holdings, Inc. *	40,344	2,272,981
AeroVironment, Inc. *	13,155	1,127,910
AGCO Corp.	32,878	4,629,551
Air Lease Corp.	54,474	2,357,635
Alamo Group, Inc.	5,404	985,636
Albany International Corp., Class A	16,648	1,680,116
Allegion plc	47,077	5,306,049
Allison Transmission Holdings, Inc.	49,166	2,335,385
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report23

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Altra Industrial Motion Corp.	35,285	2,171,086
Ameresco, Inc., Class A *	17,936	788,287
American Woodmark Corp. *	9,315	474,879
AMETEK, Inc.	122,563	17,350,018
Amprius Technologies, Inc. *	6,954	44,019
API Group Corp. *	108,262	2,543,074
Apogee Enterprises, Inc.	12,389	566,921
Applied Industrial Technologies, Inc.	20,714	2,959,202
Archer Aviation, Inc., Class A *	79,301	233,938
Arcosa, Inc.	25,797	1,563,298
Argan, Inc.	7,046	273,808
Armstrong World Industries, Inc.	24,600	1,939,710
Array Technologies, Inc. *	74,107	1,388,765
Astec Industries, Inc.	11,824	532,435
Astra Space, Inc. *	122,515	69,834
Atkore, Inc. *	22,107	3,228,064
Axon Enterprise, Inc. *	36,023	7,215,767
AZZ, Inc.	13,497	548,653
Babcock & Wilcox Enterprises, Inc. *	39,476	256,199
Barnes Group, Inc.	27,103	1,142,120
Beacon Roofing Supply, Inc. *	26,913	1,749,345
Blink Charging Co. *(a)	22,152	200,476
Bloom Energy Corp., Class A *	96,092	2,084,235
Boise Cascade Co.	20,797	1,437,281
Builders FirstSource, Inc. *	78,691	6,671,423
BWX Technologies, Inc.	48,557	2,967,318
Carlisle Cos., Inc.	27,481	7,096,144
Carrier Global Corp.	445,315	20,052,534
Caterpillar, Inc.	277,513	66,478,239
ChargePoint Holdings, Inc. *(a)	137,588	1,563,000
Chart Industries, Inc. *	22,211	2,965,168
CIRCOR International, Inc. *	10,546	308,681
Columbus McKinnon Corp.	16,330	606,170
Comfort Systems USA, Inc.	19,106	2,778,777
Construction Partners, Inc., Class A *	21,912	592,720
Core & Main, Inc., Class A *	38,152	889,323
Crane Holdings Co.	25,297	3,030,075
CSW Industrials, Inc.	7,965	1,127,525
Cummins, Inc.	75,173	18,273,053
Curtiss-Wright Corp.	20,434	3,571,659
Custom Truck One Source, Inc. *	34,856	252,357
Deere & Co.	146,460	61,401,890
Desktop Metal, Inc., Class A *(a)	124,658	189,480
Donaldson Co., Inc.	65,367	4,134,463
Douglas Dynamics, Inc.	13,001	484,807
Dover Corp.	74,836	11,217,916
Dragonfly Energy Holdings Corp. *(a)	7,302	30,522
DXP Enterprises, Inc. *	7,541	218,010
Dycom Industries, Inc. *	15,624	1,315,697
Eaton Corp. plc	212,010	37,086,909
EMCOR Group, Inc.	25,269	4,225,482
Emerson Electric Co.	315,214	26,071,350
Encore Wire Corp.	9,796	1,890,726
Energy Recovery, Inc. *	29,128	642,855
Energy Vault Holdings, Inc. *(a)	45,021	150,370
Enerpac Tool Group Corp.	30,165	812,343
EnerSys	21,390	1,939,859
Enovix Corp. *	56,924	524,839
EnPro Industries, Inc.	11,086	1,191,745
Esab Corp.	27,401	1,607,069
ESCO Technologies, Inc.	13,998	1,304,474
ESS Tech, Inc. *(a)	42,069	76,566
Evoqua Water Technologies Corp. *	64,602	3,137,073
Fastenal Co.	305,454	15,749,208
Federal Signal Corp.	32,917	1,737,030
Ferguson plc	111,203	16,024,352
Flowserve Corp.	69,067	2,395,934
Fluence Energy, Inc. *	19,749	368,714
SECURITY	NUMBER OF SHARES	VALUE ($)
Fluor Corp. *	76,132	2,791,760
Fortive Corp.	188,521	12,566,810
Fortune Brands Innovations, Inc.	68,661	4,253,549
Franklin Electric Co., Inc.	20,812	1,989,003
FTAI Aviation Ltd., Class A	52,170	1,318,336
FuelCell Energy, Inc. *	210,304	702,415
Gates Industrial Corp. plc *	56,634	795,141
GATX Corp.	18,602	2,029,292
Generac Holdings, Inc. *	33,696	4,043,857
General Dynamics Corp.	120,033	27,356,721
General Electric Co.	582,581	49,350,437
Gibraltar Industries, Inc. *	16,810	897,822
Global Industrial Co.	9,278	260,990
GMS, Inc. *	22,488	1,365,246
Graco, Inc.	90,118	6,266,806
GrafTech International Ltd.	99,002	559,361
Granite Construction, Inc.	22,692	980,294
Great Lakes Dredge & Dock Corp. *	34,228	196,298
Griffon Corp.	25,601	933,668
H&E Equipment Services, Inc.	18,444	1,023,642
Hayward Holdings, Inc. *	53,485	658,400
HEICO Corp.	20,996	3,476,308
HEICO Corp., Class A	37,503	4,881,015
Heliogen, Inc. *	49,199	15,252
Helios Technologies, Inc.	17,956	1,216,339
Herc Holdings, Inc.	13,403	1,924,537
Hexcel Corp.	44,549	3,249,850
Hillenbrand, Inc.	37,312	1,758,888
Hillman Solutions Corp. *	63,954	568,551
Honeywell International, Inc.	358,287	68,604,795
Howmet Aerospace, Inc.	195,895	8,262,851
Hubbell, Inc.	28,681	7,214,419
Huntington Ingalls Industries, Inc.	21,187	4,559,442
Hyliion Holdings Corp. *	63,207	178,876
Hyster-Yale Materials Handling, Inc.	4,997	194,433
IDEX Corp.	40,267	9,059,270
IES Holdings, Inc. *	4,674	196,588
Illinois Tool Works, Inc.	149,217	34,791,436
Ingersoll Rand, Inc.	216,097	12,548,753
Insteel Industries, Inc.	9,664	287,504
ITT, Inc.	44,047	4,003,432
Janus International Group, Inc. *	41,568	431,892
JELD-WEN Holding, Inc. *	45,226	594,722
John Bean Technologies Corp.	16,669	1,848,425
Johnson Controls International plc	366,467	22,984,810
Kadant, Inc.	6,262	1,344,201
Kaman Corp.	14,863	386,438
Kennametal, Inc.	42,297	1,198,274
Kratos Defense & Security Solutions, Inc. *	65,092	823,414
L3Harris Technologies, Inc.	101,538	21,443,810
Lennox International, Inc.	17,241	4,393,524
Lincoln Electric Holdings, Inc.	30,944	5,196,426
Lindsay Corp.	5,697	857,342
Lockheed Martin Corp.	124,439	59,016,440
Markforged Holding Corp. *	36,712	48,827
Masco Corp.	119,575	6,269,317
Masonite International Corp. *	12,220	1,085,136
MasTec, Inc. *	32,196	3,146,193
Masterbrand, Inc. *	68,605	668,213
Maxar Technologies, Inc.	39,709	2,045,014
McGrath RentCorp	12,648	1,300,720
MDU Resources Group, Inc.	107,771	3,432,506
Mercury Systems, Inc. *	30,844	1,614,375
Microvast Holdings, Inc. *	97,907	126,300
Moog, Inc., Class A	15,123	1,491,430
MRC Global, Inc. *	44,056	493,427
See financial notes
24Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MSC Industrial Direct Co., Inc., Class A	25,247	2,133,876
Mueller Industries, Inc.	30,754	2,274,873
Mueller Water Products, Inc., Class A	83,776	1,161,973
MYR Group, Inc. *	9,201	1,109,733
National Presto Industries, Inc.	3,149	216,116
Nikola Corp. *(a)	184,311	409,170
Nordson Corp.	28,586	6,278,629
Northrop Grumman Corp.	77,175	35,817,689
NOW, Inc. *	60,015	771,193
nVent Electric plc	89,231	4,090,349
Omega Flex, Inc.	1,630	189,699
Oshkosh Corp.	34,690	3,094,001
Otis Worldwide Corp.	222,451	18,823,804
Owens Corning	49,630	4,853,318
PACCAR, Inc.	278,229	20,088,134
Parker-Hannifin Corp.	68,399	24,066,188
Parsons Corp. *	17,125	771,139
Pentair plc	87,317	4,884,513
PGT Innovations, Inc. *	32,607	689,638
Plug Power, Inc. *	279,401	4,154,693
Primoris Services Corp.	28,370	780,175
Proterra, Inc. *	105,198	441,832
Proto Labs, Inc. *	14,659	460,879
Quanex Building Products Corp.	18,208	472,498
Quanta Services, Inc.	76,403	12,331,444
Raytheon Technologies Corp.	783,622	76,865,482
RBC Bearings, Inc. *	15,350	3,527,583
Regal Rexnord Corp.	35,305	5,565,480
Resideo Technologies, Inc. *	77,641	1,423,936
REV Group, Inc.	18,388	214,956
Rocket Lab USA, Inc. *	114,627	515,822
Rockwell Automation, Inc.	61,199	18,049,421
Rush Enterprises, Inc., Class A	22,998	1,303,527
Rush Enterprises, Inc., Class B	3,395	203,632
Sensata Technologies Holding plc	81,913	4,143,160
SES AI Corp. *(a)	75,899	245,154
Shoals Technologies Group, Inc., Class A *	71,987	1,766,561
Simpson Manufacturing Co., Inc.	22,458	2,422,320
SiteOne Landscape Supply, Inc. *	24,126	3,578,851
Snap-on, Inc.	28,436	7,071,464
Spirit AeroSystems Holdings, Inc., Class A	55,852	1,909,021
SPX Technologies, Inc. *	24,309	1,712,326
Standex International Corp.	6,564	759,324
Stanley Black & Decker, Inc.	79,017	6,764,645
Stem, Inc. *	80,107	653,673
SunPower Corp. *	45,454	682,719
Sunrun, Inc. *	112,341	2,700,678
Tecnoglass, Inc.	10,512	385,896
Tennant Co.	10,194	721,939
Terex Corp.	35,356	2,093,429
Terran Orbital Corp. *(a)	29,779	79,212
Textron, Inc.	111,157	8,062,217
The AZEK Co., Inc. *	59,785	1,440,221
The Boeing Co. *	298,668	60,196,535
The Gorman-Rupp Co.	11,529	321,198
The Greenbrier Cos., Inc.	18,400	590,824
The Manitowoc Co., Inc. *	19,034	359,933
The Middleby Corp. *	28,694	4,461,630
The Shyft Group, Inc.	16,390	424,993
The Timken Co.	35,287	3,015,274
The Toro Co.	55,742	6,156,146
Thermon Group Holdings, Inc. *	16,862	446,000
Titan International, Inc. *	28,516	353,884
Titan Machinery, Inc. *	10,690	489,495
TPI Composites, Inc. *	24,943	288,341
SECURITY	NUMBER OF SHARES	VALUE ($)
Trane Technologies plc	122,815	22,717,091
TransDigm Group, Inc.	27,552	20,495,106
Trex Co., Inc. *	58,427	2,987,373
Trinity Industries, Inc.	42,997	1,200,046
Triton International Ltd.	31,616	2,179,607
Triumph Group, Inc. *	33,190	418,858
Tutor Perini Corp. *	22,647	183,667
UFP Industries, Inc.	32,529	2,782,205
United Rentals, Inc.	36,937	17,306,093
Univar Solutions, Inc. *	86,930	3,020,817
V2X, Inc. *	5,699	264,263
Valmont Industries, Inc.	11,252	3,570,597
Velo3D, Inc. *(a)	30,965	98,159
Veritiv Corp.	7,260	1,099,454
Vertiv Holdings Co.	159,202	2,587,033
Vicor Corp. *	12,209	573,823
View, Inc. *	33,113	21,027
Virgin Galactic Holdings, Inc. *(a)	132,825	762,416
W.W. Grainger, Inc.	24,039	16,068,389
Wabash National Corp.	26,928	737,827
Watsco, Inc.	17,727	5,401,594
Watts Water Technologies, Inc., Class A	14,453	2,532,599
WESCO International, Inc. *	23,674	3,919,941
Westinghouse Air Brake Technologies Corp.	96,778	10,096,849
WillScot Mobile Mini Holdings Corp. *	111,449	5,728,479
Woodward, Inc.	31,963	3,164,337
Xylem, Inc.	95,899	9,844,032
Zurn Elkay Water Solutions Corp.	77,008	1,771,184
		1,412,732,813

Commercial & Professional Services 1.1%
ABM Industries, Inc.	34,696	1,679,633
ACCO Brands Corp.	47,572	269,733
Alight, Inc., Class A *	144,919	1,391,222
ASGN, Inc. *	26,313	2,336,594
Aurora Innovation, Inc. *	192,968	301,030
Barrett Business Services, Inc.	3,846	369,139
BlackSky Technology, Inc. *	30,686	58,610
Booz Allen Hamilton Holding Corp.	70,646	6,692,296
Brady Corp., Class A	25,116	1,385,399
BrightView Holdings, Inc. *	18,058	114,127
CACI International, Inc., Class A *	12,451	3,648,143
Casella Waste Systems, Inc., Class A *	26,944	2,096,782
CBIZ, Inc. *	27,165	1,360,695
Cimpress plc *	10,239	359,594
Cintas Corp.	45,981	20,161,289
Clarivate plc *	234,718	2,377,693
Clean Harbors, Inc. *	26,861	3,547,532
Copart, Inc. *	228,356	16,089,964
CoreCivic, Inc. *	61,014	592,446
CoStar Group, Inc. *	216,290	15,283,051
Deluxe Corp.	21,731	400,720
Driven Brands Holdings, Inc. *	28,703	802,966
Dun & Bradstreet Holdings, Inc.	114,673	1,377,223
Ennis, Inc.	14,351	312,134
Equifax, Inc.	65,017	13,167,893
Exponent, Inc.	27,173	2,796,102
First Advantage Corp. *	30,642	444,615
FiscalNote Holdings, Inc. *(a)	38,133	89,613
Forrester Research, Inc. *	5,355	176,126
Franklin Covey Co. *	6,805	318,950
FTI Consulting, Inc. *	18,399	3,380,080
Harsco Corp. *	40,628	343,713
Healthcare Services Group, Inc. *	39,440	523,369
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report25

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Heidrick & Struggles International, Inc.	9,741	334,409
Heritage-Crystal Clean, Inc. *	7,626	274,383
HireRight Holdings Corp. *	10,380	114,388
HNI Corp.	22,467	702,094
Huron Consulting Group, Inc. *	10,669	748,857
IAA, Inc. *	70,776	2,895,446
ICF International, Inc.	9,068	902,175
Insperity, Inc.	18,801	2,333,016
Interface, Inc.	29,576	260,860
Jacobs Solutions, Inc.	68,133	8,141,894
KAR Auction Services, Inc. *	60,015	857,614
KBR, Inc.	73,308	4,040,004
Kelly Services, Inc., Class A	19,124	319,945
Kforce, Inc.	10,648	665,394
Korn Ferry	27,843	1,556,145
LegalZoom.com, Inc. *	51,577	421,384
Leidos Holdings, Inc.	73,011	7,087,178
Liquidity Services, Inc. *	14,957	189,356
ManpowerGroup, Inc.	27,160	2,305,341
Matthews International Corp., Class A	17,477	666,922
MillerKnoll, Inc.	41,077	980,508
Montrose Environmental Group, Inc. *	14,392	700,746
MSA Safety, Inc.	19,650	2,639,978
NV5 Global, Inc. *	6,551	689,296
Pitney Bowes, Inc.	91,680	397,891
Planet Labs PBC *	108,870	501,891
Republic Services, Inc.	109,610	14,132,017
Resources Connection, Inc.	17,280	312,077
Robert Half International, Inc.	58,003	4,676,202
Rollins, Inc.	123,905	4,361,456
Science Applications International Corp.	29,440	3,139,482
SP Plus Corp. *	11,487	390,788
Steelcase, Inc., Class A	45,808	360,509
Stericycle, Inc. *	48,825	2,327,976
Sterling Check Corp. *	12,296	156,405
Tetra Tech, Inc.	28,406	3,888,497
The Brink's Co.	24,608	1,605,672
The GEO Group, Inc. *	63,913	559,878
TransUnion	102,860	6,730,130
TriNet Group, Inc. *	19,038	1,577,679
TrueBlue, Inc. *	16,506	308,662
UniFirst Corp.	8,119	1,592,379
Upwork, Inc. *	62,312	706,618
Verisk Analytics, Inc.	83,383	14,267,665
Viad Corp. *	10,982	282,347
VSE Corp.	6,022	345,723
Waste Management, Inc.	199,618	29,894,792
		236,592,545

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	16,941	817,573
AMMO, Inc. *(a)	43,626	85,071
Beazer Homes USA, Inc. *	16,200	241,542
Brunswick Corp.	38,728	3,385,602
Capri Holdings Ltd. *	68,294	3,385,334
Carter's, Inc.	20,067	1,512,851
Cavco Industries, Inc. *	4,393	1,252,005
Century Communities, Inc.	15,113	903,909
Columbia Sportswear Co.	18,743	1,634,390
Crocs, Inc. *	32,959	4,011,440
D.R. Horton, Inc.	166,962	15,440,646
Deckers Outdoor Corp. *	14,113	5,875,948
Dream Finders Homes, Inc., Class A *	9,737	117,136
Ethan Allen Interiors, Inc.	12,812	378,595
Fossil Group, Inc. *	27,145	117,538
SECURITY	NUMBER OF SHARES	VALUE ($)
Garmin Ltd.	81,782	8,025,268
G-III Apparel Group Ltd. *	23,392	388,658
GoPro, Inc., Class A *	67,901	352,406
Green Brick Partners, Inc. *	14,561	454,303
Hanesbrands, Inc.	183,868	1,044,370
Hasbro, Inc.	69,447	3,820,279
Helen of Troy Ltd. *	12,639	1,424,289
Installed Building Products, Inc.	12,943	1,493,363
iRobot Corp. *	14,003	575,383
Johnson Outdoors, Inc., Class A	2,903	188,289
KB Home	45,398	1,601,187
Kontoor Brands, Inc.	26,473	1,380,567
La-Z-Boy, Inc.	22,871	740,563
Leggett & Platt, Inc.	71,778	2,475,623
Lennar Corp., Class A	142,114	13,748,108
Levi Strauss & Co., Class A	50,658	908,804
LGI Homes, Inc. *	11,326	1,181,415
Lululemon Athletica, Inc. *	61,912	19,143,190
M.D.C. Holdings, Inc.	30,996	1,146,852
M/I Homes, Inc. *	14,592	844,001
Malibu Boats, Inc., Class A *	10,759	642,958
Mattel, Inc. *	188,071	3,383,397
Meritage Homes Corp. *	19,318	2,110,105
Mohawk Industries, Inc. *	27,930	2,872,600
Movado Group, Inc.	9,420	326,120
Newell Brands, Inc.	199,698	2,933,564
NIKE, Inc., Class B	671,454	79,762,021
NVR, Inc. *	1,601	8,282,966
Oxford Industries, Inc.	7,785	915,594
Peloton Interactive, Inc., Class A *	165,667	2,140,418
Polaris, Inc.	29,093	3,309,329
PulteGroup, Inc.	121,866	6,662,414
Purple Innovation, Inc. *	33,297	143,843
PVH Corp.	34,541	2,771,570
Ralph Lauren Corp.	21,732	2,568,505
Skechers U.S.A., Inc., Class A *	72,111	3,209,661
Skyline Champion Corp. *	27,906	1,909,049
Smith & Wesson Brands, Inc.	24,212	264,879
Snap One Holdings Corp. *	14,409	168,441
Solo Brands, Inc., Class A *	14,522	59,976
Sonos, Inc. *	67,474	1,311,020
Steven Madden Ltd.	39,631	1,438,605
Sturm Ruger & Co., Inc.	9,459	551,176
Tapestry, Inc.	128,008	5,569,628
Taylor Morrison Home Corp. *	57,320	2,053,776
Tempur Sealy International, Inc.	90,668	3,875,150
Toll Brothers, Inc.	56,708	3,399,077
TopBuild Corp. *	17,001	3,529,238
Topgolf Callaway Brands Corp. *	73,242	1,697,750
Traeger, Inc. *(a)	32,105	127,778
Tri Pointe Homes, Inc. *	55,094	1,313,441
Under Armour, Inc., Class A *	97,457	967,748
Under Armour, Inc., Class C *	107,798	948,622
Universal Electronics, Inc. *	6,304	80,187
VF Corp.	176,588	4,382,914
Vista Outdoor, Inc. *	29,542	843,720
Vizio Holding Corp., Class A *	29,833	305,788
Whirlpool Corp.	28,876	3,984,310
Wolverine World Wide, Inc.	42,849	717,721
YETI Holdings, Inc. *	46,448	1,810,543
		263,442,100

Consumer Services 2.4%
2U, Inc. *	39,718	355,873
Accel Entertainment, Inc. *	28,503	260,802
ADT, Inc.	113,555	856,205
Adtalem Global Education, Inc. *	24,126	943,809
See financial notes
26Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Airbnb, Inc., Class A *	212,252	26,166,427
Aramark	137,999	5,078,363
Bally's Corp. *	14,998	296,211
BJ's Restaurants, Inc. *	12,497	399,904
Bloomin' Brands, Inc.	46,922	1,224,664
Booking Holdings, Inc. *	20,693	52,229,132
Bowlero Corp. *	20,570	316,367
Boyd Gaming Corp.	42,910	2,794,728
Bright Horizons Family Solutions, Inc. *	30,506	2,405,093
Brinker International, Inc. *	23,208	881,904
Caesars Entertainment, Inc. *	114,271	5,800,396
Carnival Corp. *	536,087	5,693,244
Carriage Services, Inc.	7,528	255,350
Chegg, Inc. *	67,262	1,068,793
Chipotle Mexican Grill, Inc. *	14,801	22,069,475
Choice Hotels International, Inc.	14,654	1,734,447
Churchill Downs, Inc.	17,475	4,295,005
Chuy's Holdings, Inc. *	10,122	361,862
Coursera, Inc. *	44,942	506,496
Cracker Barrel Old Country Store, Inc.	11,871	1,293,464
Darden Restaurants, Inc.	65,382	9,348,972
Dave & Buster's Entertainment, Inc. *	22,342	894,127
Denny's Corp. *	31,502	367,628
Dine Brands Global, Inc.	8,159	625,551
Domino’s Pizza, Inc.	18,818	5,532,680
DraftKings, Inc., Class A *	237,842	4,485,700
Duolingo, Inc. *	13,063	1,185,990
Dutch Bros, Inc., Class A *(a)	16,043	535,034
El Pollo Loco Holdings, Inc.	8,022	96,023
Everi Holdings, Inc. *	47,594	903,810
Expedia Group, Inc. *	80,302	8,750,509
First Watch Restaurant Group, Inc. *	8,225	125,678
Frontdoor, Inc. *	43,082	1,217,066
Golden Entertainment, Inc. *	11,711	481,439
Graham Holdings Co., Class B	1,996	1,250,813
Grand Canyon Education, Inc. *	16,389	1,856,710
H&R Block, Inc.	82,759	3,045,531
Hilton Grand Vacations, Inc. *	42,831	2,044,752
Hilton Worldwide Holdings, Inc.	144,029	20,813,631
Hyatt Hotels Corp., Class A *	25,549	2,969,816
Jack in the Box, Inc.	11,247	881,765
Krispy Kreme, Inc.	35,033	455,779
Las Vegas Sands Corp. *	175,402	10,080,353
Laureate Education, Inc.	71,418	847,017
Life Time Group Holdings, Inc. *	29,601	534,890
Light & Wonder, Inc. *	50,236	3,145,276
Lindblad Expeditions Holdings, Inc. *	16,101	138,147
Marriott International, Inc., Class A	143,309	24,253,615
Marriott Vacations Worldwide Corp.	20,331	3,110,440
McDonald’s Corp.	390,511	103,059,758
MGM Resorts International	169,712	7,299,313
Mister Car Wash, Inc. *	41,903	386,765
Monarch Casino & Resort, Inc.	7,088	521,819
Norwegian Cruise Line Holdings Ltd. *	225,833	3,346,845
OneSpaWorld Holdings Ltd. *	29,934	346,935
Papa John's International, Inc.	16,803	1,410,612
Penn Entertainment, Inc. *	82,249	2,511,062
Perdoceo Education Corp. *	38,308	528,076
Planet Fitness, Inc., Class A *	44,307	3,591,082
Playa Hotels & Resorts N.V. *	75,048	669,428
Portillo's, Inc., Class A *	19,385	440,427
Red Rock Resorts, Inc., Class A	25,959	1,133,630
Rover Group, Inc. *	55,500	231,990
Royal Caribbean Cruises Ltd. *	117,274	8,284,235
Rush Street Interactive, Inc. *	28,257	118,397
Ruth's Hospitality Group, Inc.	15,204	283,555
SeaWorld Entertainment, Inc. *	20,996	1,356,342
SECURITY	NUMBER OF SHARES	VALUE ($)
Service Corp. International	82,214	5,551,911
Shake Shack, Inc., Class A *	20,334	1,134,434
Six Flags Entertainment Corp. *	39,221	1,035,434
Sonder Holdings, Inc. *	81,301	83,740
Starbucks Corp.	612,008	62,479,897
Strategic Education, Inc.	11,715	998,704
Stride, Inc. *	21,364	907,329
Sweetgreen, Inc., Class A *	39,443	343,943
Target Hospitality Corp. *	12,755	189,157
Texas Roadhouse, Inc.	35,933	3,648,637
The Cheesecake Factory, Inc.	25,177	942,627
The Wendy's Co.	91,950	2,019,222
Travel & Leisure Co.	42,717	1,791,978
Udemy, Inc. *	34,257	323,386
Vail Resorts, Inc.	21,645	5,053,891
Vivint Smart Home, Inc. *	28,125	316,125
Wingstop, Inc.	15,793	2,690,338
WW International, Inc. *	28,289	103,538
Wyndham Hotels & Resorts, Inc.	46,940	3,615,319
Wynn Resorts Ltd. *	54,874	5,946,695
Yum! Brands, Inc.	150,146	19,092,565
		501,055,897

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	20,175	3,216,097
AGNC Investment Corp.	307,876	3,346,612
Alerus Financial Corp.	9,939	198,780
Ally Financial, Inc.	159,466	4,791,953
American Express Co.	318,512	55,417,903
Ameriprise Financial, Inc.	56,712	19,444,843
Annaly Capital Management, Inc.	247,971	5,128,040
Apollo Commercial Real Estate Finance, Inc.	68,383	785,721
Apollo Global Management, Inc.	231,581	16,419,093
Arbor Realty Trust, Inc.	89,927	1,356,099
Ares Management Corp., Class A	83,238	6,711,480
ARMOUR Residential REIT, Inc. (a)	78,981	428,867
Artisan Partners Asset Management, Inc., Class A	36,830	1,214,285
Assetmark Financial Holdings, Inc. *	12,307	385,209
Avantax, Inc. *	49,155	1,405,341
B. Riley Financial, Inc. (a)	9,074	360,964
Berkshire Hathaway, Inc., Class B *	960,649	293,170,862
BGC Partners, Inc., Class A	170,918	830,662
BlackRock, Inc.	80,111	55,230,927
Blackstone Mortgage Trust, Inc., Class A	90,036	1,906,062
Blackstone, Inc.	373,993	33,958,564
Blue Owl Capital, Inc.	187,276	2,310,986
Bread Financial Holdings, Inc.	27,270	1,119,979
Brightsphere Investment Group, Inc.	18,164	455,371
BrightSpire Capital, Inc.	46,719	345,253
Broadmark Realty Capital, Inc.	74,645	380,690
Cannae Holdings, Inc. *	39,473	891,300
Capital One Financial Corp.	203,281	22,173,892
Cboe Global Markets, Inc.	56,566	7,136,932
Chimera Investment Corp.	122,978	798,127
Claros Mortgage Trust, Inc. (a)	65,000	906,100
CME Group, Inc.	191,890	35,568,730
Cohen & Steers, Inc.	13,095	947,554
Coinbase Global, Inc., Class A *(a)	85,029	5,512,430
Corebridge Financial, Inc.	41,550	840,141
Cowen, Inc., Class A	14,471	564,224
Credit Acceptance Corp. *(a)	3,260	1,448,548
Diamond Hill Investment Group, Inc.	1,690	295,074
Discover Financial Services	145,577	16,304,624
Donnelley Financial Solutions, Inc. *	13,746	581,593
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report27

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dynex Capital, Inc.	25,478	337,074
Ellington Financial, Inc.	30,983	398,751
Encore Capital Group, Inc. *	12,508	646,413
Enova International, Inc. *	16,575	808,031
Equitable Holdings, Inc.	182,185	5,724,253
Evercore, Inc., Class A	19,052	2,499,241
FactSet Research Systems, Inc.	20,348	8,435,263
Federated Hermes, Inc.	45,099	1,774,646
FirstCash Holdings, Inc.	20,182	1,781,062
Focus Financial Partners, Inc., Class A *	30,205	1,566,431
Forge Global Holdings, Inc. *	55,387	99,697
Franklin BSP Realty Trust, Inc.	43,711	612,391
Franklin Resources, Inc.	150,468	4,434,292
Granite Point Mortgage Trust, Inc.	28,183	168,816
Green Dot Corp., Class A *	25,064	474,462
Hamilton Lane, Inc., Class A	19,201	1,493,838
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,485	1,460,094
Houlihan Lokey, Inc.	26,430	2,529,351
Interactive Brokers Group, Inc., Class A	55,113	4,745,780
Intercontinental Exchange, Inc.	297,791	30,315,124
Invesco Ltd.	240,894	4,254,188
Invesco Mortgage Capital, Inc.	21,659	271,387
Jackson Financial, Inc., Class A	31,680	1,437,638
Janus Henderson Group plc	70,175	1,927,006
Jefferies Financial Group, Inc.	98,239	3,712,452
KKR & Co., Inc.	306,754	17,285,588
KKR Real Estate Finance Trust, Inc.	30,373	440,409
Ladder Capital Corp.	57,457	649,264
Lazard Ltd., Class A	59,795	2,233,941
LendingClub Corp. *	55,918	525,629
LendingTree, Inc. *	5,642	185,791
LPL Financial Holdings, Inc.	42,511	10,609,045
MarketAxess Holdings, Inc.	20,128	6,872,706
MFA Financial, Inc.	51,826	555,056
Moelis & Co., Class A	34,271	1,467,827
Moody's Corp.	83,908	24,345,906
Morgan Stanley	702,978	67,837,377
Morningstar, Inc.	13,409	2,780,088
MSCI, Inc.	42,563	22,224,270
Nasdaq, Inc.	180,713	10,130,771
Navient Corp.	58,434	1,054,734
Nelnet, Inc., Class A	9,527	894,300
NerdWallet, Inc., Class A *	16,638	343,408
New York Mortgage Trust, Inc.	209,015	558,070
Northern Trust Corp.	111,045	10,579,257
OneMain Holdings, Inc.	65,221	2,810,373
Open Lending Corp., Class A *	53,974	382,136
PennyMac Mortgage Investment Trust	47,135	614,169
Piper Sandler Cos.	7,692	1,161,415
PJT Partners, Inc., Class A	13,036	1,028,280
PRA Group, Inc. *	20,368	866,862
PROG Holdings, Inc. *	27,969	691,394
Raymond James Financial, Inc.	103,084	11,180,491
Ready Capital Corp.	53,191	598,931
Redwood Trust, Inc.	58,243	443,229
Rithm Capital Corp.	251,279	2,286,639
Robinhood Markets, Inc., Class A *	273,902	2,758,193
S&P Global, Inc.	177,634	60,608,721
SEI Investments Co.	54,561	3,287,300
SLM Corp.	133,152	1,914,726
SoFi Technologies, Inc. *	443,687	2,928,334
Starwood Property Trust, Inc.	164,433	3,150,536
State Street Corp.	195,594	17,345,276
StepStone Group, Inc., Class A	27,055	773,773
Stifel Financial Corp.	56,358	3,766,405
SECURITY	NUMBER OF SHARES	VALUE ($)
StoneX Group, Inc. *	9,274	935,097
Synchrony Financial	240,386	8,584,184
T. Rowe Price Group, Inc.	119,033	13,365,025
The Bank of New York Mellon Corp.	392,059	19,947,962
The Carlyle Group, Inc.	116,539	4,008,942
The Charles Schwab Corp. (d)	808,768	63,019,203
The Goldman Sachs Group, Inc.	180,552	63,491,111
TPG RE Finance Trust, Inc.	38,126	323,690
TPG, Inc.	27,090	894,512
Tradeweb Markets, Inc., Class A	59,310	4,204,486
Two Harbors Investment Corp.	50,278	833,106
Upstart Holdings, Inc. *(a)	37,062	686,018
Victory Capital Holdings, Inc., Class A	14,160	480,874
Virtu Financial, Inc., Class A	50,342	925,286
Virtus Investment Partners, Inc.	3,623	762,388
Voya Financial, Inc.	51,794	3,858,135
WisdomTree, Inc.	63,516	379,191
World Acceptance Corp. *	2,091	195,216
		1,173,262,639

Energy 4.7%
Antero Midstream Corp.	176,744	1,862,882
Antero Resources Corp. *	147,163	3,855,671
APA Corp.	171,298	6,574,417
Arch Resources, Inc. (a)	9,799	1,541,873
Archrock, Inc.	70,050	775,454
Baker Hughes Co.	533,329	16,319,867
Bristow Group, Inc. *	12,207	332,519
Cactus, Inc., Class A	31,874	1,464,610
California Resources Corp.	39,582	1,670,360
Callon Petroleum Co. *	27,122	1,051,249
ChampionX Corp.	105,913	3,237,760
Cheniere Energy, Inc.	132,386	20,829,613
Chesapeake Energy Corp.	57,542	4,649,969
Chevron Corp.	948,473	152,486,004
Chord Energy Corp.	22,167	2,984,122
Civitas Resources, Inc.	27,575	1,934,938
Clean Energy Fuels Corp. *	98,956	554,154
CNX Resources Corp. *	96,884	1,487,169
Comstock Resources, Inc.	47,325	574,526
ConocoPhillips	664,457	68,671,631
CONSOL Energy, Inc.	17,398	952,193
Core Laboratories N.V.	24,814	592,310
Coterra Energy, Inc.	420,387	10,497,063
CVR Energy, Inc.	15,269	484,485
Delek US Holdings, Inc.	37,653	947,726
Denbury, Inc. *	26,743	2,229,564
Devon Energy Corp.	348,363	18,783,733
Diamond Offshore Drilling, Inc. *	55,371	657,807
Diamondback Energy, Inc.	93,829	13,190,481
DMC Global, Inc. *	9,847	263,604
Dril-Quip, Inc. *	19,560	669,930
DTE Midstream LLC	51,960	2,608,392
Earthstone Energy, Inc., Class A *	19,865	277,117
Enviva, Inc.	16,157	703,799
EOG Resources, Inc.	313,283	35,407,245
EQT Corp.	195,893	6,499,730
Equitrans Midstream Corp.	229,613	1,384,566
Excelerate Energy, Inc., Class A	9,199	198,790
Expro Group Holdings N.V. *	36,340	826,008
Exxon Mobil Corp.	2,195,585	241,316,747
Granite Ridge Resources, Inc.	6,739	35,649
Green Plains, Inc. *	32,568	1,129,133
Gulfport Energy Corp. *	6,094	402,935
Halliburton Co.	484,335	17,547,457
Helix Energy Solutions Group, Inc. *	77,879	644,838
Helmerich & Payne, Inc.	55,680	2,343,014
See financial notes
28Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	147,750	19,901,925
HF Sinclair Corp.	71,546	3,557,267
HighPeak Energy, Inc.	6,811	182,194
International Seaways, Inc.	21,442	1,102,976
Kinder Morgan, Inc.	1,052,690	17,958,891
Kinetik Holdings, Inc.	12,228	363,783
Kosmos Energy Ltd. *	239,509	1,884,936
Liberty Energy, Inc.	84,106	1,282,617
Magnolia Oil & Gas Corp., Class A	88,710	1,938,314
Marathon Oil Corp.	338,470	8,512,521
Marathon Petroleum Corp.	249,811	30,876,640
Matador Resources Co.	60,084	3,231,918
Murphy Oil Corp.	77,790	3,035,366
Nabors Industries Ltd. *	4,595	690,674
New Fortress Energy, Inc.	25,111	828,412
NexTier Oilfield Solutions, Inc. *	83,653	763,752
Noble Corp. plc *	53,011	2,210,029
Northern Oil and Gas, Inc.	36,772	1,141,403
NOV, Inc.	210,299	4,601,342
Occidental Petroleum Corp.	387,888	22,714,721
Oceaneering International, Inc. *	54,744	1,143,602
ONEOK, Inc.	238,260	15,594,117
Ovintiv, Inc.	132,222	5,655,135
Par Pacific Holdings, Inc. *	29,168	810,287
Patterson-UTI Energy, Inc.	117,329	1,607,407
PBF Energy, Inc., Class A	61,346	2,681,434
PDC Energy, Inc.	49,053	3,291,947
Peabody Energy Corp. *	61,569	1,680,834
Permian Resources Corp.	108,527	1,173,177
Phillips 66	252,010	25,846,146
Pioneer Natural Resources Co.	126,565	25,364,892
ProFrac Holding Corp., Class A *	13,233	253,147
ProPetro Holding Corp. *	51,913	457,354
Range Resources Corp.	128,840	3,470,950
RPC, Inc.	45,703	400,815
Schlumberger Ltd.	755,576	40,204,199
SM Energy Co.	65,321	1,927,623
Southwestern Energy Co. *	586,455	3,108,212
Talos Energy, Inc. *	34,432	613,234
Targa Resources Corp.	120,414	8,922,677
TechnipFMC plc *	239,393	3,660,319
Tellurian, Inc. *	271,474	404,496
Texas Pacific Land Corp.	3,290	5,856,825
The Williams Cos., Inc.	649,062	19,536,766
Transocean Ltd. *	355,857	2,487,440
Uranium Energy Corp. *	196,192	725,910
US Silica Holdings, Inc. *	40,460	491,184
Valaris Ltd. *	31,862	2,142,720
Valero Energy Corp.	205,636	27,088,430
Vital Energy, Inc. *	9,057	465,439
Vitesse Energy, Inc. *	11,567	201,150
Weatherford International plc *	33,902	2,258,551
World Fuel Services Corp.	33,190	911,066
		990,670,270

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	86,461	1,718,845
BJ's Wholesale Club Holdings, Inc. *	71,750	5,151,650
Casey's General Stores, Inc.	19,899	4,137,997
Costco Wholesale Corp.	236,024	114,278,100
Grocery Outlet Holding Corp. *	46,949	1,269,970
Ingles Markets, Inc., Class A	7,319	654,319
Performance Food Group Co. *	82,932	4,693,122
PriceSmart, Inc.	13,716	956,279
Rite Aid Corp. *	28,846	111,346
SpartanNash Co.	18,532	495,916
Sprouts Farmers Market, Inc. *	56,927	1,724,319
SECURITY	NUMBER OF SHARES	VALUE ($)
Sysco Corp.	269,847	20,122,491
The Andersons, Inc.	17,105	780,501
The Chefs' Warehouse, Inc. *	18,625	606,244
The Kroger Co.	347,388	14,986,318
United Natural Foods, Inc. *	31,279	1,273,994
US Foods Holding Corp. *	108,557	4,074,144
Walgreens Boots Alliance, Inc.	382,515	13,590,758
Walmart, Inc.	752,610	106,968,459
Weis Markets, Inc.	9,132	698,050
		298,292,822

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	954,587	44,321,474
Archer-Daniels-Midland Co.	292,811	23,307,756
B&G Foods, Inc. (a)	38,091	482,613
Benson Hill, Inc. *	72,545	161,775
Beyond Meat, Inc. *(a)	31,531	562,513
BRC, Inc., Class A *(a)	19,065	126,973
Brown-Forman Corp., Class A	29,988	1,946,821
Brown-Forman Corp., Class B	97,410	6,318,987
Bunge Ltd.	79,779	7,618,895
Calavo Growers, Inc.	8,980	289,785
Cal-Maine Foods, Inc.	20,724	1,177,123
Campbell Soup Co.	107,057	5,622,634
Celsius Holdings, Inc. *	21,744	1,974,355
Coca-Cola Consolidated, Inc.	2,475	1,378,204
Conagra Brands, Inc.	255,203	9,291,941
Constellation Brands, Inc., Class A	86,546	19,360,340
Darling Ingredients, Inc. *	85,249	5,393,704
Flowers Foods, Inc.	102,398	2,854,856
Fresh Del Monte Produce, Inc.	16,212	507,111
Freshpet, Inc. *	25,511	1,586,274
General Mills, Inc.	316,188	25,140,108
Hormel Foods Corp.	154,338	6,849,520
Hostess Brands, Inc. *	71,010	1,753,947
Ingredion, Inc.	35,119	3,490,829
J&J Snack Foods Corp.	8,121	1,146,766
John B Sanfilippo & Son, Inc.	4,469	401,182
Kellogg Co.	136,885	9,026,197
Keurig Dr Pepper, Inc.	452,944	15,649,215
Lamb Weston Holdings, Inc.	76,422	7,691,110
Lancaster Colony Corp.	10,572	2,029,613
McCormick & Co., Inc. Non Voting Shares	133,259	9,903,809
MGP Ingredients, Inc.	7,953	806,752
Mission Produce, Inc. *	21,810	251,251
Molson Coors Beverage Co., Class B	100,121	5,325,436
Mondelez International, Inc., Class A	728,456	47,480,762
Monster Beverage Corp. *	202,861	20,643,135
National Beverage Corp. *	12,770	595,721
PepsiCo, Inc.	734,736	127,498,738
Philip Morris International, Inc.	826,382	80,406,969
Pilgrim's Pride Corp. *	24,464	572,213
Post Holdings, Inc. *	28,781	2,589,139
Seaboard Corp.	143	564,847
Sovos Brands, Inc. *	20,324	265,635
The Boston Beer Co., Inc., Class A *	4,975	1,610,905
The Coca-Cola Co.	2,075,737	123,527,109
The Duckhorn Portfolio, Inc. *	22,544	343,796
The Hain Celestial Group, Inc. *	46,707	832,786
The Hershey Co.	78,358	18,674,279
The J.M. Smucker Co.	56,904	8,415,533
The Kraft Heinz Co.	424,486	16,529,485
The Simply Good Foods Co. *	45,118	1,727,568
The Vita Coco Co., Inc. *	12,695	214,672
Tootsie Roll Industries, Inc.	9,768	430,085
TreeHouse Foods, Inc. *	26,577	1,296,692
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report29

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Turning Point Brands, Inc.	7,166	171,267
Tyson Foods, Inc., Class A	154,487	9,151,810
Universal Corp.	13,438	679,828
Utz Brands, Inc.	35,162	576,657
Vector Group Ltd.	72,863	966,892
Vital Farms, Inc. *	13,013	210,290
Westrock Coffee Co. *	6,641	74,246
		689,800,928

Health Care Equipment & Services 5.9%
23andMe Holding Co., Class A *	157,484	395,285
Abbott Laboratories	929,832	94,582,511
Acadia Healthcare Co., Inc. *	48,664	3,528,627
Accolade, Inc. *	37,158	412,825
AdaptHealth Corp. *	40,812	652,584
Addus HomeCare Corp. *	8,466	919,746
Agiliti, Inc. *	18,257	347,978
agilon health, Inc. *	104,618	2,218,948
Akili, Inc., Class A *	40,859	67,417
Align Technology, Inc. *	38,664	11,966,508
Alignment Healthcare, Inc. *	43,741	434,786
Amedisys, Inc. *	17,065	1,569,127
American Well Corp., Class A *	130,682	364,603
AmerisourceBergen Corp.	86,436	13,445,984
AMN Healthcare Services, Inc. *	22,863	2,057,899
AngioDynamics, Inc. *	22,122	273,870
Apollo Medical Holdings, Inc. *	21,052	734,715
Artivion, Inc. *	20,280	268,507
AtriCure, Inc. *	25,492	981,442
Atrion Corp.	747	424,296
Avanos Medical, Inc. *	24,826	696,866
AxoGen, Inc. *	23,084	190,443
Axonics, Inc. *	25,963	1,560,117
Baxter International, Inc.	268,387	10,722,061
Becton Dickinson & Co.	152,124	35,680,684
Boston Scientific Corp. *	763,739	35,681,886
Brookdale Senior Living, Inc. *	98,828	319,214
Butterfly Network, Inc. *	79,434	195,408
Cano Health, Inc. *	88,359	145,792
Cardinal Health, Inc.	139,787	10,583,274
Cardiovascular Systems, Inc. *	21,574	425,224
Castle Biosciences, Inc. *	14,560	366,621
Centene Corp. *	301,619	20,630,740
Certara, Inc. *	57,420	1,040,450
Cerus Corp. *	94,877	271,348
Chemed Corp.	7,900	4,120,482
Clover Health Investments Corp. *	176,933	233,552
Community Health Systems, Inc. *	64,264	389,440
Computer Programs & Systems, Inc. *	6,949	208,539
CONMED Corp.	16,020	1,540,964
CorVel Corp. *	4,874	878,685
CVS Health Corp.	700,538	58,522,945
DaVita, Inc. *	29,570	2,432,428
Definitive Healthcare Corp. *	19,284	220,223
Dentsply Sirona, Inc.	114,860	4,372,720
DexCom, Inc. *	205,706	22,835,423
DocGo, Inc. *	44,843	410,313
Doximity, Inc., Class A *	60,545	2,036,128
Edwards Lifesciences Corp. *	329,945	26,540,776
Elevance Health, Inc.	127,342	59,808,717
Embecta Corp.	31,650	1,011,217
Encompass Health Corp.	52,510	2,967,865
Enovis Corp. *	25,887	1,491,609
Envista Holdings Corp. *	86,582	3,347,260
Evolent Health, Inc., Class A *	49,233	1,723,647
Figs, Inc., Class A *	67,362	620,404
Fulgent Genetics, Inc. *	10,060	329,867
SECURITY	NUMBER OF SHARES	VALUE ($)
GE HealthCare, Inc. *	194,294	14,766,344
Glaukos Corp. *	24,841	1,173,240
Globus Medical, Inc., Class A *	41,468	2,419,243
GoodRx Holdings, Inc., Class A *	38,331	202,771
Guardant Health, Inc. *	54,301	1,677,358
Haemonetics Corp. *	27,130	2,109,900
HCA Healthcare, Inc.	112,972	27,503,033
Health Catalyst, Inc. *	30,700	428,572
HealthEquity, Inc. *	45,337	2,954,612
HealthStream, Inc. *	12,293	315,315
Henry Schein, Inc. *	72,534	5,680,138
Heska Corp. *	5,936	483,368
Hims & Hers Health, Inc. *	65,601	739,323
Hologic, Inc. *	133,119	10,601,597
Humana, Inc.	67,494	33,410,880
ICU Medical, Inc. *	10,684	1,823,118
IDEXX Laboratories, Inc. *	44,109	20,874,143
Inari Medical, Inc. *	25,350	1,426,191
Innovage Holding Corp. *(a)	12,226	92,795
Inogen, Inc. *	11,939	187,084
Inspire Medical Systems, Inc. *	15,366	3,994,084
Insulet Corp. *	36,924	10,204,317
Integer Holdings Corp. *	17,614	1,320,698
Integra LifeSciences Holdings Corp. *	38,836	2,160,058
Intuitive Surgical, Inc. *	188,314	43,197,348
Invitae Corp. *	136,772	294,060
iRhythm Technologies, Inc. *	16,076	1,891,824
Laboratory Corp. of America Holdings	47,196	11,296,835
Lantheus Holdings, Inc. *	37,084	2,742,733
LeMaitre Vascular, Inc.	10,099	506,061
LifeStance Health Group, Inc. *	50,000	256,000
LivaNova plc *	28,694	1,357,800
Masimo Corp. *	25,937	4,339,519
McKesson Corp.	75,634	26,457,530
Medtronic plc	708,918	58,698,410
Merit Medical Systems, Inc. *	29,963	2,114,789
Mesa Laboratories, Inc.	2,759	487,019
ModivCare, Inc. *	6,629	650,901
Molina Healthcare, Inc. *	31,102	8,563,314
Multiplan Corp. *	123,809	125,047
National HealthCare Corp.	7,164	399,178
National Research Corp.	7,892	356,403
Neogen Corp. *	114,434	2,024,337
NeoGenomics, Inc. *	69,606	1,172,861
Nevro Corp. *	18,353	577,018
NextGen Healthcare, Inc. *	29,137	527,671
Novocure Ltd. *	48,451	3,729,273
NuVasive, Inc. *	28,634	1,237,848
Oak Street Health, Inc. *	61,422	2,174,339
OmniAb, Inc., Class A *(e)	3,072	0
OmniAb, Inc., Class B *(e)	3,072	0
Omnicell, Inc. *	23,560	1,282,606
OPKO Health, Inc. *	221,890	252,955
Option Care Health, Inc. *	81,964	2,513,836
OraSure Technologies, Inc. *	41,369	261,038
Orthofix Medical, Inc. *	17,944	369,646
OrthoPediatrics Corp. *	7,833	342,772
Outset Medical, Inc. *	25,502	581,701
Owens & Minor, Inc. *	40,910	627,150
Paragon 28, Inc. *	13,467	237,154
Patterson Cos., Inc.	46,253	1,226,630
Pediatrix Medical Group, Inc. *	45,523	716,532
Penumbra, Inc. *	20,324	5,284,037
PetIQ, Inc. *	14,794	137,880
Phreesia, Inc. *	28,544	1,050,419
Premier, Inc., Class A	63,126	2,032,026
Privia Health Group, Inc. *	25,849	721,963
PROCEPT BioRobotics Corp. *	17,126	641,369
See financial notes
30Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Progyny, Inc. *	39,853	1,496,879
Pulmonx Corp. *	19,000	213,370
Quest Diagnostics, Inc.	60,634	8,389,320
QuidelOrtho Corp. *	28,700	2,495,178
R1 RCM, Inc. *	73,891	1,049,252
RadNet, Inc. *	27,164	640,663
ResMed, Inc.	77,983	16,610,379
Schrodinger, Inc. *	29,533	641,752
Scilex Holding Co. *(e)	38,288	262,546
Select Medical Holdings Corp.	54,683	1,486,831
Semler Scientific, Inc. *	2,627	57,794
Senseonics Holdings, Inc. *(a)	256,451	266,709
Sharecare, Inc. *	179,840	420,826
Shockwave Medical, Inc. *	19,149	3,642,906
SI-BONE, Inc. *	15,622	308,925
Sight Sciences, Inc. *	14,021	153,951
Signify Health, Inc., Class A *	36,606	1,053,887
Silk Road Medical, Inc. *	19,707	1,044,274
Simulations Plus, Inc.	8,579	326,345
STAAR Surgical Co. *	25,530	1,414,107
STERIS plc	53,067	9,978,188
Stryker Corp.	179,622	47,219,031
Surgery Partners, Inc. *	33,029	1,104,820
Surmodics, Inc. *	7,974	174,152
Tandem Diabetes Care, Inc. *	34,033	1,220,423
Teladoc Health, Inc. *	86,397	2,288,657
Teleflex, Inc.	25,069	5,972,188
Tenet Healthcare Corp. *	58,323	3,413,645
The Cigna Group	163,020	47,618,142
The Cooper Cos., Inc.	26,243	8,580,674
The Ensign Group, Inc.	29,936	2,678,673
The Joint Corp. *	7,497	117,703
The Pennant Group, Inc. *	13,304	199,826
TransMedics Group, Inc. *	17,456	1,397,702
Treace Medical Concepts, Inc. *	16,647	357,245
UnitedHealth Group, Inc.	498,166	237,097,126
Universal Health Services, Inc., Class B	34,162	4,563,018
US Physical Therapy, Inc.	6,941	703,332
Varex Imaging Corp. *	20,823	368,359
Veeva Systems, Inc., Class A *	74,631	12,363,371
Veradigm, Inc. *	58,260	967,699
Vicarious Surgical, Inc. *(a)	27,317	76,488
ViewRay, Inc. *	85,206	368,090
Zimmer Biomet Holdings, Inc.	111,725	13,839,376
Zimvie, Inc. *	10,865	123,644
		1,234,974,470

Household & Personal Products 1.4%
BellRing Brands, Inc. *	71,438	2,206,005
Central Garden & Pet Co. *	5,310	215,055
Central Garden & Pet Co., Class A *	22,023	846,344
Church & Dwight Co., Inc.	130,148	10,903,799
Colgate-Palmolive Co.	445,264	32,637,851
Coty, Inc., Class A *	199,489	2,254,226
Edgewell Personal Care Co.	27,655	1,180,869
elf Beauty, Inc. *	27,398	2,048,000
Energizer Holdings, Inc.	35,088	1,271,238
Herbalife Nutrition Ltd. *	51,692	1,000,240
Inter Parfums, Inc.	9,471	1,140,403
Kimberly-Clark Corp.	179,739	22,476,362
Medifast, Inc.	5,909	662,576
Nu Skin Enterprises, Inc., Class A	26,218	1,044,525
Olaplex Holdings, Inc. *	44,398	218,438
Reynolds Consumer Products, Inc.	28,709	787,775
Spectrum Brands Holdings, Inc.	21,691	1,388,658
The Beauty Health Co. *	55,973	705,820
SECURITY	NUMBER OF SHARES	VALUE ($)
The Clorox Co.	65,529	10,185,828
The Estee Lauder Cos., Inc., Class A	123,186	29,940,357
The Honest Co., Inc. *	30,868	86,122
The Procter & Gamble Co.	1,263,350	173,786,426
USANA Health Sciences, Inc. *	6,552	398,231
Veru, Inc. *(a)	27,632	109,285
WD-40 Co.	7,177	1,244,707
		298,739,140

Insurance 2.5%
Aflac, Inc.	301,497	20,547,021
Ambac Financial Group, Inc. *	23,024	381,047
American Equity Investment Life Holding Co.	37,432	1,559,043
American Financial Group, Inc.	37,394	5,014,909
American International Group, Inc.	396,431	24,225,842
AMERISAFE, Inc.	10,173	554,835
Aon plc, Class A	110,403	33,568,032
Arch Capital Group Ltd. *	197,215	13,805,050
Argo Group International Holdings Ltd.	18,425	535,246
Arthur J. Gallagher & Co.	112,108	21,003,434
Assurant, Inc.	28,132	3,583,735
Assured Guaranty Ltd.	31,764	1,982,391
Axis Capital Holdings Ltd.	40,898	2,483,327
Bright Health Group, Inc. *	137,924	119,994
Brighthouse Financial, Inc. *	36,648	2,119,354
Brown & Brown, Inc.	125,767	7,051,756
BRP Group, Inc., Class A *	31,893	916,605
Chubb Ltd.	221,402	46,720,250
Cincinnati Financial Corp.	83,917	10,128,782
CNA Financial Corp.	15,644	684,894
CNO Financial Group, Inc.	59,875	1,533,998
Employers Holdings, Inc.	14,238	632,310
Enstar Group Ltd. *	7,371	1,802,283
Erie Indemnity Co., Class A	13,368	3,146,694
Everest Re Group Ltd.	20,880	8,017,294
F&G Annuities & Life, Inc.	9,928	202,233
Fidelity National Financial, Inc.	144,860	5,774,120
First American Financial Corp.	55,159	3,131,928
Genworth Financial, Inc., Class A *	268,081	1,670,145
Globe Life, Inc.	48,001	5,841,242
Goosehead Insurance, Inc., Class A *	11,283	526,352
Hagerty, Inc., Class A *(a)	14,330	128,683
Hippo Holdings, Inc. *	7,900	135,959
Horace Mann Educators Corp.	21,144	781,482
James River Group Holdings Ltd.	19,454	468,841
Kemper Corp.	33,718	2,077,029
Kinsale Capital Group, Inc.	11,530	3,674,611
Lemonade, Inc. *	23,791	387,793
Lincoln National Corp.	82,206	2,607,574
Loews Corp.	105,118	6,421,659
Markel Corp. *	7,169	9,533,766
Marsh & McLennan Cos., Inc.	264,499	42,885,868
MBIA, Inc. *	23,794	328,119
Mercury General Corp.	14,883	506,766
MetLife, Inc.	351,313	25,199,681
National Western Life Group, Inc., Class A	1,192	321,590
Old Republic International Corp.	151,693	4,000,144
Oscar Health, Inc., Class A *	58,320	323,093
Palomar Holdings, Inc. *	13,287	797,220
Primerica, Inc.	19,834	3,806,938
Principal Financial Group, Inc.	121,234	10,857,717
ProAssurance Corp.	29,868	594,075
Prudential Financial, Inc.	195,455	19,545,500
Reinsurance Group of America, Inc.	35,662	5,152,089
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report31

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RenaissanceRe Holdings Ltd.	23,443	5,037,901
RLI Corp.	21,445	2,957,480
Ryan Specialty Holdings, Inc. *	45,070	1,898,348
Safety Insurance Group, Inc.	7,588	612,276
Selective Insurance Group, Inc.	32,393	3,288,861
Selectquote, Inc. *	66,000	154,440
SiriusPoint Ltd. *	51,719	367,205
Stewart Information Services Corp.	14,574	619,249
The Allstate Corp.	141,307	18,197,515
The Hanover Insurance Group, Inc.	19,048	2,656,815
The Hartford Financial Services Group, Inc.	169,630	13,278,636
The Progressive Corp.	311,830	44,753,842
The Travelers Cos., Inc.	124,863	23,114,639
Trupanion, Inc. *	19,336	1,148,172
United Fire Group, Inc.	11,944	340,882
Unum Group	99,590	4,436,734
W.R. Berkley Corp.	109,239	7,230,529
White Mountains Insurance Group Ltd.	1,343	1,938,715
Willis Towers Watson plc	57,675	13,516,713
		515,349,295

Materials 3.0%
5E Advanced Materials, Inc. *(a)	14,553	98,378
AdvanSix, Inc.	14,728	606,057
Air Products and Chemicals, Inc.	118,291	33,828,860
Albemarle Corp.	62,342	15,854,194
Alcoa Corp.	94,020	4,601,339
Alpha Metallurgical Resources, Inc.	7,807	1,309,546
Amcor plc	792,582	8,829,363
Amyris, Inc. *(a)	122,052	152,565
AptarGroup, Inc.	34,838	4,066,291
Arconic Corp. *	54,256	1,434,529
Ashland, Inc.	26,392	2,686,178
ATI, Inc. *	68,618	2,789,322
Avery Dennison Corp.	43,186	7,868,057
Avient Corp.	45,339	1,978,141
Axalta Coating Systems Ltd. *	118,621	3,534,906
Balchem Corp.	17,240	2,241,200
Ball Corp.	167,777	9,430,745
Berry Global Group, Inc.	66,317	4,118,286
Cabot Corp.	29,855	2,374,368
Carpenter Technology Corp.	25,315	1,223,474
Celanese Corp.	53,203	6,183,785
Century Aluminum Co. *	25,634	309,402
CF Industries Holdings, Inc.	104,420	8,968,634
Chase Corp.	4,153	406,745
Clearwater Paper Corp. *	9,368	361,511
Cleveland-Cliffs, Inc. *	273,760	5,839,301
Coeur Mining, Inc. *	155,950	486,564
Commercial Metals Co.	63,035	3,262,061
Compass Minerals International, Inc.	18,164	699,859
Corteva, Inc.	380,763	23,717,727
Crown Holdings, Inc.	64,226	5,556,191
Danimer Scientific, Inc. *(a)	46,835	120,834
Diversey Holdings Ltd. *	41,238	243,717
Dow, Inc.	375,505	21,478,886
DuPont de Nemours, Inc.	264,410	19,309,862
Eagle Materials, Inc.	19,487	2,734,416
Eastman Chemical Co.	63,890	5,443,428
Ecolab, Inc.	132,005	21,037,637
Ecovyst, Inc. *	38,169	383,217
Element Solutions, Inc.	119,995	2,464,697
FMC Corp.	67,201	8,679,009
Freeport-McMoRan, Inc.	761,672	31,205,702
Ginkgo Bioworks Holdings, Inc. *(a)	481,069	707,171
SECURITY	NUMBER OF SHARES	VALUE ($)
Graphic Packaging Holding Co.	164,367	3,911,935
Greif, Inc., Class A	17,012	1,208,703
H.B. Fuller Co.	28,521	1,989,625
Hawkins, Inc.	10,831	440,497
Hecla Mining Co.	297,311	1,531,152
Huntsman Corp.	95,832	2,811,711
Ingevity Corp. *	18,951	1,564,594
Innospec, Inc.	13,179	1,442,573
International Flavors & Fragrances, Inc.	135,732	12,650,222
International Paper Co.	189,820	6,907,550
Kaiser Aluminum Corp.	8,783	696,668
Koppers Holdings, Inc.	10,172	365,073
Kronos Worldwide, Inc.	13,096	147,854
Linde plc	263,612	91,834,512
Livent Corp. *	94,817	2,223,459
Louisiana-Pacific Corp.	37,827	2,213,258
LSB Industries, Inc. *	28,147	382,518
LyondellBasell Industries N.V., Class A	135,462	13,002,997
Martin Marietta Materials, Inc.	33,064	11,898,742
Materion Corp.	10,878	1,214,855
Mativ Holdings, Inc.	28,780	745,690
Mercer International, Inc.	22,417	241,655
Minerals Technologies, Inc.	16,987	1,031,960
MP Materials Corp. *	48,807	1,708,245
Myers Industries, Inc.	20,443	528,247
NewMarket Corp.	3,652	1,254,462
Newmont Corp.	423,671	18,476,292
Nucor Corp.	136,775	22,901,606
O-I Glass, Inc. *	83,332	1,851,637
Olin Corp.	67,747	3,912,389
Orion Engineered Carbons S.A.	31,575	805,162
Packaging Corp. of America	49,235	6,731,409
Pactiv Evergreen, Inc.	21,158	228,718
Perimeter Solutions S.A. *	81,201	695,081
Piedmont Lithium, Inc. *	8,341	541,331
PPG Industries, Inc.	125,037	16,512,386
PureCycle Technologies, Inc. *(a)	70,088	447,161
Quaker Chemical Corp.	7,141	1,398,065
Ranpak Holdings Corp. *	20,723	130,555
Reliance Steel & Aluminum Co.	31,370	7,774,741
Royal Gold, Inc.	34,935	4,149,929
RPM International, Inc.	68,871	6,104,037
Schnitzer Steel Industries, Inc., Class A	13,773	450,239
Sealed Air Corp.	76,906	3,739,170
Sensient Technologies Corp.	22,624	1,705,623
Silgan Holdings, Inc.	45,015	2,403,801
Sonoco Products Co.	51,629	3,049,209
Steel Dynamics, Inc.	89,089	11,235,014
Stepan Co.	11,484	1,195,370
Summit Materials, Inc., Class A *	64,640	1,909,466
SunCoke Energy, Inc.	47,900	455,529
Sylvamo Corp.	18,094	892,577
The Chemours Co.	80,075	2,736,963
The Mosaic Co.	181,493	9,653,613
The Scotts Miracle-Gro Co.	21,233	1,751,722
The Sherwin-Williams Co.	125,691	27,821,703
TimkenSteel Corp. *	20,968	383,505
TriMas Corp.	23,586	707,344
Trinseo plc	18,795	435,668
Tronox Holdings plc, Class A	60,432	942,739
United States Lime & Minerals, Inc.	1,305	210,496
United States Steel Corp.	125,252	3,836,469
Valvoline, Inc.	93,558	3,293,242
Vulcan Materials Co.	70,726	12,795,041
Warrior Met Coal, Inc.	27,477	1,051,545
See financial notes
32Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	18,370	2,188,602
Westrock Co.	135,466	4,253,632
Worthington Industries, Inc.	16,263	982,936
		635,316,629

Media & Entertainment 6.0%
Activision Blizzard, Inc.	379,903	28,967,604
Advantage Solutions, Inc. *	48,995	107,789
Alphabet, Inc., Class A *	3,184,226	286,771,394
Alphabet, Inc., Class C *	2,822,657	254,885,927
Altice USA, Inc., Class A *	112,810	446,728
AMC Entertainment Holdings, Inc., Class A *(a)	274,388	1,959,130
AMC Networks, Inc., Class A *	15,322	342,600
Angi, Inc. *	29,901	76,547
Bumble, Inc., Class A *	41,783	1,010,313
Cable One, Inc.	2,559	1,767,271
Cardlytics, Inc. *	17,501	95,380
Cargurus, Inc. *	49,353	841,469
Cars.com, Inc. *	34,116	655,027
Charter Communications, Inc., Class A *	57,299	21,063,685
Cinemark Holdings, Inc. *	58,562	797,029
Clear Channel Outdoor Holdings, Inc. *	259,087	458,584
Comcast Corp., Class A	2,300,050	85,492,858
DISH Network Corp., Class A *	135,811	1,549,603
Electronic Arts, Inc.	139,982	15,529,603
Endeavor Group Holdings, Inc., Class A *	93,779	2,092,209
Eventbrite, Inc., Class A *	41,276	361,578
Fox Corp., Class A	161,782	5,665,606
Fox Corp., Class B	73,428	2,368,053
fuboTV, Inc. *(a)	104,886	200,332
Gannett Co., Inc. *	84,942	257,374
Gray Television, Inc.	45,721	534,936
IAC, Inc. *	41,531	2,157,120
iHeartMedia, Inc., Class A *	56,383	409,341
Integral Ad Science Holding Corp. *	20,197	220,551
John Wiley & Sons, Inc., Class A	23,301	1,036,661
Liberty Broadband Corp., Class A *	9,070	786,641
Liberty Broadband Corp., Class C *	63,438	5,498,171
Liberty Media Corp. - Liberty Braves, Class A *	5,522	189,128
Liberty Media Corp. - Liberty Braves, Class C *	19,521	653,368
Liberty Media Corp. - Liberty Formula One, Class A *	12,652	768,736
Liberty Media Corp. - Liberty Formula One, Class C *	109,737	7,447,850
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,486	1,278,952
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,237	2,617,456
Lions Gate Entertainment Corp., Class A *	29,588	313,929
Lions Gate Entertainment Corp., Class B *	65,909	655,795
Live Nation Entertainment, Inc. *	76,253	5,494,791
Loop Media, Inc. *	19,098	110,386
Madison Square Garden Entertainment Corp. *	14,769	893,968
Madison Square Garden Sports Corp.	9,585	1,832,077
Magnite, Inc. *	64,856	721,847
Match Group, Inc. *	148,661	6,157,539
MediaAlpha, Inc., Class A *	15,795	239,136
SECURITY	NUMBER OF SHARES	VALUE ($)
Meta Platforms, Inc., Class A *	1,198,790	209,716,323
Netflix, Inc. *	237,266	76,430,497
News Corp., Class A	202,345	3,470,217
News Corp., Class B	63,357	1,093,542
Nexstar Media Group, Inc.	20,045	3,726,365
Nextdoor Holdings, Inc. *	69,039	142,220
Omnicom Group, Inc.	108,425	9,820,052
Paramount Global, Class B	274,900	5,888,358
Pinterest, Inc., Class A *	313,834	7,880,372
Playtika Holding Corp. *	48,672	467,251
QuinStreet, Inc. *	28,915	490,688
ROBLOX Corp., Class A *	193,506	7,090,060
Roku, Inc. *	64,898	4,198,252
Scholastic Corp.	15,374	701,208
Shutterstock, Inc.	13,346	1,003,886
Sinclair Broadcast Group, Inc., Class A	24,654	401,121
Sirius XM Holdings, Inc. (a)	372,864	1,636,873
Skillz, Inc. *	151,245	94,604
Snap, Inc., Class A *	536,883	5,449,362
System1, Inc. *	10,285	45,254
Take-Two Interactive Software, Inc. *	83,929	9,194,422
TechTarget, Inc. *	13,899	524,409
TEGNA, Inc.	118,572	2,063,153
The E.W. Scripps Co., Class A *	29,658	374,284
The Interpublic Group of Cos., Inc.	207,823	7,386,029
The New York Times Co., Class A	88,192	3,395,392
The Trade Desk, Inc., Class A *	237,528	13,292,067
The Walt Disney Co. *	971,984	96,819,326
TripAdvisor, Inc. *	57,177	1,233,308
Vimeo, Inc. *	81,996	314,045
Vivid Seats, Inc., Class A *	10,533	80,788
Warner Bros Discovery, Inc. *	1,175,248	18,357,374
Warner Music Group Corp., Class A	62,479	1,971,837
WideOpenWest, Inc. *	29,228	319,462
World Wrestling Entertainment, Inc., Class A	22,961	1,928,724
Yelp, Inc. *	36,899	1,107,708
Ziff Davis, Inc. *	25,040	1,977,659
ZipRecruiter, Inc., Class A *	29,945	510,862
ZoomInfo Technologies, Inc. *	143,497	3,468,322
		1,257,847,748

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
10X Genomics, Inc., Class A *	51,503	2,447,423
2seventy bio, Inc. *	20,749	279,904
4D Molecular Therapeutics, Inc. *	15,632	300,760
AbbVie, Inc.	942,914	145,114,465
Absci Corp. *	25,436	53,924
ACADIA Pharmaceuticals, Inc. *	63,826	1,320,560
Aclaris Therapeutics, Inc. *	27,336	340,607
Adaptive Biotechnologies Corp. *	57,058	487,846
Agenus, Inc. *	139,936	288,268
Agilent Technologies, Inc.	157,679	22,385,688
Agios Pharmaceuticals, Inc. *	29,257	740,495
Akero Therapeutics, Inc. *	15,805	719,286
Akoya Biosciences, Inc. *	10,422	120,166
Alector, Inc. *	30,897	263,860
Alkermes plc *	86,684	2,317,930
Allogene Therapeutics, Inc. *	48,316	306,807
Allovir, Inc. *	24,425	164,869
Alnylam Pharmaceuticals, Inc. *	65,335	12,508,386
ALX Oncology Holdings, Inc. *	14,632	96,864
Amgen, Inc.	284,485	65,903,795
Amicus Therapeutics, Inc. *	131,827	1,738,798
Amneal Pharmaceuticals, Inc. *	57,605	118,666
Amphastar Pharmaceuticals, Inc. *	19,507	621,493
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report33

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amylyx Pharmaceuticals, Inc. *	20,662	719,451
AnaptysBio, Inc. *	11,616	289,238
Anavex Life Sciences Corp. *(a)	44,637	424,944
Anika Therapeutics, Inc. *	7,652	242,568
Apellis Pharmaceuticals, Inc. *	50,672	3,318,003
Arcellx, Inc. *	14,348	401,887
Arcturus Therapeutics Holdings, Inc. *	14,363	233,399
Arcus Biosciences, Inc. *	27,633	503,197
Arcutis Biotherapeutics, Inc. *	20,584	333,049
Arrowhead Pharmaceuticals, Inc. *	57,353	1,852,502
Arvinas, Inc. *	25,597	784,548
Atara Biotherapeutics, Inc. *	51,171	207,243
Atea Pharmaceuticals, Inc. *	40,464	143,243
Avantor, Inc. *	360,200	8,778,074
Avid Bioservices, Inc. *	35,079	577,400
Avidity Biosciences, Inc. *	35,320	837,084
Axsome Therapeutics, Inc. *	18,304	1,248,150
Azenta, Inc. *	40,563	1,780,310
Beam Therapeutics, Inc. *	31,320	1,260,317
Berkeley Lights, Inc. *	24,541	42,947
BioCryst Pharmaceuticals, Inc. *	101,512	898,381
Biogen, Inc. *	76,749	20,711,485
Biohaven Ltd. *	34,270	523,646
BioLife Solutions, Inc. *	18,211	423,588
BioMarin Pharmaceutical, Inc. *	98,813	9,840,787
Bionano Genomics, Inc. *(a)	156,717	210,001
Bio-Rad Laboratories, Inc., Class A *	11,477	5,484,170
Bio-Techne Corp.	83,917	6,095,731
Bioxcel Therapeutics, Inc. *(a)	11,068	353,291
Blueprint Medicines Corp. *	32,560	1,379,567
Bridgebio Pharma, Inc. *	55,554	634,427
Bristol-Myers Squibb Co.	1,133,703	78,180,159
Bruker Corp.	53,306	3,673,849
C4 Therapeutics, Inc. *	25,431	134,021
Cara Therapeutics, Inc. *	22,239	225,948
CareDx, Inc. *	27,889	469,093
Caribou Biosciences, Inc. *	28,966	176,403
Cassava Sciences, Inc. *(a)	19,645	485,231
Catalent, Inc. *	96,096	6,555,669
Catalyst Pharmaceuticals, Inc. *	49,936	762,023
Celldex Therapeutics, Inc. *	25,714	1,100,302
Century Therapeutics, Inc. *	11,200	50,512
Cerevel Therapeutics Holdings, Inc. *	33,732	900,307
Charles River Laboratories International, Inc. *	27,255	5,978,112
Chinook Therapeutics, Inc. *	23,308	508,581
Codexis, Inc. *	31,746	153,492
Coherus Biosciences, Inc. *	34,951	236,618
Collegium Pharmaceutical, Inc. *	18,479	490,248
Corcept Therapeutics, Inc. *	50,610	1,054,206
Crinetics Pharmaceuticals, Inc. *	22,522	442,332
CRISPR Therapeutics AG *	41,267	2,035,288
CryoPort, Inc. *	25,027	542,085
Cullinan Oncology, Inc. *	17,247	194,719
Cytek Biosciences, Inc. *	42,320	435,896
Cytokinetics, Inc. *	49,759	2,157,550
Danaher Corp.	349,532	86,519,656
Day One Biopharmaceuticals, Inc. *	14,357	264,456
Deciphera Pharmaceuticals, Inc. *	27,129	393,370
Denali Therapeutics, Inc. *	58,214	1,580,510
Design Therapeutics, Inc. *	15,562	110,023
DICE Therapeutics, Inc. *	17,325	516,978
Dynavax Technologies Corp. *	63,110	650,033
Dyne Therapeutics, Inc. *	13,738	176,945
Eagle Pharmaceuticals, Inc. *	5,378	150,584
Edgewise Therapeutics, Inc. *	22,830	218,711
Editas Medicine, Inc. *	36,194	327,194
Elanco Animal Health, Inc. *	236,490	2,712,540
SECURITY	NUMBER OF SHARES	VALUE ($)
Eli Lilly & Co.	420,489	130,864,587
Emergent BioSolutions, Inc. *	22,931	283,886
Enanta Pharmaceuticals, Inc. *	10,234	496,349
Entrada Therapeutics, Inc. *	9,244	117,861
EQRx, Inc. *	122,710	277,325
Erasca, Inc. *	31,946	115,006
Exact Sciences Corp. *	94,857	5,912,437
Exelixis, Inc. *	170,014	2,903,839
Fate Therapeutics, Inc. *	45,080	275,890
FibroGen, Inc. *	45,130	1,001,886
G1 Therapeutics, Inc. *	17,424	63,075
Generation Bio Co. *	22,644	89,670
Gilead Sciences, Inc.	668,622	53,844,130
Gossamer Bio, Inc. *	40,963	70,866
GreenLight Biosciences Holdings PBC *	37,796	18,142
Halozyme Therapeutics, Inc. *	71,347	3,423,942
Harmony Biosciences Holdings, Inc. *	15,524	683,522
Heron Therapeutics, Inc. *	72,328	171,417
HilleVax, Inc. *	6,807	114,698
Horizon Therapeutics plc *	120,742	13,220,042
Humacyte, Inc. *(a)	34,164	104,542
IGM Biosciences, Inc. *	4,931	103,650
Illumina, Inc. *	83,766	16,686,187
ImmunityBio, Inc. *(a)	55,885	136,359
ImmunoGen, Inc. *	101,526	393,921
Immunovant, Inc. *	29,840	521,305
Incyte Corp. *	98,494	7,582,068
Inhibrx, Inc. *	16,786	403,871
Innoviva, Inc. *	33,968	409,994
Inovio Pharmaceuticals, Inc. *	148,794	187,480
Insmed, Inc. *	73,934	1,506,775
Intellia Therapeutics, Inc. *	45,677	1,834,845
Intra-Cellular Therapies, Inc. *	47,338	2,320,982
Invivyd, Inc. *(a)	33,635	58,525
Ionis Pharmaceuticals, Inc. *	76,187	2,735,113
Iovance Biotherapeutics, Inc. *	75,076	547,304
IQVIA Holdings, Inc. *	98,972	20,632,693
Ironwood Pharmaceuticals, Inc. *	70,929	799,370
iTeos Therapeutics, Inc. *	13,560	240,148
IVERIC bio, Inc. *	69,068	1,435,233
Jazz Pharmaceuticals plc *	33,339	4,680,796
Johnson & Johnson	1,394,001	213,644,593
Karuna Therapeutics, Inc. *	14,619	2,915,321
Keros Therapeutics, Inc. *	9,754	519,108
Kinnate Biopharma, Inc. *	8,087	42,699
Kodiak Sciences, Inc. *	19,552	127,088
Krystal Biotech, Inc. *	11,749	962,361
Kura Oncology, Inc. *	32,980	393,122
Kymera Therapeutics, Inc. *	21,117	662,651
Lexicon Pharmaceuticals, Inc. *	54,565	122,771
Ligand Pharmaceuticals, Inc. *	9,011	650,054
Lyell Immunopharma, Inc. *	76,468	164,406
MacroGenics, Inc. *	25,356	154,418
Madrigal Pharmaceuticals, Inc. *	6,484	1,757,229
Mallinckrodt plc *	7,967	74,013
MannKind Corp. *	138,291	730,176
Maravai LifeSciences Holdings, Inc., Class A *	56,866	838,773
Medpace Holdings, Inc. *	13,313	2,581,124
Merck & Co., Inc.	1,351,776	143,612,682
Mersana Therapeutics, Inc. *	46,967	284,620
Mettler-Toledo International, Inc. *	11,901	17,062,583
MiMedx Group, Inc. *	60,559	291,289
Mind Medicine MindMed, Inc. *	24,041	89,432
Mirati Therapeutics, Inc. *	27,680	1,268,851
Moderna, Inc. *	176,017	24,432,920
Monte Rosa Therapeutics, Inc. *	15,644	95,115
See financial notes
34Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Morphic Holding, Inc. *	15,888	675,558
Myovant Sciences Ltd. *(a)	23,028	620,835
Myriad Genetics, Inc. *	43,174	816,852
NanoString Technologies, Inc. *	24,141	235,616
Natera, Inc. *	57,479	2,790,605
Nektar Therapeutics *	98,938	136,534
Neurocrine Biosciences, Inc. *	51,152	5,273,771
NGM Biopharmaceuticals, Inc. *	19,793	93,819
Nkarta, Inc. *	18,639	78,284
Novavax, Inc. *(a)	41,305	382,484
Nurix Therapeutics, Inc. *	24,863	234,458
Nuvation Bio, Inc. *	70,500	136,770
Ocugen, Inc. *(a)	104,246	103,850
Omeros Corp. *(a)	28,113	105,986
OmniAb, Inc. *	54,204	226,031
Organogenesis Holdings, Inc. *	32,091	78,623
Organon & Co.	135,993	3,330,469
Pacific Biosciences of California, Inc. *	120,611	1,095,148
Pacira BioSciences, Inc. *	24,998	1,064,165
PerkinElmer, Inc.	67,107	8,359,519
Perrigo Co., plc	71,502	2,694,910
Pfizer, Inc.	2,993,225	121,435,138
Phathom Pharmaceuticals, Inc. *(a)	12,195	104,389
Phibro Animal Health Corp., Class A	10,914	171,459
Pliant Therapeutics, Inc. *	22,507	717,073
PMV Pharmaceuticals, Inc. *	18,894	136,226
Poseida Therapeutics, Inc. *	27,326	155,485
Precigen, Inc. *	62,538	78,798
Prelude Therapeutics, Inc. *	8,994	50,906
Prestige Consumer Healthcare, Inc. *	25,949	1,563,427
Prime Medicine, Inc. *	5,027	82,594
Prometheus Biosciences, Inc. *	18,280	2,237,289
Protagonist Therapeutics, Inc. *	23,089	374,504
Prothena Corp. plc *	21,124	1,177,874
PTC Therapeutics, Inc. *	38,402	1,677,015
Quanterix Corp. *	17,286	190,146
RAPT Therapeutics, Inc. *	10,368	305,338
Reata Pharmaceuticals, Inc., Class A *	15,075	469,888
Recursion Pharmaceuticals, Inc., Class A *	70,609	575,463
Regeneron Pharmaceuticals, Inc. *	57,037	43,372,076
REGENXBIO, Inc. *	19,739	439,193
Relay Therapeutics, Inc. *	47,000	759,050
Repligen Corp. *	27,700	4,830,049
Replimune Group, Inc. *	18,465	404,383
Revance Therapeutics, Inc. *	42,872	1,487,658
REVOLUTION Medicines, Inc. *	41,397	1,107,784
Rhythm Pharmaceuticals, Inc. *	23,818	579,016
Rocket Pharmaceuticals, Inc. *	31,473	604,596
Roivant Sciences Ltd. *	60,439	488,951
Royalty Pharma plc, Class A	197,255	7,071,592
Sage Therapeutics, Inc. *	27,928	1,162,922
Sana Biotechnology, Inc. *(a)	43,226	158,639
Sangamo Therapeutics, Inc. *	83,435	254,477
Sarepta Therapeutics, Inc. *	46,824	5,718,615
Scholar Rock Holding Corp. *	18,964	162,711
Seagen, Inc. *	73,240	13,160,496
Seres Therapeutics, Inc. *	49,140	248,157
SIGA Technologies, Inc.	20,868	142,946
SomaLogic, Inc. *	77,055	195,720
Sotera Health Co. *	51,225	854,945
SpringWorks Therapeutics, Inc. *	24,010	765,919
Stoke Therapeutics, Inc. *	10,987	97,674
Supernus Pharmaceuticals, Inc. *	28,525	1,072,255
Syndax Pharmaceuticals, Inc. *	33,843	857,920
Syneos Health, Inc. *	54,444	2,189,738
Tarsus Pharmaceuticals, Inc. *	10,025	155,287
TG Therapeutics, Inc. *	76,980	1,233,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Theravance Biopharma, Inc. *	31,677	342,112
Thermo Fisher Scientific, Inc.	209,183	113,326,982
Third Harmonic Bio, Inc. *	6,349	26,920
Travere Therapeutics, Inc. *	28,829	638,851
Twist Bioscience Corp. *	30,548	594,464
Tyra Biosciences, Inc. *	6,026	79,603
Ultragenyx Pharmaceutical, Inc. *	37,720	1,678,163
uniQure N.V. *	22,865	479,250
United Therapeutics Corp. *	24,162	5,944,818
Vanda Pharmaceuticals, Inc. *	27,861	179,425
Vaxcyte, Inc. *	33,734	1,382,082
VBI Vaccines, Inc. *	127,492	61,196
Ventyx Biosciences, Inc. *	14,935	645,939
Veracyte, Inc. *	37,571	924,622
Vericel Corp. *	25,794	784,396
Vertex Pharmaceuticals, Inc. *	136,700	39,682,643
Verve Therapeutics, Inc. *	21,578	409,982
Viatris, Inc.	646,166	7,366,292
Vir Biotechnology, Inc. *	41,018	935,210
Waters Corp. *	31,688	9,851,482
West Pharmaceutical Services, Inc.	39,488	12,518,881
Xencor, Inc. *	30,922	993,524
Y-mAbs Therapeutics, Inc. *	16,988	64,554
Zentalis Pharmaceuticals, Inc. *	25,240	477,793
Zoetis, Inc.	248,525	41,503,675
		1,710,990,409

Real Estate 3.2%
Acadia Realty Trust	51,075	744,163
Agree Realty Corp.	46,992	3,326,094
Alexander & Baldwin, Inc.	38,132	711,924
Alexander's, Inc.	1,052	230,293
Alexandria Real Estate Equities, Inc.	79,637	11,928,030
American Assets Trust, Inc.	27,535	694,708
American Homes 4 Rent, Class A	163,197	5,062,371
American Tower Corp.	248,200	49,146,082
Americold Realty Trust, Inc.	142,607	4,192,646
Anywhere Real Estate, Inc. *	61,186	354,267
Apartment Income REIT Corp.	79,927	3,021,241
Apartment Investment & Management Co., Class A	79,472	596,040
Apple Hospitality REIT, Inc.	112,765	1,861,750
Armada Hoffler Properties, Inc.	34,429	441,380
AvalonBay Communities, Inc.	74,696	12,886,554
Boston Properties, Inc.	76,088	4,982,242
Brandywine Realty Trust	93,232	549,136
Brixmor Property Group, Inc.	160,644	3,636,980
Broadstone Net Lease, Inc.	90,500	1,606,375
Camden Property Trust	57,167	6,560,485
CareTrust REIT, Inc.	51,058	1,004,311
CBRE Group, Inc., Class A *	167,756	14,282,746
Centerspace	8,139	509,583
Chatham Lodging Trust	24,913	304,188
City Office REIT, Inc.	22,713	192,152
Community Healthcare Trust, Inc.	13,170	510,206
Compass, Inc., Class A *	133,638	482,433
Corporate Office Properties Trust	60,036	1,526,715
Cousins Properties, Inc.	81,434	1,994,319
Crown Castle, Inc.	230,876	30,187,037
CubeSmart	119,606	5,620,286
Cushman & Wakefield plc *	85,358	1,104,533
DiamondRock Hospitality Co.	114,695	1,000,140
Digital Realty Trust, Inc.	153,249	15,973,143
DigitalBridge Group, Inc.	79,219	972,017
Diversified Healthcare Trust	120,850	118,433
Douglas Emmett, Inc.	93,001	1,314,104
Easterly Government Properties, Inc.	49,291	744,294
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report35

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
EastGroup Properties, Inc.	23,318	3,807,130
Elme Communities	47,110	876,717
Empire State Realty Trust, Inc., Class A	74,193	540,867
EPR Properties	39,474	1,612,118
Equinix, Inc.	49,327	33,950,294
Equity Commonwealth	58,664	1,245,437
Equity LifeStyle Properties, Inc.	93,566	6,410,207
Equity Residential	181,153	11,325,686
Essential Properties Realty Trust, Inc.	76,115	1,960,722
Essex Property Trust, Inc.	34,611	7,893,385
eXp World Holdings, Inc.	39,241	474,031
Extra Space Storage, Inc.	71,462	11,766,218
Federal Realty Investment Trust	39,043	4,169,012
First Industrial Realty Trust, Inc.	70,011	3,693,080
Forestar Group, Inc. *	10,429	148,822
Four Corners Property Trust, Inc.	43,176	1,172,228
Franklin Street Properties Corp.	52,974	128,197
FRP Holdings, Inc. *	3,539	193,406
Gaming & Leisure Properties, Inc.	137,489	7,407,907
Getty Realty Corp.	22,762	781,419
Gladstone Commercial Corp.	19,536	267,252
Global Medical REIT, Inc.	33,992	341,960
Global Net Lease, Inc.	55,618	785,326
Healthcare Realty Trust, Inc.	201,179	3,922,991
Healthpeak Properties, Inc.	286,962	6,904,306
Highwoods Properties, Inc.	55,191	1,462,562
Host Hotels & Resorts, Inc.	381,595	6,410,796
Hudson Pacific Properties, Inc.	68,998	636,852
Independence Realty Trust, Inc.	120,259	2,175,485
Industrial Logistics Properties Trust	33,791	138,543
Innovative Industrial Properties, Inc.	14,672	1,297,152
InvenTrust Properties Corp.	34,819	842,272
Invitation Homes, Inc.	309,451	9,673,438
Iron Mountain, Inc.	154,818	8,166,650
iStar, Inc.	44,081	339,424
JBG SMITH Properties	53,463	922,237
Jones Lang LaSalle, Inc. *	25,227	4,401,102
Kennedy-Wilson Holdings, Inc.	63,838	1,066,733
Kilroy Realty Corp.	55,632	2,003,865
Kimco Realty Corp.	329,289	6,786,646
Kite Realty Group Trust	116,820	2,537,330
Lamar Advertising Co., Class A	46,563	4,868,627
Life Storage, Inc.	45,236	5,451,843
LTC Properties, Inc.	20,730	742,549
LXP Industrial Trust	149,543	1,559,733
Marcus & Millichap, Inc.	13,376	459,733
Medical Properties Trust, Inc.	316,985	3,264,946
Mid-America Apartment Communities, Inc.	61,445	9,837,345
National Health Investors, Inc.	23,484	1,291,620
National Retail Properties, Inc.	95,729	4,338,438
National Storage Affiliates Trust	45,543	1,926,469
Newmark Group, Inc., Class A	68,445	548,929
NexPoint Diversified Real Estate Trust	15,034	183,565
NexPoint Residential Trust, Inc.	12,272	594,333
Offerpad Solutions, Inc. *	96,303	54,739
Office Properties Income Trust	27,248	447,957
Omega Healthcare Investors, Inc.	124,322	3,330,586
One Liberty Properties, Inc.	7,672	173,771
Opendoor Technologies, Inc. *	266,692	384,036
Orion Office REIT, Inc.	28,849	246,947
Outfront Media, Inc.	76,978	1,343,266
Paramount Group, Inc.	85,250	449,268
Park Hotels & Resorts, Inc.	119,702	1,645,903
Pebblebrook Hotel Trust	70,666	1,008,404
Phillips Edison & Co., Inc.	61,563	2,098,683
Physicians Realty Trust	119,856	1,777,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Piedmont Office Realty Trust, Inc., Class A	67,201	614,889
PotlatchDeltic Corp.	42,630	1,967,801
Prologis, Inc.	492,282	60,747,599
Public Storage	84,437	25,242,441
Rayonier, Inc.	77,430	2,600,099
RE/MAX Holdings, Inc., Class A	10,446	193,147
Realty Income Corp.	334,284	21,377,462
Redfin Corp. *	60,854	450,928
Regency Centers Corp.	81,512	5,127,105
Retail Opportunity Investments Corp.	66,453	945,626
Rexford Industrial Realty, Inc.	97,768	5,911,053
RLJ Lodging Trust	87,288	989,846
RPT Realty	43,925	470,876
Ryman Hospitality Properties, Inc.	29,322	2,720,202
Sabra Health Care REIT, Inc.	123,108	1,466,216
Safehold, Inc.	11,996	358,440
Saul Centers, Inc.	7,236	284,520
SBA Communications Corp.	57,587	14,935,188
Seritage Growth Properties, Class A *	20,362	245,973
Service Properties Trust	89,812	986,136
Simon Property Group, Inc.	174,171	21,264,537
SITE Centers Corp.	100,277	1,340,703
SL Green Realty Corp. (a)	35,429	1,206,357
Spirit Realty Capital, Inc.	74,013	3,047,855
STAG Industrial, Inc.	94,651	3,184,060
Summit Hotel Properties, Inc.	57,691	426,913
Sun Communities, Inc.	66,082	9,458,977
Sunstone Hotel Investors, Inc.	114,608	1,211,407
Tanger Factory Outlet Centers, Inc.	56,116	1,060,031
Tejon Ranch Co. *	13,934	267,672
Terreno Realty Corp.	38,439	2,391,290
The Howard Hughes Corp. *	18,141	1,507,880
The Macerich Co.	116,832	1,396,142
The Necessity Retail REIT, Inc.	74,110	508,395
The RMR Group, Inc., Class A	7,974	224,388
The St. Joe Co.	17,685	757,449
UDR, Inc.	163,144	6,989,089
UMH Properties, Inc.	27,575	469,051
Uniti Group, Inc.	123,120	675,929
Universal Health Realty Income Trust	6,510	345,160
Urban Edge Properties	63,983	985,338
Urstadt Biddle Properties, Inc., Class A	18,523	320,448
Ventas, Inc.	213,070	10,365,856
Veris Residential, Inc. *	42,746	689,920
VICI Properties, Inc.	513,065	17,203,069
Vornado Realty Trust	87,068	1,722,205
Welltower, Inc.	251,682	18,654,670
WeWork, Inc., Class A *(a)	117,579	136,392
Weyerhaeuser Co.	392,533	12,266,656
WP Carey, Inc.	110,842	8,995,937
Xenia Hotels & Resorts, Inc.	60,014	842,597
Zillow Group, Inc., Class A *	31,046	1,283,752
Zillow Group, Inc., Class C *	87,625	3,680,250
		681,558,282

Retailing 5.2%
1-800-Flowers.com, Inc., Class A *	13,046	129,155
Abercrombie & Fitch Co., Class A *	27,031	794,982
Academy Sports & Outdoors, Inc.	42,550	2,516,832
Advance Auto Parts, Inc.	32,026	4,642,489
Amazon.com, Inc. *	4,731,861	445,883,262
American Eagle Outfitters, Inc.	93,498	1,343,566
America's Car-Mart, Inc. *	3,259	276,885
Arko Corp.	40,730	326,655
Asbury Automotive Group, Inc. *	11,813	2,682,732
See financial notes
36Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AutoNation, Inc. *	18,184	2,482,298
AutoZone, Inc. *	10,126	25,178,704
BARK, Inc. *	51,660	69,741
Bath & Body Works, Inc.	122,466	5,005,185
Bed Bath & Beyond, Inc. *	40,853	57,603
Best Buy Co., Inc.	106,863	8,881,384
Big Lots, Inc.	15,076	216,341
Boot Barn Holdings, Inc. *	15,702	1,216,120
Burlington Stores, Inc. *	34,861	7,468,969
Caleres, Inc.	19,419	507,030
Camping World Holdings, Inc., Class A (a)	21,831	498,402
CarMax, Inc. *	84,125	5,807,990
CarParts.com, Inc. *	24,264	152,135
Carvana Co. *(a)	51,917	489,058
Chewy, Inc., Class A *	48,844	1,980,624
Chico's FAS, Inc. *	64,888	373,106
ContextLogic, Inc., Class A *	273,686	133,203
Designer Brands, Inc., Class A	25,403	248,695
Dick's Sporting Goods, Inc.	29,473	3,791,112
Dillard's, Inc., Class A	1,879	669,694
Dollar General Corp.	120,500	26,064,150
Dollar Tree, Inc. *	112,170	16,296,058
DoorDash, Inc., Class A *	140,263	7,666,776
eBay, Inc.	289,452	13,285,847
Etsy, Inc. *	67,162	8,154,138
Five Below, Inc. *	29,663	6,060,151
Floor & Decor Holdings, Inc., Class A *	56,956	5,229,130
Foot Locker, Inc.	42,482	1,857,313
Franchise Group, Inc.	14,030	390,174
Funko, Inc., Class A *	17,939	193,921
GameStop Corp., Class A *(a)	133,772	2,572,436
Genesco, Inc. *	6,608	297,162
Genuine Parts Co.	75,170	13,294,566
Group 1 Automotive, Inc.	7,673	1,696,270
Groupon, Inc. *(a)	9,794	73,553
GrowGeneration Corp. *	35,756	151,427
Guess?, Inc.	15,178	319,345
Haverty Furniture Cos., Inc.	8,044	303,581
Hibbett, Inc.	7,082	509,408
Kohl's Corp.	62,384	1,749,247
Lands' End, Inc. *	7,423	56,415
Leslie's, Inc. *	78,107	984,929
Lithia Motors, Inc.	14,533	3,708,531
LKQ Corp.	134,932	7,730,254
LL Flooring Holdings, Inc. *	14,011	70,755
Lowe’s Cos., Inc.	330,887	68,080,000
Macy's, Inc.	145,523	2,977,401
MarineMax, Inc. *	10,772	361,724
Monro, Inc.	16,971	856,017
Murphy USA, Inc.	11,030	2,813,643
National Vision Holdings, Inc. *	41,738	1,559,332
Nordstrom, Inc.	59,920	1,167,242
Ollie's Bargain Outlet Holdings, Inc. *	30,565	1,758,710
O'Reilly Automotive, Inc. *	33,413	27,736,131
Overstock.com, Inc. *	24,926	482,817
Penske Automotive Group, Inc.	13,134	1,893,266
Petco Health & Wellness Co., Inc. *	42,678	439,583
PetMed Express, Inc.	10,310	193,622
Pool Corp.	20,734	7,399,135
Qurate Retail, Inc., Class A *	183,932	388,096
Revolve Group, Inc. *	20,898	565,918
RH *	10,273	3,071,935
Ross Stores, Inc.	185,111	20,462,170
Sally Beauty Holdings, Inc. *	57,400	923,566
Shoe Carnival, Inc.	9,830	259,020
Signet Jewelers Ltd.	24,953	1,787,134
Sleep Number Corp. *	12,221	487,129
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonic Automotive, Inc., Class A	8,404	478,104
Sportsman's Warehouse Holdings, Inc. *	23,595	212,119
Stitch Fix, Inc., Class A *	44,011	205,091
Target Corp.	245,366	41,344,171
The Aaron's Co., Inc.	18,216	261,400
The Buckle, Inc.	15,902	648,643
The Children's Place, Inc. *	6,911	289,364
The Container Store Group, Inc. *	16,966	73,802
The Gap, Inc.	112,660	1,465,707
The Home Depot, Inc.	545,749	161,836,408
The ODP Corp. *	21,520	974,426
The TJX Cos., Inc.	619,170	47,428,422
Torrid Holdings, Inc. *	14,739	40,237
Tractor Supply Co.	58,959	13,752,776
Ulta Beauty, Inc. *	27,291	14,158,571
Upbound Group, Inc.	26,176	702,826
Urban Outfitters, Inc. *	32,844	885,146
Victoria's Secret & Co. *	43,790	1,735,836
Warby Parker, Inc., Class A *	33,050	429,980
Wayfair, Inc., Class A *	42,090	1,704,224
Williams-Sonoma, Inc.	35,601	4,447,277
Winmark Corp.	1,401	409,092
Xometry, Inc., Class A *	15,498	471,294
Zumiez, Inc. *	8,189	190,476
		1,082,348,472

Semiconductors & Semiconductor Equipment 5.4%
ACM Research, Inc., Class A *	23,062	239,384
Advanced Micro Devices, Inc. *	859,732	67,557,741
Allegro MicroSystems, Inc. *	34,095	1,489,270
Alpha & Omega Semiconductor Ltd. *	11,612	310,157
Ambarella, Inc. *	19,252	1,815,656
Amkor Technology, Inc.	52,703	1,357,629
Analog Devices, Inc.	274,329	50,331,142
Applied Materials, Inc.	458,832	53,293,337
Axcelis Technologies, Inc. *	17,862	2,295,981
Broadcom, Inc.	215,943	128,332,765
CEVA, Inc. *	12,267	387,147
Cirrus Logic, Inc. *	29,095	2,989,511
Cohu, Inc. *	24,846	924,271
Credo Technology Group Holding Ltd. *	47,893	508,145
Diodes, Inc. *	24,333	2,231,093
Enphase Energy, Inc. *	72,372	15,236,477
Entegris, Inc.	79,479	6,773,995
First Solar, Inc. *	52,707	8,914,862
FormFactor, Inc. *	41,468	1,248,187
Ichor Holdings Ltd. *	15,229	501,796
Impinj, Inc. *	11,412	1,513,459
Intel Corp.	2,200,694	54,863,301
KLA Corp.	75,552	28,662,918
Kulicke & Soffa Industries, Inc.	31,058	1,655,391
Lam Research Corp.	72,728	35,346,535
Lattice Semiconductor Corp. *	73,136	6,213,635
MACOM Technology Solutions Holdings, Inc. *	26,923	1,845,302
Marvell Technology, Inc.	454,469	20,519,275
MaxLinear, Inc. *	38,460	1,315,717
Microchip Technology, Inc.	293,043	23,745,274
Micron Technology, Inc.	579,686	33,517,445
MKS Instruments, Inc.	30,184	2,925,735
Monolithic Power Systems, Inc.	23,724	11,489,296
Navitas Semiconductor Corp. *(a)	38,554	250,215
NVIDIA Corp.	1,327,544	308,202,615
NXP Semiconductors N.V.	138,124	24,652,372
ON Semiconductor Corp. *	230,545	17,846,488
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report37

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Onto Innovation, Inc. *	26,103	2,152,714
PDF Solutions, Inc. *	15,903	595,408
Photronics, Inc. *	31,568	556,228
Power Integrations, Inc.	30,623	2,518,742
Qorvo, Inc. *	54,054	5,453,508
QUALCOMM, Inc.	597,792	73,845,246
Rambus, Inc. *	57,286	2,533,760
Semtech Corp. *	33,737	1,039,437
Silicon Laboratories, Inc. *	17,747	3,168,372
SiTime Corp. *	8,423	1,045,715
SkyWater Technology, Inc. *	6,449	84,675
Skyworks Solutions, Inc.	85,376	9,525,400
SMART Global Holdings, Inc. *	27,393	457,463
SolarEdge Technologies, Inc. *	29,776	9,466,386
Synaptics, Inc. *	21,338	2,509,562
Teradyne, Inc.	83,297	8,424,659
Texas Instruments, Inc.	483,943	82,972,027
Ultra Clean Holdings, Inc. *	24,795	789,969
Universal Display Corp.	23,411	3,180,384
Veeco Instruments, Inc. *	28,921	615,150
Wolfspeed, Inc. *	66,370	4,910,053
		1,137,148,377

Software & Services 13.0%
8x8, Inc. *	61,705	328,271
A10 Networks, Inc.	34,809	529,793
Accenture plc, Class A	335,984	89,220,551
ACI Worldwide, Inc. *	61,007	1,577,031
Adeia, Inc.	55,535	547,575
Adobe, Inc. *	247,873	80,298,458
Affirm Holdings, Inc. *	113,523	1,546,183
Agilysys, Inc. *	10,580	845,448
Akamai Technologies, Inc. *	83,906	6,091,576
Alarm.com Holdings, Inc. *	26,051	1,324,172
Alkami Technology, Inc. *	19,385	297,754
Altair Engineering, Inc., Class A *	28,341	1,815,524
Alteryx, Inc., Class A *	33,067	2,159,606
Amplitude, Inc., Class A *	27,461	362,485
ANSYS, Inc. *	46,325	14,064,733
Appfolio, Inc., Class A *	9,861	1,302,244
Appian Corp., Class A *	21,790	903,196
AppLovin Corp., Class A *	64,935	876,623
Asana, Inc., Class A *	40,170	594,114
Aspen Technology, Inc. *	15,384	3,261,562
Atlassian Corp., Class A *	78,998	12,981,741
Autodesk, Inc. *	114,910	22,831,468
Automatic Data Processing, Inc.	221,241	48,633,197
AvePoint, Inc. *	46,492	232,460
AvidXchange Holdings, Inc. *	70,330	699,784
Bentley Systems, Inc., Class B	104,041	4,209,499
BigCommerce Holdings, Inc. *	30,857	293,759
Bill Holdings, Inc. *	50,743	4,294,380
Black Knight, Inc. *	82,961	4,944,476
Blackbaud, Inc. *	24,051	1,339,400
Blackline, Inc. *	28,587	1,954,207
Blend Labs, Inc., Class A *(a)	87,445	138,163
Block, Inc. *	286,378	21,973,784
Box, Inc., Class A *	76,733	2,559,046
Braze, Inc., Class A *	18,325	562,578
Broadridge Financial Solutions, Inc.	62,696	8,826,343
C3.ai, Inc., Class A *(a)	44,198	997,991
Cadence Design Systems, Inc. *	146,206	28,208,986
Cantaloupe, Inc. *	28,163	162,219
Cass Information Systems, Inc.	5,865	283,573
CCC Intelligent Solutions Holdings, Inc. *	55,237	494,924
Cerence, Inc. *	21,665	593,188
SECURITY	NUMBER OF SHARES	VALUE ($)
Ceridian HCM Holding, Inc. *	82,053	5,984,125
Clear Secure, Inc., Class A	40,131	1,233,627
Clearwater Analytics Holdings, Inc., Class A *	27,254	469,041
Cloudflare, Inc., Class A *	151,857	9,112,939
Cognizant Technology Solutions Corp., Class A	273,843	17,150,787
CommVault Systems, Inc. *	23,939	1,409,528
Concentrix Corp.	22,708	3,107,363
Conduent, Inc. *	89,814	357,460
Confluent, Inc., Class A *	82,343	2,008,346
Consensus Cloud Solutions, Inc. *	9,287	381,138
Couchbase, Inc. *	13,012	211,575
Coupa Software, Inc. *(e)	40,449	3,276,369
Crowdstrike Holdings, Inc., Class A *	114,429	13,810,436
CS Disco, Inc. *	10,974	76,818
CSG Systems International, Inc.	16,170	908,754
Cvent Holding Corp. *	35,248	255,900
Cyxtera Technologies, Inc. *	32,253	72,247
Datadog, Inc., Class A *	132,489	10,138,058
Digital Turbine, Inc. *	49,340	529,912
DigitalOcean Holdings, Inc. *	32,269	1,031,963
DocuSign, Inc. *	107,219	6,577,886
Dolby Laboratories, Inc., Class A	32,540	2,677,391
Domo, Inc., Class B *	16,988	261,106
DoubleVerify Holdings, Inc. *	39,139	1,028,182
Dropbox, Inc., Class A *	143,396	2,925,278
Duck Creek Technologies, Inc. *	38,933	737,391
D-Wave Quantum, Inc. *	29,650	20,607
DXC Technology Co. *	121,668	3,375,070
Dynatrace, Inc. *	115,840	4,926,675
E2open Parent Holdings, Inc. *	91,672	568,366
Ebix, Inc.	12,294	213,670
Elastic N.V. *	40,662	2,399,871
Enfusion, Inc., Class A *	9,405	100,822
EngageSmart, Inc. *	15,462	325,320
Envestnet, Inc. *	29,779	1,861,485
EPAM Systems, Inc. *	30,648	9,428,857
Euronet Worldwide, Inc. *	24,797	2,699,153
Everbridge, Inc. *	21,599	705,855
EverCommerce, Inc. *	15,387	153,870
EVERTEC, Inc.	34,528	1,270,976
Evo Payments, Inc., Class A *	27,426	928,370
ExlService Holdings, Inc. *	17,387	2,860,335
Expensify, Inc., Class A *	23,408	197,095
Fair Isaac Corp. *	13,321	9,023,512
Fastly, Inc., Class A *	60,910	846,040
Fidelity National Information Services, Inc.	316,007	20,025,364
Fiserv, Inc. *	338,485	38,956,239
Five9, Inc. *	37,786	2,493,876
FleetCor Technologies, Inc. *	39,256	8,431,796
Flywire Corp. *	32,475	803,107
Fortinet, Inc. *	345,285	20,523,740
Freshworks, Inc., Class A *	86,387	1,290,622
Gartner, Inc. *	42,083	13,795,228
Gen Digital, Inc.	309,589	6,040,081
Genpact Ltd.	89,901	4,290,975
Gitlab, Inc., Class A *	32,080	1,412,803
Global Payments, Inc.	144,186	16,177,669
GoDaddy, Inc., Class A *	82,876	6,274,542
Grid Dynamics Holdings, Inc. *	29,454	343,139
Guidewire Software, Inc. *	44,072	3,094,295
HashiCorp, Inc., Class A *	39,471	1,152,553
HubSpot, Inc. *	25,871	10,008,455
Informatica, Inc., Class A *	20,754	358,007
Instructure Holdings, Inc. *	8,994	231,775
Intapp, Inc. *	9,382	371,340
See financial notes
38Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
InterDigital, Inc.	14,351	1,047,479
International Business Machines Corp.	481,984	62,320,531
International Money Express, Inc. *	18,609	475,460
Intuit, Inc.	150,280	61,191,010
Jack Henry & Associates, Inc.	38,752	6,364,628
Jamf Holding Corp. *	23,779	504,590
Kaltura, Inc. *	37,033	71,474
Kyndryl Holdings, Inc. *	108,261	1,698,615
LivePerson, Inc. *	38,660	391,239
LiveRamp Holdings, Inc. *	36,268	857,013
Manhattan Associates, Inc. *	33,128	4,762,150
Marathon Digital Holdings, Inc. *(a)	60,410	428,911
Marqeta, Inc., Class A *	236,825	1,373,585
Mastercard, Inc., Class A	452,581	160,797,503
Matterport, Inc. *	114,800	350,140
Maximus, Inc.	31,933	2,621,061
MeridianLink, Inc. *	10,593	166,946
Microsoft Corp.	3,973,940	991,180,115
MicroStrategy, Inc., Class A *(a)	4,874	1,278,304
Model N, Inc. *	18,451	612,573
Momentive Global, Inc. *	69,760	481,344
MoneyGram International, Inc. *	56,682	615,000
MongoDB, Inc. *	36,688	7,686,870
N-Able, Inc. *	34,215	405,106
nCino, Inc. *	40,312	1,098,502
NCR Corp. *	72,242	1,844,338
New Relic, Inc. *	31,363	2,288,558
NextNav, Inc. *	18,316	50,552
Nutanix, Inc., Class A *	122,923	3,472,575
Okta, Inc. *	81,106	5,782,047
ON24, Inc. *	22,629	218,144
OneSpan, Inc. *	19,818	267,939
Oracle Corp.	819,247	71,602,188
PagerDuty, Inc. *	44,033	1,314,825
Palantir Technologies, Inc., Class A *	940,254	7,371,591
Palo Alto Networks, Inc. *	160,195	30,175,932
Paychex, Inc.	170,868	18,863,827
Paycom Software, Inc. *	25,692	7,426,530
Paycor HCM, Inc. *	24,885	616,401
Paylocity Holding Corp. *	21,976	4,232,797
Payoneer Global, Inc. *	112,235	650,963
PayPal Holdings, Inc. *	607,369	44,702,358
Pegasystems, Inc.	21,347	990,074
Perficient, Inc. *	18,344	1,298,755
Porch Group, Inc. *	57,571	143,928
PowerSchool Holdings, Inc., Class A *	16,489	378,423
Procore Technologies, Inc. *	36,295	2,431,402
Progress Software Corp.	22,389	1,286,024
PROS Holdings, Inc. *	22,079	576,041
PTC, Inc. *	56,460	7,076,132
Q2 Holdings, Inc. *	30,068	970,595
Qualtrics International, Inc., Class A *	61,635	1,042,864
Qualys, Inc. *	18,458	2,180,813
Rackspace Technology, Inc. *	32,921	77,364
Rapid7, Inc. *	30,938	1,463,367
Remitly Global, Inc. *	50,728	742,151
Repay Holdings Corp. *	40,725	345,348
RingCentral, Inc., Class A *	40,783	1,347,470
Riot Platforms, Inc. *(a)	91,985	574,906
Roper Technologies, Inc.	56,532	24,320,066
Sabre Corp. *	177,446	897,877
Salesforce, Inc. *	533,153	87,229,162
Samsara, Inc., Class A *	53,571	892,493
SentinelOne, Inc., Class A *	113,059	1,807,813
ServiceNow, Inc. *	107,711	46,549,463
Shift4 Payments, Inc., Class A *	28,436	1,834,122
Smartsheet, Inc., Class A *	70,000	3,081,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Snowflake, Inc., Class A *	151,868	23,445,382
SolarWinds Corp. *	30,642	261,070
SoundHound AI, Inc., Class A *(a)	58,946	176,249
Splunk, Inc. *	79,802	8,179,705
Sprinklr, Inc., Class A *	31,085	337,272
Sprout Social, Inc., Class A *	25,603	1,561,271
SPS Commerce, Inc. *	19,091	2,875,868
Squarespace, Inc., Class A *	22,184	519,327
SS&C Technologies Holdings, Inc.	116,576	6,843,011
Sumo Logic, Inc. *	61,110	725,376
Synopsys, Inc. *	81,510	29,650,078
Telos Corp. *	24,934	96,495
Tenable Holdings, Inc. *	60,688	2,684,230
Teradata Corp. *	53,633	2,186,081
The Western Union Co.	207,270	2,686,219
Thoughtworks Holding, Inc. *	34,396	253,155
Toast, Inc., Class A *	165,242	3,126,379
TTEC Holdings, Inc.	9,838	396,078
Tucows, Inc., Class A *	4,729	109,334
Twilio, Inc., Class A *	93,399	6,277,347
Tyler Technologies, Inc. *	22,154	7,116,972
UiPath, Inc., Class A *	188,222	2,793,214
Unisys Corp. *	34,334	170,983
Unity Software, Inc. *	129,834	3,952,147
Upland Software, Inc. *	15,184	87,915
Varonis Systems, Inc. *	58,661	1,588,540
Verint Systems, Inc. *	35,254	1,317,795
VeriSign, Inc. *	49,179	9,679,903
Verra Mobility Corp. *	75,151	1,294,852
Visa, Inc., Class A	871,694	191,720,378
VMware, Inc., Class A *	111,089	12,234,232
WEX, Inc. *	23,207	4,474,542
Workday, Inc., Class A *	107,068	19,857,902
Workiva, Inc. *	24,126	2,152,039
Xperi, Inc. *	22,141	258,828
Yext, Inc. *	60,167	441,626
Zeta Global Holdings Corp., Class A *	65,594	695,952
Zoom Video Communications, Inc., Class A *	117,815	8,787,821
Zscaler, Inc. *	45,030	5,905,685
Zuora, Inc., Class A *	67,764	573,961
		2,725,572,221

Technology Hardware & Equipment 7.6%
908 Devices, Inc. *	10,767	96,903
ADTRAN Holdings, Inc.	37,342	651,618
Advanced Energy Industries, Inc.	20,073	1,868,395
Amphenol Corp., Class A	317,428	24,607,019
Apple Inc.	7,972,095	1,175,166,524
Arista Networks, Inc. *	131,758	18,274,835
Arrow Electronics, Inc. *	32,918	3,883,995
Avid Technology, Inc. *	16,801	488,237
Avnet, Inc.	48,533	2,169,910
Badger Meter, Inc.	15,415	1,874,772
Belden, Inc.	22,922	1,934,158
Benchmark Electronics, Inc.	19,200	456,768
Calix, Inc. *	29,983	1,533,630
CDW Corp.	72,068	14,588,005
Ciena Corp. *	79,427	3,829,970
Cisco Systems, Inc.	2,189,531	106,017,091
Clearfield, Inc. *	5,883	368,805
Cognex Corp.	92,082	4,366,528
Coherent Corp. *	74,180	3,199,383
CommScope Holding Co., Inc. *	111,200	805,088
Comtech Telecommunications Corp.	13,895	222,181
Corning, Inc.	405,657	13,772,055
Corsair Gaming, Inc. *	21,396	374,430
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report39

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CTS Corp.	16,998	736,183
Dell Technologies, Inc., Class C	137,932	5,605,557
Diebold Nixdorf, Inc. *	41,997	135,230
Digi International, Inc. *	18,445	615,510
ePlus, Inc. *	14,250	771,923
Evolv Technologies Holdings, Inc. *	46,876	128,909
Extreme Networks, Inc. *	71,455	1,337,638
F5, Inc. *	31,885	4,558,917
Fabrinet *	19,428	2,367,690
FARO Technologies, Inc. *	9,946	270,531
Harmonic, Inc. *	57,889	763,556
Hewlett Packard Enterprise Co.	689,068	10,756,352
HP, Inc.	472,097	13,936,303
Infinera Corp. *	101,083	714,657
Inseego Corp. *	42,712	38,249
Insight Enterprises, Inc. *	16,016	2,144,863
IonQ, Inc. *	79,672	377,645
IPG Photonics Corp. *	17,398	2,144,130
Itron, Inc. *	23,863	1,330,840
Jabil, Inc.	71,648	5,948,933
Juniper Networks, Inc.	173,021	5,325,586
Keysight Technologies, Inc. *	95,219	15,231,231
Kimball Electronics, Inc. *	12,138	303,571
Knowles Corp. *	50,983	865,691
Lightwave Logic, Inc. *(a)	60,310	355,829
Littelfuse, Inc.	13,176	3,409,027
Lumentum Holdings, Inc. *	36,516	1,964,926
Methode Electronics, Inc.	19,684	959,201
MicroVision, Inc. *(a)	86,273	220,859
Mirion Technologies, Inc. *	66,261	601,650
Motorola Solutions, Inc.	89,134	23,425,307
Napco Security Technologies, Inc. *	15,408	486,893
National Instruments Corp.	69,388	3,504,788
NetApp, Inc.	115,826	7,476,568
NETGEAR, Inc. *	16,171	292,695
NetScout Systems, Inc. *	35,937	1,022,048
nLight, Inc. *	23,328	263,606
Novanta, Inc. *	19,057	2,990,234
OSI Systems, Inc. *	8,239	762,519
Ouster, Inc. *	155,035	186,042
PAR Technology Corp. *	13,804	471,407
PC Connection, Inc.	5,785	253,383
Plexus Corp. *	14,685	1,408,145
Pure Storage, Inc., Class A *	150,962	4,308,456
Ribbon Communications, Inc. *	63,781	284,463
Rogers Corp. *	9,900	1,457,280
Sanmina Corp. *	31,027	1,875,892
ScanSource, Inc. *	12,757	397,763
Seagate Technology Holdings plc	102,048	6,588,219
SmartRent, Inc. *	67,823	175,662
Super Micro Computer, Inc. *	24,396	2,390,076
TD SYNNEX Corp.	22,329	2,155,195
TE Connectivity Ltd.	169,842	21,624,283
Teledyne Technologies, Inc. *	25,031	10,765,082
Trimble, Inc. *	131,091	6,824,598
TTM Technologies, Inc. *	56,351	748,905
Ubiquiti, Inc.	2,172	582,748
ViaSat, Inc. *	41,239	1,309,751
Viavi Solutions, Inc. *	119,843	1,311,082
Vishay Intertechnology, Inc.	70,046	1,487,077
Vontier Corp.	85,283	2,231,856
Western Digital Corp. *	169,527	6,523,399
Xerox Holdings Corp.	59,360	978,846
Zebra Technologies Corp., Class A *	27,677	8,310,019
		1,589,345,774

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 1.1%
Anterix, Inc. *	9,308	281,102
AT&T, Inc.	3,797,257	71,806,130
ATN International, Inc.	5,570	234,219
Bandwidth, Inc., Class A *	12,158	193,312
Charge Enterprises, Inc. *	49,903	56,390
Cogent Communications Holdings, Inc.	22,942	1,485,265
Consolidated Communications Holdings, Inc. *	38,927	117,949
EchoStar Corp., Class A *	20,499	409,160
Frontier Communications Parent, Inc. *	118,179	3,233,377
Globalstar, Inc. *	364,631	466,728
Gogo, Inc. *	36,136	594,799
IDT Corp., Class B *	11,189	340,258
Iridium Communications, Inc. *	66,693	4,092,949
Liberty Global plc, Class A *	92,674	1,898,890
Liberty Global plc, Class C *	136,727	2,905,449
Liberty Latin America Ltd., Class A *	19,310	170,314
Liberty Latin America Ltd., Class C *	81,126	712,286
Lumen Technologies, Inc.	504,602	1,715,647
Radius Global Infrastructure, Inc., Class A *	38,807	528,939
Shenandoah Telecommunications Co.	25,243	492,743
Telephone and Data Systems, Inc.	54,086	686,351
T-Mobile US, Inc. *	318,195	45,240,965
United States Cellular Corp. *	7,821	188,721
Verizon Communications, Inc.	2,240,429	86,951,050
		224,802,993

Transportation 1.9%
Air Transport Services Group, Inc. *	29,980	627,481
Alaska Air Group, Inc. *	67,043	3,206,667
Allegiant Travel Co. *	8,571	878,956
American Airlines Group, Inc. *	345,047	5,513,851
ArcBest Corp.	13,226	1,272,341
Atlas Air Worldwide Holdings, Inc. *	13,864	1,397,630
Avis Budget Group, Inc. *	13,221	2,904,125
C.H. Robinson Worldwide, Inc.	62,703	6,267,792
CSX Corp.	1,121,109	34,182,613
Daseke, Inc. *	32,011	260,890
Delta Air Lines, Inc. *	341,117	13,078,426
Expeditors International of Washington, Inc.	84,907	8,877,876
FedEx Corp.	127,571	25,924,979
Forward Air Corp.	14,233	1,468,988
Frontier Group Holdings, Inc. *	20,218	237,764
GXO Logistics, Inc. *	62,828	3,114,384
Hawaiian Holdings, Inc. *	29,524	330,669
Heartland Express, Inc.	25,687	414,331
Hertz Global Holdings, Inc. *	88,707	1,641,967
Hub Group, Inc., Class A *	17,350	1,591,515
J.B. Hunt Transport Services, Inc.	44,028	7,959,822
JetBlue Airways Corp. *	177,681	1,474,752
Joby Aviation, Inc. *(a)	151,394	711,552
Kirby Corp. *	32,203	2,335,684
Knight-Swift Transportation Holdings, Inc.	85,199	4,842,711
Landstar System, Inc.	19,312	3,491,416
Lyft, Inc., Class A *	168,614	1,686,140
Marten Transport Ltd.	31,436	693,792
Matson, Inc.	20,297	1,349,953
Norfolk Southern Corp.	123,251	27,709,290
Old Dominion Freight Line, Inc.	48,247	16,368,277
RXO, Inc. *	61,169	1,258,246
See financial notes
40Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ryder System, Inc.	27,054	2,648,857
Saia, Inc. *	14,071	3,811,412
Schneider National, Inc., Class B	20,726	581,572
SkyWest, Inc. *	25,916	494,218
Southwest Airlines Co.	316,450	10,626,391
Spirit Airlines, Inc.	58,784	1,076,923
Sun Country Airlines Holdings, Inc. *	18,600	372,930
TuSimple Holdings, Inc., Class A *	72,896	139,960
Uber Technologies, Inc. *	1,063,326	35,366,223
U-Haul Holding Co.	5,151	330,746
Union Pacific Corp.	327,824	67,951,359
United Airlines Holdings, Inc. *	174,592	9,071,800
United Parcel Service, Inc., Class B	389,431	71,067,263
Universal Logistics Holdings, Inc.	3,740	111,078
Werner Enterprises, Inc.	30,768	1,429,174
Wheels Up Experience, Inc. *	91,670	101,754
XPO, Inc. *	60,731	2,025,986
		390,282,526

Utilities 2.7%
ALLETE, Inc.	30,432	1,862,134
Alliant Energy Corp.	133,645	6,851,979
Altus Power, Inc. *	21,005	142,204
Ameren Corp.	137,749	11,393,220
American Electric Power Co., Inc.	273,914	24,096,215
American States Water Co.	19,839	1,771,623
American Water Works Co., Inc.	96,975	13,613,351
Atmos Energy Corp.	75,088	8,470,677
Avangrid, Inc.	37,180	1,451,135
Avista Corp.	38,911	1,600,020
Black Hills Corp.	34,520	2,119,873
California Water Service Group	29,024	1,661,334
CenterPoint Energy, Inc.	336,184	9,352,639
Chesapeake Utilities Corp.	9,503	1,217,239
Clearway Energy, Inc., Class A	18,181	540,158
Clearway Energy, Inc., Class C	44,485	1,397,274
CMS Energy Corp.	154,415	9,105,853
Consolidated Edison, Inc.	189,227	16,907,432
Constellation Energy Corp.	174,145	13,041,719
Dominion Energy, Inc.	444,494	24,722,756
DTE Energy Co.	103,554	11,360,909
Duke Energy Corp.	411,019	38,742,651
Edison International	202,757	13,424,541
Entergy Corp.	108,206	11,131,151
Essential Utilities, Inc.	127,959	5,474,086
Evergy, Inc.	122,198	7,186,464
Eversource Energy	185,082	13,947,780
Exelon Corp.	529,452	21,384,566
FirstEnergy Corp.	289,227	11,436,036
Hawaiian Electric Industries, Inc.	58,448	2,364,222
IDACORP, Inc.	27,118	2,804,001
MGE Energy, Inc.	19,050	1,348,359
Middlesex Water Co.	9,357	715,811
Montauk Renewables, Inc. *	32,313	318,606
National Fuel Gas Co.	49,117	2,813,422
New Jersey Resources Corp.	51,216	2,613,552
NextEra Energy, Inc.	1,059,617	75,264,596
NiSource, Inc.	215,803	5,919,476
Northwest Natural Holding Co.	18,448	891,776
NorthWestern Corp.	30,917	1,786,384
NRG Energy, Inc.	123,220	4,040,384
OGE Energy Corp.	107,098	3,825,541
ONE Gas, Inc.	28,699	2,300,512
Ormat Technologies, Inc.	25,752	2,176,559
Otter Tail Corp. (a)	22,670	1,607,076
PG&E Corp. *	858,509	13,409,911
Pinnacle West Capital Corp.	60,339	4,445,778
SECURITY	NUMBER OF SHARES	VALUE ($)
PNM Resources, Inc.	46,845	2,295,405
Portland General Electric Co.	46,999	2,246,552
PPL Corp.	392,254	10,618,316
Public Service Enterprise Group, Inc.	265,668	16,054,317
Sempra Energy	167,765	25,158,039
SJW Group	14,128	1,079,944
Southwest Gas Holdings, Inc.	32,645	2,056,961
Spire, Inc.	27,683	1,948,883
Sunnova Energy International, Inc. *	51,622	917,839
The AES Corp.	355,737	8,779,589
The Southern Co.	581,016	36,638,869
The York Water Co.	7,252	315,317
UGI Corp.	111,963	4,168,383
Unitil Corp.	9,195	499,472
Vistra Corp.	200,330	4,405,257
WEC Energy Group, Inc.	168,351	14,926,000
Xcel Energy, Inc.	291,883	18,846,885
		565,009,013
Total Common Stocks (Cost $14,927,122,941)		20,942,514,390

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (f)	6,992,532	6,992,532
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (f)(g)	39,093,350	39,093,350
		46,085,882
Total Short-Term Investments (Cost $46,085,882)		46,085,882
Total Investments in Securities (Cost $14,973,208,823)		20,988,600,272

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	192	38,164,800	(1,223,589)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $38,374,249.
(b)	Subsequent to the period ended February 28, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)
Subsequent to the period ended February 28, 2023, the Silicon Valley Bank,
N.A. was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report41

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(f)	The rate shown is the annualized 7-day yield.
(g)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2023:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/23	BALANCE OF SHARES HELD AT 2/28/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$55,147,023	$5,507,449	($3,148,361)	$1,662,614	$3,850,478	$63,019,203	808,768	$376,445

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$16,981,967,699	$—	$—	$16,981,967,699
Health Care Equipment & Services	1,234,711,924	—	262,546*	1,234,974,470
Software & Services	2,722,295,852	—	3,276,369	2,725,572,221
Short-Term Investments[1]	46,085,882	—	—	46,085,882
Liabilities
Futures Contracts[2]	(1,223,589)	—	—	(1,223,589)
Total	$20,983,837,768	$—	$3,538,915	$20,987,376,683

*	Level 3 amount shown includes securities determined to have no value at February 28, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
42Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $37,168,245)		$63,019,203
Investments in securities, at value - unaffiliated (cost $14,936,040,578) including securities on loan of $38,374,249		20,925,581,069
Cash		3,191,171
Deposit with broker for futures contracts		2,915,000
Receivables:
Dividends		30,915,050
Investments sold		1,490,093
Income from securities on loan	+	333,559
Total assets		21,027,445,145

Liabilities
Collateral held for securities on loan		39,093,350
Payables:
Deferred dividend income		3,276,370
Investments bought		1,104,227
Management fees		497,223
Variation margin on futures contracts	+	109,198
Total liabilities		44,080,368
Net assets		$20,983,364,777

Net Assets by Source
Capital received from investors		$14,879,515,605
Total distributable earnings	+	6,103,849,172
Net assets		$20,983,364,777

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$20,983,364,777		448,400,000		$46.80

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report43

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $42,927)		$173,713,682
Dividends received from securities - affiliated		376,445
Securities on loan, net	+	1,478,837
Total investment income		175,568,964

Expenses
Management fees		3,031,792
Proxy fees[1]	+	229,357
Total expenses	–	3,261,149
Net investment income		172,307,815

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(65,411)
Net realized losses on sales of securities - unaffiliated		(116,440,307)
Net realized gains on sales of in-kind redemptions - affiliated		1,728,025
Net realized gains on sales of in-kind redemptions - unaffiliated		482,257,092
Net realized losses on futures contracts	+	(2,689,637)
Net realized gains		364,789,762
Net change in unrealized appreciation (depreciation) on securities - affiliated		3,850,478
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(227,873,353)
Net change in unrealized appreciation (depreciation) on futures contracts	+	567,900
Net change in unrealized appreciation (depreciation)	+	(223,454,975)
Net realized and unrealized gains		141,334,787
Increase in net assets resulting from operations		$313,642,602

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
44Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$172,307,815	$302,069,846
Net realized gains		364,789,762	246,992,523
Net change in unrealized appreciation (depreciation)	+	(223,454,975)	(3,687,905,416)
Increase (decrease) in net assets resulting from operations		$313,642,602	($3,138,843,047)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($175,866,255)	($301,551,265)

TRANSACTIONS IN FUND SHARES[1]
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,050,000	$1,393,190,944	39,500,000	$1,995,061,518
Shares redeemed	+	(20,650,000)	(907,689,858)	(11,400,000)	(562,808,987)
Net transactions in fund shares		10,400,000	$485,501,086	28,100,000	$1,432,252,531

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		438,000,000	$20,360,087,344	409,900,000	$22,368,229,125
Total increase (decrease)	+	10,400,000	623,277,433	28,100,000	(2,008,141,781)
End of period		448,400,000	$20,983,364,777	438,000,000	$20,360,087,344

[1]
For the period ended August 31, 2022, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10,
2022. The retroactive adjustment of the share split does not change the transaction in fund share values (see financial note 12 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report45

Schwab 1000 Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	10/11/17[1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$38.30	$44.81	$34.50	$28.80	$28.62	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.31	0.57	0.56	0.61	0.57	0.44
Net realized and unrealized gains (losses)	0.20	(6.51)	10.32	5.67	0.10	3.47
Total from investment operations	0.51	(5.94)	10.88	6.28	0.67	3.91
Less distributions:
Distributions from net investment income	(0.32)	(0.57)	(0.57)	(0.58)	(0.49)	(0.29)
Net asset value at end of period	$38.49	$38.30	$44.81	$34.50	$28.80	$28.62
Total return	1.35%[3]	(13.36%)	31.95%	22.25%	2.42%	15.72%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[4]	0.05%[5]	0.05%	0.05%	0.05%	0.05%[4]
Net investment income (loss)	1.68%[4]	1.36%	1.43%	2.03%	2.06%	1.87%[4]
Portfolio turnover rate[6]	3%[3]	4%	5%	5%	5%	3%[3]
Net assets, end of period (x 1,000,000)	$2,492	$2,235	$2,090	$1,145	$838	$486

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
46Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.0%
Aptiv plc *	18,214	2,117,924
Autoliv, Inc.	5,226	483,823
BorgWarner, Inc.	15,769	792,865
Ford Motor Co.	264,893	3,197,259
General Motors Co.	95,469	3,698,469
Gentex Corp.	15,679	447,635
Harley-Davidson, Inc.	8,949	425,525
Lear Corp.	3,955	552,316
Lucid Group, Inc. *(a)	40,022	365,401
Rivian Automotive, Inc., Class A *	36,666	707,654
Tesla, Inc. *	180,155	37,059,685
Thor Industries, Inc.	3,616	329,020
		50,177,576

Banks 4.0%
Bank of America Corp.	468,416	16,066,669
Bank OZK	7,471	343,890
BOK Financial Corp.	1,970	206,220
Cadence Bank	12,357	328,202
Citigroup, Inc.	130,031	6,591,271
Citizens Financial Group, Inc.	32,974	1,376,994
Comerica, Inc.	8,834	619,263
Commerce Bancshares, Inc.	7,677	507,834
Cullen/Frost Bankers, Inc.	4,335	571,440
East West Bancorp, Inc.	9,501	724,071
Essent Group Ltd.	7,281	312,719
F.N.B. Corp.	23,687	338,013
Fifth Third Bancorp	45,972	1,668,784
First Citizens BancShares, Inc., Class A	793	581,872
First Financial Bankshares, Inc.	8,611	315,851
First Horizon Corp.	36,009	891,943
First Interstate BancSystem, Inc., Class A	5,960	211,818
First Republic Bank	12,274	1,509,825
Glacier Bancorp, Inc.	7,441	352,555
Home BancShares, Inc.	12,580	303,178
Huntington Bancshares, Inc.	96,699	1,481,429
JPMorgan Chase & Co.	196,861	28,220,024
KeyCorp	62,432	1,141,881
M&T Bank Corp.	11,603	1,801,830
MGIC Investment Corp.	19,671	270,673
New York Community Bancorp, Inc.	45,450	403,596
Old National Bancorp	19,446	343,611
Pinnacle Financial Partners, Inc.	5,149	381,489
Popular, Inc.	4,900	349,860
Prosperity Bancshares, Inc.	6,106	448,730
Regions Financial Corp.	62,661	1,461,255
ServisFirst Bancshares, Inc.	3,285	242,926
Signature Bank (b)	4,225	486,086
SouthState Corp.	5,106	411,952
SVB Financial Group *(c)	3,970	1,143,797
Synovus Financial Corp.	9,706	405,808
SECURITY	NUMBER OF SHARES	VALUE ($)
The PNC Financial Services Group, Inc.	27,082	4,276,789
Truist Financial Corp.	89,058	4,181,273
U.S Bancorp	90,725	4,330,304
UMB Financial Corp.	2,943	266,812
United Bankshares, Inc.	9,084	370,355
Valley National Bancorp	27,836	322,341
Webster Financial Corp.	11,671	619,964
Wells Fargo & Co.	255,801	11,963,813
Western Alliance Bancorp	7,267	539,502
Wintrust Financial Corp.	4,103	378,009
Zions Bancorp NA	9,968	504,580
		100,571,101

Capital Goods 6.3%
3M Co.	37,116	3,998,878
A.O. Smith Corp.	8,503	558,052
Acuity Brands, Inc.	2,142	415,462
Advanced Drainage Systems, Inc.	4,321	383,402
AECOM	9,371	809,280
AGCO Corp.	4,130	581,545
Allegion plc	5,867	661,270
AMETEK, Inc.	15,439	2,185,545
Axon Enterprise, Inc. *	4,542	909,808
Bloom Energy Corp., Class A *	12,049	261,343
Builders FirstSource, Inc. *	9,913	840,424
BWX Technologies, Inc.	6,145	375,521
Carlisle Cos., Inc.	3,460	893,441
Carrier Global Corp.	56,035	2,523,256
Caterpillar, Inc.	34,929	8,367,242
ChargePoint Holdings, Inc. *(a)	17,831	202,560
Chart Industries, Inc. *	2,790	372,465
Crane Holdings Co.	3,185	381,499
Cummins, Inc.	9,478	2,303,912
Curtiss-Wright Corp.	2,574	449,909
Deere & Co.	18,434	7,728,270
Donaldson Co., Inc.	8,174	517,005
Dover Corp.	9,427	1,413,107
Eaton Corp. plc	26,718	4,673,780
EMCOR Group, Inc.	3,173	530,589
Emerson Electric Co.	39,715	3,284,828
Evoqua Water Technologies Corp. *	8,228	399,552
Fastenal Co.	38,405	1,980,162
Fortive Corp.	23,694	1,579,442
Fortune Brands Innovations, Inc.	8,545	529,363
Generac Holdings, Inc. *	4,280	513,643
General Dynamics Corp.	15,100	3,441,441
General Electric Co.	73,376	6,215,681
Graco, Inc.	11,310	786,497
HEICO Corp.	2,696	446,377
HEICO Corp., Class A	4,648	604,937
Hexcel Corp.	5,671	413,699
Honeywell International, Inc.	45,118	8,639,195
Howmet Aerospace, Inc.	24,681	1,041,045
Hubbell, Inc.	3,588	902,526
Huntington Ingalls Industries, Inc.	2,667	573,938
IDEX Corp.	5,067	1,139,974
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report47

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Illinois Tool Works, Inc.	18,773	4,377,113
Ingersoll Rand, Inc.	27,183	1,578,517
ITT, Inc.	5,556	504,985
Johnson Controls International plc	46,153	2,894,716
L3Harris Technologies, Inc.	12,771	2,697,107
Lennox International, Inc.	2,161	550,688
Lincoln Electric Holdings, Inc.	3,895	654,087
Lockheed Martin Corp.	15,650	7,422,169
Masco Corp.	15,119	792,689
MasTec, Inc. *	3,937	384,724
Masterbrand, Inc. *	8,539	83,170
MDU Resources Group, Inc.	13,773	438,670
Nordson Corp.	3,600	790,704
Northrop Grumman Corp.	9,704	4,503,723
nVent Electric plc	11,219	514,279
Oshkosh Corp.	4,407	393,060
Otis Worldwide Corp.	27,933	2,363,690
Owens Corning	6,306	616,664
PACCAR, Inc.	34,992	2,526,422
Parker-Hannifin Corp.	8,606	3,028,021
Parsons Corp. *	2,293	103,254
Pentair plc	11,079	619,759
Plug Power, Inc. *	35,118	522,205
Quanta Services, Inc.	9,602	1,549,763
Raytheon Technologies Corp.	98,708	9,682,268
RBC Bearings, Inc. *	1,929	443,303
Regal Rexnord Corp.	4,439	699,764
Rockwell Automation, Inc.	7,694	2,269,191
Sensata Technologies Holding plc	10,248	518,344
SiteOne Landscape Supply, Inc. *	3,039	450,805
Snap-on, Inc.	3,550	882,814
Stanley Black & Decker, Inc.	9,965	853,104
Sunrun, Inc. *	14,400	346,176
Textron, Inc.	14,023	1,017,088
The Boeing Co. *	37,607	7,579,691
The Middleby Corp. *	3,606	560,697
The Timken Co.	4,441	379,483
The Toro Co.	6,979	770,761
Trane Technologies plc	15,466	2,860,746
TransDigm Group, Inc.	3,461	2,574,534
Trex Co., Inc. *	7,423	379,538
UFP Industries, Inc.	4,164	356,147
United Rentals, Inc.	4,645	2,176,322
Univar Solutions, Inc. *	11,028	383,223
Valmont Industries, Inc.	1,429	453,465
Vertiv Holdings Co.	20,066	326,073
W.W. Grainger, Inc.	3,018	2,017,322
Watsco, Inc.	2,232	680,113
WESCO International, Inc. *	3,005	497,568
Westinghouse Air Brake Technologies Corp.	12,243	1,277,312
WillScot Mobile Mini Holdings Corp. *	13,953	717,184
Woodward, Inc.	4,064	402,336
Xylem, Inc.	12,125	1,244,631
Zurn Elkay Water Solutions Corp.	9,654	222,042
		157,762,089

Commercial & Professional Services 1.0%
ASGN, Inc. *	3,360	298,368
Booz Allen Hamilton Holding Corp.	8,883	841,487
CACI International, Inc., Class A *	1,577	462,061
Casella Waste Systems, Inc., Class A *	3,387	263,576
Cintas Corp.	5,788	2,537,864
Clarivate plc *	28,717	290,903
Clean Harbors, Inc. *	3,342	441,378
Copart, Inc. *	28,777	2,027,627
CoStar Group, Inc. *	27,308	1,929,583
SECURITY	NUMBER OF SHARES	VALUE ($)
Driven Brands Holdings, Inc. *	3,575	100,011
Dun & Bradstreet Holdings, Inc.	14,429	173,292
Equifax, Inc.	8,210	1,662,771
Exponent, Inc.	3,413	351,198
FTI Consulting, Inc. *	2,291	420,880
IAA, Inc. *	9,007	368,476
Insperity, Inc.	2,405	298,436
Jacobs Solutions, Inc.	8,574	1,024,593
KBR, Inc.	9,234	508,886
Leidos Holdings, Inc.	9,164	889,550
MSA Safety, Inc.	2,480	333,188
Republic Services, Inc.	13,817	1,781,426
Robert Half International, Inc.	7,237	583,447
Rollins, Inc.	15,617	549,718
Science Applications International Corp.	3,671	391,475
Stericycle, Inc. *	6,187	294,996
Tetra Tech, Inc.	3,567	488,287
TransUnion	12,963	848,169
TriNet Group, Inc. *	2,360	195,573
Verisk Analytics, Inc.	10,487	1,794,431
Waste Management, Inc.	25,077	3,755,532
		25,907,182

Consumer Durables & Apparel 1.1%
Brunswick Corp.	4,815	420,927
Capri Holdings Ltd. *	8,594	426,005
Columbia Sportswear Co.	2,349	204,833
Crocs, Inc. *	4,151	505,218
D.R. Horton, Inc.	21,005	1,942,542
Deckers Outdoor Corp. *	1,784	742,768
Garmin Ltd.	10,262	1,007,010
Hasbro, Inc.	8,699	478,532
Leggett & Platt, Inc.	8,970	309,375
Lennar Corp., Class A	17,111	1,655,318
Lululemon Athletica, Inc. *	7,777	2,404,648
Mattel, Inc. *	23,966	431,148
Mohawk Industries, Inc. *	3,567	366,866
Newell Brands, Inc.	25,049	367,970
NIKE, Inc., Class B	84,526	10,040,844
NVR, Inc. *	201	1,039,898
Polaris, Inc.	3,678	418,373
PulteGroup, Inc.	15,364	839,950
Skechers U.S.A., Inc., Class A *	9,033	402,059
Tapestry, Inc.	16,111	700,990
Tempur Sealy International, Inc.	11,391	486,851
Toll Brothers, Inc.	7,077	424,195
TopBuild Corp. *	2,158	447,979
VF Corp.	22,169	550,235
Whirlpool Corp.	3,644	502,799
		27,117,333

Consumer Services 2.3%
ADT, Inc.	14,294	107,777
Airbnb, Inc., Class A *	26,699	3,291,453
Aramark	17,320	637,376
Booking Holdings, Inc. *	2,604	6,572,496
Boyd Gaming Corp.	5,375	350,074
Caesars Entertainment, Inc. *	14,457	733,837
Carnival Corp. *	67,013	711,678
Chipotle Mexican Grill, Inc. *	1,858	2,770,427
Choice Hotels International, Inc.	1,837	217,427
Churchill Downs, Inc.	2,199	540,470
Darden Restaurants, Inc.	8,242	1,178,524
Domino’s Pizza, Inc.	2,377	698,862
DraftKings, Inc., Class A *	29,889	563,706
Expedia Group, Inc. *	10,128	1,103,648
See financial notes
48Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
H&R Block, Inc.	10,411	383,125
Hilton Grand Vacations, Inc. *	5,400	257,796
Hilton Worldwide Holdings, Inc.	18,187	2,628,203
Hyatt Hotels Corp., Class A *	3,203	372,317
Las Vegas Sands Corp. *	22,029	1,266,007
Light & Wonder, Inc. *	6,314	395,320
Marriott International, Inc., Class A	18,060	3,056,474
Marriott Vacations Worldwide Corp.	2,566	392,572
McDonald’s Corp.	49,156	12,972,760
MGM Resorts International	21,315	916,758
Norwegian Cruise Line Holdings Ltd. *	28,208	418,043
Penn Entertainment, Inc. *	10,302	314,520
Planet Fitness, Inc., Class A *	5,609	454,609
Royal Caribbean Cruises Ltd. *	14,741	1,041,304
Service Corp. International	10,363	699,813
Starbucks Corp.	77,062	7,867,260
Texas Roadhouse, Inc.	4,480	454,899
The Wendy's Co.	11,307	248,302
Vail Resorts, Inc.	2,703	631,123
Wyndham Hotels & Resorts, Inc.	5,939	457,422
Wynn Resorts Ltd. *	6,939	751,979
Yum! Brands, Inc.	18,930	2,407,139
		57,865,500

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	2,542	405,220
AGNC Investment Corp.	38,259	415,875
Ally Financial, Inc.	19,960	599,798
American Express Co.	40,117	6,979,957
Ameriprise Financial, Inc.	7,145	2,449,806
Annaly Capital Management, Inc.	31,253	646,312
Apollo Global Management, Inc.	29,193	2,069,784
Ares Management Corp., Class A	10,445	842,180
Berkshire Hathaway, Inc., Class B *	120,917	36,901,450
BlackRock, Inc.	10,075	6,946,007
Blackstone Mortgage Trust, Inc., Class A	11,473	242,883
Blackstone, Inc.	47,124	4,278,859
Blue Owl Capital, Inc.	23,515	290,175
Capital One Financial Corp.	25,583	2,790,594
Cboe Global Markets, Inc.	7,146	901,611
CME Group, Inc.	24,156	4,477,556
Coinbase Global, Inc., Class A *(a)	10,651	690,504
Credit Acceptance Corp. *(a)	399	177,292
Discover Financial Services	18,370	2,057,440
Equitable Holdings, Inc.	22,973	721,812
FactSet Research Systems, Inc.	2,561	1,061,663
Franklin Resources, Inc.	18,970	559,046
Interactive Brokers Group, Inc., Class A	6,918	595,709
Intercontinental Exchange, Inc.	37,532	3,820,758
Invesco Ltd.	30,636	541,032
Jefferies Financial Group, Inc.	12,363	467,198
KKR & Co., Inc.	38,705	2,181,027
LPL Financial Holdings, Inc.	5,341	1,332,900
MarketAxess Holdings, Inc.	2,529	863,527
Moody's Corp.	10,586	3,071,528
Morgan Stanley	88,530	8,543,145
Morningstar, Inc.	1,669	346,034
MSCI, Inc.	5,370	2,803,945
Nasdaq, Inc.	22,807	1,278,560
Northern Trust Corp.	13,983	1,332,160
OneMain Holdings, Inc.	8,189	352,864
Raymond James Financial, Inc.	12,980	1,407,811
Rithm Capital Corp.	32,208	293,093
Robinhood Markets, Inc., Class A *	34,263	345,028
S&P Global, Inc.	22,352	7,626,502
SEI Investments Co.	6,852	412,833
SoFi Technologies, Inc. *	55,519	366,425
SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	20,795	398,432
State Street Corp.	24,628	2,184,011
Stifel Financial Corp.	7,154	478,102
Synchrony Financial	30,146	1,076,514
T. Rowe Price Group, Inc.	14,984	1,682,404
The Bank of New York Mellon Corp.	49,360	2,511,437
The Carlyle Group, Inc.	14,656	504,166
The Charles Schwab Corp. (d)	101,825	7,934,204
The Goldman Sachs Group, Inc.	22,739	7,996,169
Tradeweb Markets, Inc., Class A	7,403	524,799
Voya Financial, Inc.	6,532	486,569
		140,264,710

Energy 4.7%
Antero Resources Corp. *	18,436	483,023
APA Corp.	21,489	824,748
Baker Hughes Co.	67,217	2,056,840
ChampionX Corp.	13,446	411,044
Cheniere Energy, Inc.	16,682	2,624,746
Chesapeake Energy Corp.	7,222	583,610
Chevron Corp.	119,389	19,194,170
Chord Energy Corp.	2,796	376,398
Civitas Resources, Inc.	3,473	243,700
Comstock Resources, Inc.	5,974	72,524
ConocoPhillips	83,605	8,640,577
Coterra Energy, Inc.	52,907	1,321,088
Denbury, Inc. *	3,320	276,788
Devon Energy Corp.	43,940	2,369,245
Diamondback Energy, Inc.	11,839	1,664,327
DTE Midstream LLC	6,511	326,852
EOG Resources, Inc.	39,425	4,455,814
EQT Corp.	24,652	817,953
Exxon Mobil Corp.	276,401	30,379,234
Halliburton Co.	60,922	2,207,204
Helmerich & Payne, Inc.	7,099	298,726
Hess Corp.	18,646	2,511,616
HF Sinclair Corp.	8,959	445,442
Kinder Morgan, Inc.	132,789	2,265,380
Magnolia Oil & Gas Corp., Class A	11,104	242,622
Marathon Oil Corp.	42,479	1,068,347
Marathon Petroleum Corp.	31,471	3,889,816
Matador Resources Co.	7,479	402,295
Murphy Oil Corp.	9,832	383,645
New Fortress Energy, Inc.	3,131	103,292
NOV, Inc.	26,448	578,682
Occidental Petroleum Corp.	48,859	2,861,183
ONEOK, Inc.	29,989	1,962,780
Ovintiv, Inc.	16,742	716,055
PBF Energy, Inc., Class A	7,723	337,572
PDC Energy, Inc.	6,180	414,740
Phillips 66	31,736	3,254,844
Pioneer Natural Resources Co.	15,939	3,194,335
Range Resources Corp.	16,135	434,677
Schlumberger Ltd.	95,135	5,062,133
SM Energy Co.	8,352	246,468
Southwestern Energy Co. *	74,107	392,767
Targa Resources Corp.	15,187	1,125,357
Texas Pacific Land Corp.	413	735,218
The Williams Cos., Inc.	81,873	2,464,377
Valero Energy Corp.	25,856	3,406,011
Vitesse Energy, Inc. *	1,453	25,268
		118,153,533

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	10,603	210,788
BJ's Wholesale Club Holdings, Inc. *	9,104	653,667
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report49

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Casey's General Stores, Inc.	2,504	520,707
Costco Wholesale Corp.	29,703	14,381,598
Performance Food Group Co. *	10,490	593,629
Sysco Corp.	34,001	2,535,455
The Kroger Co.	43,715	1,885,865
US Foods Holding Corp. *	13,775	516,976
Walgreens Boots Alliance, Inc.	48,237	1,713,861
Walmart, Inc.	94,740	13,465,396
		36,477,942

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	120,262	5,583,765
Archer-Daniels-Midland Co.	36,903	2,937,479
Brown-Forman Corp., Class B	12,268	795,825
Bunge Ltd.	10,057	960,444
Campbell Soup Co.	13,414	704,503
Celsius Holdings, Inc. *	2,729	247,793
Conagra Brands, Inc.	32,143	1,170,327
Constellation Brands, Inc., Class A	10,904	2,439,225
Darling Ingredients, Inc. *	10,785	682,367
Flowers Foods, Inc.	12,730	354,912
General Mills, Inc.	39,797	3,164,259
Hormel Foods Corp.	19,505	865,632
Ingredion, Inc.	4,402	437,559
Kellogg Co.	17,225	1,135,816
Keurig Dr Pepper, Inc.	57,006	1,969,557
Lamb Weston Holdings, Inc.	9,627	968,861
Lancaster Colony Corp.	1,315	252,454
McCormick & Co., Inc. Non Voting Shares	16,798	1,248,427
Molson Coors Beverage Co., Class B	12,600	670,194
Mondelez International, Inc., Class A	91,647	5,973,551
Monster Beverage Corp. *	25,595	2,604,547
National Beverage Corp. *	1,528	71,281
PepsiCo, Inc.	92,458	16,044,237
Philip Morris International, Inc.	104,014	10,120,562
Pilgrim's Pride Corp. *	3,081	72,065
Post Holdings, Inc. *	3,614	325,115
Seaboard Corp.	17	67,150
The Coca-Cola Co.	261,204	15,544,250
The Hershey Co.	9,871	2,352,457
The J.M. Smucker Co.	7,154	1,058,005
The Kraft Heinz Co.	53,422	2,080,253
Tyson Foods, Inc., Class A	19,453	1,152,396
		84,055,268

Health Care Equipment & Services 5.9%
Abbott Laboratories	117,054	11,906,733
Acadia Healthcare Co., Inc. *	6,106	442,746
agilon health, Inc. *	13,112	278,106
Align Technology, Inc. *	4,883	1,511,288
AmerisourceBergen Corp.	10,869	1,690,782
AMN Healthcare Services, Inc. *	2,928	263,549
Baxter International, Inc.	33,895	1,354,105
Becton Dickinson & Co.	19,130	4,486,941
Boston Scientific Corp. *	96,149	4,492,081
Cardinal Health, Inc.	17,621	1,334,086
Centene Corp. *	37,970	2,597,148
Chemed Corp.	1,002	522,623
CVS Health Corp.	88,191	7,367,476
DaVita, Inc. *	3,707	304,938
Dentsply Sirona, Inc.	14,362	546,761
DexCom, Inc. *	25,936	2,879,155
Edwards Lifesciences Corp. *	41,454	3,334,560
Elevance Health, Inc.	16,023	7,525,522
Encompass Health Corp.	6,685	377,836
SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	11,015	425,840
GE HealthCare, Inc. *	24,462	1,859,112
Globus Medical, Inc., Class A *	5,191	302,843
Guardant Health, Inc. *	6,776	209,311
HCA Healthcare, Inc.	14,235	3,465,511
HealthEquity, Inc. *	5,693	371,013
Henry Schein, Inc. *	9,079	710,976
Hologic, Inc. *	16,721	1,331,660
Humana, Inc.	8,487	4,201,235
IDEXX Laboratories, Inc. *	5,557	2,629,795
Inspire Medical Systems, Inc. *	1,938	503,744
Insulet Corp. *	4,666	1,289,496
Intuitive Surgical, Inc. *	23,727	5,442,737
iRhythm Technologies, Inc. *	1,992	234,419
Laboratory Corp. of America Holdings	5,928	1,418,926
Lantheus Holdings, Inc. *	4,644	343,470
Masimo Corp. *	3,263	545,933
McKesson Corp.	9,511	3,327,043
Medtronic plc	89,246	7,389,569
Molina Healthcare, Inc. *	3,931	1,082,322
Novocure Ltd. *	6,025	463,744
Oak Street Health, Inc. *	7,899	279,625
Omnicell, Inc. *	3,051	166,096
Option Care Health, Inc. *	10,465	320,962
Penumbra, Inc. *	2,553	663,754
Premier, Inc., Class A	8,038	258,743
Privia Health Group, Inc. *	3,496	97,643
Quest Diagnostics, Inc.	7,626	1,055,133
QuidelOrtho Corp. *	3,597	312,723
R1 RCM, Inc. *	9,233	131,109
ResMed, Inc.	9,842	2,096,346
Shockwave Medical, Inc. *	2,415	459,430
Signify Health, Inc., Class A *	4,766	137,213
STAAR Surgical Co. *	3,260	180,571
STERIS plc	6,696	1,259,049
Stryker Corp.	22,610	5,943,717
Teladoc Health, Inc. *	10,750	284,768
Teleflex, Inc.	3,150	750,425
Tenet Healthcare Corp. *	7,272	425,630
The Cigna Group	20,511	5,991,263
The Cooper Cos., Inc.	3,298	1,078,347
The Ensign Group, Inc.	3,741	334,745
UnitedHealth Group, Inc.	62,711	29,846,673
Universal Health Services, Inc., Class B	4,282	571,947
Veeva Systems, Inc., Class A *	9,435	1,563,002
Zimmer Biomet Holdings, Inc.	14,061	1,741,736
		146,715,785

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	16,391	1,373,238
Colgate-Palmolive Co.	56,044	4,108,025
Coty, Inc., Class A *	24,899	281,359
Kimberly-Clark Corp.	22,659	2,833,508
Olaplex Holdings, Inc. *	5,571	27,409
Reynolds Consumer Products, Inc.	3,731	102,379
The Clorox Co.	8,285	1,287,820
The Estee Lauder Cos., Inc., Class A	15,511	3,769,949
The Procter & Gamble Co.	159,032	21,876,442
		35,660,129

Insurance 2.5%
Aflac, Inc.	37,938	2,585,475
American Financial Group, Inc.	4,689	628,842
American International Group, Inc.	49,908	3,049,878
Aon plc, Class A	13,896	4,225,079
Arch Capital Group Ltd. *	24,863	1,740,410
See financial notes
50Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arthur J. Gallagher & Co.	14,136	2,648,380
Assurant, Inc.	3,570	454,782
Axis Capital Holdings Ltd.	5,205	316,048
Brown & Brown, Inc.	15,738	882,430
Chubb Ltd.	27,840	5,874,797
Cincinnati Financial Corp.	10,576	1,276,523
CNA Financial Corp.	1,812	79,329
Erie Indemnity Co., Class A	1,680	395,455
Everest Re Group Ltd.	2,627	1,008,689
F&G Annuities & Life, Inc.	1,197	24,383
Fidelity National Financial, Inc.	18,194	725,213
First American Financial Corp.	6,911	392,407
Globe Life, Inc.	6,075	739,267
Kinsale Capital Group, Inc.	1,443	459,884
Lincoln National Corp.	10,436	331,030
Loews Corp.	13,262	810,176
Markel Corp. *	899	1,195,544
Marsh & McLennan Cos., Inc.	33,274	5,395,046
MetLife, Inc.	44,180	3,169,031
Old Republic International Corp.	19,000	501,030
Primerica, Inc.	2,491	478,123
Principal Financial Group, Inc.	15,263	1,366,954
Prudential Financial, Inc.	24,684	2,468,400
Reinsurance Group of America, Inc.	4,503	650,548
RenaissanceRe Holdings Ltd.	2,927	629,012
RLI Corp.	2,728	376,218
Ryan Specialty Holdings, Inc. *	5,635	237,346
Selective Insurance Group, Inc.	4,075	413,735
The Allstate Corp.	17,816	2,294,345
The Hanover Insurance Group, Inc.	2,373	330,986
The Hartford Financial Services Group, Inc.	21,373	1,673,078
The Progressive Corp.	39,300	5,640,336
The Travelers Cos., Inc.	15,749	2,915,455
Unum Group	12,473	555,672
W.R. Berkley Corp.	13,673	905,016
Willis Towers Watson plc	7,267	1,703,094
		61,547,446

Materials 3.0%
Air Products and Chemicals, Inc.	14,887	4,257,384
Albemarle Corp.	7,865	2,000,148
Alcoa Corp.	11,818	578,373
Amcor plc	100,052	1,114,579
AptarGroup, Inc.	4,386	511,934
Ashland, Inc.	3,327	338,622
Avery Dennison Corp.	5,439	990,931
Axalta Coating Systems Ltd. *	14,652	436,630
Balchem Corp.	2,168	281,840
Ball Corp.	21,088	1,185,357
Berry Global Group, Inc.	8,415	522,572
Celanese Corp.	6,710	779,903
CF Industries Holdings, Inc.	13,213	1,134,865
Cleveland-Cliffs, Inc. *	34,796	742,199
Commercial Metals Co.	7,842	405,824
Corteva, Inc.	47,935	2,985,871
Crown Holdings, Inc.	8,063	697,530
Dow, Inc.	47,191	2,699,325
DuPont de Nemours, Inc.	33,307	2,432,410
Eagle Materials, Inc.	2,467	346,169
Eastman Chemical Co.	8,021	683,389
Ecolab, Inc.	16,642	2,652,236
Element Solutions, Inc.	15,110	310,359
FMC Corp.	8,465	1,093,255
Freeport-McMoRan, Inc.	95,970	3,931,891
Graphic Packaging Holding Co.	20,748	493,802
Huntsman Corp.	12,070	354,134
SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	17,071	1,591,017
International Paper Co.	23,850	867,902
Linde plc	33,190	11,562,400
Livent Corp. *	12,185	285,738
LyondellBasell Industries N.V., Class A	17,039	1,635,574
Martin Marietta Materials, Inc.	4,160	1,497,059
MP Materials Corp. *	6,309	220,815
Newmont Corp.	53,207	2,320,357
Nucor Corp.	17,196	2,879,298
Olin Corp.	8,497	490,702
Packaging Corp. of America	6,221	850,535
PPG Industries, Inc.	15,773	2,082,982
Reliance Steel & Aluminum Co.	3,922	972,029
Royal Gold, Inc.	4,393	521,844
RPM International, Inc.	8,696	770,727
Sealed Air Corp.	9,636	468,502
Silgan Holdings, Inc.	5,673	302,938
Sonoco Products Co.	6,501	383,949
Steel Dynamics, Inc.	11,191	1,411,297
The Chemours Co.	10,066	344,056
The Mosaic Co.	22,906	1,218,370
The Sherwin-Williams Co.	15,828	3,503,528
United States Steel Corp.	15,803	484,046
Valvoline, Inc.	11,796	415,219
Vulcan Materials Co.	8,943	1,617,878
Westlake Corp.	2,284	272,116
Westrock Co.	16,939	531,885
		73,464,295

Media & Entertainment 6.2%
Activision Blizzard, Inc.	47,786	3,643,683
Alphabet, Inc., Class A *	400,893	36,104,424
Alphabet, Inc., Class C *	355,376	32,090,453
AMC Entertainment Holdings, Inc., Class A *(a)	34,193	244,138
Cable One, Inc.	322	222,376
Charter Communications, Inc., Class A *	7,199	2,646,424
Comcast Corp., Class A	289,627	10,765,436
DISH Network Corp., Class A *	17,094	195,043
Electronic Arts, Inc.	17,601	1,952,655
Endeavor Group Holdings, Inc., Class A *	11,696	260,938
Fox Corp., Class A	20,352	712,727
Fox Corp., Class B	9,358	301,796
Getty Images Holdings, Inc. *	1,857	11,922
IAC, Inc. *	5,228	271,542
Liberty Broadband Corp., Class C *	8,005	693,793
Liberty Media Corp. - Liberty Formula One, Class C *	13,843	939,524
Liberty Media Corp. - Liberty SiriusXM, Class C *	10,292	331,608
Live Nation Entertainment, Inc. *	9,544	687,741
Match Group, Inc. *	18,670	773,311
Meta Platforms, Inc., Class A *	150,934	26,404,394
Netflix, Inc. *	29,873	9,622,990
News Corp., Class A	25,630	439,555
Nexstar Media Group, Inc.	2,520	468,468
Omnicom Group, Inc.	13,690	1,239,903
Paramount Global, Class B	34,036	729,051
Pinterest, Inc., Class A *	39,301	986,848
Playtika Holding Corp. *	5,797	55,651
ROBLOX Corp., Class A *	24,396	893,869
Roku, Inc. *	8,143	526,771
Sirius XM Holdings, Inc. (a)	46,756	205,259
Snap, Inc., Class A *	67,236	682,445
Take-Two Interactive Software, Inc. *	10,617	1,163,092
TEGNA, Inc.	15,151	263,627
The Interpublic Group of Cos., Inc.	26,067	926,421
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report51

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The New York Times Co., Class A	11,022	424,347
The Trade Desk, Inc., Class A *	29,938	1,675,330
The Walt Disney Co. *	122,319	12,184,196
Warner Bros Discovery, Inc. *	148,415	2,318,242
ZoomInfo Technologies, Inc. *	18,216	440,281
		154,500,274

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	118,705	18,268,700
Agilent Technologies, Inc.	19,891	2,823,925
Alnylam Pharmaceuticals, Inc. *	8,243	1,578,122
Amgen, Inc.	35,814	8,296,671
Apellis Pharmaceuticals, Inc. *	6,271	410,625
Arrowhead Pharmaceuticals, Inc. *	7,185	232,076
Avantor, Inc. *	45,176	1,100,939
Biogen, Inc. *	9,662	2,607,387
Biohaven Ltd. *	4,271	65,261
BioMarin Pharmaceutical, Inc. *	12,466	1,241,489
Bio-Rad Laboratories, Inc., Class A *	1,451	693,346
Bio-Techne Corp.	10,539	765,553
Blueprint Medicines Corp. *	3,959	167,743
Bristol-Myers Squibb Co.	142,651	9,837,213
Bruker Corp.	6,759	465,830
Catalent, Inc. *	12,091	824,848
Cerevel Therapeutics Holdings, Inc. *	4,218	112,578
Charles River Laboratories International, Inc. *	3,416	749,266
CRISPR Therapeutics AG *	5,190	255,971
Cytokinetics, Inc. *	6,358	275,683
Danaher Corp.	43,978	10,885,874
Elanco Animal Health, Inc. *	30,220	346,623
Eli Lilly & Co.	52,936	16,474,742
Exact Sciences Corp. *	11,927	743,410
Exelixis, Inc. *	21,449	366,349
Gilead Sciences, Inc.	84,223	6,782,478
Halozyme Therapeutics, Inc. *	9,004	432,102
Horizon Therapeutics plc *	15,183	1,662,387
Illumina, Inc. *	10,554	2,102,357
Incyte Corp. *	12,343	950,164
Intellia Therapeutics, Inc. *	5,686	228,407
Intra-Cellular Therapies, Inc. *	5,917	290,111
Ionis Pharmaceuticals, Inc. *	9,610	344,999
IQVIA Holdings, Inc. *	12,453	2,596,077
Jazz Pharmaceuticals plc *	4,222	592,769
Johnson & Johnson	175,469	26,892,379
Karuna Therapeutics, Inc. *	1,859	370,722
Medpace Holdings, Inc. *	1,672	324,167
Merck & Co., Inc.	170,183	18,080,242
Mettler-Toledo International, Inc. *	1,493	2,140,529
Mirati Therapeutics, Inc. *	3,506	160,715
Moderna, Inc. *	22,183	3,079,222
Natera, Inc. *	7,370	357,814
Neurocrine Biosciences, Inc. *	6,449	664,892
Organon & Co.	17,146	419,906
PerkinElmer, Inc.	8,468	1,054,859
Perrigo Co., plc	9,093	342,715
Pfizer, Inc.	376,751	15,284,788
Regeneron Pharmaceuticals, Inc. *	7,189	5,466,659
Repligen Corp. *	3,473	605,587
Royalty Pharma plc, Class A	24,771	888,040
Sarepta Therapeutics, Inc. *	5,912	722,033
Seagen, Inc. *	9,242	1,660,695
Sotera Health Co. *	6,699	111,806
Syneos Health, Inc. *	6,856	275,748
Thermo Fisher Scientific, Inc.	26,325	14,261,832
United Therapeutics Corp. *	3,058	752,390
Vertex Pharmaceuticals, Inc. *	17,214	4,997,052
SECURITY	NUMBER OF SHARES	VALUE ($)
Viatris, Inc.	81,351	927,401
Waters Corp. *	3,983	1,238,275
West Pharmaceutical Services, Inc.	4,970	1,575,639
Zoetis, Inc.	31,275	5,222,925
		203,451,107

Real Estate 3.1%
Agree Realty Corp.	5,905	417,956
Alexandria Real Estate Equities, Inc.	10,002	1,498,100
American Homes 4 Rent, Class A	20,512	636,282
American Tower Corp.	31,252	6,188,208
Americold Realty Trust, Inc.	18,149	533,581
Apartment Income REIT Corp.	9,987	377,509
AvalonBay Communities, Inc.	9,417	1,624,621
Boston Properties, Inc.	9,538	624,548
Brixmor Property Group, Inc.	20,226	457,917
Camden Property Trust	7,191	825,239
CBRE Group, Inc., Class A *	21,249	1,809,140
Crown Castle, Inc.	29,051	3,798,418
CubeSmart	15,085	708,844
Digital Realty Trust, Inc.	19,337	2,015,495
EastGroup Properties, Inc.	2,921	476,912
Equinix, Inc.	6,206	4,271,404
Equity LifeStyle Properties, Inc.	11,792	807,870
Equity Residential	22,852	1,428,707
Essex Property Trust, Inc.	4,342	990,236
Extra Space Storage, Inc.	8,964	1,475,923
Federal Realty Investment Trust	4,922	525,571
First Industrial Realty Trust, Inc.	8,837	466,152
Gaming & Leisure Properties, Inc.	17,222	927,921
Healthcare Realty Trust, Inc.	25,677	500,701
Healthpeak Properties, Inc.	36,133	869,360
Host Hotels & Resorts, Inc.	48,097	808,030
Independence Realty Trust, Inc.	15,096	273,087
Invitation Homes, Inc.	38,925	1,216,795
Iron Mountain, Inc.	19,464	1,026,726
Jones Lang LaSalle, Inc. *	3,187	556,004
Kilroy Realty Corp.	6,979	251,384
Kimco Realty Corp.	41,467	854,635
Kite Realty Group Trust	14,540	315,809
Lamar Advertising Co., Class A	5,827	609,271
Life Storage, Inc.	5,739	691,664
Medical Properties Trust, Inc.	40,401	416,130
Mid-America Apartment Communities, Inc.	7,776	1,244,938
National Retail Properties, Inc.	11,963	542,163
National Storage Affiliates Trust	5,629	238,107
Omega Healthcare Investors, Inc.	15,601	417,951
Prologis, Inc.	61,950	7,644,630
Public Storage	10,616	3,173,653
Rayonier, Inc.	9,738	327,002
Realty Income Corp.	42,170	2,696,771
Regency Centers Corp.	10,296	647,618
Rexford Industrial Realty, Inc.	12,256	740,998
Ryman Hospitality Properties, Inc.	3,653	338,889
SBA Communications Corp.	7,244	1,878,731
Simon Property Group, Inc.	21,956	2,680,608
Spirit Realty Capital, Inc.	9,349	384,992
STAG Industrial, Inc.	12,047	405,261
Sun Communities, Inc.	8,319	1,190,782
Terreno Realty Corp.	4,836	300,848
UDR, Inc.	20,652	884,732
Ventas, Inc.	26,826	1,305,085
VICI Properties, Inc.	64,611	2,166,407
Vornado Realty Trust	10,691	211,468
Welltower, Inc.	31,696	2,349,307
Weyerhaeuser Co.	49,410	1,544,062
See financial notes
52Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WP Carey, Inc.	13,975	1,134,211
Zillow Group, Inc., Class C *	10,949	459,858
		76,185,222

Retailing 5.2%
Advance Auto Parts, Inc.	4,031	584,334
Amazon.com, Inc. *	595,712	56,133,942
AutoNation, Inc. *	2,312	315,611
AutoZone, Inc. *	1,271	3,160,392
Bath & Body Works, Inc.	15,314	625,883
Best Buy Co., Inc.	13,423	1,115,586
Burlington Stores, Inc. *	4,406	943,985
CarMax, Inc. *	10,596	731,548
Dick's Sporting Goods, Inc.	3,728	479,533
Dollar General Corp.	15,136	3,273,917
Dollar Tree, Inc. *	14,105	2,049,174
DoorDash, Inc., Class A *	17,677	966,225
eBay, Inc.	36,452	1,673,147
Etsy, Inc. *	8,455	1,026,522
Five Below, Inc. *	3,740	764,082
Floor & Decor Holdings, Inc., Class A *	7,089	650,841
GameStop Corp., Class A *(a)	16,853	324,083
Genuine Parts Co.	9,482	1,676,987
Lithia Motors, Inc.	1,823	465,193
LKQ Corp.	16,969	972,154
Lowe’s Cos., Inc.	41,662	8,571,956
Macy's, Inc.	18,276	373,927
Murphy USA, Inc.	1,386	353,555
O'Reilly Automotive, Inc. *	4,199	3,485,590
Penske Automotive Group, Inc.	1,698	244,767
Pool Corp.	2,612	932,118
RH *	1,296	387,543
Ross Stores, Inc.	23,291	2,574,587
Target Corp.	30,878	5,202,943
The Home Depot, Inc.	68,710	20,375,263
The TJX Cos., Inc.	77,925	5,969,055
Tractor Supply Co.	7,426	1,732,189
Ulta Beauty, Inc. *	3,439	1,784,153
Williams-Sonoma, Inc.	4,496	561,640
		130,482,425

Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc. *	108,191	8,501,649
Allegro MicroSystems, Inc. *	4,293	187,518
Amkor Technology, Inc.	6,861	176,739
Analog Devices, Inc.	34,506	6,330,816
Applied Materials, Inc.	57,756	6,708,359
Broadcom, Inc.	27,179	16,152,208
Cirrus Logic, Inc. *	3,712	381,408
Enphase Energy, Inc. *	9,121	1,920,244
Entegris, Inc.	10,016	853,664
First Solar, Inc. *	6,634	1,122,075
GLOBALFOUNDRIES, Inc. *(a)	4,711	307,817
Intel Corp.	277,149	6,909,325
KLA Corp.	9,501	3,604,489
Lam Research Corp.	9,152	4,447,963
Lattice Semiconductor Corp. *	9,235	784,606
Marvell Technology, Inc.	57,211	2,583,077
Microchip Technology, Inc.	36,864	2,987,090
Micron Technology, Inc.	72,983	4,219,877
MKS Instruments, Inc.	3,874	375,507
Monolithic Power Systems, Inc.	2,990	1,448,027
NVIDIA Corp.	167,134	38,801,829
NXP Semiconductors N.V.	17,401	3,105,730
ON Semiconductor Corp. *	29,034	2,247,522
Qorvo, Inc. *	6,775	683,530
SECURITY	NUMBER OF SHARES	VALUE ($)
QUALCOMM, Inc.	75,259	9,296,744
Skyworks Solutions, Inc.	10,761	1,200,605
SolarEdge Technologies, Inc. *	3,742	1,189,657
Synaptics, Inc. *	2,693	316,724
Teradyne, Inc.	10,455	1,057,419
Texas Instruments, Inc.	60,903	10,441,819
Universal Display Corp.	2,925	397,361
Wolfspeed, Inc. *	8,354	618,029
		139,359,427

Software & Services 13.3%
Accenture plc, Class A	42,301	11,233,031
Adobe, Inc. *	31,212	10,111,127
Affirm Holdings, Inc. *	14,319	195,025
Akamai Technologies, Inc. *	10,505	762,663
Amdocs Ltd.	8,160	747,538
ANSYS, Inc. *	5,842	1,773,690
AppLovin Corp., Class A *	8,128	109,728
Aspen Technology, Inc. *	1,935	410,239
Autodesk, Inc. *	14,508	2,882,595
Automatic Data Processing, Inc.	27,824	6,116,272
Bentley Systems, Inc., Class B	13,275	537,106
Bill Holdings, Inc. *	6,387	540,532
Black Knight, Inc. *	10,519	626,932
Block, Inc. *	36,029	2,764,505
Broadridge Financial Solutions, Inc.	7,869	1,107,798
Cadence Design Systems, Inc. *	18,428	3,555,498
CCC Intelligent Solutions Holdings, Inc. *	6,933	62,120
Ceridian HCM Holding, Inc. *	10,352	754,971
Cloudflare, Inc., Class A *	19,140	1,148,591
Cognizant Technology Solutions Corp., Class A	34,435	2,156,664
Concentrix Corp.	2,864	391,910
Coupa Software, Inc. *(e)	5,129	415,449
Crowdstrike Holdings, Inc., Class A *	14,434	1,742,039
Datadog, Inc., Class A *	16,672	1,275,741
DocuSign, Inc. *	13,471	826,446
Dolby Laboratories, Inc., Class A	4,095	336,937
DoubleVerify Holdings, Inc. *	4,875	128,066
Dropbox, Inc., Class A *	17,970	366,588
DXC Technology Co. *	15,508	430,192
Dynatrace, Inc. *	14,515	617,323
Elastic N.V. *	5,185	306,019
EPAM Systems, Inc. *	3,861	1,187,837
Euronet Worldwide, Inc. *	3,171	345,163
ExlService Holdings, Inc. *	2,201	362,086
Fair Isaac Corp. *	1,676	1,135,306
Fidelity National Information Services, Inc.	39,885	2,527,512
Fiserv, Inc. *	42,583	4,900,877
Five9, Inc. *	4,700	310,200
FleetCor Technologies, Inc. *	4,931	1,059,129
Fortinet, Inc. *	43,502	2,585,759
Gartner, Inc. *	5,307	1,739,688
Gen Digital, Inc.	39,106	762,958
Genpact Ltd.	11,337	541,115
Global Payments, Inc.	18,140	2,035,308
GoDaddy, Inc., Class A *	10,412	788,293
Guidewire Software, Inc. *	5,472	384,189
HubSpot, Inc. *	3,249	1,256,908
Informatica, Inc., Class A *	2,418	41,710
International Business Machines Corp.	60,659	7,843,209
Intuit, Inc.	18,928	7,707,103
Jack Henry & Associates, Inc.	4,897	804,283
Manhattan Associates, Inc. *	4,160	598,000
Mastercard, Inc., Class A	56,981	20,244,779
Microsoft Corp.	500,337	124,794,055
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report53

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MongoDB, Inc. *	4,607	965,259
NCR Corp. *	9,135	233,217
Nutanix, Inc., Class A *	15,360	433,920
Okta, Inc. *	10,224	728,869
Oracle Corp.	103,125	9,013,125
Palantir Technologies, Inc., Class A *	117,855	923,983
Palo Alto Networks, Inc. *	20,167	3,798,858
Paychex, Inc.	21,490	2,372,496
Paycom Software, Inc. *	3,252	940,023
Paycor HCM, Inc. *	3,095	76,663
Paylocity Holding Corp. *	2,752	530,063
PayPal Holdings, Inc. *	76,544	5,633,638
Procore Technologies, Inc. *	4,631	310,231
PTC, Inc. *	7,100	889,843
Qualys, Inc. *	2,290	270,563
Roper Technologies, Inc.	7,119	3,062,594
Salesforce, Inc. *	67,136	10,984,121
SentinelOne, Inc., Class A *	14,060	224,819
ServiceNow, Inc. *	13,553	5,857,200
Smartsheet, Inc., Class A *	8,745	384,955
Snowflake, Inc., Class A *	19,112	2,950,511
Splunk, Inc. *	10,058	1,030,945
SPS Commerce, Inc. *	2,412	363,344
SS&C Technologies Holdings, Inc.	14,777	867,410
Synopsys, Inc. *	10,272	3,736,543
Tenable Holdings, Inc. *	7,523	332,742
The Western Union Co.	26,135	338,710
Toast, Inc., Class A *	20,643	390,566
Twilio, Inc., Class A *	11,718	787,567
Tyler Technologies, Inc. *	2,801	899,821
UiPath, Inc., Class A *	23,612	350,402
Unity Software, Inc. *	16,282	495,624
VeriSign, Inc. *	6,203	1,220,936
Visa, Inc., Class A	109,743	24,136,875
VMware, Inc., Class A *	13,933	1,534,441
WEX, Inc. *	2,917	562,427
Workday, Inc., Class A *	13,510	2,505,700
Zoom Video Communications, Inc., Class A *	14,829	1,106,095
Zscaler, Inc. *	5,685	745,588
		330,379,489

Technology Hardware & Equipment 7.8%
Amphenol Corp., Class A	39,994	3,100,335
Apple Inc.	1,003,660	147,949,521
Arista Networks, Inc. *	16,581	2,299,785
Arrow Electronics, Inc. *	4,114	485,411
CDW Corp.	9,074	1,836,759
Ciena Corp. *	9,909	477,812
Cisco Systems, Inc.	275,661	13,347,506
Cognex Corp.	11,619	550,973
Coherent Corp. *	9,279	400,203
Corning, Inc.	51,156	1,736,746
Dell Technologies, Inc., Class C	17,324	704,047
F5, Inc. *	4,014	573,922
Hewlett Packard Enterprise Co.	86,453	1,349,531
HP, Inc.	59,441	1,754,698
IPG Photonics Corp. *	2,131	262,624
Jabil, Inc.	9,075	753,497
Juniper Networks, Inc.	21,710	668,234
Keysight Technologies, Inc. *	12,020	1,922,719
Littelfuse, Inc.	1,662	430,009
Lumentum Holdings, Inc. *	4,621	248,656
Motorola Solutions, Inc.	11,208	2,945,575
National Instruments Corp.	8,810	444,993
NetApp, Inc.	14,615	943,398
Novanta, Inc. *	2,383	373,917
SECURITY	NUMBER OF SHARES	VALUE ($)
Pure Storage, Inc., Class A *	18,793	536,352
Rogers Corp. *	1,252	184,294
Seagate Technology Holdings plc	12,921	834,180
TD SYNNEX Corp.	2,820	272,186
TE Connectivity Ltd.	21,327	2,715,354
Teledyne Technologies, Inc. *	3,151	1,355,151
Trimble, Inc. *	16,564	862,322
Ubiquiti, Inc.	277	74,319
Western Digital Corp. *	21,244	817,469
Zebra Technologies Corp., Class A *	3,462	1,039,466
		194,251,964

Telecommunication Services 1.1%
AT&T, Inc.	478,457	9,047,622
Frontier Communications Parent, Inc. *	15,060	412,042
Iridium Communications, Inc. *	8,444	518,208
Liberty Global plc, Class C *	17,107	363,524
Lumen Technologies, Inc.	63,494	215,880
T-Mobile US, Inc. *	40,064	5,696,299
Verizon Communications, Inc.	281,918	10,941,237
		27,194,812

Transportation 1.9%
Alaska Air Group, Inc. *	8,454	404,355
American Airlines Group, Inc. *	43,795	699,844
Avis Budget Group, Inc. *	1,682	369,468
C.H. Robinson Worldwide, Inc.	7,875	787,185
CSX Corp.	141,100	4,302,139
Delta Air Lines, Inc. *	42,931	1,645,974
Expeditors International of Washington, Inc.	10,709	1,119,733
FedEx Corp.	16,075	3,266,761
GXO Logistics, Inc. *	7,893	391,256
Hertz Global Holdings, Inc. *	11,153	206,442
J.B. Hunt Transport Services, Inc.	5,548	1,003,023
Knight-Swift Transportation Holdings, Inc.	10,824	615,236
Landstar System, Inc.	2,418	437,150
Lyft, Inc., Class A *	20,984	209,840
Norfolk Southern Corp.	15,541	3,493,928
Old Dominion Freight Line, Inc.	6,074	2,060,665
RXO, Inc. *	7,590	156,126
Saia, Inc. *	1,780	482,149
Southwest Airlines Co.	39,932	1,340,916
Uber Technologies, Inc. *	133,914	4,453,980
U-Haul Holding Co.	620	39,810
U-Haul Holding Co., Non Voting Shares	5,966	331,889
Union Pacific Corp.	41,242	8,548,642
United Airlines Holdings, Inc. *	21,877	1,136,729
United Parcel Service, Inc., Class B	48,977	8,937,813
XPO, Inc. *	7,810	260,542
		46,701,595

Utilities 2.7%
Alliant Energy Corp.	16,774	860,003
Ameren Corp.	17,384	1,437,831
American Electric Power Co., Inc.	34,532	3,037,780
American Water Works Co., Inc.	12,184	1,710,390
Atmos Energy Corp.	9,422	1,062,896
Avangrid, Inc.	4,710	183,831
Black Hills Corp.	4,383	269,160
CenterPoint Energy, Inc.	42,182	1,173,503
CMS Energy Corp.	19,427	1,145,610
Consolidated Edison, Inc.	23,826	2,128,853
Constellation Energy Corp.	21,923	1,641,814
See financial notes
54Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dominion Energy, Inc.	55,966	3,112,829
DTE Energy Co.	13,021	1,428,534
Duke Energy Corp.	51,705	4,873,713
Edison International	25,643	1,697,823
Entergy Corp.	13,658	1,404,998
Essential Utilities, Inc.	15,993	684,181
Evergy, Inc.	15,365	903,616
Eversource Energy	23,389	1,762,595
Exelon Corp.	66,637	2,691,468
FirstEnergy Corp.	36,530	1,444,396
Hawaiian Electric Industries, Inc.	7,374	298,278
IDACORP, Inc.	3,370	348,458
National Fuel Gas Co.	6,102	349,523
New Jersey Resources Corp.	6,479	330,623
NextEra Energy, Inc.	133,419	9,476,752
NiSource, Inc.	27,296	748,729
NRG Energy, Inc.	15,371	504,015
OGE Energy Corp.	13,311	475,469
ONE Gas, Inc.	3,599	288,496
Ormat Technologies, Inc.	3,246	274,352
PG&E Corp. *	108,202	1,690,115
Pinnacle West Capital Corp.	7,566	557,463
PNM Resources, Inc.	5,798	284,102
Portland General Electric Co.	6,011	287,326
PPL Corp.	49,289	1,334,253
Public Service Enterprise Group, Inc.	33,452	2,021,504
Sempra Energy	21,120	3,167,155
Southwest Gas Holdings, Inc.	4,080	257,081
The AES Corp.	44,769	1,104,899
The Southern Co.	73,132	4,611,704
UGI Corp.	14,065	523,640
Vistra Corp.	25,005	549,860
WEC Energy Group, Inc.	21,174	1,877,287
Xcel Energy, Inc.	36,755	2,373,270
		68,390,178
Total Common Stocks (Cost $2,148,506,068)		2,486,636,382

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (f)	1,450,026	1,450,026
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (f)(g)	2,032,666	2,032,666
		3,482,692
Total Short-Term Investments (Cost $3,482,692)		3,482,692
Total Investments in Securities (Cost $2,151,988,760)		2,490,119,074

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	26	5,168,150	(159,854)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,979,443.
(b)	Subsequent to the period ended February 28, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)
Subsequent to the period ended February 28, 2023, the Silicon Valley Bank,
N.A. was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(f)	The rate shown is the annualized 7-day yield.
(g)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2023:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/23	BALANCE OF SHARES HELD AT 2/28/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$6,429,560	$999,309	($141,644)	$36,891	$610,088	$7,934,204	101,825	$46,545
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report55

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,156,256,893	$—	$—	$2,156,256,893
Software & Services	329,964,040	—	415,449	330,379,489
Short-Term Investments[1]	3,482,692	—	—	3,482,692
Liabilities
Futures Contracts[2]	(159,854)	—	—	(159,854)
Total	$2,489,543,771	$—	$415,449	$2,489,959,220

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
56Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $5,920,150)		$7,934,204
Investments in securities, at value - unaffiliated (cost $2,146,068,610) including securities on loan of $1,979,443		2,482,184,870
Cash		415,206
Deposit with broker for futures contracts		339,200
Receivables:
Fund shares sold		3,854,190
Dividends		3,780,349
Income from securities on loan	+	25,130
Total assets		2,498,533,149

Liabilities
Collateral held for securities on loan		2,032,666
Payables:
Investments bought		3,723,811
Deferred dividend income		415,206
Management fees		97,940
Variation margin on futures contracts	+	14,809
Total liabilities		6,284,432
Net assets		$2,492,248,717

Net Assets by Source
Capital received from investors		$2,204,738,451
Total distributable earnings	+	287,510,266
Net assets		$2,492,248,717

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,492,248,717		64,750,000		$38.49

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report57

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $4,683)		$19,953,659
Dividends received from securities - affiliated		46,545
Securities on loan, net	+	77,194
Total investment income		20,077,398

Expenses
Management fees		578,965
Total expenses	–	578,965
Net investment income		19,498,433

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(10,090)
Net realized losses on sales of securities - unaffiliated		(35,091,974)
Net realized gains on sales of in-kind redemptions - affiliated		46,981
Net realized gains on sales of in-kind redemptions - unaffiliated		12,018,526
Net realized losses on futures contracts	+	(76,873)
Net realized losses		(23,113,430)
Net change in unrealized appreciation (depreciation) on securities - affiliated		610,088
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		39,828,675
Net change in unrealized appreciation (depreciation) on futures contracts	+	94,141
Net change in unrealized appreciation (depreciation)	+	40,532,904
Net realized and unrealized gains		17,419,474
Increase in net assets resulting from operations		$36,917,907
See financial notes
58Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$19,498,433	$29,794,319
Net realized gains (losses)		(23,113,430)	4,531,559
Net change in unrealized appreciation (depreciation)	+	40,532,904	(352,446,723)
Increase (decrease) in net assets resulting from operations		$36,917,907	($318,120,845)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($19,125,720)	($29,128,865)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,300,000	$273,268,608	12,600,000	$529,373,421
Shares redeemed	+	(900,000)	(33,698,701)	(900,000)	(37,665,232)
Net transactions in fund shares		6,400,000	$239,569,907	11,700,000	$491,708,189

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,350,000	$2,234,886,623	46,650,000	$2,090,428,144
Total increase	+	6,400,000	257,362,094	11,700,000	144,458,479
End of period		64,750,000	$2,492,248,717	58,350,000	$2,234,886,623
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report59

Schwab U.S. Large-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]	9/1/18– 8/31/19[1]	9/1/17– 8/31/18[1]
Per-Share Data
Net asset value at beginning of period	$46.83	$54.73	$42.14	$35.00	$34.77	$29.55
Income (loss) from investment operations:
Net investment income (loss)[2]	0.39	0.72	0.69	0.76	0.74	0.60
Net realized and unrealized gains (losses)	0.17	(7.90)	12.63	7.10	0.16	5.20
Total from investment operations	0.56	(7.18)	13.32	7.86	0.90	5.80
Less distributions:
Distributions from net investment income	(0.40)	(0.72)	(0.73)	(0.72)	(0.67)	(0.58)
Net asset value at end of period	$46.99	$46.83	$54.73	$42.14	$35.00	$34.77
Total return	1.23%[3]	(13.22%)	32.05%	22.92%	2.70%	19.79%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4,5]	0.03%[5]	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.71%[4]	1.39%	1.45%	2.06%	2.19%	1.86%
Portfolio turnover rate[6]	2%[3]	4%	4%	5%	4%	3%
Net assets, end of period (x 1,000,000)	$30,503	$28,911	$33,035	$23,253	$17,786	$14,990

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022 (see financial note 12 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
60Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv plc *	230,149	26,761,726
Autoliv, Inc.	65,891	6,100,189
BorgWarner, Inc.	198,124	9,961,675
Ford Motor Co.	3,352,916	40,469,696
General Motors Co.	1,204,996	46,681,545
Gentex Corp.	200,483	5,723,789
Harley-Davidson, Inc.	113,807	5,411,523
Lear Corp.	50,477	7,049,113
Lucid Group, Inc. *(a)	502,411	4,587,012
Rivian Automotive, Inc., Class A *	463,414	8,943,890
Tesla, Inc. *	2,277,876	468,581,872
		630,272,030

Banks 3.9%
Bank of America Corp.	5,922,944	203,156,979
BOK Financial Corp.	24,471	2,561,624
Citigroup, Inc.	1,642,918	83,279,513
Citizens Financial Group, Inc.	418,382	17,471,632
Comerica, Inc.	111,694	7,829,749
Commerce Bancshares, Inc.	96,627	6,391,876
Cullen/Frost Bankers, Inc.	54,704	7,211,081
East West Bancorp, Inc.	120,117	9,154,117
Fifth Third Bancorp	583,025	21,163,808
First Citizens BancShares, Inc., Class A	10,040	7,366,950
First Horizon Corp.	455,840	11,291,157
First Republic Bank	155,277	19,100,624
Huntington Bancshares, Inc.	1,223,914	18,750,362
JPMorgan Chase & Co.	2,489,165	356,821,803
KeyCorp	790,275	14,454,130
M&T Bank Corp.	146,319	22,721,878
Regions Financial Corp.	792,763	18,487,233
Signature Bank (b)	53,319	6,134,351
SVB Financial Group *(c)	50,132	14,443,531
The PNC Financial Services Group, Inc.	342,492	54,086,337
Truist Financial Corp.	1,126,690	52,898,095
U.S Bancorp	1,148,239	54,805,447
Webster Financial Corp.	148,038	7,863,779
Wells Fargo & Co.	3,233,585	151,234,770
Western Alliance Bancorp	92,836	6,892,145
Zions Bancorp NA	126,019	6,379,082
		1,181,952,053

Capital Goods 6.2%
3M Co.	468,756	50,503,771
A.O. Smith Corp.	108,011	7,088,762
Acuity Brands, Inc.	27,530	5,339,719
Advanced Drainage Systems, Inc.	54,029	4,793,993
AECOM	118,808	10,260,259
AGCO Corp.	52,657	7,414,632
SECURITY	NUMBER OF SHARES	VALUE ($)
Allegion plc	74,649	8,413,689
AMETEK, Inc.	194,648	27,554,371
Axon Enterprise, Inc. *	57,272	11,472,154
Builders FirstSource, Inc. *	124,379	10,544,852
Carlisle Cos., Inc.	43,774	11,303,322
Carrier Global Corp.	709,317	31,940,545
Caterpillar, Inc.	441,676	105,803,486
Cummins, Inc.	119,487	29,044,900
Deere & Co.	233,126	97,735,744
Donaldson Co., Inc.	104,528	6,611,396
Dover Corp.	119,086	17,850,991
Eaton Corp. plc	337,423	59,025,405
Emerson Electric Co.	501,565	41,484,441
Fastenal Co.	486,154	25,066,100
Ferguson plc	177,169	25,530,053
Fortive Corp.	300,361	20,022,064
Fortune Brands Innovations, Inc.	108,965	6,750,382
Generac Holdings, Inc. *	54,124	6,495,421
General Dynamics Corp.	191,169	43,569,327
General Electric Co.	926,713	78,501,858
Graco, Inc.	143,096	9,950,896
HEICO Corp.	33,809	5,597,756
HEICO Corp., Class A	58,937	7,670,651
Honeywell International, Inc.	570,672	109,272,275
Howmet Aerospace, Inc.	311,861	13,154,297
Hubbell, Inc.	45,724	11,501,415
Huntington Ingalls Industries, Inc.	33,818	7,277,634
IDEX Corp.	64,019	14,402,995
Illinois Tool Works, Inc.	237,387	55,349,153
Ingersoll Rand, Inc.	343,789	19,963,827
Johnson Controls International plc	584,711	36,673,074
L3Harris Technologies, Inc.	161,661	34,141,187
Lennox International, Inc.	27,171	6,923,986
Lincoln Electric Holdings, Inc.	48,874	8,207,411
Lockheed Martin Corp.	197,897	93,854,631
Masco Corp.	192,373	10,086,116
Masterbrand, Inc. *	108,909	1,060,774
Nordson Corp.	45,514	9,996,695
Northrop Grumman Corp.	122,711	56,951,402
Otis Worldwide Corp.	353,942	29,950,572
Owens Corning	79,032	7,728,539
PACCAR, Inc.	443,170	31,996,874
Parker-Hannifin Corp.	108,990	38,348,132
Pentair plc	140,157	7,840,383
Plug Power, Inc. *	445,516	6,624,823
Quanta Services, Inc.	121,128	19,550,059
Raytheon Technologies Corp.	1,247,833	122,399,939
Regal Rexnord Corp.	55,907	8,813,180
Rockwell Automation, Inc.	97,511	28,758,919
Sensata Technologies Holding plc	130,466	6,598,970
Snap-on, Inc.	44,953	11,178,912
Stanley Black & Decker, Inc.	125,625	10,754,756
Textron, Inc.	176,924	12,832,298
The Boeing Co. *	475,502	95,837,428
The Middleby Corp. *	45,630	7,095,009
The Toro Co.	88,664	9,792,052
Trane Technologies plc	195,352	36,134,259
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report61

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TransDigm Group, Inc.	43,834	32,606,798
Trex Co., Inc. *	92,993	4,754,732
United Rentals, Inc.	58,848	27,572,053
W.W. Grainger, Inc.	38,178	25,519,321
Watsco, Inc.	28,302	8,623,902
Westinghouse Air Brake Technologies Corp.	154,004	16,067,237
WillScot Mobile Mini Holdings Corp. *	177,785	9,138,149
Woodward, Inc.	51,218	5,070,582
Xylem, Inc.	153,245	15,730,599
		1,899,476,289

Commercial & Professional Services 0.8%
Booz Allen Hamilton Holding Corp.	112,212	10,629,843
Cintas Corp.	73,176	32,085,481
Clarivate plc *	363,804	3,685,335
Copart, Inc. *	363,190	25,590,367
CoStar Group, Inc. *	344,639	24,352,192
Dun & Bradstreet Holdings, Inc.	183,016	2,198,022
Equifax, Inc.	103,784	21,019,373
Jacobs Solutions, Inc.	108,324	12,944,718
Leidos Holdings, Inc.	115,715	11,232,455
Republic Services, Inc.	174,449	22,491,710
Robert Half International, Inc.	92,389	7,448,401
Rollins, Inc.	195,480	6,880,896
TransUnion	164,219	10,744,849
Verisk Analytics, Inc.	132,772	22,718,617
Waste Management, Inc.	317,337	47,524,389
		261,546,648

Consumer Durables & Apparel 1.0%
D.R. Horton, Inc.	265,485	24,552,053
Deckers Outdoor Corp. *	22,479	9,359,132
Garmin Ltd.	130,192	12,775,741
Hasbro, Inc.	111,017	6,107,045
Leggett & Platt, Inc.	111,860	3,858,051
Lennar Corp., Class A	226,631	21,924,283
Lululemon Athletica, Inc. *	98,367	30,415,076
Mohawk Industries, Inc. *	45,056	4,634,010
Newell Brands, Inc.	317,720	4,667,307
NIKE, Inc., Class B	1,069,327	127,025,354
NVR, Inc. *	2,562	13,254,815
Polaris, Inc.	46,030	5,235,913
PulteGroup, Inc.	192,189	10,506,973
Tapestry, Inc.	204,571	8,900,884
Toll Brothers, Inc.	89,693	5,376,198
VF Corp.	278,476	6,911,774
Whirlpool Corp.	46,339	6,393,855
		301,898,464

Consumer Services 2.2%
ADT, Inc.	180,756	1,362,900
Airbnb, Inc., Class A *	338,086	41,679,242
Aramark	217,805	8,015,224
Booking Holdings, Inc. *	32,916	83,079,984
Caesars Entertainment, Inc. *	181,589	9,217,458
Carnival Corp. *	846,550	8,990,361
Chipotle Mexican Grill, Inc. *	23,535	35,092,568
Darden Restaurants, Inc.	103,540	14,805,185
Domino’s Pizza, Inc.	30,141	8,861,755
DraftKings, Inc., Class A *	383,434	7,231,565
Expedia Group, Inc. *	127,610	13,905,662
Hilton Worldwide Holdings, Inc.	229,656	33,187,589
Las Vegas Sands Corp. *	279,013	16,034,877
Marriott International, Inc., Class A	228,198	38,620,229
SECURITY	NUMBER OF SHARES	VALUE ($)
McDonald’s Corp.	621,585	164,042,497
MGM Resorts International	270,128	11,618,205
Norwegian Cruise Line Holdings Ltd. *	358,435	5,312,007
Royal Caribbean Cruises Ltd. *	186,688	13,187,640
Service Corp. International	130,674	8,824,415
Starbucks Corp.	974,416	99,478,129
Vail Resorts, Inc.	34,341	8,018,280
Wyndham Hotels & Resorts, Inc.	74,440	5,733,369
Wynn Resorts Ltd. *	87,834	9,518,571
Yum! Brands, Inc.	238,980	30,388,697
		676,206,409

Diversified Financials 5.7%
AGNC Investment Corp.	484,690	5,268,580
Ally Financial, Inc.	253,967	7,631,708
American Express Co.	507,413	88,284,788
Ameriprise Financial, Inc.	90,385	30,990,305
Annaly Capital Management, Inc.	399,020	8,251,734
Apollo Global Management, Inc.	369,239	26,179,045
Ares Management Corp., Class A	131,940	10,638,322
Berkshire Hathaway, Inc., Class B *	1,528,963	466,608,928
BlackRock, Inc.	127,435	87,857,512
Blackstone, Inc.	595,516	54,072,853
Capital One Financial Corp.	323,333	35,269,164
Cboe Global Markets, Inc.	90,444	11,411,320
CME Group, Inc.	305,479	56,623,587
Coinbase Global, Inc., Class A *(a)	134,775	8,737,463
Corebridge Financial, Inc.	66,875	1,352,213
Credit Acceptance Corp. *(a)	5,086	2,259,913
Discover Financial Services	231,929	25,976,048
Equitable Holdings, Inc.	291,804	9,168,482
FactSet Research Systems, Inc.	32,391	13,427,689
Franklin Resources, Inc.	240,968	7,101,327
Intercontinental Exchange, Inc.	474,580	48,312,244
Invesco Ltd.	383,901	6,779,692
Jefferies Financial Group, Inc.	154,474	5,837,572
KKR & Co., Inc.	489,595	27,588,678
LPL Financial Holdings, Inc.	67,558	16,859,775
MarketAxess Holdings, Inc.	31,883	10,886,450
Moody's Corp.	133,764	38,811,625
Morgan Stanley	1,119,160	107,998,940
Morningstar, Inc.	21,198	4,394,981
MSCI, Inc.	67,834	35,419,523
Nasdaq, Inc.	287,301	16,106,094
Northern Trust Corp.	176,583	16,823,062
Raymond James Financial, Inc.	164,336	17,823,883
S&P Global, Inc.	282,731	96,467,817
SEI Investments Co.	86,786	5,228,857
SoFi Technologies, Inc. *	697,407	4,602,886
Starwood Property Trust, Inc.	261,675	5,013,693
State Street Corp.	311,914	27,660,534
Synchrony Financial	382,262	13,650,576
T. Rowe Price Group, Inc.	189,372	21,262,688
The Bank of New York Mellon Corp.	623,734	31,735,586
The Carlyle Group, Inc.	186,305	6,408,892
The Charles Schwab Corp. (d)	1,288,586	100,406,621
The Goldman Sachs Group, Inc.	287,501	101,099,727
Voya Financial, Inc.	82,509	6,146,095
		1,730,437,472

Energy 4.7%
Antero Resources Corp. *	233,717	6,123,385
APA Corp.	272,062	10,441,740
Baker Hughes Co.	848,233	25,955,930
Cheniere Energy, Inc.	211,085	33,212,114
Chesapeake Energy Corp.	91,140	7,365,023
See financial notes
62Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chevron Corp.	1,509,829	242,735,208
ConocoPhillips	1,057,826	109,326,317
Coterra Energy, Inc.	670,483	16,741,960
Devon Energy Corp.	555,092	29,930,561
Diamondback Energy, Inc.	148,977	20,943,187
EOG Resources, Inc.	498,472	56,337,305
EQT Corp.	312,222	10,359,526
Exxon Mobil Corp.	3,495,155	384,152,486
Halliburton Co.	771,473	27,950,467
Hess Corp.	235,572	31,731,548
HF Sinclair Corp.	113,802	5,658,235
Kinder Morgan, Inc.	1,680,409	28,667,778
Marathon Oil Corp.	537,785	13,525,293
Marathon Petroleum Corp.	397,868	49,176,485
New Fortress Energy, Inc.	40,199	1,326,165
Occidental Petroleum Corp.	616,371	36,094,686
ONEOK, Inc.	379,706	24,851,758
Ovintiv, Inc.	210,122	8,986,918
Phillips 66	401,383	41,165,840
Pioneer Natural Resources Co.	201,468	40,376,202
Schlumberger Ltd.	1,203,672	64,047,387
Targa Resources Corp.	192,099	14,234,536
Texas Pacific Land Corp.	5,240	9,328,196
The Williams Cos., Inc.	1,031,999	31,063,170
Valero Energy Corp.	327,425	43,131,695
Vitesse Energy, Inc. *	18,179	316,133
		1,425,257,234

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	134,505	2,673,959
BJ's Wholesale Club Holdings, Inc. *	114,777	8,240,989
Costco Wholesale Corp.	375,656	181,885,122
Sysco Corp.	429,368	32,017,972
The Kroger Co.	552,697	23,843,349
US Foods Holding Corp. *	174,866	6,562,721
Walgreens Boots Alliance, Inc.	609,052	21,639,617
Walmart, Inc.	1,197,845	170,249,710
		447,113,439

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	1,521,620	70,648,817
Archer-Daniels-Midland Co.	466,205	37,109,918
Brown-Forman Corp., Class A	47,999	3,116,095
Brown-Forman Corp., Class B	154,637	10,031,302
Bunge Ltd.	127,039	12,132,224
Campbell Soup Co.	171,260	8,994,575
Conagra Brands, Inc.	405,586	14,767,386
Constellation Brands, Inc., Class A	137,849	30,836,821
Darling Ingredients, Inc. *	136,578	8,641,290
General Mills, Inc.	503,055	39,997,903
Hormel Foods Corp.	245,692	10,903,811
Kellogg Co.	217,306	14,329,158
Keurig Dr Pepper, Inc.	721,572	24,930,313
Lamb Weston Holdings, Inc.	122,079	12,286,031
McCormick & Co., Inc. Non Voting Shares	212,303	15,778,359
Molson Coors Beverage Co., Class B	158,829	8,448,114
Mondelez International, Inc., Class A	1,158,966	75,541,404
Monster Beverage Corp. *	323,448	32,914,068
PepsiCo, Inc.	1,169,151	202,882,773
Philip Morris International, Inc.	1,315,620	128,009,826
Post Holdings, Inc. *	45,626	4,104,515
The Coca-Cola Co.	3,302,849	196,552,544
The Hershey Co.	124,822	29,747,579
The J.M. Smucker Co.	90,657	13,407,264
The Kraft Heinz Co.	675,423	26,300,972
SECURITY	NUMBER OF SHARES	VALUE ($)
Tyson Foods, Inc., Class A	245,291	14,531,039
		1,046,944,101

Health Care Equipment & Services 5.9%
Abbott Laboratories	1,479,483	150,493,011
agilon health, Inc. *	165,924	3,519,248
Align Technology, Inc. *	61,758	19,114,101
AmerisourceBergen Corp.	137,331	21,363,210
Baxter International, Inc.	428,222	17,107,469
Becton Dickinson & Co.	242,102	56,785,024
Boston Scientific Corp. *	1,216,404	56,830,395
Cardinal Health, Inc.	222,199	16,822,686
Centene Corp. *	480,557	32,870,099
Chemed Corp.	12,556	6,548,958
CVS Health Corp.	1,115,693	93,204,993
DaVita, Inc. *	46,678	3,839,732
Dentsply Sirona, Inc.	183,005	6,967,000
DexCom, Inc. *	327,760	36,384,638
Edwards Lifesciences Corp. *	525,050	42,235,022
Elevance Health, Inc.	202,777	95,238,274
Encompass Health Corp.	84,930	4,800,244
GE HealthCare, Inc. *	309,486	23,520,936
Guardant Health, Inc. *	86,577	2,674,364
HCA Healthcare, Inc.	180,112	43,848,266
Henry Schein, Inc. *	115,552	9,048,877
Hologic, Inc. *	211,556	16,848,320
Humana, Inc.	107,489	53,209,205
IDEXX Laboratories, Inc. *	70,293	33,265,459
Insulet Corp. *	58,978	16,299,160
Intuitive Surgical, Inc. *	299,771	68,764,470
Laboratory Corp. of America Holdings	75,036	17,960,617
Masimo Corp. *	41,287	6,907,728
McKesson Corp.	120,285	42,076,896
Medtronic plc	1,128,384	93,430,195
Molina Healthcare, Inc. *	49,472	13,621,126
Novocure Ltd. *	76,970	5,924,381
Oak Street Health, Inc. *	100,083	3,542,938
Penumbra, Inc. *	32,253	8,385,457
Quest Diagnostics, Inc.	96,631	13,369,865
R1 RCM, Inc. *	115,245	1,636,479
ResMed, Inc.	124,191	26,452,683
Shockwave Medical, Inc. *	30,435	5,789,954
STERIS plc	84,572	15,902,073
Stryker Corp.	285,860	75,146,877
Teladoc Health, Inc. *	136,328	3,611,329
Teleflex, Inc.	39,922	9,510,618
The Cigna Group	259,449	75,785,053
The Cooper Cos., Inc.	41,736	13,646,420
UnitedHealth Group, Inc.	792,908	377,376,634
Universal Health Services, Inc., Class B	54,482	7,277,161
Veeva Systems, Inc., Class A *	119,384	19,777,153
Zimmer Biomet Holdings, Inc.	177,998	22,048,612
		1,790,783,410

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	207,188	17,358,211
Colgate-Palmolive Co.	709,062	51,974,245
Kimberly-Clark Corp.	286,580	35,836,829
Olaplex Holdings, Inc. *	70,934	348,995
Reynolds Consumer Products, Inc.	46,199	1,267,701
The Clorox Co.	104,894	16,304,723
The Estee Lauder Cos., Inc., Class A	196,227	47,692,972
The Procter & Gamble Co.	2,010,666	276,587,215
		447,370,891

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report63

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 2.4%
Aflac, Inc.	479,971	32,710,024
American Financial Group, Inc.	59,350	7,959,428
American International Group, Inc.	631,128	38,568,232
Aon plc, Class A	175,490	53,357,734
Arch Capital Group Ltd. *	314,446	22,011,220
Arthur J. Gallagher & Co.	178,866	33,510,545
Assurant, Inc.	44,672	5,690,766
Brown & Brown, Inc.	199,616	11,192,469
Chubb Ltd.	352,496	74,383,706
Cincinnati Financial Corp.	133,203	16,077,602
CNA Financial Corp.	23,661	1,035,879
Erie Indemnity Co., Class A	21,210	4,992,622
Everest Re Group Ltd.	33,145	12,726,686
F&G Annuities & Life, Inc.	15,814	322,131
Fidelity National Financial, Inc.	230,357	9,182,030
Globe Life, Inc.	76,727	9,336,909
Lincoln National Corp.	130,706	4,145,994
Loews Corp.	167,131	10,210,033
Markel Corp. *	11,412	15,176,362
Marsh & McLennan Cos., Inc.	421,340	68,316,068
MetLife, Inc.	559,310	40,119,306
Old Republic International Corp.	239,169	6,306,887
Principal Financial Group, Inc.	193,427	17,323,322
Prudential Financial, Inc.	312,550	31,255,000
Reinsurance Group of America, Inc.	56,681	8,188,704
RenaissanceRe Holdings Ltd.	37,005	7,952,374
The Allstate Corp.	225,169	28,997,264
The Hartford Financial Services Group, Inc.	269,667	21,109,533
The Progressive Corp.	496,929	71,319,250
The Travelers Cos., Inc.	198,876	36,815,925
W.R. Berkley Corp.	173,520	11,485,289
Willis Towers Watson plc	92,081	21,580,103
		733,359,397

Materials 2.8%
Air Products and Chemicals, Inc.	188,271	53,841,741
Albemarle Corp.	99,372	25,271,293
Alcoa Corp.	149,435	7,313,349
Amcor plc	1,268,314	14,129,018
AptarGroup, Inc.	55,569	6,486,014
Avery Dennison Corp.	68,931	12,558,539
Axalta Coating Systems Ltd. *	186,016	5,543,277
Ball Corp.	266,857	15,000,032
Berry Global Group, Inc.	105,516	6,552,544
Celanese Corp.	84,765	9,852,236
CF Industries Holdings, Inc.	166,990	14,342,771
Cleveland-Cliffs, Inc. *	436,432	9,309,095
Corteva, Inc.	607,049	37,813,082
Crown Holdings, Inc.	101,805	8,807,151
Dow, Inc.	597,296	34,165,331
DuPont de Nemours, Inc.	421,933	30,813,767
Eastman Chemical Co.	101,892	8,681,198
Ecolab, Inc.	210,113	33,485,709
FMC Corp.	106,903	13,806,523
Freeport-McMoRan, Inc.	1,212,727	49,685,425
International Flavors & Fragrances, Inc.	216,410	20,169,412
International Paper Co.	300,730	10,943,565
Linde plc	419,550	146,158,634
LyondellBasell Industries N.V., Class A	215,380	20,674,326
Martin Marietta Materials, Inc.	52,615	18,934,560
Newmont Corp.	674,628	29,420,527
Nucor Corp.	217,551	36,426,739
SECURITY	NUMBER OF SHARES	VALUE ($)
Packaging Corp. of America	78,625	10,749,610
PPG Industries, Inc.	199,373	26,329,198
Reliance Steel & Aluminum Co.	49,657	12,306,991
Royal Gold, Inc.	55,937	6,644,756
RPM International, Inc.	109,576	9,711,721
Sealed Air Corp.	122,313	5,946,858
Sonoco Products Co.	82,407	4,866,957
Steel Dynamics, Inc.	141,863	17,890,343
The Mosaic Co.	289,817	15,415,366
The Sherwin-Williams Co.	199,944	44,257,604
Vulcan Materials Co.	112,985	20,440,116
Westlake Corp.	29,206	3,479,603
Westrock Co.	215,521	6,767,359
		864,992,340

Media & Entertainment 6.4%
Activision Blizzard, Inc.	604,017	46,056,296
Alphabet, Inc., Class A *	5,069,099	456,523,056
Alphabet, Inc., Class C *	4,493,549	405,767,475
AMC Entertainment Holdings, Inc., Class A *(a)	437,524	3,123,921
Cable One, Inc.	4,109	2,837,716
Charter Communications, Inc., Class A *	91,023	33,460,965
Comcast Corp., Class A	3,660,383	136,056,436
DISH Network Corp., Class A *	211,335	2,411,332
Electronic Arts, Inc.	222,520	24,686,369
Fox Corp., Class A	254,755	8,921,520
Fox Corp., Class B	118,691	3,827,785
IAC, Inc. *	66,103	3,433,390
Liberty Broadband Corp., Class A *	14,339	1,243,621
Liberty Broadband Corp., Class C *	101,373	8,785,998
Liberty Media Corp. - Liberty Formula One, Class A *	20,385	1,238,593
Liberty Media Corp. - Liberty Formula One, Class C *	175,100	11,884,037
Liberty Media Corp. - Liberty SiriusXM, Class A *	63,516	2,057,283
Liberty Media Corp. - Liberty SiriusXM, Class C *	128,789	4,149,582
Live Nation Entertainment, Inc. *	121,059	8,723,512
Match Group, Inc. *	236,433	9,793,055
Meta Platforms, Inc., Class A *	1,908,359	333,848,323
Netflix, Inc. *	377,669	121,658,515
News Corp., Class A	326,219	5,594,656
News Corp., Class B	99,891	1,724,119
Omnicom Group, Inc.	172,717	15,642,979
Paramount Global, Class B	438,825	9,399,632
Pinterest, Inc., Class A *	499,730	12,548,220
ROBLOX Corp., Class A *	306,671	11,236,425
Roku, Inc. *	102,773	6,648,385
Sirius XM Holdings, Inc. (a)	592,658	2,601,769
Snap, Inc., Class A *	852,072	8,648,531
Take-Two Interactive Software, Inc. *	134,185	14,699,967
The Interpublic Group of Cos., Inc.	330,022	11,728,982
The Trade Desk, Inc., Class A *	377,971	21,151,257
The Walt Disney Co. *	1,547,005	154,097,168
Warner Bros Discovery, Inc. *	1,875,369	29,293,264
ZoomInfo Technologies, Inc. *	231,291	5,590,303
		1,941,094,437

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	1,500,734	230,962,963
Agilent Technologies, Inc.	251,281	35,674,364
Alnylam Pharmaceuticals, Inc. *	104,460	19,998,867
See financial notes
64Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amgen, Inc.	452,841	104,905,146
Avantor, Inc. *	573,013	13,964,327
Biogen, Inc. *	122,257	32,992,274
Biohaven Ltd. *	54,269	829,230
BioMarin Pharmaceutical, Inc. *	158,062	15,741,395
Bio-Rad Laboratories, Inc., Class A *	18,303	8,745,905
Bio-Techne Corp.	133,834	9,721,702
Bristol-Myers Squibb Co.	1,804,350	124,427,976
Bruker Corp.	84,701	5,837,593
Catalent, Inc. *	152,098	10,376,125
Charles River Laboratories International, Inc. *	43,168	9,468,469
Danaher Corp.	556,057	137,640,789
Elanco Animal Health, Inc. *	375,870	4,311,229
Eli Lilly & Co.	669,246	208,282,740
Exact Sciences Corp. *	150,699	9,393,069
Gilead Sciences, Inc.	1,064,610	85,733,043
Horizon Therapeutics plc *	192,547	21,081,971
Illumina, Inc. *	133,446	26,582,443
Incyte Corp. *	156,629	12,057,300
IQVIA Holdings, Inc. *	157,650	32,865,295
Jazz Pharmaceuticals plc *	53,349	7,490,200
Johnson & Johnson	2,218,664	340,032,445
Karuna Therapeutics, Inc. *	23,201	4,626,743
Merck & Co., Inc.	2,151,411	228,565,905
Mettler-Toledo International, Inc. *	18,902	27,099,986
Moderna, Inc. *	280,428	38,926,211
Neurocrine Biosciences, Inc. *	81,268	8,378,731
Organon & Co.	216,509	5,302,305
PerkinElmer, Inc.	107,087	13,339,828
Pfizer, Inc.	4,763,642	193,260,956
Regeneron Pharmaceuticals, Inc. *	90,922	69,138,907
Repligen Corp. *	43,732	7,625,549
Royalty Pharma plc, Class A	315,105	11,296,514
Sarepta Therapeutics, Inc. *	74,224	9,064,977
Seagen, Inc. *	116,801	20,987,972
Syneos Health, Inc. *	86,478	3,478,145
Thermo Fisher Scientific, Inc.	332,858	180,329,150
United Therapeutics Corp. *	38,593	9,495,422
Vertex Pharmaceuticals, Inc. *	217,963	63,272,479
Viatris, Inc.	1,029,114	11,731,900
Waters Corp. *	50,338	15,649,581
West Pharmaceutical Services, Inc.	62,799	19,909,167
Zoetis, Inc.	395,682	66,078,894
		2,516,676,182

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	126,837	18,997,646
American Homes 4 Rent, Class A	262,091	8,130,063
American Tower Corp.	395,416	78,296,322
Americold Realty Trust, Inc.	227,907	6,700,466
Apartment Income REIT Corp.	127,702	4,827,136
AvalonBay Communities, Inc.	118,731	20,483,472
Boston Properties, Inc.	121,061	7,927,074
Camden Property Trust	90,085	10,338,155
CBRE Group, Inc., Class A *	268,535	22,863,070
Crown Castle, Inc.	367,355	48,031,666
CubeSmart	189,684	8,913,251
Digital Realty Trust, Inc.	244,018	25,433,996
Equinix, Inc.	78,488	54,020,936
Equity LifeStyle Properties, Inc.	148,599	10,180,517
Equity Residential	288,859	18,059,465
Essex Property Trust, Inc.	54,831	12,504,758
Extra Space Storage, Inc.	113,765	18,731,407
Federal Realty Investment Trust	62,152	6,636,591
Gaming & Leisure Properties, Inc.	219,004	11,799,935
Healthcare Realty Trust, Inc.	321,104	6,261,528
SECURITY	NUMBER OF SHARES	VALUE ($)
Healthpeak Properties, Inc.	455,259	10,953,532
Host Hotels & Resorts, Inc.	609,086	10,232,645
Invitation Homes, Inc.	492,203	15,386,266
Iron Mountain, Inc.	246,888	13,023,342
Jones Lang LaSalle, Inc. *	40,384	7,045,393
Kilroy Realty Corp.	89,593	3,227,140
Kimco Realty Corp.	522,512	10,768,972
Lamar Advertising Co., Class A	73,726	7,708,791
Life Storage, Inc.	71,773	8,650,082
Medical Properties Trust, Inc.	504,055	5,191,766
Mid-America Apartment Communities, Inc.	98,440	15,760,244
National Retail Properties, Inc.	150,943	6,840,737
Omega Healthcare Investors, Inc.	198,909	5,328,772
Prologis, Inc.	783,863	96,728,694
Public Storage	134,159	40,106,833
Realty Income Corp.	532,528	34,055,166
Regency Centers Corp.	131,460	8,268,834
Rexford Industrial Realty, Inc.	155,071	9,375,593
SBA Communications Corp.	91,583	23,752,051
Simon Property Group, Inc.	277,272	33,852,138
Sun Communities, Inc.	105,285	15,070,495
UDR, Inc.	259,805	11,130,046
Ventas, Inc.	338,692	16,477,366
VICI Properties, Inc.	817,408	27,407,690
Vornado Realty Trust	135,516	2,680,506
Welltower, Inc.	400,654	29,696,474
Weyerhaeuser Co.	624,770	19,524,062
WP Carey, Inc.	176,244	14,303,963
Zillow Group, Inc., Class A *	49,236	2,035,909
Zillow Group, Inc., Class C *	137,682	5,782,644
		909,503,600

Retailing 5.3%
Advance Auto Parts, Inc.	51,121	7,410,500
Amazon.com, Inc. *	7,532,311	709,769,666
AutoZone, Inc. *	16,107	40,050,700
Bath & Body Works, Inc.	194,195	7,936,750
Best Buy Co., Inc.	170,122	14,138,839
Burlington Stores, Inc. *	55,769	11,948,508
CarMax, Inc. *	134,120	9,259,645
Carvana Co. *(a)	83,495	786,523
Dollar General Corp.	191,591	41,441,133
Dollar Tree, Inc. *	178,344	25,909,816
DoorDash, Inc., Class A *	223,784	12,232,033
eBay, Inc.	459,840	21,106,656
Etsy, Inc. *	106,656	12,949,105
Five Below, Inc. *	47,190	9,640,917
Floor & Decor Holdings, Inc., Class A *	90,416	8,301,093
GameStop Corp., Class A *(a)	213,118	4,098,259
Genuine Parts Co.	119,742	21,177,570
LKQ Corp.	215,437	12,342,386
Lowe’s Cos., Inc.	526,877	108,404,943
O'Reilly Automotive, Inc. *	53,134	44,106,533
Penske Automotive Group, Inc.	20,883	3,010,284
Pool Corp.	33,051	11,794,580
RH *	16,275	4,866,713
Ross Stores, Inc.	294,303	32,532,254
Target Corp.	390,469	65,794,027
The Home Depot, Inc.	868,897	257,662,716
The TJX Cos., Inc.	985,556	75,493,590
Tractor Supply Co.	93,525	21,815,642
Ulta Beauty, Inc. *	43,480	22,557,424
Wayfair, Inc., Class A *	66,627	2,697,727
Williams-Sonoma, Inc.	56,473	7,054,607
		1,628,291,139

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report65

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. *	1,368,700	107,552,446
Analog Devices, Inc.	436,747	80,129,972
Applied Materials, Inc.	730,482	84,845,484
Broadcom, Inc.	343,742	204,282,433
Enphase Energy, Inc. *	115,135	24,239,372
Entegris, Inc.	126,250	10,760,288
First Solar, Inc. *	83,984	14,205,054
Intel Corp.	3,504,015	87,355,094
KLA Corp.	120,388	45,672,800
Lam Research Corp.	115,701	56,231,843
Marvell Technology, Inc.	722,312	32,612,387
Microchip Technology, Inc.	466,638	37,811,677
Micron Technology, Inc.	922,879	53,360,864
Monolithic Power Systems, Inc.	37,769	18,291,149
NVIDIA Corp.	2,113,227	490,606,780
NXP Semiconductors N.V.	219,782	39,226,691
ON Semiconductor Corp. *	366,464	28,367,978
Qorvo, Inc. *	85,851	8,661,507
QUALCOMM, Inc.	951,439	117,531,260
Skyworks Solutions, Inc.	136,035	15,177,425
SolarEdge Technologies, Inc. *	47,473	15,092,616
Teradyne, Inc.	132,274	13,378,192
Texas Instruments, Inc.	770,320	132,071,364
Universal Display Corp.	37,106	5,040,850
Wolfspeed, Inc. *	105,354	7,794,089
		1,730,299,615

Software & Services 13.5%
Accenture plc, Class A	534,718	141,994,365
Adobe, Inc. *	394,591	127,827,754
Affirm Holdings, Inc. *	178,788	2,435,093
Akamai Technologies, Inc. *	133,036	9,658,414
ANSYS, Inc. *	73,829	22,415,223
AppLovin Corp., Class A *	102,886	1,388,961
Aspen Technology, Inc. *	24,703	5,237,283
Atlassian Corp., Class A *	125,855	20,681,752
Autodesk, Inc. *	183,118	36,383,715
Automatic Data Processing, Inc.	352,178	77,415,768
Bentley Systems, Inc., Class B	167,700	6,785,142
Bill Holdings, Inc. *	80,438	6,807,468
Black Knight, Inc. *	132,192	7,878,643
Block, Inc. *	455,767	34,971,002
Broadridge Financial Solutions, Inc.	99,959	14,072,228
Cadence Design Systems, Inc. *	232,793	44,915,081
Ceridian HCM Holding, Inc. *	129,969	9,478,639
Cloudflare, Inc., Class A *	242,220	14,535,622
Cognizant Technology Solutions Corp., Class A	436,106	27,313,319
Concentrix Corp.	36,039	4,931,577
Coupa Software, Inc. *(e)	64,570	5,230,170
Crowdstrike Holdings, Inc., Class A *	182,419	22,016,149
Datadog, Inc., Class A *	211,130	16,155,668
DocuSign, Inc. *	170,639	10,468,703
DXC Technology Co. *	196,829	5,460,036
Dynatrace, Inc. *	183,950	7,823,394
Elastic N.V. *	66,065	3,899,156
EPAM Systems, Inc. *	48,844	15,026,857
Fair Isaac Corp. *	21,185	14,350,507
Fidelity National Information Services, Inc.	503,469	31,904,831
Fiserv, Inc. *	539,170	62,053,075
Five9, Inc. *	59,863	3,950,958
FleetCor Technologies, Inc. *	62,391	13,400,963
Fortinet, Inc. *	550,594	32,727,307
Gartner, Inc. *	67,166	22,017,686
SECURITY	NUMBER OF SHARES	VALUE ($)
Gen Digital, Inc.	491,451	9,588,209
Genpact Ltd.	143,885	6,867,631
Global Payments, Inc.	229,828	25,786,702
GoDaddy, Inc., Class A *	132,028	9,995,840
Guidewire Software, Inc. *	69,205	4,858,883
HubSpot, Inc. *	41,302	15,978,092
International Business Machines Corp.	767,417	99,227,018
Intuit, Inc.	239,209	97,401,121
Jack Henry & Associates, Inc.	62,093	10,198,154
Manhattan Associates, Inc. *	52,851	7,597,331
Mastercard, Inc., Class A	720,336	255,928,177
Microsoft Corp.	6,326,329	1,577,912,979
MongoDB, Inc. *	58,501	12,257,130
Okta, Inc. *	128,340	9,149,359
Oracle Corp.	1,304,491	114,012,513
Palantir Technologies, Inc., Class A *	1,489,652	11,678,872
Palo Alto Networks, Inc. *	255,015	48,037,176
Paychex, Inc.	272,314	30,063,466
Paycom Software, Inc. *	41,374	11,959,568
Paylocity Holding Corp. *	34,941	6,729,986
PayPal Holdings, Inc. *	967,062	71,175,763
PTC, Inc. *	89,480	11,214,528
Roper Technologies, Inc.	89,921	38,684,014
Salesforce, Inc. *	848,723	138,859,570
ServiceNow, Inc. *	171,451	74,095,979
Snowflake, Inc., Class A *	241,990	37,358,416
Splunk, Inc. *	127,396	13,058,090
SS&C Technologies Holdings, Inc.	185,908	10,912,800
Synopsys, Inc. *	129,673	47,169,850
The Western Union Co.	325,728	4,221,435
Twilio, Inc., Class A *	148,489	9,979,946
Tyler Technologies, Inc. *	35,305	11,341,731
UiPath, Inc., Class A *	299,264	4,441,078
Unity Software, Inc. *	206,103	6,273,775
VeriSign, Inc. *	78,227	15,397,420
Visa, Inc., Class A	1,387,433	305,152,014
VMware, Inc., Class A *	176,312	19,417,241
WEX, Inc. *	36,853	7,105,627
Workday, Inc., Class A *	170,461	31,615,402
Zoom Video Communications, Inc., Class A *	188,021	14,024,486
Zscaler, Inc. *	71,335	9,355,585
		4,129,695,466

Technology Hardware & Equipment 7.9%
Amphenol Corp., Class A	504,593	39,116,049
Apple Inc.	12,690,629	1,870,725,621
Arista Networks, Inc. *	209,883	29,110,772
Arrow Electronics, Inc. *	52,425	6,185,626
CDW Corp.	115,066	23,291,660
Ciena Corp. *	125,945	6,073,068
Cisco Systems, Inc.	3,483,994	168,694,990
Cognex Corp.	146,335	6,939,206
Corning, Inc.	646,361	21,943,956
Dell Technologies, Inc., Class C	219,495	8,920,277
F5, Inc. *	50,988	7,290,264
Hewlett Packard Enterprise Co.	1,094,507	17,085,254
HP, Inc.	752,747	22,221,091
Jabil, Inc.	114,383	9,497,221
Juniper Networks, Inc.	276,181	8,500,851
Keysight Technologies, Inc. *	151,538	24,240,019
Motorola Solutions, Inc.	141,862	37,282,752
NetApp, Inc.	184,021	11,878,556
Pure Storage, Inc., Class A *	237,712	6,784,300
Seagate Technology Holdings plc	162,540	10,493,582
TD SYNNEX Corp.	35,175	3,395,091
See financial notes
66Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TE Connectivity Ltd.	270,050	34,382,766
Teledyne Technologies, Inc. *	39,715	17,080,230
Trimble, Inc. *	208,748	10,867,421
Ubiquiti, Inc.	3,680	987,344
Western Digital Corp. *	270,219	10,398,027
Zebra Technologies Corp., Class A *	43,841	13,163,260
		2,426,549,254

Telecommunication Services 1.1%
AT&T, Inc.	6,048,230	114,372,029
Liberty Global plc, Class A *	147,938	3,031,250
Liberty Global plc, Class C *	217,931	4,631,034
Lumen Technologies, Inc.	803,475	2,731,815
T-Mobile US, Inc. *	506,785	72,054,691
Verizon Communications, Inc.	3,563,735	138,308,555
		335,129,374

Transportation 1.9%
Alaska Air Group, Inc. *	107,093	5,122,258
American Airlines Group, Inc. *	551,362	8,810,765
Avis Budget Group, Inc. *	20,987	4,610,004
C.H. Robinson Worldwide, Inc.	99,641	9,960,114
CSX Corp.	1,785,603	54,443,036
Delta Air Lines, Inc. *	542,809	20,811,297
Expeditors International of Washington, Inc.	134,730	14,087,369
FedEx Corp.	203,167	41,287,598
Hertz Global Holdings, Inc. *	141,277	2,615,037
J.B. Hunt Transport Services, Inc.	70,403	12,728,158
Knight-Swift Transportation Holdings, Inc.	136,904	7,781,623
Lyft, Inc., Class A *	266,399	2,663,990
Norfolk Southern Corp.	196,276	44,126,770
Old Dominion Freight Line, Inc.	76,898	26,088,416
RXO, Inc. *	96,871	1,992,637
Southwest Airlines Co.	504,736	16,949,035
Uber Technologies, Inc. *	1,692,346	56,287,428
U-Haul Holding Co.	8,245	529,412
Union Pacific Corp.	521,964	108,192,698
United Airlines Holdings, Inc. *	278,123	14,451,271
United Parcel Service, Inc., Class B	619,641	113,078,286
XPO, Inc. *	96,829	3,230,215
		569,847,417

Utilities 2.7%
Alliant Energy Corp.	213,244	10,933,020
Ameren Corp.	219,728	18,173,703
American Electric Power Co., Inc.	435,675	38,326,330
American Water Works Co., Inc.	154,365	21,669,759
Atmos Energy Corp.	118,380	13,354,448
Avangrid, Inc.	58,982	2,302,067
CenterPoint Energy, Inc.	533,071	14,830,035
CMS Energy Corp.	246,160	14,516,055
Consolidated Edison, Inc.	301,137	26,906,591
Constellation Energy Corp.	277,636	20,792,160
Dominion Energy, Inc.	707,724	39,363,609
DTE Energy Co.	163,974	17,989,588
Duke Energy Corp.	653,483	61,597,308
Edison International	324,397	21,478,325
Entergy Corp.	172,933	17,789,618
Essential Utilities, Inc.	203,329	8,698,415
Evergy, Inc.	194,614	11,445,249
Eversource Energy	295,856	22,295,708
Exelon Corp.	844,120	34,094,007
FirstEnergy Corp.	460,462	18,206,668
SECURITY	NUMBER OF SHARES	VALUE ($)
NextEra Energy, Inc.	1,686,313	119,778,812
NiSource, Inc.	345,501	9,477,092
NRG Energy, Inc.	195,622	6,414,445
OGE Energy Corp.	168,976	6,035,823
PG&E Corp. *	1,364,313	21,310,569
Pinnacle West Capital Corp.	95,669	7,048,892
PPL Corp.	624,345	16,901,019
Public Service Enterprise Group, Inc.	423,497	25,591,924
Sempra Energy	266,902	40,024,624
The AES Corp.	566,712	13,986,452
The Southern Co.	924,150	58,276,899
UGI Corp.	178,577	6,648,422
Vistra Corp.	318,753	7,009,378
WEC Energy Group, Inc.	267,782	23,741,552
Xcel Energy, Inc.	464,623	30,000,707
		827,009,273
Total Common Stocks (Cost $22,722,873,631)		30,451,705,934

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (f)	24,997,046	24,997,046
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (f)(g)	21,862,818	21,862,818
		46,859,864
Total Short-Term Investments (Cost $46,859,864)		46,859,864
Total Investments in Securities (Cost $22,769,733,495)		30,498,565,798

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	234	46,513,350	(1,607,500)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,212,327.
(b)	Subsequent to the period ended February 28, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)
Subsequent to the period ended February 28, 2023, the Silicon Valley Bank,
N.A. was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(f)	The rate shown is the annualized 7-day yield.
(g)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report67

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2023:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/23	BALANCE OF SHARES HELD AT 2/28/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$85,808,704	$7,920,565	($2,085,000)	$746,576	$8,015,776	$100,406,621	1,288,586	$602,469

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$26,322,010,468	$—	$—	$26,322,010,468
Software & Services	4,124,465,296	—	5,230,170	4,129,695,466
Short-Term Investments[1]	46,859,864	—	—	46,859,864
Liabilities
Futures Contracts[2]	(1,607,500)	—	—	(1,607,500)
Total	$30,491,728,128	$—	$5,230,170	$30,496,958,298

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
68Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $62,872,625)		$100,406,621
Investments in securities, at value - unaffiliated (cost $22,706,860,870) including securities on loan of $21,212,327		30,398,159,177
Cash		5,230,170
Deposit with broker for futures contracts		4,367,200
Receivables:
Dividends		47,212,964
Fund shares sold		11,748,221
Income from securities on loan	+	311,064
Total assets		30,567,435,417

Liabilities
Collateral held for securities on loan		21,862,818
Payables:
Investments bought		29,341,621
Fund shares redeemed		7,048,933
Deferred dividend income		5,230,170
Management fees		722,723
Variation margin on futures contracts	+	133,288
Total liabilities		64,339,553
Net assets		$30,503,095,864

Net Assets by Source
Capital received from investors		$23,357,519,031
Total distributable earnings	+	7,145,576,833
Net assets		$30,503,095,864

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$30,503,095,864		649,100,000		$46.99

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report69

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $54,827)		$253,035,900
Dividends received from securities - affiliated		602,469
Securities on loan, net	+	1,014,150
Total investment income		254,652,519

Expenses
Management fees		4,398,327
Proxy fees[1]	+	120,435
Total expenses	–	4,518,762
Net investment income		250,133,757

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(123,233)
Net realized losses on sales of securities - unaffiliated		(278,149,746)
Net realized gains on sales of in-kind redemptions - affiliated		869,809
Net realized gains on sales of in-kind redemptions - unaffiliated		225,563,734
Net realized losses on futures contracts	+	(2,418,429)
Net realized losses		(54,257,865)
Net change in unrealized appreciation (depreciation) on securities - affiliated		8,015,776
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		245,688,523
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,695,092
Net change in unrealized appreciation (depreciation)	+	255,399,391
Net realized and unrealized gains		201,141,526
Increase in net assets resulting from operations		$451,275,283

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
70Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$250,133,757	$442,102,487
Net realized gains (losses)		(54,257,865)	1,524,137,554
Net change in unrealized appreciation (depreciation)	+	255,399,391	(6,397,356,416)
Increase (decrease) in net assets resulting from operations		$451,275,283	($4,431,116,375)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($254,266,080)	($444,552,685)

TRANSACTIONS IN FUND SHARES[1]
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		44,650,000	$1,987,523,090	76,150,000	$3,881,895,998
Shares redeemed	+	(12,850,000)	(592,322,501)	(62,450,000)	(3,130,544,574)
Net transactions in fund shares		31,800,000	$1,395,200,589	13,700,000	$751,351,424

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		617,300,000	$28,910,886,072	603,600,000	$33,035,203,708
Total increase (decrease)	+	31,800,000	1,592,209,792	13,700,000	(4,124,317,636)
End of period		649,100,000	$30,503,095,864	617,300,000	$28,910,886,072

[1]
For the period ended August 31, 2022, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10,
2022. The retroactive adjustment of the share split does not change the transaction in fund share values (see financial note 12 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report71

Schwab U.S. Large-Cap Growth ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]	9/1/18– 8/31/19[1]	9/1/17– 8/31/18[1]
Per-Share Data
Net asset value at beginning of period	$62.09	$78.35	$60.08	$42.01	$40.85	$32.78
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17	0.29	0.37	0.35	0.48	0.34
Net realized and unrealized gains (losses)	(1.72)	(16.20)	18.21	18.09	1.14	8.09
Total from investment operations	(1.55)	(15.91)	18.58	18.44	1.62	8.43
Less distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.31)	(0.37)	(0.46)	(0.36)
Net asset value at end of period	$60.37	$62.09	$78.35	$60.08	$42.01	$40.85
Total return	(2.50%)[3]	(20.37%)	31.06%	44.22%	4.09%	25.88%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4,5]	0.04%[5]	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	0.59%[4]	0.41%	0.55%	0.74%	1.21%	0.93%
Portfolio turnover rate[6]	9%[3]	6%	12%	7%	14%	5%
Net assets, end of period (x 1,000,000)	$15,022	$14,493	$16,563	$12,785	$8,108	$6,887

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022 (see financial note 12 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
72Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.4%
Tesla, Inc. *	2,476,057	509,349,685

Banks 0.2%
First Citizens BancShares, Inc., Class A	11,004	8,074,295
SVB Financial Group *(a)	54,759	15,776,615
		23,850,910

Capital Goods 2.7%
Axon Enterprise, Inc. *	61,986	12,416,416
Builders FirstSource, Inc. *	135,963	11,526,943
Carlisle Cos., Inc.	47,346	12,225,684
Deere & Co.	253,342	106,211,100
Generac Holdings, Inc. *	58,325	6,999,583
General Electric Co.	1,003,833	85,034,694
Huntington Ingalls Industries, Inc.	36,080	7,764,416
L3Harris Technologies, Inc.	176,491	37,273,134
Nordson Corp.	51,334	11,275,000
Plug Power, Inc. *	511,514	7,606,213
TransDigm Group, Inc.	47,305	35,188,770
Trex Co., Inc. *	101,832	5,206,670
United Rentals, Inc.	64,292	30,122,731
W.W. Grainger, Inc.	41,150	27,505,895
WillScot Mobile Mini Holdings Corp. *	185,076	9,512,906
		405,870,155

Commercial & Professional Services 0.7%
Cintas Corp.	78,789	34,546,613
Copart, Inc. *	396,818	27,959,796
CoStar Group, Inc. *	380,018	26,852,072
Verisk Analytics, Inc.	143,691	24,586,967
		113,945,448

Consumer Durables & Apparel 0.6%
D.R. Horton, Inc.	285,417	26,395,364
Deckers Outdoor Corp. *	24,429	10,171,014
Lululemon Athletica, Inc. *	106,722	32,998,442
NVR, Inc. *	2,862	14,806,901
		84,371,721

Consumer Services 1.7%
Airbnb, Inc., Class A *	365,274	45,030,979
Booking Holdings, Inc. *	35,773	90,291,052
Caesars Entertainment, Inc. *	194,554	9,875,561
Chipotle Mexican Grill, Inc. *	25,578	38,138,844
Domino’s Pizza, Inc.	32,566	9,574,730
DraftKings, Inc., Class A *	408,480	7,703,933
Expedia Group, Inc. *	138,428	15,084,499
SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Worldwide Holdings, Inc.	253,883	36,688,632
		252,388,230

Diversified Financials 2.4%
BlackRock, Inc.	138,622	95,570,165
Coinbase Global, Inc., Class A *(b)	146,784	9,516,007
Corebridge Financial, Inc.	69,417	1,403,612
Credit Acceptance Corp. *(b)	5,343	2,374,109
FactSet Research Systems, Inc.	34,953	14,489,766
KKR & Co., Inc.	527,866	29,745,249
LPL Financial Holdings, Inc.	73,861	18,432,751
MarketAxess Holdings, Inc.	35,318	12,059,331
Moody's Corp.	144,445	41,910,717
MSCI, Inc.	73,227	38,235,478
S&P Global, Inc.	308,292	105,189,230
		368,926,415

Energy 1.7%
Baker Hughes Co.	912,392	27,919,195
Cheniere Energy, Inc.	230,259	36,228,951
Diamondback Energy, Inc.	163,751	23,020,116
EOG Resources, Inc.	543,871	61,468,301
EQT Corp.	338,102	11,218,224
Halliburton Co.	842,209	30,513,232
Hess Corp.	255,776	34,453,027
New Fortress Energy, Inc.	43,333	1,429,556
Targa Resources Corp.	205,301	15,212,804
Texas Pacific Land Corp.	5,707	10,159,544
		251,622,950

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	408,129	197,607,899

Food, Beverage & Tobacco 0.3%
Monster Beverage Corp. *	353,504	35,972,567
Post Holdings, Inc. *	48,163	4,332,743
		40,305,310

Health Care Equipment & Services 7.6%
agilon health, Inc. *	182,125	3,862,871
Align Technology, Inc. *	67,776	20,976,672
Centene Corp. *	524,709	35,890,096
Chemed Corp.	13,142	6,854,604
DexCom, Inc. *	357,294	39,663,207
Edwards Lifesciences Corp. *	568,387	45,721,050
Elevance Health, Inc.	220,482	103,553,781
GE HealthCare, Inc. *	334,410	25,415,160
Guardant Health, Inc. *	93,215	2,879,411
Humana, Inc.	116,267	57,554,490
IDEXX Laboratories, Inc. *	76,463	36,185,350
Insulet Corp. *	63,475	17,541,951
Intuitive Surgical, Inc. *	327,228	75,062,831
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report73

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Masimo Corp. *	43,508	7,279,324
McKesson Corp.	131,659	46,055,635
Molina Healthcare, Inc. *	54,139	14,906,091
Novocure Ltd. *	81,955	6,308,076
Oak Street Health, Inc. *	105,927	3,749,816
Penumbra, Inc. *	36,183	9,407,218
R1 RCM, Inc. *	124,052	1,761,538
ResMed, Inc.	135,677	28,899,201
Shockwave Medical, Inc. *	33,171	6,310,451
Teladoc Health, Inc. *	148,667	3,938,189
Teleflex, Inc.	42,156	10,042,824
The Cigna Group	282,345	82,472,975
The Cooper Cos., Inc.	44,837	14,660,354
UnitedHealth Group, Inc.	861,538	410,040,396
Veeva Systems, Inc., Class A *	130,761	21,661,867
		1,138,655,429

Household & Personal Products 0.3%
Olaplex Holdings, Inc. *	67,019	329,734
The Estee Lauder Cos., Inc., Class A	213,005	51,770,865
		52,100,599

Insurance 0.2%
Markel Corp. *	12,342	16,413,132
RenaissanceRe Holdings Ltd.	40,208	8,640,699
		25,053,831

Materials 2.1%
Albemarle Corp.	107,238	27,271,696
Cleveland-Cliffs, Inc. *	483,150	10,305,590
Corteva, Inc.	659,972	41,109,656
Linde plc	457,082	159,233,656
Martin Marietta Materials, Inc.	56,375	20,287,671
The Sherwin-Williams Co.	216,552	47,933,785
Westlake Corp.	32,534	3,876,101
		310,018,155

Media & Entertainment 10.5%
Alphabet, Inc., Class A *	5,493,600	494,753,616
Alphabet, Inc., Class C *	4,868,184	439,597,015
Cable One, Inc.	4,481	3,094,623
Charter Communications, Inc., Class A *	100,563	36,967,964
Liberty Broadband Corp., Class A *	21,237	1,841,885
Liberty Broadband Corp., Class C *	110,168	9,548,261
Live Nation Entertainment, Inc. *	136,128	9,809,384
Meta Platforms, Inc., Class A *	2,075,539	363,094,793
Netflix, Inc. *	409,734	131,987,613
Pinterest, Inc., Class A *	550,403	13,820,619
ROBLOX Corp., Class A *	341,357	12,507,321
Roku, Inc. *	112,511	7,278,337
Snap, Inc., Class A *	944,515	9,586,827
Take-Two Interactive Software, Inc. *	147,239	16,130,033
The Trade Desk, Inc., Class A *	414,947	23,220,434
ZoomInfo Technologies, Inc. *	256,577	6,201,466
		1,579,440,191

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Alnylam Pharmaceuticals, Inc. *	113,193	21,670,800
Avantor, Inc. *	619,449	15,095,972
Biohaven Ltd. *	58,832	898,953
BioMarin Pharmaceutical, Inc. *	175,122	17,440,400
Bio-Rad Laboratories, Inc., Class A *	19,778	9,450,719
SECURITY	NUMBER OF SHARES	VALUE ($)
Bio-Techne Corp.	148,699	10,801,495
Catalent, Inc. *	164,905	11,249,819
Charles River Laboratories International, Inc. *	46,572	10,215,102
Danaher Corp.	603,841	149,468,763
Eli Lilly & Co.	727,648	226,458,610
Exact Sciences Corp. *	163,365	10,182,540
Horizon Therapeutics plc *	209,475	22,935,418
Illumina, Inc. *	144,838	28,851,730
Incyte Corp. *	174,072	13,400,063
IQVIA Holdings, Inc. *	171,702	35,794,716
Jazz Pharmaceuticals plc *	57,652	8,094,341
Karuna Therapeutics, Inc. *	25,246	5,034,557
Mettler-Toledo International, Inc. *	20,636	29,586,040
Moderna, Inc. *	304,949	42,329,971
Neurocrine Biosciences, Inc. *	87,944	9,067,026
PerkinElmer, Inc.	115,799	14,425,081
Regeneron Pharmaceuticals, Inc. *	98,436	74,852,703
Repligen Corp. *	47,506	8,283,621
Sarepta Therapeutics, Inc. *	80,728	9,859,311
Seagen, Inc. *	129,610	23,289,621
Syneos Health, Inc. *	90,969	3,658,773
Thermo Fisher Scientific, Inc.	361,062	195,608,949
United Therapeutics Corp. *	41,668	10,251,995
Vertex Pharmaceuticals, Inc. *	236,133	68,547,049
Waters Corp. *	54,872	17,059,156
West Pharmaceutical Services, Inc.	67,854	21,511,754
Zoetis, Inc.	429,407	71,710,969
		1,197,086,017

Real Estate 1.2%
American Tower Corp.	428,587	84,864,512
Equinix, Inc.	85,141	58,599,996
Rexford Industrial Realty, Inc.	166,234	10,050,508
SBA Communications Corp.	99,548	25,817,774
Zillow Group, Inc., Class A *	66,287	2,740,967
Zillow Group, Inc., Class C *	149,993	6,299,706
		188,373,463

Retailing 6.7%
Amazon.com, Inc. *	8,170,410	769,897,734
AutoZone, Inc. *	17,620	43,812,835
Carvana Co. *(b)	96,476	908,804
Dollar General Corp.	208,179	45,029,118
DoorDash, Inc., Class A *	243,672	13,319,111
Etsy, Inc. *	117,662	14,285,343
Five Below, Inc. *	51,392	10,499,386
Floor & Decor Holdings, Inc., Class A *	98,259	9,021,159
O'Reilly Automotive, Inc. *	57,717	47,910,882
Pool Corp.	36,653	13,079,989
RH *	17,827	5,330,808
Ulta Beauty, Inc. *	47,260	24,518,488
Wayfair, Inc., Class A *	76,102	3,081,370
		1,000,695,027

Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc. *	1,485,634	116,741,120
Broadcom, Inc.	373,931	222,223,454
Enphase Energy, Inc. *	125,053	26,327,408
KLA Corp.	130,125	49,366,823
Lam Research Corp.	126,014	61,244,064
Monolithic Power Systems, Inc.	40,810	19,763,875
NVIDIA Corp.	2,296,452	533,144,296
ON Semiconductor Corp. *	398,401	30,840,221
Qorvo, Inc. *	96,967	9,783,001
See financial notes
74Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SolarEdge Technologies, Inc. *	52,656	16,740,396
Universal Display Corp.	37,997	5,161,892
		1,091,336,550

Software & Services 26.0%
Accenture plc, Class A	582,730	154,743,952
Adobe, Inc. *	429,395	139,102,510
Affirm Holdings, Inc. *	189,579	2,582,066
ANSYS, Inc. *	82,121	24,932,757
AppLovin Corp., Class A *	104,657	1,412,870
Atlassian Corp., Class A *	138,811	22,810,812
Autodesk, Inc. *	199,344	39,607,659
Bill Holdings, Inc. *	90,892	7,692,190
Block, Inc. *	493,145	37,839,016
Cadence Design Systems, Inc. *	252,681	48,752,272
Ceridian HCM Holding, Inc. *	139,587	10,180,080
Cloudflare, Inc., Class A *	260,860	15,654,209
Concentrix Corp.	37,591	5,143,952
Coupa Software, Inc. *(c)	69,155	5,601,555
Crowdstrike Holdings, Inc., Class A *	197,597	23,847,982
Datadog, Inc., Class A *	233,524	17,869,257
DocuSign, Inc. *	183,781	11,274,964
Dynatrace, Inc. *	196,767	8,368,501
Elastic N.V. *	69,951	4,128,508
EPAM Systems, Inc. *	52,707	16,215,309
Fair Isaac Corp. *	23,072	15,628,742
Fiserv, Inc. *	588,720	67,755,785
Five9, Inc. *	63,661	4,201,626
FleetCor Technologies, Inc. *	68,009	14,607,653
Fortinet, Inc. *	600,579	35,698,416
Gartner, Inc. *	73,456	24,079,611
GoDaddy, Inc., Class A *	142,120	10,759,905
HubSpot, Inc. *	45,878	17,748,363
Intuit, Inc.	260,103	105,908,740
Mastercard, Inc., Class A	783,270	278,287,998
Microsoft Corp.	6,869,275	1,713,334,571
MongoDB, Inc. *	62,916	13,182,160
Okta, Inc. *	138,339	9,862,187
Palo Alto Networks, Inc. *	278,766	52,511,151
Paycom Software, Inc. *	45,836	13,249,354
Paylocity Holding Corp. *	37,692	7,259,856
PayPal Holdings, Inc. *	1,052,783	77,484,829
PTC, Inc. *	97,504	12,220,176
Roper Technologies, Inc.	98,239	42,262,418
Salesforce, Inc. *	922,952	151,004,177
ServiceNow, Inc. *	185,996	80,381,891
Snowflake, Inc., Class A *	261,772	40,412,361
Splunk, Inc. *	136,836	14,025,690
Synopsys, Inc. *	141,086	51,321,443
Twilio, Inc., Class A *	158,676	10,664,614
Tyler Technologies, Inc. *	38,281	12,297,771
UiPath, Inc., Class A *	327,098	4,854,134
Unity Software, Inc. *	223,712	6,809,793
Visa, Inc., Class A	1,507,926	331,653,245
VMware, Inc., Class A *	192,658	21,217,426
WEX, Inc. *	39,605	7,636,240
Workday, Inc., Class A *	184,308	34,183,605
Zoom Video Communications, Inc., Class A *	206,248	15,384,038
Zscaler, Inc. *	77,095	10,111,009
		3,905,761,399

Technology Hardware & Equipment 14.1%
Apple Inc.	13,781,768	2,031,570,422
Arista Networks, Inc. *	229,059	31,770,484
Ciena Corp. *	139,401	6,721,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Dell Technologies, Inc., Class C	246,969	10,036,820
Pure Storage, Inc., Class A *	266,430	7,603,912
Teledyne Technologies, Inc. *	43,971	18,910,608
Ubiquiti, Inc.	4,131	1,108,347
Zebra Technologies Corp., Class A *	48,399	14,531,800
		2,122,254,309

Telecommunication Services 0.5%
T-Mobile US, Inc. *	550,844	78,319,000

Transportation 0.3%
Hertz Global Holdings, Inc. *	155,594	2,880,045
Knight-Swift Transportation Holdings, Inc.	144,182	8,195,305
Lyft, Inc., Class A *	284,603	2,846,030
Old Dominion Freight Line, Inc.	84,641	28,715,306
U-Haul Holding Co.	9,110	584,953
		43,221,639

Utilities 0.1%
Constellation Energy Corp.	301,045	22,545,260
Total Common Stocks (Cost $11,323,821,351)		15,003,099,592

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)	8,454,361	8,454,361
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)(e)	10,289,989	10,289,989
		18,744,350
Total Short-Term Investments (Cost $18,744,350)		18,744,350
Total Investments in Securities (Cost $11,342,565,701)		15,021,843,942

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 03/17/23	145	16,761,275	(279,680)

*	Non-income producing security.
(a)
Subsequent to the period ended February 28, 2023, the Silicon Valley Bank,
N.A. was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report75

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

(b)	All or a portion of this security is on loan. Securities on loan were valued at $10,071,615.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,097,338,193	$—	$—	$11,097,338,193
Software & Services	3,900,159,844	—	5,601,555	3,905,761,399
Short-Term Investments[1]	18,744,350	—	—	18,744,350
Liabilities
Futures Contracts[2]	(279,680)	—	—	(279,680)
Total	$15,015,962,707	$—	$5,601,555	$15,021,564,262

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
76Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $11,342,565,701) including securities on loan of $10,071,615		$15,021,843,942
Cash		5,601,555
Deposit with broker for futures contracts		2,613,600
Receivables:
Dividends		8,171,353
Income from securities on loan	+	19,583
Total assets		15,038,250,033

Liabilities
Collateral held for securities on loan		10,289,989
Payables:
Deferred dividend income		5,601,555
Management fees		473,327
Variation margin on futures contracts	+	26,825
Total liabilities		16,391,696
Net assets		$15,021,858,337

Net Assets by Source
Capital received from investors		$11,938,733,572
Total distributable earnings	+	3,083,124,765
Net assets		$15,021,858,337

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,021,858,337		248,850,000		$60.37

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report77

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $30,448)		$43,792,749
Securities on loan, net	+	85,613
Total investment income		43,878,362

Expenses
Management fees		2,800,137
Proxy fees[1]	+	107,298
Total expenses	–	2,907,435
Net investment income		40,970,927

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(363,516,783)
Net realized gains on sales of in-kind redemptions - unaffiliated		147,370,807
Net realized losses on futures contracts	+	(906,617)
Net realized losses		(217,052,593)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(163,367,697)
Net change in unrealized appreciation (depreciation) on futures contracts	+	538,328
Net change in unrealized appreciation (depreciation)	+	(162,829,369)
Net realized and unrealized losses		(379,881,962)
Decrease in net assets resulting from operations		($338,911,035)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
78Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$40,970,927	$64,704,339
Net realized gains (losses)		(217,052,593)	495,842,465
Net change in unrealized appreciation (depreciation)	+	(162,829,369)	(4,088,195,586)
Decrease in net assets from operations		($338,911,035)	($3,527,648,782)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($39,259,530)	($75,895,760)

TRANSACTIONS IN FUND SHARES[1]
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,750,000	$1,214,809,177	39,450,000	$2,822,393,022
Shares redeemed	+	(5,300,000)	(307,654,175)	(17,450,000)	(1,289,334,614)
Net transactions in fund shares		15,450,000	$907,155,002	22,000,000	$1,533,058,408

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		233,400,000	$14,492,873,900	211,400,000	$16,563,360,034
Total increase (decrease)	+	15,450,000	528,984,437	22,000,000	(2,070,486,134)
End of period		248,850,000	$15,021,858,337	233,400,000	$14,492,873,900

[1]
For the period ended August 31, 2022, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10,
2022. The retroactive adjustment of the share split does not change the transaction in fund share values (see financial note 12 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report79

Schwab U.S. Large-Cap Value ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$64.47	$70.68	$53.91	$55.14	$56.37	$50.65
Income (loss) from investment operations:
Net investment income (loss)[1]	0.84	1.51	1.39	1.93	1.84	1.47
Net realized and unrealized gains (losses)	2.00	(6.24)	17.05	(1.36)	(1.48)	5.63
Total from investment operations	2.84	(4.73)	18.44	0.57	0.36	7.10
Less distributions:
Distributions from net investment income	(0.87)	(1.48)	(1.67)	(1.80)	(1.59)	(1.38)
Net asset value at end of period	$66.44	$64.47	$70.68	$53.91	$55.14	$56.37
Total return	4.45%[2]	(6.78%)	34.95%	1.21%	0.70%	14.20%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3,4]	0.04%[4]	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.59%[3]	2.19%	2.22%	3.59%	3.38%	2.72%
Portfolio turnover rate[5]	5%[2]	8%	23%	19%	7%	8%
Net assets, end of period (x 1,000,000)	$9,932	$9,497	$9,927	$6,847	$5,977	$4,692

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
80Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.0%
Aptiv plc *	136,795	15,906,523
Autoliv, Inc.	39,428	3,650,244
BorgWarner, Inc.	118,292	5,947,722
Ford Motor Co.	1,995,969	24,091,346
General Motors Co.	717,755	27,805,829
Gentex Corp.	118,198	3,374,553
Harley-Davidson, Inc.	67,530	3,211,051
Lear Corp.	29,900	4,175,535
Lucid Group, Inc. *(a)	295,642	2,699,211
Rivian Automotive, Inc., Class A *	276,911	5,344,382
		96,206,396

Banks 7.0%
Bank of America Corp.	3,525,977	120,941,011
BOK Financial Corp.	14,701	1,538,901
Citigroup, Inc.	978,238	49,586,884
Citizens Financial Group, Inc.	248,888	10,393,563
Comerica, Inc.	66,248	4,643,985
Commerce Bancshares, Inc.	57,394	3,796,613
Cullen/Frost Bankers, Inc.	32,566	4,292,850
East West Bancorp, Inc.	71,259	5,430,648
Fifth Third Bancorp	346,969	12,594,975
First Horizon Corp.	271,154	6,716,485
First Republic Bank	92,495	11,377,810
Huntington Bancshares, Inc.	729,195	11,171,267
JPMorgan Chase & Co.	1,481,794	212,415,170
KeyCorp	470,597	8,607,219
M&T Bank Corp.	87,158	13,534,766
Regions Financial Corp.	472,339	11,014,946
Signature Bank (b)	31,654	3,641,793
The PNC Financial Services Group, Inc.	203,783	32,181,411
Truist Financial Corp.	670,397	31,475,139
U.S Bancorp	683,092	32,603,981
Webster Financial Corp.	87,774	4,662,555
Wells Fargo & Co.	1,924,941	90,029,491
Western Alliance Bancorp	54,939	4,078,671
Zions Bancorp NA	75,802	3,837,097
		690,567,231

Capital Goods 9.1%
3M Co.	279,275	30,089,088
A.O. Smith Corp.	64,241	4,216,137
Acuity Brands, Inc.	16,179	3,138,079
Advanced Drainage Systems, Inc.	32,238	2,860,478
AECOM	70,639	6,100,384
AGCO Corp.	31,361	4,415,942
Allegion plc	44,424	5,007,029
AMETEK, Inc.	115,917	16,409,211
Carrier Global Corp.	422,398	19,020,582
Caterpillar, Inc.	262,893	62,976,018
Cummins, Inc.	71,261	17,322,124
SECURITY	NUMBER OF SHARES	VALUE ($)
Donaldson Co., Inc.	61,605	3,896,516
Dover Corp.	70,985	10,640,652
Eaton Corp. plc	200,963	35,154,458
Emerson Electric Co.	298,548	24,692,905
Fastenal Co.	289,529	14,928,115
Ferguson plc	105,372	15,184,105
Fortive Corp.	178,572	11,903,610
Fortune Brands Innovations, Inc.	64,953	4,023,838
General Dynamics Corp.	113,737	25,921,800
Graco, Inc.	85,062	5,915,211
HEICO Corp.	20,206	3,345,507
HEICO Corp., Class A	35,083	4,566,052
Honeywell International, Inc.	339,643	65,034,842
Howmet Aerospace, Inc.	185,874	7,840,165
Hubbell, Inc.	27,125	6,823,023
IDEX Corp.	38,060	8,562,739
Illinois Tool Works, Inc.	141,178	32,917,062
Ingersoll Rand, Inc.	204,620	11,882,283
Johnson Controls International plc	347,953	21,823,612
Lennox International, Inc.	16,259	4,143,281
Lincoln Electric Holdings, Inc.	29,113	4,888,946
Lockheed Martin Corp.	117,836	55,884,901
Masco Corp.	113,997	5,976,863
Masterbrand, Inc. *	64,886	631,990
Northrop Grumman Corp.	73,099	33,925,977
Otis Worldwide Corp.	210,494	17,812,002
Owens Corning	47,307	4,626,152
PACCAR, Inc.	263,466	19,022,245
Parker-Hannifin Corp.	64,872	22,825,213
Pentair plc	83,241	4,656,502
Quanta Services, Inc.	72,227	11,657,438
Raytheon Technologies Corp.	742,656	72,847,127
Regal Rexnord Corp.	33,411	5,266,910
Rockwell Automation, Inc.	58,046	17,119,507
Sensata Technologies Holding plc	77,438	3,916,814
Snap-on, Inc.	26,815	6,668,354
Stanley Black & Decker, Inc.	74,733	6,397,892
Textron, Inc.	105,362	7,641,906
The Boeing Co. *	283,038	57,046,309
The Middleby Corp. *	27,285	4,242,545
The Toro Co.	52,634	5,812,899
Trane Technologies plc	116,269	21,506,277
Watsco, Inc.	16,847	5,133,449
Westinghouse Air Brake Technologies Corp.	92,008	9,599,195
Woodward, Inc.	30,420	3,011,580
Xylem, Inc.	91,148	9,356,342
		908,230,183

Commercial & Professional Services 0.9%
Booz Allen Hamilton Holding Corp.	66,849	6,332,606
Clarivate plc *	216,817	2,196,356
Dun & Bradstreet Holdings, Inc.	109,094	1,310,219
Equifax, Inc.	61,860	12,528,506
Jacobs Solutions, Inc.	64,391	7,694,724
Leidos Holdings, Inc.	69,013	6,699,092
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report81

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic Services, Inc.	103,719	13,372,490
Robert Half International, Inc.	54,845	4,421,604
Rollins, Inc.	117,274	4,128,045
TransUnion	97,300	6,366,339
Waste Management, Inc.	188,726	28,263,606
		93,313,587

Consumer Durables & Apparel 1.3%
Garmin Ltd.	77,531	7,608,117
Hasbro, Inc.	65,453	3,600,570
Leggett & Platt, Inc.	67,262	2,319,866
Lennar Corp., Class A	128,552	12,436,120
Lennar Corp., Class B	7,477	610,572
Mohawk Industries, Inc. *	26,754	2,751,649
Newell Brands, Inc.	189,272	2,780,406
NIKE, Inc., Class B	636,446	75,603,420
Polaris, Inc.	27,625	3,142,344
PulteGroup, Inc.	115,082	6,291,533
Tapestry, Inc.	121,757	5,297,647
Toll Brothers, Inc.	52,937	3,173,044
VF Corp.	166,421	4,130,569
Whirlpool Corp.	27,608	3,809,352
		133,555,209

Consumer Services 2.7%
ADT, Inc.	107,754	812,465
Aramark	130,475	4,801,480
Carnival Corp. *	506,060	5,374,357
Darden Restaurants, Inc.	61,795	8,836,067
Las Vegas Sands Corp. *	166,246	9,554,158
Marriott International, Inc., Class A	136,017	23,019,517
McDonald’s Corp.	369,988	97,643,533
MGM Resorts International	160,973	6,923,449
Norwegian Cruise Line Holdings Ltd. *	212,045	3,142,507
Royal Caribbean Cruises Ltd. *	110,832	7,829,172
Service Corp. International	77,745	5,250,120
Starbucks Corp.	579,906	59,202,604
Vail Resorts, Inc.	20,401	4,763,430
Wyndham Hotels & Resorts, Inc.	44,774	3,448,493
Wynn Resorts Ltd. *	52,038	5,639,358
Yum! Brands, Inc.	142,277	18,091,943
		264,332,653

Diversified Financials 8.3%
AGNC Investment Corp.	289,856	3,150,735
Ally Financial, Inc.	151,050	4,539,052
American Express Co.	302,055	52,554,549
Ameriprise Financial, Inc.	53,801	18,446,749
Annaly Capital Management, Inc.	236,399	4,888,731
Apollo Global Management, Inc.	219,505	15,562,904
Ares Management Corp., Class A	78,846	6,357,353
Berkshire Hathaway, Inc., Class B *	910,248	277,789,485
Blackstone, Inc.	354,660	32,203,128
Capital One Financial Corp.	192,898	21,041,314
Cboe Global Markets, Inc.	53,611	6,764,100
CME Group, Inc.	181,747	33,688,624
Discover Financial Services	137,895	15,444,240
Equitable Holdings, Inc.	173,958	5,465,760
Franklin Resources, Inc.	144,000	4,243,680
Intercontinental Exchange, Inc.	282,307	28,738,853
Invesco Ltd.	228,999	4,044,122
Jefferies Financial Group, Inc.	92,946	3,512,429
Morgan Stanley	666,016	64,270,544
Morningstar, Inc.	12,611	2,614,639
Nasdaq, Inc.	171,469	9,612,552
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	105,418	10,043,173
Raymond James Financial, Inc.	97,821	10,609,666
SEI Investments Co.	51,602	3,109,021
SoFi Technologies, Inc. *	413,969	2,732,195
Starwood Property Trust, Inc.	155,554	2,980,415
State Street Corp.	185,534	16,453,155
Synchrony Financial	227,432	8,121,597
T. Rowe Price Group, Inc.	112,937	12,680,566
The Bank of New York Mellon Corp.	371,648	18,909,450
The Carlyle Group, Inc.	110,077	3,786,649
The Charles Schwab Corp. (c)	768,590	59,888,533
The Goldman Sachs Group, Inc.	171,074	60,158,172
Voya Financial, Inc.	49,196	3,664,610
		828,070,745

Energy 7.2%
Antero Resources Corp. *	139,867	3,664,515
APA Corp.	162,284	6,228,460
Chesapeake Energy Corp.	54,193	4,379,336
Chevron Corp.	898,687	144,481,909
ConocoPhillips	629,505	65,059,342
Coterra Energy, Inc.	398,639	9,954,016
Devon Energy Corp.	329,979	17,792,468
Exxon Mobil Corp.	2,080,462	228,663,578
HF Sinclair Corp.	68,198	3,390,805
Kinder Morgan, Inc.	999,254	17,047,273
Marathon Oil Corp.	320,323	8,056,123
Marathon Petroleum Corp.	236,825	29,271,570
Occidental Petroleum Corp.	367,469	21,518,985
ONEOK, Inc.	225,948	14,788,297
Ovintiv, Inc.	125,381	5,362,545
Phillips 66	238,709	24,481,995
Pioneer Natural Resources Co.	120,066	24,062,427
Schlumberger Ltd.	716,248	38,111,556
The Williams Cos., Inc.	614,927	18,509,303
Valero Energy Corp.	194,740	25,653,100
Vitesse Energy, Inc. *	10,856	188,786
		710,666,389

Food & Staples Retailing 1.6%
Albertsons Cos., Inc., Class A	81,637	1,622,943
BJ's Wholesale Club Holdings, Inc. *	68,151	4,893,242
Sysco Corp.	256,027	19,091,933
The Kroger Co.	328,749	14,182,232
US Foods Holding Corp. *	103,671	3,890,773
Walgreens Boots Alliance, Inc.	362,412	12,876,498
Walmart, Inc.	713,014	101,340,680
		157,898,301

Food, Beverage & Tobacco 6.1%
Altria Group, Inc.	905,402	42,037,815
Archer-Daniels-Midland Co.	277,606	22,097,438
Brown-Forman Corp., Class A	28,081	1,823,019
Brown-Forman Corp., Class B	92,378	5,992,561
Bunge Ltd.	75,600	7,219,800
Campbell Soup Co.	101,212	5,315,654
Conagra Brands, Inc.	242,012	8,811,657
Constellation Brands, Inc., Class A	82,030	18,350,111
Darling Ingredients, Inc. *	81,082	5,130,058
General Mills, Inc.	299,954	23,849,343
Hormel Foods Corp.	146,193	6,488,045
Kellogg Co.	129,493	8,538,768
Keurig Dr Pepper, Inc.	429,583	14,842,093
Lamb Weston Holdings, Inc.	72,634	7,309,886
See financial notes
82Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
McCormick & Co., Inc. Non Voting Shares	126,703	9,416,567
Molson Coors Beverage Co., Class B	95,202	5,063,794
Mondelez International, Inc., Class A	689,734	44,956,862
PepsiCo, Inc.	695,980	120,773,409
Philip Morris International, Inc.	783,082	76,193,879
The Coca-Cola Co.	1,966,112	117,003,325
The Hershey Co.	74,272	17,700,503
The J.M. Smucker Co.	53,756	7,949,975
The Kraft Heinz Co.	402,379	15,668,638
Tyson Foods, Inc., Class A	146,510	8,679,252
		601,212,452

Health Care Equipment & Services 4.5%
Abbott Laboratories	880,852	89,600,265
AmerisourceBergen Corp.	81,765	12,719,363
Baxter International, Inc.	254,711	10,175,704
Becton Dickinson & Co.	144,082	33,794,433
Boston Scientific Corp. *	723,559	33,804,677
Cardinal Health, Inc.	132,529	10,033,771
CVS Health Corp.	663,768	55,451,179
DaVita, Inc. *	27,949	2,299,085
Dentsply Sirona, Inc.	108,347	4,124,770
Encompass Health Corp.	50,640	2,862,173
HCA Healthcare, Inc.	107,113	26,076,660
Henry Schein, Inc. *	68,482	5,362,825
Hologic, Inc. *	126,219	10,052,081
Laboratory Corp. of America Holdings	44,806	10,724,764
Medtronic plc	671,527	55,602,436
Quest Diagnostics, Inc.	57,443	7,947,813
STERIS plc	50,373	9,471,635
Stryker Corp.	170,171	44,734,553
Universal Health Services, Inc., Class B	32,470	4,337,018
Zimmer Biomet Holdings, Inc.	105,938	13,122,540
		442,297,745

Household & Personal Products 2.4%
Church & Dwight Co., Inc.	123,357	10,334,849
Colgate-Palmolive Co.	421,954	30,929,228
Kimberly-Clark Corp.	170,371	21,304,894
Reynolds Consumer Products, Inc.	27,794	762,667
The Clorox Co.	62,233	9,673,498
The Procter & Gamble Co.	1,197,192	164,685,732
		237,690,868

Insurance 4.3%
Aflac, Inc.	285,746	19,473,590
American Financial Group, Inc.	35,334	4,738,643
American International Group, Inc.	375,426	22,942,283
Aon plc, Class A	104,504	31,774,441
Arch Capital Group Ltd. *	186,848	13,079,360
Arthur J. Gallagher & Co.	106,539	19,960,082
Assurant, Inc.	26,776	3,410,995
Brown & Brown, Inc.	118,668	6,653,715
Chubb Ltd.	209,653	44,240,976
Cincinnati Financial Corp.	79,280	9,569,096
CNA Financial Corp.	13,805	604,383
Erie Indemnity Co., Class A	12,543	2,952,497
Everest Re Group Ltd.	19,812	7,607,214
F&G Annuities & Life, Inc.	9,435	192,191
Fidelity National Financial, Inc.	137,459	5,479,116
Globe Life, Inc.	45,574	5,545,900
Lincoln National Corp.	77,980	2,473,526
Loews Corp.	99,508	6,078,944
Marsh & McLennan Cos., Inc.	250,597	40,631,797
SECURITY	NUMBER OF SHARES	VALUE ($)
MetLife, Inc.	333,037	23,888,744
Old Republic International Corp.	143,143	3,774,681
Principal Financial Group, Inc.	115,049	10,303,788
Prudential Financial, Inc.	185,995	18,599,500
Reinsurance Group of America, Inc.	33,761	4,877,452
The Allstate Corp.	134,012	17,258,065
The Hartford Financial Services Group, Inc.	160,683	12,578,265
The Progressive Corp.	295,578	42,421,354
The Travelers Cos., Inc.	118,436	21,924,872
W.R. Berkley Corp.	103,165	6,828,491
Willis Towers Watson plc	54,660	12,810,117
		422,674,078

Materials 3.5%
Air Products and Chemicals, Inc.	112,051	32,044,345
Alcoa Corp.	89,559	4,383,018
Amcor plc	753,531	8,394,335
AptarGroup, Inc.	33,113	3,864,949
Avery Dennison Corp.	40,854	7,443,190
Axalta Coating Systems Ltd. *	111,949	3,336,080
Ball Corp.	158,451	8,906,531
Berry Global Group, Inc.	63,392	3,936,643
Celanese Corp.	50,406	5,858,689
CF Industries Holdings, Inc.	98,978	8,501,220
Crown Holdings, Inc.	60,588	5,241,468
Dow, Inc.	355,374	20,327,393
DuPont de Nemours, Inc.	250,953	18,327,098
Eastman Chemical Co.	60,643	5,166,784
Ecolab, Inc.	125,175	19,949,140
FMC Corp.	63,548	8,207,224
Freeport-McMoRan, Inc.	722,257	29,590,869
International Flavors & Fragrances, Inc.	128,767	12,001,084
International Paper Co.	179,549	6,533,788
LyondellBasell Industries N.V., Class A	128,383	12,323,484
Newmont Corp.	400,931	17,484,601
Nucor Corp.	129,553	21,692,354
Packaging Corp. of America	46,739	6,390,156
PPG Industries, Inc.	118,843	15,694,407
Reliance Steel & Aluminum Co.	29,666	7,352,421
Royal Gold, Inc.	33,250	3,949,768
RPM International, Inc.	65,245	5,782,664
Sealed Air Corp.	73,195	3,558,741
Sonoco Products Co.	49,014	2,894,767
Steel Dynamics, Inc.	84,368	10,639,649
The Mosaic Co.	171,806	9,138,361
Vulcan Materials Co.	67,143	12,146,840
Westrock Co.	128,839	4,045,545
		345,107,606

Media & Entertainment 2.9%
Activision Blizzard, Inc.	359,955	27,446,569
AMC Entertainment Holdings, Inc., Class A *(a)	259,945	1,856,007
Comcast Corp., Class A	2,179,407	81,008,558
DISH Network Corp., Class A *	126,557	1,444,015
Electronic Arts, Inc.	132,573	14,707,649
Fox Corp., Class A	152,514	5,341,040
Fox Corp., Class B	70,770	2,282,333
IAC, Inc. *	39,420	2,047,475
Liberty Media Corp. - Liberty Formula One, Class A *	12,057	732,583
Liberty Media Corp. - Liberty Formula One, Class C *	104,305	7,079,180
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report83

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty SiriusXM, Class A *	37,485	1,214,139
Liberty Media Corp. - Liberty SiriusXM, Class C *	77,021	2,481,617
Match Group, Inc. *	140,956	5,838,398
News Corp., Class A	193,335	3,315,695
News Corp., Class B	59,052	1,019,238
Omnicom Group, Inc.	102,899	9,319,562
Paramount Global, Class A (a)	5,789	142,294
Paramount Global, Class B	254,882	5,459,573
Sirius XM Holdings, Inc. (a)	352,452	1,547,264
The Interpublic Group of Cos., Inc.	196,580	6,986,453
The Walt Disney Co. *	921,087	91,749,476
Warner Bros Discovery, Inc. *	1,117,373	17,453,366
		290,472,484

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	893,451	137,502,109
Agilent Technologies, Inc.	149,636	21,243,823
Amgen, Inc.	269,553	62,444,648
Biogen, Inc. *	72,762	19,635,553
Bristol-Myers Squibb Co.	1,074,176	74,075,177
Bruker Corp.	50,629	3,489,351
Elanco Animal Health, Inc. *	224,127	2,570,737
Gilead Sciences, Inc.	633,653	51,028,076
Johnson & Johnson	1,320,828	202,430,099
Merck & Co., Inc.	1,280,869	136,079,523
Organon & Co.	127,908	3,132,467
Pfizer, Inc.	2,835,911	115,052,909
Royalty Pharma plc, Class A	186,979	6,703,197
Viatris, Inc.	612,021	6,977,039
		842,364,708

Real Estate 4.4%
Alexandria Real Estate Equities, Inc.	75,453	11,301,350
American Homes 4 Rent, Class A	155,190	4,813,994
Americold Realty Trust, Inc.	136,498	4,013,041
Apartment Income REIT Corp.	75,308	2,846,642
AvalonBay Communities, Inc.	70,677	12,193,196
Boston Properties, Inc.	72,158	4,724,906
Camden Property Trust	53,927	6,188,663
CBRE Group, Inc., Class A *	159,699	13,596,773
Crown Castle, Inc.	218,839	28,613,199
CubeSmart	113,588	5,337,500
Digital Realty Trust, Inc.	145,373	15,152,228
Equity LifeStyle Properties, Inc.	88,447	6,059,504
Equity Residential	171,942	10,749,814
Essex Property Trust, Inc.	32,762	7,471,702
Extra Space Storage, Inc.	67,716	11,149,439
Federal Realty Investment Trust	37,009	3,951,821
Gaming & Leisure Properties, Inc.	129,992	7,003,969
Healthcare Realty Trust, Inc.	191,474	3,733,743
Healthpeak Properties, Inc.	271,402	6,529,932
Host Hotels & Resorts, Inc.	361,218	6,068,462
Invitation Homes, Inc.	292,990	9,158,867
Iron Mountain, Inc.	146,666	7,736,631
Jones Lang LaSalle, Inc. *	23,991	4,185,470
Kilroy Realty Corp.	52,875	1,904,558
Kimco Realty Corp.	312,675	6,444,232
Lamar Advertising Co., Class A	44,117	4,612,874
Life Storage, Inc.	42,970	5,178,744
Medical Properties Trust, Inc.	301,929	3,109,869
Mid-America Apartment Communities, Inc.	58,254	9,326,465
National Retail Properties, Inc.	90,423	4,097,970
Omega Healthcare Investors, Inc.	117,835	3,156,800
SECURITY	NUMBER OF SHARES	VALUE ($)
Prologis, Inc.	466,396	57,553,266
Public Storage	79,882	23,880,724
Realty Income Corp.	316,611	20,247,273
Regency Centers Corp.	77,883	4,898,841
Simon Property Group, Inc.	165,168	20,165,361
Sun Communities, Inc.	62,505	8,946,966
UDR, Inc.	154,589	6,622,593
Ventas, Inc.	202,122	9,833,235
VICI Properties, Inc.	486,779	16,321,700
Vornado Realty Trust	80,984	1,601,864
Welltower, Inc.	238,746	17,695,854
Weyerhaeuser Co.	371,606	11,612,687
WP Carey, Inc.	104,911	8,514,577
		438,307,299

Retailing 4.2%
Advance Auto Parts, Inc.	30,279	4,389,244
Bath & Body Works, Inc.	115,641	4,726,248
Best Buy Co., Inc.	101,072	8,400,094
Burlington Stores, Inc. *	33,062	7,083,534
CarMax, Inc. *	79,727	5,504,352
Dollar Tree, Inc. *	106,304	15,443,845
eBay, Inc.	274,129	12,582,521
GameStop Corp., Class A *(a)	127,090	2,443,941
Genuine Parts Co.	71,168	12,586,772
LKQ Corp.	128,117	7,339,823
Lowe’s Cos., Inc.	313,620	64,527,315
Penske Automotive Group, Inc.	12,531	1,806,344
Ross Stores, Inc.	175,285	19,376,004
Target Corp.	232,591	39,191,583
The Home Depot, Inc.	517,193	153,368,412
The TJX Cos., Inc.	586,597	44,933,330
Tractor Supply Co.	55,850	13,027,571
Williams-Sonoma, Inc.	33,765	4,217,924
		420,948,857

Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc.	259,839	47,672,661
Applied Materials, Inc.	434,679	50,487,966
Entegris, Inc.	75,318	6,419,353
First Solar, Inc. *	50,022	8,460,721
Intel Corp.	2,084,943	51,977,629
Marvell Technology, Inc.	431,087	19,463,578
Microchip Technology, Inc.	277,912	22,519,210
Micron Technology, Inc.	549,244	31,757,288
NXP Semiconductors N.V.	130,992	23,379,452
QUALCOMM, Inc.	566,350	69,961,216
Skyworks Solutions, Inc.	80,960	9,032,707
Teradyne, Inc.	78,536	7,943,131
Texas Instruments, Inc.	458,454	78,601,938
Wolfspeed, Inc. *	62,805	4,646,314
		432,323,164

Software & Services 3.2%
Akamai Technologies, Inc. *	79,391	5,763,787
Aspen Technology, Inc. *	14,637	3,103,190
Automatic Data Processing, Inc.	209,609	46,076,250
Bentley Systems, Inc., Class B	99,583	4,029,128
Black Knight, Inc. *	78,992	4,707,923
Broadridge Financial Solutions, Inc.	59,370	8,358,109
Cognizant Technology Solutions Corp., Class A	259,780	16,270,022
DXC Technology Co. *	116,692	3,237,036
Fidelity National Information Services, Inc.	299,655	18,989,137
See financial notes
84Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gen Digital, Inc.	292,750	5,711,553
Genpact Ltd.	85,134	4,063,446
Global Payments, Inc.	136,497	15,314,963
Guidewire Software, Inc. *	41,158	2,889,703
International Business Machines Corp.	456,771	59,060,490
Jack Henry & Associates, Inc.	36,839	6,050,437
Manhattan Associates, Inc. *	31,415	4,515,906
Oracle Corp.	776,472	67,863,653
Palantir Technologies, Inc., Class A *	889,377	6,972,716
Paychex, Inc.	162,152	17,901,581
SS&C Technologies Holdings, Inc.	110,673	6,496,505
The Western Union Co.	193,995	2,514,175
VeriSign, Inc. *	46,665	9,185,072
		319,074,782

Technology Hardware & Equipment 2.8%
Amphenol Corp., Class A	300,689	23,309,411
Arrow Electronics, Inc. *	31,144	3,674,681
CDW Corp.	68,388	13,843,099
Cisco Systems, Inc.	2,074,191	100,432,328
Cognex Corp.	87,181	4,134,123
Corning, Inc.	384,350	13,048,682
F5, Inc. *	30,288	4,330,578
Hewlett Packard Enterprise Co.	650,338	10,151,776
HP, Inc.	447,036	13,196,503
Jabil, Inc.	68,072	5,652,018
Juniper Networks, Inc.	164,038	5,049,090
Keysight Technologies, Inc. *	90,400	14,460,384
Motorola Solutions, Inc.	84,505	22,208,759
NetApp, Inc.	109,721	7,082,491
Seagate Technology Holdings plc	96,929	6,257,736
TD SYNNEX Corp.	21,186	2,044,873
TE Connectivity Ltd.	160,715	20,462,234
Trimble, Inc. *	124,584	6,485,843
Western Digital Corp. *	160,329	6,169,460
		281,994,069

Telecommunication Services 1.6%
AT&T, Inc.	3,600,712	68,089,464
Liberty Global plc, Class A *	86,970	1,782,015
Liberty Global plc, Class C *	129,595	2,753,894
Lumen Technologies, Inc.	479,280	1,629,552
Verizon Communications, Inc.	2,121,818	82,347,757
		156,602,682

Transportation 3.2%
Alaska Air Group, Inc. *	63,748	3,049,067
American Airlines Group, Inc. *	328,857	5,255,135
Avis Budget Group, Inc. *	12,509	2,747,727
C.H. Robinson Worldwide, Inc.	59,492	5,946,820
CSX Corp.	1,062,220	32,387,088
Delta Air Lines, Inc. *	323,992	12,421,853
Expeditors International of Washington, Inc.	80,288	8,394,913
FedEx Corp.	120,969	24,583,320
J.B. Hunt Transport Services, Inc.	41,912	7,577,271
Norfolk Southern Corp.	117,009	26,305,963
RXO, Inc. *	57,868	1,190,345
Southwest Airlines Co.	300,088	10,076,955
Uber Technologies, Inc. *	1,007,741	33,517,466
Union Pacific Corp.	310,597	64,380,546
United Airlines Holdings, Inc. *	164,951	8,570,854
United Parcel Service, Inc., Class B	368,706	67,285,158
SECURITY	NUMBER OF SHARES	VALUE ($)
XPO, Inc. *	57,849	1,929,843
		315,620,324

Utilities 4.8%
Alliant Energy Corp.	126,764	6,499,190
Ameren Corp.	130,619	10,803,498
American Electric Power Co., Inc.	259,620	22,838,771
American Water Works Co., Inc.	91,796	12,886,322
Atmos Energy Corp.	70,590	7,963,258
Avangrid, Inc.	35,491	1,385,214
CenterPoint Energy, Inc.	318,377	8,857,248
CMS Energy Corp.	146,344	8,629,906
Consolidated Edison, Inc.	179,311	16,021,438
Dominion Energy, Inc.	420,931	23,412,182
DTE Energy Co.	97,907	10,741,377
Duke Energy Corp.	388,936	36,661,107
Edison International	192,832	12,767,407
Entergy Corp.	102,830	10,578,122
Essential Utilities, Inc.	120,661	5,161,878
Evergy, Inc.	115,903	6,816,255
Eversource Energy	175,807	13,248,816
Exelon Corp.	502,320	20,288,705
FirstEnergy Corp.	274,481	10,852,979
NextEra Energy, Inc.	1,003,881	71,305,667
NiSource, Inc.	205,373	5,633,381
NRG Energy, Inc.	116,675	3,825,773
OGE Energy Corp.	100,775	3,599,683
PG&E Corp. *	812,985	12,698,826
Pinnacle West Capital Corp.	57,253	4,218,401
PPL Corp.	372,167	10,074,561
Public Service Enterprise Group, Inc.	252,220	15,241,655
Sempra Energy	158,775	23,809,899
The AES Corp.	336,855	8,313,581
The Southern Co.	549,932	34,678,712
UGI Corp.	106,097	3,949,991
Vistra Corp.	189,389	4,164,664
WEC Energy Group, Inc.	159,486	14,140,029
Xcel Energy, Inc.	276,595	17,859,739
		479,928,235
Total Common Stocks (Cost $8,405,058,259)		9,909,460,047

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)	8,881,022	8,881,022
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)(e)	7,536,929	7,536,929
		16,417,951
Total Short-Term Investments (Cost $16,417,951)		16,417,951
Total Investments in Securities (Cost $8,421,476,210)		9,925,877,998

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report85

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 03/17/23	293	22,206,470	(610,463)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,174,623.
(b)	Subsequent to the period ended February 28, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2023:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/23	BALANCE OF SHARES HELD AT 2/28/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Diversified Financials 0.6%
The Charles Schwab Corp.	$50,567,555	$6,472,620	($2,414,382)	$692,931	$4,569,809	$59,888,533	768,590	$361,010

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,909,460,047	$—	$—	$9,909,460,047
Short-Term Investments[1]	16,417,951	—	—	16,417,951
Liabilities
Futures Contracts[2]	(610,463)	—	—	(610,463)
Total	$9,925,267,535	$—	$—	$9,925,267,535

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
86Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $39,679,752)		$59,888,533
Investments in securities, at value - unaffiliated (cost $8,381,796,458) including securities on loan of $7,174,623		9,865,989,465
Deposit with broker for futures contracts		1,777,500
Receivables:
Dividends		23,651,813
Income from securities on loan	+	173,134
Total assets		9,951,480,445

Liabilities
Collateral held for securities on loan		7,536,929
Payables:
Investments bought		11,162,381
Management fees		313,933
Variation margin on futures contracts	+	57,794
Total liabilities		19,071,037
Net assets		$9,932,409,408

Net Assets by Source
Capital received from investors		$8,685,569,720
Total distributable earnings	+	1,246,839,688
Net assets		$9,932,409,408

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,932,409,408		149,500,000		$66.44

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report87

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $16,789)		$127,125,120
Dividends received from securities - affiliated		361,010
Securities on loan, net	+	555,637
Total investment income		128,041,767

Expenses
Management fees		1,946,692
Proxy fees[1]	+	100,581
Total expenses	–	2,047,273
Net investment income		125,994,494

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(109,456)
Net realized losses on sales of securities - unaffiliated		(53,926,435)
Net realized gains on sales of in-kind redemptions - affiliated		802,387
Net realized gains on sales of in-kind redemptions - unaffiliated		264,560,038
Net realized losses on futures contracts	+	(35,527)
Net realized gains		211,291,007
Net change in unrealized appreciation (depreciation) on securities - affiliated		4,569,809
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		82,082,920
Net change in unrealized appreciation (depreciation) on futures contracts	+	220,188
Net change in unrealized appreciation (depreciation)	+	86,872,917
Net realized and unrealized gains		298,163,924
Increase in net assets resulting from operations		$424,158,418

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
88Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$125,994,494	$218,601,748
Net realized gains		211,291,007	218,299,902
Net change in unrealized appreciation (depreciation)	+	86,872,917	(1,143,915,305)
Increase (decrease) in net assets resulting from operations		$424,158,418	($707,013,655)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($129,024,075)	($212,274,805)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,950,000	$767,343,894	16,400,000	$1,137,605,009
Shares redeemed	+	(9,750,000)	(627,085,481)	(9,550,000)	(648,175,061)
Net transactions in fund shares		2,200,000	$140,258,413	6,850,000	$489,429,948

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		147,300,000	$9,497,016,652	140,450,000	$9,926,875,164
Total increase (decrease)	+	2,200,000	435,392,756	6,850,000	(429,858,512)
End of period		149,500,000	$9,932,409,408	147,300,000	$9,497,016,652
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report89

Schwab U.S. Mid-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$67.29	$80.01	$57.45	$55.72	$58.44	$48.77
Income (loss) from investment operations:
Net investment income (loss)[1]	0.61	1.05	0.93	0.87	0.84	0.76
Net realized and unrealized gains (losses)	2.76	(12.66)	22.43	1.76	(2.76)	9.59
Total from investment operations	3.37	(11.61)	23.36	2.63	(1.92)	10.35
Less distributions:
Distributions from net investment income	(0.63)	(1.11)	(0.80)	(0.90)	(0.80)	(0.68)
Net asset value at end of period	$70.03	$67.29	$80.01	$57.45	$55.72	$58.44
Total return	5.07%[2]	(14.62%)	40.98%	4.90%	(3.24%)	21.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3,4]	0.04%[4]	0.04%	0.04%	0.04%[5]	0.05%
Net investment income (loss)	1.83%[3]	1.43%	1.31%	1.61%	1.52%	1.42%
Portfolio turnover rate[6]	15%[2]	16%	23%	19%	19%	13%
Net assets, end of period (x 1,000,000)	$9,878	$9,195	$9,986	$6,678	$6,255	$5,359

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
90Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.3%
Autoliv, Inc.	207,689	19,227,848
BorgWarner, Inc.	624,072	31,378,340
Gentex Corp.	625,184	17,849,003
Harley-Davidson, Inc.	354,513	16,857,093
Lear Corp.	157,520	21,997,668
QuantumScape Corp. *(a)	740,261	7,084,298
Thor Industries, Inc.	143,085	13,019,304
		127,413,554

Banks 4.3%
Bank OZK	295,156	13,586,031
BOK Financial Corp.	77,193	8,080,563
Comerica, Inc.	348,953	24,461,605
Commerce Bancshares, Inc.	303,836	20,098,751
Cullen/Frost Bankers, Inc.	171,344	22,586,566
East West Bancorp, Inc.	375,592	28,623,866
Essent Group Ltd.	287,265	12,338,032
First Citizens BancShares, Inc., Class A	31,657	23,228,640
First Financial Bankshares, Inc.	346,214	12,699,130
First Horizon Corp.	1,430,120	35,424,072
Glacier Bancorp, Inc.	295,313	13,991,930
MGIC Investment Corp.	790,574	10,878,298
New York Community Bancorp, Inc.	1,812,990	16,099,351
Pinnacle Financial Partners, Inc.	203,710	15,092,874
Popular, Inc.	193,789	13,836,535
Prosperity Bancshares, Inc.	243,301	17,880,191
Signature Bank (b)	167,686	19,292,274
SouthState Corp.	201,697	16,272,914
Synovus Financial Corp.	387,581	16,204,762
TFS Financial Corp.	126,588	1,834,260
Valley National Bancorp	1,121,028	12,981,504
Webster Financial Corp.	463,688	24,631,107
Western Alliance Bancorp	290,220	21,545,933
Zions Bancorp NA	398,667	20,180,524
		421,849,713

Capital Goods 13.3%
A.O. Smith Corp.	338,094	22,189,109
Acuity Brands, Inc.	85,688	16,620,045
Advanced Drainage Systems, Inc.	170,017	15,085,608
AECOM	372,159	32,139,651
AGCO Corp.	165,009	23,234,917
Air Lease Corp.	275,065	11,904,813
Allegion plc	234,088	26,384,059
Armstrong World Industries, Inc.	121,686	9,594,941
Axon Enterprise, Inc. *	180,175	36,090,854
Builders FirstSource, Inc. *	392,235	33,253,683
BWX Technologies, Inc.	243,113	14,856,635
Carlisle Cos., Inc.	137,823	35,588,655
ChargePoint Holdings, Inc. *(a)	698,712	7,937,368
Chart Industries, Inc. *	111,391	14,870,699
SECURITY	NUMBER OF SHARES	VALUE ($)
Crane Holdings Co.	127,173	15,232,782
Curtiss-Wright Corp.	102,091	17,844,486
Donaldson Co., Inc.	326,325	20,640,056
EMCOR Group, Inc.	127,002	21,237,274
Flowserve Corp.	348,596	12,092,795
Fortune Brands Innovations, Inc.	341,738	21,170,669
Graco, Inc.	449,101	31,230,484
Hexcel Corp.	224,306	16,363,123
Howmet Aerospace, Inc.	981,256	41,389,378
Hubbell, Inc.	143,116	35,999,399
Huntington Ingalls Industries, Inc.	106,350	22,886,520
IDEX Corp.	201,000	45,220,980
ITT, Inc.	220,365	20,028,975
Lennox International, Inc.	85,939	21,899,835
Lincoln Electric Holdings, Inc.	153,872	25,839,725
Masco Corp.	600,995	31,510,168
MasTec, Inc. *	157,128	15,354,548
Masterbrand, Inc. *	344,841	3,358,751
MDU Resources Group, Inc.	541,894	17,259,324
Nordson Corp.	143,314	31,477,487
nVent Electric plc	443,894	20,348,101
Oshkosh Corp.	174,264	15,542,606
Owens Corning	249,058	24,355,382
Pentair plc	438,365	24,522,138
Plug Power, Inc. *	1,397,986	20,788,052
RBC Bearings, Inc. *	77,326	17,770,288
Regal Rexnord Corp.	176,281	27,788,937
Sensata Technologies Holding plc	407,589	20,615,852
SiteOne Landscape Supply, Inc. *	120,179	17,827,353
Snap-on, Inc.	141,658	35,227,512
Sunrun, Inc. *	568,098	13,657,076
Textron, Inc.	556,381	40,354,314
The Middleby Corp. *	143,593	22,327,276
The Timken Co.	176,406	15,073,893
The Toro Co.	277,705	30,669,740
Trex Co., Inc. *	292,434	14,952,150
Valmont Industries, Inc.	56,852	18,040,845
Vertiv Holdings Co.	805,035	13,081,819
Watsco, Inc.	88,639	27,009,190
WESCO International, Inc. *	119,229	19,741,938
Westinghouse Air Brake Technologies Corp.	484,686	50,567,290
WillScot Mobile Mini Holdings Corp. *	556,686	28,613,660
Woodward, Inc.	160,332	15,872,868
Zurn Elkay Water Solutions Corp.	388,635	8,938,605
		1,311,474,681

Commercial & Professional Services 3.2%
ASGN, Inc. *	133,093	11,818,658
Booz Allen Hamilton Holding Corp.	352,366	33,379,631
CACI International, Inc., Class A *	62,615	18,346,195
Clarivate plc *	1,151,059	11,660,228
Clean Harbors, Inc. *	134,016	17,699,493
Driven Brands Holdings, Inc. *	147,276	4,120,046
Dun & Bradstreet Holdings, Inc.	579,353	6,958,030
IAA, Inc. *	356,480	14,583,597
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report91

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jacobs Solutions, Inc.	340,047	40,635,617
KBR, Inc.	365,604	20,148,437
Leidos Holdings, Inc.	364,260	35,358,718
ManpowerGroup, Inc.	134,858	11,446,747
MSA Safety, Inc.	98,214	13,195,051
Robert Half International, Inc.	289,134	23,309,983
Science Applications International Corp.	146,903	15,665,736
Stericycle, Inc. *	245,787	11,719,124
Tetra Tech, Inc.	141,187	19,327,088
TriNet Group, Inc. *	95,612	7,923,366
		317,295,745

Consumer Durables & Apparel 3.9%
Brunswick Corp.	193,253	16,894,177
Capri Holdings Ltd. *	343,263	17,015,547
Columbia Sportswear Co.	94,394	8,231,157
Crocs, Inc. *	164,556	20,028,111
Deckers Outdoor Corp. *	70,540	29,369,329
Hasbro, Inc.	346,012	19,034,120
Leggett & Platt, Inc.	353,518	12,192,836
Mattel, Inc. *	944,543	16,992,329
Mohawk Industries, Inc. *	140,530	14,453,510
Newell Brands, Inc.	1,002,988	14,733,894
Polaris, Inc.	145,210	16,517,637
PulteGroup, Inc.	607,168	33,193,875
PVH Corp.	173,827	13,947,878
Ralph Lauren Corp.	109,523	12,944,523
Skechers U.S.A., Inc., Class A *	357,719	15,922,073
Tapestry, Inc.	642,211	27,942,601
Tempur Sealy International, Inc.	455,667	19,475,208
Toll Brothers, Inc.	280,908	16,837,625
TopBuild Corp. *	85,203	17,687,291
Under Armour, Inc., Class A *	501,691	4,981,792
Under Armour, Inc., Class C *	525,121	4,621,065
Whirlpool Corp.	145,175	20,031,246
YETI Holdings, Inc. *	229,637	8,951,250
		381,999,074

Consumer Services 4.7%
ADT, Inc.	572,925	4,319,854
Aramark	686,873	25,276,926
Boyd Gaming Corp.	211,440	13,771,087
Bright Horizons Family Solutions, Inc. *	154,045	12,144,908
Caesars Entertainment, Inc. *	571,802	29,024,670
Carnival Corp. *	2,668,737	28,341,987
Choice Hotels International, Inc.	73,867	8,742,898
Churchill Downs, Inc.	87,719	21,559,576
DraftKings, Inc., Class A *	1,196,166	22,559,691
H&R Block, Inc.	414,307	15,246,498
Marriott Vacations Worldwide Corp.	102,131	15,625,022
MGM Resorts International	849,434	36,534,156
Norwegian Cruise Line Holdings Ltd. *	1,122,929	16,641,808
Penn Entertainment, Inc. *	413,508	12,624,399
Planet Fitness, Inc., Class A *	222,307	18,017,982
Royal Caribbean Cruises Ltd. *	584,848	41,313,663
Service Corp. International	409,862	27,677,981
Texas Roadhouse, Inc.	178,347	18,109,354
The Wendy's Co.	453,871	9,967,007
Vail Resorts, Inc.	107,465	25,092,003
Wingstop, Inc.	79,755	13,586,264
Wyndham Hotels & Resorts, Inc.	235,394	18,130,046
Wynn Resorts Ltd. *	274,806	29,780,726
		464,088,506

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Financials 6.0%
Affiliated Managers Group, Inc.	100,392	16,003,489
AGNC Investment Corp.	1,523,303	16,558,304
Ally Financial, Inc.	795,956	23,918,478
Annaly Capital Management, Inc.	1,246,916	25,786,223
Ares Management Corp., Class A	415,914	33,535,146
Blackstone Mortgage Trust, Inc., Class A	454,946	9,631,207
Cboe Global Markets, Inc.	282,713	35,669,899
Credit Acceptance Corp. *(a)	16,157	7,179,201
Equitable Holdings, Inc.	917,117	28,815,816
FactSet Research Systems, Inc.	101,532	42,090,091
Interactive Brokers Group, Inc., Class A	274,168	23,608,606
Invesco Ltd.	1,211,988	21,403,708
Janus Henderson Group plc	353,134	9,697,060
Jefferies Financial Group, Inc.	488,173	18,448,058
Lazard Ltd., Class A	300,845	11,239,569
LPL Financial Holdings, Inc.	212,140	52,941,658
MarketAxess Holdings, Inc.	100,304	34,248,801
Morningstar, Inc.	66,749	13,839,070
OneMain Holdings, Inc.	325,719	14,035,232
Rithm Capital Corp.	1,263,720	11,499,852
Robinhood Markets, Inc., Class A *	1,355,137	13,646,229
SEI Investments Co.	273,070	16,452,467
SoFi Technologies, Inc. *	2,176,299	14,363,573
Starwood Property Trust, Inc.	825,160	15,810,066
Stifel Financial Corp.	283,219	18,927,526
The Carlyle Group, Inc.	581,355	19,998,612
Tradeweb Markets, Inc., Class A	296,015	20,984,503
Voya Financial, Inc.	258,973	19,290,899
		589,623,343

Energy 3.9%
Antero Midstream Corp.	892,201	9,403,799
Antero Resources Corp. *	735,906	19,280,737
APA Corp.	856,881	32,887,093
Chesapeake Energy Corp.	285,649	23,083,296
Chord Energy Corp.	110,892	14,928,281
EQT Corp.	978,207	32,456,908
HF Sinclair Corp.	358,451	17,822,184
Marathon Oil Corp.	1,692,584	42,568,488
Matador Resources Co.	299,171	16,092,408
New Fortress Energy, Inc.	127,897	4,219,322
NOV, Inc.	1,046,781	22,903,568
Ovintiv, Inc.	661,655	28,298,984
PDC Energy, Inc.	245,590	16,481,545
Range Resources Corp.	643,980	17,348,821
Southwestern Energy Co. *	2,941,160	15,588,148
Targa Resources Corp.	603,304	44,704,826
Texas Pacific Land Corp.	16,426	29,241,401
Vitesse Energy, Inc. *	57,160	994,012
		388,303,821

Food & Staples Retailing 1.0%
Albertsons Cos., Inc., Class A	427,788	8,504,425
BJ's Wholesale Club Holdings, Inc. *	359,962	25,845,272
Casey's General Stores, Inc.	99,286	20,646,524
Performance Food Group Co. *	414,873	23,477,663
US Foods Holding Corp. *	545,376	20,467,961
		98,941,845

See financial notes
92Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.8%
Bunge Ltd.	399,224	38,125,892
Campbell Soup Co.	535,255	28,111,593
Celsius Holdings, Inc. *	107,569	9,767,265
Darling Ingredients, Inc. *	427,123	27,024,072
Flowers Foods, Inc.	512,048	14,275,898
Ingredion, Inc.	174,702	17,365,379
Lamb Weston Holdings, Inc.	383,320	38,577,325
Lancaster Colony Corp.	52,833	10,142,879
Molson Coors Beverage Co., Class B	501,025	26,649,520
Pilgrim's Pride Corp. *	119,315	2,790,778
Post Holdings, Inc. *	144,949	13,039,612
Seaboard Corp.	684	2,701,786
The Boston Beer Co., Inc., Class A *	25,156	8,145,513
The J.M. Smucker Co.	283,986	41,998,690
		278,716,202

Health Care Equipment & Services 4.3%
Acadia Healthcare Co., Inc. *	242,435	17,578,962
agilon health, Inc. *	526,179	11,160,257
Amedisys, Inc. *	86,729	7,974,731
Chemed Corp.	39,626	20,668,129
DaVita, Inc. *	146,576	12,057,342
Dentsply Sirona, Inc.	572,751	21,804,631
Encompass Health Corp.	265,907	15,029,064
Envista Holdings Corp. *	434,536	16,799,162
Guardant Health, Inc. *	273,081	8,435,472
HealthEquity, Inc. *	225,273	14,681,041
Henry Schein, Inc. *	361,223	28,287,373
Inspire Medical Systems, Inc. *	76,998	20,014,090
Integra LifeSciences Holdings Corp. *	193,387	10,756,185
Lantheus Holdings, Inc. *	183,271	13,554,723
Masimo Corp. *	128,881	21,563,080
Novocure Ltd. *	240,536	18,514,056
Oak Street Health, Inc. *	310,728	10,999,771
Option Care Health, Inc. *	412,384	12,647,817
Penumbra, Inc. *	101,216	26,315,148
QuidelOrtho Corp. *	142,627	12,399,991
R1 RCM, Inc. *	366,354	5,202,227
Shockwave Medical, Inc. *	96,321	18,324,107
Teladoc Health, Inc. *	431,968	11,442,832
Teleflex, Inc.	125,009	29,780,894
Tenet Healthcare Corp. *	288,122	16,863,781
Universal Health Services, Inc., Class B	170,972	22,836,730
		425,691,596

Household & Personal Products 0.2%
Coty, Inc., Class A *	973,664	11,002,403
Olaplex Holdings, Inc. *	224,408	1,104,087
Reynolds Consumer Products, Inc.	145,472	3,991,752
		16,098,242

Insurance 4.4%
American Financial Group, Inc.	186,059	24,952,373
Assurant, Inc.	140,792	17,935,493
Axis Capital Holdings Ltd.	205,481	12,476,806
CNA Financial Corp.	72,399	3,169,628
Erie Indemnity Co., Class A	66,469	15,646,138
Everest Re Group Ltd.	104,378	40,078,021
F&G Annuities & Life, Inc.	49,564	1,009,619
Fidelity National Financial, Inc.	725,201	28,906,512
First American Financial Corp.	275,912	15,666,283
Globe Life, Inc.	241,086	29,337,755
Kinsale Capital Group, Inc.	57,430	18,302,941
SECURITY	NUMBER OF SHARES	VALUE ($)
Lincoln National Corp.	410,405	13,018,047
Loews Corp.	525,159	32,081,963
Old Republic International Corp.	754,173	19,887,542
Primerica, Inc.	98,326	18,872,692
Reinsurance Group of America, Inc.	178,125	25,733,719
RenaissanceRe Holdings Ltd.	116,467	25,028,758
Selective Insurance Group, Inc.	160,630	16,308,764
The Hanover Insurance Group, Inc.	94,802	13,222,983
Unum Group	498,403	22,203,854
W.R. Berkley Corp.	544,818	36,061,503
		429,901,394

Materials 6.7%
Alcoa Corp.	471,509	23,075,650
AptarGroup, Inc.	173,983	20,307,296
Ashland, Inc.	132,755	13,511,804
Avery Dennison Corp.	215,787	39,314,233
Axalta Coating Systems Ltd. *	587,906	17,519,599
Berry Global Group, Inc.	333,416	20,705,134
Celanese Corp.	265,842	30,898,816
Cleveland-Cliffs, Inc. *	1,373,251	29,291,444
Crown Holdings, Inc.	319,665	27,654,219
Eagle Materials, Inc.	98,217	13,781,809
Eastman Chemical Co.	319,758	27,243,382
FMC Corp.	335,708	43,356,688
Graphic Packaging Holding Co.	818,522	19,480,824
Huntsman Corp.	481,261	14,120,198
MP Materials Corp. *	246,419	8,624,665
Olin Corp.	339,460	19,603,815
Packaging Corp. of America	246,614	33,717,066
Reliance Steel & Aluminum Co.	156,407	38,763,911
Royal Gold, Inc.	174,926	20,779,460
RPM International, Inc.	344,049	30,493,063
Sealed Air Corp.	385,512	18,743,593
Sonoco Products Co.	259,881	15,348,572
Steel Dynamics, Inc.	444,505	56,056,526
The Scotts Miracle-Gro Co.	107,913	8,902,822
United States Steel Corp.	624,310	19,122,615
Valvoline, Inc.	471,736	16,605,107
Westlake Corp.	91,659	10,920,253
Westrock Co.	677,732	21,280,785
		659,223,349

Media & Entertainment 2.5%
AMC Entertainment Holdings, Inc., Class A *(a)	1,379,131	9,846,995
Bumble, Inc., Class A *	210,511	5,090,156
Cable One, Inc.	12,835	8,863,979
DISH Network Corp., Class A *	669,455	7,638,482
Endeavor Group Holdings, Inc., Class A *	462,484	10,318,018
IAC, Inc. *	207,803	10,793,288
Liberty Media Corp. - Liberty Formula One, Class A *	63,713	3,871,202
Liberty Media Corp. - Liberty Formula One, Class C *	550,406	37,356,055
News Corp., Class A	1,019,700	17,487,855
News Corp., Class B	313,609	5,412,891
Nexstar Media Group, Inc.	100,506	18,684,066
Pinterest, Inc., Class A *	1,565,938	39,320,703
Playtika Holding Corp. *	240,604	2,309,798
Roku, Inc. *	324,717	21,005,943
The Interpublic Group of Cos., Inc.	1,035,519	36,802,345
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report93

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The New York Times Co., Class A	438,789	16,893,377
		251,695,153

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
10X Genomics, Inc., Class A *	254,952	12,115,319
Alkermes plc *	438,318	11,720,623
Apellis Pharmaceuticals, Inc. *	250,476	16,401,169
Arrowhead Pharmaceuticals, Inc. *	282,381	9,120,906
Biohaven Ltd. *	170,497	2,605,194
BioMarin Pharmaceutical, Inc. *	495,295	49,326,429
Bio-Rad Laboratories, Inc., Class A *	57,382	27,419,415
Bio-Techne Corp.	418,343	30,388,436
Bruker Corp.	266,557	18,371,108
Charles River Laboratories International, Inc. *	135,597	29,741,846
CRISPR Therapeutics AG *	208,410	10,278,781
Elanco Animal Health, Inc. *	1,187,910	13,625,328
Exact Sciences Corp. *	473,527	29,514,938
Exelixis, Inc. *	859,580	14,681,626
Halozyme Therapeutics, Inc. *	360,344	17,292,909
Intellia Therapeutics, Inc. *	227,432	9,135,943
Ionis Pharmaceuticals, Inc. *	378,597	13,591,632
Jazz Pharmaceuticals plc *	167,806	23,559,962
Karuna Therapeutics, Inc. *	73,259	14,609,310
Mirati Therapeutics, Inc. *	137,826	6,317,944
Natera, Inc. *	290,646	14,110,863
Neurocrine Biosciences, Inc. *	256,199	26,414,117
Organon & Co.	677,866	16,600,938
Perrigo Co., plc	358,877	13,526,074
Repligen Corp. *	137,616	23,996,102
Sarepta Therapeutics, Inc. *	233,936	28,570,604
Sotera Health Co. *	262,821	4,386,483
Syneos Health, Inc. *	274,019	11,021,044
United Therapeutics Corp. *	121,466	29,885,495
Viatris, Inc.	3,231,882	36,843,455
		565,173,993

Real Estate 7.9%
Agree Realty Corp.	236,104	16,711,441
American Homes 4 Rent, Class A	818,014	25,374,794
Americold Realty Trust, Inc.	717,946	21,107,612
Apartment Income REIT Corp.	399,555	15,103,179
Brixmor Property Group, Inc.	799,242	18,094,839
Camden Property Trust	283,904	32,580,823
Cousins Properties, Inc.	403,151	9,873,168
CubeSmart	598,508	28,123,891
Douglas Emmett, Inc.	469,409	6,632,749
EastGroup Properties, Inc.	116,122	18,959,239
Equity LifeStyle Properties, Inc.	466,231	31,941,486
Federal Realty Investment Trust	194,775	20,798,075
First Industrial Realty Trust, Inc.	352,152	18,576,018
Gaming & Leisure Properties, Inc.	686,309	36,978,329
Healthcare Realty Trust, Inc.	1,014,229	19,777,466
Host Hotels & Resorts, Inc.	1,905,575	32,013,660
Iron Mountain, Inc.	774,740	40,867,535
Jones Lang LaSalle, Inc. *	126,479	22,065,526
Kilroy Realty Corp.	279,983	10,084,988
Kimco Realty Corp.	1,648,167	33,968,722
Lamar Advertising Co., Class A	232,552	24,315,637
Life Storage, Inc.	226,523	27,300,552
Medical Properties Trust, Inc.	1,593,699	16,415,100
National Retail Properties, Inc.	476,380	21,589,542
Omega Healthcare Investors, Inc.	624,098	16,719,585
Opendoor Technologies, Inc. *	1,354,420	1,950,365
Rayonier, Inc.	390,304	13,106,408
Regency Centers Corp.	410,442	25,816,802
SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	489,019	29,566,089
Spirit Realty Capital, Inc.	372,207	15,327,484
STAG Industrial, Inc.	477,592	16,066,195
UDR, Inc.	815,516	34,936,705
Vornado Realty Trust	428,977	8,485,165
WeWork, Inc., Class A *(a)	626,015	726,177
WP Carey, Inc.	554,446	44,998,837
Zillow Group, Inc., Class A *	154,783	6,400,277
Zillow Group, Inc., Class C *	434,453	18,247,026
		781,601,486

Retailing 3.8%
Advance Auto Parts, Inc.	160,215	23,224,766
AutoNation, Inc. *	91,246	12,455,992
Bath & Body Works, Inc.	608,614	24,874,054
Burlington Stores, Inc. *	174,682	37,425,619
Chewy, Inc., Class A *	246,364	9,990,060
Dick's Sporting Goods, Inc.	148,184	19,060,908
Five Below, Inc. *	147,927	30,221,486
Floor & Decor Holdings, Inc., Class A *	282,799	25,963,776
GameStop Corp., Class A *(a)	673,737	12,955,963
Kohl's Corp.	310,559	8,708,074
Lithia Motors, Inc.	72,858	18,591,904
LKQ Corp.	676,460	38,754,393
Murphy USA, Inc.	55,402	14,132,496
Ollie's Bargain Outlet Holdings, Inc. *	155,145	8,927,043
Penske Automotive Group, Inc.	66,587	9,598,516
Pool Corp.	104,073	37,139,491
RH *	51,215	15,314,822
The Gap, Inc.	560,976	7,298,298
Williams-Sonoma, Inc.	177,785	22,208,902
		376,846,563

Semiconductors & Semiconductor Equipment 2.9%
Allegro MicroSystems, Inc. *	173,033	7,558,081
Entegris, Inc.	397,179	33,851,566
First Solar, Inc. *	264,228	44,691,524
Lattice Semiconductor Corp. *	365,288	31,034,869
MKS Instruments, Inc.	152,441	14,776,106
Power Integrations, Inc.	152,486	12,541,974
Qorvo, Inc. *	270,220	27,262,496
Silicon Laboratories, Inc. *	88,704	15,836,325
SolarEdge Technologies, Inc. *	148,964	47,358,635
Synaptics, Inc. *	106,307	12,502,766
Universal Display Corp.	115,823	15,734,555
Wolfspeed, Inc. *	331,029	24,489,525
		287,638,422

Software & Services 7.0%
Affirm Holdings, Inc. *	558,368	7,604,972
AppLovin Corp., Class A *	326,947	4,413,784
Aspen Technology, Inc. *	77,406	16,410,846
Bentley Systems, Inc., Class B	523,749	21,190,885
Bill Holdings, Inc. *	253,453	21,449,727
Black Knight, Inc. *	415,851	24,784,720
CCC Intelligent Solutions Holdings, Inc. *	281,637	2,523,468
Ceridian HCM Holding, Inc. *	409,341	29,853,239
Concentrix Corp.	112,917	15,451,562
Coupa Software, Inc. *(c)	202,358	16,390,998
Dolby Laboratories, Inc., Class A	164,174	13,508,237
Dropbox, Inc., Class A *	718,819	14,663,908
DXC Technology Co. *	613,154	17,008,892
Dynatrace, Inc. *	575,376	24,470,741
Elastic N.V. *	205,452	12,125,777
See financial notes
94Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Euronet Worldwide, Inc. *	125,580	13,669,383
ExlService Holdings, Inc. *	88,124	14,497,279
Fair Isaac Corp. *	66,564	45,089,788
Five9, Inc. *	187,911	12,402,126
Genpact Ltd.	449,367	21,448,287
GoDaddy, Inc., Class A *	413,271	31,288,747
Guidewire Software, Inc. *	218,213	15,320,735
Informatica, Inc., Class A *	101,622	1,752,979
Jack Henry & Associates, Inc.	194,426	31,932,526
Manhattan Associates, Inc. *	166,305	23,906,344
Maximus, Inc.	161,471	13,253,540
New Relic, Inc. *	154,873	11,301,083
Nutanix, Inc., Class A *	613,201	17,322,928
Paylocity Holding Corp. *	109,800	21,148,578
Procore Technologies, Inc. *	183,724	12,307,671
PTC, Inc. *	281,763	35,313,357
Qualys, Inc. *	92,022	10,872,399
Smartsheet, Inc., Class A *	348,054	15,321,337
The Western Union Co.	1,029,373	13,340,674
Thoughtworks Holding, Inc. *	172,395	1,268,827
Toast, Inc., Class A *	823,919	15,588,547
Tyler Technologies, Inc. *	110,976	35,651,040
UiPath, Inc., Class A *	933,759	13,856,984
WEX, Inc. *	116,181	22,400,859
		692,107,774

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	163,936	19,342,809
Ciena Corp. *	394,821	19,038,269
Cognex Corp.	460,846	21,853,317
Coherent Corp. *	369,600	15,940,848
Dell Technologies, Inc., Class C	690,601	28,066,025
F5, Inc. *	159,541	22,811,172
IPG Photonics Corp. *	85,616	10,551,316
Jabil, Inc.	358,838	29,794,319
Juniper Networks, Inc.	865,054	26,626,362
Littelfuse, Inc.	65,974	17,069,453
Lumentum Holdings, Inc. *	181,537	9,768,506
National Instruments Corp.	347,976	17,576,268
NetApp, Inc.	579,313	37,394,654
Pure Storage, Inc., Class A *	748,849	21,372,150
TD SYNNEX Corp.	112,153	10,825,008
Western Digital Corp. *	846,547	32,575,128
		340,605,604

Telecommunication Services 0.7%
Frontier Communications Parent, Inc. *	594,104	16,254,685
Iridium Communications, Inc. *	334,826	20,548,272
Liberty Global plc, Class A *	458,809	9,400,996
Liberty Global plc, Class C *	684,351	14,542,459
Lumen Technologies, Inc.	2,539,555	8,634,487
		69,380,899

Transportation 2.5%
Alaska Air Group, Inc. *	338,002	16,166,636
American Airlines Group, Inc. *	1,731,915	27,676,002
Avis Budget Group, Inc. *	66,304	14,564,336
C.H. Robinson Worldwide, Inc.	313,680	31,355,453
GXO Logistics, Inc. *	316,135	15,670,812
Hertz Global Holdings, Inc. *	445,657	8,249,111
Knight-Swift Transportation Holdings, Inc.	428,155	24,336,330
Landstar System, Inc.	95,705	17,302,507
Lyft, Inc., Class A *	836,789	8,367,890
RXO, Inc. *	306,851	6,311,925
SECURITY	NUMBER OF SHARES	VALUE ($)
Saia, Inc. *	70,509	19,098,773
U-Haul Holding Co.	26,209	1,682,880
United Airlines Holdings, Inc. *	871,264	45,270,877
XPO, Inc. *	307,197	10,248,092
		246,301,624

Utilities 3.5%
Alliant Energy Corp.	668,933	34,296,195
Atmos Energy Corp.	372,829	42,058,840
Black Hills Corp.	173,607	10,661,206
Essential Utilities, Inc.	636,093	27,212,059
Hawaiian Electric Industries, Inc.	291,952	11,809,458
IDACORP, Inc.	134,739	13,932,013
National Fuel Gas Co.	243,805	13,965,150
NiSource, Inc.	1,082,302	29,687,544
NRG Energy, Inc.	613,986	20,132,601
OGE Energy Corp.	533,533	19,057,799
Pinnacle West Capital Corp.	301,523	22,216,215
Portland General Electric Co.	237,608	11,357,662
The AES Corp.	1,780,025	43,931,017
UGI Corp.	558,001	20,774,377
Vistra Corp.	996,857	21,920,885
		343,013,021
Total Common Stocks (Cost $8,657,985,551)		9,864,985,604

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)	21,900,611	21,900,611
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)(e)	37,213,925	37,213,925
		59,114,536
Total Short-Term Investments (Cost $59,114,536)		59,114,536
Total Investments in Securities (Cost $8,717,100,087)		9,924,100,140

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/17/23	41	10,673,120	(27,642)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $35,969,038.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report95

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

(b)	Subsequent to the period ended February 28, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,172,877,830	$—	$—	$9,172,877,830
Software & Services	675,716,776	—	16,390,998	692,107,774
Short-Term Investments[1]	59,114,536	—	—	59,114,536
Liabilities
Futures Contracts[2]	(27,642)	—	—	(27,642)
Total	$9,907,681,500	$—	$16,390,998	$9,924,072,498

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
96Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $8,717,100,087) including securities on loan of $35,969,038		$9,924,100,140
Cash		16,356,249
Deposit with broker for futures contracts		2,079,000
Receivables:
Dividends		8,564,190
Income from securities on loan	+	813,361
Total assets		9,951,912,940

Liabilities
Collateral held for securities on loan		37,213,925
Payables:
Investments bought		20,025,764
Deferred dividend income		16,356,249
Management fees		310,990
Variation margin on futures contracts	+	17,602
Total liabilities		73,924,530
Net assets		$9,877,988,410

Net Assets by Source
Capital received from investors		$9,347,140,202
Total distributable earnings	+	530,848,208
Net assets		$9,877,988,410

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,877,988,410		141,050,000		$70.03

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report97

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $21,416)		$84,417,366
Securities on loan, net	+	2,160,327
Total investment income		86,577,693

Expenses
Management fees		1,855,431
Proxy fees[1]	+	119,406
Total expenses	–	1,974,837
Net investment income		84,602,856

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(345,191,327)
Net realized gains on sales of in-kind redemptions - unaffiliated		331,206,465
Net realized gains on futures contracts	+	1,140,276
Net realized losses		(12,844,586)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		403,265,158
Net change in unrealized appreciation (depreciation) on futures contracts	+	512,641
Net change in unrealized appreciation (depreciation)	+	403,777,799
Net realized and unrealized gains		390,933,213
Increase in net assets resulting from operations		$475,536,069

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
98Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$84,602,856	$137,156,563
Net realized gains (losses)		(12,844,586)	539,712,146
Net change in unrealized appreciation (depreciation)	+	403,777,799	(2,186,848,943)
Increase (decrease) in net assets resulting from operations		$475,536,069	($1,509,980,234)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($86,415,225)	($141,961,375)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,500,000	$901,740,438	29,900,000	$2,242,278,240
Shares redeemed	+	(9,100,000)	(608,146,405)	(18,050,000)	(1,380,826,667)
Net transactions in fund shares		4,400,000	$293,594,033	11,850,000	$861,451,573

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		136,650,000	$9,195,273,533	124,800,000	$9,985,763,569
Total increase (decrease)	+	4,400,000	682,714,877	11,850,000	(790,490,036)
End of period		141,050,000	$9,877,988,410	136,650,000	$9,195,273,533
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report99

Schwab U.S. Small-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]	9/1/18– 8/31/19[1]	9/1/17– 8/31/18[1]
Per-Share Data
Net asset value at beginning of period	$42.08	$51.85	$35.62	$34.60	$39.12	$32.02
Income (loss) from investment operations:
Net investment income (loss)[2]	0.36	0.56	0.55	0.51	0.52	0.49
Net realized and unrealized gains (losses)	1.83	(9.72)	16.19	1.01	(4.53)	7.05
Total from investment operations	2.19	(9.16)	16.74	1.52	(4.01)	7.54
Less distributions:
Distributions from net investment income	(0.34)	(0.61)	(0.51)	(0.50)	(0.51)	(0.44)
Net asset value at end of period	$43.93	$42.08	$51.85	$35.62	$34.60	$39.12
Total return	5.26%[3]	(17.78%)	47.33%	4.53%	(10.26%)	23.71%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4,5]	0.04%[5]	0.04%	0.04%	0.04%[6]	0.05%
Net investment income (loss)	1.72%[4]	1.20%	1.18%	1.50%	1.49%	1.38%
Portfolio turnover rate[7]	7%[3]	15%	15%	12%	11%	9%
Net assets, end of period (x 1,000,000)	$14,433	$13,539	$16,622	$10,044	$8,100	$8,853

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022 (see financial note 12 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
100Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	402,005	17,173,654
American Axle & Manufacturing Holdings, Inc. *	486,361	4,279,977
Canoo, Inc. *(a)	860,022	643,726
Dana, Inc.	540,171	8,556,309
Dorman Products, Inc. *	119,701	11,135,784
Faraday Future Intelligent Electric, Inc. *	991,944	527,714
Fisker, Inc. *(a)	671,296	4,987,729
Fox Factory Holding Corp. *	179,182	21,053,885
Gentherm, Inc. *	140,447	8,919,789
Holley, Inc. *	211,786	461,693
LCI Industries	107,794	12,160,241
Lordstown Motors Corp., Class A *(a)	740,389	770,005
Luminar Technologies, Inc. *(a)	989,790	8,858,621
Mobileye Global, Inc., Class A *(a)	198,170	7,829,697
Modine Manufacturing Co. *	220,989	5,394,341
Patrick Industries, Inc.	91,077	6,634,959
QuantumScape Corp. *(a)	1,177,667	11,270,273
Solid Power, Inc. *(a)	459,535	1,553,228
Standard Motor Products, Inc.	79,807	3,110,079
Stoneridge, Inc. *	115,648	2,753,579
The Goodyear Tire & Rubber Co. *	1,199,869	13,630,512
Thor Industries, Inc.	227,528	20,702,773
Visteon Corp. *	119,290	19,926,202
Winnebago Industries, Inc.	129,306	8,218,689
Workhorse Group, Inc. *(a)	705,045	1,452,393
XPEL, Inc. *	83,256	5,562,333
		207,568,185

Banks 9.0%
1st Source Corp.	72,311	3,602,534
Ameris Bancorp	276,504	13,236,246
Arrow Financial Corp.	69,517	2,118,878
Associated Banc-Corp.	637,556	14,759,421
Atlantic Union Bankshares Corp.	316,796	11,867,178
Axos Financial, Inc. *	226,362	10,727,295
Banc of California, Inc.	236,832	4,156,402
BancFirst Corp.	73,736	6,654,674
Bank of Hawaii Corp.	169,512	12,689,668
Bank of Marin Bancorp	60,956	1,767,724
Bank OZK	469,169	21,595,849
BankUnited, Inc.	327,102	11,585,953
Banner Corp.	145,098	9,138,272
Berkshire Hills Bancorp, Inc.	190,547	5,537,296
Brookline Bancorp, Inc.	373,397	4,839,225
Byline Bancorp, Inc.	95,798	2,361,421
Cadence Bank	773,180	20,535,661
Camden National Corp.	61,685	2,538,338
Capitol Federal Financial, Inc.	547,540	4,593,861
Cathay General Bancorp	315,590	13,545,123
Central Pacific Financial Corp.	115,361	2,587,547
SECURITY	NUMBER OF SHARES	VALUE ($)
City Holding Co.	63,106	6,197,009
Columbia Banking System, Inc.	333,653	9,919,504
Columbia Financial, Inc. *	139,558	2,944,674
Community Bank System, Inc.	227,917	13,914,333
Community Trust Bancorp, Inc.	64,706	2,766,182
ConnectOne Bancorp, Inc.	150,103	3,639,998
CrossFirst Bankshares, Inc. *	179,836	2,544,679
Customers Bancorp, Inc. *	129,644	3,993,035
CVB Financial Corp.	556,566	13,318,624
Dime Community Bancshares, Inc.	137,441	4,211,192
Eagle Bancorp, Inc.	135,336	5,929,070
Eastern Bankshares, Inc.	682,201	10,696,912
Enact Holdings, Inc.	123,897	3,004,502
Enterprise Financial Services Corp.	158,002	8,604,789
Essent Group Ltd.	456,523	19,607,663
F.N.B. Corp.	1,486,380	21,210,643
FB Financial Corp.	149,459	5,633,110
Federal Agricultural Mortgage Corp., Class C	41,604	5,901,943
Financial Institutions, Inc.	65,700	1,639,872
First BanCorp	783,120	11,363,071
First Bancorp/Southern Pines NC	151,396	6,281,420
First Busey Corp.	217,592	5,252,671
First Commonwealth Financial Corp.	395,492	6,331,827
First Community Bankshares, Inc.	60,033	1,874,230
First Financial Bancorp	402,409	9,915,358
First Financial Bankshares, Inc.	550,178	20,180,529
First Financial Corp.	46,115	2,026,754
First Foundation, Inc.	215,518	3,247,856
First Hawaiian, Inc.	541,625	14,813,444
First Interstate BancSystem, Inc., Class A	375,929	13,360,517
First Merchants Corp.	252,400	10,328,208
First Mid Bancshares, Inc.	73,354	2,273,240
Flushing Financial Corp.	120,312	2,341,272
Fulton Financial Corp.	710,461	12,219,929
German American Bancorp, Inc.	117,290	4,609,497
Glacier Bancorp, Inc.	469,376	22,239,035
Great Southern Bancorp, Inc.	38,991	2,268,886
Hancock Whitney Corp.	363,411	17,850,748
Hanmi Financial Corp.	129,585	3,060,798
HarborOne Bancorp, Inc.	181,948	2,487,229
Heartland Financial USA, Inc.	159,892	7,905,060
Heritage Commerce Corp.	256,173	3,102,255
Heritage Financial Corp.	148,915	4,150,261
Hilltop Holdings, Inc.	194,713	6,458,630
Home BancShares, Inc.	804,597	19,390,788
HomeStreet, Inc.	75,361	1,901,358
Hope Bancorp, Inc.	506,904	6,493,440
Horizon Bancorp, Inc.	166,364	2,532,060
Independent Bank Corp.	193,527	15,420,231
Independent Bank Group, Inc.	149,957	8,826,469
International Bancshares Corp.	223,534	10,848,105
Kearny Financial Corp.	284,817	2,859,563
Lakeland Bancorp, Inc.	274,325	5,280,756
Lakeland Financial Corp.	107,295	7,684,468
LINKBANCORP, Inc. (a)	49,362	394,896
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report101

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Live Oak Bancshares, Inc.	140,200	4,845,312
Luther Burbank Corp.	42,639	495,892
Mercantile Bank Corp.	62,121	2,148,765
Merchants Bancorp	108,146	3,271,417
Metrocity Bankshares, Inc.	76,425	1,541,492
MGIC Investment Corp.	1,259,152	17,325,932
Midland States Bancorp, Inc.	93,678	2,439,375
Mr Cooper Group, Inc. *	299,117	13,888,002
National Bank Holdings Corp., Class A	159,824	6,471,274
NBT Bancorp, Inc.	181,311	7,359,414
New York Community Bancorp, Inc.	2,882,869	25,599,877
Nicolet Bankshares, Inc. *	56,806	4,229,775
NMI Holdings, Inc., Class A *	354,561	8,275,454
Northfield Bancorp, Inc.	178,701	2,628,692
Northwest Bancshares, Inc.	537,568	7,429,190
OceanFirst Financial Corp.	250,509	5,942,073
OFG Bancorp	201,425	6,127,349
Old National Bancorp	1,241,538	21,937,976
Origin Bancorp, Inc.	123,535	4,683,212
Pacific Premier Bancorp, Inc.	402,211	13,039,681
PacWest Bancorp	499,595	13,863,761
Park National Corp.	61,347	7,838,306
Pathward Financial, Inc.	121,807	6,213,375
Peapack-Gladstone Financial Corp.	67,762	2,517,358
PennyMac Financial Services, Inc.	127,509	7,710,469
Peoples Bancorp, Inc.	120,294	3,742,346
Pinnacle Financial Partners, Inc.	323,946	24,001,159
Popular, Inc.	307,997	21,990,986
Preferred Bank	56,032	3,944,653
Premier Financial Corp.	150,948	3,746,529
Prosperity Bancshares, Inc.	386,787	28,424,977
Provident Financial Services, Inc.	318,895	7,446,198
QCR Holdings, Inc.	71,446	3,821,647
Radian Group, Inc.	665,412	14,206,546
Renasant Corp.	236,760	8,518,625
Republic Bancorp, Inc., Class A	38,312	1,704,884
Rocket Cos., Inc., Class A (a)	515,606	4,052,663
S&T Bancorp, Inc.	165,380	6,162,059
Sandy Spring Bancorp, Inc.	189,210	6,234,470
Seacoast Banking Corp. of Florida	349,764	10,671,300
ServisFirst Bancshares, Inc.	207,319	15,331,240
Silvergate Capital Corp., Class A *(a)	133,153	1,852,158
Simmons First National Corp., Class A	537,475	11,948,069
Southside Bancshares, Inc.	129,394	4,941,557
SouthState Corp.	320,703	25,874,318
Stellar Bancorp, Inc.	188,265	5,506,751
Stock Yards Bancorp, Inc.	123,847	7,248,765
Synovus Financial Corp.	616,546	25,777,788
Texas Capital Bancshares, Inc. *	211,625	14,015,924
TFS Financial Corp.	201,077	2,913,606
The Bancorp, Inc. *	237,525	8,215,990
The First Bancshares, Inc.	101,468	3,176,963
The First of Long Island Corp.	90,546	1,541,093
Tompkins Financial Corp.	53,433	3,996,254
Towne Bank	280,387	8,504,138
TriCo Bancshares	141,385	7,141,356
Triumph Financial, Inc. *	95,990	5,840,992
TrustCo Bank Corp.	80,533	3,016,766
Trustmark Corp.	258,301	7,594,049
UMB Financial Corp.	184,318	16,710,270
Umpqua Holdings Corp.	919,404	16,236,675
United Bankshares, Inc.	570,547	23,261,201
United Community Banks, Inc.	450,362	14,911,486
Univest Financial Corp.	124,010	3,497,082
UWM Holdings Corp. (a)	393,077	1,674,508
Valley National Bancorp	1,781,118	20,625,346
SECURITY	NUMBER OF SHARES	VALUE ($)
Veritex Holdings, Inc.	229,073	6,107,086
Walker & Dunlop, Inc.	129,987	11,338,766
Washington Federal, Inc.	276,668	9,702,747
Washington Trust Bancorp, Inc.	73,116	3,070,872
Waterstone Financial, Inc.	88,691	1,427,925
WesBanco, Inc.	250,402	9,052,032
Westamerica BanCorp	114,110	6,289,743
Wintrust Financial Corp.	257,442	23,718,131
WSFS Financial Corp.	260,714	13,012,236
		1,295,257,507

Capital Goods 12.1%
3D Systems Corp. *	555,236	5,435,760
AAON, Inc.	178,189	16,208,071
AAR Corp. *	140,971	7,667,413
Aerojet Rocketdyne Holdings, Inc. *	320,937	18,081,591
AeroVironment, Inc. *	105,777	9,069,320
Air Lease Corp.	436,787	18,904,141
Alamo Group, Inc.	43,634	7,958,405
Albany International Corp., Class A	131,912	13,312,559
Allison Transmission Holdings, Inc.	391,840	18,612,400
Altra Industrial Motion Corp.	276,173	16,992,925
Ameresco, Inc., Class A *	143,425	6,303,529
American Woodmark Corp. *	70,527	3,595,466
Amprius Technologies, Inc. *(a)	52,817	334,332
API Group Corp. *	852,949	20,035,772
Apogee Enterprises, Inc.	94,347	4,317,319
Applied Industrial Technologies, Inc.	163,480	23,354,753
Archer Aviation, Inc., Class A *	601,052	1,773,103
Arcosa, Inc.	205,039	12,425,363
Argan, Inc.	58,396	2,269,269
Armstrong World Industries, Inc.	193,733	15,275,847
Array Technologies, Inc. *	593,796	11,127,737
Astec Industries, Inc.	96,131	4,328,779
Astra Space, Inc. *	604,135	344,357
Atkore, Inc. *	175,139	25,573,797
Atlis Motor Vehicles, Inc., Class A *(a)	15,632	14,147
AZZ, Inc.	105,344	4,282,234
Babcock & Wilcox Enterprises, Inc. *	310,619	2,015,917
Barnes Group, Inc.	213,930	9,015,010
Beacon Roofing Supply, Inc. *	215,183	13,986,895
Berkshire Grey, Inc. *(a)	209,821	276,964
Blink Charging Co. *(a)	172,192	1,558,338
Bloom Energy Corp., Class A *	760,742	16,500,494
Boise Cascade Co.	167,162	11,552,566
BWX Technologies, Inc.	386,582	23,624,026
ChargePoint Holdings, Inc. *(a)	1,107,598	12,582,313
Chart Industries, Inc. *	177,188	23,654,598
CIRCOR International, Inc. *	86,226	2,523,835
Columbus McKinnon Corp.	120,942	4,489,367
Comfort Systems USA, Inc.	151,613	22,050,595
Construction Partners, Inc., Class A *	174,445	4,718,737
Core & Main, Inc., Class A *	306,387	7,141,881
Crane Holdings Co.	202,271	24,228,020
CSW Industrials, Inc.	65,574	9,282,655
Curtiss-Wright Corp.	162,368	28,380,303
Custom Truck One Source, Inc. *	262,786	1,902,571
Desktop Metal, Inc., Class A *(a)	990,122	1,504,985
Douglas Dynamics, Inc.	96,783	3,609,038
Dragonfly Energy Holdings Corp. *(a)	31,947	133,538
DXP Enterprises, Inc. *	67,052	1,938,473
Dycom Industries, Inc. *	124,899	10,517,745
EMCOR Group, Inc.	201,924	33,765,731
Encore Wire Corp.	77,742	15,004,983
Energy Recovery, Inc. *	237,355	5,238,425
Energy Vault Holdings, Inc. *(a)	290,269	969,498
Enerpac Tool Group Corp.	240,610	6,479,627
See financial notes
102Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
EnerSys	173,151	15,703,064
Enovix Corp. *	466,795	4,303,850
EnPro Industries, Inc.	88,057	9,466,128
Esab Corp.	218,818	12,833,676
ESCO Technologies, Inc.	109,610	10,214,556
ESS Tech, Inc. *(a)	231,760	421,803
Evoqua Water Technologies Corp. *	515,094	25,012,965
Federal Signal Corp.	256,751	13,548,750
Flowserve Corp.	554,173	19,224,261
Fluence Energy, Inc. *	154,973	2,893,346
Fluor Corp. *	602,318	22,087,001
Franklin Electric Co., Inc.	164,975	15,766,661
FTAI Aviation Ltd., Class A	421,021	10,639,201
FTC Solar, Inc. *(a)	140,151	430,264
FuelCell Energy, Inc. *	1,717,822	5,737,525
Gates Industrial Corp. plc *	430,098	6,038,576
GATX Corp.	149,255	16,282,228
Gibraltar Industries, Inc. *	130,995	6,996,443
Global Industrial Co.	69,256	1,948,171
GMS, Inc. *	179,466	10,895,381
GrafTech International Ltd.	817,236	4,617,383
Granite Construction, Inc.	185,479	8,012,693
Great Lakes Dredge & Dock Corp. *	281,263	1,613,043
Griffon Corp.	200,802	7,323,249
H&E Equipment Services, Inc.	143,007	7,936,889
Hayward Holdings, Inc. *	420,885	5,181,094
Heliogen, Inc. *	422,916	131,104
Helios Technologies, Inc.	137,848	9,337,824
Herc Holdings, Inc.	105,314	15,122,037
Hexcel Corp.	356,830	26,030,749
Hillenbrand, Inc.	294,630	13,888,858
Hillman Solutions Corp. *	511,378	4,546,150
Hyliion Holdings Corp. *	537,732	1,521,782
Hyster-Yale Materials Handling, Inc.	43,494	1,692,352
Hyzon Motors, Inc. *(a)	364,242	473,515
IES Holdings, Inc. *	36,921	1,552,897
Insteel Industries, Inc.	82,645	2,458,689
ITT, Inc.	350,627	31,868,488
Janus International Group, Inc. *	334,579	3,476,276
JELD-WEN Holding, Inc. *	357,973	4,707,345
John Bean Technologies Corp.	135,130	14,984,566
Kadant, Inc.	49,377	10,599,267
Kaman Corp.	118,128	3,071,328
Kennametal, Inc.	341,256	9,667,782
Kratos Defense & Security Solutions, Inc. *	532,693	6,738,566
Lindsay Corp.	46,525	7,001,547
Markforged Holding Corp. *	400,478	532,636
Masonite International Corp. *	94,263	8,370,554
MasTec, Inc. *	249,937	24,423,844
Maxar Technologies, Inc.	315,085	16,226,878
McGrath RentCorp	103,456	10,639,415
MDU Resources Group, Inc.	861,680	27,444,508
Mercury Systems, Inc. *	245,919	12,871,400
Microvast Holdings, Inc. *	806,350	1,040,192
Moog, Inc., Class A	122,781	12,108,662
MRC Global, Inc. *	353,132	3,955,078
MSC Industrial Direct Co., Inc., Class A	200,077	16,910,508
Mueller Industries, Inc.	240,954	17,823,367
Mueller Water Products, Inc., Class A	660,201	9,156,988
MYR Group, Inc. *	70,333	8,482,863
National Presto Industries, Inc.	21,632	1,484,604
Nauticus Robotics, Inc. *(a)	47,755	177,649
Nikola Corp. *(a)	1,441,948	3,201,125
NOW, Inc. *	467,950	6,013,158
nVent Electric plc	706,154	32,370,099
Omega Flex, Inc.	12,910	1,502,466
SECURITY	NUMBER OF SHARES	VALUE ($)
Oshkosh Corp.	277,210	24,724,360
Parsons Corp. *	140,118	6,309,514
PGT Innovations, Inc. *	253,912	5,370,239
Primoris Services Corp.	225,227	6,193,743
Proterra, Inc. *	823,217	3,457,511
Proto Labs, Inc. *	114,919	3,613,053
Quanex Building Products Corp.	140,871	3,655,602
RBC Bearings, Inc. *	123,017	28,270,537
Resideo Technologies, Inc. *	617,645	11,327,609
REV Group, Inc.	131,890	1,541,794
Rocket Lab USA, Inc. *	921,266	4,145,697
Rush Enterprises, Inc., Class A	179,607	10,180,125
Rush Enterprises, Inc., Class B	31,389	1,882,712
Sarcos Technology & Robotics Corp. *	329,505	207,588
SES AI Corp. *(a)	604,016	1,950,972
Shoals Technologies Group, Inc., Class A *	574,921	14,108,561
Simpson Manufacturing Co., Inc.	180,547	19,473,799
SiteOne Landscape Supply, Inc. *	191,259	28,371,360
Spirit AeroSystems Holdings, Inc., Class A	446,352	15,256,311
SPX Technologies, Inc. *	191,546	13,492,500
Standex International Corp.	50,707	5,865,786
Stem, Inc. *	615,576	5,023,100
SunPower Corp. *	362,230	5,440,695
Sunrun, Inc. *	903,458	21,719,130
Tecnoglass, Inc.	85,111	3,124,425
Tennant Co.	78,795	5,580,262
Terex Corp.	285,859	16,925,711
Terran Orbital Corp. *(a)	253,352	673,916
The AZEK Co., Inc. *	464,597	11,192,142
The Gorman-Rupp Co.	96,258	2,681,748
The Greenbrier Cos., Inc.	138,548	4,448,776
The Manitowoc Co., Inc. *	150,302	2,842,211
The Shyft Group, Inc.	136,643	3,543,153
The Timken Co.	280,547	23,972,741
Thermon Group Holdings, Inc. *	142,056	3,757,381
Titan International, Inc. *	215,309	2,671,985
Titan Machinery, Inc. *	84,965	3,890,547
TPI Composites, Inc. *	178,326	2,061,449
Trinity Industries, Inc.	344,746	9,621,861
Triton International Ltd.	249,221	17,181,296
Triumph Group, Inc. *	275,768	3,480,192
Tutor Perini Corp. *	177,647	1,440,717
UFP Industries, Inc.	261,328	22,351,384
Univar Solutions, Inc. *	691,477	24,028,826
V2X, Inc. *	46,631	2,162,279
Valmont Industries, Inc.	90,401	28,686,949
Velo3D, Inc. *(a)	263,601	835,615
Veritiv Corp.	57,190	8,660,854
Vertiv Holdings Co.	1,279,729	20,795,596
Vicor Corp. *	94,070	4,421,290
View, Inc. *	320,143	203,291
Virgin Galactic Holdings, Inc. *(a)	1,013,198	5,815,757
Wabash National Corp.	203,034	5,563,132
Watts Water Technologies, Inc., Class A	115,670	20,268,854
WESCO International, Inc. *	189,653	31,402,744
Zurn Elkay Water Solutions Corp.	618,341	14,221,843
		1,745,072,059

Commercial & Professional Services 4.0%
ABM Industries, Inc.	280,316	13,570,098
ACCO Brands Corp.	400,596	2,271,379
Alight, Inc., Class A *	1,139,062	10,934,995
ASGN, Inc. *	211,579	18,788,215
Aurora Innovation, Inc. *	1,561,078	2,435,282
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report103

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Barrett Business Services, Inc.	29,599	2,840,912
BlackSky Technology, Inc. *(a)	297,795	568,788
Brady Corp., Class A	196,737	10,852,013
BrightView Holdings, Inc. *	163,502	1,033,333
CACI International, Inc., Class A *	99,575	29,175,475
Casella Waste Systems, Inc., Class A *	214,873	16,721,417
CBIZ, Inc. *	215,623	10,800,556
Cimpress plc *	83,415	2,929,535
Clean Harbors, Inc. *	213,098	28,143,853
CoreCivic, Inc. *	487,508	4,733,703
Deluxe Corp.	182,240	3,360,506
Driven Brands Holdings, Inc. *	234,280	6,553,983
Ennis, Inc.	109,869	2,389,651
Exponent, Inc.	214,672	22,089,749
First Advantage Corp. *	244,810	3,552,193
FiscalNote Holdings, Inc. *(a)	306,003	719,107
Forrester Research, Inc. *	47,531	1,563,295
Franklin Covey Co. *	51,042	2,392,338
FTI Consulting, Inc. *	145,894	26,802,187
Harsco Corp. *	337,298	2,853,541
Healthcare Services Group, Inc. *	314,280	4,170,496
Heidrick & Struggles International, Inc.	83,681	2,872,769
Heritage-Crystal Clean, Inc. *	67,801	2,439,480
HireRight Holdings Corp. *	79,548	876,619
HNI Corp.	175,250	5,476,562
Huron Consulting Group, Inc. *	84,395	5,923,685
IAA, Inc. *	566,998	23,195,888
ICF International, Inc.	71,810	7,144,377
Insperity, Inc.	151,124	18,752,977
Interface, Inc.	247,788	2,185,490
KAR Auction Services, Inc. *	460,772	6,584,432
KBR, Inc.	581,501	32,046,520
Kelly Services, Inc., Class A	146,669	2,453,772
Kforce, Inc.	82,724	5,169,423
Korn Ferry	226,308	12,648,354
LegalZoom.com, Inc. *	400,351	3,270,868
Liquidity Services, Inc. *	115,271	1,459,331
ManpowerGroup, Inc.	214,227	18,183,588
Matthews International Corp., Class A	129,497	4,941,605
MillerKnoll, Inc.	319,785	7,633,268
Montrose Environmental Group, Inc. *	115,835	5,640,006
MSA Safety, Inc.	156,151	20,978,887
NV5 Global, Inc. *	52,733	5,548,566
Pitney Bowes, Inc.	686,236	2,978,264
Planet Labs PBC *	813,198	3,748,843
Resources Connection, Inc.	136,377	2,462,969
Science Applications International Corp.	233,554	24,906,198
SP Plus Corp. *	85,584	2,911,568
Steelcase, Inc., Class A	390,771	3,075,368
Stericycle, Inc. *	390,686	18,627,908
Sterling Check Corp. *	99,175	1,261,506
Tetra Tech, Inc.	224,536	30,736,733
The Brink's Co.	197,047	12,857,317
The GEO Group, Inc. *	525,527	4,603,616
TriNet Group, Inc. *	151,937	12,591,019
TrueBlue, Inc. *	137,862	2,578,019
UniFirst Corp.	63,936	12,539,768
Upwork, Inc. *	505,779	5,735,534
Viad Corp. *	87,182	2,241,449
VSE Corp.	44,614	2,561,290
		574,090,436

Consumer Durables & Apparel 4.1%
Acushnet Holdings Corp.	136,742	6,599,169
AMMO, Inc. *(a)	364,832	711,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Beazer Homes USA, Inc. *	122,629	1,828,398
Brunswick Corp.	307,284	26,862,767
Capri Holdings Ltd. *	545,692	27,049,952
Carter's, Inc.	161,795	12,197,725
Cavco Industries, Inc. *	35,131	10,012,335
Century Communities, Inc.	120,015	7,178,097
Columbia Sportswear Co.	149,900	13,071,280
Crocs, Inc. *	261,688	31,850,046
Dream Finders Homes, Inc., Class A *	90,311	1,086,441
Ethan Allen Interiors, Inc.	96,374	2,847,852
Fossil Group, Inc. *	202,633	877,401
G-III Apparel Group Ltd. *	181,382	3,013,662
GoPro, Inc., Class A *	548,096	2,844,618
Green Brick Partners, Inc. *	115,023	3,588,718
Hanesbrands, Inc.	1,477,566	8,392,575
Helen of Troy Ltd. *	101,734	11,464,404
Installed Building Products, Inc.	99,297	11,456,888
iRobot Corp. *	115,417	4,742,485
Johnson Outdoors, Inc., Class A	23,462	1,521,745
KB Home	352,054	12,416,945
Kontoor Brands, Inc.	209,530	10,926,990
Latham Group, Inc. *	175,879	559,295
La-Z-Boy, Inc.	182,439	5,907,375
Levi Strauss & Co., Class A	410,887	7,371,313
LGI Homes, Inc. *	86,751	9,048,997
M.D.C. Holdings, Inc.	241,294	8,927,878
M/I Homes, Inc. *	116,432	6,734,427
Malibu Boats, Inc., Class A *	86,260	5,154,898
Mattel, Inc. *	1,502,268	27,025,801
Meritage Homes Corp. *	155,073	16,938,624
Movado Group, Inc.	67,604	2,340,450
Oxford Industries, Inc.	63,517	7,470,234
Peloton Interactive, Inc., Class A *	1,329,581	17,178,187
Purple Innovation, Inc. *	211,145	912,146
PVH Corp.	276,407	22,178,898
Ralph Lauren Corp.	174,138	20,581,370
Skechers U.S.A., Inc., Class A *	568,628	25,309,632
Skyline Champion Corp. *	224,498	15,357,908
Smith & Wesson Brands, Inc.	195,101	2,134,405
Snap One Holdings Corp. *	72,821	851,278
Solo Brands, Inc., Class A *(a)	89,975	371,597
Sonos, Inc. *	538,683	10,466,611
Steven Madden Ltd.	309,859	11,247,882
Sturm Ruger & Co., Inc.	74,998	4,370,133
Taylor Morrison Home Corp. *	459,460	16,462,452
Tempur Sealy International, Inc.	724,734	30,975,131
TopBuild Corp. *	135,542	28,137,164
Topgolf Callaway Brands Corp. *	587,012	13,606,938
Traeger, Inc. *(a)	249,573	993,301
Tri Pointe Homes, Inc. *	427,275	10,186,236
Tupperware Brands Corp. *	161,378	661,650
Under Armour, Inc., Class A *	799,676	7,940,783
Under Armour, Inc., Class C *	836,185	7,358,428
Universal Electronics, Inc. *	50,110	637,399
Vista Outdoor, Inc. *	240,062	6,856,171
Vizio Holding Corp., Class A *	240,644	2,466,601
Wolverine World Wide, Inc.	333,807	5,591,267
YETI Holdings, Inc. *	365,829	14,260,014
		587,114,789

Consumer Services 4.2%
2U, Inc. *	330,749	2,963,511
Accel Entertainment, Inc. *	231,117	2,114,721
Adtalem Global Education, Inc. *	192,597	7,534,395
Bally's Corp. *	115,989	2,290,783
BJ's Restaurants, Inc. *	99,342	3,178,944
Bloomin' Brands, Inc.	371,643	9,699,882
See financial notes
104Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bowlero Corp. *(a)	145,239	2,233,776
Boyd Gaming Corp.	336,183	21,895,599
Bright Horizons Family Solutions, Inc. *	244,826	19,302,082
Brinker International, Inc. *	186,299	7,079,362
Carriage Services, Inc.	55,946	1,897,688
Chegg, Inc. *	532,623	8,463,380
Choice Hotels International, Inc.	117,387	13,893,925
Churchill Downs, Inc.	139,463	34,277,216
Chuy's Holdings, Inc. *	76,424	2,732,158
Coursera, Inc. *	359,294	4,049,243
Cracker Barrel Old Country Store, Inc.	94,062	10,248,996
Dave & Buster's Entertainment, Inc. *	178,047	7,125,441
Denny's Corp. *	241,814	2,821,969
Dine Brands Global, Inc.	66,407	5,091,425
Duolingo, Inc. *	104,983	9,531,407
Dutch Bros, Inc., Class A *(a)	125,439	4,183,391
El Pollo Loco Holdings, Inc.	83,775	1,002,787
Everi Holdings, Inc. *	379,128	7,199,641
First Watch Restaurant Group, Inc. *	48,662	743,555
Frontdoor, Inc. *	345,877	9,771,025
Golden Entertainment, Inc. *	93,204	3,831,616
Graham Holdings Co., Class B	16,247	10,181,345
Grand Canyon Education, Inc. *	130,016	14,729,513
H&R Block, Inc.	658,724	24,241,043
Hilton Grand Vacations, Inc. *	336,720	16,075,013
Hyatt Hotels Corp., Class A *	203,771	23,686,341
Jack in the Box, Inc.	89,178	6,991,555
Krispy Kreme, Inc.	284,737	3,704,428
Laureate Education, Inc.	570,634	6,767,719
Life Time Group Holdings, Inc. *	238,144	4,303,262
Light & Wonder, Inc. *	397,060	24,859,927
Lindblad Expeditions Holdings, Inc. *	143,269	1,229,248
Marriott Vacations Worldwide Corp.	162,334	24,835,479
Mister Car Wash, Inc. *	335,303	3,094,847
Monarch Casino & Resort, Inc.	56,240	4,140,389
OneSpaWorld Holdings Ltd. *	250,340	2,901,441
Papa John's International, Inc.	136,373	11,448,513
Penn Entertainment, Inc. *	657,565	20,075,459
Perdoceo Education Corp. *	285,236	3,931,978
Planet Fitness, Inc., Class A *	353,538	28,654,255
Playa Hotels & Resorts N.V. *	558,533	4,982,114
Portillo's, Inc., Class A *	149,558	3,397,958
Red Rock Resorts, Inc., Class A	207,164	9,046,852
Rover Group, Inc. *(a)	416,219	1,739,795
Rush Street Interactive, Inc. *	237,399	994,702
Ruth's Hospitality Group, Inc.	128,870	2,403,426
SeaWorld Entertainment, Inc. *	168,057	10,856,482
Shake Shack, Inc., Class A *	158,050	8,817,610
Six Flags Entertainment Corp. *	313,380	8,273,232
Sonder Holdings, Inc. *(a)	589,832	607,527
Strategic Education, Inc.	94,291	8,038,308
Stride, Inc. *	173,020	7,348,159
Sweetgreen, Inc., Class A *	318,599	2,778,183
Target Hospitality Corp. *	103,288	1,531,761
Texas Roadhouse, Inc.	283,509	28,787,504
The Cheesecake Factory, Inc.	202,869	7,595,415
The Wendy's Co.	721,836	15,851,519
Travel & Leisure Co.	344,271	14,442,168
Udemy, Inc. *	276,009	2,605,525
Vacasa, Inc., Class A *(a)	365,155	529,475
Vivint Smart Home, Inc. *	189,856	2,133,981
Wingstop, Inc.	126,807	21,601,572
WW International, Inc. *	223,161	816,769
		606,189,710

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Financials 4.7%
Affiliated Managers Group, Inc.	159,549	25,433,706
Alerus Financial Corp.	74,046	1,480,920
Apollo Commercial Real Estate Finance, Inc.	547,761	6,293,774
Arbor Realty Trust, Inc.	727,747	10,974,425
ARMOUR Residential REIT, Inc. (a)	562,452	3,054,114
Artisan Partners Asset Management, Inc., Class A	287,529	9,479,831
Assetmark Financial Holdings, Inc. *	91,166	2,853,496
Avantax, Inc. *	239,278	6,840,958
B. Riley Financial, Inc. (a)	68,022	2,705,915
BGC Partners, Inc., Class A	1,375,857	6,686,665
Blackstone Mortgage Trust, Inc., Class A	723,784	15,322,507
Blue Owl Capital, Inc.	1,487,989	18,361,784
Bread Financial Holdings, Inc.	211,076	8,668,891
Brightsphere Investment Group, Inc.	137,089	3,436,821
BrightSpire Capital, Inc.	405,632	2,997,620
Broadmark Realty Capital, Inc.	562,258	2,867,516
Cannae Holdings, Inc. *	307,772	6,949,492
Chimera Investment Corp.	980,183	6,361,388
Claros Mortgage Trust, Inc.	516,283	7,196,985
Cohen & Steers, Inc.	105,224	7,614,009
Cowen, Inc., Class A	112,903	4,402,088
Curo Group Holdings Corp.	91,719	267,819
Diamond Hill Investment Group, Inc.	12,832	2,240,467
Donnelley Financial Solutions, Inc. *	106,103	4,489,218
Dynex Capital, Inc.	196,484	2,599,483
Ellington Financial, Inc.	242,810	3,124,965
Encore Capital Group, Inc. *	99,042	5,118,491
Enova International, Inc. *	133,249	6,495,889
Evercore, Inc., Class A	151,399	19,860,521
Federated Hermes, Inc.	358,149	14,093,163
FirstCash Holdings, Inc.	158,903	14,023,190
Focus Financial Partners, Inc., Class A *	245,912	12,752,996
Forge Global Holdings, Inc. *(a)	430,002	774,004
Franklin BSP Realty Trust, Inc.	349,217	4,892,530
Granite Point Mortgage Trust, Inc.	218,509	1,308,869
Green Dot Corp., Class A *	198,310	3,754,008
Hamilton Lane, Inc., Class A	150,621	11,718,314
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	376,120	11,813,929
Houlihan Lokey, Inc.	211,368	20,227,918
Interactive Brokers Group, Inc., Class A	435,953	37,539,913
Invesco Mortgage Capital, Inc.	148,847	1,865,053
Jackson Financial, Inc., Class A	250,037	11,346,679
Janus Henderson Group plc	561,913	15,430,131
KKR Real Estate Finance Trust, Inc.	243,113	3,525,139
Ladder Capital Corp.	477,717	5,398,202
Lazard Ltd., Class A	478,134	17,863,086
LendingClub Corp. *	444,308	4,176,495
LendingTree, Inc. *	46,607	1,534,769
MFA Financial, Inc.	384,377	4,116,678
Moelis & Co., Class A	271,358	11,622,263
Moneylion, Inc. *	537,649	359,580
Navient Corp.	448,618	8,097,555
Nelnet, Inc., Class A	76,072	7,140,879
NerdWallet, Inc., Class A *	135,511	2,796,947
New York Mortgage Trust, Inc.	1,579,466	4,217,174
OneMain Holdings, Inc.	518,065	22,323,421
Open Lending Corp., Class A *	444,233	3,145,170
PennyMac Mortgage Investment Trust	377,558	4,919,581
Piper Sandler Cos.	59,845	9,035,997
PJT Partners, Inc., Class A	103,481	8,162,581
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report105

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PRA Group, Inc. *	164,854	7,016,186
PROG Holdings, Inc. *	212,082	5,242,667
Ready Capital Corp.	416,942	4,694,767
Redwood Trust, Inc.	480,767	3,658,637
Rithm Capital Corp.	2,009,395	18,285,494
Robinhood Markets, Inc., Class A *	2,155,685	21,707,748
SHF Holdings, Inc. *	14,145	10,184
SLM Corp.	1,060,877	15,255,411
StepStone Group, Inc., Class A	205,504	5,877,414
Stifel Financial Corp.	450,415	30,101,234
StoneX Group, Inc. *	73,041	7,364,724
TPG RE Finance Trust, Inc.	259,140	2,200,099
TPG, Inc.	216,763	7,157,514
Tradeweb Markets, Inc., Class A	470,828	33,376,997
Two Harbors Investment Corp.	409,285	6,781,852
Upstart Holdings, Inc. *(a)	297,731	5,511,001
Victory Capital Holdings, Inc., Class A	115,735	3,930,361
Virtu Financial, Inc., Class A	393,973	7,241,224
Virtus Investment Partners, Inc.	28,733	6,046,285
WisdomTree, Inc.	472,310	2,819,691
World Acceptance Corp. *	13,926	1,300,131
		679,735,593

Energy 5.2%
Antero Midstream Corp.	1,419,518	14,961,720
Arch Resources, Inc. (a)	76,713	12,070,790
Archrock, Inc.	567,097	6,277,764
Bristow Group, Inc. *	99,256	2,703,733
Cactus, Inc., Class A	257,527	11,833,366
California Resources Corp.	311,636	13,151,039
Callon Petroleum Co. *	216,889	8,406,618
ChampionX Corp.	844,925	25,829,357
Chord Energy Corp.	176,268	23,729,198
Civitas Resources, Inc.	220,104	15,444,698
Clean Energy Fuels Corp. *	744,406	4,168,674
CNX Resources Corp. *	765,571	11,751,515
Comstock Resources, Inc.	386,085	4,687,072
CONSOL Energy, Inc.	138,707	7,591,434
Core Laboratories N.V.	195,868	4,675,369
CVR Energy, Inc.	123,634	3,922,907
Delek US Holdings, Inc.	295,646	7,441,410
Denbury, Inc. *	211,062	17,596,239
Diamond Offshore Drilling, Inc. *	430,709	5,116,823
DMC Global, Inc. *	79,270	2,122,058
Dril-Quip, Inc. *	143,748	4,923,369
DTE Midstream LLC	410,314	20,597,763
Earthstone Energy, Inc., Class A *	160,064	2,232,893
Enviva, Inc.	130,033	5,664,237
Equitrans Midstream Corp.	1,832,861	11,052,152
Excelerate Energy, Inc., Class A	73,680	1,592,225
Expro Group Holdings N.V. *	289,908	6,589,609
Granite Ridge Resources, Inc. (a)	61,330	324,436
Green Plains, Inc. *	251,492	8,719,228
Gulfport Energy Corp. *	48,200	3,186,984
Helix Energy Solutions Group, Inc. *	606,545	5,022,193
Helmerich & Payne, Inc.	446,311	18,780,767
HighPeak Energy, Inc. (a)	57,068	1,526,569
International Seaways, Inc.	170,814	8,786,672
Kinetik Holdings, Inc.	88,025	2,618,744
Kosmos Energy Ltd. *	1,930,113	15,189,989
Liberty Energy, Inc.	657,047	10,019,967
Magnolia Oil & Gas Corp., Class A	706,520	15,437,462
Matador Resources Co.	475,792	25,592,852
Murphy Oil Corp.	619,288	24,164,618
Nabors Industries Ltd. *	37,938	5,702,461
NexTier Oilfield Solutions, Inc. *	675,694	6,169,086
Noble Corp. plc *	416,007	17,343,332
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Oil and Gas, Inc.	286,781	8,901,682
NOV, Inc.	1,664,947	36,429,040
Oceaneering International, Inc. *	424,610	8,870,103
Par Pacific Holdings, Inc. *	234,805	6,522,883
Patterson-UTI Energy, Inc.	919,750	12,600,575
PBF Energy, Inc., Class A	484,293	21,168,447
PDC Energy, Inc.	390,429	26,201,690
Peabody Energy Corp. *	494,424	13,497,775
Permian Resources Corp.	867,456	9,377,199
ProFrac Holding Corp., Class A *(a)	115,095	2,201,767
ProPetro Holding Corp. *	409,023	3,603,493
Range Resources Corp.	1,024,136	27,590,224
RPC, Inc.	351,691	3,084,330
SM Energy Co.	520,486	15,359,542
Southwestern Energy Co. *	4,677,421	24,790,331
Talos Energy, Inc. *	276,451	4,923,592
TechnipFMC plc *	1,892,051	28,929,460
Tellurian, Inc. *	2,151,570	3,205,839
Transocean Ltd. *	2,815,463	19,680,086
Uranium Energy Corp. *	1,544,403	5,714,291
US Silica Holdings, Inc. *	321,095	3,898,093
Valaris Ltd. *	254,923	17,143,572
Vital Energy, Inc. *	71,463	3,672,483
Weatherford International plc *	272,304	18,140,892
World Fuel Services Corp.	262,219	7,197,911
		757,424,692

Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	157,882	32,831,562
Grocery Outlet Holding Corp. *	374,702	10,135,689
Ingles Markets, Inc., Class A	60,860	5,440,884
Performance Food Group Co. *	659,791	37,337,573
PriceSmart, Inc.	106,217	7,405,449
Rite Aid Corp. *	241,217	931,098
SpartanNash Co.	149,652	4,004,687
Sprouts Farmers Market, Inc. *	448,237	13,577,099
The Andersons, Inc.	131,976	6,022,065
The Chefs' Warehouse, Inc. *	144,649	4,708,325
United Natural Foods, Inc. *	246,768	10,050,861
Weis Markets, Inc.	69,390	5,304,171
		137,749,463

Food, Beverage & Tobacco 1.8%
AppHarvest, Inc. *(a)	324,110	330,592
B&G Foods, Inc. (a)	303,865	3,849,969
Benson Hill, Inc. *	549,508	1,225,403
Beyond Meat, Inc. *(a)	256,664	4,578,886
BRC, Inc., Class A *(a)	156,142	1,039,906
Calavo Growers, Inc.	75,441	2,434,481
Cal-Maine Foods, Inc.	160,633	9,123,954
Celsius Holdings, Inc. *	171,270	15,551,316
Coca-Cola Consolidated, Inc.	19,494	10,855,234
Flowers Foods, Inc.	814,069	22,696,244
Fresh Del Monte Produce, Inc.	130,129	4,070,435
Freshpet, Inc. *	203,656	12,663,330
Hostess Brands, Inc. *	567,729	14,022,906
Ingredion, Inc.	277,727	27,606,064
J&J Snack Foods Corp.	63,354	8,946,218
John B Sanfilippo & Son, Inc.	37,675	3,382,085
Lancaster Colony Corp.	84,091	16,143,790
MGP Ingredients, Inc.	65,209	6,614,801
Mission Produce, Inc. *	170,561	1,964,863
National Beverage Corp. *	98,806	4,609,300
Pilgrim's Pride Corp. *	190,749	4,461,619
Seaboard Corp.	1,083	4,277,828
Sovos Brands, Inc. *	162,728	2,126,855
See financial notes
106Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tattooed Chef, Inc. *(a)	195,357	246,150
The Boston Beer Co., Inc., Class A *	39,961	12,939,372
The Duckhorn Portfolio, Inc. *	181,102	2,761,805
The Hain Celestial Group, Inc. *	379,089	6,759,157
The Simply Good Foods Co. *	356,771	13,660,762
The Vita Coco Co., Inc. *	102,771	1,737,858
Tootsie Roll Industries, Inc.	75,223	3,312,069
TreeHouse Foods, Inc. *	214,114	10,446,622
Turning Point Brands, Inc.	64,657	1,545,302
Universal Corp.	103,974	5,260,045
Utz Brands, Inc.	280,813	4,605,333
Vector Group Ltd.	556,888	7,389,904
Vital Farms, Inc. *	114,519	1,850,627
Westrock Coffee Co. *(a)	49,183	549,866
		255,640,951

Health Care Equipment & Services 6.1%
23andMe Holding Co., Class A *	1,216,014	3,052,195
Acadia Healthcare Co., Inc. *	385,531	27,954,853
Accolade, Inc. *	265,878	2,953,905
AdaptHealth Corp. *	325,092	5,198,221
Addus HomeCare Corp. *	68,193	7,408,488
Agiliti, Inc. *	141,373	2,694,569
AirSculpt Technologies, Inc. (a)	37,058	242,730
Akili, Inc., Class A *(a)	140,803	232,325
Alignment Healthcare, Inc. *	350,320	3,482,181
Amedisys, Inc. *	137,851	12,675,399
American Well Corp., Class A *	1,026,611	2,864,245
AMN Healthcare Services, Inc. *	183,727	16,537,267
AngioDynamics, Inc. *	165,197	2,045,139
Apollo Medical Holdings, Inc. *	168,042	5,864,666
Artivion, Inc. *	171,683	2,273,083
AtriCure, Inc. *	197,154	7,590,429
Atrion Corp.	5,711	3,243,848
Avanos Medical, Inc. *	197,092	5,532,372
Aveanna Healthcare Holdings, Inc. *	201,595	245,946
AxoGen, Inc. *	179,791	1,483,276
Axonics, Inc. *	210,043	12,621,484
Bioventus, Inc., Class A *	131,112	279,269
Brookdale Senior Living, Inc. *	787,762	2,544,471
Butterfly Network, Inc. *	608,397	1,496,657
Cano Health, Inc. *	770,880	1,271,952
Cardiovascular Systems, Inc. *	177,489	3,498,308
Castle Biosciences, Inc. *	104,741	2,637,378
Certara, Inc. *	446,986	8,099,386
Cerus Corp. *	749,771	2,144,345
Clover Health Investments Corp. *	1,383,382	1,826,064
Community Health Systems, Inc. *	532,817	3,228,871
Computer Programs & Systems, Inc. *	59,818	1,795,138
CONMED Corp.	129,280	12,435,443
CorVel Corp. *	38,715	6,979,540
Definitive Healthcare Corp. *	161,323	1,842,309
DocGo, Inc. *	350,012	3,202,610
Doximity, Inc., Class A *	481,378	16,188,742
Embecta Corp.	244,993	7,827,526
Enovis Corp. *	201,988	11,638,549
Envista Holdings Corp. *	690,966	26,712,746
Evolent Health, Inc., Class A *	390,391	13,667,589
Figs, Inc., Class A *	539,735	4,970,959
Fulgent Genetics, Inc. *	83,736	2,745,703
GeneDx Holdings Corp. *	1,127,860	563,930
Glaukos Corp. *	202,271	9,553,259
Globus Medical, Inc., Class A *	328,086	19,140,537
GoodRx Holdings, Inc., Class A *	318,415	1,684,415
Haemonetics Corp. *	214,533	16,684,231
Health Catalyst, Inc. *	232,532	3,246,147
HealthEquity, Inc. *	358,300	23,350,411
SECURITY	NUMBER OF SHARES	VALUE ($)
HealthStream, Inc. *	102,613	2,632,023
Heska Corp. *	43,273	3,523,720
Hims & Hers Health, Inc. *	516,160	5,817,123
ICU Medical, Inc. *	85,424	14,576,751
Inari Medical, Inc. *	204,887	11,526,943
Innovage Holding Corp. *(a)	80,115	608,073
Inogen, Inc. *	97,313	1,524,895
Inspire Medical Systems, Inc. *	122,469	31,833,367
Integer Holdings Corp. *	140,266	10,517,145
Integra LifeSciences Holdings Corp. *	308,037	17,133,018
Invitae Corp. *	974,384	2,094,926
iRhythm Technologies, Inc. *	127,656	15,022,558
Lantheus Holdings, Inc. *	291,762	21,578,718
LeMaitre Vascular, Inc.	82,312	4,124,654
LifeStance Health Group, Inc. *(a)	397,037	2,032,829
LivaNova plc *	226,980	10,740,694
Merit Medical Systems, Inc. *	241,272	17,028,978
Mesa Laboratories, Inc.	21,298	3,759,523
ModivCare, Inc. *	53,878	5,290,281
Multiplan Corp. *	1,000,459	1,010,464
National HealthCare Corp.	57,234	3,189,078
National Research Corp.	59,759	2,698,716
Neogen Corp. *	916,242	16,208,321
NeoGenomics, Inc. *	534,725	9,010,116
Nevro Corp. *	150,288	4,725,055
NextGen Healthcare, Inc. *	232,290	4,206,772
NuVasive, Inc. *	221,135	9,559,666
OmniAb, Inc., Class A *(b)	25,234	0
OmniAb, Inc., Class B *(b)	25,234	0
Omnicell, Inc. *	189,050	10,291,882
OPKO Health, Inc. *	1,729,105	1,971,180
Option Care Health, Inc. *	655,597	20,107,160
OraSure Technologies, Inc. *	310,196	1,957,337
Orthofix Medical, Inc. *	143,414	2,954,328
OrthoPediatrics Corp. *	67,943	2,973,186
Outset Medical, Inc. *	204,502	4,664,691
Owens & Minor, Inc. *	323,661	4,961,723
Paragon 28, Inc. *	107,755	1,897,566
Patterson Cos., Inc.	367,592	9,748,540
Pediatrix Medical Group, Inc. *	347,129	5,463,810
PetIQ, Inc. *	106,396	991,611
Phreesia, Inc. *	222,796	8,198,893
Premier, Inc., Class A	503,550	16,209,275
Privia Health Group, Inc. *	212,980	5,948,531
PROCEPT BioRobotics Corp. *	138,328	5,180,384
Progyny, Inc. *	318,451	11,961,020
Pulmonx Corp. *	158,161	1,776,148
QuidelOrtho Corp. *	226,737	19,712,515
RadNet, Inc. *	206,524	4,870,869
Schrodinger, Inc. *	225,892	4,908,633
Scilex Holding Co. *(a)(b)	280,273	1,921,871
Select Medical Holdings Corp.	441,620	12,007,648
Semler Scientific, Inc. *	21,245	467,390
Senseonics Holdings, Inc. *(a)	2,038,033	2,119,554
Sharecare, Inc. *	1,343,489	3,143,764
SI-BONE, Inc. *	128,146	2,534,087
Sight Sciences, Inc. *	110,894	1,217,616
Signify Health, Inc., Class A *	294,801	8,487,321
Silk Road Medical, Inc. *	161,366	8,550,784
Simulations Plus, Inc.	67,496	2,567,548
STAAR Surgical Co. *	204,412	11,322,381
Surgery Partners, Inc. *	264,037	8,832,038
Surmodics, Inc. *	59,780	1,305,595
Tandem Diabetes Care, Inc. *	272,276	9,763,817
Tenet Healthcare Corp. *	458,338	26,826,523
The Ensign Group, Inc.	235,154	21,041,580
The Joint Corp. *	62,390	979,523
The Pennant Group, Inc. *	120,508	1,810,030
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report107

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TransMedics Group, Inc. *	135,124	10,819,379
Treace Medical Concepts, Inc. *	133,463	2,864,116
US Physical Therapy, Inc.	55,167	5,590,072
Varex Imaging Corp. *	168,260	2,976,519
Veradigm, Inc. *	462,910	7,688,935
Vicarious Surgical, Inc. *(a)	167,965	470,302
ViewRay, Inc. *	614,314	2,653,836
Zimvie, Inc. *	87,052	990,652
		875,129,676

Household & Personal Products 1.0%
BellRing Brands, Inc. *	574,216	17,731,790
Central Garden & Pet Co. *	41,404	1,676,862
Central Garden & Pet Co., Class A *	175,269	6,735,588
Coty, Inc., Class A *	1,550,461	17,520,209
Edgewell Personal Care Co.	219,480	9,371,796
elf Beauty, Inc. *	213,118	15,930,571
Energizer Holdings, Inc.	280,507	10,162,769
Herbalife Nutrition Ltd. *	414,558	8,021,697
Inter Parfums, Inc.	75,564	9,098,661
Medifast, Inc.	46,290	5,190,498
Nu Skin Enterprises, Inc., Class A	209,465	8,345,086
Spectrum Brands Holdings, Inc.	172,569	11,047,867
The Beauty Health Co. *	424,962	5,358,771
The Honest Co., Inc. *	252,310	703,945
USANA Health Sciences, Inc. *	47,130	2,864,561
Veru, Inc. *(a)	220,691	872,833
WD-40 Co.	57,608	9,990,955
		140,624,459

Insurance 3.0%
Ambac Financial Group, Inc. *	190,376	3,150,723
American Equity Investment Life Holding Co.	293,953	12,243,142
AMERISAFE, Inc.	81,241	4,430,884
Argo Group International Holdings Ltd.	148,147	4,303,670
Assured Guaranty Ltd.	254,166	15,862,500
Axis Capital Holdings Ltd.	326,627	19,832,791
Bright Health Group, Inc. *	1,076,763	936,784
Brighthouse Financial, Inc. *	293,095	16,949,684
BRP Group, Inc., Class A *	260,599	7,489,615
CNO Financial Group, Inc.	484,774	12,419,910
Employers Holdings, Inc.	114,990	5,106,706
Enstar Group Ltd. *	57,544	14,070,083
First American Financial Corp.	438,982	24,925,398
Genworth Financial, Inc., Class A *	2,105,929	13,119,938
Goosehead Insurance, Inc., Class A *	89,517	4,175,968
Hagerty, Inc., Class A *(a)	135,662	1,218,245
Hippo Holdings, Inc. *(a)	64,877	1,116,533
Horace Mann Educators Corp.	173,467	6,411,340
James River Group Holdings Ltd.	157,980	3,807,318
Kemper Corp.	270,896	16,687,194
Kinsale Capital Group, Inc.	91,353	29,114,201
Lemonade, Inc. *	190,432	3,104,042
MBIA, Inc. *	202,580	2,793,578
Mercury General Corp.	113,114	3,851,532
National Western Life Group, Inc., Class A	10,195	2,750,509
Oscar Health, Inc., Class A *	472,974	2,620,276
Palomar Holdings, Inc. *	106,776	6,406,560
Primerica, Inc.	156,380	30,015,577
ProAssurance Corp.	228,628	4,547,411
RLI Corp.	171,189	23,608,675
Ryan Specialty Holdings, Inc. *	352,181	14,833,864
Safety Insurance Group, Inc.	62,504	5,043,448
SECURITY	NUMBER OF SHARES	VALUE ($)
Selective Insurance Group, Inc.	255,473	25,938,174
Selectquote, Inc. *	528,627	1,236,987
SiriusPoint Ltd. *	361,762	2,568,510
Stewart Information Services Corp.	114,746	4,875,558
The Hanover Insurance Group, Inc.	150,797	21,033,166
Trupanion, Inc. *	149,185	8,858,605
United Fire Group, Inc.	91,517	2,611,895
Unum Group	792,579	35,309,394
White Mountains Insurance Group Ltd.	10,760	15,532,813
		434,913,201

Materials 5.0%
5E Advanced Materials, Inc. *(a)	127,730	863,455
AdvanSix, Inc.	116,841	4,808,007
Alpha Metallurgical Resources, Inc.	61,575	10,328,591
Amyris, Inc. *(a)	967,959	1,209,949
Arconic Corp. *	429,543	11,357,117
Ashland, Inc.	211,144	21,490,236
ATI, Inc. *	548,478	22,295,631
Avient Corp.	362,478	15,814,915
Balchem Corp.	136,211	17,707,430
Cabot Corp.	238,382	18,958,520
Carpenter Technology Corp.	205,385	9,926,257
Century Aluminum Co. *	217,284	2,622,618
Chase Corp.	31,594	3,094,316
Clearwater Paper Corp. *	70,861	2,734,526
Coeur Mining, Inc. *	1,194,752	3,727,626
Commercial Metals Co.	497,074	25,723,579
Compass Minerals International, Inc.	144,122	5,553,021
Danimer Scientific, Inc. *(a)	372,864	961,989
Diversey Holdings Ltd. *	332,118	1,962,817
Eagle Materials, Inc.	156,118	21,906,478
Ecovyst, Inc. *	282,166	2,832,947
Element Solutions, Inc.	954,208	19,599,432
Ginkgo Bioworks Holdings, Inc. *(a)	3,773,741	5,547,399
Graphic Packaging Holding Co.	1,301,211	30,968,822
Greif, Inc., Class A	108,458	7,705,941
Greif, Inc., Class B	23,466	1,930,782
H.B. Fuller Co.	225,900	15,758,784
Hawkins, Inc.	79,859	3,247,866
Hecla Mining Co.	2,383,935	12,277,265
Huntsman Corp.	765,121	22,448,650
Ingevity Corp. *	148,953	12,297,560
Innospec, Inc.	105,069	11,500,853
Kaiser Aluminum Corp.	67,574	5,359,970
Koppers Holdings, Inc.	88,652	3,181,720
Kronos Worldwide, Inc.	93,949	1,060,684
Livent Corp. *	760,574	17,835,460
Louisiana-Pacific Corp.	303,765	17,773,290
LSB Industries, Inc. *	215,734	2,931,825
Materion Corp.	87,142	9,732,019
Mativ Holdings, Inc.	232,778	6,031,278
Mercer International, Inc.	171,636	1,850,236
Minerals Technologies, Inc.	137,317	8,342,008
MP Materials Corp. *	391,445	13,700,575
Myers Industries, Inc.	154,366	3,988,817
NewMarket Corp.	28,901	9,927,494
O-I Glass, Inc. *	656,886	14,596,007
Olin Corp.	539,730	31,169,407
Orion Engineered Carbons S.A.	242,544	6,184,872
Pactiv Evergreen, Inc.	167,202	1,807,454
Perimeter Solutions S.A. *	626,293	5,361,068
Piedmont Lithium, Inc. *	69,559	4,514,379
PureCycle Technologies, Inc. *(a)	561,977	3,585,413
Quaker Chemical Corp.	57,784	11,312,952
Ranpak Holdings Corp. *	169,683	1,069,003
See financial notes
108Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Schnitzer Steel Industries, Inc., Class A	106,901	3,494,594
Sensient Technologies Corp.	178,313	13,443,017
Silgan Holdings, Inc.	354,414	18,925,708
Stepan Co.	89,603	9,326,776
Summit Materials, Inc., Class A *	501,740	14,821,400
SunCoke Energy, Inc.	352,780	3,354,938
Sylvamo Corp.	139,913	6,901,908
The Chemours Co.	639,579	21,860,810
The Scotts Miracle-Gro Co.	171,539	14,151,968
TimkenSteel Corp. *	167,784	3,068,769
TriMas Corp.	177,665	5,328,173
Trinseo plc	147,973	3,430,014
Tronox Holdings plc, Class A	484,263	7,554,503
United States Lime & Minerals, Inc.	8,778	1,415,891
United States Steel Corp.	992,604	30,403,461
Valhi, Inc.	9,610	227,661
Valvoline, Inc.	750,035	26,401,232
Warrior Met Coal, Inc.	218,694	8,369,419
Worthington Industries, Inc.	128,354	7,757,716
		730,717,268

Media & Entertainment 2.1%
Advantage Solutions, Inc. *	397,318	874,100
Altice USA, Inc., Class A *	907,854	3,595,102
AMC Networks, Inc., Class A *	119,093	2,662,920
Angi, Inc. *	323,548	828,283
Bumble, Inc., Class A *	334,919	8,098,341
Cardlytics, Inc. *	142,605	777,197
Cargurus, Inc. *	396,456	6,759,575
Cars.com, Inc. *	262,108	5,032,474
Cinemark Holdings, Inc. *	454,197	6,181,621
Clear Channel Outdoor Holdings, Inc. *	2,011,778	3,560,847
Endeavor Group Holdings, Inc., Class A *	736,228	16,425,247
Eventbrite, Inc., Class A *	342,876	3,003,594
fuboTV, Inc. *(a)	821,178	1,568,450
Gannett Co., Inc. *	615,512	1,865,001
Gray Television, Inc.	362,491	4,241,145
iHeartMedia, Inc., Class A *	442,080	3,209,501
Integral Ad Science Holding Corp. *	155,916	1,702,603
John Wiley & Sons, Inc., Class A	185,850	8,268,467
Liberty Media Corp. - Liberty Braves, Class A *	43,777	1,499,362
Liberty Media Corp. - Liberty Braves, Class C *	157,015	5,255,292
Lions Gate Entertainment Corp., Class A *	253,057	2,684,935
Lions Gate Entertainment Corp., Class B *	530,518	5,278,654
Loop Media, Inc. *	140,164	810,148
Madison Square Garden Entertainment Corp. *	111,330	6,738,805
Madison Square Garden Sports Corp.	77,226	14,760,978
Magnite, Inc. *	496,725	5,528,549
MediaAlpha, Inc., Class A *	98,602	1,492,834
Nexstar Media Group, Inc.	159,796	29,706,076
Nextdoor Holdings, Inc. *	538,058	1,108,399
Playtika Holding Corp. *	382,342	3,670,483
QuinStreet, Inc. *	213,632	3,625,335
Scholastic Corp.	125,987	5,746,267
Shutterstock, Inc.	101,573	7,640,321
Sinclair Broadcast Group, Inc., Class A	186,406	3,032,826
Skillz, Inc. *	1,243,106	777,563
SECURITY	NUMBER OF SHARES	VALUE ($)
System1, Inc. *	86,928	382,483
TechTarget, Inc. *	114,280	4,311,784
TEGNA, Inc.	945,417	16,450,256
The E.W. Scripps Co., Class A *	245,868	3,102,854
The New York Times Co., Class A	697,857	26,867,495
TripAdvisor, Inc. *	443,785	9,572,442
Vimeo, Inc. *	666,222	2,551,630
Vivid Seats, Inc., Class A *	98,796	757,765
Warner Music Group Corp., Class A	494,399	15,603,232
WideOpenWest, Inc. *	218,806	2,391,550
World Wrestling Entertainment, Inc., Class A	183,402	15,405,768
Yelp, Inc. *	295,658	8,875,653
Ziff Davis, Inc. *	200,093	15,803,345
ZipRecruiter, Inc., Class A *	220,139	3,755,571
		303,843,123

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	405,272	19,258,525
2seventy bio, Inc. *	160,877	2,170,231
4D Molecular Therapeutics, Inc. *	122,248	2,352,052
Absci Corp. *(a)	193,669	410,578
ACADIA Pharmaceuticals, Inc. *	507,486	10,499,885
Aclaris Therapeutics, Inc. *	216,654	2,699,509
Adaptive Biotechnologies Corp. *	465,915	3,983,573
Agenus, Inc. *	1,166,147	2,402,263
Agios Pharmaceuticals, Inc. *	232,774	5,891,510
Akero Therapeutics, Inc. *	130,524	5,940,147
Akoya Biosciences, Inc. *	71,058	819,299
Alector, Inc. *	258,041	2,203,670
Alkermes plc *	696,619	18,627,592
Allogene Therapeutics, Inc. *	385,788	2,449,754
Allovir, Inc. *	194,320	1,311,660
ALX Oncology Holdings, Inc. *	88,397	585,188
Amicus Therapeutics, Inc. *	1,058,651	13,963,607
Amneal Pharmaceuticals, Inc. *	429,668	885,116
Amphastar Pharmaceuticals, Inc. *	159,822	5,091,929
Amylyx Pharmaceuticals, Inc. *	168,114	5,853,729
AnaptysBio, Inc. *	83,879	2,088,587
Anavex Life Sciences Corp. *(a)	328,825	3,130,414
Anika Therapeutics, Inc. *	62,154	1,970,282
Apellis Pharmaceuticals, Inc. *	398,448	26,090,375
Arcellx, Inc. *	115,639	3,239,048
Arcturus Therapeutics Holdings, Inc. *	102,537	1,666,226
Arcus Biosciences, Inc. *	220,958	4,023,645
Arcutis Biotherapeutics, Inc. *	170,657	2,761,230
Arrowhead Pharmaceuticals, Inc. *	448,903	14,499,567
Arvinas, Inc. *	205,232	6,290,361
Atara Biotherapeutics, Inc. *	405,568	1,642,550
Atea Pharmaceuticals, Inc. *	324,062	1,147,179
Avid Bioservices, Inc. *	263,314	4,334,148
Avidity Biosciences, Inc. *	281,289	6,666,549
Axsome Therapeutics, Inc. *	145,262	9,905,416
Azenta, Inc. *	318,062	13,959,741
Beam Therapeutics, Inc. *	250,722	10,089,053
Berkeley Lights, Inc. *	233,593	408,788
BioCryst Pharmaceuticals, Inc. *	788,921	6,981,951
BioLife Solutions, Inc. *	145,222	3,377,864
Bionano Genomics, Inc. *(a)	1,247,835	1,672,099
Bioxcel Therapeutics, Inc. *(a)	82,309	2,627,303
Blueprint Medicines Corp. *	253,365	10,735,075
Bridgebio Pharma, Inc. *	455,760	5,204,779
C4 Therapeutics, Inc. *	185,015	975,029
Cara Therapeutics, Inc. *	192,479	1,955,587
CareDx, Inc. *	227,868	3,832,740
Caribou Biosciences, Inc. *	232,233	1,414,299
Cassava Sciences, Inc. *(a)	159,338	3,935,649
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report109

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Catalyst Pharmaceuticals, Inc. *	406,081	6,196,796
Celldex Therapeutics, Inc. *	199,420	8,533,182
Century Therapeutics, Inc. *(a)	86,015	387,928
Cerevel Therapeutics Holdings, Inc. *	271,463	7,245,347
Chinook Therapeutics, Inc. *	189,977	4,145,298
Codexis, Inc. *	281,191	1,359,558
Coherus Biosciences, Inc. *	273,858	1,854,019
Collegium Pharmaceutical, Inc. *	142,487	3,780,180
Corcept Therapeutics, Inc. *	405,707	8,450,877
Crinetics Pharmaceuticals, Inc. *	184,594	3,625,426
CRISPR Therapeutics AG *	332,040	16,376,213
CryoPort, Inc. *	207,629	4,497,244
Cullinan Oncology, Inc. *	124,415	1,404,645
Cytek Biosciences, Inc. *	337,292	3,474,108
Cytokinetics, Inc. *	401,289	17,399,891
Day One Biopharmaceuticals, Inc. *	115,455	2,126,681
Deciphera Pharmaceuticals, Inc. *	208,875	3,028,688
Denali Therapeutics, Inc. *	465,731	12,644,597
Design Therapeutics, Inc. *	126,951	897,544
DICE Therapeutics, Inc. *	143,616	4,285,501
Dynavax Technologies Corp. *	502,152	5,172,166
Dyne Therapeutics, Inc. *	108,162	1,393,127
Eagle Pharmaceuticals, Inc. *	44,281	1,239,868
Edgewise Therapeutics, Inc. *	169,900	1,627,642
Editas Medicine, Inc. *	290,018	2,621,763
Emergent BioSolutions, Inc. *	189,219	2,342,531
Enanta Pharmaceuticals, Inc. *	82,589	4,005,566
Entrada Therapeutics, Inc. *(a)	71,889	916,585
EQRx, Inc. *	966,849	2,185,079
Erasca, Inc. *	257,801	928,084
Exelixis, Inc. *	1,367,436	23,355,807
Fate Therapeutics, Inc. *	348,041	2,130,011
FibroGen, Inc. *	370,650	8,228,430
G1 Therapeutics, Inc. *	149,766	542,153
Generation Bio Co. *	204,682	810,541
Gossamer Bio, Inc. *(a)	324,498	561,382
GreenLight Biosciences Holdings PBC *(a)	369,634	177,424
Halozyme Therapeutics, Inc. *	573,074	27,501,821
Harmony Biosciences Holdings, Inc. *	125,706	5,534,835
Heron Therapeutics, Inc. *	449,846	1,066,135
HilleVax, Inc. *(a)	51,513	867,994
Humacyte, Inc. *(a)	210,688	644,705
IGM Biosciences, Inc. *	37,752	793,547
ImmunityBio, Inc. *(a)	435,523	1,062,676
ImmunoGen, Inc. *	840,329	3,260,477
Immunovant, Inc. *	235,668	4,117,120
Inhibrx, Inc. *	127,353	3,064,113
Innoviva, Inc. *	267,094	3,223,825
Inovio Pharmaceuticals, Inc. *	1,068,243	1,345,986
Insmed, Inc. *	573,746	11,692,943
Instil Bio, Inc. *	259,794	201,886
Intellia Therapeutics, Inc. *	361,604	14,525,633
Intra-Cellular Therapies, Inc. *	373,457	18,310,597
Invivyd, Inc. *(a)	224,421	390,493
Ionis Pharmaceuticals, Inc. *	602,289	21,622,175
Iovance Biotherapeutics, Inc. *	583,585	4,254,335
Ironwood Pharmaceuticals, Inc. *	565,763	6,376,149
iTeos Therapeutics, Inc. *	104,283	1,846,852
IVERIC bio, Inc. *	540,423	11,229,990
Keros Therapeutics, Inc. *	73,830	3,929,233
Kinnate Biopharma, Inc. *	68,092	359,526
Kodiak Sciences, Inc. *	136,871	889,662
Kronos Bio, Inc. *	182,389	317,357
Krystal Biotech, Inc. *	91,706	7,511,638
Kura Oncology, Inc. *	266,256	3,173,772
Kymera Therapeutics, Inc. *	164,804	5,171,550
Lexicon Pharmaceuticals, Inc. *	403,017	906,788
SECURITY	NUMBER OF SHARES	VALUE ($)
Ligand Pharmaceuticals, Inc. *	67,924	4,900,037
Lyell Immunopharma, Inc. *	618,382	1,329,521
MacroGenics, Inc. *	227,133	1,383,240
Madrigal Pharmaceuticals, Inc. *	51,474	13,949,969
Mallinckrodt plc *	55,325	513,969
MannKind Corp. *	1,115,050	5,887,464
Maravai LifeSciences Holdings, Inc., Class A *	462,912	6,827,952
Medpace Holdings, Inc. *	106,765	20,699,598
Mersana Therapeutics, Inc. *	382,833	2,319,968
MiMedx Group, Inc. *	486,003	2,337,674
Mind Medicine MindMed, Inc. *(a)	138,649	515,774
Mirati Therapeutics, Inc. *	219,409	10,057,709
Monte Rosa Therapeutics, Inc. *(a)	128,177	779,316
Morphic Holding, Inc. *	125,731	5,346,082
Myovant Sciences Ltd. *(a)	184,408	4,971,640
Myriad Genetics, Inc. *	342,930	6,488,236
NanoString Technologies, Inc. *	182,461	1,780,819
Natera, Inc. *	462,272	22,443,306
Nektar Therapeutics *	790,396	1,090,746
NGM Biopharmaceuticals, Inc. *	162,045	768,093
Nkarta, Inc. *	135,295	568,239
Novavax, Inc. *(a)	333,962	3,092,488
Nurix Therapeutics, Inc. *	186,089	1,754,819
Nuvation Bio, Inc. *	573,875	1,113,318
Ocugen, Inc. *(a)	933,774	930,226
Omeros Corp. *(a)	269,303	1,015,272
OmniAb, Inc. *	439,198	1,831,456
Organogenesis Holdings, Inc. *	294,938	722,598
Pacific Biosciences of California, Inc. *	958,751	8,705,459
Pacira BioSciences, Inc. *	194,316	8,272,032
Perrigo Co., plc	570,848	21,515,261
Phathom Pharmaceuticals, Inc. *(a)	94,563	809,459
Phibro Animal Health Corp., Class A	86,989	1,366,597
Pliant Therapeutics, Inc. *	178,947	5,701,251
PMV Pharmaceuticals, Inc. *	139,149	1,003,264
Poseida Therapeutics, Inc. *	216,724	1,233,160
Precigen, Inc. *	428,515	539,929
Prelude Therapeutics, Inc. *(a)	47,069	266,411
Prestige Consumer Healthcare, Inc. *	209,872	12,644,788
Prime Medicine, Inc. *(a)	38,531	633,064
Prometheus Biosciences, Inc. *	145,684	17,830,265
Protagonist Therapeutics, Inc. *	195,950	3,178,309
Prothena Corp. plc *	168,623	9,402,418
PTC Therapeutics, Inc. *	304,871	13,313,717
Quanterix Corp. *	146,601	1,612,611
RAPT Therapeutics, Inc. *	92,007	2,709,606
Reata Pharmaceuticals, Inc., Class A *	118,349	3,688,938
Recursion Pharmaceuticals, Inc., Class A *	553,976	4,514,904
REGENXBIO, Inc. *	159,977	3,559,488
Relay Therapeutics, Inc. *	379,753	6,133,011
Replimune Group, Inc. *	137,095	3,002,381
Revance Therapeutics, Inc. *	349,072	12,112,798
REVOLUTION Medicines, Inc. *	320,155	8,567,348
Rhythm Pharmaceuticals, Inc. *	188,324	4,578,156
Rocket Pharmaceuticals, Inc. *	246,090	4,727,389
Roivant Sciences Ltd. *	458,077	3,705,843
Sage Therapeutics, Inc. *	219,334	9,133,068
Sana Biotechnology, Inc. *(a)	373,685	1,371,424
Sangamo Therapeutics, Inc. *	571,666	1,743,581
Scholar Rock Holding Corp. *	149,812	1,285,387
Seer, Inc. *	153,729	628,752
Seres Therapeutics, Inc. *	388,627	1,962,566
SIGA Technologies, Inc.	168,791	1,156,218
SomaLogic, Inc. *	637,422	1,619,052
Sotera Health Co. *	418,256	6,980,693
SpringWorks Therapeutics, Inc. *	187,394	5,977,869
See financial notes
110Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stoke Therapeutics, Inc. *	93,755	833,482
Supernus Pharmaceuticals, Inc. *	228,929	8,605,441
Syndax Pharmaceuticals, Inc. *	269,510	6,832,078
Tarsus Pharmaceuticals, Inc. *	79,763	1,235,529
TG Therapeutics, Inc. *	585,451	9,378,925
TherapeuticsMD, Inc. *(a)	37,312	185,068
Theravance Biopharma, Inc. *	246,045	2,657,286
Third Harmonic Bio, Inc. *(a)	47,536	201,553
Travere Therapeutics, Inc. *	233,896	5,183,135
Twist Bioscience Corp. *	239,383	4,658,393
Tyra Biosciences, Inc. *(a)	57,726	762,560
Ultragenyx Pharmaceutical, Inc. *	296,847	13,206,723
uniQure N.V. *	175,201	3,672,213
Vanda Pharmaceuticals, Inc. *	238,247	1,534,311
Vaxart, Inc. *(a)	567,296	442,151
Vaxcyte, Inc. *	267,946	10,977,748
VBI Vaccines, Inc. *	797,781	382,935
Ventyx Biosciences, Inc. *	117,525	5,082,956
Veracyte, Inc. *	304,035	7,482,301
Vericel Corp. *	199,968	6,081,027
Verve Therapeutics, Inc. *	177,931	3,380,689
Vir Biotechnology, Inc. *	321,763	7,336,196
Xencor, Inc. *	253,801	8,154,626
Y-mAbs Therapeutics, Inc. *	138,666	526,931
Zentalis Pharmaceuticals, Inc. *	186,666	3,533,587
		1,034,104,886

Real Estate 6.1%
Acadia Realty Trust	402,588	5,865,707
Agree Realty Corp.	375,291	26,563,097
Alexander & Baldwin, Inc.	307,280	5,736,918
Alexander's, Inc.	9,116	1,995,584
American Assets Trust, Inc.	220,222	5,556,201
Anywhere Real Estate, Inc. *	465,994	2,698,105
Apartment Investment & Management Co., Class A	640,853	4,806,398
Apple Hospitality REIT, Inc.	901,916	14,890,633
Armada Hoffler Properties, Inc.	287,270	3,682,801
Brandywine Realty Trust	727,343	4,284,050
Brixmor Property Group, Inc.	1,271,035	28,776,232
Broadstone Net Lease, Inc.	733,908	13,026,867
CareTrust REIT, Inc.	410,765	8,079,748
Centerspace	63,853	3,997,836
Chatham Lodging Trust	207,226	2,530,229
City Office REIT, Inc.	169,865	1,437,058
Community Healthcare Trust, Inc.	99,666	3,861,061
Compass, Inc., Class A *	1,072,226	3,870,736
Corporate Office Properties Trust	476,325	12,112,945
Cousins Properties, Inc.	641,007	15,698,261
Cushman & Wakefield plc *	687,692	8,898,734
DiamondRock Hospitality Co.	887,868	7,742,209
DigitalBridge Group, Inc.	609,618	7,480,013
Diversified Healthcare Trust	1,029,639	1,009,046
Doma Holdings, Inc. *	476,897	271,831
Douglas Emmett, Inc.	744,145	10,514,769
Easterly Government Properties, Inc.	384,337	5,803,489
EastGroup Properties, Inc.	184,710	30,157,602
Elme Communities	370,258	6,890,501
Empire State Realty Trust, Inc., Class A	557,376	4,063,271
EPR Properties	317,660	12,973,234
Equity Commonwealth	464,387	9,858,936
Essential Properties Realty Trust, Inc.	602,937	15,531,657
eXp World Holdings, Inc.	310,701	3,753,268
First Industrial Realty Trust, Inc.	559,900	29,534,725
Forestar Group, Inc. *	75,243	1,073,718
Four Corners Property Trust, Inc.	355,163	9,642,675
SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Street Properties Corp.	383,478	928,017
FRP Holdings, Inc. *	27,544	1,505,280
Getty Realty Corp.	179,827	6,173,461
Gladstone Commercial Corp.	167,295	2,288,596
Global Medical REIT, Inc.	261,732	2,633,024
Global Net Lease, Inc.	439,321	6,203,213
Highwoods Properties, Inc.	446,149	11,822,948
Hudson Pacific Properties, Inc.	544,094	5,021,988
Independence Realty Trust, Inc.	949,458	17,175,695
Industrial Logistics Properties Trust	283,459	1,162,182
Innovative Industrial Properties, Inc.	118,370	10,465,092
InvenTrust Properties Corp.	286,010	6,918,582
iStar, Inc.	365,662	2,815,597
JBG SMITH Properties	419,096	7,229,406
Kennedy-Wilson Holdings, Inc.	495,393	8,278,017
Kite Realty Group Trust	929,038	20,178,705
LTC Properties, Inc.	171,752	6,152,157
LXP Industrial Trust	1,166,923	12,171,007
Marcus & Millichap, Inc.	105,025	3,609,709
National Health Investors, Inc.	183,654	10,100,970
National Storage Affiliates Trust	358,420	15,161,166
Newmark Group, Inc., Class A	522,696	4,192,022
NexPoint Diversified Real Estate Trust	139,436	1,702,514
NexPoint Residential Trust, Inc.	96,069	4,652,622
Offerpad Solutions, Inc. *	338,946	192,657
Office Properties Income Trust	205,622	3,380,426
One Liberty Properties, Inc.	69,085	1,564,775
Opendoor Technologies, Inc. *	2,151,725	3,098,484
Orion Office REIT, Inc.	241,315	2,065,656
Outfront Media, Inc.	619,702	10,813,800
Paramount Group, Inc.	701,010	3,694,323
Park Hotels & Resorts, Inc.	953,371	13,108,851
Pebblebrook Hotel Trust	556,556	7,942,054
Phillips Edison & Co., Inc.	496,410	16,922,617
Physicians Realty Trust	967,959	14,354,832
Piedmont Office Realty Trust, Inc., Class A	523,140	4,786,731
PotlatchDeltic Corp.	342,433	15,806,707
Rayonier, Inc.	620,670	20,842,099
RE/MAX Holdings, Inc., Class A	77,888	1,440,149
Redfin Corp. *	462,058	3,423,850
Retail Opportunity Investments Corp.	527,244	7,502,682
RLJ Lodging Trust	687,299	7,793,971
RPT Realty	361,260	3,872,707
Ryman Hospitality Properties, Inc.	233,828	21,692,224
Sabra Health Care REIT, Inc.	979,104	11,661,129
Safehold, Inc.	103,090	3,080,329
Saul Centers, Inc.	54,927	2,159,730
Seritage Growth Properties, Class A *	155,664	1,880,421
Service Properties Trust	701,540	7,702,909
SITE Centers Corp.	782,575	10,463,028
SL Green Realty Corp. (a)	272,379	9,274,505
Spirit Realty Capital, Inc.	591,761	24,368,718
STAG Industrial, Inc.	759,690	25,555,972
Summit Hotel Properties, Inc.	451,490	3,341,026
Sunstone Hotel Investors, Inc.	890,974	9,417,595
Tanger Factory Outlet Centers, Inc.	441,922	8,347,907
Tejon Ranch Co. *	104,740	2,012,055
Terreno Realty Corp.	305,811	19,024,502
The Howard Hughes Corp. *	146,048	12,139,510
The Macerich Co.	909,183	10,864,737
The Necessity Retail REIT, Inc.	569,798	3,908,814
The RMR Group, Inc., Class A	60,866	1,712,769
The St. Joe Co.	143,209	6,133,641
UMH Properties, Inc.	220,238	3,746,248
Uniti Group, Inc.	1,007,325	5,530,214
Universal Health Realty Income Trust	53,837	2,854,438
Urban Edge Properties	498,151	7,671,525
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report111

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Urstadt Biddle Properties, Inc., Class A	134,040	2,318,892
Veris Residential, Inc. *	335,671	5,417,730
WeWork, Inc., Class A *(a)	977,337	1,133,711
Xenia Hotels & Resorts, Inc.	481,562	6,761,130
		875,994,895

Retailing 3.3%
1-800-Flowers.com, Inc., Class A *	119,973	1,187,733
Abercrombie & Fitch Co., Class A *	209,286	6,155,101
Academy Sports & Outdoors, Inc.	337,924	19,988,205
American Eagle Outfitters, Inc.	739,121	10,621,169
America's Car-Mart, Inc. *	24,682	2,096,983
Arko Corp.	309,700	2,483,794
Asbury Automotive Group, Inc. *	93,812	21,304,705
AutoNation, Inc. *	144,957	19,788,080
BARK, Inc. *	434,179	586,142
Bed Bath & Beyond, Inc. *(a)	322,192	454,291
Big Lots, Inc.	122,918	1,763,873
Boot Barn Holdings, Inc. *	126,163	9,771,324
Caleres, Inc.	154,686	4,038,851
Camping World Holdings, Inc., Class A (a)	169,075	3,859,982
CarParts.com, Inc. *	213,663	1,339,667
Chewy, Inc., Class A *	392,443	15,913,564
Chico's FAS, Inc. *	529,125	3,042,469
ContextLogic, Inc., Class A *	2,430,903	1,183,120
Designer Brands, Inc., Class A	216,477	2,119,310
Dick's Sporting Goods, Inc.	235,678	30,315,261
Dillard's, Inc., Class A	14,496	5,166,519
Foot Locker, Inc.	336,108	14,694,642
Franchise Group, Inc.	113,761	3,163,693
Funko, Inc., Class A *	144,995	1,567,396
Genesco, Inc. *	52,798	2,374,326
Group 1 Automotive, Inc.	61,808	13,663,895
Groupon, Inc. *(a)	92,982	698,295
GrowGeneration Corp. *	254,827	1,079,192
Guess?, Inc.	129,381	2,722,176
Haverty Furniture Cos., Inc.	57,518	2,170,729
Hibbett, Inc.	54,202	3,898,750
Kohl's Corp.	494,403	13,863,060
Lands' End, Inc. *	56,213	427,219
Leslie's, Inc. *	627,463	7,912,308
Lithia Motors, Inc.	115,865	29,566,431
LL Flooring Holdings, Inc. *	122,387	618,054
Macy's, Inc.	1,148,275	23,493,706
MarineMax, Inc. *	91,069	3,058,097
Monro, Inc.	133,029	6,709,983
Murphy USA, Inc.	88,078	22,467,817
National Vision Holdings, Inc. *	334,120	12,482,723
Nordstrom, Inc.	471,849	9,191,619
Ollie's Bargain Outlet Holdings, Inc. *	246,801	14,200,930
Overstock.com, Inc. *	194,391	3,765,354
Petco Health & Wellness Co., Inc. *	338,522	3,486,777
PetMed Express, Inc.	89,834	1,687,083
Qurate Retail, Inc., Class A *	1,451,445	3,062,549
Rent the Runway, Inc., Class A *(a)	189,222	645,247
Revolve Group, Inc. *	172,775	4,678,747
Sally Beauty Holdings, Inc. *	454,173	7,307,644
Shoe Carnival, Inc.	72,944	1,922,074
Signet Jewelers Ltd.	195,788	14,022,337
Sleep Number Corp. *	93,396	3,722,765
Sonic Automotive, Inc., Class A	70,657	4,019,677
Sportsman's Warehouse Holdings, Inc. *	163,379	1,468,777
Stitch Fix, Inc., Class A *	316,678	1,475,719
The Aaron's Co., Inc.	131,308	1,884,270
SECURITY	NUMBER OF SHARES	VALUE ($)
The Buckle, Inc.	125,100	5,102,829
The Children's Place, Inc. *	55,443	2,321,398
The Container Store Group, Inc. *	141,024	613,454
The Gap, Inc.	894,870	11,642,259
The ODP Corp. *	170,827	7,735,047
Torrid Holdings, Inc. *(a)	41,734	113,934
Upbound Group, Inc.	212,087	5,694,536
Urban Outfitters, Inc. *	254,351	6,854,759
Victoria's Secret & Co. *	344,419	13,652,769
Volta, Inc. *	527,330	452,396
Warby Parker, Inc., Class A *	263,093	3,422,840
Winmark Corp.	11,831	3,454,652
Xometry, Inc., Class A *	125,103	3,804,382
Zumiez, Inc. *	66,474	1,546,185
		472,765,644

Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A *	175,833	1,825,147
Allegro MicroSystems, Inc. *	275,858	12,049,477
Alpha & Omega Semiconductor Ltd. *	93,682	2,502,246
Ambarella, Inc. *	154,751	14,594,567
Amkor Technology, Inc.	425,727	10,966,728
Ascent Solar Technologies, Inc. *	28,587	14,039
Axcelis Technologies, Inc. *	139,302	17,905,879
CEVA, Inc. *	98,466	3,107,587
Cirrus Logic, Inc. *	233,386	23,980,411
Cohu, Inc. *	201,408	7,492,378
Credo Technology Group Holding Ltd. *	382,555	4,058,909
Diodes, Inc. *	192,713	17,669,855
FormFactor, Inc. *	326,279	9,820,998
Ichor Holdings Ltd. *	121,505	4,003,590
Impinj, Inc. *	90,155	11,956,356
Kulicke & Soffa Industries, Inc.	245,999	13,111,747
Lattice Semiconductor Corp. *	580,853	49,349,271
MACOM Technology Solutions Holdings, Inc. *	216,652	14,849,328
MaxLinear, Inc. *	305,905	10,465,010
MKS Instruments, Inc.	242,413	23,497,092
Navitas Semiconductor Corp. *(a)	327,779	2,127,286
Onto Innovation, Inc. *	209,833	17,304,927
PDF Solutions, Inc. *	125,338	4,692,655
Photronics, Inc. *	261,964	4,615,806
Power Integrations, Inc.	242,378	19,935,590
Rambus, Inc. *	455,482	20,145,969
Rigetti Computing, Inc., Class A *(a)	303,255	227,350
Semtech Corp. *	268,843	8,283,053
Silicon Laboratories, Inc. *	141,059	25,183,263
SiTime Corp. *	68,208	8,468,023
SkyWater Technology, Inc. *	37,449	491,705
SMART Global Holdings, Inc. *	206,208	3,443,674
Synaptics, Inc. *	169,040	19,880,794
Ultra Clean Holdings, Inc. *	192,842	6,143,946
Veeco Instruments, Inc. *	217,905	4,634,839
		398,799,495

Software & Services 7.2%
8x8, Inc. *	475,105	2,527,559
A10 Networks, Inc.	271,268	4,128,699
ACI Worldwide, Inc. *	476,519	12,318,016
Adeia, Inc.	445,181	4,389,485
Agilysys, Inc. *	84,076	6,718,513
Alarm.com Holdings, Inc. *	211,211	10,735,855
Alkami Technology, Inc. *	154,515	2,373,350
Altair Engineering, Inc., Class A *	222,080	14,226,445
Alteryx, Inc., Class A *	259,453	16,944,875
See financial notes
112Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amplitude, Inc., Class A *	227,281	3,000,109
Appfolio, Inc., Class A *	79,691	10,523,993
Appian Corp., Class A *	174,004	7,212,466
Asana, Inc., Class A *	319,616	4,727,121
AvePoint, Inc. *	364,682	1,823,410
AvidXchange Holdings, Inc. *	563,023	5,602,079
BigCommerce Holdings, Inc. *	259,070	2,466,346
Blackbaud, Inc. *	188,887	10,519,117
Blackline, Inc. *	230,605	15,764,158
Blend Labs, Inc., Class A *(a)	711,890	1,124,786
Box, Inc., Class A *	602,974	20,109,183
Braze, Inc., Class A *(a)	137,950	4,235,065
C3.ai, Inc., Class A *(a)	355,328	8,023,306
Cantaloupe, Inc. *	235,036	1,353,807
Cass Information Systems, Inc.	51,238	2,477,357
CCC Intelligent Solutions Holdings, Inc. *	446,745	4,002,835
Cerence, Inc. *	166,897	4,569,640
Cipher Mining, Inc. *(a)	175,260	266,395
Clear Secure, Inc., Class A	317,864	9,771,139
Clearwater Analytics Holdings, Inc., Class A *	223,765	3,850,996
CommVault Systems, Inc. *	188,867	11,120,489
Conduent, Inc. *	706,714	2,812,722
Confluent, Inc., Class A *	650,903	15,875,524
Consensus Cloud Solutions, Inc. *	75,085	3,081,488
Couchbase, Inc. *	105,257	1,711,479
CS Disco, Inc. *	70,860	496,020
CSG Systems International, Inc.	128,626	7,228,781
Cvent Holding Corp. *	269,579	1,957,144
Cyxtera Technologies, Inc. *(a)	230,988	517,413
Digital Turbine, Inc. *	382,696	4,110,155
DigitalOcean Holdings, Inc. *	257,364	8,230,501
Dolby Laboratories, Inc., Class A	260,968	21,472,447
Domo, Inc., Class B *	132,106	2,030,469
DoubleVerify Holdings, Inc. *	314,532	8,262,756
Dropbox, Inc., Class A *	1,143,050	23,318,220
Duck Creek Technologies, Inc. *	320,111	6,062,902
D-Wave Quantum, Inc. *(a)	153,894	106,956
E2open Parent Holdings, Inc. *	731,096	4,532,795
Ebix, Inc.	99,324	1,726,251
Embark Technology, Inc. *(a)	60,291	247,193
Enfusion, Inc., Class A *	57,639	617,890
EngageSmart, Inc. *	126,316	2,657,689
Envestnet, Inc. *	234,598	14,664,721
Euronet Worldwide, Inc. *	199,626	21,729,290
Everbridge, Inc. *	169,260	5,531,417
EverCommerce, Inc. *	121,736	1,217,360
EVERTEC, Inc.	276,697	10,185,217
Evo Payments, Inc., Class A *	204,861	6,934,545
ExlService Holdings, Inc. *	140,105	23,048,674
Expensify, Inc., Class A *	187,277	1,576,872
Fastly, Inc., Class A *	474,435	6,589,902
Flywire Corp. *	265,673	6,570,093
Freshworks, Inc., Class A *	683,571	10,212,551
Gitlab, Inc., Class A *	254,575	11,211,483
Grid Dynamics Holdings, Inc. *	219,969	2,562,639
HashiCorp, Inc., Class A *	312,100	9,113,320
Informatica, Inc., Class A *	161,885	2,792,516
Instructure Holdings, Inc. *	72,613	1,871,237
Intapp, Inc. *	63,997	2,533,001
InterDigital, Inc.	113,904	8,313,853
International Money Express, Inc. *	139,687	3,569,003
Jamf Holding Corp. *	189,658	4,024,543
Kaltura, Inc. *	299,891	578,790
Kyndryl Holdings, Inc. *	865,676	13,582,456
LivePerson, Inc. *	296,653	3,002,128
LiveRamp Holdings, Inc. *	281,173	6,644,118
SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Digital Holdings, Inc. *(a)	470,103	3,337,731
Marqeta, Inc., Class A *	1,867,937	10,834,035
Matterport, Inc. *	939,530	2,865,566
Maximus, Inc.	256,551	21,057,706
MeridianLink, Inc. *	86,847	1,368,709
MicroStrategy, Inc., Class A *(a)	39,633	10,394,547
Model N, Inc. *	141,361	4,693,185
Momentive Global, Inc. *	542,983	3,746,583
MoneyGram International, Inc. *	408,506	4,432,290
N-Able, Inc. *	284,426	3,367,604
nCino, Inc. *	324,303	8,837,257
NCR Corp. *	582,744	14,877,454
New Relic, Inc. *	246,226	17,967,111
NextNav, Inc. *(a)	99,130	273,599
Nutanix, Inc., Class A *	975,123	27,547,225
ON24, Inc. *	181,256	1,747,308
OneSpan, Inc. *	149,565	2,022,119
PagerDuty, Inc. *	344,036	10,272,915
Paycor HCM, Inc. *	200,839	4,974,782
Payoneer Global, Inc. *	845,992	4,906,754
Pegasystems, Inc.	173,886	8,064,833
Perficient, Inc. *	146,887	10,399,600
Porch Group, Inc. *	353,872	884,680
PowerSchool Holdings, Inc., Class A *	135,654	3,113,259
Procore Technologies, Inc. *	292,498	19,594,441
Progress Software Corp.	182,438	10,479,239
PROS Holdings, Inc. *	172,629	4,503,891
Q2 Holdings, Inc. *	244,080	7,878,902
Qualtrics International, Inc., Class A *	468,129	7,920,743
Qualys, Inc. *	146,492	17,308,030
Rackspace Technology, Inc. *	237,254	557,547
Rapid7, Inc. *	250,850	11,865,205
Remitly Global, Inc. *	412,230	6,030,925
Repay Holdings Corp. *	320,149	2,714,863
RingCentral, Inc., Class A *	328,095	10,840,259
Riot Platforms, Inc. *(a)	709,110	4,431,937
Rubicon Technologies, Inc. *(a)	75,476	75,046
Sabre Corp. *	1,389,657	7,031,664
Samsara, Inc., Class A *	421,786	7,026,955
SentinelOne, Inc., Class A *	892,042	14,263,752
Shift4 Payments, Inc., Class A *	224,679	14,491,795
Smartsheet, Inc., Class A *	553,591	24,369,076
SolarWinds Corp. *	199,472	1,699,501
SoundHound AI, Inc., Class A *(a)	485,133	1,450,548
Sprinklr, Inc., Class A *	254,878	2,765,426
Sprout Social, Inc., Class A *	200,472	12,224,783
SPS Commerce, Inc. *	152,695	23,001,975
Squarespace, Inc., Class A *	173,229	4,055,291
Sumo Logic, Inc. *	457,199	5,426,952
Telos Corp. *	226,655	877,155
Tenable Holdings, Inc. *	476,898	21,093,198
Teradata Corp. *	431,531	17,589,204
Thoughtworks Holding, Inc. *	275,874	2,030,433
Toast, Inc., Class A *	1,310,507	24,794,792
TTEC Holdings, Inc.	79,894	3,216,532
Tucows, Inc., Class A *(a)	42,123	973,884
Unisys Corp. *	287,374	1,431,122
Upland Software, Inc. *	124,708	722,059
Varonis Systems, Inc. *	467,429	12,657,977
Verint Systems, Inc. *	276,028	10,317,927
Verra Mobility Corp. *	590,356	10,171,834
Workiva, Inc. *	193,859	17,292,223
Xperi, Inc. *	178,685	2,088,828
Yext, Inc. *	443,532	3,255,525
Zeta Global Holdings Corp., Class A *	531,705	5,641,390
Zuora, Inc., Class A *	523,813	4,436,696
		1,044,609,495

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report113

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.6%
908 Devices, Inc. *(a)	93,361	840,249
ADTRAN Holdings, Inc.	299,478	5,225,891
Advanced Energy Industries, Inc.	158,471	14,750,481
Aeva Technologies, Inc. *	436,281	780,943
AEye, Inc. *	498,989	294,753
Avid Technology, Inc. *	140,590	4,085,545
Avnet, Inc.	387,873	17,341,802
Badger Meter, Inc.	124,048	15,086,718
Belden, Inc.	181,267	15,295,310
Benchmark Electronics, Inc.	149,385	3,553,869
Calix, Inc. *	241,549	12,355,231
Casa Systems, Inc. *	145,816	527,854
Clearfield, Inc. *	48,589	3,046,044
Coherent Corp. *	587,983	25,359,707
CommScope Holding Co., Inc. *	883,131	6,393,868
Comtech Telecommunications Corp.	118,265	1,891,057
Corsair Gaming, Inc. *	163,285	2,857,488
CTS Corp.	135,327	5,861,012
Diebold Nixdorf, Inc. *	318,321	1,024,994
Digi International, Inc. *	149,547	4,990,383
ePlus, Inc. *	113,753	6,162,000
Evolv Technologies Holdings, Inc. *	304,057	836,157
Extreme Networks, Inc. *	557,056	10,428,088
Fabrinet *	155,128	18,905,449
FARO Technologies, Inc. *	79,027	2,149,534
Harmonic, Inc. *	446,149	5,884,705
Infinera Corp. *	810,214	5,728,213
Inseego Corp. *	336,899	301,693
Insight Enterprises, Inc. *	128,527	17,212,336
IonQ, Inc. *(a)	641,919	3,042,696
IPG Photonics Corp. *	136,158	16,780,112
Itron, Inc. *	191,660	10,688,878
Kimball Electronics, Inc. *	104,001	2,601,065
Knowles Corp. *	387,175	6,574,232
Lightwave Logic, Inc. *(a)	478,329	2,822,141
Littelfuse, Inc.	104,910	27,143,364
Lumentum Holdings, Inc. *	289,181	15,560,830
Methode Electronics, Inc.	154,870	7,546,815
MicroVision, Inc. *(a)	702,028	1,797,192
Mirion Technologies, Inc. *	517,264	4,696,757
Napco Security Technologies, Inc. *	123,364	3,898,302
National Instruments Corp.	553,360	27,950,214
NETGEAR, Inc. *	122,110	2,210,191
NetScout Systems, Inc. *	290,720	8,268,077
nLight, Inc. *	192,477	2,174,990
Novanta, Inc. *	151,291	23,739,071
OSI Systems, Inc. *	66,357	6,141,340
Ouster, Inc. *	1,115,627	1,338,752
PAR Technology Corp. *	115,857	3,956,517
PC Connection, Inc.	47,574	2,083,741
Plexus Corp. *	117,404	11,257,870
Presto Automation, Inc. *(a)	55,454	117,008
Ribbon Communications, Inc. *	375,302	1,673,847
Rogers Corp. *	79,741	11,737,875
Sanmina Corp. *	243,153	14,701,030
ScanSource, Inc. *	106,699	3,326,875
SmartRent, Inc. *	525,857	1,361,970
Super Micro Computer, Inc. *	195,131	19,116,984
TTM Technologies, Inc. *	433,747	5,764,498
ViaSat, Inc. *	320,675	10,184,638
Viavi Solutions, Inc. *	957,979	10,480,290
Vishay Intertechnology, Inc.	549,380	11,663,337
Vontier Corp.	669,690	17,525,787
Xerox Holdings Corp.	475,097	7,834,350
		516,933,010

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.8%
Anterix, Inc. *	80,414	2,428,503
ATN International, Inc.	45,563	1,915,924
Bandwidth, Inc., Class A *	92,415	1,469,398
Charge Enterprises, Inc. *(a)	430,112	486,027
Cogent Communications Holdings, Inc.	181,225	11,732,506
Consolidated Communications Holdings, Inc. *	317,080	960,752
EchoStar Corp., Class A *	150,055	2,995,098
Frontier Communications Parent, Inc. *	945,228	25,861,438
Globalstar, Inc. *	2,974,243	3,807,031
Gogo, Inc. *	274,895	4,524,772
IDT Corp., Class B *	86,443	2,628,732
Iridium Communications, Inc. *	532,607	32,686,092
Liberty Latin America Ltd., Class A *	156,486	1,380,206
Liberty Latin America Ltd., Class C *	618,545	5,430,825
Radius Global Infrastructure, Inc., Class A *	322,143	4,390,809
Shenandoah Telecommunications Co.	212,764	4,153,153
Telephone and Data Systems, Inc.	422,817	5,365,548
United States Cellular Corp. *	59,191	1,428,279
		113,645,093

Transportation 1.8%
Air Transport Services Group, Inc. *	240,232	5,028,056
Allegiant Travel Co. *	66,181	6,786,862
ArcBest Corp.	103,441	9,951,024
Atlas Air Worldwide Holdings, Inc. *	109,293	11,017,827
Daseke, Inc. *	251,770	2,051,926
Forward Air Corp.	112,789	11,640,953
Frontier Group Holdings, Inc. *	157,462	1,851,753
GXO Logistics, Inc. *	502,830	24,925,283
Hawaiian Holdings, Inc. *	217,766	2,438,979
Heartland Express, Inc.	196,946	3,176,739
Hub Group, Inc., Class A *	138,507	12,705,247
JetBlue Airways Corp. *	1,374,815	11,410,965
Joby Aviation, Inc. *(a)	1,238,122	5,819,173
Kirby Corp. *	253,963	18,419,936
Landstar System, Inc.	152,193	27,514,972
Marten Transport Ltd.	243,735	5,379,231
Matson, Inc.	160,279	10,660,156
Ryder System, Inc.	213,098	20,864,425
Saia, Inc. *	112,173	30,384,301
Schneider National, Inc., Class B	157,367	4,415,718
SkyWest, Inc. *	213,786	4,076,899
Spirit Airlines, Inc.	460,664	8,439,365
Sun Country Airlines Holdings, Inc. *	138,471	2,776,344
TuSimple Holdings, Inc., Class A *	573,785	1,101,667
Universal Logistics Holdings, Inc.	28,477	845,767
Werner Enterprises, Inc.	249,403	11,584,769
Wheels Up Experience, Inc. *	750,083	832,592
		256,100,929

Utilities 2.5%
ALLETE, Inc.	242,026	14,809,571
Altus Power, Inc. *	152,640	1,033,373
American States Water Co.	156,789	14,001,258
Avista Corp.	312,854	12,864,556
Black Hills Corp.	275,890	16,942,405
California Water Service Group	232,657	13,317,287
Chesapeake Utilities Corp.	75,095	9,618,918
Clearway Energy, Inc., Class A	146,797	4,361,339
Clearway Energy, Inc., Class C	348,580	10,948,898
See financial notes
114Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hawaiian Electric Industries, Inc.	464,197	18,776,769
IDACORP, Inc.	214,476	22,176,818
MGE Energy, Inc.	152,987	10,828,420
Middlesex Water Co.	74,729	5,716,768
Montauk Renewables, Inc. *	266,336	2,626,073
National Fuel Gas Co.	387,663	22,205,337
New Jersey Resources Corp.	407,884	20,814,320
Northwest Natural Holding Co.	148,544	7,180,617
NorthWestern Corp.	244,739	14,141,019
ONE Gas, Inc.	229,545	18,400,327
Ormat Technologies, Inc.	206,732	17,472,989
Otter Tail Corp. (a)	176,509	12,512,723
PNM Resources, Inc.	363,818	17,827,082
Portland General Electric Co.	378,574	18,095,837
SJW Group	113,182	8,651,632
Southwest Gas Holdings, Inc.	261,607	16,483,857
Spire, Inc.	222,524	15,665,690
Sunnova Energy International, Inc. *	418,400	7,439,152
The York Water Co.	60,147	2,615,192
Unitil Corp.	67,710	3,678,007
		361,206,234
Total Common Stocks (Cost $13,949,604,522)		14,405,230,793

SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)	25,728,630	25,728,630
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)(d)	211,484,085	211,484,085
		237,212,715
Total Short-Term Investments (Cost $237,212,715)		237,212,715
Total Investments in Securities (Cost $14,186,817,237)		14,642,443,508

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/17/23	268	25,447,940	(26,402)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $205,782,115.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,530,101,117	$—	$—	$13,530,101,117
Health Care Equipment & Services	873,207,805	—	1,921,871*	875,129,676
Short-Term Investments[1]	237,212,715	—	—	237,212,715
Liabilities
Futures Contracts[2]	(26,402)	—	—	(26,402)
Total	$14,640,495,235	$—	$1,921,871	$14,642,417,106

*	Level 3 amount shown includes securities determined to have no value at February 28, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report115

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
116Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $14,186,817,237) including securities on loan of $205,782,115		$14,642,443,508
Cash		55,952
Deposit with broker for futures contracts		3,097,200
Receivables:
Dividends		12,700,405
Investments sold		11,493,054
Income from securities on loan		1,238,264
Variation margin on future contracts	+	3,527
Total assets		14,671,031,910

Liabilities
Collateral held for securities on loan		211,484,085
Payables:
Investments bought		26,121,547
Management fees	+	453,372
Total liabilities		238,059,004
Net assets		$14,432,972,906

Net Assets by Source
Capital received from investors		$14,486,875,532
Total distributable loss	+	(53,902,626)
Net assets		$14,432,972,906

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,432,972,906		328,550,000		$43.93

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report117

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $64,257)		$112,848,833
Securities on loan, net	+	6,923,491
Total investment income		119,772,324

Expenses
Management fees		2,715,741
Proxy fees[1]	+	85,432
Total expenses	–	2,801,173
Net investment income		116,971,151

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(392,278,903)
Net realized gains on sales of in-kind redemptions - unaffiliated		734,499,199
Net realized losses on futures contracts	+	(1,789,484)
Net realized gains		340,430,812
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		228,436,100
Net change in unrealized appreciation (depreciation) on futures contracts	+	781,514
Net change in unrealized appreciation (depreciation)	+	229,217,614
Net realized and unrealized gains		569,648,426
Increase in net assets resulting from operations		$686,619,577

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
118Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$116,971,151	$186,233,583
Net realized gains		340,430,812	1,257,485,653
Net change in unrealized appreciation (depreciation)	+	229,217,614	(4,548,673,429)
Increase (decrease) in net assets resulting from operations		$686,619,577	($3,104,954,193)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($110,188,050)	($200,176,110)

TRANSACTIONS IN FUND SHARES[1]
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,200,000	$1,949,762,589	69,550,000	$3,368,413,273
Shares redeemed	+	(40,350,000)	(1,631,813,357)	(68,450,000)	(3,146,749,074)
Net transactions in fund shares		6,850,000	$317,949,232	1,100,000	$221,664,199

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		321,700,000	$13,538,592,147	320,600,000	$16,622,058,251
Total increase (decrease)	+	6,850,000	894,380,759	1,100,000	(3,083,466,104)
End of period		328,550,000	$14,432,972,906	321,700,000	$13,538,592,147

[1]
For the period ended August 31, 2022, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10,
2022. The retroactive adjustment of the share split does not change the transaction in fund share values (see financial note 12 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report119

Schwab U.S. Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$72.38	$77.66	$57.31	$53.30	$52.71	$45.83
Income (loss) from investment operations:
Net investment income (loss)[1]	1.33	2.53	2.27	1.87	1.66	1.49
Net realized and unrealized gains (losses)	2.20	(5.38)	20.27	3.98	0.48	6.75
Total from investment operations	3.53	(2.85)	22.54	5.85	2.14	8.24
Less distributions:
Distributions from net investment income	(1.34)	(2.43)	(2.19)	(1.84)	(1.55)	(1.36)
Net asset value at end of period	$74.57	$72.38	$77.66	$57.31	$53.30	$52.71
Total return	4.93%[2]	(3.74%)	40.15%	11.46%	4.18%	18.21%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3,4]	0.06%[4]	0.06%	0.06%	0.06%[5]	0.07%
Net investment income (loss)	3.61%[3]	3.31%	3.27%	3.48%	3.23%	2.99%
Portfolio turnover rate[6]	5%[2]	14%	46%	43%	24%	23%
Net assets, end of period (x 1,000,000)	$46,803	$37,095	$27,955	$12,694	$9,821	$8,093

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
120Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Banks 9.2%
1st Source Corp.	284,268	14,162,232
Bank of Hawaii Corp.	669,014	50,082,388
Bank OZK	1,851,824	85,239,459
Banner Corp.	568,327	35,793,235
Cathay General Bancorp	1,238,999	53,177,837
City Holding Co.	246,968	24,252,258
Comerica, Inc.	2,178,991	152,747,269
CVB Financial Corp.	2,187,348	52,343,238
Federal Agricultural Mortgage Corp., Class C	154,371	21,899,070
Fifth Third Bancorp	11,430,502	414,927,223
First Commonwealth Financial Corp.	1,558,721	24,955,123
First Horizon Corp.	8,939,555	221,432,777
Heritage Financial Corp.	585,958	16,330,649
Huntington Bancshares, Inc.	24,024,345	368,052,965
International Bancshares Corp.	882,261	42,816,126
KeyCorp	15,536,167	284,156,494
M&T Bank Corp.	2,925,414	454,287,540
Northwest Bancshares, Inc.	2,111,577	29,181,994
Premier Financial Corp.	593,678	14,735,088
Radian Group, Inc.	2,691,203	57,457,184
Regions Financial Corp.	15,565,260	362,981,863
S&T Bancorp, Inc.	651,712	24,282,789
Stock Yards Bancorp, Inc.	485,742	28,430,479
Synovus Financial Corp.	2,419,800	101,171,838
U.S Bancorp	22,523,171	1,075,030,952
Webster Financial Corp.	2,929,046	155,590,924
Zions Bancorp NA	2,507,448	126,927,018
		4,292,446,012

Capital Goods 11.8%
3M Co.	9,221,954	993,573,324
Cummins, Inc.	2,348,633	570,905,710
Fastenal Co.	9,572,627	493,564,648
Illinois Tool Works, Inc.	4,693,231	1,094,273,740
Lockheed Martin Corp.	3,931,063	1,864,345,938
McGrath RentCorp	406,402	41,794,382
MSC Industrial Direct Co., Inc., Class A	788,490	66,643,175
Snap-on, Inc.	887,076	220,598,060
Watsco, Inc.	553,174	168,557,649
		5,514,256,626

Commercial & Professional Services 0.2%
HNI Corp.	688,917	21,528,656
Insperity, Inc.	595,517	73,897,705
		95,426,361

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.7%
Ethan Allen Interiors, Inc.	377,360	11,150,988
Hasbro, Inc.	2,162,435	118,955,549
Leggett & Platt, Inc.	2,208,609	76,174,925
Sturm Ruger & Co., Inc.	294,927	17,185,396
Whirlpool Corp.	908,030	125,289,979
		348,756,837

Consumer Services 0.2%
H&R Block, Inc.	2,656,399	97,755,483

Diversified Financials 6.5%
BlackRock, Inc.	2,511,520	1,731,517,234
Cohen & Steers, Inc.	414,277	29,977,084
Evercore, Inc., Class A	599,782	78,679,403
Federated Hermes, Inc.	1,410,410	55,499,633
Franklin Resources, Inc.	4,732,519	139,467,335
Janus Henderson Group plc	2,208,389	60,642,362
Jefferies Financial Group, Inc.	3,096,321	117,009,971
Lazard Ltd., Class A	1,878,829	70,193,051
Northern Trust Corp.	3,471,073	330,689,125
T. Rowe Price Group, Inc.	3,759,377	422,102,849
		3,035,778,047

Energy 5.2%
EOG Resources, Inc.	9,762,325	1,103,337,972
ONEOK, Inc.	7,443,932	487,205,349
Valero Energy Corp.	6,562,643	864,496,962
		2,455,040,283

Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	29,998,558	1,392,833,048
Flowers Foods, Inc.	3,212,714	89,570,466
Kellogg Co.	4,249,074	280,183,940
PepsiCo, Inc.	10,513,074	1,824,333,731
The Coca-Cola Co.	30,143,251	1,793,824,867
Tyson Foods, Inc., Class A	4,824,368	285,795,560
		5,666,541,612

Household & Personal Products 1.5%
Kimberly-Clark Corp.	5,624,134	703,297,957

Insurance 5.9%
Cincinnati Financial Corp.	2,651,695	320,059,586
Employers Holdings, Inc.	455,322	20,220,850
Fidelity National Financial, Inc.	4,602,388	183,451,186
First American Financial Corp.	1,735,830	98,560,427
Mercury General Corp.	444,254	15,126,849
Principal Financial Group, Inc.	3,861,000	345,791,160
Prudential Financial, Inc.	6,196,351	619,635,100
Safety Insurance Group, Inc.	245,308	19,793,903
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report121

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Allstate Corp.	4,502,344	579,811,860
The Hartford Financial Services Group, Inc.	5,382,348	421,330,201
Unum Group	3,133,112	139,580,140
		2,763,361,262

Materials 3.2%
Amcor plc	25,032,900	278,866,506
International Paper Co.	6,030,212	219,439,415
LyondellBasell Industries N.V., Class A	4,238,283	406,832,785
Newmont Corp.	13,221,275	576,579,803
		1,481,718,509

Media & Entertainment 1.5%
Omnicom Group, Inc.	3,412,024	309,027,014
Paramount Global, Class B	8,411,699	180,178,593
The Interpublic Group of Cos., Inc.	6,513,471	231,488,759
		720,694,366

Pharmaceuticals, Biotechnology & Life Sciences 10.6%
Amgen, Inc.	6,702,160	1,552,622,386
Merck & Co., Inc.	17,397,325	1,848,291,808
Pfizer, Inc.	38,122,683	1,546,637,249
		4,947,551,443

Retailing 5.3%
Best Buy Co., Inc.	3,337,885	277,411,623
Genuine Parts Co.	2,355,712	416,631,224
PetMed Express, Inc. (a)	352,604	6,621,903
The Buckle, Inc.	492,496	20,088,912
The Home Depot, Inc.	5,982,300	1,773,991,242
		2,494,744,904

Semiconductors & Semiconductor Equipment 8.7%
Broadcom, Inc.	3,693,839	2,195,211,579
Texas Instruments, Inc.	11,023,285	1,889,942,213
		4,085,153,792

Software & Services 8.3%
Automatic Data Processing, Inc.	6,921,747	1,521,538,425
International Business Machines Corp.	13,005,456	1,681,605,461
Paychex, Inc.	5,336,007	589,095,173
The Western Union Co.	6,421,704	83,225,284
		3,875,464,343

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 4.1%
Cisco Systems, Inc.	39,752,696	1,924,825,540

Telecommunication Services 4.3%
Verizon Communications, Inc.	51,527,501	1,999,782,314

Utilities 0.3%
NRG Energy, Inc.	3,918,826	128,498,304
Total Common Stocks (Cost $44,654,921,670)		46,631,093,995

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (b)	45,569,534	45,569,534
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (b)(c)	1,193,400	1,193,400
		46,762,934
Total Short-Term Investments (Cost $46,762,934)		46,762,934
Total Investments in Securities (Cost $44,701,684,604)		46,677,856,929

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 03/17/23	732	119,616,120	(4,297,467)
S&P 400 Mid-Cap Index, e-mini, expires 03/17/23	115	29,936,800	(440,401)
Net Unrealized Depreciation			(4,737,868)

(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,149,336.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
See financial notes
122Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$46,631,093,995	$—	$—	$46,631,093,995
Short-Term Investments[1]	46,762,934	—	—	46,762,934
Liabilities
Futures Contracts[2]	(4,737,868)	—	—	(4,737,868)
Total	$46,673,119,061	$—	$—	$46,673,119,061

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report123

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $44,701,684,604) including securities on loan of $1,149,336		$46,677,856,929
Deposit with broker for futures contracts		8,683,500
Receivables:
Dividends		120,828,789
Fund shares sold		78,420,152
Income from securities on loan	+	352
Total assets		46,885,789,722

Liabilities
Collateral held for securities on loan		1,193,400
Payables:
Investments bought		63,159,659
Fund shares redeemed		14,968,240
Management fees		2,180,972
Variation margin on futures contracts	+	831,994
Total liabilities		82,334,265
Net assets		$46,803,455,457

Net Assets by Source
Capital received from investors		$45,805,898,842
Total distributable earnings	+	997,556,615
Net assets		$46,803,455,457

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$46,803,455,457		627,650,000		$74.57

See financial notes
124Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated		$769,034,669
Securities on loan, net	+	10,609
Total investment income		769,045,278

Expenses
Management fees		12,584,435
Proxy fees[1]	+	588,932
Total expenses	–	13,173,367
Net investment income		755,871,911

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(355,507,953)
Net realized gains on sales of in-kind redemptions - unaffiliated		205,457,640
Net realized losses on futures contracts	+	(7,647,719)
Net realized losses		(157,698,032)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,270,463,420
Net change in unrealized appreciation (depreciation) on futures contracts	+	(295,306)
Net change in unrealized appreciation (depreciation)	+	1,270,168,114
Net realized and unrealized gains		1,112,470,082
Increase in net assets resulting from operations		$1,868,341,993

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report125

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$755,871,911	$1,089,446,351
Net realized gains (losses)		(157,698,032)	900,938,380
Net change in unrealized appreciation (depreciation)	+	1,270,168,114	(3,630,852,309)
Increase (decrease) in net assets resulting from operations		$1,868,341,993	($1,640,467,578)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($735,561,440)	($1,019,575,010)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		128,350,000	$9,559,340,103	219,600,000	$16,965,868,871
Shares redeemed	+	(13,200,000)	(983,176,725)	(67,050,000)	(5,166,046,729)
Net transactions in fund shares		115,150,000	$8,576,163,378	152,550,000	$11,799,822,142

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		512,500,000	$37,094,511,526	359,950,000	$27,954,731,972
Total increase	+	115,150,000	9,708,943,931	152,550,000	9,139,779,554
End of period		627,650,000	$46,803,455,457	512,500,000	$37,094,511,526
See financial notes
126Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. TIPS ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab U.S. Equity ETFs | Semiannual Report127

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
128Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 28, 2023 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2023, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2023 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. A non-recurring dividend with a payable date of February 28, 2023 and an ex-date of March 1, 2023, is presented in the Statements of Assets and Liabilities as Deferred dividend income payable.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to an index may occur from time to time and may not be identified by the index provided for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, market risk, liquidity risk and leverage risk are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on a fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. BROAD MARKET ETF	SCHWAB 1000 INDEX ETF	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHWAB U.S. LARGE-CAP VALUE ETF	SCHWAB U.S. MID-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2023, as applicable:
	UNDERLYING FUNDS
	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. SMALL-CAP ETF
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.0%*	0.0%*
Schwab Target 2020 Index Fund	0.2%	0.0%*
Schwab Target 2025 Index Fund	0.5%	0.1%
Schwab Target 2030 Index Fund	1.0%	0.2%
Schwab Target 2035 Index Fund	0.7%	0.1%
Schwab Target 2040 Index Fund	1.0%	0.2%
Schwab Target 2045 Index Fund	0.6%	0.1%
Schwab Target 2050 Index Fund	0.8%	0.2%
Schwab Target 2055 Index Fund	0.5%	0.1%
Schwab Target 2060 Index Fund	0.6%	0.2%
Schwab Target 2065 Index Fund	0.1%	0.0%*
Schwab VIT Balanced Portfolio	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.1%

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2023, each fund’s total purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab U.S. Broad Market ETF	$42,890,134	$126,490,585	($53,883,287)
Schwab 1000 Index ETF	17,189,210	21,954,766	(16,266,071)
Schwab U.S. Large-Cap ETF	205,078,922	265,579,086	(194,300,604)
Schwab U.S. Large-Cap Growth ETF	392,416,911	421,157,865	(213,128,263)
Schwab U.S. Large-Cap Value ETF	263,734,196	362,107,698	(35,976,692)
Schwab U.S. Mid-Cap ETF	128,161,357	231,182,370	(150,970,996)
Schwab U.S. Small-Cap ETF	178,838,395	452,487,207	(74,277,261)
Schwab U.S. Dividend Equity ETF	150,729,853	150,947,289	(27,264,551)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

 5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at February 28, 2023 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. Broad Market ETF	$29,360,107	149
Schwab 1000 Index ETF	4,103,104	21
Schwab U.S. Large-Cap ETF	49,933,293	254
Schwab U.S. Large-Cap Growth ETF	19,147,459	168
Schwab U.S. Large-Cap Value ETF	20,432,388	274
Schwab U.S. Mid-Cap ETF	17,942,156	75
Schwab U.S. Small-Cap ETF	20,303,091	222
Schwab U.S. Dividend Equity ETF	101,609,434	582
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Financial Notes, unaudited (continued)

 9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2023, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$535,488,557	$443,099,447
Schwab 1000 Index ETF	84,799,269	68,132,581
Schwab U.S. Large-Cap ETF	865,956,682	728,719,685
Schwab U.S. Large-Cap Growth ETF	1,328,188,181	1,247,813,222
Schwab U.S. Large-Cap Value ETF	501,895,943	483,510,973
Schwab U.S. Mid-Cap ETF	1,671,294,062	1,447,137,880
Schwab U.S. Small-Cap ETF	1,281,923,305	1,024,830,938
Schwab U.S. Dividend Equity ETF	2,095,448,443	2,108,857,647

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2023, were as follows:

	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$1,341,657,567	$872,990,980
Schwab 1000 Index ETF	258,902,013	27,155,711
Schwab U.S. Large-Cap Growth ETF	1,141,387,239	244,630,152
Schwab U.S. Large-Cap Value ETF	727,609,159	594,202,308
Schwab U.S. Small-Cap ETF	1,886,813,413	1,575,405,297
Schwab U.S. Dividend Equity ETF	9,306,014,779	763,947,746
For the period ended February 28, 2023, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2023 are disclosed in the funds’ Statements of Operations, if any.
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Financial Notes, unaudited (continued)

 11. Federal Income Taxes:
As of February 28, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. Broad Market ETF	$15,128,322,014	$6,884,917,677	($1,025,863,008)	$5,859,054,669
Schwab 1000 Index ETF	2,170,100,620	438,836,082	(118,977,482)	319,858,600
Schwab U.S. Large-Cap ETF	23,007,066,410	8,663,766,381	(1,173,874,493)	7,489,891,888
Schwab U.S. Large-Cap Growth ETF	11,380,169,231	4,288,008,568	(646,613,537)	3,641,395,031
Schwab U.S. Large-Cap Value ETF	8,494,788,812	1,905,902,941	(475,424,218)	1,430,478,723
Schwab U.S. Mid-Cap ETF	8,820,894,425	1,856,811,142	(753,633,069)	1,103,178,073
Schwab U.S. Small-Cap ETF	14,437,811,595	2,615,662,450	(2,411,056,939)	204,605,511
Schwab U.S. Dividend Equity ETF	44,954,818,090	3,512,084,674	(1,793,783,703)	1,718,300,971
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab U.S. Broad Market ETF	$225,333,461
Schwab 1000 Index ETF	22,839,757
Schwab U.S. Large-Cap ETF	439,660,370
Schwab U.S. Large-Cap Growth ETF	362,558,600
Schwab U.S. Large-Cap Value ETF	447,106,443
Schwab U.S. Mid-Cap ETF	599,446,574
Schwab U.S. Small-Cap ETF	697,676,757
Schwab U.S. Dividend Equity ETF	893,486,361
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2023. The tax-basis components of distributions paid during the fiscal year ended August 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab U.S. Broad Market ETF	$301,551,265
Schwab 1000 Index ETF	29,128,865
Schwab U.S. Large-Cap ETF	444,552,685
Schwab U.S. Large-Cap Growth ETF	75,895,760
Schwab U.S. Large-Cap Value ETF	212,274,805
Schwab U.S. Mid-Cap ETF	141,961,375
Schwab U.S. Small-Cap ETF	200,176,110
Schwab U.S. Dividend Equity ETF	1,019,575,010
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2022, the funds did not incur any interest or penalties.
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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

 12. Share Splits:
The Board authorized a 2-for-1 share split for the Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Small-Cap ETF which applied to shareholders of record as of the close of markets on March 8, 2022, and paid after the close of markets on March 10, 2022. Shares began trading at their post-split price on March 11, 2022. The share split increased the number of shares outstanding and decreased the NAV per share. The share split did not change the total value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Small-Cap ETF have been retroactively adjusted for the period ended August 31, 2022 and all prior periods to reflect the above share split.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab U.S. Equity ETFs
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity risk metrics. No significant liquidity events impacting any of the funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab U.S. Equity ETFs

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as “growth” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as “value” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
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median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Schwab 1000 Index A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
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Notes

Notes

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab U.S. Equity ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR54789-13
00284394

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 17, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	April 17, 2023